As filed with the Securities and Exchange Commission on April 3, 2020
Registration Numbers 333-152194/811-21262

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
Registration Statement Under The Securities Act Of 1933
Post-Effective Amendment No. 13
And
Registration Statement Under The Investment Company Act Of 1940
Amendment No. 229
Brighthouse Separate Account Eleven for Variable Annuities
(Registrant)

Brighthouse Life Insurance Company
(Depositor)
11225 North Community House Road, Charlotte, NC 28277
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, including area code: (980) 365-7100

Brighthouse Life Insurance Company
c/o The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
New Castle County
Wilmington, DE 19801
(302) 658-7581
(Name and Address of Agent for Service)
Copies to:
Dodie C. Kent
Eversheds Sutherland (US) LLP
The Grace Building, 40th Floor
1114 Avenue of the Americas
New York, NY 10036-7703
Approximate Date of Proposed Public Offering:
On May 1, 2020 or as soon thereafter as practicable
It is proposed that this filing will become effective (check appropriate box):
□ immediately upon filing pursuant to paragraph (b) of Rule 485.
☒ on May 1, 2020 pursuant to paragraph (b) of Rule 485.
□ days after filing pursuant to paragraph (a)(1) of Rule 485.
□ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Allocated and Unallocated Group Variable Annuity Contracts

Gold Track Prospectus
This prospectus describes Gold Track, a flexible premium variable annuity contract (the “Contract”) issued by Brighthouse Life Insurance Company (the “Company," “Our”, “Us” or “We”). The Contract is used in connection with 401(k) Plans, 403(a) Plans, 403(b) Plans, Keoghs, 457(b) Plans and non-qualified deferred compensation Plans. The Company no longer actively offers the Contract to new purchasers. Current Contract Owners may make additional Purchase Payments.
The Contract’s value will vary daily to reflect the investment experience of the Funding Options (referred to as “Subaccounts” in Your Contract available through Brighthouse Separate Account Eleven for Variable Annuities) You select and, subject to availability, the interest credited to the Fixed Account. The Funding Options available for all Contracts are:

American Funds Insurance Series® — Class 2
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio — Class C
American Funds® Growth Allocation Portfolio — Class C
American Funds® Moderate Allocation Portfolio — Class C
BlackRock High Yield Portfolio — Class A
Brighthouse Asset Allocation 100 Portfolio — Class B
Brighthouse Small Cap Value Portfolio — Class B
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A
Brighthouse/Wellington Large Cap Research Portfolio — Class E
Clarion Global Real Estate Portfolio — Class A
Harris Oakmark International Portfolio — Class A
Invesco Global Equity Portfolio — Class A
Invesco Small Cap Growth Portfolio — Class A
JPMorgan Small Cap Value Portfolio — Class A
Loomis Sayles Global Allocation Portfolio — Class A
Loomis Sayles Growth Portfolio — Class B
MFS® Research International Portfolio — Class B
PIMCO Inflation Protected Bond Portfolio — Class A
PIMCO Total Return Portfolio — Class B
T. Rowe Price Large Cap Value Portfolio — Class B
Victory Sycamore Mid Cap Value Portfolio — Class B
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A
BlackRock Capital Appreciation Portfolio — Class A
BlackRock Ultra-Short Term Bond Portfolio — Class E
Brighthouse Asset Allocation 20 Portfolio — Class B
Brighthouse Asset Allocation 40 Portfolio — Class B
Brighthouse Asset Allocation 60 Portfolio — Class B
Brighthouse Asset Allocation 80 Portfolio — Class B
Brighthouse/Wellington Balanced Portfolio — Class A
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Frontier Mid Cap Growth Portfolio — Class D
Jennison Growth Portfolio — Class A
MetLife Aggregate Bond Index Portfolio — Class A
MetLife MSCI EAFE® Index Portfolio — Class A
MetLife Russell 2000® Index Portfolio — Class A
MetLife Stock Index Portfolio — Class A
MFS® Total Return Portfolio — Class F
MFS® Value Portfolio — Class A
Neuberger Berman Genesis Portfolio — Class A
T. Rowe Price Large Cap Growth Portfolio — Class B
T. Rowe Price Small Cap Growth Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Western Asset Management U.S. Government Portfolio — Class A
Fidelity® Variable Insurance Products
Contrafund® Portfolio — Service Class 2
Dynamic Capital Appreciation Portfolio — Service Class 2
Equity-Income Portfolio — Initial Class
Mid Cap Portfolio — Service Class 2
Franklin Templeton Variable Insurance Products Trust — Class 2
Templeton Developing Markets VIP Fund
Templeton Foreign VIP Fund
Janus Aspen Series — Service Shares
Janus Henderson Enterprise Portfolio
Janus Henderson Global Research Portfolio
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Large Cap Value Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Legg Mason Partners Variable Income Trust — Class I
Western Asset Core Plus VIT Portfolio
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund

Funding Options may have been subject to change. Please see “Appendix B — Additional Information Regarding the Underlying Funds.”
The Fixed Account is described in a separate prospectus. The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.
In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, paper copies of the shareholder reports for the Underlying Funds available under your variable annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from Us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge. You can inform Us that you wish to continue receiving paper copies of your shareholder reports by calling (800) 638-7732, or by sending an email correspondence to rcg@brighthousefinancial.com. Your election to receive reports in paper will apply to all Underlying Funds available under your contract.
This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information (“SAI”) dated May 1, 2020.
We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy free of charge, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266
or call 1-800-842-9406. You may also obtain an electronic copy of the SAI, as well as other material that We file electronically and certain material incorporated by reference, at the SEC’s website (http://www.sec.gov). See Appendix D for the SAI’s table of contents.
Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
The Contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus Dated: May 1, 2020

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Glossary
Accumulation Period — the period before the commencement of Annuity Payments.
Accumulation Unit — an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.
Annuitant — a person on whose life the Maturity Date depends and Annuity Payments are made.
Annuity — payment of income for a stated period or amount.
Annuity Payments — a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.
Annuity Period — the period following commencement of Annuity Payments.
Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.
Beneficiary(ies) — the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant’s, Annuitant’s or Contract Owner’s death, as applicable.
Cash Surrender Value — the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.
Certificate — (if applicable) the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.
Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.
Company (We, Us, Our) — Brighthouse Life Insurance Company.
Competing Fund — any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.
Contract — for convenience, means the Contract or Certificate (if applicable). For example, Contract Year also means Certificate Year.
Contract Date — the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.
Contract Owner — the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.
Contract Value/Account Value/Cash Value — the value of the Accumulation Units in Your Account (or a Participant’s Individual Account, if applicable) less any reductions for administrative charges (hereinafter referred to in this prospectus as Contract Value).
Contract Year — twelve-month periods beginning with the Contract Date, or any anniversary thereof.
Death Report Date — the day on which We have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.
Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.
ERISA — The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.
Excess Plan Contributions — Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.
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Fixed Account — an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.
Fixed Annuity — an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.
Funding Options — the variable investment options to which Purchase Payments under the Contract may be allocated.
Good Order — A request or transaction generally is considered in “Good Order” if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by Us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: Your completed application; Your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Funding Options affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that We may require, including any spousal or joint Contract Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by Us of sufficient funds to effect the purchase. We may, in Our sole discretion, determine whether any particular transaction request is in Good Order, and We reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact Us or Your financial representative (where applicable) before submitting the form or request.
Home Office — the Home Office of Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, or any other office that We may designate for the purpose of administering this Contract. The office that administers Your Contract is located at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.
Individual Account — an account under which Accumulation Units are credited to a Participant or Beneficiary under the Contract.
Maturity Date — the date on which the Annuity Payments are to begin.
Participant — an individual participating under a group Contract or an eligible person who is a member in the Plan.
Plan — for a group Contract, the plan or the arrangement used in a retirement plan or program whereby Purchase Payments and any gains are intended to qualify under Section 401, 403, or 457 of the Code.
Plan Administrator — the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.
Plan Termination — termination of Your Plan, including partial Plan Termination, as determined by Us.
Plan Trustee — the trustee specified in the Contract specifications.
Premium Tax — the amount of tax, if any, charged by the state or municipality on Purchase Payments.
Purchase Payments — the premium payment(s) applied to the Contract, less any Premium Taxes (if applicable).
Qualified Contract — a Contract used in a retirement Plan or program that is intended to qualify under Section 401, 403, or 457 of the Code.
Separate Account — a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.
Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.
Third Party Administrator (“TPA”) — an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.
Underlying Fund — a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission (the "SEC") in which the Subaccounts invest.
Valuation Date — a day on which the New York Stock Exchange (“NYSE”) is open for business. The value of each Subaccount is determined as of the close of regular trading on the NYSE on such days, typically 4:00 p.m. Eastern Time. A Valuation Date ends earlier than 4:00 p.m. Eastern Time if the NYSE closes early. It is expected that the NYSE will be closed on Saturdays and Sundays and on the observed holidays of New Year’s Day, Martin Luther King, Jr. Day,
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President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Valuation Dates are also referred to herein as “Business Days.”
Valuation Period — the period between the end of one Valuation Date and the end of the next Valuation Date.
Variable Annuity — an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.
Written Request — written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.
You, Your — “You,” depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan). In connection with a 403(b) Plan Termination, as of the date of the Contract or cash distribution under such Plan Termination, "You" means the Participant who has received such Contract or cash distribution.
Your Account — Accumulation Units credited to You under this Contract.
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Summary:
Gold Track Annuity
This summary details some of the more important points that You should know and consider before purchasing the Contract. Please read the entire prospectus carefully.
Can you give me a general description of the Variable Annuity Contract? The Contract offered by Brighthouse Life Insurance Company is intended for retirement savings or other long-term investment purposes.
The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account. Because of exemptive and exclusionary provisions, neither the Fixed Account nor Our general account has been registered as an investment company under the Investment Company Act of 1940, as amended (“1940 Act”). We guarantee money directed to the Fixed Account as to principal and interest. Contract Value allocated to the Fixed Account, interest credited to the Fixed Account and amounts paid under a fixed payment option are subject to Our financial strength and claims paying ability. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.
The Contract, like all deferred Variable Annuity contracts, has two phases: the accumulation phase (Accumulation Period) and the payout phase (Annuity Period). During the accumulation phase generally, under a Qualified Contract, Your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when You are in a lower tax bracket. During the accumulation phase, under a non-qualified Contract, earnings on Your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.
During the payout phase You may choose to receive income payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect Variable Annuity Payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options and begin to receive payments, it cannot be changed. During the payout phase, You have the same investment choices You had during the accumulation phase.
Who can purchase this Contract? The Contract is used in connection with qualified retirement Plans (which include Contracts qualifying under Section 401, 403 or 457 of the Code). The Contract may also be issued for non-qualified and unfunded deferred compensation Plans which do not qualify for special treatment under the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits. The Contract is not available to new purchasers.
The minimum Purchase Payment allowed is an average of $1,000 annually per individual Contract, or $10,000 annually per group Contract.
Can I exchange my current Annuity contract for this Contract? The Code generally permits You to exchange one Annuity contract for another in a “tax-free exchange.” Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower, and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.
Who is the Contract issued to? If a group allocated Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract. Where We refer to “You,” We are referring to the group Participant. Where We refer to Your Contract, We are referring to a group allocated Contract or individual Certificate, as applicable.
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Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You (for example, dollar-cost averaging, etc.). Your retirement Plan provisions supersede this prospectus. If You have any questions about Your specific retirement Plan, contact Your Plan Administrator.
The Contract may not currently be available for sale in all states. Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.
Is there a right to return period? For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax-deferred Annuity Plans, You may return the Contract for a full refund of the Contract Value (including charges) within ten days after You receive it (the “right to return period”). If You cancel the Contract within ten days after You receive it, You receive a full refund of the Contract Value plus any Contract charges You paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk on the Purchase Payments allocated to a Funding Option during the free look period; therefore, the Contract Value returned to You may be greater or less than Your Purchase Payment. The Contract Value will be determined as of the close of business on the day We receive a Written Request for a refund. There is no right to return period for unallocated Contracts.
Can you give a general description of the Funding Options and how they operate? The Funding Options represent Subaccounts of the Separate Account. At Your direction, the Separate Account, through its Subaccounts, uses Your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.
You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer. Please refer to Your Contract for restrictions on transfers to and from the Fixed Account.
What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. For each allocated Contract, We may deduct a semi-annual Contract administrative charge of $15. A maximum Subaccount administrative charge of 0.10% annually will be charged in addition to or instead of the semi-annual Contract administrative charge, depending upon the terms of Your allocated Contract. The maximum annual insurance charge is 1.20% of the amounts You direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.
If You withdraw amounts from the Contract, either a deferred sales charge or a surrender charge may apply. The amount of the charge depends on a number of factors, including the length of time the Contract has been in force or the years since a Purchase Payment was made. If You withdraw all amounts under the Contract, or if You begin receiving Annuity/income Payments, We may be required by Your state to deduct a Premium Tax.
During the Annuity Period, if You have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amounts withdrawn will be assessed. Please refer to the “The Annuity Period” section for a description of this benefit.
How will my Purchase Payments and withdrawals be taxed? Generally, the payments You make to a Qualified Contract during the Accumulation Period are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, and on any earnings when You make a withdrawal or begin receiving Annuity Payments. Under a non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If You are younger than 59 1⁄2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.
For owners of Qualified Contracts, if You reach a certain age, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, We can calculate and pay You the minimum required distribution amounts.
How may I access my money? You can take withdrawals any time during the Accumulation Period. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.
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What is the death benefit under the Contract? The death benefit applies before the Annuity Period upon the first death of the Contract Owner, joint Contract Owner, or Annuitant. The amount of the death benefit payable upon such death is described under “Death Benefit” in this prospectus. Assuming You are the Annuitant, the death benefit is as follows: If You die before the Contract is in the Annuity Period, the person You have chosen as Your Beneficiary will receive a death benefit. There is no death benefit after the Annuity Period begins, however, depending on the Annuity option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (see “Death Proceeds After the Maturity Date” for more information). We calculate the death benefit value at the close of the Business Day on which Our Home Office receives (1) Due Proof of Death and (2) written payment instructions. Any amount paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. (Please refer to the “Death Benefit” section of this prospectus for more details.)
Where may I find out more about Accumulation Unit values? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.
Are there any additional features? This Contract has other features You may be interested in. These include:
•	Dollar Cost Averaging. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
•	Systematic Withdrawal Option. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.
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Fee Table

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes (ranging from 0.5% to 3.5% and are applicable only in certain jurisdictions—see Appendix G).
Contract Owner Transaction Expenses
Contingent Deferred Sales Charge	Years Since Purchase Payment Made	Percentage
As a percentage of Purchase Payments	0-5	5%
	6+	0%
OR
Surrender Charge	Contract Year	Percentage
As a percentage of amount surrendered	1-2	5%
	3-4	4%
	5-6	3%
	7-8	2%
	9+	0%
Account Reduction Loan Initiation Fee(1) $75.00

(1)	Loans will be charged an initial set-up fee of $75.00.
Variable Liquidity Benefit Charge(2): 5%
(2)	This withdrawal charge only applies when You make a surrender after beginning to receive Annuity Payments. The charge is as follows:

Variable Liquidity Benefit Charge	Years Since Initial Purchase Payment Made	Percentage
As a percentage of the amount surrendered	0-5	5%
	6+	0%
OR
Variable Liquidity Benefit Charge	Contract Year	Percentage
As a percentage of amount surrendered	1-2	5%
	3-4	4%
	5-6	3%
	7-8	2%
	9+	0%
The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.
Maximum Annual Separate Account Charges
Administrative Charges
Semiannual Contract Administrative Charge (allocated Contracts only)	$15
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AND / OR
Funding Option Administrative Charge
(As a percentage of average daily net assets of the Separate Account for allocated Contracts)	0.10%
Mortality & Expense Risk Charge
(As a percentage of average daily net assets of the Separate Account)	1.20% (3)
Total Maximum Annual Separate Account Charges	1.30%
(3)	We are waiving the following amounts of the Mortality and Expense Risk charge as follows: 0.14% for the Subaccount investing in the Loomis Sayles Growth Portfolio of the Brighthouse Funds Trust I; 15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio — Class A of the Brighthouse Funds Trust II; 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.85% for the Subaccount investing in the Loomis Sayles Global Allocation Portfolio — Class A of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A of the Brighthouse Funds Trust II; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio — Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio — Class A of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Victory Sycamore Mid Cap Value Portfolio — Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio — Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS® Research International Portfolio — Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.265% for the Subaccount investing in the MetLife Stock Index Portfolio — Class A of the Brighthouse Funds Trust II; an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Ultra-Short Term Bond Portfolio − Class E of the Brighthouse Funds Trust II; and an amount equal to the Underlying Fund expenses that are in excess of 0.62% for the Subaccount investing in Invesco Global Equity Portfolio- Class A of the Brighthouse Funds Trust I.
Underlying Fund Expenses as of December 31, 2019 (unless otherwise indicated):
The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund’s management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. Certain Underlying Funds may impose a redemption fee in the future. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406. Please read the prospectuses carefully before making your allocations to the Subaccounts.
Minimum and Maximum Total Annual Underlying Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.28%	1.42%
Underlying Fund Fees and Expenses as of December 31, 2019
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.
Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund	0.52%	0.25%	0.05%	—	0.82%	—	0.82%
American Funds Growth Fund	0.32%	0.25%	0.04%	—	0.61%	—	0.61%
American Funds Growth-Income Fund	0.26%	0.25%	0.04%	—	0.55%	—	0.55%
Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio — Class C	0.06%	0.55%	0.01%	0.42%	1.04%	—	1.04%
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Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds® Growth Allocation Portfolio — Class C	0.06%	0.55%	0.01%	0.43%	1.05%	—	1.05%
American Funds® Moderate Allocation Portfolio — Class C	0.06%	0.55%	0.02%	0.41%	1.04%	—	1.04%
BlackRock High Yield Portfolio — Class A	0.60%	—	0.08%	—	0.68%	0.01%	0.67%
Brighthouse Asset Allocation 100 Portfolio — Class B	0.07%	0.25%	0.02%	0.66%	1.00%	—	1.00%
Brighthouse Small Cap Value Portfolio — Class B	0.75%	0.25%	0.04%	0.11%	1.15%	0.01%	1.14%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A	0.92%	—	0.09%	—	1.01%	0.10%	0.91%
Brighthouse/Wellington Large Cap Research Portfolio — Class E	0.56%	0.15%	0.03%	—	0.74%	0.04%	0.70%
Clarion Global Real Estate Portfolio — Class A	0.62%	—	0.05%	—	0.67%	0.04%	0.63%
Harris Oakmark International Portfolio — Class A	0.77%	—	0.05%	—	0.82%	0.03%	0.79%
Invesco Global Equity Portfolio — Class A	0.66%	—	0.04%	—	0.70%	0.11%	0.59%
Invesco Small Cap Growth Portfolio — Class A	0.85%	—	0.04%	—	0.89%	0.08%	0.81%
JPMorgan Small Cap Value Portfolio — Class A	0.78%	—	0.07%	—	0.85%	0.10%	0.75%
Loomis Sayles Global Allocation Portfolio — Class A	0.70%	—	0.08%	—	0.78%	0.01%	0.77%
Loomis Sayles Growth Portfolio — Class A†	0.57%	—	0.02%	—	0.59%	0.02%	0.57%
Loomis Sayles Growth Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
MFS® Research International Portfolio — Class B	0.70%	0.25%	0.04%	—	0.99%	0.10%	0.89%
Morgan Stanley Discovery Portfolio — Class B†	0.64%	0.25%	0.04%	—	0.93%	0.02%	0.91%
PIMCO Inflation Protected Bond Portfolio — Class A	0.48%	—	0.94%	—	1.42%	—	1.42%
PIMCO Total Return Portfolio — Class B	0.48%	0.25%	0.38%	—	1.11%	0.03%	1.08%
T. Rowe Price Large Cap Value Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.05%	0.79%
T. Rowe Price Large Cap Value Portfolio — Class E††	0.57%	0.15%	0.02%	—	0.74%	0.05%	0.69%
Victory Sycamore Mid Cap Value Portfolio — Class B	0.65%	0.25%	0.04%	—	0.94%	0.09%	0.85%
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A	0.34%	—	0.05%	—	0.39%	—	0.39%
BlackRock Capital Appreciation Portfolio — Class A	0.70%	—	0.02%	—	0.72%	0.09%	0.63%
BlackRock Ultra-Short Term Bond Portfolio — Class E	0.35%	0.15%	0.04%	—	0.54%	0.02%	0.52%
Brighthouse Asset Allocation 20 Portfolio — Class B	0.10%	0.25%	0.03%	0.63%	1.01%	0.03%	0.98%
Brighthouse Asset Allocation 40 Portfolio — Class B	0.06%	0.25%	—	0.63%	0.94%	—	0.94%
Brighthouse Asset Allocation 60 Portfolio — Class B	0.05%	0.25%	—	0.64%	0.94%	—	0.94%
Brighthouse Asset Allocation 80 Portfolio — Class B	0.05%	0.25%	0.01%	0.65%	0.96%	—	0.96%
Brighthouse/Wellington Balanced Portfolio — Class A	0.46%	—	0.07%	—	0.53%	—	0.53%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	0.70%	—	0.02%	—	0.72%	0.12%	0.60%
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Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Frontier Mid Cap Growth Portfolio — Class D	0.71%	0.10%	0.04%	—	0.85%	0.02%	0.83%
Jennison Growth Portfolio — Class A	0.60%	—	0.02%	—	0.62%	0.08%	0.54%
MetLife Aggregate Bond Index Portfolio — Class A	0.25%	—	0.03%	—	0.28%	0.01%	0.27%
MetLife MSCI EAFE® Index Portfolio — Class A	0.30%	—	0.07%	0.01%	0.38%	—	0.38%
MetLife Russell 2000® Index Portfolio — Class A	0.25%	—	0.06%	—	0.31%	—	0.31%
MetLife Stock Index Portfolio — Class A	0.25%	—	0.03%	—	0.28%	0.01%	0.27%
MFS® Total Return Portfolio — Class F	0.57%	0.20%	0.06%	—	0.83%	—	0.83%
MFS® Value Portfolio — Class A	0.61%	—	0.02%	—	0.63%	0.06%	0.57%
Neuberger Berman Genesis Portfolio — Class A	0.82%	—	0.04%	—	0.86%	0.01%	0.85%
T. Rowe Price Large Cap Growth Portfolio — Class B	0.60%	0.25%	0.03%	—	0.88%	0.05%	0.83%
T. Rowe Price Small Cap Growth Portfolio — Class B	0.47%	0.25%	0.03%	—	0.75%	—	0.75%
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	0.57%	—	0.03%	—	0.60%	0.06%	0.54%
Western Asset Management U.S. Government Portfolio — Class A	0.48%	—	0.02%	—	0.50%	0.03%	0.47%
Fidelity ® Variable Insurance Products
Contrafund® Portfolio — Service Class 2	0.54%	0.25%	0.07%	—	0.86%	—	0.86%
Dynamic Capital Appreciation Portfolio — Service Class 2	0.54%	0.25%	0.14%	—	0.93%	—	0.93%
Equity-Income Portfolio — Initial Class	0.44%	—	0.09%	—	0.53%	—	0.53%
High Income Portfolio — Initial Class†	0.55%	—	0.12%	—	0.67%	—	0.67%
Mid Cap Portfolio — Service Class 2	0.54%	0.25%	0.08%	—	0.87%	—	0.87%
Franklin Templeton Variable Insurance Products Trust — Class 2
Templeton Developing Markets VIP Fund	1.05%	0.25%	0.10%	0.01%	1.41%	—	1.41%
Templeton Foreign VIP Fund	0.80%	0.25%	0.05%	0.02%	1.12%	0.02%	1.10%
Janus Aspen Series — Service Shares
Janus Henderson Enterprise Portfolio	0.64%	0.25%	0.08%	—	0.97%	—	0.97%
Janus Henderson Global Research Portfolio	0.69%	0.25%	0.10%	—	1.04%	—	1.04%
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio	0.75%	—	0.04%	—	0.79%	—	0.79%
ClearBridge Variable Large Cap Growth Portfolio	0.70%	—	0.06%	0.01%	0.77%	—	0.77%
ClearBridge Variable Large Cap Value Portfolio	0.65%	—	0.06%	0.01%	0.72%	—	0.72%
ClearBridge Variable Small Cap Growth Portfolio	0.75%	—	0.06%	—	0.81%	—	0.81%
Legg Mason Partners Variable Income Trust — Class I
Western Asset Core Plus VIT Portfolio	0.45%	—	0.11%	—	0.56%	0.02%	0.54%
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund	0.65%	—	0.69%	—	1.34%	0.45%	0.89%
†	Not available under all Contracts. Availability depends on Contract issue date.
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at
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least until April 30, 2021. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds’ prospectuses for additional information regarding these arrangements.
Certain Underlying Funds that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
Examples
These examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, Annual Separate Account Charges, and Total Annual Underlying Fund Operating Expenses. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.
These examples assume that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. These examples reflect the Funding Option Administrative Charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, these examples are based on the Minimum and Maximum Total Annual Underlying Fund Operating Expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.
Example 1
	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown:
Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Underlying Fund with Maximum Total Annual Operating Expenses	$792	$1,283	$1,851	$2,942	$292	$833	$1,401	$2,942
Underlying Fund with Minimum Total Annual Operating Expenses	$678	$ 939	$1,272	$1,763	$178	$489	$ 822	$1,763
Example 2
	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown:
Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Underlying Fund with Maximum Total Annual Operating Expenses	$792	$1,193	$1,671	$2,942	$292	$833	$1,401	$2,942
Underlying Fund with Minimum Total Annual Operating Expenses	$678	$ 849	$1,092	$1,763	$178	$489	$ 822	$1,763
Condensed Financial Information

See Appendix A.
The Annuity Contract and Your Retirement Plan

If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan’s terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.
The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your Beneficiary obtain a signed authorization from Your employer or the Plan Administrator to exercise certain rights. We may rely on Your employer's or the Plan Administrator’s
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statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer's retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. If You are a Texas Optional Retirement Program participant, please see Appendix E for specific information which applies to You.
403(b) Plan Terminations
Upon a 403(b) Plan Termination, Your employer is required to distribute Your Plan benefits under the Contract to You. Your employer may permit You to receive Your distribution of Your 403(b) Plan benefit in cash or in the form of the Contract.
If You elect to receive Your distributions in cash, the distribution is a withdrawal under the Contract, and any amounts withdrawn are subject to applicable surrender charges. Outstanding loans will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See “Federal Tax Considerations.”) Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of this prospectus. However, if Your employer chooses to distribute cash as the default option, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or Annuity contract issued by Us or by one of Our affiliates, which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.
If You receive the distribution in form of the Contract, We will continue to administer the Contract according to its terms. However in that case, You may not make any additional Purchase Payments or take any loans. In addition, the Company will rely on You to provide certain information that would otherwise be provided to the Company by the employer or Plan Administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of a Contract as a default option when that Contract is an investment vehicle for a Section 403(b) ERISA Plan.
Other Plan Terminations
Upon termination of a retirement plan that is not a Section 403(b) plan, Your employer is generally required to distribute Your Plan benefits under the Contract to You.
This distribution is in cash. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable surrender charges. Outstanding loans, if available, will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See “Federal Tax Considerations.”) Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of this prospectus. However, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or Annuity contract issued by Us or one of Our affiliates which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding.
The Annuity Contract

Gold Track Annuity is a Contract between the Contract Owner and the Company. This is the prospectus — it is not the Contract. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. This prospectus describes all the material features of the Contract. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.
The Company offers several different Annuities that Your financial representative (where applicable) may be authorized to offer to You. Each Annuity offers different features and benefits that may be appropriate for You. In particular, the Annuities differ based on variations in the standard and optional death benefit protection provided for Your Beneficiaries, the availability of optional living benefits, the ability to access Your Contract Value if necessary and the charges that You will be subject to if You make a withdrawal or surrender the Annuity. The Separate Account charges and other charges may be different between each Annuity We offer. Optional death benefits and living benefits are
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subject to a separate charge for the additional protections they offer to You and Your Beneficiaries. Furthermore, Annuities that offer greater flexibility to access Your Contract Value generally are subject to higher Separate Account charges than Annuities that deduct charges if You make a withdrawal or surrender.
We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.
You make Purchase Payments to Us, and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date (referred to as "Annuity Commencement Date" in Your Contract). The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts You allocate to the Separate Account (“Separate Account Contract Value”) or interest on the amounts You allocate to the Fixed Account (“Fixed Account Contract Value”). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each twelve-month period following the Contract Date is called a Contract Year.
Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.
Purchase of this Contract through a tax-qualified retirement Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing this Contract for its death benefits, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial representative (where applicable) to determine if this Contract is appropriate for You.
Contract Owner Inquiries
Any questions You have about Your Contract should be directed to Our Home Office at 1-800-842-9406.
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask Your financial representative for guidance regarding any requests or elections and for information about Your particular investment needs. Please bear in mind that Your financial representative, or any financial firm or financial professional You consult to provide advice, is not acting on Our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Allocated Contracts
A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.
Unallocated Contracts
We offer an unallocated Annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a TPA.
The Contracts will be issued to an employer or the trustee(s) or custodian of an employer’s Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no Individual Accounts under the unallocated Contracts for individual Participants in the Qualified Plan.
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Purchase Payments
The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group Contract. The initial Purchase Payment is due and payable before the Contract becomes effective. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.
We will apply the initial Purchase Payment less any applicable Premium Tax within two Business Days after We receive it at Our Home Office in Good Order. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five Business Days. If We cannot obtain the necessary information within five Business Days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.
We accept Purchase Payments made by check or cashier’s check. We do not accept cash, money orders or traveler’s checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access To Your Money.”)
We will credit subsequent Purchase Payments to a Contract on the same Business Day We receive it, if received in Good Order by Our Home Office prior to close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time). If We receive the Purchase Payment after close of the NYSE, We will credit the Purchase Payment to the Contract on the next Business Day. If Purchase Payments on Your behalf are not submitted to Us in a timely manner or in Good Order, there may be a delay in when amounts are credited.
We will provide You with the address of the office to which Purchase Payments are to be sent.
If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, they will not be in Good Order. We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.
Purchase Payments — Section 403(b) Plans
The Internal Revenue Service (“IRS”) announced new regulations affecting Section 403(b) Plans and arrangements. As part of these regulations, which generally are effective January 1, 2009, employers will need to meet certain requirements in order for their employees’ Annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one Annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called “90-24 transfers”). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional Purchase Payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.
If Your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into Your Contract, We urge You to consult with Your tax adviser prior to making additional Purchase Payments.
Accumulation Units
The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, Accumulation Units are used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each Valuation Date and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Units next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (normally 4:00 p.m. Eastern Time) on each Valuation Date. After the value is calculated, We adjust Your Contract Value accordingly. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.
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Accumulation Unit Value. The value of the Accumulation Units for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any Valuation Date is determined by multiplying the value on the preceding Valuation Date by 1.000 plus the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to (a) minus (b), divided by (c) where:
(a) = investment income plus capital gains and losses (whether realized or unrealized);
(b) = any deduction for applicable taxes (presently zero); and
(c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.
The net investment factor may be either positive or negative. A Funding Option’s investment income includes any distribution whose ex-dividend date occurs during the Valuation Period. The net investment factor is then reduced by a maximum charge of 0.000035616 for each day in the Valuation Period which is the daily equivalent of the maximum annual Separate Account Charge.
The Funding Options
You choose the Funding Options to which You allocate Your Purchase Payments. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the 1940 Act. These Underlying Funds are not publicly traded and are only offered through Variable Annuity contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.
We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund’s adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see “Payments We Receive.” From time to time We may make new Funding Options available. In addition, We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a Variable Annuity product in cooperation with a fund family or distributor (e.g., a “private label” product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company’s selection criteria.
We do not provide any investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in the Contract Value of Your Contract resulting from the performance of the Underlying Funds You have chosen.
If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have higher fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and
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applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments, Contract Value, or both, at any time in Our sole discretion.
Payments We Receive. As described above, an investment adviser (other than Our affiliate, Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company’s role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds’ prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser (other than Our affiliate, Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Contracts.
The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser Brighthouse Investment Advisers, LLC, which is formed as a “limited liability company.” The Company’s ownership interests in Brighthouse Investment Advisers, LLC entitle Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See “Fee Table — Underlying Fund Fees and Expenses” for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)
Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund’s 12b-1 Plan, if any, is described in more detail in the Underlying Fund’s prospectus. (See “Fee Table — Underlying Fund Fees and Expenses” and “Other Information — Distribution of the Contracts.”) Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund’s 12b-1 Plan decrease the Underlying Fund’s investment return.
Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund’s investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your financial representative (where applicable). We do not guarantee the investment results of the Underlying Funds.
The current Underlying Funds are listed below, along with their investment advisers and any subadviser.
Underlying Fund	Investment Objective	Investment Adviser/Subadviser
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM
Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio — Class C	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
American Funds® Growth Allocation Portfolio — Class C	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Moderate Allocation Portfolio — Class C	Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
BlackRock High Yield Portfolio — Class A	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Small Cap Value Portfolio — Class B	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadvisers: Delaware Investments Fund Advisers; Wells Capital Management Incorporated
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Brighthouse/Wellington Large Cap Research Portfolio — Class E	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Clarion Global Real Estate Portfolio — Class A	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Harris Oakmark International Portfolio — Class A	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Global Equity Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value Portfolio — Class A	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Global Allocation Portfolio — Class A	Seeks high total investment return through a combination of capital appreciation and income.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Loomis Sayles Growth Portfolio — Class A†	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Loomis Sayles Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MFS ® Research International Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio — Class B†	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
PIMCO Inflation Protected Bond Portfolio — Class A	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio — Class B	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
T. Rowe Price Large Cap Value Portfolio — Class B	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Large Cap Value Portfolio — Class E††	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio — Class B	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio — Class E	Seeks a high level of current income consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio — Class B	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio — Class B	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio — Class B	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Wellington Balanced Portfolio — Class A	Seeks long-term capital appreciation with some current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio — Class D	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Jennison Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
MetLife Aggregate Bond Index Portfolio — Class A	Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife MSCI EAFE® Index Portfolio — Class A	Seeks to track the performance of the MSCI EAFE® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Russell 2000® Index Portfolio — Class A	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Stock Index Portfolio — Class A	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Total Return Portfolio — Class F	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS ® Value Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio — Class A	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio — Class B	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management U.S. Government Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Fidelity ® Variable Insurance Products
Contrafund ® Portfolio — Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Company LLC
Dynamic Capital Appreciation Portfolio — Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company LLC
Equity-Income Portfolio — Initial Class	Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity Management & Research Company LLC
High Income Portfolio — Initial Class†	Seeks a high level of current income, while also considering growth of capital.	Fidelity Management & Research Company LLC
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company LLC
Franklin Templeton Variable Insurance Products Trust — Class 2
Templeton Developing Markets VIP Fund	Seeks long-term capital appreciation.	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Janus Aspen Series — Service Shares
Janus Henderson Enterprise Portfolio	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Global Research Portfolio	Seeks long-term growth of capital.	Janus Capital Management LLC
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Value Portfolio	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
Legg Mason Partners Variable Income Trust — Class I
Western Asset Core Plus VIT Portfolio	Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar weighted average effective duration that is normally within 30% of the average duration of the domestic bond market as a whole.	Legg Mason Partners Fund Advisor, LLC
Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd; Western Asset Management Company Pte. Ltd.
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund	Seeks capital appreciation and retention of net investment income.	1919 Investment Counsel, LLC
†	Not available under all Contracts. Availability depends on Contract issue date.
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
Funding Options may have been subject to change. Please see “Appendix B — Additional Information Regarding the Underlying Funds.”
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Underlying Funds Which Are Fund of Funds
The following Underlying Funds available within the Brighthouse Funds Trust I and Brighthouse Funds Trust II are “fund of funds”:
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio
American Funds® Moderate Allocation Portfolio
“Fund of funds” Underlying Funds invest substantially all of their assets in other underlying funds. Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds in which the fund of funds Underlying Funds invest. You may be able to realize lower aggregate expenses by investing directly in the underlying funds instead of investing in the fund of funds Underlying Funds, if such underlying funds are available under the Contract. However, only some of the underlying funds are available under the Contract.
Charges and Deductions

General
We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:
•	the ability for You to make withdrawals and surrenders under the Contracts;
•	the death benefit paid on the death of the Contract Owner or Annuitant;
•	the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);
•	administration of the Annuity options available under the Contracts; and
•	the distribution of various reports to Contract Owners.
Costs and expenses We incur include:
•	losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;
•	sales and marketing expenses including commission payments to Your sales agent; and
•	other costs of doing business.
Risks We assume include:
•	that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;
•	that the amount of the death benefit will be greater than the Contract Value; and
•	that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.
We may also deduct a charge for taxes.
Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.
We may reduce or eliminate the surrender charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated
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persistency. The availability of a reduction or elimination of the surrender charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the surrender charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.
Contingent Deferred Sales Charge / Surrender Charge
Purchase Payments made under the Contract are not subject to a front-end sales load. However, when withdrawn, the Company will deduct either a surrender charge or a contingent deferred surrender charge on the amount withdrawn, as negotiated. Any surrender charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by the Contract Owner or Participant. The maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. The maximum contingent deferred surrender charge is 5% for five years from the date You make a Purchase Payment.
The surrender charges can be changed if We anticipate We will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the surrender charges, We will take into account:
(a)	the expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan;
(b)	Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants;
(c)	the expected level of commission We may pay to the agent or TPA for distribution expenses; and
(d)	any other factors that We anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.
We may not assess a surrender charge if a withdrawal is made under one of the following circumstances:
•	retirement of Participant
•	severance from employment by Participant
•	loans (if available)
•	hardship (as defined by the Code) suffered by the Participant
•	death of Participant
•	disability (as defined by the Code) of Participant
•	return of Excess Plan Contributions
•	minimum required distributions, generally when Participant reaches age 72 (age 70 1⁄2 if You were born on or before June 30, 1949)
•	transfers to an Employer Stock Fund
•	certain Plan expenses, as mutually agreed upon
•	annuitization under this Contract or another contract issued by Us
•	if permitted in Your state, for 403(b) arrangements, 401(k) Plans, 401(a) Plans, Section 457 deferred compensation Plans and 403(a) arrangements, direct transfers to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates and We agree
•	to avoid required Federal income tax penalties (This waiver only applies to amounts required to be distributed under the Code from this Contract.)
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For Section 401(a) Plans with less than 50 Participants at the time of sale, highly compensated employees, as defined by the Code, during the first 5 Contract Years may be subject to surrender charges for all distributions listed above except loans and return of Excess Plan Contributions.
Divorce. A withdrawal made pursuant to a divorce or separation instrument is subject to the same surrender charge provisions as described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Contract Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.
For unallocated Contracts, We make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and Us.
Free Withdrawal Allowance
For Contracts in use with deferred compensation Plans, the tax deferred Annuity Plans and combined Qualified Plans/tax-deferred Annuity Plans, there is currently a 10% free withdrawal allowance (based upon Contract Value as of the previous Contract anniversary) available each year after the first Contract Year. The available withdrawal amount will be calculated as of the first Valuation Date of any given Contract Year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders.
Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1⁄2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.
Mortality and Expense Risk Charge
Each Business Day, We deduct a mortality and expense risk (“M&E”) charge from amounts We hold in the Funding Options. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 1.20% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to Your sales agent.
Underlying Fund Fees and Expenses
We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.
Variable Liquidity Benefit Charge
If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed in the Accumulation Period.
We will assess the charge as a percentage of the total benefit received as follows:
Variable Liquidity Benefit Charge	Years Since Initial Purchase Payment Made	Percentage
As a percentage of the amount surrendered	0-5	5%
	6+	0%
OR
Variable Liquidity Benefit Charge	Contract Year	Percentage
As a percentage of amount surrendered	1-2	5%
	3-4	4%
	5-6	3%
	7-8	2%
	9+	0%
Please refer to “The Annuity Period” section for a description of this benefit.
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Administrative Charge
The following administrative charges may apply as described in Your Contract.
Semiannual Contract Administrative Charge. We may deduct a semiannual Contract administrative charge of up to $15 from the value of each Participant’s Individual Account. We will make any such deduction pro rata from each variable Funding Option at the end of each 6-month period. This fee is assessed only during the Accumulation Period, and may apply only to allocated Contracts.
We will also prorate this charge (i.e., calculate) from the date of participation in the Plan. We will also prorate this charge if the Participant’s Individual Account is terminated.
Administrative Expense. We deduct this charge on each business day from the variable Funding Options in order to compensate the Company for certain administrative and operating expenses of the Funding Options. The charge is equivalent, on an annual basis, to a maximum of 0.10% of the daily net asset value of each Funding Option. This charge is assessed during the Accumulation and Annuity Periods.
As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, We consider certain factors including, but not limited to, the following:
(a)	The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically.
(b)	Determination of Our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract Values.
(c)	TPA and/or agent involvement.
TPA Administrative Charges
We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to surrender charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.
The Company pays selected TPAs, some of which may be owned by or in which Your financial representative (where applicable) has a financial interest, a flat per Participant fee for various services in lieu of Our providing those services to Plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from Your Contract.
Premium Tax
Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. The chart in Appendix G shows the jurisdictions where premium taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.
Income Taxes
We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Changes in Taxes Based upon Premium or Value
If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.
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Account Reduction Loan Fees
We make available account reduction loans. If Your Plan or group of which You are a Participant or member permits account reduction loans, and You take an account reduction loan, there is a $75 Account Reduction Loan initiation fee. This fee is paid from the requested loan principal amount. The fee may be waived for certain groups.
Transfers

Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of a Business Day will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-Business Day or after the close of a Business Day will be processed based on the value(s) next computed on the next Business Day.
Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.
Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.
You may also transfer between the Funding Options and the Fixed Account; however, no transfers are allowed between the Fixed Account and any Competing Fund. Amounts previously transferred from the Fixed Account to the Underlying Funds may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months from the date of the transfer. Amounts previously transferred from a Competing Fund to an Underlying Fund, which is not a Competing Fund, may not be transferred to the Fixed Account for a period of at least 3 months from the date of the Purchase Payment. (Please refer to "Appendix F — Competing Funds".)
Restrictions on Transfers
Restrictions on Frequent Transfers. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund’s share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds. We monitor transfer activity in those Monitored Portfolios:
American Funds Global Growth Fund
BlackRock High Yield Portfolio
Brighthouse Small Cap Value Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Clarion Global Real Estate Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Harris Oakmark International Portfolio
High Income Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
Janus Henderson Global Research Portfolio
JPMorgan Small Cap Value Portfolio
Loomis Sayles Global Allocation Portfolio
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MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Small Cap Growth Portfolio
Templeton Developing Markets VIP Fund
Templeton Foreign VIP Fund
Western Asset Core Plus VIT Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more “round-trips” of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next ten calendar days, or a transfer out followed by a transfer in within the next ten calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in Our sole discretion.
As a condition to making their portfolios available in Our products, American Funds® requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current frequent transfer policies and procedures. Further, American Funds® requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds® monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will issue a warning letter for the first occurrence. If We detect a second occurrence, We will exercise Our contractual right to restrict Your number of transfers to one every six months.
Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.
The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares, and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the
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trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.
In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are “omnibus” orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plan Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.
In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.
Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We will issue a warning letter for the first occurrence. If We detect a second occurrence, We will exercise Our contractual right to restrict Your number of transfers to one every six months.
Dollar Cost Averaging
Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the Accumulation Period of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.
You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.
You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.
In addition to the DCA Program, We may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at Our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the Funding Options under either a 6-Month Program or 12-Month Program. The 6-Month Program and the 12-Month Program will generally have different credited interest rates. Under the 6-Month Program, the interest rate can accrue up to six months on amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in six months. Under the 12-Month Program, the interest rate can accrue up to twelve months on funds in the Special DCA Program and We must transfer all Purchase Payments and accrued interest in this DCA Program on a level basis to the selected Funding Options in twelve months.
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The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be credited with the non-program interest rate then in effect for the Fixed Account.
You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If You stop the Special DCA Program and elect to remain in the Fixed Account, We will credit Your Contract Value for the remainder of six or twelve months with the interest rate for non-DCA Program funds.
You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.
All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between Funding Options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.
We will terminate Your participation in the DCA Program upon notification of Your death. We reserve the right to terminate the availability of any dollar cost averaging program at any time.
Access to Your Money

Before Your Maturity Date, We will pay all or any portion of Your Cash Surrender Value to the Contract Owner or to You, as provided in the Plan. You may submit a written withdrawal request, which must be received at Our Home Office on or before the Maturity Date, that indicates that the withdrawal should be processed as of the Maturity Date, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation Unit value calculated as of the Maturity Date. A Contract Owner’s account may be surrendered for cash without the consent of any Participant, as provided in the Plan.
We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.
We may withhold payment of Cash Surrender Value or a Participant’s loan proceeds if any portion of those proceeds would be derived from a Contract Owner’s check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner’s check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.
For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).
If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1⁄2; (b) no longer employed; (c) deceased; (d) disabled; or (e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.
Systematic Withdrawals
Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals You must have a Contract Value of at least $5,000 and You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in
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writing, but You must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.
We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).
Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1⁄2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.
Account Reduction Loans
We administer loan programs made available through Plans or group arrangements on an account reduction basis for certain Contracts. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to Your Plan or group arrangement on a pro-rata basis from the source(s) of money the Plan or group arrangement permits to be borrowed (e.g., money contributed to the Plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Subaccount and the Fixed Account in which You then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. The allocation of Loan repayments will be detailed in Your Loan agreement. Loan repayments will be allocated on a pro-rata basis into the Funding Options and the Fixed Account in which You then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.
Ownership Provisions

Types of Ownership
Contract Owner
The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom You subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for non-qualified Contracts. You have sole power during the Annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided You have not named an irrevocable Beneficiary and provided You have not assigned the Contract.
You receive all payments while the Annuitant is alive unless You direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.
Beneficiary
You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or Contract Owner. If more than one Beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless You recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal Beneficiary or a spousal Beneficiary who has not chosen to assume the Contract, We will not transfer or otherwise remove the death benefit proceeds from either the Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.
Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.
Annuitant
The Annuitant is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after Your Contract is in effect.
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Abandoned Property Requirements
Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary of the Contract Owner last resided, as shown on Our books and records, or to Our state of domicile. (Escheatment is the formal, legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if Your Beneficiary steps forward to claim it with the proper documentation. To prevent Your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update Your Beneficiary designations, including addresses, if and as they change. Please call 1-800-842-9406 to make such changes.
Death Benefit

(This benefit is generally available under Allocated Contracts only.)
Before the Maturity Date, a death benefit is payable to the Beneficiary when the Participant dies. The death benefit is calculated at the close of the business day on which the Company’s Home Office receives Due Proof of Death and instructions for payment in Good Order.
Death Benefit Proceeds Prior to the Maturity Date
Allocated Contract. If the Participant dies before the Maturity Date and before reaching age 75 (whichever occurs first) the death benefit payable will be the greater of:
(a)	the Contract Value of the Participant’s Individual Account, or
(b)	the total Purchase Payments under that Participant’s Individual Account, less, for each option, any applicable Premium Tax, minus outstanding loan amounts and prior surrenders not previously deducted as of the date We receive Due Proof of Death (including any applicable surrender charge).
If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value of the Participant’s Individual Account, less any applicable Premium Tax or outstanding loan amounts as of the date We receive Due Proof of Death.
Unallocated Contract. (This death benefit is available only with Our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant’s attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:
(a)	the Contract Value attributable to the Participant under the Contract, or
(b)	the total Purchase Payments attributable to the Participant under the Contract, less any applicable Premium Tax, minus any outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death.
If the Participant dies on or after attainment of age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant under the Contract, less any applicable Premium Tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date We receive Due Proof of Death.
Payment of Proceeds
We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in Your Contract. Also, see “Federal Tax Considerations,” later, for information about federal tax law distribution requirements that apply upon your death. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available and that comply with applicable tax rules.
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If We are notified of Your death before any requested transaction is completed (including transactions under a DCA Program and systematic withdrawals program), We will cancel the request. As described above, the death benefit is determined on the Death Report Date.
Non-qualified Contracts
Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Unless...	Mandatory Payout Rules Apply*
Owner (who is not the Annuitant)	The Beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the Beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Owner (who is the Annuitant)	The Beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the Beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Annuitant (who is not the Contract Owner)	The Beneficiary (ies), or if none, to the Contract Owner.	Unless the Beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Annuitant (who is the Contract Owner)	See death of “owner who is the Annuitant” above.		Yes
Annuitant (where owner is a nonnatural entity/trust)	The Beneficiary (ies) (e.g. the trust) or if none, to the owner.		Yes (Death of Annuitant is treated as death of the owner in these circumstances.)
Beneficiary	No death proceeds are payable; Contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A
Qualified Contracts
Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Unless...	Mandatory Payout Rules Apply*
Owner/Annuitant	The Beneficiary(ies), or if none, to the Contract Owner’s estate.	Unless the Beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Beneficiary	No death proceeds are payable; Contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A
*	Certain payout rules of the Code are triggered upon the death of any Contract Owner. The rules for Non-Qualified Contracts and Qualified Contracts are similar, but differ in certain material respects. See “Federal Tax Considerations” for more information on the Code distribution requirements that apply to your type of Contract.
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Death Proceeds after the Maturity Date
If any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity option then in effect, subject to the requirements of tax law. In the case of a Qualified Contract, those requirements may mean that any remaining payments after your death must be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law. We will pay the death benefit to the Contract Owner, or the Beneficiary, as provided in the Plan.
The Annuity Period

Maturity Date
Under the Contract, You can receive regular income payments (“Annuity Payments”). You can choose the month and the year in which those payments begin (“Maturity Date”). You can also choose, subject to the requirements of tax law, among income plans (Annuity options). While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the Beneficiary before that date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person that the Code permits, and thereafter during the lifetime of the survivor; or (d) for a fixed amount. We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.
Certain Annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner and, in the case of Qualified Contracts, generally upon either the later of the Contract Owner’s attainment of age 72 (age 70 1⁄2, if You were born on or before June 30, 1949) or the year You retire from the employer whose Plan is associated with Your Qualified Contract. You should seek independent tax advice regarding the election of minimum required distributions.
These provisions are subject to restrictions that may apply in Your state, restrictions imposed by Your selling firm and our current established administrative procedures.
Please be aware that once Your Contract is annuitized, You are ineligible to receive the death benefit.
Variable Annuity
You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.
Determination of First Annuity Payment. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.
The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0% We call this Your net investment rate. Your net investment rate of 3.0% corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0%, then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0%, then the dollar amount of Your Variable Annuity Payments will increase.
Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Funding
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Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.
Fixed Annuity
You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under “Variable Annuity,”) except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.
Election of Options
Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.
Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:
(a)	the Participant’s name, address, date of birth, social security number
(b)	the amount to be distributed
(c)	the Annuity option which is to be purchased
(d)	the date the Annuity option payments are to begin
(e)	if the form of the Annuity provides a death benefit in the event of the Participant’s death, the name, relationship and address of the Beneficiary as designated by You and
(f)	any other data that We may require.
If the Contract is issued in New York on or after April 30, 2007 under the allocated Contract, if no election has been made by the Annuitant (90 years old or 10 years after the Certificate Date, or if We agree, a later date not to exceed the Annuitant’s 95th birthday) and if the Annuitant is living and has a spouse, We will pay to the Participant payments based on the life of the Annuitant as primary payee and the Annuitant’s spouse as secondary payee in accordance with the Joint and Last Survivor Life Annuity-Annuity Reduced on Death of Primary Payee Option. During the Annuitant’s lifetime, if no election has been made and the Annuitant has no spouse on the Maturity Date, We will pay to the Participant payments based on the life of the Annuitant, in accordance with the Life Annuity with 120 Monthly Payments Assured.
Retired Life Certificate
We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.
Allocation of Cash Value During the Annuity Period
At the time an Annuity option is elected, You also may elect to have the Participant’s Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the Participant, if You so authorize, may elect to transfer Contract Values from one Funding Option to another, as described in “Transfers” in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.
Annuity Options
Where required by state law or under a qualified retirement plan, the Annuitant’s sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and Annuity option elected. Due to underwriting, administrative or Code
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considerations, the choice of your joint Annuitant, the choice of percentage reduction in payments after Your death, and/or the duration of any guarantee period may be limited.
Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 4 or Option 5, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger. Generally, if more than one frequency is permitted under Your Contract, choosing less frequent payments will result in each Annuity payment being larger.
If Your Contract is a Qualified Contract, You must take distributions during Your life in accordance with the minimum required distribution rules set forth in applicable tax law. (See “Federal Tax Considerations.”) Under certain circumstances, You may satisfy those requirements by electing an Annuity option. Upon Your death, if Annuity Payments have already begun under a Qualified Contract, any remaining payments under the Contract also must be made in accordance with applicable tax law. In some cases, those tax laws may require that any remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law. If Your Contract is a Non-Qualified Contract, the tax rules that apply upon Your death are similar, but differ in some material respects, from the tax rules for Qualified Contracts. For example, if You die after Annuity Payments have already begun under a Non-Qualified Contract, any remaining payments can continue to be paid, provided that they are paid at least as rapidly as under the method of distribution in effect at the time of Your death.
Option 1 — Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.
Option 2 — Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.
Option 3 — Life Annuity — Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:
(a)	is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and
(b)	is
(1)	the number of Annuity Units represented by each payment; times
(2)	the number of payments made;
and for a Fixed Annuity:
(a)	is the Contract Value applied on the Maturity Date under this option, and
(b)	is the dollar amount of Annuity Payments already paid.
Option 4 — Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.
Option 5 — Joint and Last Survivor Annuity — Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.
On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.
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Option 6 — Payments for a Fixed Period without Life Contingency. We will make monthly payments for the period selected. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.
Option 7 — Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.
Variable Liquidity Benefit
This benefit is only offered with the Variable Annuity option “Payments for a Fixed Period without Life Contingency”.
At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.
Miscellaneous Contract Provisions

Right to Return
For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax-deferred Annuity Plans, You may return the Contract. The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk during the right to return period; therefore, if Your state only requires return of Contract Value, the Contract Value returned may be greater or less than Your Purchase Payment. All Contract Values will be determined as of the next valuation following the Company’s receipt of Your Written Request for refund.
Termination of Allocated Contracts
For purposes of the following discussion, “You” and “Your” refer to the group Contract Owner.
Under the allocated Contracts, if the Contract Value in a Participant’s Individual Account is less than the termination amount as stated in Your Contract, We reserve the right to terminate that account and move the Contract Value of that Participant’s Individual Account to Your Account.
Any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to Your Account at Your direction.
We will not terminate any Contract that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, We reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if You are the Participant and the Plan determines to terminate the Contract at a time when You (the Participant) have a guaranteed amount under any death benefit that is greater than the Contract Value, You (the Participant) forfeit any guaranteed amount You (the Participant) have accrued under the death benefit upon termination of the Contract.
If Your Contract was issued in a state other than New York or was issued in New York State prior to April 30, 2007:
You may discontinue this Contract by Written Request at any time for any reason.
We reserve the right to discontinue this Contract if:
(a)	the Contract Value of the Contract is less than the termination amount; or
(b)	We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or
(c)	We receive notice that is satisfactory to Us of Plan Termination.
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If We discontinue this Contract or We receive Your Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:
(a)	accept no further payments for this Contract; and
(b)	pay You the Cash Surrender Value of the Funding Options within 7 days of the date of Our written notice to You or distribute the Cash Surrender Value of each Participant’s Individual Account as described in the settlement provisions section at Your direction; and
(c)	pay You an amount as described in the Fixed Account prospectus.
If the Contract is discontinued, We will distribute the Cash Surrender Value to You no later than 7 days following Our mailing the written notice of discontinuance to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance.
If Your Contract was issued in New York State on or after April 30, 2007:
If the Contract is discontinued because of Plan Termination and the Plan certifies to Us that the Plan Termination is the result of the dissolution or liquidation of the employer under US Code Title 11 procedures, the Cash Surrender Value may be distributed directly to the employees entitled to share in such distributions in accordance with the Plan relating to Plan Termination. Distribution may be in the form of cash payments, Annuity options, or deferred annuities. For all 403(b) non-ERISA Plans You must provide notice to and receive consent from all Contract Owners under this Contract for this distribution.
If the Plan is terminated or the Contract discontinued by You for any other reason, then upon discontinuance of the Contract the following rules apply.
On the date We receive Your Written Request to discontinue the Contract, or We receive notice that is satisfactory to Us of Plan Termination, We will:
(a)	accept no further payments for this Contract or Certificate; and
(b)	pay You, or the Participant, if so authorized, the Cash Surrender Value of the Underlying Funds of the Contract and Certificates; and
(c)	pay You, or the Participant, if so authorized, any Fixed Account values of the Contract and Certificate, as described in the Fixed Account Rider, if applicable.
We reserve the right to discontinue this Contract if:
(a)	the Contract Value of the Contract is less than the termination amount; or
(b)	We determine that the Plan or administration of the Plan is not in conformity with applicable law.
Within 31 days after We notify You in writing of Our intent to discontinue the Contract, We will:
(a)	accept no further payments for this Contract or Certificates; and
(b)	pay You, or the Participant, if so authorized, the Contract Value of the Contract and Certificates; and
(c)	pay You, or the Participant, if so authorized, any Fixed Account Contract Value of the Contract and Certificates, if applicable.
For allocated Contracts, We will pay the Contract Value to the Participant or the Contract Owner if We terminate the Certificate and/or the Contract if the Contract Value is below the termination amount.
If this Contract is discontinued, We will distribute the values as applicable under the terms described above to You, or the Participants if so authorized, at the most current address available on Our records. Discontinuance of this Contract will not affect payments We are making under any Annuity options which began before the date of discontinuance.
Contract Exchanges
(a)	You may transfer all or any part of Your Account’s Cash Surrender Value from any Funding Option to any contract not issued by Us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the Individual Account’s Cash Surrender Value from one Funding Option to any contract not issued by Us.
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(b)	Under specific conditions, We may allow You to transfer to this Contract funds held by You in another group Annuity contract issued by Us or to transfer amounts from this Contract to another Contract issued by Us without applying a sales charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new sales charge may apply, as described in the new Contract.
(c)	Under specific conditions, when authorized by state insurance law, We may credit a Plan up to 4% of the amount transferred to Us from another group Annuity not issued by Us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.
Contract Value
During the Accumulation Period, the Contract Value can be determined by multiplying the total number of Funding Option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate Funding Option and adding the sums for each Funding Option. There is no assurance that the value in any of the Funding Options will equal or exceed the Purchase Payments made to such Funding Options.
Suspension of Payments
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any Business Day (1) when the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.
Misstatement
We may require proof of age of the Contract Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Contract Owner’s, Beneficiary’s or Annuitant’s life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.
Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.
Funding Options
The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.
Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Underlying Funds simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Underlying Funds do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Underlying Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.
Cybersecurity and Certain Business Continuity Risks
Our Variable Annuity contract business is largely conducted through digital communications and data storage networks and systems operated by Us and Our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our Variable Annuity contracts). For example, many routine operations, such as processing Contract Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect Our operations against cybersecurity breaches. Despite these protocols, a
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cybersecurity breach could have a material, negative impact on the Company and the Separate Account, as well as individual Contract Owners and their Contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises (such as COVID-19), may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with Our processing of Contract transactions, including the processing of transfer orders from Our website or with the Underlying Funds; impact Our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Cybersecurity breaches may also impact the issuers of securities in which the Funding Options invest, and it is possible the funds underlying Your Contract could lose value. There can be no assurance that We or Our service providers or the Funding Options will avoid losses affecting Your Contract due to cyber-attacks or information security breaches in the future. Although We continually make efforts to identify and reduce Our exposure to cybersecurity risk, there is no guarantee that We will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Funding Options invest.
The Separate Account

The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with the SEC as a unit investment trust under the 1940 Act. Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account Eleven for Variable Annuities. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account QP for Variable Annuities (“Separate Account QP”). On December 8, 2008 Separate Account QP, along with certain other separate accounts were combined with and into Separate Account Eleven.
We hold the assets of the Separate Account for the exclusive benefit of those who hold interests in the Separate Account, according to the laws of Delaware. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.
All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.
We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We will notify you of any such changes and We guarantee that the modification will not affect Your Contract Value.
Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company’s general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company’s general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by Our parent company, Brighthouse Financial, Inc., or by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.
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Performance Information
In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.
Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create “hypothetical historical performance” of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.
In a low interest rate environment, yields for fixed income Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund’s yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a fixed income Subaccount or participate in an asset allocation program where Contract Value is allocated to a fixed income Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.
Federal Tax Considerations

Introduction
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or ERISA.
We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.
For Federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
Qualified Annuity Contracts
Introduction
The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans” or “qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (“TSA”), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” or 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.
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We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
A Contract may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult Your tax adviser about Your particular situation.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce Your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
An IRA Contract will accept as a single purchase payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If You meet certain requirements, Your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.
With respect to IRA Contracts, we will withhold a portion of the taxable amount of Your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.
Withdrawals Prior to Age 59 1⁄2
A taxable withdrawal from a qualified Contract which is subject to income tax may also be subject to a 10% Federal income tax penalty for “early” distribution if taken prior to age 59 1⁄2, unless an exception described below applies.
Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:
(a)	on account of Your death or disability,
(b)	as part of a series of substantially equal periodic payments payable for Your life (or life expectancy) or joint lives (or joint life expectancies) of You and Your designated beneficiary and You are separated from employment,
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(c)	on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs),
(d)	pursuant to a qualified domestic relations order (“QDRO”). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs),
(e)	to pay IRS levies (and made after December 31, 1999),
(f)	to pay deductible medical expenses, or
(g)	in the case of IRAs only, to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000.
Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.
If You receive systematic payments that You intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to Your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.
The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
Rollovers and Transfers
Your Contract is non-forfeitable (i.e., not subject to the claims of Your creditors) and non-transferable (i.e., You may not transfer it to someone else).
Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.
Under certain circumstances, You may be able to transfer amounts distributed from Your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.
Federal income tax law allows You to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs You own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with Your tax adviser before making an IRA rollover.
Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)	minimum distribution requirements,
(b)	financial hardship, or
(c)	for a period of ten or more years or for life.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an “eligible rollover distribution” for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another IRA or other qualified plan. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the withholding percentage.
Death Benefits
The death benefit in a qualified Contract is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
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Required Minimum Distribution (“RMD”) amounts are required to be distributed from a qualified annuity Contract (including a Roth IRA) following Your death.
Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to Your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after his or her death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option over life, or a period not exceeding life expectancy.
Generally, distributions under this exception must start by the end of the year following Your death. However, if Your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year You would have attained age 72 (age 70 1⁄2, if You were born on or before June 30, 1949) if Your Contract permits.
If You die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the Contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
If Your surviving spouse is the sole designated beneficiary of Your Traditional or Roth IRA, then Your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death. The beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if Your Beneficiary is not a natural person, such as Your estate.
Your spouse may be able to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If Your beneficiary is not Your spouse and Your plan and Contract permit, Your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the Contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.
Required Minimum Distributions
Generally, You must begin receiving RMD amounts from Your qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “Required Beginning Date” is April 1 following the later of:
(a)	the calendar year in which You reach age 72 (age 70 1⁄2, if You were born on or before June 30, 1949), or
(b)	the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of Your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which You must begin receiving withdrawals is the year in which You attain age 72 (age 70 1⁄2, if You were born on or before June 30, 1949), even if You have not retired, taking Your first distribution no later than April 1 of the year after You reach age 72 (age 70 1⁄2, if You were born on or before June 30, 1949).
For all subsequent years, including the first year in which You took Your RMD by April 1, You must take the required minimum distribution for the year by December 31st. This will require You to take two distributions in the same calendar year if You wait to take Your first distribution until April 1 of the year after attaining age 72 (age 70 1⁄2, if You were born on or before June 30, 1949).
A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.
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You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of Your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the your 403(b) plan contracts.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult Your own tax adviser as to how these rules affect Your own distribution under this rule.
If You intend to receive Your minimum distributions in the form of Annuity Payments that are payable over the joint lives of You and a beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after Your death, any remaining payments be made over a shorter period or be reduced after Your death to satisfy the RMD rules and avoid the 50% excise tax. Other complex rules also apply to RMDs taken in the form of annuity payments. You should consult Your own tax adviser as to how these rules affect Your own Contract.
Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions do apply to beneficiaries of Roth IRAs.
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Additional Information Regarding TSA (ERISA and non-ERISA) 403(b)
Special Rules Regarding Exchanges
In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant’s or a beneficiary’s accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.
Withdrawals
If You are under age 59 1⁄2, You generally cannot withdraw money from your TSA Contract unless the withdrawal:
1.	Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;
2.	Is exchanged to another permissible investment under your 403(b) plan;
3.	Relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;
4.	Occurs after You die, leave your job or become disabled (as defined by the Code);
5.	Is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;
6.	Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
7.	Relates to rollover or after-tax contributions; or
8.	Is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant’s severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.
Distinction for Puerto Rico Code
An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the
Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”). To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
Contributions
The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions
Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee’s gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee’s gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant’s tax basis in his
46

retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%. A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:
(1)	the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2)	10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
In the case of distributions from a qualified plan in the form of annuity or installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year.
Upon the occurrence of a “Declared Disaster,” like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if You are a resident of Puerto Rico.
Rollover
Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations
In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in
47

ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
Other Information

The Insurance Company
Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.
The Company is an indirect wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company’s executive offices are located at 11225 North Community House Road, Charlotte, North Carolina 28277.
Financial Statements
The financial statements for the Company and for the Separate Account are located in the Statement of Additional Information.
Distribution of the Contracts
Distribution and Principal Underwriting Agreement. The Company has appointed Brighthouse Securities, LLC (“Brighthouse Securities”) to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Brighthouse Securities, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses Brighthouse Securities for expenses Brighthouse Securities incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). The Company also pays amounts to Brighthouse Securities that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Brighthouse Securities’ management team and other expenses of distributing the Contracts. Brighthouse Securities management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Brighthouse Securities. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Brighthouse Securities does not retain any fees under the Contracts; however, Brighthouse Securities may receive 12b-1 fees from the Underlying Funds.
Brighthouse Securities’ principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”). FINRA provides background information about broker-dealers and their financial representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Brighthouse Securities, on behalf of the Company, enters into selling agreements with unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt
48

from registration. Applications for the Contract are solicited by financial representatives who are associated persons of such unaffiliated broker-dealer firms. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer actively offers the Contracts to new purchasers, but it continues to accept Participants from existing Contracts and Purchase Payments from existing Contract Owners and Plan Participants.
Compensation. Broker-dealers who have selling agreements with Brighthouse Securities are paid compensation for the promotion and sale of the Contracts. Financial representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the financial representative receives depends on the agreement between the firm and the financial representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or financial representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.
Compensation is generally paid as a percentage of the Funding Options invested in the Contract. Alternatively, Brighthouse Securities may pay lower compensation on the Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but ranges from 0.75% to 2.50% of Purchase Payments (if up-front compensation is paid to financial representatives) and ranges from 0.10% to 0.15% annually of average Contract Value (if asset-based compensation is paid to financial representatives).
Brighthouse Securities has also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called “shelf space” arrangements. Under these arrangements, Brighthouse Securities pays separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company’s products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer’s sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company’s products.
These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be a flat fee, or based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by financial representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by Brighthouse Securities out of its own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its financial representatives to favor the Company’s products. Brighthouse Securities has entered into preferred distribution arrangements with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. (See the Statement of Additional Information — “Distribution and Principal Underwriting Agreement” for a list of the broker-dealer firms that received compensation during 2019, as well as the range of additional compensation paid.)
Brighthouse Securities may have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. Currently, the investment advisory firms include Morgan Stanley Investment Management, Inc. Financial representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.
From time to time, the Company pays organizations, associations and non-profit organizations fees to sponsor the Company’s Variable Annuity Contracts. The Company may also obtain access to an organization’s members to market Our Variable Annuity Contracts. These organizations are compensated for their sponsorship of Our Variable Annuity Contracts in various ways. Primarily, they receive a flat fee from the Company. The Company also compensates these organizations by funding their programs, scholarships, events or awards, such as a principal of the year award. The Company may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, the Company hires organizations including, for example, MetLife Services and Solutions, LLC or Metropolitan Life Insurance Company, with whom We were previously affiliated, to perform administrative and enrollment services for Us, for which they are paid a fee based upon a percentage of the account balances their members hold in the Contract. The Company also may retain finders and consultants to introduce the Company to potential clients and for establishing and maintaining relationships
49

between the Company and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. The Company or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.
Conformity with State and Federal Laws
The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.
Voting Rights
The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.
In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding Subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.
The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.
Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the Subaccounts corresponding to his or her interest.
Contract Modification
We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.
Postponement of Payment (the “Emergency Procedure”)
Payment of any benefit or determination of values may be postponed whenever: (1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the SEC so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supersede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.
50

Restrictions on Financial Transactions
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.
Legal Proceedings
In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or the Company’s ability to meet its obligations under the Contracts.
51

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Appendix A

Condensed Financial Information
for Brighthouse Separate Account Eleven for Variable Annuities
(formerly MetLife of CT Separate Account Eleven for Variable Annuities and formerly MetLife of CT Separate Account QP for Variable Annuities)
Accumulation Unit Values (in dollars)
The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the minimum Separate Account Charge available under the contract. The second table provides the AUV information for the maximum Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.
Gold Track — Separate Account Charges 0.60%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (4/08)	2019	2.996	4.028	839,616
	2018	3.314	2.996	962,492
	2017	2.536	3.314	1,009,305
	2016	2.535	2.536	1,086,515
	2015	2.385	2.535	1,251,931
	2014	2.345	2.385	1,449,098
	2013	1.826	2.345	1,550,822
	2012	1.499	1.826	2,004,861
	2011	1.655	1.499	3,069,218
	2010	1.490	1.655	2,735,685
American Funds Growth Subaccount (Class 2) (4/08)	2019	3.195	4.154	1,861,835
	2018	3.223	3.195	2,001,725
	2017	2.527	3.223	2,001,082
	2016	2.322	2.527	2,087,603
	2015	2.186	2.322	2,241,656
	2014	2.027	2.186	2,671,204
	2013	1.567	2.027	2,778,224
	2012	1.337	1.567	3,190,950
	2011	1.406	1.337	4,214,472
	2010	1.191	1.406	4,328,492
American Funds Growth-Income Subaccount (Class 2) (4/08)	2019	2.687	3.369	684,641
	2018	2.752	2.687	742,224
	2017	2.263	2.752	694,563
	2016	2.041	2.263	849,760
	2015	2.024	2.041	968,466
	2014	1.840	2.024	1,395,059
	2013	1.387	1.840	1,531,460
	2012	1.188	1.387	1,847,248
	2011	1.217	1.188	2,709,698
	2010	1.099	1.217	2,252,078
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/07)	2019	3.015	3.452	1,642,690
	2018	3.111	3.015	1,584,909
	2017	2.892	3.111	213,142
	2016	2.544	2.892	466,003
	2015	2.656	2.544	553,304
	2014	2.581	2.656	532,966
	2013	2.363	2.581	787,944
	2012	2.033	2.363	973,227
	2011	1.993	2.033	1,126,789
	2010	1.725	1.993	1,313,771
A-1

Gold Track — Separate Account Charges 0.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.693	2.145	1,108,169
	2018	1.893	1.693	1,197,429
	2017	1.549	1.893	664,769
	2016	1.430	1.549	773,980
	2015	1.468	1.430	747,469
	2014	1.406	1.468	673,954
	2013	1.092	1.406	588,824
	2012	0.941	1.092	444,050
	2011	1.093	0.941	373,843
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/07)	2019	2.205	2.822	474,909
	2018	2.617	2.205	554,329
	2017	2.357	2.617	602,212
	2016	1.806	2.357	735,261
	2015	1.921	1.806	797,506
	2014	1.900	1.921	983,753
	2013	1.443	1.900	1,025,730
	2012	1.231	1.443	1,230,951
	2011	1.360	1.231	1,680,695
	2010	1.141	1.360	1,755,586
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2019	3.325	3.999	160,108
	2018	3.886	3.325	143,140
	2017	3.040	3.886	46,871
	2016	2.735	3.040	45,273
	2015	3.187	2.735	48,123
	2014	3.419	3.187	46,421
	2013	3.613	3.419	55,029
	2012	3.052	3.613	81,629
	2011	3.764	3.052	95,800
	2010	3.054	3.764	111,897
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	2.702	3.540	51,916
	2018	2.901	2.702	51,288
	2017	2.393	2.901	17,183
	2016	2.223	2.393	15,973
	2015	2.141	2.223	9,543
	2014	1.896	2.141	12,140
	2013	1.421	1.896	50,660
	2012	1.260	1.421	36,638
	2011	1.265	1.260	32,311
	2010	1.130	1.265	107,948
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.282	1.594	3,093,525
	2018	1.408	1.282	3,263,542
	2017	1.276	1.408	646,909
	2016	1.269	1.276	854,010
	2015	1.293	1.269	842,726
	2014	1.144	1.293	889,722
	2013	1.109	1.144	916,710
	2012	0.883	1.109	1,221,078
	2011	0.938	0.883	1,353,015
	2010	0.812	0.938	1,375,066
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	4.007	4.186	—
	2013	3.122	4.007	3,405,847
	2012	2.557	3.122	3,624,544
	2011	2.776	2.557	4,592,561
	2010	2.546	2.776	4,426,605
BHFTI FOF - American Funds® Balanced Allocation Subaccount (Class C) (4/08)	2019	1.611	1.914	457,233
	2018	1.694	1.611	662,158
	2017	1.458	1.694	550,565
	2016	1.361	1.458	1,017,579
	2015	1.379	1.361	590,483
	2014	1.308	1.379	356,987
	2013	1.110	1.308	299,645
	2012	0.984	1.110	239,198
	2011	1.011	0.984	199,530
	2010	0.907	1.011	135,545
A-2

Gold Track — Separate Account Charges 0.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI FOF - American Funds® Growth Allocation Subaccount (Class C) (4/08)	2019	1.669	2.051	276,704
	2018	1.782	1.669	248,451
	2017	1.478	1.782	121,305
	2016	1.364	1.478	583,120
	2015	1.383	1.364	475,788
	2014	1.308	1.383	345,786
	2013	1.051	1.308	295,693
	2012	0.911	1.051	243,506
	2011	0.962	0.911	207,415
	2010	0.853	0.962	137,462
BHFTI FOF - American Funds® Moderate Allocation Subaccount (Class C) (4/08)	2019	1.531	1.768	200,536
	2018	1.595	1.531	149,845
	2017	1.420	1.595	54,648
	2016	1.335	1.420	310,968
	2015	1.353	1.335	265,102
	2014	1.283	1.353	275,976
	2013	1.137	1.283	235,122
	2012	1.032	1.137	188,467
	2011	1.036	1.032	88,986
	2010	0.948	1.036	58,626
BHFTI Harris Oakmark International Subaccount (Class A) (4/08)	2019	2.726	3.383	—
	2018	3.596	2.726	—
	2017	2.766	3.596	—
	2016	2.567	2.766	—
	2015	2.698	2.567	—
	2014	2.873	2.698	—
	2013	2.210	2.873	—
	2012	1.717	2.210	—
	2011	2.008	1.717	—
	2010	1.732	2.008	—
BHFTI Invesco Global Equity Subaccount (Class A) (4/06)	2019	1.856	2.434	342,694
	2018	2.146	1.856	350,992
	2017	1.574	2.146	362,695
	2016	1.576	1.574	393,731
	2015	1.522	1.576	424,889
	2014	1.495	1.522	469,644
	2013	1.180	1.495	470,321
	2012	0.977	1.180	504,363
	2011	1.071	0.977	485,285
	2010	0.927	1.071	547,136
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/08)	2019	2.896	3.588	141,732
	2018	3.194	2.896	128,119
	2017	2.558	3.194	30,982
	2016	2.303	2.558	17,820
	2015	2.351	2.303	16,386
	2014	2.186	2.351	12,285
	2013	1.565	2.186	25,614
	2012	1.328	1.565	23,532
	2011	1.348	1.328	14,554
	2010	1.072	1.348	31,634
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/08)	2019	1.858	2.208	109,583
	2018	2.168	1.858	78,826
	2017	2.104	2.168	25,456
	2016	1.618	2.104	22,088
	2015	1.755	1.618	19,115
	2014	1.687	1.755	20,787
	2013	1.273	1.687	25,884
	2012	1.108	1.273	27,942
	2011	1.240	1.108	3,579
	2010	1.044	1.240	17,365
BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)	2011	0.696	0.742	—
	2010	0.652	0.696	14,550
A-3

Gold Track — Separate Account Charges 0.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Loomis Sayles Global Allocation Subaccount (Class A) (4/07)	2019	5.621	7.145	14,593
	2018	5.965	5.621	14,187
	2017	4.866	5.965	13,751
	2016	4.661	4.866	13,288
	2015	4.621	4.661	12,752
	2014	4.481	4.621	12,106
	2013	3.841	4.481	11,156
	2012	3.296	3.841	10,178
	2011	3.358	3.296	9,132
	2010	2.760	3.358	8,250
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	5.059	6.227	2,949,892
	2018	5.461	5.059	3,079,864
	2017	4.628	5.461	2,139,072
	2016	4.521	4.628	2,625,460
	2015	4.729	4.521	2,813,756
	2014	4.174	4.729	2,978,553
BHFTI Loomis Sayles Growth Subaccount (Class B) (4/08)	2019	1.799	2.210	714,075
	2018	1.947	1.799	690,170
	2017	1.654	1.947	163,376
	2016	1.620	1.654	142,374
	2015	1.698	1.620	102,113
	2014	1.436	1.698	87,694
	2013	0.991	1.436	67,355
	2012	0.840	0.991	63,878
	2011	0.818	0.840	32,487
	2010	0.665	0.818	6,983
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	2.839	2.934	—
	2015	2.910	2.839	45,136
	2014	2.785	2.910	65,712
	2013	2.590	2.785	82,766
	2012	2.302	2.590	84,506
	2011	2.209	2.302	89,531
	2010	1.964	2.209	100,445
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.652	2.108	154,575
	2018	1.933	1.652	213,336
	2017	1.517	1.933	182,911
	2016	1.540	1.517	193,263
	2015	1.577	1.540	220,259
	2014	1.705	1.577	215,676
	2013	1.438	1.705	251,790
	2012	1.240	1.438	297,984
	2011	1.397	1.240	407,878
	2010	1.262	1.397	374,668
BHFTI MLA Mid Cap Subaccount (Class A) (4/08)	2013	2.650	2.881	—
	2012	2.525	2.650	429,948
	2011	2.677	2.525	527,129
	2010	2.185	2.677	496,271
BHFTI Morgan Stanley Discovery Subaccount (Class B) (4/08)	2019	1.993	2.776	11,314
	2018	1.820	1.993	28,308
	2017	1.309	1.820	44,551
	2016	1.438	1.309	41,904
	2015	1.524	1.438	48,597
	2014	1.517	1.524	61,464
	2013	1.098	1.517	59,753
	2012	1.011	1.098	66,561
	2011	1.093	1.011	100,028
	2010	0.832	1.093	108,020
BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)	2012	0.917	1.034	—
	2011	0.932	0.917	321,699
	2010	0.855	0.932	279,044
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)	2019	1.455	1.570	2,637,525
	2018	1.496	1.455	2,629,437
	2017	1.450	1.496	210,952
	2016	1.387	1.450	269,458
	2015	1.437	1.387	296,375
	2014	1.401	1.437	410,673
	2013	1.549	1.401	691,395
	2012	1.425	1.549	1,037,515
	2011	1.286	1.425	694,688
	2010	1.198	1.286	707,526
A-4

Gold Track — Separate Account Charges 0.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	2.178	2.348	1,595,592
	2018	2.196	2.178	1,786,055
	2017	2.114	2.196	1,651,305
	2016	2.073	2.114	1,853,166
	2015	2.085	2.073	2,200,401
	2014	2.014	2.085	2,489,243
	2013	2.065	2.014	3,186,971
	2012	1.901	2.065	5,255,625
	2011	1.854	1.901	6,897,380
	2010	1.724	1.854	5,348,047
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	2.446	2.468	—
	2015	2.459	2.446	83,934
	2014	2.225	2.459	86,199
	2013	1.682	2.225	91,623
	2012	1.530	1.682	99,137
	2011	1.613	1.530	106,516
	2010	1.396	1.613	181,948
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	2.763	2.841	—
	2015	2.816	2.763	332,598
	2014	2.709	2.816	349,804
	2013	2.684	2.709	433,932
	2012	2.419	2.684	538,851
	2011	2.348	2.419	684,209
	2010	2.106	2.348	714,453
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)	2019	10.936	13.753	—
	2018	12.111	10.936	—
	2017	10.418	12.111	—
	2016	9.040	10.418	—
	2015	9.432	9.040	—
	2014	8.377	9.432	—
	2013	6.299	8.377	—
	2012	5.372	6.299	—
	2011	5.630	5.372	—
	2010	4.840	5.630	—
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	2.219	2.793	664,838
	2018	2.455	2.219	692,156
	2017	2.110	2.455	521,354
	2016	1.829	2.110	558,745
	2015	1.906	1.829	609,593
	2014	1.735	1.906	689,721
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/08)	2019	2.081	2.668	128,968
	2018	2.330	2.081	123,065
	2017	2.141	2.330	86,087
	2016	1.865	2.141	106,566
	2015	2.061	1.865	119,171
	2014	1.891	2.061	112,489
	2013	1.460	1.891	127,930
	2012	1.281	1.460	155,462
	2011	1.338	1.281	159,576
	2010	1.072	1.338	184,167
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	2.244	2.450	1,226,601
	2018	2.266	2.244	1,098,087
	2017	2.190	2.266	334,298
	2016	2.136	2.190	269,328
	2015	2.136	2.136	304,036
	2014	2.007	2.136	341,183
	2013	2.035	2.007	343,249
	2012	1.903	2.035	615,261
	2011	1.797	1.903	860,094
	2010	1.669	1.797	701,280
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	2.783	3.676	769,852
	2018	2.734	2.783	809,742
	2017	2.054	2.734	606,529
	2016	2.064	2.054	616,893
	2015	1.954	2.064	608,204
	2014	1.805	1.954	679,444
	2013	1.353	1.805	705,131
	2012	1.190	1.353	1,020,932
	2011	1.315	1.190	1,624,034
	2010	1.104	1.315	1,335,805
A-5

Gold Track — Separate Account Charges 0.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)	2019	1.380	1.398	—
	2018	1.365	1.380	—
	2017	1.364	1.365	—
	2016	1.369	1.364	—
	2015	1.377	1.369	—
	2014	1.386	1.377	—
	2013	1.394	1.386	—
	2012	1.402	1.394	—
	2011	1.411	1.402	—
	2010	1.416	1.411	—
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (2/06)	2019	1.567	1.741	222,316
	2018	1.619	1.567	246,552
	2017	1.523	1.619	78,676
	2016	1.466	1.523	294,020
	2015	1.484	1.466	203,426
	2014	1.429	1.484	201,594
	2013	1.378	1.429	317,837
	2012	1.270	1.378	276,080
	2011	1.237	1.270	105,207
	2010	1.131	1.237	335,414
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (2/06)	2019	1.650	1.896	608,514
	2018	1.737	1.650	778,774
	2017	1.579	1.737	408,633
	2016	1.497	1.579	765,577
	2015	1.523	1.497	830,517
	2014	1.460	1.523	958,163
	2013	1.324	1.460	749,425
	2012	1.195	1.324	668,656
	2011	1.190	1.195	569,123
	2010	1.073	1.190	943,691
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (2/06)	2019	1.709	2.028	2,218,069
	2018	1.831	1.709	2,722,080
	2017	1.606	1.831	1,274,981
	2016	1.508	1.606	3,361,704
	2015	1.537	1.508	2,975,685
	2014	1.472	1.537	3,448,618
	2013	1.255	1.472	3,018,608
	2012	1.115	1.255	2,473,745
	2011	1.137	1.115	2,288,618
	2010	1.011	1.137	2,752,499
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (2/06)	2019	1.742	2.143	1,893,830
	2018	1.907	1.742	1,655,191
	2017	1.610	1.907	638,253
	2016	1.498	1.610	1,131,968
	2015	1.533	1.498	1,062,186
	2014	1.466	1.533	1,956,235
	2013	1.186	1.466	1,779,260
	2012	1.034	1.186	1,409,873
	2011	1.081	1.034	1,205,580
	2010	0.948	1.081	2,750,499
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (4/07)	2019	3.235	3.955	735,854
	2018	3.382	3.235	799,843
	2017	2.955	3.382	414,627
	2016	2.778	2.955	460,254
	2015	2.725	2.778	491,931
	2014	2.479	2.725	664,581
	2013	2.068	2.479	689,360
	2012	1.852	2.068	768,061
	2011	1.795	1.852	1,093,351
	2010	1.647	1.795	1,182,794
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	2.453	3.192	235,167
	2018	2.470	2.453	245,375
	2017	2.087	2.470	220,640
	2016	1.956	2.087	338,636
	2015	1.921	1.956	229,898
	2014	1.747	1.921	235,621
	2013	1.314	1.747	234,518
	2012	1.172	1.314	289,203
	2011	1.228	1.172	370,706
	2010	1.103	1.228	380,539
A-6

Gold Track — Separate Account Charges 0.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII FI Value Leaders Subaccount (Class D) (4/08)	2013	1.589	1.754	—
	2012	1.382	1.589	761,482
	2011	1.483	1.382	1,141,787
	2010	1.304	1.483	1,118,553
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	2.893	3.825	105,423
	2018	3.088	2.893	94,249
	2017	2.483	3.088	37,080
	2016	2.372	2.483	49,373
	2015	2.322	2.372	48,871
	2014	2.103	2.322	60,994
	2013	1.595	2.103	60,383
	2012	1.447	1.595	58,097
	2011	1.503	1.447	55,452
	2010	1.313	1.503	78,418
BHFTII Jennison Growth Subaccount (Class A) (4/12)	2019	2.203	2.908	2,896,448
	2018	2.208	2.203	2,642,688
	2017	1.618	2.208	376,414
	2016	1.625	1.618	387,406
	2015	1.475	1.625	383,624
	2014	1.361	1.475	397,809
	2013	0.999	1.361	385,728
	2012	1.030	0.999	384,403
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2012	0.909	1.044	—
	2011	0.913	0.909	44,597
	2010	0.825	0.913	46,826
BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)	2019	2.506	2.706	454,677
	2018	2.526	2.506	629,598
	2017	2.461	2.526	432,081
	2016	2.419	2.461	541,982
	2015	2.427	2.419	401,761
	2014	2.308	2.427	448,783
	2013	2.377	2.308	466,638
	2012	2.302	2.377	564,487
	2011	2.154	2.302	1,164,754
	2010	2.043	2.154	924,433
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/06)	2011	1.008	1.096	—
	2010	0.877	1.008	652,513
BHFTII MetLife MSCI EAFE® Index Subaccount (Class A) (11/07)	2019	2.055	2.491	988,551
	2018	2.402	2.055	910,593
	2017	1.935	2.402	415,044
	2016	1.920	1.935	500,420
	2015	1.953	1.920	521,717
	2014	2.091	1.953	576,044
	2013	1.726	2.091	653,976
	2012	1.467	1.726	763,665
	2011	1.687	1.467	1,017,526
	2010	1.569	1.687	1,053,491
BHFTII MetLife Russell 2000® Index Subaccount (Class A) (11/07)	2019	3.648	4.556	667,334
	2018	4.123	3.648	622,312
	2017	3.617	4.123	288,328
	2016	3.000	3.617	458,909
	2015	3.153	3.000	480,214
	2014	3.020	3.153	559,236
	2013	2.192	3.020	556,896
	2012	1.896	2.192	589,600
	2011	1.989	1.896	746,055
	2010	1.576	1.989	809,535
BHFTII MetLife Stock Index Subaccount (Class A) (4/07)	2019	4.585	5.977	3,383,159
	2018	4.834	4.585	3,247,228
	2017	4.000	4.834	1,070,530
	2016	3.603	4.000	1,475,281
	2015	3.582	3.603	1,954,690
	2014	3.178	3.582	1,910,202
	2013	2.421	3.178	1,961,035
	2012	2.104	2.421	2,205,793
	2011	2.078	2.104	2,985,130
	2010	1.820	2.078	3,205,205
A-7

Gold Track — Separate Account Charges 0.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	2.193	2.193	—
	2018	2.268	2.193	—
	2017	2.126	2.268	77,980
	2016	1.811	2.126	700,024
	2015	1.942	1.811	719,088
	2014	1.781	1.942	706,653
	2013	1.360	1.781	726,311
	2012	1.200	1.360	686,276
	2011	1.183	1.200	622,195
	2010	1.093	1.183	577,571
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	3.737	4.463	1,729,410
	2018	3.990	3.737	1,894,660
	2017	3.577	3.990	1,091,017
	2016	3.302	3.577	1,503,019
	2015	3.333	3.302	1,714,226
	2014	3.093	3.333	2,027,678
	2013	2.620	3.093	2,105,540
	2012	2.367	2.620	2,321,778
	2011	2.330	2.367	2,608,318
	2010	2.133	2.330	2,877,524
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.810	3.634	583,973
	2018	3.142	2.810	671,560
	2017	2.679	3.142	448,509
	2016	2.356	2.679	446,326
	2015	2.374	2.356	520,093
	2014	2.155	2.374	570,200
	2013	1.597	2.155	611,594
	2012	1.378	1.597	260,281
	2011	1.374	1.378	426,155
	2010	1.241	1.374	269,028
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	4.564	5.883	115,958
	2018	4.921	4.564	114,047
	2017	4.277	4.921	90,850
	2016	3.626	4.277	224,509
	2015	3.626	3.626	257,611
	2014	3.648	3.626	331,083
	2013	2.901	3.648	367,028
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)	2019	3.881	5.038	426,078
	2018	3.951	3.881	347,490
	2017	2.977	3.951	20,297
	2016	2.950	2.977	14,588
	2015	2.686	2.950	8,460
	2014	2.483	2.686	35,043
	2013	1.800	2.483	35,410
	2012	1.526	1.800	19,728
	2011	1.556	1.526	17,174
	2010	1.341	1.556	6,522
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	4.487	5.925	717,970
	2018	4.843	4.487	742,346
	2017	3.976	4.843	543,775
	2016	3.588	3.976	543,161
	2015	3.523	3.588	519,224
	2014	3.323	3.523	524,796
	2013	2.319	3.323	574,025
	2012	2.013	2.319	518,324
	2011	1.996	2.013	661,884
	2010	1.491	1.996	600,423
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	40.265	45.822	17,771
	2018	42.108	40.265	14,685
	2017	39.140	42.108	11,058
	2016	37.500	39.140	25,845
A-8

Gold Track — Separate Account Charges 0.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	2.316	2.444	1,008,273
	2018	2.304	2.316	1,094,036
	2017	2.270	2.304	91,073
	2016	2.252	2.270	183,167
	2015	2.249	2.252	185,112
	2014	2.197	2.249	204,776
	2013	2.224	2.197	208,259
	2012	2.161	2.224	246,951
	2011	2.057	2.161	286,013
	2010	1.953	2.057	313,579
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (5/01)	2019	3.217	4.197	1,877,346
	2018	3.466	3.217	2,053,221
	2017	2.868	3.466	1,875,224
	2016	2.678	2.868	2,405,773
	2015	2.683	2.678	2,702,760
	2014	2.418	2.683	3,166,078
	2013	1.857	2.418	3,479,929
	2012	1.609	1.857	4,080,504
	2011	1.665	1.609	5,678,027
	2010	1.432	1.665	5,177,190
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)	2019	2.725	3.517	13,667
	2018	2.891	2.725	23,148
	2017	2.355	2.891	21,716
	2016	2.308	2.355	25,722
	2015	2.298	2.308	29,143
	2014	2.089	2.298	28,469
	2013	1.520	2.089	24,844
	2012	1.251	1.520	60,314
	2011	1.294	1.251	68,707
	2010	1.104	1.294	104,921
Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)	2019	3.723	4.716	50,735
	2018	4.084	3.723	48,942
	2017	3.639	4.084	47,818
	2016	3.102	3.639	45,153
	2015	3.250	3.102	46,180
	2014	3.007	3.250	44,728
	2013	2.361	3.007	42,878
	2012	2.024	2.361	51,226
	2011	2.017	2.024	61,065
	2010	1.762	2.017	56,240
Fidelity VIP High Income Subaccount (Initial Class) (10/96)	2019	2.242	2.565	—
	2018	2.332	2.242	—
	2017	2.194	2.332	—
	2016	1.926	2.194	—
	2015	2.011	1.926	—
	2014	2.000	2.011	—
	2013	1.899	2.000	—
	2012	1.672	1.899	—
	2011	1.617	1.672	1,867
	2010	1.429	1.617	34,927
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)	2019	3.999	4.896	3,467,726
	2018	4.721	3.999	3,350,233
	2017	3.940	4.721	952,916
	2016	3.541	3.940	1,037,367
	2015	3.622	3.541	1,241,096
	2014	3.436	3.622	1,434,741
	2013	2.544	3.436	1,564,598
	2012	2.234	2.544	1,879,494
	2011	2.521	2.234	2,584,570
	2010	1.973	2.521	2,275,753
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)	2019	2.211	2.784	145,403
	2018	2.641	2.211	181,562
	2017	1.892	2.641	106,983
	2016	1.621	1.892	150,068
	2015	2.028	1.621	161,287
	2014	2.228	2.028	170,393
	2013	2.262	2.228	166,678
	2012	2.011	2.262	199,065
	2011	2.404	2.011	189,511
	2010	2.057	2.404	212,374
A-9

Gold Track — Separate Account Charges 0.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)	2019	1.663	1.860	325,599
	2018	1.979	1.663	402,944
	2017	1.706	1.979	320,356
	2016	1.601	1.706	326,810
	2015	1.723	1.601	341,231
	2014	1.950	1.723	379,127
	2013	1.596	1.950	358,682
	2012	1.358	1.596	354,335
	2011	1.528	1.358	383,587
	2010	1.418	1.528	393,940
Janus Aspen Series
Janus Henderson Enterprise Subaccount (Service Shares) (5/01)	2019	3.211	4.313	406,810
	2018	3.252	3.211	353,171
	2017	2.574	3.252	188,086
	2016	2.310	2.574	196,747
	2015	2.239	2.310	242,169
	2014	2.007	2.239	257,314
	2013	1.529	2.007	243,706
	2012	1.315	1.529	271,968
	2011	1.345	1.315	469,253
	2010	1.078	1.345	450,604
Janus Henderson Global Research Subaccount (Service Shares) (5/01)	2019	1.438	1.840	20,229
	2018	1.557	1.438	33,264
	2017	1.236	1.557	36,270
	2016	1.221	1.236	34,324
	2015	1.261	1.221	31,626
	2014	1.183	1.261	63,321
	2013	0.929	1.183	60,230
	2012	0.780	0.929	76,860
	2011	0.913	0.780	99,145
	2010	0.795	0.913	87,463
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)	2019	2.423	3.013	497,678
	2018	2.660	2.423	630,753
	2017	2.301	2.660	715,142
	2016	2.288	2.301	864,161
	2015	2.342	2.288	909,864
	2014	1.957	2.342	1,056,445
	2013	1.332	1.957	1,020,430
	2012	1.129	1.332	1,045,273
	2011	1.108	1.129	1,101,481
	2010	0.892	1.108	1,195,312
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.718	1.733	—
	2013	1.308	1.718	790,982
	2012	1.145	1.308	815,069
	2011	1.227	1.145	893,033
	2010	1.059	1.227	990,582
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)	2019	2.856	3.735	40,727
	2018	3.020	2.856	33,669
	2017	2.549	3.020	19,501
	2016	2.230	2.549	25,909
	2015	2.344	2.230	34,093
	2014	2.076	2.344	47,421
	2013	1.658	2.076	46,440
	2012	1.461	1.658	52,386
	2011	1.362	1.461	28,342
	2010	1.221	1.362	29,937
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)	2019	4.380	5.753	178,724
	2018	4.405	4.380	198,920
	2017	3.524	4.405	83,560
	2016	3.301	3.524	63,989
	2015	3.025	3.301	66,982
	2014	2.669	3.025	82,679
	2013	1.948	2.669	83,114
	2012	1.629	1.948	82,769
	2011	1.649	1.629	166,723
	2010	1.510	1.649	154,347
A-10

Gold Track — Separate Account Charges 0.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)	2019	3.538	4.532	206,293
	2018	3.906	3.538	227,239
	2017	3.422	3.906	228,416
	2016	3.046	3.422	241,801
	2015	3.155	3.046	268,282
	2014	2.841	3.155	276,240
	2013	2.159	2.841	288,201
	2012	1.865	2.159	488,434
	2011	1.787	1.865	790,456
	2010	1.643	1.787	783,808
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)	2019	3.274	4.129	179,907
	2018	3.185	3.274	178,942
	2017	2.578	3.185	96,566
	2016	2.452	2.578	114,122
	2015	2.579	2.452	158,156
	2014	2.493	2.579	175,697
	2013	1.705	2.493	211,622
	2012	1.437	1.705	369,677
	2011	1.426	1.437	546,075
	2010	1.146	1.426	470,162
LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)	2011	1.135	1.226	—
	2010	1.101	1.135	95,905
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Core Plus VIT Subaccount (10/96)	2019	2.773	3.092	137,063
	2018	2.853	2.773	80,523
	2017	2.715	2.853	99,979
	2016	2.612	2.715	17,367
	2015	2.597	2.612	18,705
	2014	2.621	2.597	28,795
	2013	2.414	2.621	24,862
	2012	2.061	2.414	21,055
	2011	2.024	2.061	32,924
	2010	1.746	2.024	36,777
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)	2011	1.061	1.051	—
	2010	0.977	1.061	26,071
LMPVIT Western Asset Variable Money Market Subaccount (10/96)	2010	1.419	1.416	—
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (10/96)	2019	3.406	4.290	300,575
	2018	3.460	3.406	263,857
	2017	2.981	3.460	71,077
	2016	2.823	2.981	114,374
	2015	2.890	2.823	110,429
	2014	2.660	2.890	118,649
	2013	2.254	2.660	114,854
	2012	2.048	2.254	112,453
	2011	2.061	2.048	111,826
	2010	1.849	2.061	110,723

Gold Track — Separate Account Charges 1.30%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (4/08)	2019	2.703	3.610	115,785
	2018	3.011	2.703	115,619
	2017	2.320	3.011	110,314
	2016	2.336	2.320	111,127
	2015	2.213	2.336	101,062
	2014	2.192	2.213	97,114
	2013	1.719	2.192	82,883
	2012	1.421	1.719	84,267
	2011	1.580	1.421	85,429
	2010	1.432	1.580	65,853
A-11

Gold Track — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Growth Subaccount (Class 2) (4/08)	2019	2.884	3.722	96,740
	2018	2.929	2.884	109,773
	2017	2.313	2.929	104,083
	2016	2.140	2.313	112,209
	2015	2.029	2.140	101,658
	2014	1.894	2.029	125,940
	2013	1.475	1.894	116,128
	2012	1.268	1.475	109,157
	2011	1.342	1.268	129,610
	2010	1.145	1.342	109,771
American Funds Growth-Income Subaccount (Class 2) (4/08)	2019	2.425	3.019	85,655
	2018	2.501	2.425	94,788
	2017	2.071	2.501	96,492
	2016	1.881	2.071	124,962
	2015	1.878	1.881	117,749
	2014	1.720	1.878	116,301
	2013	1.305	1.720	151,662
	2012	1.126	1.305	155,654
	2011	1.162	1.126	162,036
	2010	1.056	1.162	152,334
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/07)	2019	2.600	2.955	14,533
	2018	2.701	2.600	14,611
	2017	2.529	2.701	16,017
	2016	2.240	2.529	19,423
	2015	2.355	2.240	19,018
	2014	2.304	2.355	101,084
	2013	2.124	2.304	148,930
	2012	1.841	2.124	148,831
	2011	1.817	1.841	152,276
	2010	1.584	1.817	184,386
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.546	1.945	90,010
	2018	1.742	1.546	69,184
	2017	1.435	1.742	55,206
	2016	1.334	1.435	43,537
	2015	1.379	1.334	37,107
	2014	1.330	1.379	126,505
	2013	1.040	1.330	265,628
	2012	0.903	1.040	258,006
	2011	1.053	0.903	254,455
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/07)	2019	1.989	2.529	34,966
	2018	2.378	1.989	32,835
	2017	2.157	2.378	32,121
	2016	1.665	2.157	42,274
	2015	1.783	1.665	40,396
	2014	1.776	1.783	54,498
	2013	1.358	1.776	117,899
	2012	1.166	1.358	113,154
	2011	1.298	1.166	133,300
	2010	1.097	1.298	151,085
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2019	2.887	3.448	6,480
	2018	3.398	2.887	6,452
	2017	2.677	3.398	4,638
	2016	2.425	2.677	4,532
	2015	2.846	2.425	3,952
	2014	3.074	2.846	8,913
	2013	3.272	3.074	25,381
	2012	2.783	3.272	13,368
	2011	3.456	2.783	11,908
	2010	2.824	3.456	15,231
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	2.345	3.051	—
	2018	2.535	2.345	—
	2017	2.106	2.535	—
	2016	1.970	2.106	—
	2015	1.911	1.970	—
	2014	1.704	1.911	—
	2013	1.287	1.704	31,757
	2012	1.148	1.287	25,085
	2011	1.161	1.148	31,214
	2010	1.045	1.161	28,934
A-12

Gold Track — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.173	1.449	52,150
	2018	1.297	1.173	52,445
	2017	1.184	1.297	54,165
	2016	1.186	1.184	50,866
	2015	1.216	1.186	48,429
	2014	1.084	1.216	52,895
	2013	1.058	1.084	178,324
	2012	0.849	1.058	165,001
	2011	0.908	0.849	214,722
	2010	0.791	0.908	263,805
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	3.552	3.702	—
	2013	2.787	3.552	625,958
	2012	2.299	2.787	699,447
	2011	2.513	2.299	859,758
	2010	2.321	2.513	1,131,047
BHFTI FOF - American Funds® Balanced Allocation Subaccount (Class C) (4/08)	2019	1.495	1.764	277,517
	2018	1.583	1.495	270,965
	2017	1.372	1.583	262,095
	2016	1.289	1.372	266,191
	2015	1.316	1.289	243,056
	2014	1.257	1.316	439,681
	2013	1.074	1.257	384,231
	2012	0.959	1.074	41,987
	2011	0.992	0.959	25,097
	2010	0.896	0.992	75,423
BHFTI FOF - American Funds® Growth Allocation Subaccount (Class C) (4/08)	2019	1.549	1.890	589,487
	2018	1.665	1.549	675,918
	2017	1.390	1.665	621,900
	2016	1.293	1.390	456,515
	2015	1.320	1.293	426,225
	2014	1.257	1.320	562,728
	2013	1.017	1.257	531,216
	2012	0.888	1.017	45,760
	2011	0.944	0.888	28,125
	2010	0.843	0.944	43,396
BHFTI FOF - American Funds® Moderate Allocation Subaccount (Class C) (4/08)	2019	1.421	1.629	584,725
	2018	1.490	1.421	585,416
	2017	1.336	1.490	565,264
	2016	1.265	1.336	283,010
	2015	1.291	1.265	258,131
	2014	1.233	1.291	272,172
	2013	1.100	1.233	271,055
	2012	1.006	1.100	39,818
	2011	1.017	1.006	32,628
	2010	0.937	1.017	26,388
BHFTI Harris Oakmark International Subaccount (Class A) (4/08)	2019	2.420	2.982	—
	2018	3.215	2.420	—
	2017	2.490	3.215	—
	2016	2.327	2.490	—
	2015	2.464	2.327	—
	2014	2.642	2.464	—
	2013	2.046	2.642	—
	2012	1.601	2.046	—
	2011	1.886	1.601	—
	2010	1.637	1.886	—
BHFTI Invesco Global Equity Subaccount (Class A) (4/06)	2019	1.699	2.212	264,613
	2018	1.977	1.699	267,985
	2017	1.461	1.977	264,289
	2016	1.473	1.461	290,593
	2015	1.432	1.473	316,633
	2014	1.417	1.432	500,027
	2013	1.126	1.417	501,373
	2012	0.939	1.126	549,562
	2011	1.037	0.939	730,186
	2010	0.904	1.037	1,097,209
A-13

Gold Track — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/08)	2019	2.635	3.242	1,053
	2018	2.927	2.635	2,678
	2017	2.361	2.927	2,248
	2016	2.140	2.361	840
	2015	2.200	2.140	287
	2014	2.060	2.200	358
	2013	1.485	2.060	4,802
	2012	1.270	1.485	4,547
	2011	1.297	1.270	3,694
	2010	1.039	1.297	4,360
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/08)	2019	1.699	2.004	630
	2018	1.996	1.699	571
	2017	1.951	1.996	517
	2016	1.511	1.951	11,034
	2015	1.650	1.511	10,975
	2014	1.597	1.650	15,348
	2013	1.214	1.597	14,271
	2012	1.064	1.214	11,860
	2011	1.199	1.064	12,151
	2010	1.016	1.199	12,115
BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)	2011	0.671	0.714	—
	2010	0.634	0.671	2,362
BHFTI Loomis Sayles Global Allocation Subaccount (Class A) (4/07)	2019	4.811	6.072	196,975
	2018	5.142	4.811	202,305
	2017	4.223	5.142	202,735
	2016	4.074	4.223	218,205
	2015	4.067	4.074	220,059
	2014	3.972	4.067	253,869
	2013	3.429	3.972	271,724
	2012	2.963	3.429	315,831
	2011	3.040	2.963	406,829
	2010	2.516	3.040	494,426
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	4.329	5.292	213,922
	2018	4.707	4.329	219,915
	2017	4.017	4.707	214,217
	2016	3.952	4.017	232,340
	2015	4.162	3.952	262,286
	2014	3.691	4.162	562,003
BHFTI Loomis Sayles Growth Subaccount (Class B) (4/08)	2019	1.589	1.938	78,636
	2018	1.732	1.589	72,275
	2017	1.481	1.732	68,197
	2016	1.461	1.481	62,327
	2015	1.542	1.461	57,086
	2014	1.313	1.542	55,333
	2013	0.913	1.313	42,409
	2012	0.779	0.913	20,207
	2011	0.763	0.779	22,183
	2010	0.625	0.763	6,496
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	2.532	2.611	—
	2015	2.614	2.532	9,018
	2014	2.519	2.614	9,018
	2013	2.359	2.519	9,018
	2012	2.112	2.359	7,210
	2011	2.041	2.112	8,728
	2010	1.827	2.041	15,352
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.460	1.849	24,958
	2018	1.720	1.460	24,814
	2017	1.360	1.720	18,337
	2016	1.390	1.360	17,220
	2015	1.433	1.390	17,152
	2014	1.560	1.433	25,798
	2013	1.325	1.560	64,389
	2012	1.151	1.325	72,131
	2011	1.306	1.151	84,500
	2010	1.187	1.306	67,115
BHFTI MLA Mid Cap Subaccount (Class A) (4/08)	2013	2.398	2.601	—
	2012	2.301	2.398	75,156
	2011	2.457	2.301	75,624
	2010	2.019	2.457	83,337
A-14

Gold Track — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Morgan Stanley Discovery Subaccount (Class B) (4/08)	2019	1.761	2.436	—
	2018	1.620	1.761	7,289
	2017	1.173	1.620	7,289
	2016	1.298	1.173	7,289
	2015	1.385	1.298	7,289
	2014	1.389	1.385	9,903
	2013	1.012	1.389	51,655
	2012	0.938	1.012	40,501
	2011	1.021	0.938	46,266
	2010	0.783	1.021	45,006
BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)	2012	0.850	0.956	—
	2011	0.870	0.850	1,216,956
	2010	0.803	0.870	1,393,892
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)	2019	1.326	1.420	31
	2018	1.373	1.326	31
	2017	1.340	1.373	31
	2016	1.291	1.340	31
	2015	1.347	1.291	31
	2014	1.323	1.347	8,113
	2013	1.472	1.323	9,209
	2012	1.364	1.472	5,411
	2011	1.240	1.364	1,650
	2010	1.163	1.240	8,354
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	1.925	2.061	69,697
	2018	1.954	1.925	102,475
	2017	1.895	1.954	99,337
	2016	1.871	1.895	74,772
	2015	1.895	1.871	70,555
	2014	1.843	1.895	73,990
	2013	1.903	1.843	294,287
	2012	1.765	1.903	342,357
	2011	1.733	1.765	380,614
	2010	1.623	1.733	382,898
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	2.138	2.152	—
	2015	2.164	2.138	22,419
	2014	1.972	2.164	20,553
	2013	1.502	1.972	162,487
	2012	1.376	1.502	158,327
	2011	1.460	1.376	168,628
	2010	1.273	1.460	164,021
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	2.415	2.478	—
	2015	2.479	2.415	18,363
	2014	2.401	2.479	36,394
	2013	2.395	2.401	83,835
	2012	2.174	2.395	51,624
	2011	2.125	2.174	59,778
	2010	1.920	2.125	74,688
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)	2019	7.234	7.234	—
	2018	7.234	7.234	—
	2017	7.234	7.234	—
	2016	7.234	7.234	—
	2015	7.234	7.234	—
	2014	7.078	7.234	—
	2013	5.360	7.078	—
	2012	4.603	5.360	—
	2011	4.858	4.603	—
	2010	4.206	4.858	—
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	1.961	2.451	36,859
	2018	2.185	1.961	37,657
	2017	1.890	2.185	39,969
	2016	1.650	1.890	42,951
	2015	1.732	1.650	44,509
	2014	1.585	1.732	49,576
A-15

Gold Track — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/08)	2019	1.878	2.391	2,227
	2018	2.117	1.878	1,184
	2017	1.959	2.117	1,126
	2016	1.719	1.959	1,028
	2015	1.913	1.719	265
	2014	1.767	1.913	3,716
	2013	1.374	1.767	34,761
	2012	1.214	1.374	21,182
	2011	1.277	1.214	16,045
	2010	1.030	1.277	12,960
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	1.934	2.096	24,944
	2018	1.966	1.934	43,091
	2017	1.913	1.966	45,285
	2016	1.880	1.913	48,424
	2015	1.893	1.880	65,715
	2014	1.791	1.893	124,919
	2013	1.828	1.791	157,458
	2012	1.723	1.828	149,848
	2011	1.638	1.723	172,061
	2010	1.531	1.638	200,641
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	2.395	3.141	99,404
	2018	2.369	2.395	102,632
	2017	1.792	2.369	100,587
	2016	1.814	1.792	110,271
	2015	1.729	1.814	122,351
	2014	1.609	1.729	229,542
	2013	1.214	1.609	470,785
	2012	1.076	1.214	484,756
	2011	1.197	1.076	511,043
	2010	1.012	1.197	522,827
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)	2019	1.181	1.188	307,829
	2018	1.177	1.181	108,170
	2017	1.183	1.177	111,116
	2016	1.196	1.183	852,047
	2015	1.212	1.196	893,905
	2014	1.228	1.212	318,124
	2013	1.244	1.228	802,403
	2012	1.260	1.244	2,023,451
	2011	1.277	1.260	343,240
	2010	1.288	1.277	587,116
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (2/06)	2019	1.432	1.579	10,289
	2018	1.490	1.432	13,666
	2017	1.411	1.490	12,882
	2016	1.368	1.411	13,036
	2015	1.394	1.368	12,493
	2014	1.352	1.394	317,331
	2013	1.313	1.352	400,895
	2012	1.219	1.313	487,443
	2011	1.196	1.219	416,019
	2010	1.101	1.196	351,068
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (2/06)	2019	1.508	1.720	59,757
	2018	1.598	1.508	56,841
	2017	1.463	1.598	55,099
	2016	1.397	1.463	55,340
	2015	1.431	1.397	52,798
	2014	1.382	1.431	43,908
	2013	1.262	1.382	498,423
	2012	1.147	1.262	476,914
	2011	1.150	1.147	313,840
	2010	1.044	1.150	265,434
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (2/06)	2019	1.561	1.840	89,845
	2018	1.685	1.561	100,852
	2017	1.488	1.685	104,267
	2016	1.407	1.488	137,533
	2015	1.444	1.407	195,829
	2014	1.393	1.444	393,374
	2013	1.196	1.393	1,759,331
	2012	1.070	1.196	1,496,215
	2011	1.099	1.070	1,453,446
	2010	0.984	1.099	2,025,755
A-16

Gold Track — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (2/06)	2019	1.592	1.944	20,292
	2018	1.755	1.592	19,932
	2017	1.492	1.755	19,505
	2016	1.398	1.492	22,182
	2015	1.441	1.398	27,144
	2014	1.387	1.441	60,968
	2013	1.130	1.387	352,449
	2012	0.992	1.130	253,815
	2011	1.045	0.992	221,593
	2010	0.923	1.045	195,363
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (4/07)	2019	2.768	3.361	135,089
	2018	2.914	2.768	162,703
	2017	2.564	2.914	165,029
	2016	2.428	2.564	153,777
	2015	2.398	2.428	157,515
	2014	2.197	2.398	273,645
	2013	1.846	2.197	355,932
	2012	1.664	1.846	430,541
	2011	1.624	1.664	459,023
	2010	1.501	1.624	573,368
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	2.126	2.747	85,911
	2018	2.156	2.126	80,871
	2017	1.834	2.156	78,691
	2016	1.731	1.834	93,930
	2015	1.712	1.731	62,785
	2014	1.568	1.712	209,348
	2013	1.188	1.568	454,461
	2012	1.067	1.188	443,884
	2011	1.126	1.067	410,888
	2010	1.019	1.126	423,913
BHFTII FI Value Leaders Subaccount (Class D) (4/08)	2013	1.426	1.571	—
	2012	1.249	1.426	246,063
	2011	1.350	1.249	226,609
	2010	1.195	1.350	223,988
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	2.510	3.295	6,818
	2018	2.698	2.510	6,695
	2017	2.184	2.698	6,017
	2016	2.102	2.184	9,873
	2015	2.072	2.102	9,516
	2014	1.890	2.072	53,161
	2013	1.444	1.890	184,222
	2012	1.319	1.444	211,548
	2011	1.380	1.319	198,483
	2010	1.213	1.380	213,606
BHFTII Jennison Growth Subaccount (Class A) (4/12)	2019	1.943	2.548	331,266
	2018	1.962	1.943	320,564
	2017	1.447	1.962	316,754
	2016	1.464	1.447	381,101
	2015	1.339	1.464	384,929
	2014	1.244	1.339	988,466
	2013	0.919	1.244	1,020,172
	2012	0.950	0.919	1,002,372
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2012	0.844	0.962	—
	2011	0.853	0.844	39,416
	2010	0.776	0.853	59,441
BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)	2019	2.145	2.300	3,779
	2018	2.177	2.145	3,184
	2017	2.136	2.177	2,576
	2016	2.114	2.136	8,348
	2015	2.136	2.114	7,456
	2014	2.046	2.136	58,663
	2013	2.122	2.046	103,637
	2012	2.069	2.122	97,107
	2011	1.949	2.069	94,698
	2010	1.862	1.949	87,113
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/06)	2011	0.974	1.057	—
	2010	0.853	0.974	297,464
A-17

Gold Track — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII MetLife MSCI EAFE® Index Subaccount (Class A) (11/07)	2019	1.759	2.117	14,976
	2018	2.070	1.759	14,976
	2017	1.679	2.070	15,418
	2016	1.678	1.679	14,891
	2015	1.719	1.678	14,452
	2014	1.853	1.719	34,314
	2013	1.540	1.853	49,477
	2012	1.319	1.540	51,778
	2011	1.527	1.319	54,300
	2010	1.430	1.527	66,861
BHFTII MetLife Russell 2000® Index Subaccount (Class A) (11/07)	2019	3.122	3.872	37,272
	2018	3.553	3.122	37,004
	2017	3.139	3.553	36,494
	2016	2.622	3.139	43,771
	2015	2.775	2.622	42,551
	2014	2.676	2.775	67,244
	2013	1.957	2.676	69,787
	2012	1.704	1.957	66,734
	2011	1.800	1.704	76,687
	2010	1.437	1.800	102,370
BHFTII MetLife Stock Index Subaccount (Class A) (4/07)	2019	3.923	5.079	223,985
	2018	4.166	3.923	229,222
	2017	3.471	4.166	227,321
	2016	3.149	3.471	224,898
	2015	3.152	3.149	254,756
	2014	2.817	3.152	678,934
	2013	2.161	2.817	771,828
	2012	1.891	2.161	735,441
	2011	1.881	1.891	891,119
	2010	1.659	1.881	1,554,435
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	1.961	1.961	—
	2018	2.033	1.961	—
	2017	1.918	2.033	—
	2016	1.646	1.918	—
	2015	1.777	1.646	—
	2014	1.641	1.777	4,093
	2013	1.262	1.641	10,872
	2012	1.122	1.262	3,983
	2011	1.114	1.122	2,090
	2010	1.036	1.114	—
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	3.199	3.793	107,558
	2018	3.439	3.199	125,465
	2017	3.104	3.439	138,597
	2016	2.886	3.104	154,716
	2015	2.934	2.886	178,276
	2014	2.741	2.934	254,576
	2013	2.339	2.741	592,698
	2012	2.128	2.339	604,644
	2011	2.109	2.128	664,709
	2010	1.945	2.109	769,355
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.535	3.257	44,509
	2018	2.856	2.535	56,310
	2017	2.452	2.856	55,673
	2016	2.171	2.452	53,541
	2015	2.203	2.171	64,739
	2014	2.014	2.203	94,730
	2013	1.503	2.014	247,754
	2012	1.306	1.503	2,442
	2011	1.312	1.306	15,183
	2010	1.193	1.312	15,688
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	3.960	5.068	1,507
	2018	4.300	3.960	1,507
	2017	3.763	4.300	1,507
	2016	3.212	3.763	1,507
	2015	3.236	3.212	1,507
	2014	3.278	3.236	37,033
	2013	2.619	3.278	72,028
A-18

Gold Track — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)	2019	3.371	4.345	1,780
	2018	3.455	3.371	1,196
	2017	2.622	3.455	2,163
	2016	2.616	2.622	767
	2015	2.398	2.616	—
	2014	2.233	2.398	2,058
	2013	1.630	2.233	33,363
	2012	1.392	1.630	24,842
	2011	1.429	1.392	17,990
	2010	1.240	1.429	15,781
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	3.893	5.105	45,654
	2018	4.232	3.893	48,623
	2017	3.498	4.232	47,973
	2016	3.179	3.498	49,882
	2015	3.143	3.179	52,390
	2014	2.986	3.143	65,616
	2013	2.098	2.986	149,571
	2012	1.834	2.098	143,990
	2011	1.831	1.834	157,641
	2010	1.378	1.831	176,999
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	33.996	38.418	772
	2018	35.802	33.996	771
	2017	33.513	35.802	1,052
	2016	32.257	33.513	1,967
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	1.982	2.077	23,581
	2018	1.986	1.982	26,138
	2017	1.971	1.986	24,734
	2016	1.968	1.971	38,890
	2015	1.979	1.968	37,136
	2014	1.948	1.979	184,771
	2013	1.985	1.948	195,372
	2012	1.942	1.985	200,692
	2011	1.862	1.942	205,750
	2010	1.780	1.862	212,057
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (5/01)	2019	2.842	3.683	75,029
	2018	3.084	2.842	71,674
	2017	2.570	3.084	69,736
	2016	2.417	2.570	65,639
	2015	2.438	2.417	60,688
	2014	2.212	2.438	76,230
	2013	1.711	2.212	130,147
	2012	1.493	1.711	120,704
	2011	1.556	1.493	133,212
	2010	1.348	1.556	209,389
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)	2019	2.408	3.086	—
	2018	2.573	2.408	—
	2017	2.110	2.573	—
	2016	2.082	2.110	—
	2015	2.088	2.082	—
	2014	1.912	2.088	—
	2013	1.401	1.912	31,531
	2012	1.161	1.401	28,213
	2011	1.210	1.161	48,406
	2010	1.039	1.210	24,596
Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)	2019	3.186	4.008	190,447
	2018	3.520	3.186	182,777
	2017	3.158	3.520	177,751
	2016	2.711	3.158	168,948
	2015	2.860	2.711	186,398
	2014	2.665	2.860	316,804
	2013	2.107	2.665	349,880
	2012	1.820	2.107	323,093
	2011	1.826	1.820	505,375
	2010	1.606	1.826	903,638
A-19

Gold Track — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Fidelity VIP High Income Subaccount (Initial Class) (10/96)	2019	1.919	2.180	4,472
	2018	2.010	1.919	4,346
	2017	1.904	2.010	5,031
	2016	1.683	1.904	6,384
	2015	1.770	1.683	5,846
	2014	1.772	1.770	55,114
	2013	1.695	1.772	55,277
	2012	1.503	1.695	52,953
	2011	1.464	1.503	58,445
	2010	1.303	1.464	68,416
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)	2019	3.534	4.296	30,779
	2018	4.201	3.534	30,529
	2017	3.531	4.201	29,452
	2016	3.196	3.531	29,304
	2015	3.291	3.196	36,523
	2014	3.144	3.291	59,800
	2013	2.345	3.144	124,953
	2012	2.074	2.345	121,079
	2011	2.356	2.074	126,174
	2010	1.857	2.356	184,734
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)	2019	1.995	2.495	42,472
	2018	2.400	1.995	42,049
	2017	1.732	2.400	43,588
	2016	1.494	1.732	38,505
	2015	1.882	1.494	34,417
	2014	2.082	1.882	31,296
	2013	2.129	2.082	24,901
	2012	1.906	2.129	22,903
	2011	2.295	1.906	54,704
	2010	1.977	2.295	53,879
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)	2019	1.501	1.667	48,149
	2018	1.798	1.501	43,742
	2017	1.561	1.798	42,826
	2016	1.476	1.561	37,118
	2015	1.599	1.476	32,334
	2014	1.823	1.599	29,110
	2013	1.502	1.823	33,373
	2012	1.287	1.502	29,663
	2011	1.459	1.287	86,855
	2010	1.363	1.459	90,670
Janus Aspen Series
Janus Henderson Enterprise Subaccount (Service Shares) (5/01)	2019	2.837	3.785	8,297
	2018	2.893	2.837	14,744
	2017	2.306	2.893	14,744
	2016	2.084	2.306	14,744
	2015	2.035	2.084	14,744
	2014	1.837	2.035	9,423
	2013	1.409	1.837	62,612
	2012	1.220	1.409	58,358
	2011	1.257	1.220	64,934
	2010	1.015	1.257	92,750
Janus Henderson Global Research Subaccount (Service Shares) (5/01)	2019	1.270	1.614	5,950
	2018	1.385	1.270	12,842
	2017	1.108	1.385	12,517
	2016	1.102	1.108	12,137
	2015	1.146	1.102	11,696
	2014	1.083	1.146	24,244
	2013	0.856	1.083	57,991
	2012	0.724	0.856	49,144
	2011	0.853	0.724	48,590
	2010	0.748	0.853	61,176
A-20

Gold Track — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)	2019	2.141	2.644	22,258
	2018	2.367	2.141	22,258
	2017	2.062	2.367	22,258
	2016	2.064	2.062	22,258
	2015	2.128	2.064	22,258
	2014	1.791	2.128	22,258
	2013	1.228	1.791	131,465
	2012	1.048	1.228	138,583
	2011	1.036	1.048	146,999
	2010	0.839	1.036	138,345
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.573	1.582	—
	2013	1.205	1.573	235,882
	2012	1.062	1.205	233,310
	2011	1.147	1.062	238,079
	2010	0.997	1.147	226,004
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)	2019	2.478	3.218	913
	2018	2.638	2.478	913
	2017	2.243	2.638	913
	2016	1.976	2.243	6,643
	2015	2.092	1.976	6,643
	2014	1.865	2.092	6,643
	2013	1.500	1.865	121,088
	2012	1.331	1.500	92,498
	2011	1.250	1.331	116,186
	2010	1.128	1.250	39,025
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)	2019	3.798	4.955	21,859
	2018	3.847	3.798	22,092
	2017	3.099	3.847	21,286
	2016	2.923	3.099	22,518
	2015	2.698	2.923	21,388
	2014	2.397	2.698	39,700
	2013	1.762	2.397	61,057
	2012	1.483	1.762	59,038
	2011	1.512	1.483	62,707
	2010	1.395	1.512	81,645
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)	2019	3.070	3.906	70,515
	2018	3.413	3.070	70,562
	2017	3.011	3.413	70,664
	2016	2.700	3.011	78,947
	2015	2.816	2.700	90,079
	2014	2.554	2.816	96,892
	2013	1.954	2.554	122,768
	2012	1.700	1.954	109,620
	2011	1.641	1.700	121,660
	2010	1.518	1.641	147,142
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)	2019	2.893	3.623	3,173
	2018	2.834	2.893	4,126
	2017	2.310	2.834	3,909
	2016	2.212	2.310	3,775
	2015	2.344	2.212	3,630
	2014	2.281	2.344	3,592
	2013	1.572	2.281	49,415
	2012	1.333	1.572	40,878
	2011	1.332	1.333	38,525
	2010	1.078	1.332	39,688
LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)	2011	1.028	1.107	—
	2010	1.004	1.028	120,547
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Core Plus VIT Subaccount (10/96)	2019	2.374	2.629	—
	2018	2.460	2.374	—
	2017	2.357	2.460	—
	2016	2.284	2.357	—
	2015	2.286	2.284	7,745
	2014	2.324	2.286	7,380
	2013	2.156	2.324	40,612
	2012	1.853	2.156	30,343
	2011	1.833	1.853	28,211
	2010	1.592	1.833	28,165
A-21

Gold Track — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)	2011	1.008	0.997	—
	2010	0.935	1.008	—
LMPVIT Western Asset Variable Money Market Subaccount (10/96)	2010	1.293	1.288	—
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (10/96)	2019	2.915	3.646	5,440
	2018	2.982	2.915	5,468
	2017	2.587	2.982	5,501
	2016	2.467	2.587	5,501
	2015	2.543	2.467	57,560
	2014	2.357	2.543	272,852
	2013	2.012	2.357	315,666
	2012	1.841	2.012	314,990
	2011	1.865	1.841	319,925
	2010	1.685	1.865	659,896
Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information
The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.
Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2019.
Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.
Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2019 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.
Effective on or about 2/25/05 The Travelers Series Trust-MFS® Emerging Growth Portfolio merged into The Travelers Series Trust-MFS® Mid Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust.-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-MFS® Value Portfolio merged into Met Investors Series Trust-MFS® Value Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.
A-22

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-MFS® Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS® Total Return Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-MFS® Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Janus Aspen Series-Balanced Portfolio was replaced by the Metropolitan Series Fund, Inc.-MFS® Total Return Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Franklin Templeton Variable Insurance Product Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS® Emerging Markets Equity Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.
Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS® Research International Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers® Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.
A-23

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE® Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000® Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 4/30/2007, Fidelity Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio - Class A and is no longer available as a funding option.
Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio - Class A and is no longer available as a funding option.
Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.
Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Fidelity® Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Met Investors Series Trust-MFS® Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS® Value Portfolio.
Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio − Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio − Class A and is no longer available as a funding option.
A-24

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.
Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS® Research International Portfolio - Class B and is no longer available as a funding option.
Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D merged into Metropolitan Series Fund-MFS® Value Portfolio - Class A and is no longer available as a funding option.
Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.
Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.
Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/30/2018, BHFT II-BlackRock Large Cap Value Portfolio merged into BHFT II-MFS Value Portfolio and is no longer available as a funding option.
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Appendix B

Additional Information Regarding the Underlying Funds
The Underlying Funds listed below (if any) were recently subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust or company of which the Underlying Fund is part.
Underlying Fund Name Changes
The following Underlying Funds have been renamed:
Former Name	New Name
Brighthouse Funds Trust I	Brighthouse Funds Trust I
ClearBridge Aggressive Growth Portfolio − Class A	Loomis Sayles Growth Portfolio − Class A
ClearBridge Aggressive Growth Portfolio − Class B	Loomis Sayles Growth Portfolio − Class B
Oppenheimer Global Equity Portfolio − Class A	Invesco Global Equity Portfolio − Class A
Underlying Fund Mergers
There have been no recent Underlying Fund mergers.
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Appendix C

Underlying Funds WIth Different Legal And Marketing Names
Series Fund/Trust	Portfolio/Series	Marketing Name
American Funds Insurance Series®	Global Growth Fund	American Funds Global Growth Fund
American Funds Insurance Series®	Growth-Income Fund	American Funds Growth-Income Fund
American Funds Insurance Series®	Growth Fund	American Funds Growth Fund
Fidelity ® Variable Insurance Products	Contrafund ® Portfolio	Fidelity VIP Contrafund® Portfolio
Fidelity ® Variable Insurance Products	Dynamic Capital Appreciation Portfolio	Fidelity VIP Dynamic Capital Appreciation Portfolio
Fidelity ® Variable Insurance Products	Equity-Income Portfolio	Fidelity VIP Equity-Income Portfolio®
Fidelity ® Variable Insurance Products	High Income Portfolio	Fidelity VIP High Income Portfolio
Fidelity ® Variable Insurance Products	Mid Cap Portfolio	Fidelity VIP Mid Cap Portfolio
Annuity Contract Legal and Marketing Name
Annuity Contract	Marketing Name
Registered Fixed Account Option	Fixed Account
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Appendix D

Contents of The Statement of Additional Information
The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:
The Insurance Company
Services
Principal Underwriter
Custodian
Principal Underwriting and Distribution Agreement
Calculation of Annuity Unit Value
Advertisement of the Separate Account
Taxes
    Qualified Annuity Contracts
    Types of Qualified Plans
    ERISA
    Federal Estate Taxes
    Generation-Skipping Transfer Tax
    Annuity Purchase Payments By Nonresident Aliens and Foreign Entities
Independent Registered Public Accounting Firm
Condensed Financial Information - Gold Track Condensed Financial Information - Gold Track Select BLIC Financial Statements
Copies of the Statement of Additional Information are available without charge. To request a copy, please complete the coupon found below and mail it to: Brighthouse Life Insurance Company, 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266.
Name:_______________________________________________________________
Address:_____________________________________________________________
Form SAI Book 15
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Appendix E

What You Need To Know If You Are A Texas Optional Retirement Program Participant
If You are a Participant in the Texas Optional Retirement Program, Texas law permits Us to make withdrawals on Your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying Your vesting status and (if applicable) termination of employment. Also, We require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state’s matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without Your consent to the extent necessary to maintain compliance with the law.
E-1

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Appendix F

Competing Funds
The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.
•	BlackRock Bond Income Portfolio
•	BlackRock High Yield Portfolio
•	BlackRock Ultra-Short Term Bond Portfolio
•	Fidelity® VIP High Income Portfolio
•	MetLife Aggregate Bond Index Portfolio
•	Western Asset Core Plus VIT Portfolio
•	PIMCO Inflation Protected Bond Portfolio
•	PIMCO Total Return Portfolio
•	Western Asset Management Strategic Bond Opportunities Portfolio
•	Western Asset Management U.S. Government Portfolio
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Appendix G

Premium Tax Table
If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.
	Qualified Contracts	Non-Qualified Contracts
California(1)	0.50%	2.35%
Florida(2)	1.00%	1.00%
Maine(3)	0.00%	2.00%
Nevada(4)	0.00%	3.50%
Puerto Rico(5)	1.00%	1.00%
South Dakota(6)	0.00%	1.25%
West Virginia	1.00%	1.00%
Wyoming(4)	0.00%	1.00%

[1]	California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).
[2]	Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%.
[3]	Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.
[4]	Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408, 457 and 501.
[5]	We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.
[6]	Special rate applies for large case annuity policies. Rate is 0.08% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).
G-1

Gold Track Select
Supplement Dated May 1, 2020 to the
Gold Track Select Prospectus
Dated May 1, 2020
The following information supplements the Gold Track Select variable annuity prospectus for Brighthouse Separate Account Eleven for Variable Annuities issued by Brighthouse Life Insurance Company, dated May 1, 2020 (the “Prospectus”). It should be read in its entirety and kept together with Your Prospectus for future reference. If You have any questions or would like a copy of the Prospectus, please contact Us at 1-800-842-9406, or write Us at Brighthouse Life Insurance Company, 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.
Additional information regarding the Separate Account charge and Funding Options are available under the Gold Track Select Contract for the following plan:
•	Carnegie Hall
•	St Mary’s Hospital
•	Hartford Hospital
•	Roane County Board of Education
•	School District of Philadelphia
In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, paper copies of the shareholder reports for the Underlying Funds available under your variable annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from Us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge. You can inform Us that you wish to continue receiving paper copies of your shareholder reports by calling (800) 638-7732, or by sending an email correspondence to rcg@brighthousefinancial.com. Your election to receive reports in paper will apply to all Underlying Funds available under your contract.
For additional information regarding each Funding Option, please refer to the applicable Funding Option prospectus.
Separate Account Charge:
We are waiving an amount equal to the Underlying Fund expenses that are in excess of 0.85% for the Subaccount investing in the Loomis Sayles Global Allocation Portfolio of the Brighthouse Funds Trust I and we are waiving an amount equal to the Underlying Fund expenses that are in excess of 0.62% for the Subaccount investing in the Invesco Global Equity Portfolio of the Brighthouse Funds Trust I.
Minimum and Maximum Total Annual Underlying Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.53%	0.78%
Underlying Fund Fees and Expenses as of December 31, 2019
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.
Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Brighthouse Funds Trust I — Class A
Invesco Global Equity Portfolio	0.66%	—	0.04%	—	0.70%	0.11%	0.59%
Loomis Sayles Global Allocation Portfolio	0.70%	—	0.08%	—	0.78%	0.01%	0.77%
Fidelity ® Variable Insurance Products — Initial Class
Equity-Income Portfolio	0.44%	—	0.09%	—	0.53%	—	0.53%
1

Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
High Income Portfolio*	0.55%	—	0.12%	—	0.67%	—	0.67%
The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2021. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds’ prospectuses for additional information regarding these arrangements.
*	Available only under the Carnegie Hall plan

The following table shows the investment objective and investment adviser/subadviser of each Funding Option:
Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Brighthouse Funds Trust I — Class A
Invesco Global Equity Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Loomis Sayles Global Allocation Portfolio	Seeks high total investment return through a combination of capital appreciation and income.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Fidelity ® Variable Insurance Products — Initial Class
Equity-Income Portfolio	Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity Management & Research Company LLC
High Income Portfolio*	Seeks a high level of current income, while also considering growth of capital.	Fidelity Management & Research Company LLC

*	Available only under the Carnegie Hall plan
Transfers:
The following funds are “Monitored Portfolios”. For more information read the Restrictions on Transfers Section under the Transfers Chapter in the Prospectus.
High Income Portfolio
Invesco Global Equity Portfolio
Loomis Sayles Global Allocation Portfolio
ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS

The Underlying Funds listed below (if any) were recently subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust or company of which the Underlying Fund is part.
Underlying Fund Name Changes
The following Underlying Funds have been renamed:
2

Former Name	New Name
Brighthouse Funds Trust I	Brighthouse Funds Trust I
ClearBridge Aggressive Growth Portfolio − Class A	Loomis Sayles Growth Portfolio − Class A
Oppenheimer Global Equity Portfolio − Class A	Invesco Global Equity Portfolio − Class A
Underlying Fund Mergers
There have been no recent Underlying Fund mergers.

UNDERLYING FUNDS WITH DIFFERENT LEGAL AND MARKETING NAMES

Series Fund/Trust	Portfolio/Series	Marketing Name
Fidelity ® Variable Insurance Products	Equity-Income Portfolio	Fidelity VIP Equity-Income Portfolio
Fidelity ® Variable Insurance Products	High Income Portfolio	Fidelity VIP High Income Portfolio
COMPETING FUND

Fidelity High Income Portfolio
Book 16A	May 1, 2020
3

Gold Track Select Prospectus
This prospectus describes Gold Track Select, a flexible premium variable annuity contract (the “Contract”) issued by Brighthouse Life Insurance Company (the “Company," “Our”, “Us” or “We”). The Contract is used in connection with 401(k) Plans, 403(a) Plans, 403(b) Plans, Keoghs, 457(b) Plans and non-qualified deferred compensation Plans. The Company no longer actively offers the Contract to new purchasers.
The Contract’s value will vary daily to reflect the investment experience of the Funding Options (referred to as “Subaccounts” in Your Contract available through Brighthouse Separate Account Eleven for Variable Annuities) You select and, subject to availability, the interest credited to the Fixed Account. The Funding Options available for all Contracts are:

American Funds Insurance Series® — Class 2
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio — Class C
American Funds® Growth Allocation Portfolio — Class C
American Funds® Moderate Allocation Portfolio — Class C
BlackRock High Yield Portfolio — Class A
Brighthouse Asset Allocation 100 Portfolio — Class B
Brighthouse Small Cap Value Portfolio — Class B
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A
Brighthouse/Wellington Large Cap Research Portfolio — Class E
Clarion Global Real Estate Portfolio — Class A
Harris Oakmark International Portfolio — Class A
Invesco Comstock Portfolio — Class B
Invesco Global Equity Portfolio — Class B
Invesco Small Cap Growth Portfolio — Class A
JPMorgan Small Cap Value Portfolio — Class A
Loomis Sayles Growth Portfolio — Class B
MetLife Multi-Index Targeted Risk Portfolio — Class B
MFS® Research International Portfolio — Class B
PIMCO Inflation Protected Bond Portfolio — Class A
PIMCO Total Return Portfolio — Class B
Schroders Global Multi-Asset Portfolio — Class B
T. Rowe Price Large Cap Value Portfolio — Class B
Victory Sycamore Mid Cap Value Portfolio — Class B
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A
BlackRock Capital Appreciation Portfolio — Class A
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse Asset Allocation 20 Portfolio — Class B
Brighthouse Asset Allocation 40 Portfolio — Class B
Brighthouse Asset Allocation 60 Portfolio — Class B
Brighthouse Asset Allocation 80 Portfolio — Class B
Brighthouse/Wellington Balanced Portfolio — Class A
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Frontier Mid Cap Growth Portfolio — Class D
Jennison Growth Portfolio — Class A
MetLife Aggregate Bond Index Portfolio — Class A
MetLife Mid Cap Stock Index Portfolio — Class G
MetLife MSCI EAFE® Index Portfolio — Class A
MetLife Russell 2000® Index Portfolio — Class A
MetLife Stock Index Portfolio — Class A
MFS® Total Return Portfolio — Class F
MFS® Value Portfolio — Class A
Neuberger Berman Genesis Portfolio — Class A
T. Rowe Price Large Cap Growth Portfolio — Class B
T. Rowe Price Small Cap Growth Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Western Asset Management U.S. Government Portfolio — Class A
Delaware VIP® Trust — Standard Class
Delaware VIP® Small Cap Value Series
Fidelity® Variable Insurance Products — Service Class 2
Contrafund® Portfolio
Freedom 2020 Portfolio
Freedom 2025 Portfolio
Freedom 2030 Portfolio
Freedom 2040 Portfolio
Freedom 2050 Portfolio
Mid Cap Portfolio
Franklin Templeton Variable Insurance Products Trust — Class 2
Templeton Developing Markets VIP Fund
Templeton Foreign VIP Fund
Janus Aspen Series — Service Shares
Janus Henderson Enterprise Portfolio
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Appreciation Portfolio
ClearBridge Variable Dividend Strategy Portfolio
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Legg Mason Partners Variable Income Trust — Class I
Western Asset Core Plus VIT Portfolio
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund

Funding Options may have been subject to change. Please see “Appendix B — Additional Information Regarding the Underlying Funds.”
The Fixed Account is described in a separate prospectus. The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.
In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, paper copies of the shareholder reports for the Underlying Funds available under your variable annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from Us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge. You can inform Us that you wish to continue receiving paper copies of your shareholder reports by calling (800) 638-7732, or by sending an email correspondence to rcg@brighthousefinancial.com. Your election to receive reports in paper will apply to all Underlying Funds available under your contract.
This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information (“SAI”) dated May 1, 2020.
We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy free of charge, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266
or call 1-800-842-9406. You may also obtain an electronic copy of the SAI, as well as other material that We file electronically and certain material incorporated by reference, at the SEC’s website (http://www.sec.gov). See Appendix D for the SAI’s table of contents.
Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
The Contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus Dated: May 1, 2020

2

Glossary
Accumulation Period — the period before the commencement of Annuity Payments.
Accumulation Unit — an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.
Annuitant — a person on whose life the Maturity Date depends and Annuity Payments are made.
Annuity — payment of income for a stated period or amount.
Annuity Payments — a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.
Annuity Period — the period following commencement of Annuity Payments.
Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.
Beneficiary(ies) — the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant’s, Annuitant’s or Contract Owner’s death, as applicable.
Cash Surrender Value — the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.
Certificate — (if applicable) the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.
Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.
Company (We, Us, Our) — Brighthouse Life Insurance Company.
Competing Fund — any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.
Contract — for convenience, means the Contract or Certificate (if applicable). For example, Contract Year also means Certificate Year.
Contract Date — the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.
Contract Discontinuance — termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.
Contract Owner — the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.
Contract Value — the value of the Accumulation Units in Your Account (or a Participant’s Individual Account, if applicable) less any reductions for administrative charges.
Contract Year — twelve-month periods beginning with the Contract Date, or any anniversary thereof.
DCA Program — pre-authorized transfer program that allows You to invest a fixed amount of money in the Funding Options on a monthly or quarterly basis.
Death Report Date — the day on which We have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.
Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.
ERISA — The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.
3

Excess Plan Contributions — Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.
Fixed Account — an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.
Fixed Annuity — an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.
Funding Options — the variable investment options to which Purchase Payments under the Contract may be allocated.
Good Order — A request or transaction generally is considered in “Good Order” if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by Us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: Your completed application; Your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Funding Options affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that We may require, including any spousal or joint Contract Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by Us of sufficient funds to effect the purchase. We may, in Our sole discretion, determine whether any particular transaction request is in Good Order, and We reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact Us or Your financial representative (where applicable) before submitting the form or request.
Home Office — the Home Office of Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, or any other office that We may designate for the purpose of administering this Contract.
Individual Account — an account under which Accumulation Units are credited to a Participant or Beneficiary under the Contract.
Maturity Date — the date on which the Annuity Payments are to begin.
Net Investment Rate — Assumed investment return during the Annuity Period for a Variable Annuity.
Participant — an individual participating under a group Contract or an eligible person who is a member in the Plan.
Plan — for a group Contract, the plan or the arrangement used in a retirement plan or program whereby Purchase Payments and any gains are intended to qualify under Section 401, 403, or 457 of the Code.
Plan Administrator — the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.
Plan Termination — termination of Your Plan, including partial Plan Termination, as determined by Us.
Plan Trustee — the trustee specified in the Contract specifications.
Premium Tax — the amount of tax, if any, charged by the state or municipality on Purchase Payments.
Purchase Payments — the premium payment(s) applied to the Contract, less any Premium Taxes (if applicable).
Qualified Contract — a Contract used in a retirement Plan or program that is intended to qualify under Section 401, 403, or 457 of the Code.
Separate Account — a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.
Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.
Third Party Administrator (“TPA”) — an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.
Underlying Fund — a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission (the "SEC") in which the Subaccounts invest.
4

Valuation Date — a day on which the New York Stock Exchange (“NYSE”) is open for business. The value of each Subaccount is determined as of the close of regular trading on the NYSE on such days, typically 4:00 p.m. Eastern Time. A Valuation Date ends earlier than 4:00 p.m. Eastern Time if the NYSE closes early. It is expected that the NYSE will be closed on Saturdays and Sundays and on the observed holidays of New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Valuation Dates are also referred to herein as “Business Days.”
Valuation Period — the period between the end of one Valuation Date and the end of the next Valuation Date.
Variable Annuity — an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.
Written Request — written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.
You, Your — In this prospectus, depending on the context, "You" is the owner of the Contract or the Participant or Annuitant for whom money is invested under certain group arrangements. In cases where We are referring to giving instructions or making payments to Us for Qualified Contracts or Contracts used in connection with non-qualified deferred compensation plans or qualified excess benefit arrangements, "You" means the trustee or employer. Under certain group arrangements where the Participant or Annuitant is permitted to choose among Funding Options, "You" means the Participant or Annuitant who is giving Us instructions about the Funding Options. In connection with a 403(b) Plan Termination, as of the date of the Contract or cash distribution under such Plan Termination, "You" means the Participant who has received such Contract or cash distribution.
Your Account — Accumulation Units credited to You under this Contract.
5

Summary:
Gold Track Select Annuity
This summary details some of the more important points that You should know and consider before purchasing the Contract. Please read the entire prospectus carefully.
Can you give me a general description of the Variable Annuity Contract? The Contract offered by Brighthouse Life Insurance Company is intended for retirement savings or other long-term investment purposes.
The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account. Because of exemptive and exclusionary provisions, neither the Fixed Account nor Our general account has been registered as an investment company under the Investment Company Act of 1940, as amended (“1940 Act”). We guarantee money directed to the Fixed Account as to principal and interest. Contract Value allocated to the Fixed Account, interest credited to the Fixed Account and amounts paid under a fixed payment option are subject to Our financial strength and claims paying ability. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.
The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase (Accumulation Period) and the payout phase (Annuity Period). During the accumulation phase generally, Your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when You are in a lower tax bracket. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.
During the payout phase, You may choose one of a number of Annuity options. You may receive Annuity Payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect Variable Annuity Payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options and begin to receive payments, it cannot be changed.
Who can purchase this Contract? The Contract is used in connection with qualified retirement Plans (which include Contracts qualifying under Section 401, 403 or 457 of the Code.) The Contract may also be issued for non-qualified and unfunded deferred compensation Plans which do not qualify for special treatment under the Code, subject to Our underwriting requirements, and, with respect to Plans of governmental employers, for qualified excess benefit arrangements, subject to Our underwriting requirements. Purchase of this Contract through a qualified retirement Plan does not provide any additional tax deferral benefits beyond those provided by the qualified retirement Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.
The minimum Purchase Payment allowed is an average of $1,000 annually per individual Contract, or $10,000 annually per group Contract.
Can I exchange my current Annuity contract for this Contract? The Code generally permits You to exchange one Annuity contract for another in a “tax-free exchange.” Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.
Who is the Contract issued to? If a group allocated Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract to the group. Where We refer to “You,” We are referring to the group Participant. Where We refer to Your Contract, We are referring to a group unallocated Contract or individual Certificate, as applicable.
6

Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You (for example, dollar-cost averaging, etc.). Your retirement Plan provisions supersede this prospectus. If You have any questions about Your specific retirement Plan, contact Your Plan Administrator.
The Contract may not currently be available for sale in all states. Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.
Is there a right to return period? If the Contract is issued to a tax-deferred Annuity Plan, deferred compensation Plan or combined qualified plan/tax-deferred Annuity Plan, and You cancel the Contract within ten days after You receive it, You receive a full refund of the Contract Value plus any Contract charges You paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk on the Purchase Payments allocated to a Funding Option during the free look period; therefore, the Contract Value returned to You may be greater or less than Your Purchase Payment. The Contract Value will be determined as of the close of business on the day We receive a Written Request for a refund. There is no right to return period for unallocated Contracts.
Can you give a general description of the Funding Options and how they operate? The Funding Options represent Subaccounts of the Separate Account. At Your direction, the Separate Account, through its Subaccounts, uses Your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.
You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the non-competing Funding Options at least once every six months, provided no more than 20% of the fixed Contract Value is transferred out in any Contract Year. It is important to note that it will take over 10 years (assuming no additional Purchase Payments or transfers into the Fixed Account and discounting any accrued interest) to make a complete transfer of Your balance from the Fixed Account because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining Contract Value in the Fixed Account rather than withdrawals based upon a fixed number of years. For example (based on the assumptions above), if Your initial Contract Value in the Fixed Account is $100, the 20% transfer allowance only allows You to transfer up to $20 that Contract Year. If You transfer the maximum transfer allowance that Contract Year, You may only transfer up to $16 the following Contract Year based on the 20% transfer allowance of the $80 Contract Value remaining in the Fixed Account for such Contract Year. It is important to consider when deciding to invest in the Fixed Account whether this 20% transfer allowance restriction fits Your risk tolerance and time horizon. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer. Please refer to Your Contract for restrictions on transfers to and from the Fixed Account.
What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. A Funding Option administrative charge of 0.10% annually will be charged, depending upon the terms of Your allocated Contract. The maximum annual mortality and expense risk charge is 1.20% of the amounts You direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.
If You withdraw amounts from the Contract a surrender charge may apply. The amount of the charge depends on the length of time the Contract has been in force. If You withdraw all amounts under the Contract, or if You begin receiving Annuity/income Payments, We may be required by Your state to deduct a Premium Tax.
Upon annuitization, if You have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amounts withdrawn will be assessed. Please refer to the “The Annuity Period” section for a description of this benefit.
How will my Purchase Payments and withdrawals be taxed? Generally, the payments You make to a Qualified Contract during the Accumulation Period are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, and on any earnings when You make a withdrawal or begin receiving Annuity Payments. If You are younger than 59 1⁄2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.
7

For owners of Qualified Contracts, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, We can calculate and pay You the minimum required distribution amounts.
How may I access my money? You can take withdrawals any time during the Accumulation Period. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.
What is the death benefit under the Contract? The death benefit applies before the Annuity Period upon the first death of the Contract Owner, joint Contract Owner, or Annuitant. The amount of the death benefit payable upon such death is described under “Death Benefit” in this prospectus. Assuming You are the Annuitant, if You die before You move to the Annuity Period, the person You have chosen as Your Beneficiary will receive a death benefit. There is no death benefit after the Annuity Period begins, however, depending on the Annuity option You elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to Your Beneficiary (see “Death Proceeds After the Maturity Date” for more information). The death benefit paid depends on Your age at the time of Your death. We calculate the death benefit value at the close of the Business Day on which Our Home Office receives Due Proof of Death. Any amount paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. (Please refer to the “Death Benefit” section of this prospectus for more details.)
Where may I find out more about Accumulation Unit values? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.
Are there any additional features? This Contract has other features You may be interested in. These include:
•	Dollar Cost Averaging. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
•	Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in Your Contract to match the rebalancing allocation selected.
•	Systematic Withdrawal Option. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.
8

Fee Table

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes (ranging from 0.5% to 3.5% and are applicable only in certain jurisdictions—see Appendix G).
Contract Owner Maximum Transaction Expenses
Surrender Charge:	5% (1)
As a percentage of amount surrendered
Account Reduction Loan Initiation Fee	$75.00 (2)
Account Reduction Loan Maintenance Fee	$50.00
Variable Liquidity Benefit Charge:	5% (3)
As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.
The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.
Maximum Annual Separate Account Charges
Administrative Charges
Funding Option Administrative Charge
(As a percentage of average daily net assets of the Separate Account for allocated Contracts)	0.10%
Mortality & Expense Risk Charge
(As a percentage of average daily net assets of the Separate Account)	1.20% (4)
Total Maximum Annual Separate Account Charges	1.30%
(1)	The surrender charge declines to zero after end of the 8th Contract Year. The charge is as follows:

Contract Year	Surrender Charge
0-2	5%
3-4	4%
5-6	3%
7-8	2%
9+	0%
(2)	Loans will be charged an initial set-up fee of $75.00.
(3)	The withdrawal charge only applies when You make a surrender after beginning to receive Annuity payouts. The charge is as follows.

Contract Year	Withdrawal Charge
0-2	5%
3-4	4%
5-6	3%
7-8	2%
9+	0%
(4)	We are waiving the following amounts of the Mortality & Expense Risk charge as follows: 0.14% for the Subaccount investing in the Loomis Sayles Growth Portfolio of the Brighthouse Funds Trust I; 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio — Class A of the Brighthouse Funds Trust II; and 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio of the Brighthouse Funds Trust I. We are also waiving an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio — Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio — Class A of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A of the Brighthouse Funds Trust II; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount
9

investing in the Victory Sycamore Mid Cap Value Portfolio — Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio — Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS® Research International Portfolio — Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio − Class B of the Brighthouse Funds Trust I; and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Invesco Global Equity Portfolio — Class B of the Brighthouse Funds Trust I.
Underlying Fund Expenses as of December 31, 2019 (unless otherwise indicated):
The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund’s management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. Certain Underlying Funds may impose a redemption fee in the future. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406. Please read the prospectuses carefully before making your allocations to the Subaccounts.
Minimum and Maximum Total Annual Underlying Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.28%	1.42%
Underlying Fund Fees and Expenses as of December 31, 2019
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.
Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund	0.52%	0.25%	0.05%	—	0.82%	—	0.82%
American Funds Growth Fund	0.32%	0.25%	0.04%	—	0.61%	—	0.61%
American Funds Growth-Income Fund	0.26%	0.25%	0.04%	—	0.55%	—	0.55%
Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio — Class C	0.06%	0.55%	0.01%	0.42%	1.04%	—	1.04%
American Funds® Growth Allocation Portfolio — Class C	0.06%	0.55%	0.01%	0.43%	1.05%	—	1.05%
American Funds® Moderate Allocation Portfolio — Class C	0.06%	0.55%	0.02%	0.41%	1.04%	—	1.04%
BlackRock High Yield Portfolio — Class A	0.60%	—	0.08%	—	0.68%	0.01%	0.67%
Brighthouse Asset Allocation 100 Portfolio — Class B	0.07%	0.25%	0.02%	0.66%	1.00%	—	1.00%
Brighthouse Small Cap Value Portfolio — Class B	0.75%	0.25%	0.04%	0.11%	1.15%	0.01%	1.14%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A	0.92%	—	0.09%	—	1.01%	0.10%	0.91%
Brighthouse/Wellington Large Cap Research Portfolio — Class E	0.56%	0.15%	0.03%	—	0.74%	0.04%	0.70%
Clarion Global Real Estate Portfolio — Class A	0.62%	—	0.05%	—	0.67%	0.04%	0.63%
Harris Oakmark International Portfolio — Class A	0.77%	—	0.05%	—	0.82%	0.03%	0.79%
Invesco Comstock Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
Invesco Global Equity Portfolio — Class B	0.66%	0.25%	0.04%	—	0.95%	0.11%	0.84%
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Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Invesco Small Cap Growth Portfolio — Class A	0.85%	—	0.04%	—	0.89%	0.08%	0.81%
JPMorgan Small Cap Value Portfolio — Class A	0.78%	—	0.07%	—	0.85%	0.10%	0.75%
Loomis Sayles Growth Portfolio — Class A†	0.57%	—	0.02%	—	0.59%	0.02%	0.57%
Loomis Sayles Growth Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
MetLife Multi-Index Targeted Risk Portfolio — Class B	0.17%	0.25%	0.01%	0.22%	0.65%	—	0.65%
MFS® Research International Portfolio — Class B	0.70%	0.25%	0.04%	—	0.99%	0.10%	0.89%
Morgan Stanley Discovery Portfolio — Class B†	0.64%	0.25%	0.04%	—	0.93%	0.02%	0.91%
PIMCO Inflation Protected Bond Portfolio — Class A	0.48%	—	0.94%	—	1.42%	—	1.42%
PIMCO Total Return Portfolio — Class B	0.48%	0.25%	0.38%	—	1.11%	0.03%	1.08%
Schroders Global Multi-Asset Portfolio — Class B	0.63%	0.25%	0.04%	0.02%	0.94%	0.01%	0.93%
T. Rowe Price Large Cap Value Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.05%	0.79%
T. Rowe Price Large Cap Value Portfolio — Class E†	0.57%	0.15%	0.02%	—	0.74%	0.05%	0.69%
Victory Sycamore Mid Cap Value Portfolio — Class B	0.65%	0.25%	0.04%	—	0.94%	0.09%	0.85%
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A	0.34%	—	0.05%	—	0.39%	—	0.39%
BlackRock Capital Appreciation Portfolio — Class A	0.70%	—	0.02%	—	0.72%	0.09%	0.63%
BlackRock Ultra-Short Term Bond Portfolio — Class A	0.35%	—	0.04%	—	0.39%	0.02%	0.37%
Brighthouse Asset Allocation 20 Portfolio — Class B	0.10%	0.25%	0.03%	0.63%	1.01%	0.03%	0.98%
Brighthouse Asset Allocation 40 Portfolio — Class B	0.06%	0.25%	—	0.63%	0.94%	—	0.94%
Brighthouse Asset Allocation 60 Portfolio — Class B	0.05%	0.25%	—	0.64%	0.94%	—	0.94%
Brighthouse Asset Allocation 80 Portfolio — Class B	0.05%	0.25%	0.01%	0.65%	0.96%	—	0.96%
Brighthouse/Wellington Balanced Portfolio — Class A	0.46%	—	0.07%	—	0.53%	—	0.53%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	0.70%	—	0.02%	—	0.72%	0.12%	0.60%
Frontier Mid Cap Growth Portfolio — Class D	0.71%	0.10%	0.04%	—	0.85%	0.02%	0.83%
Jennison Growth Portfolio — Class A	0.60%	—	0.02%	—	0.62%	0.08%	0.54%
MetLife Aggregate Bond Index Portfolio — Class A	0.25%	—	0.03%	—	0.28%	0.01%	0.27%
MetLife Mid Cap Stock Index Portfolio — Class G	0.25%	0.30%	0.05%	0.01%	0.61%	—	0.61%
MetLife MSCI EAFE® Index Portfolio — Class A	0.30%	—	0.07%	0.01%	0.38%	—	0.38%
MetLife Russell 2000® Index Portfolio — Class A	0.25%	—	0.06%	—	0.31%	—	0.31%
MetLife Stock Index Portfolio — Class A	0.25%	—	0.03%	—	0.28%	0.01%	0.27%
MFS® Total Return Portfolio — Class F	0.57%	0.20%	0.06%	—	0.83%	—	0.83%
MFS® Value Portfolio — Class A	0.61%	—	0.02%	—	0.63%	0.06%	0.57%
Neuberger Berman Genesis Portfolio — Class A	0.82%	—	0.04%	—	0.86%	0.01%	0.85%
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Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
T. Rowe Price Large Cap Growth Portfolio — Class B	0.60%	0.25%	0.03%	—	0.88%	0.05%	0.83%
T. Rowe Price Small Cap Growth Portfolio — Class B	0.47%	0.25%	0.03%	—	0.75%	—	0.75%
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	0.57%	—	0.03%	—	0.60%	0.06%	0.54%
Western Asset Management U.S. Government Portfolio — Class A	0.48%	—	0.02%	—	0.50%	0.03%	0.47%
Delaware VIP® Trust — Standard Class
Delaware VIP® Small Cap Value Series	0.71%	—	0.06%	—	0.77%	—	0.77%
Fidelity ® Variable Insurance Products — Service Class 2
Contrafund® Portfolio	0.54%	0.25%	0.07%	—	0.86%	—	0.86%
Dynamic Capital Appreciation Portfolio†	0.54%	0.25%	0.14%	—	0.93%	—	0.93%
Freedom 2020 Portfolio	—	0.25%	—	0.52%	0.77%	—	0.77%
Freedom 2025 Portfolio	—	0.25%	—	0.54%	0.79%	—	0.79%
Freedom 2030 Portfolio	—	0.25%	—	0.59%	0.84%	—	0.84%
Freedom 2040 Portfolio	—	0.25%	—	0.65%	0.90%	—	0.90%
Freedom 2050 Portfolio	—	0.25%	—	0.66%	0.91%	—	0.91%
Mid Cap Portfolio	0.54%	0.25%	0.08%	—	0.87%	—	0.87%
Franklin Templeton Variable Insurance Products Trust — Class 2
Templeton Developing Markets VIP Fund	1.05%	0.25%	0.10%	0.01%	1.41%	—	1.41%
Templeton Foreign VIP Fund	0.80%	0.25%	0.05%	0.02%	1.12%	0.02%	1.10%
Janus Aspen Series — Service Shares
Janus Henderson Enterprise Portfolio	0.64%	0.25%	0.08%	—	0.97%	—	0.97%
Janus Henderson Global Research Portfolio†	0.69%	0.25%	0.10%	—	1.04%	—	1.04%
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio†	0.75%	—	0.04%	—	0.79%	—	0.79%
ClearBridge Variable Appreciation Portfolio	0.70%	—	0.03%	—	0.73%	—	0.73%
ClearBridge Variable Dividend Strategy Portfolio	0.70%	—	0.05%	—	0.75%	—	0.75%
ClearBridge Variable Large Cap Growth Portfolio	0.70%	—	0.06%	0.01%	0.77%	—	0.77%
ClearBridge Variable Large Cap Value Portfolio†	0.65%	—	0.06%	0.01%	0.72%	—	0.72%
ClearBridge Variable Small Cap Growth Portfolio	0.75%	—	0.06%	—	0.81%	—	0.81%
Legg Mason Partners Variable Income Trust — Class I
Western Asset Core Plus VIT Portfolio	0.45%	—	0.11%	—	0.56%	0.02%	0.54%
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund	0.65%	—	0.69%	—	1.34%	0.45%	0.89%
†	Not available under all Contracts. Availability depends on Contract issue date.
The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2021. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds’ prospectuses for additional information regarding these arrangements.
Certain Underlying Funds that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
12

Example
The example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, Annual Separate Account Charges, and Total Annual Underlying Fund Operating Expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.
The example assumes that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. The example reflects the Funding Option Administrative Charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, the example is based on the Minimum and Maximum Total Annual Underlying Fund Operating Expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.
Example 1
	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown:
Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Underlying Fund with Maximum Total Annual Operating Expenses	$762	$1,165	$1,644	$2,920	$262	$805	$1,374	$2,920
Underlying Fund with Minimum Total Annual Operating Expenses	$648	$ 820	$1,064	$1,738	$148	$460	$ 794	$1,738
Condensed Financial Information

See Appendix A.
The Annuity Contract and Your Retirement Plan

If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan’s terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.
The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your Beneficiary obtain a signed authorization from Your employer or the Plan Administrator to exercise certain rights. We may rely on Your employer's or the Plan Administrator’s statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer's retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. If You are a Texas Optional Retirement Program participant, please see Appendix E for specific information which applies to You.
403(b) Plan Terminations
Upon a 403(b) Plan Termination, Your employer is required to distribute Your Plan benefits under the Contract to You. Your employer may permit You to receive Your distribution of Your 403(b) Plan benefit in cash or in the form of the Contract.
If You elect to receive Your distributions in cash, the distribution is a withdrawal under the Contract, and any amounts withdrawn are subject to applicable surrender charges. Outstanding loans will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See “Federal Tax Considerations.”) Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of this prospectus. However, if Your employer chooses to distribute cash as the default option, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or Annuity
13

contract issued by Us or by one of Our affiliates, which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.
If You receive the distribution in form of the Contract, We will continue to administer the Contract according to its terms. However in that case, You may not make any additional Purchase Payments or take any loans. In addition, the Company will rely on You to provide certain information that would otherwise be provided to the Company by the employer or Plan Administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of a Contract as a default option when that Contract is an investment vehicle for a Section 403(b) ERISA Plan.
Other Plan Terminations
Upon termination of a retirement plan that is not a Section 403(b) plan, Your employer is generally required to distribute Your Plan benefits under the Contract to You.
This distribution is in cash. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable surrender charges. Outstanding loans, if available, will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See “Federal Tax Considerations.”) Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of this prospectus. However, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or Annuity contract issued by Us or one of Our affiliates which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding.
The Annuity Contract

Gold Track Select Annuity is a Contract between the Contract Owner and the Company. This is the prospectus — it is not the Contract. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. This prospectus describes all the material features of the Contract. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.
The Company offers several different Annuities that Your financial representative (where applicable) may be authorized to offer to You. Each Annuity offers different features and benefits that may be appropriate for You. In particular, the Annuities differ based on variations in the standard and optional death benefit protection provided for Your Beneficiaries, the availability of optional living benefits, the ability to access Your Contract Value if necessary and the charges that You will be subject to if You make a withdrawal or surrender the Annuity. The Separate Account charges and other charges may be different between each Annuity We offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to You and Your Beneficiaries. Furthermore, Annuities that offer greater flexibility to access Your Contract Value generally are subject to higher Separate Account charges than Annuities that deduct charges if You make a withdrawal or surrender.
We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.
You make Purchase Payments to Us, and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date (referred to as "Annuity Commencement Date" in Your Contract). The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts You allocate to the Separate Account (“Separate Account Contract Value”) or interest on the amounts You allocate to the Fixed Account (“Fixed Account Contract Value”). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the
14

Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each twelve-month period following the Contract Date is called a Contract Year.
Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.
Purchase of this Contract through a tax-qualified retirement Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing this Contract for its death benefits, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial representative (where applicable) to determine if this Contract is appropriate for You.
Contract Owner Inquiries
Any questions You have about Your Contract should be directed to Our Home Office at 1-800-842-9406.
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask Your financial representative for guidance regarding any requests or elections and for information about Your particular investment needs. Please bear in mind that Your financial representative, or any financial firm or financial professional You consult to provide advice, is not acting on Our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Allocated Contracts
A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.
Unallocated Contracts
We offer an unallocated Annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a TPA.
The Contracts will be issued to an employer or the trustee(s) or custodian of an employer’s Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no Individual Accounts under the unallocated Contracts for individual Participants in the Qualified Plan.
Purchase Payments
The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group Contract. The initial Purchase Payment is due and payable before the Contract becomes effective. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.
We will apply the initial Purchase Payment less any applicable Premium Tax within two Business Days after We receive it at Our Home Office in Good Order. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five Business Days. If We cannot obtain the necessary information within five Business Days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.
We accept Purchase Payments made by check or cashier’s check. We do not accept cash, money orders or traveler’s checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access To Your Money.”)
We will credit subsequent Purchase Payments to a Contract on the same Business Day We receive it, if received in Good Order by Our Home Office prior to close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time). If We receive the Purchase Payment after close of the NYSE, We will credit the Purchase Payment to the Contract on the next Business Day. If Purchase Payments on Your behalf are not submitted to Us in a timely manner or in Good Order, there may be a delay in when amounts are credited.
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We will provide You with the address of the office to which Purchase Payments are to be sent.
If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, they will not be in Good Order. We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.
Purchase Payments — Section 403(b) Plans
The Internal Revenue Service (“IRS”) announced new regulations affecting Section 403(b) Plans and arrangements. As part of these regulations, which generally are effective January 1, 2009, employers will need to meet certain requirements in order for their employees’ Annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one Annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called “90-24 transfers”). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional Purchase Payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.
If Your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into Your Contract, We urge You to consult with Your tax adviser prior to making additional Purchase Payments.
Accumulation Units
The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, Accumulation Units are used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each Valuation Date and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Units next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (normally 4:00 p.m. Eastern Time) on each Valuation Date. After the value is calculated, We adjust Your Contract Value accordingly. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.
Accumulation Unit Value. The value of the Accumulation Units for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any Valuation Date is determined by multiplying the value on the preceding Valuation Date by 1.000 plus the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to (a) minus (b), divided by (c) where:
(a) = investment income plus capital gains and losses (whether realized or unrealized);
(b) = any deduction for applicable taxes (presently zero); and
(c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.
The net investment factor may be either positive or negative. A Funding Option’s investment income includes any distribution whose ex-dividend date occurs during the Valuation Period. The net investment factor is then reduced by a maximum charge of 0.000035616 for each day in the Valuation Period which is the daily equivalent of the maximum annual Separate Account Charge.
The Funding Options
You choose the Funding Options to which You allocate Your Purchase Payments. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the 1940 Act. These Underlying Funds are not publicly traded and are only offered through Variable Annuity contracts, variable life insurance products, and maybe in some instances, certain retirement
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Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.
We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund’s adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see “Payments We Receive.” From time to time We may make new Funding Options available. In addition, We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds.
We do not provide any investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in the Contract Value of Your Contract resulting from the performance of the Underlying Funds You have chosen.
If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have higher fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments, Contract Value, or both, at any time in Our sole discretion.
Payments We Receive. As described above, an investment adviser (other than Our affiliate, Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company’s role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds’ prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser (other than Our affiliate, Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Contracts.
The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser Brighthouse Investment Advisers, LLC, which is formed as a “limited liability company.” The Company’s ownership interests in Brighthouse Investment Advisers, LLC entitle Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See “Fee
17

Table — Underlying Fund Fees and Expenses” for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)
Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund’s 12b-1 Plan, if any, is described in more detail in the Underlying Fund’s prospectus. (See “Fee Table — Underlying Fund Fees and Expenses” and “Other Information — Distribution of the Contracts.”) Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund’s 12b-1 Plan decrease the Underlying Fund’s investment return.
Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund’s investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your financial representative (where applicable). We do not guarantee the investment results of the Underlying Funds.
The current Underlying Funds are listed below, along with their investment advisers and any subadviser.
Underlying Fund	Investment Objective	Investment Adviser/Subadviser
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM
Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio — Class C	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Allocation Portfolio — Class C	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Moderate Allocation Portfolio — Class C	Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
BlackRock High Yield Portfolio — Class A	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Small Cap Value Portfolio — Class B	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadvisers: Delaware Investments Fund Advisers; Wells Capital Management Incorporated
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Brighthouse/Wellington Large Cap Research Portfolio — Class E	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Clarion Global Real Estate Portfolio — Class A	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Harris Oakmark International Portfolio — Class A	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio — Class B	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value Portfolio — Class A	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Growth Portfolio — Class A†	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Loomis Sayles Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Multi-Index Targeted Risk Portfolio — Class B	Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Advisors, LLC
MFS ® Research International Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio — Class B†	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
PIMCO Inflation Protected Bond Portfolio — Class A	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio — Class B	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
Schroders Global Multi-Asset Portfolio — Class B	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadvisers: Schroder Investment Management North America Inc.; Schroder Investment Management North America Limited
T. Rowe Price Large Cap Value Portfolio — Class B	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
T. Rowe Price Large Cap Value Portfolio — Class E†	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio — Class B	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio — Class A	Seeks a high level of current income consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio — Class B	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio — Class B	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio — Class B	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Wellington Balanced Portfolio — Class A	Seeks long-term capital appreciation with some current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio — Class D	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
Jennison Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
MetLife Aggregate Bond Index Portfolio — Class A	Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Mid Cap Stock Index Portfolio — Class G	Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife MSCI EAFE® Index Portfolio — Class A	Seeks to track the performance of the MSCI EAFE® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
MetLife Russell 2000® Index Portfolio — Class A	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Stock Index Portfolio — Class A	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Total Return Portfolio — Class F	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS ® Value Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio — Class A	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio — Class B	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management U.S. Government Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Delaware VIP® Trust — Standard Class
Delaware VIP® Small Cap Value Series	Seeks capital appreciation.	Delaware Management Company
Fidelity ® Variable Insurance Products — Service Class 2
Contrafund ® Portfolio	Seeks long-term capital appreciation.	Fidelity Management & Research Company LLC
Dynamic Capital Appreciation Portfolio†	Seeks capital appreciation.	Fidelity Management & Research Company LLC
Freedom 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company LLC
Freedom 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company LLC
Freedom 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company LLC
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Freedom 2040 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company LLC
Freedom 2050 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company LLC
Mid Cap Portfolio	Seeks long-term growth of capital.	Fidelity Management & Research Company LLC
Franklin Templeton Variable Insurance Products Trust — Class 2
Templeton Developing Markets VIP Fund	Seeks long-term capital appreciation.	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Janus Aspen Series — Service Shares
Janus Henderson Enterprise Portfolio	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Global Research Portfolio†	Seeks long-term growth of capital.	Janus Capital Management LLC
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio†	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Appreciation Portfolio	Seeks long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Dividend Strategy Portfolio	Seeks dividend income, growth of dividend income and long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Value Portfolio†	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Legg Mason Partners Variable Income Trust — Class I
Western Asset Core Plus VIT Portfolio	Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar weighted average effective duration that is normally within 30% of the average duration of the domestic bond market as a whole.	Legg Mason Partners Fund Advisor, LLC
Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd; Western Asset Management Company Pte. Ltd.
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund	Seeks capital appreciation and retention of net investment income.	1919 Investment Counsel, LLC
†	Not available under all Contracts. Availability depends on Contract issue date.
Funding Options may have been subject to change. Please see “Appendix B — Additional Information Regarding the Underlying Funds.”
The Funding Options listed below are managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”).
(a) MetLife Multi-Index Targeted Risk Portfolio
(b) Schroders Global Multi-Asset Portfolio
Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Funding Options from investing in stocks and bonds. This strategy seeks to reduce such volatility by “smoothing” returns, which may result in a Funding Option outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, a managed volatility strategy could limit Your participation in market gains; this may conflict with your investment objectives by limiting Your ability to maximize potential growth of Your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Underlying Funds may offer the potential for higher returns. Please see the Underlying Fund prospectuses for more information in general, as well as more information about any managed volatility strategy.
Underlying Funds Which Are Fund of Funds
The following portfolios available within the Brighthouse Funds Trust I and Brighthouse Funds Trust II are “fund of funds”:
Freedom 2020 Portfolio
Freedom 2025 Portfolio
Freedom 2030 Portfolio
Freedom 2040 Portfolio
Freedom 2050 Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
American Funds ® Balanced Allocation Portfolio
American Funds ® Growth Allocation Portfolio
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American Funds ® Moderate Allocation Portfolio
MetLife Multi-Index Targeted Risk Portfolio
Schroders Global Multi-Asset Portfolio
“Fund of funds” Underlying Funds invest substantially all of their assets in other underlying funds. Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds in which the fund of funds Underlying Fund invests. You may be able to realize lower aggregate expenses by investing directly in the underlying funds instead of investing in the fund of funds Underlying Funds, if such underlying funds are available under the Contract. However, only some of the underlying funds are available under the Contract.
Charges And Deductions

General
We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:
•	the ability for You to make withdrawals and surrenders under the Contracts;
•	the death benefit paid on the death of the Contract Owner or Annuitant;
•	the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);
•	administration of the Annuity options available under the Contracts; and
•	the distribution of various reports to Contract Owners.
Costs and expenses We incur include:
•	losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;
•	sales and marketing expenses including commission payments to Your sales agent; and
•	other costs of doing business.
Risks We assume include:
•	that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;
•	that the amount of the death benefit will be greater than the Contract Value; and
•	that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.
We may also deduct a charge for taxes.
Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.
We may reduce or eliminate the surrender charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the surrender charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the surrender charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.
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Surrender Charge
We do not deduct a surrender charge from Purchase Payments when they are made under the Contract. However, when withdrawn, We will charge a surrender charge on the amount withdrawn, as negotiated. Any surrender charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by You. The maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year.
The surrender charges can be changed if We anticipate We will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the surrender charges, We will take into account:
(a)	the expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan;
(b)	Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants;
(c)	the expected level of commission We may pay to the agent or TPA for distribution expenses; and
(d)	any other factors that We anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.
We may not assess a surrender charge if a withdrawal is made under one of the following circumstances:
•	retirement of Participant
•	severance from employment by Participant
•	loans (if available)
•	hardship (as defined by the Code) suffered by the Participant
•	death of Participant
•	disability (as defined by the Code) of Participant
•	return of Excess Plan Contributions
•	minimum required distributions, generally when Participant reaches age 72 (age 70 1⁄2 if You were born on or before June 30, 1949)
•	transfers to an Employee Stock Fund
•	certain Plan expenses, as mutually agreed upon
•	annuitization under this Contract or another contract issued by Us
•	if permitted in Your state, for 403(b) arrangements, 401(k) Plans, 401(a) Plans, Section 457 deferred compensation Plans and 403(a) arrangements, direct transfers to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates and We agree.
•	to avoid required federal income tax penalties (This waiver only applies to amounts required to be distributed under the Code from this Contract.)
For Section 401(a) Plans with less than 50 Participants at the time of sale, highly compensated employees, as defined by the Code, during the first 5 Contract Years may be subject to surrender charges for all distributions listed above except loans and return of Excess Plan Contributions.
For unallocated Contracts, We make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and Us.
Divorce. A withdrawal made pursuant to a divorce or separation instrument is subject to the same surrender charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Contract Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.
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Free Withdrawal Allowance
For Contracts in use with deferred compensation Plans, the tax deferred Annuity Plans and combined Qualified Plans/tax-deferred Annuity Plans, there is currently a 10% free withdrawal allowance (based upon Contract Value as of the previous Contract anniversary) available each year after the first Contract Year. The available withdrawal amount will be calculated as of the first Valuation Date of any given Contract Year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders.
Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1⁄2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.
Mortality and Expense Risk Charge
Each Business Day, We deduct a mortality and expense risk (“M&E”) charge from amounts We hold in the Funding Options. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 1.20% annually.
Underlying Fund Fees and Expenses
We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.
Variable Liquidity Benefit Charge
If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed during the Accumulation Period.
We will assess the charge as a percentage of the total benefit received as follows:
Contract Year	Surrender Charge
0-2	5%
3-4	4%
5-6	3%
7-8	2%
9+	0%
Please refer to “The Annuity Period” section for a description of this benefit.
Administrative Charge
We deduct this charge each Business Day from the variable Funding Options in order to compensate the Company for certain administrative and operating expenses. The charge equals a maximum of 0.10% annually of the daily net asset value of each Funding Option. This charge is assessed during the Accumulation and Annuity Periods.
As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, We consider certain factors including, but not limited to, the following:
(a)	The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically.
(b)	Determination of Our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract Values.
(c)	TPA and/or agent involvement.
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TPA Administrative Charges
We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to surrender charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.
The Company pays selected TPAs, some of which may be owned by or in which Your financial representative (where applicable) has a financial interest, a flat per Participant fee for various services in lieu of Our providing those services to Plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from Your Contract.
Premium Tax
Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. The chart in Appendix G shows the jurisdictions where Premium Taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.
Income Taxes
We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Changes in Taxes Based upon Premium or Value
If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.
Account Reduction Loan Fees
We make available account reduction loans. If Your Plan or group of which You are a Participant or member permits account reduction loans, and You take an account reduction loan, there is a $75 Account Reduction Loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each Subaccount and the Fixed Account in which You then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.
Transfers

Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of a Business Day will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-Business Day or after the close of a Business Day will be processed based on the value(s) next computed on the next Business Day.
Where permitted by state law, We reserve the right with 30 days advance written notice to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. We will provide advance written notice if this restriction is subsequently lifted.
Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract
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Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.
You may also transfer between the Funding Options and the Fixed Account; however, no transfers are allowed between the Fixed Account and any Competing Fund. Amounts previously transferred from the Fixed Account to the Underlying Funds may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months from the date of the transfer. Amounts previously transferred from a Competing Fund to an Underlying Fund, which is not a Competing Fund, may not be transferred to the Fixed Account for a period of at least 3 months from the date of the Purchase Payment. (Please refer to "Appendix F — Competing Funds".)
Restrictions on Transfers
Restrictions on Frequent Transfers. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund’s share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds. We monitor transfer activity in those Monitored Portfolios:
American Funds Global Growth Fund
BlackRock High Yield Portfolio
Brighthouse Small Cap Value Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Clarion Global Real Estate Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Delaware VIP® Small Cap Value Series
Harris Oakmark International Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
Janus Henderson Global Research Portfolio
JPMorgan Small Cap Value Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Small Cap Growth Portfolio
Templeton Developing Markets VIP Fund
Templeton Foreign VIP Fund
Western Asset Core Plus VIT Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more “round-trips” of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next ten calendar days, or a transfer out followed by a transfer in within the next ten calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in Our sole discretion.
As a condition to making their portfolios available in Our products, American Funds® requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current frequent transfer policies and procedures. Further,
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American Funds® requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds® monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy. A process has been implemented to enforce the American Funds restrictions. There is no guarantee that this process will detect all Contract holders whose transfer activity in the American Funds portfolios violates the monitoring policy.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will issue a warning letter for the first occurrence. If We detect a second occurrence, We will exercise Our contractual right to restrict Your number of transfers to one every six months.
Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.
The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares, and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.
In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are “omnibus” orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plan Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.
In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.
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Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We will issue a warning letter for the first occurrence. If We detect a second occurrence, We will exercise Our contractual right to restrict Your number of transfers to one every six months.
Dollar Cost Averaging
Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the Accumulation Period of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.
You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.
You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account value in less than twelve months from Your enrollment in the DCA Program.
In addition to the DCA Program, We may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at Our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the Funding Options under either a 6-Month, 12-Month or 24-Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in the applicable time period. For example, under the 12-Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest in this DCA Program on a level basis to the selected Funding Options in 12 months.
The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be credited with the non-program interest rate then in effect for the Fixed Account.
You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If You stop the Special DCA Program and elect to remain in the Fixed Account, We will credit Your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.
You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.
All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between Funding Options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.
We may terminate Your participation in the DCA Program, depending on Your administrative platform, upon notification of Your death. We reserve the right to terminate the availability of any dollar cost averaging program at any time.
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Access to Your Money

Before Your Maturity Date, We will pay all or any portion of Your Cash Surrender Value to the Contract Owner or to You, as provided in the Plan. You may submit a written withdrawal request, which must be received at Our Home Office on or before the Maturity Date, that indicates that the withdrawal should be processed as of the Maturity Date, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation Unit value calculated as of the Maturity Date. A Contract Owner’s account may be surrendered for cash without the consent of any Participant, as provided in the Plan.
We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.
We may withhold payment of Cash Surrender Value or a Participant’s loan proceeds if any portion of those proceeds would be derived from a Contract Owner’s check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner’s check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.
For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).
If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1⁄2; (b) no longer employed; (c) deceased; (d) disabled; or (e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.
Systematic Withdrawals
Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals You must have a Contract Value of at least $5,000 and You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.
We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).
Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1⁄2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.
Account Reduction Loans
We administer loan programs made available through Plans or group arrangements on an account reduction basis for certain Contracts. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to Your Plan or group arrangement on a pro-rata basis from the source(s) of money the Plan or group arrangement permits to be borrowed (e.g., money contributed to the Plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Subaccount and the Fixed Account in which You then have a balance consisting of these sources of money. Loan repayments will be allocated on a pro-rata basis into the Funding Options and the Fixed Account in which You then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and
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permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.
Ownership Provisions

Types of Ownership
Contract Owner
If a group “allocated” Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract. Where We refer to “You,” We are referring to the Contract Owner, or to the group Participant, as applicable. There can only be one Contract Owner.
You receive all payments while the Annuitant is alive unless You direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.
Beneficiary
You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any remaining contractual benefits upon the death of the Annuitant or Contract Owner. If more than one Beneficiary survives the Annuitant, they will share equally in benefits unless We receive other instructions by Written Request before the death of the Annuitant or Contract Owner.
Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.
Abandoned Property Requirements
Every state has unclaimed property laws which generally declare non-ERISA Annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s Maturity Date (the latest day on which Annuity Payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or You last resided, as shown on Our books and records, or to Our state of domicile. (Escheatment is the formal legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if Your Beneficiary steps forward to claim it with the proper documentation. To prevent Your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update Your Beneficiary designations, including addresses, if and as they change. Please call 1-800-842-9406 to make such changes.
Annuitant
The Annuitant is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.
Death Benefit

Before the Maturity Date generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. The death benefit is calculated at the close of the Business Day on the Death Report Date.
We will pay this benefit upon receiving Due Proof of Death along with a Written Request noting the Contract Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, We will require copies of records and any other reasonable proof We find necessary to verify the Contract Value and total Purchase Payments attributable to the Participant under the unallocated Contract.
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Death Benefit Proceeds Prior to the Maturity Date
Allocated Contract. If the Participant dies before the Maturity Date and before reaching age 75, the death benefit payable will be the greater of:
(a)	the Contract Value of the Participant’s Individual Account; or
(b)	the total Purchase Payments under that Participant’s Individual Account, less, for each option, any applicable Premium Tax, minus outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death (including any applicable withdrawn charge).
If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value of the Participant’s Individual Account, less any applicable Premium Tax or outstanding loan amounts as of the date We receive Due Proof of Death.
Unallocated Contract. (This death benefit is available only with Our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant’s attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:
(a)	the Contract Value attributable to the Participant under the Contract; or
(b)	the total Purchase Payments attributable to the Participant under the Contract, less any applicable Premium Tax, minus any outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death.
If the Participant dies on or after attainment of age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant under the Contract, less any applicable Premium Tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date We receive Due Proof of Death.
Payment of Proceeds
We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in Your Contract. Also, see “Federal Tax Considerations,” later, for information about federal tax law distribution requirements that apply upon your death. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available and that comply with applicable tax rules.
If We are notified of Your death before any requested transaction is completed (which may include, depending on your administrative platform, transactions under the DCA Program, automatic rebalancing program and systematic withdrawals), We may cancel the request. As described above, the death benefit is determined on the Death Report Date.
Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Mandatory Payout Rules Apply*
Owner/Annuitant	The Beneficiary (ies), or if none, to the Contract Owner’s estate.	Yes
Beneficiary	No death proceeds are payable; Contract continues.	N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.	N/A
*	Certain payout rules of the Code are triggered upon the death of any Contract Owner. The rules for Non-Qualified Contracts and Qualified Contracts are similar, but differ in certain material respects. See “Federal Tax Considerations” for more information on the Code distribution requirements that apply to your type of Contract.
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Death Proceeds after the Maturity Date
If any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity or income option then in effect, subject to the requirements of tax law. In the case of a Qualified Contract, those requirements may mean that any remaining payments after your death must be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law. We will pay the death benefit to the Contract Owner, or the Beneficiary, as provided in the Plan.
The Annuity Period

Maturity Date
Under the Contract, You can receive regular income payments (“Annuity Payments”). You can choose the month and the year in which those payments begin (“Maturity Date”). You can also choose, subject to the requirements of tax law, among income plans (Annuity options). While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the Beneficiary before that date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Annuitant and another person that the Code permits, and thereafter during the lifetime of the survivor; or (d) for a fixed period or fixed amount. We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.
You may choose to annuitize at any time after You purchase the Contract. Certain Annuity options taken at the Maturity Date may be used to meet the required minimum distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner and, in the case of Qualified Contracts, generally upon either the later of the Contract Owner’s attainment of age 72 (age 70 1⁄2, if You were born on or before June 30, 1949) or the year You retire from the employer whose Plan is associated with Your Qualified Contract. You should seek independent tax advice regarding the election of minimum required distributions.
If the Contract is issued in New York, on or after April 30, 2007 and prior to January 1, 2014, and if no Maturity Date is specified, the automatic Maturity Date for each Certificate will be the greater of when the Annuitant reaches age 90 or ten years after the Certificate Date. Additionally, to the extent permitted by law, at least 30 days before the original Maturity Date, You may change the Maturity Date by Written Request up to any time prior to the Annuitant’s 90th birthday, or ten years after the Certificate Date, or if We agree, to a later date not to exceed the Annuitant’s 95th birthday, subject to laws and regulations then in effect and Our approval. Individuals taking required minimum distributions are allowed to go beyond the maximum Maturity Date.
Please be aware that once Your Contract is annuitized, You are ineligible to receive the death benefit.
Allocation of Annuity
You may elect to receive Your Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply Your Contract Value to provide an Annuity funded by the same Funding Options as You have selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See “Transfers.”)
Variable Annuity
You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.
Determination of First Annuity Payment. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.
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The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this Your Net Investment Rate. Your Net Investment Rate of 3.0% corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0%, then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0%, then the dollar amount of Your Variable Annuity Payments will increase.
Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.
Fixed Annuity
You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under “Variable Annuity,”) except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.
Election of Options
Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.
Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:
(a)	the Participant’s name, address, date of birth, social security number;
(b)	the amount to be distributed;
(c)	the Annuity option which is to be purchased;
(d)	the date the Annuity option payments are to begin;
(e)	if the form of the Annuity provides a death benefit in the event of the Participant’s death, the name, relationship and address of the Beneficiary as designated by You; and
(f)	any other data that We may require.
The Beneficiary, as specified in item (e) above, may be changed by You or the Annuitant as long as We are notified by Written Request while the Annuitant is alive and before payments have begun. If the Beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the Beneficiary. After We receive the Written Request and the written consent of the Beneficiary (if required), the new Beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment We made before the Written Request.
Retired Life Certificate
We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.
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Allocation of Contract Value During the Annuity Period
At the time an Annuity option is elected, You also may elect to have the Participant’s Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the Participant, if You so authorize, may elect to transfer Contract Values from one Funding Option to another, as described in “Transfers” in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.
Annuity Options
Where required by state law or under a qualified retirement Plan, the Annuitant’s sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the Net Investment Rate and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of your joint Annuitant, the choice of percentage reduction in payments after Your death, and/or the duration of any guarantee period may be limited.
Your income payment amount will depend upon Your choices. For lifetime options, the age of the Annuitant will also be considered. For example, Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 4 or Option 5, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger. Generally, if more than one frequency is permitted under Your Contract, choosing less frequent payments will result in each Annuity payment being larger.
If Your Contract is a Qualified Contract, You must take distributions during Your life in accordance with the minimum required distribution rules set forth in applicable tax law. (See “Federal Tax Considerations.”) Under certain circumstances, You may satisfy those requirements by electing an Annuity option. Upon Your death, if Annuity Payments have already begun under a Qualified Contract, any remaining payments under the Contract also must be made in accordance with applicable tax law. In some cases, those tax laws may require that any remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law. If Your Contract is a Non-Qualified Contract, the tax rules that apply upon Your death are similar, but differ in some material respects, from the tax rules for Qualified Contracts. For example, if You die after Annuity Payments have already begun under a Non-Qualified Contract, any remaining payments can continue to be paid, provided that they are paid at least as rapidly as under the method of distribution in effect at the time of Your death.
Option 1 — Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.
Option 2 — Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.
Option 3 — Life Annuity — Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:
(a)	is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and
(b)	is
(1) the number of Annuity Units represented by each payment; times
(2) the number of payments made;
and for a Fixed Annuity:
(a)	is the Contract Value applied on the Maturity Date under this option; and
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(b)	is the dollar amount of Annuity Payments already paid.
Option 4 — Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.
Option 5 — Joint and Last Survivor Annuity — Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.
On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.
Option 6 — Payments for a Fixed Period of 120, 180, or 240 Months without Life Contingency. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than 120, 180, or 240 months, as elected, We will continue to make payments to the designated Beneficiary during the remainder of the period. Please note that Option 6 may not satisfy the required minimum distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.
Option 7 — Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.
Variable Liquidity Benefit
This benefit is only offered with the Variable Annuity option “Payments for a Fixed Period of 120, 180 or 240 Months without Life Contingency.”
At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.
Miscellaneous Contract Provisions

Right to Return
For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax deferred Annuity Plans, You may return the Contract for a full refund of the Contract Value plus any Contract charges and Premium Taxes You paid (but not any fees and charges the Underlying Fund assessed) within ten days after You receive it (the “right to return period”). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk of investing in the Funding Options during the right to return period; therefore, if Your state only requires return of Contract Value, the Contract Value returned may be greater or less than Your Purchase Payment.
Termination of Allocated Contracts
For purposes of the following discussion, “You” and “Your” refer to the group Contract Owner.
Under the allocated Contracts, if the Contract Value in a Participant’s Individual Account is less than the termination amount as stated in Your Contract, We reserve the right to terminate that account and move the Contract Value of that Participant’s Individual Account to Your Account.
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Any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to Your Account at Your direction.
We will not terminate any Contract that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, We reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if You are the Participant and the Plan determines to terminate the Contract at a time when You (the Participant) have a guaranteed amount under any death benefit that is greater than the Contract Value You (the Participant) forfeit any guaranteed amount You (the Participant) have accrued under the death benefit upon termination of the Contract.
If Your Contract was issued in a state other than New York or was issued in New York State prior to April 30, 2007:
You may discontinue this Contract by Written Request at any time for any reason.
We reserve the right to discontinue this Contract if:
(a)	the Contract Value of the Contract is less than the termination amount; or
(b)	We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or
(c)	We receive notice that is satisfactory to Us of Plan Termination.
If We discontinue this Contract or We receive the Contract Owner’s Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:
(a)	accept no further payments for this Contract; and
(b)	pay You the Cash Surrender Value of the Funding Options within 7 days of the date of Our written notice to You or distribute the Cash Surrender Value of each Participant’s Individual Account as described in the settlement provisions section at Your direction; and
(c)	pay You an amount as described in the Fixed Account prospectus.
If the Contract is discontinued, We will distribute the Cash Surrender Value to You no later than 7 days following Our mailing the written notice of discontinuance to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance.
If Your Contract was issued in New York State on or after April 30, 2007 and prior to January 1, 2014:
If the Contract is discontinued because of Plan Termination and the Plan certifies to Us that the Plan Termination is the result of the dissolution or liquidation of the employer under US Code Title 11 procedures, the Cash Surrender Value may be distributed directly to the employees entitled to share in such distributions in accordance with the Plan relating to Plan Termination. Distribution may be in the form of cash payments, Annuity options, or deferred annuities. For all 403(b) non- ERISA Plans You must provide notice to and receive consent from all Contract Owners under this Contract for this distribution.
If the Plan is terminated or the Contract is discontinued by You for any other reason, then upon discontinuance of the Contract then the following rules apply.
On the date We receive Your Written Request to discontinue the Contract, or We receive notice that is satisfactory to Us of Plan Termination, We will:
(a)	accept no further payments for this Contract or Certificate; and
(b)	pay You, or the Participant, if so authorized, the Cash Surrender Value of the Underlying Funds of the Contract and Certificates; and
(c)	pay You, or the Participant, if so authorized, any Fixed Account values of the Contract and Certificate, as described in the Fixed Account Rider, if applicable.
We reserve the right to discontinue this Contract if:
(a)	the Contract Value of the Contract is less than the termination amount; or
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(b)	We determine that the Plan or administration of the Plan is not in conformity with applicable law.
Within 31 days after We notify You in writing of Our intent to discontinue the Contract, We will:
(a)	accept no further payments for this Contract or Certificates; and
(b)	pay You, or the Participant, if so authorized, the Contract Value of the Contract and Certificates; and
(c)	pay You, or the Participant, if so authorized, any Fixed Account Contract Value of the Contract and Certificates, if applicable.
For allocated Contracts, We will pay the Contract Value to the Participant or the Contract Owner if We terminate the Certificate and/or the Contract if the Contract Value is below the termination amount.
If this Contract is discontinued, We will distribute the values as applicable under the terms described above to You, or the Participants if so authorized, at the most current address available on Our records. Discontinuance of this Contract will not affect payments We are making under any Annuity options which began before the date of discontinuance.
Contract Exchanges
(a)	You may transfer all or any part of Your Account’s Cash Surrender Value from any Funding Option to any contract not issued by Us. Such transfers may be subject to a surrender charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the Individual Account’s Cash Surrender Value from one Funding Option to any contract not issued by Us.
(b)	Under specific conditions, We may allow You to transfer to this Contract funds held by You in another group Annuity contract issued by Us or to transfer amounts from this Contract to another contract issued by Us without applying a surrender charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new surrender charge may apply, as described in the new Contract.
(c)	Under specific conditions, when authorized by state insurance law, We may credit a Plan up to 4% of the amount transferred to Us from another group Annuity not issued by Us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.
Suspension of Payments
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any Business Day (1) when the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.
Misstatement
We may require proof of age of the Contract Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Contract Owner’s, Beneficiary’s or Annuitant’s life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.
Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.
Funding Options
The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.
Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Underlying Funds simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Underlying Funds do not currently foresee any such
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disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Underlying Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.
Cybersecurity and Certain Business Continuity Risks
Our Variable Annuity contract business is largely conducted through digital communications and data storage networks and systems operated by Us and Our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our Variable Annuity contracts). For example, many routine operations, such as processing Contract Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect Our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on the Company and the Separate Account, as well as individual Contract Owners and their Contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises (such as COVID-19), may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with Our processing of Contract transactions, including the processing of transfer orders from Our website or with the Underlying Funds; impact Our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Cybersecurity breaches may also impact the issuers of securities in which the Funding Options invest, and it is possible the funds underlying Your Contract could lose value. There can be no assurance that We or Our service providers or the Funding Options will avoid losses affecting Your Contract due to cyber-attacks or information security breaches in the future. Although We continually make efforts to identify and reduce Our exposure to cybersecurity risk, there is no guarantee that We will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Funding Options invest.
The Separate Account

The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with the SEC as a unit investment trust under the 1940 Act. Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account Eleven for Variable Annuities. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account QP for Variable Annuities (“Separate Account QP”). On December 8, 2008 Separate Account QP, along with certain other separate accounts were combined with and into Separate Account Eleven.
We hold the assets of the Separate Account for the exclusive benefit of those who hold interests in the Separate Account, according to the laws of Delaware. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.
All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.
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We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We will notify you of any such changes and We guarantee that the modification will not affect Your Contract Value.
Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company’s general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company’s general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by Our parent company, Brighthouse Financial, Inc., or by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.
Performance Information
In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.
Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create “hypothetical historical performance” of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.
In a low interest rate environment, yields for fixed income Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund’s yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a fixed income Subaccount or participate in an asset allocation program where Contract Value is allocated to a fixed income Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.
Federal Tax Considerations

Introduction
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or ERISA.
We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.
For Federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
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Qualified Annuity Contracts
Introduction
The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans” or “qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (“TSA”), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” or 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
A Contract may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult Your tax adviser about Your particular situation.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce Your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
An IRA Contract will accept as a single purchase payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If You meet certain requirements, Your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.
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With respect to IRA Contracts, we will withhold a portion of the taxable amount of Your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.
Withdrawals Prior to Age 59 1⁄2
A taxable withdrawal from a qualified Contract which is subject to income tax may also be subject to a 10% Federal income tax penalty for “early” distribution if taken prior to age 59 1⁄2, unless an exception described below applies.
Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:
(a)	on account of Your death or disability,
(b)	as part of a series of substantially equal periodic payments payable for Your life (or life expectancy) or joint lives (or joint life expectancies) of You and Your designated beneficiary and You are separated from employment,
(c)	on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs),
(d)	pursuant to a qualified domestic relations order (“QDRO”). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs),
(e)	to pay IRS levies (and made after December 31, 1999),
(f)	to pay deductible medical expenses, or
(g)	in the case of IRAs only, to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000.
Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.
If You receive systematic payments that You intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to Your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.
The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
Rollovers and Transfers
Your Contract is non-forfeitable (i.e., not subject to the claims of Your creditors) and non-transferable (i.e., You may not transfer it to someone else).
Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.
Under certain circumstances, You may be able to transfer amounts distributed from Your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.
Federal income tax law allows You to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs You own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with Your tax adviser before making an IRA rollover.
Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)	minimum distribution requirements,
(b)	financial hardship, or
(c)	for a period of ten or more years or for life.
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20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an “eligible rollover distribution” for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another IRA or other qualified plan. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the withholding percentage.
Death Benefits
The death benefit in a qualified Contract is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Required Minimum Distribution (“RMD”) amounts are required to be distributed from a qualified annuity Contract (including a Roth IRA) following Your death.
Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to Your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after his or her death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option over life, or a period not exceeding life expectancy.
Generally, distributions under this exception must start by the end of the year following Your death. However, if Your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year You would have attained age 72 (age 70 1⁄2, if You were born on or before June 30, 1949) if Your Contract permits.
If You die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the Contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
If Your surviving spouse is the sole designated beneficiary of Your Traditional or Roth IRA, then Your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death. The beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if Your Beneficiary is not a natural person, such as Your estate.
Your spouse may be able to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If Your beneficiary is not Your spouse and Your plan and Contract permit, Your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the Contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.
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Required Minimum Distributions
Generally, You must begin receiving RMD amounts from Your qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “Required Beginning Date” is April 1 following the later of:
(a)	the calendar year in which You reach age 72 (age 70 1⁄2, if You were born on or before June 30, 1949), or
(b)	the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of Your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which You must begin receiving withdrawals is the year in which You attain age 72 (age 70 1⁄2, if You were born on or before June 30, 1949), even if You have not retired, taking Your first distribution no later than April 1 of the year after You reach age 72 (age 70 1⁄2, if You were born on or before June 30, 1949).
For all subsequent years, including the first year in which You took Your RMD by April 1, You must take the required minimum distribution for the year by December 31st. This will require You to take two distributions in the same calendar year if You wait to take Your first distribution until April 1 of the year after attaining age 72 (age 70 1⁄2, if You were born on or before June 30, 1949).
A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of Your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the your 403(b) plan contracts.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult Your own tax adviser as to how these rules affect Your own distribution under this rule.
If You intend to receive Your minimum distributions in the form of Annuity Payments that are payable over the joint lives of You and a beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after Your death, any remaining payments be made over a shorter period or be reduced after Your death to satisfy the RMD rules and avoid the 50% excise tax. Other complex rules also apply to RMDs taken in the form of annuity payments. You should consult Your own tax adviser as to how these rules affect Your own Contract.
Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions do apply to beneficiaries of Roth IRAs.
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Additional Information Regarding TSA (ERISA and non-ERISA) 403(b)
Special Rules Regarding Exchanges
In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant’s or a beneficiary’s accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.
Withdrawals
If You are under age 59 1⁄2, You generally cannot withdraw money from your TSA Contract unless the withdrawal:
1.	Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;
2.	Is exchanged to another permissible investment under your 403(b) plan;
3.	Relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;
4.	Occurs after You die, leave your job or become disabled (as defined by the Code);
5.	Is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;
6.	Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
7.	Relates to rollover or after-tax contributions; or
8.	Is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant’s severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.
Distinction for Puerto Rico Code
An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the
Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”). To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
Contributions
The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions
Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee’s gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee’s gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant’s tax basis in his
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retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%. A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:
(1)	the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2)	10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
In the case of distributions from a qualified plan in the form of annuity or installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year.
Upon the occurrence of a “Declared Disaster,” like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if You are a resident of Puerto Rico.
Rollover
Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations
In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in
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ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
Other Information

The Insurance Company
Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company’s executive offices are located at 11225 North Community House Road, Charlotte, North Carolina 28277.
Financial Statements
The financial statements for the Company and for the Separate Account are located in the Statement of Additional Information.
Distribution of the Contracts
Distribution and Principal Underwriting Agreement. The Company has appointed Brighthouse Securities, LLC (“Brighthouse Securities”) to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Brighthouse Securities, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other Variable Annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses Brighthouse Securities for expenses Brighthouse Securities incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). The Company also pays amounts to Brighthouse Securities that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Brighthouse Securities’ management team and other expenses of distributing the Contracts. Brighthouse Securities management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Brighthouse Securities. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Brighthouse Securities does not retain any fees under the Contracts; however, Brighthouse Securities may receive 12b-1 fees from the Underlying Funds.
Brighthouse Securities’ principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 as amended (the “Exchange Act”), as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”). FINRA provides background information about broker-dealers and their financial representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
The Contracts are sold through unaffiliated broker-dealers, registered with the SEC as broker-dealers under the Exchange Act and members of FINRA. The Contracts may also be sold through the mail, the Internet or by telephone. The Company no longer actively offers the Contracts to new purchasers, but it continues to accept Participants from existing Contracts and Purchase Payments from existing Contract Owners and Plan Participants. There is no front-end
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sales load deducted from Purchase Payments to pay sales commissions. Distribution costs are recovered through the Separate Account charge. Brighthouse Securities pays compensation based upon a ‘gross dealer concession’ model. With respect to the Contracts, the maximum gross dealer concession is 5% of each purchase payment. The gross dealer concession applies each year the Contract is in force and, starting in the second Contract Year, is a maximum of 1.00% of the Contract Value each year that the Contract is in force for servicing the Contract. Gross dealer concession may also be credited when the Contract is annuitized. The amount of gross dealer concession credited upon annuitization depends on several factors, including the number of years the Contract has been in force.
We may make payments to Brighthouse Securities that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Brighthouse Securities’ management team, advertising expenses, and other expenses of distributing the Contracts. Brighthouse Securities’ management team and financial representatives also may be eligible for non-cash compensation items that we may provide jointly with Brighthouse Securities. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Broker-dealers pay their financial representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its financial representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of these selling firms may also receive non-cash compensation pursuant to their firm’s guidelines, directly from us or the Distributor.
Brighthouse Securities may have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. Currently, the investment advisory firms include Morgan Stanley Investment Management, Inc. Financial representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.
We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or financial representatives of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates. Ask Your financial representative (where applicable) for further information about what he or she and the broker-dealer for which he or she works may receive in connection with Your purchase of a Contract.
From time to time, the Company pays organizations, associations and non-profit organizations fees to sponsor the Company’s Variable Annuity contracts. We may also obtain access to an organization’s members to market our Variable Annuity contracts. These organizations are compensated for their sponsorship of our Variable Annuity contracts in various ways. Primarily, they receive a flat fee from the Company. We also compensate these organizations by funding of their programs, scholarships, events or awards, such as a principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, we hire organizations including, for example, MetLife Services and Solutions, LLC or Metropolitan Life Insurance Company, with whom We were previously affiliated, to perform administrative and enrollment services for us for which they are paid a fee based upon a percentage of the Contract Values their members hold in the Contracts. We also may retain finders and consultants to introduce the Company to potential clients and for establishing and maintaining relationships between the Company and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.
Conformity with State and Federal Laws
The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.
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Voting Rights
The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.
In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding Subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.
The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.
Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the Subaccounts corresponding to his or her interest.
Contract Modification
We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.
Postponement of Payment (the “Emergency Procedure”)
Payment of any benefit or determination of values may be postponed whenever: (1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the SEC so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supersede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.
Restrictions on Financial Transactions
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.
Legal Proceedings
In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or the Company’s ability to meet its obligations under the Contracts.
50

Appendix A

Condensed Financial Information
for Brighthouse Separate Account Eleven for Variable Annuities
(formerly MetLife of CT Separate Account Eleven for Variable Annuities and formerly MetLife of CT Separate Account QP for Variable Annuities)
Accumulation Unit Values (in dollars)
The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the minimum Separate Account Charge available under the contract. The second table provides the AUV information for the maximum Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.
Gold Track Select BLIC — Separate Account Charges 0.30%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (5/04)	2019	3.177	4.285	1,241,063
	2018	3.503	3.177	1,378,748
	2017	2.673	3.503	1,503,718
	2016	2.664	2.673	1,695,324
	2015	2.499	2.664	1,907,992
	2014	2.450	2.499	2,060,923
	2013	1.902	2.450	2,728,006
	2012	1.557	1.902	2,886,059
	2011	1.714	1.557	2,852,663
	2010	1.538	1.714	2,724,456
American Funds Growth Subaccount (Class 2) (5/04)	2019	3.464	4.517	2,316,479
	2018	3.483	3.464	2,509,935
	2017	2.723	3.483	2,671,470
	2016	2.495	2.723	2,971,800
	2015	2.342	2.495	3,272,864
	2014	2.165	2.342	3,635,427
	2013	1.669	2.165	4,987,086
	2012	1.420	1.669	5,517,061
	2011	1.488	1.420	5,463,701
	2010	1.257	1.488	5,331,596
American Funds Growth-Income Subaccount (Class 2) (5/04)	2019	2.834	3.564	1,103,428
	2018	2.894	2.834	1,252,140
	2017	2.372	2.894	1,360,635
	2016	2.133	2.372	1,470,395
	2015	2.109	2.133	1,572,161
	2014	1.912	2.109	1,807,344
	2013	1.437	1.912	2,740,611
	2012	1.226	1.437	3,057,629
	2011	1.253	1.226	2,985,433
	2010	1.128	1.253	2,838,157
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2019	2.401	2.757	344,451
	2018	2.469	2.401	357,765
	2017	2.289	2.469	463,096
	2016	2.007	2.289	513,204
	2015	2.089	2.007	621,314
	2014	2.024	2.089	668,993
	2013	1.847	2.024	1,048,440
	2012	1.585	1.847	989,105
	2011	1.549	1.585	937,244
	2010	1.337	1.549	816,308

Gold Track Select BLIC — Separate Account Charges 0.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.759	2.236	259,613
	2018	1.962	1.759	254,878
	2017	1.601	1.962	250,597
	2016	1.473	1.601	253,415
	2015	1.508	1.473	250,448
	2014	1.439	1.508	245,280
	2013	1.115	1.439	266,036
	2012	0.958	1.115	289,737
	2011	1.110	0.958	236,788
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)	2019	2.311	2.967	600,958
	2018	2.734	2.311	664,530
	2017	2.455	2.734	709,362
	2016	1.876	2.455	740,240
	2015	1.989	1.876	781,348
	2014	1.962	1.989	868,301
	2013	1.486	1.962	1,165,398
	2012	1.263	1.486	1,195,054
	2011	1.392	1.263	1,157,623
	2010	1.164	1.392	1,155,178
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2019	2.289	2.760	94,815
	2018	2.667	2.289	111,721
	2017	2.080	2.667	144,540
	2016	1.865	2.080	133,159
	2015	2.167	1.865	149,909
	2014	2.318	2.167	165,848
	2013	2.442	2.318	289,652
	2012	2.057	2.442	277,305
	2011	2.529	2.057	271,432
	2010	2.046	2.529	253,541
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	2.863	3.763	14,178
	2018	3.064	2.863	16,910
	2017	2.521	3.064	16,642
	2016	2.334	2.521	16,601
	2015	2.242	2.334	25,790
	2014	1.979	2.242	56,796
	2013	1.479	1.979	148,940
	2012	1.307	1.479	158,148
	2011	1.308	1.307	168,600
	2010	1.166	1.308	155,092
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.332	1.661	949,902
	2018	1.458	1.332	1,061,748
	2017	1.318	1.458	1,134,876
	2016	1.307	1.318	1,200,749
	2015	1.327	1.307	1,359,246
	2014	1.171	1.327	1,479,909
	2013	1.132	1.171	2,122,127
	2012	0.899	1.132	2,100,849
	2011	0.952	0.899	1,869,503
	2010	0.821	0.952	1,601,331
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	2.484	2.598	—
	2013	1.930	2.484	2,174,436
	2012	1.576	1.930	2,243,365
	2011	1.705	1.576	2,207,792
	2010	1.560	1.705	2,320,705
BHFTI FOF - American Funds® Balanced Allocation Subaccount (Class C) (4/08)	2019	1.664	1.982	772,358
	2018	1.744	1.664	790,144
	2017	1.497	1.744	714,393
	2016	1.392	1.497	714,937
	2015	1.407	1.392	729,335
	2014	1.330	1.407	867,669
	2013	1.126	1.330	1,035,021
	2012	0.995	1.126	1,046,401
	2011	1.019	0.995	887,624
	2010	0.911	1.019	432,757

Gold Track Select BLIC — Separate Account Charges 0.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI FOF - American Funds® Growth Allocation Subaccount (Class C) (4/08)	2019	1.724	2.125	615,485
	2018	1.835	1.724	643,891
	2017	1.517	1.835	644,610
	2016	1.396	1.517	648,202
	2015	1.411	1.396	658,511
	2014	1.330	1.411	825,614
	2013	1.066	1.330	982,225
	2012	0.921	1.066	850,421
	2011	0.969	0.921	590,386
	2010	0.857	0.969	374,616
BHFTI FOF - American Funds® Moderate Allocation Subaccount (Class C) (4/08)	2019	1.581	1.831	196,124
	2018	1.642	1.581	196,134
	2017	1.458	1.642	220,153
	2016	1.366	1.458	250,608
	2015	1.380	1.366	247,982
	2014	1.305	1.380	269,650
	2013	1.153	1.305	439,017
	2012	1.043	1.153	321,756
	2011	1.045	1.043	271,370
	2010	0.953	1.045	249,221
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2019	2.369	2.948	220,703
	2018	3.115	2.369	242,304
	2017	2.389	3.115	313,503
	2016	2.210	2.389	283,745
	2015	2.317	2.210	306,037
	2014	2.459	2.317	286,210
	2013	1.886	2.459	468,126
	2012	1.461	1.886	509,237
	2011	1.704	1.461	407,091
	2010	1.465	1.704	354,738
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	2.345	2.921	37,184
	2018	2.678	2.345	41,254
	2017	2.276	2.678	34,627
	2016	1.946	2.276	32,822
	2015	2.076	1.946	71,233
	2014	1.904	2.076	81,321
	2013	1.411	1.904	102,458
	2012	1.194	1.411	140,936
	2011	1.215	1.194	129,032
	2010	1.061	1.215	115,519
BHFTI Invesco Global Equity Subaccount (Class A) (4/06)	2019	1.928	2.536	—
	2018	2.222	1.928	—
	2017	1.625	2.222	—
	2016	1.622	1.625	—
	2015	1.562	1.622	—
	2014	1.530	1.562	—
	2013	1.204	1.530	—
	2012	0.994	1.204	—
	2011	1.086	0.994	—
	2010	0.938	1.086	—
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.866	2.448	333,421
	2018	2.155	1.866	289,416
	2017	1.581	2.155	287,228
	2016	1.582	1.581	356,874
	2015	1.527	1.582	406,576
	2014	1.499	1.527	472,943
	2013	1.183	1.499	722,050
	2012	0.979	1.183	934,800
	2011	1.072	0.979	987,500
	2010	0.928	1.072	898,878
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)	2019	3.016	3.747	62,738
	2018	3.316	3.016	62,203
	2017	2.648	3.316	71,358
	2016	2.377	2.648	70,895
	2015	2.418	2.377	70,479
	2014	2.242	2.418	59,807
	2013	1.600	2.242	93,734
	2012	1.354	1.600	58,010
	2011	1.370	1.354	72,744
	2010	1.087	1.370	76,120

Gold Track Select BLIC — Separate Account Charges 0.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)	2019	1.931	2.301	27,407
	2018	2.245	1.931	78,369
	2017	2.173	2.245	80,412
	2016	1.666	2.173	91,057
	2015	1.802	1.666	105,776
	2014	1.727	1.802	107,775
	2013	1.300	1.727	190,047
	2012	1.127	1.300	175,244
	2011	1.258	1.127	185,457
	2010	1.055	1.258	158,561
BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)	2011	0.707	0.754	—
	2010	0.661	0.707	2,935
BHFTI Loomis Sayles Global Allocation Subaccount (Class A) (4/07)	2019	3.302	4.210	—
	2018	3.494	3.302	—
	2017	2.842	3.494	—
	2016	2.714	2.842	—
	2015	2.682	2.714	—
	2014	2.593	2.682	—
	2013	2.216	2.593	—
	2012	1.896	2.216	—
	2011	1.926	1.896	—
	2010	1.578	1.926	—
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	3.183	3.930	804,120
	2018	3.426	3.183	922,832
	2017	2.895	3.426	1,003,401
	2016	2.820	2.895	1,202,285
	2015	2.940	2.820	1,338,653
	2014	2.590	2.940	1,649,528
BHFTI Loomis Sayles Growth Subaccount (Class B) (4/08)	2019	1.898	2.339	40,743
	2018	2.048	1.898	66,390
	2017	1.735	2.048	64,767
	2016	1.694	1.735	63,394
	2015	1.770	1.694	66,574
	2014	1.492	1.770	88,710
	2013	1.027	1.492	61,338
	2012	0.868	1.027	82,620
	2011	0.843	0.868	69,509
	2010	0.683	0.843	22,655
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	2.061	2.132	—
	2015	2.107	2.061	467,586
	2014	2.010	2.107	522,316
	2013	1.864	2.010	695,435
	2012	1.652	1.864	924,400
	2011	1.580	1.652	922,399
	2010	1.400	1.580	993,773
BHFTI MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)	2019	13.608	16.513	5
	2018	14.706	13.608	—
	2017	12.766	14.706	—
	2016	12.269	12.766	—
	2015	12.457	12.269	—
	2014	11.435	12.457	—
	2013	10.855	11.435	—
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.929	2.468	354,687
	2018	2.250	1.929	400,772
	2017	1.761	2.250	419,502
	2016	1.782	1.761	464,896
	2015	1.819	1.782	562,667
	2014	1.961	1.819	678,710
	2013	1.649	1.961	992,176
	2012	1.418	1.649	976,888
	2011	1.592	1.418	917,161
	2010	1.434	1.592	912,832
BHFTI MLA Mid Cap Subaccount (Class A) (4/07)	2013	1.472	1.602	—
	2012	1.398	1.472	1,402,897
	2011	1.478	1.398	1,436,321
	2010	1.203	1.478	1,409,057

Gold Track Select BLIC — Separate Account Charges 0.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Morgan Stanley Discovery Subaccount (Class B) (4/08)	2019	3.017	4.215	2,581
	2018	2.747	3.017	68,264
	2017	1.969	2.747	39,138
	2016	2.158	1.969	1,909
	2015	2.279	2.158	6,109
	2014	2.263	2.279	11,243
	2013	1.632	2.263	33,699
	2012	1.498	1.632	14,437
	2011	1.614	1.498	24,180
	2010	1.226	1.614	37,191
BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)	2012	0.948	1.070	—
	2011	0.960	0.948	38,490
	2010	0.878	0.960	63,820
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2019	1.514	1.638	605,809
	2018	1.552	1.514	710,281
	2017	1.500	1.552	682,574
	2016	1.430	1.500	791,635
	2015	1.478	1.430	977,479
	2014	1.436	1.478	1,109,496
	2013	1.583	1.436	1,745,017
	2012	1.452	1.583	2,219,301
	2011	1.306	1.452	2,120,426
	2010	1.213	1.306	1,757,509
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	1.843	1.993	1,126,407
	2018	1.853	1.843	1,222,421
	2017	1.779	1.853	1,298,300
	2016	1.738	1.779	1,457,583
	2015	1.744	1.738	1,807,145
	2014	1.679	1.744	2,354,005
	2013	1.716	1.679	3,757,537
	2012	1.576	1.716	4,164,103
	2011	1.532	1.576	3,739,202
	2010	1.420	1.532	3,456,170
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	2.094	2.115	—
	2015	2.099	2.094	186,945
	2014	1.894	2.099	203,252
	2013	1.427	1.894	219,348
	2012	1.295	1.427	224,053
	2011	1.360	1.295	225,784
	2010	1.174	1.360	209,660
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	1.958	2.016	—
	2015	1.990	1.958	718,731
	2014	1.909	1.990	782,238
	2013	1.885	1.909	1,041,879
	2012	1.694	1.885	1,165,024
	2011	1.640	1.694	873,978
	2010	1.466	1.640	731,378
BHFTI Schroders Global Multi-Asset Portfolio II Subaccount (Class B) (4/13)	2019	13.428	13.428	—
	2018	13.990	13.428	—
	2017	12.047	13.990	107
	2016	11.556	12.047	125
	2015	11.738	11.556	62
	2014	10.836	11.738	6
	2013	10.219	10.836	—
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2019	1.962	2.475	1,512,722
	2018	2.167	1.962	1,735,420
	2017	1.858	2.167	1,870,028
	2016	1.608	1.858	2,076,699
	2015	1.672	1.608	2,407,187
	2014	1.481	1.672	2,721,217
	2013	1.110	1.481	3,448,115
	2012	0.944	1.110	3,686,610
	2011	0.986	0.944	3,864,415
	2010	0.845	0.986	3,779,589
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	2.362	2.982	721,357
	2018	2.606	2.362	840,912
	2017	2.232	2.606	1,085,369
	2016	1.929	2.232	1,212,718
	2015	2.005	1.929	1,288,135
	2014	1.822	2.005	1,396,488

Gold Track Select BLIC — Separate Account Charges 0.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)	2019	2.150	2.765	148,957
	2018	2.400	2.150	163,032
	2017	2.199	2.400	189,741
	2016	1.910	2.199	232,990
	2015	2.105	1.910	230,311
	2014	1.925	2.105	265,483
	2013	1.482	1.925	325,001
	2012	1.296	1.482	441,992
	2011	1.350	1.296	495,119
	2010	1.078	1.350	492,045
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	1.639	1.795	74,589
	2018	1.650	1.639	98,106
	2017	1.590	1.650	115,588
	2016	1.546	1.590	118,470
	2015	1.542	1.546	116,833
	2014	1.444	1.542	152,452
	2013	1.459	1.444	227,492
	2012	1.361	1.459	235,827
	2011	1.281	1.361	177,173
	2010	1.186	1.281	194,644
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	2.551	3.379	176,872
	2018	2.498	2.551	189,288
	2017	1.871	2.498	185,880
	2016	1.875	1.871	209,666
	2015	1.770	1.875	214,937
	2014	1.630	1.770	269,670
	2013	1.218	1.630	454,889
	2012	1.068	1.218	482,263
	2011	1.177	1.068	514,360
	2010	0.985	1.177	509,294
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	1.161	1.183	895,067
	2018	1.144	1.161	1,144,443
	2017	1.137	1.144	1,167,408
	2016	1.137	1.137	1,559,161
	2015	1.140	1.137	1,090,127
	2014	1.144	1.140	636,222
	2013	1.147	1.144	1,117,109
	2012	1.151	1.147	791,937
	2011	1.154	1.151	883,564
	2010	1.157	1.154	1,125,280
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (2/06)	2019	1.629	1.815	267,704
	2018	1.678	1.629	238,216
	2017	1.574	1.678	240,122
	2016	1.510	1.574	236,901
	2015	1.524	1.510	263,583
	2014	1.463	1.524	457,844
	2013	1.407	1.463	427,474
	2012	1.293	1.407	476,495
	2011	1.256	1.293	561,314
	2010	1.144	1.256	433,802
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (2/06)	2019	1.715	1.977	271,894
	2018	1.800	1.715	279,097
	2017	1.631	1.800	304,358
	2016	1.542	1.631	352,117
	2015	1.564	1.542	426,569
	2014	1.495	1.564	410,378
	2013	1.352	1.495	512,888
	2012	1.216	1.352	528,296
	2011	1.207	1.216	489,541
	2010	1.086	1.207	512,306
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (2/06)	2019	1.776	2.115	1,410,305
	2018	1.898	1.776	1,412,113
	2017	1.659	1.898	1,535,088
	2016	1.554	1.659	1,605,247
	2015	1.578	1.554	1,877,189
	2014	1.507	1.578	1,971,120
	2013	1.281	1.507	2,346,619
	2012	1.135	1.281	2,184,403
	2011	1.154	1.135	1,890,503
	2010	1.023	1.154	1,350,594

Gold Track Select BLIC — Separate Account Charges 0.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (2/06)	2019	1.811	2.234	926,291
	2018	1.977	1.811	1,025,487
	2017	1.664	1.977	1,170,400
	2016	1.543	1.664	1,209,759
	2015	1.575	1.543	1,259,137
	2014	1.501	1.575	1,314,307
	2013	1.211	1.501	1,978,941
	2012	1.053	1.211	2,393,836
	2011	1.097	1.053	1,959,730
	2010	0.959	1.097	1,473,327
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (4/07)	2019	2.202	2.700	122,801
	2018	2.295	2.202	214,983
	2017	1.999	2.295	263,481
	2016	1.874	1.999	297,297
	2015	1.832	1.874	367,875
	2014	1.662	1.832	399,389
	2013	1.383	1.662	527,860
	2012	1.234	1.383	666,483
	2011	1.193	1.234	689,568
	2010	1.091	1.193	623,452
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	2.431	3.174	246,724
	2018	2.441	2.431	265,751
	2017	2.056	2.441	296,098
	2016	1.921	2.056	312,074
	2015	1.882	1.921	127,696
	2014	1.706	1.882	152,379
	2013	1.280	1.706	256,492
	2012	1.138	1.280	283,706
	2011	1.189	1.138	245,404
	2010	1.065	1.189	187,639
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.181	1.306	—
	2012	1.025	1.181	1,219,692
	2011	1.096	1.025	1,250,464
	2010	0.961	1.096	1,164,993
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	2.748	3.644	77,932
	2018	2.925	2.748	85,962
	2017	2.344	2.925	86,169
	2016	2.233	2.344	111,206
	2015	2.179	2.233	111,133
	2014	1.968	2.179	110,426
	2013	1.489	1.968	142,055
	2012	1.347	1.489	136,927
	2011	1.394	1.347	233,542
	2010	1.214	1.394	208,504
BHFTII Jennison Growth Subaccount (Class A) (4/12)	2019	2.324	3.078	70,503
	2018	2.323	2.324	76,115
	2017	1.697	2.323	71,302
	2016	1.699	1.697	59,003
	2015	1.538	1.699	106,395
	2014	1.415	1.538	76,261
	2013	1.036	1.415	136,861
	2012	1.060	1.036	157,704
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2012	1.419	1.635	—
	2011	1.420	1.419	31,717
	2010	1.280	1.420	23,636
BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)	2019	1.579	1.710	251,021
	2018	1.586	1.579	243,072
	2017	1.541	1.586	205,330
	2016	1.510	1.541	218,474
	2015	1.511	1.510	226,890
	2014	1.432	1.511	253,753
	2013	1.471	1.432	288,123
	2012	1.420	1.471	277,892
	2011	1.325	1.420	217,628
	2010	1.253	1.325	219,887
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/06)	2011	1.023	1.114	—
	2010	0.887	1.023	182,785

Gold Track Select BLIC — Separate Account Charges 0.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)	2019	37.319	46.710	338
	2018	42.326	37.319	316
	2017	36.723	42.326	285
	2016	30.674	36.723	387
	2015	31.612	30.674	687
	2014	29.033	31.612	594
	2013	24.750	29.033	594
BHFTII MetLife MSCI EAFE® Index Subaccount (Class A) (11/07)	2019	1.771	2.153	243,645
	2018	2.063	1.771	329,335
	2017	1.657	2.063	514,000
	2016	1.640	1.657	515,708
	2015	1.663	1.640	415,410
	2014	1.775	1.663	472,333
	2013	1.461	1.775	703,369
	2012	1.238	1.461	743,262
	2011	1.419	1.238	733,633
	2010	1.316	1.419	630,946
BHFTII MetLife Russell 2000® Index Subaccount (Class A) (11/07)	2019	2.819	3.531	409,020
	2018	3.176	2.819	491,857
	2017	2.778	3.176	586,513
	2016	2.298	2.778	607,482
	2015	2.407	2.298	633,447
	2014	2.299	2.407	745,178
	2013	1.664	2.299	1,028,706
	2012	1.435	1.664	1,066,959
	2011	1.500	1.435	1,050,892
	2010	1.186	1.500	973,326
BHFTII MetLife Stock Index Subaccount (Class A) (4/07)	2019	2.835	3.708	610,441
	2018	2.980	2.835	657,773
	2017	2.459	2.980	830,353
	2016	2.208	2.459	1,098,624
	2015	2.189	2.208	1,107,683
	2014	1.936	2.189	1,155,092
	2013	1.471	1.936	2,032,656
	2012	1.274	1.471	2,386,327
	2011	1.255	1.274	2,373,112
	2010	1.096	1.255	2,094,316
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	2.301	2.301	—
	2018	2.378	2.301	—
	2017	2.221	2.378	140,631
	2016	1.887	2.221	140,584
	2015	2.017	1.887	16,516
	2014	1.844	2.017	29,316
	2013	1.404	1.844	28,599
	2012	1.236	1.404	29,229
	2011	1.214	1.236	33,472
	2010	1.118	1.214	5,270
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	2.112	2.529	1,675,806
	2018	2.247	2.112	2,006,323
	2017	2.009	2.247	2,197,206
	2016	1.849	2.009	2,457,644
	2015	1.861	1.849	2,891,664
	2014	1.721	1.861	3,135,838
	2013	1.454	1.721	4,289,452
	2012	1.310	1.454	4,319,060
	2011	1.285	1.310	4,361,625
	2010	1.173	1.285	4,402,339
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.899	3.762	753,934
	2018	3.233	2.899	882,229
	2017	2.748	3.233	903,988
	2016	2.410	2.748	944,360
	2015	2.421	2.410	987,336
	2014	2.191	2.421	1,148,364
	2013	1.619	2.191	1,460,191
	2012	1.392	1.619	716,907
	2011	1.385	1.392	660,907
	2010	1.246	1.385	491,913

Gold Track Select BLIC — Separate Account Charges 0.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	2.580	3.336	446,048
	2018	2.774	2.580	475,250
	2017	2.404	2.774	497,486
	2016	2.032	2.404	588,357
	2015	2.026	2.032	674,943
	2014	2.032	2.026	912,640
	2013	1.613	2.032	1,287,270
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)	2019	4.123	5.369	34,791
	2018	4.184	4.123	44,202
	2017	3.144	4.184	44,477
	2016	3.106	3.144	60,033
	2015	2.819	3.106	98,301
	2014	2.598	2.819	66,783
	2013	1.878	2.598	73,682
	2012	1.587	1.878	79,055
	2011	1.614	1.587	76,179
	2010	1.386	1.614	26,469
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.927	3.876	559,749
	2018	3.149	2.927	547,479
	2017	2.578	3.149	675,233
	2016	2.319	2.578	752,120
	2015	2.270	2.319	848,692
	2014	2.135	2.270	922,996
	2013	1.485	2.135	1,293,392
	2012	1.285	1.485	1,418,389
	2011	1.271	1.285	1,373,038
	2010	0.947	1.271	1,281,693
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	43.294	49.417	33,798
	2018	45.139	43.294	40,662
	2017	41.833	45.139	48,374
	2016	39.999	41.833	54,551
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	1.406	1.488	72,208
	2018	1.394	1.406	144,758
	2017	1.370	1.394	151,244
	2016	1.355	1.370	161,123
	2015	1.349	1.355	159,163
	2014	1.314	1.349	222,161
	2013	1.326	1.314	403,572
	2012	1.284	1.326	558,437
	2011	1.219	1.284	480,144
	2010	1.154	1.219	414,070
Delaware VIP Trust
Delaware VIP® Small Cap Value Subaccount (Standard Class) (9/98)	2019	3.015	3.852	1,151,773
	2018	3.631	3.015	1,309,548
	2017	3.251	3.631	1,490,540
	2016	2.481	3.251	1,656,994
	2015	2.654	2.481	1,775,203
	2014	2.514	2.654	2,045,181
	2013	1.889	2.514	2,950,287
	2012	1.663	1.889	3,154,087
	2011	1.691	1.663	3,235,759
	2010	1.282	1.691	3,156,510
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (4/03)	2019	3.040	3.978	2,845,623
	2018	3.266	3.040	3,207,065
	2017	2.694	3.266	3,432,794
	2016	2.508	2.694	3,744,958
	2015	2.505	2.508	4,156,214
	2014	2.251	2.505	4,592,816
	2013	1.724	2.251	6,244,974
	2012	1.489	1.724	6,534,121
	2011	1.536	1.489	6,306,029
	2010	1.318	1.536	6,059,250

Gold Track Select BLIC — Separate Account Charges 0.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)	2019	3.425	4.433	12,858
	2018	3.623	3.425	13,085
	2017	2.942	3.623	12,921
	2016	2.875	2.942	14,507
	2015	2.854	2.875	17,894
	2014	2.587	2.854	49,067
	2013	1.877	2.587	102,890
	2012	1.540	1.877	101,694
	2011	1.588	1.540	100,954
	2010	1.350	1.588	83,216
Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)	2019	2.264	2.877	12,429
	2018	2.476	2.264	12,429
	2017	2.200	2.476	12,429
	2016	1.870	2.200	12,429
	2015	1.953	1.870	14,234
	2014	1.801	1.953	45,312
	2013	1.410	1.801	56,121
	2012	1.206	1.410	98,358
	2011	1.198	1.206	130,864
	2010	1.043	1.198	103,438
Fidelity VIP Freedom 2020 Subaccount (5/15)	2019	2.013	2.406	1,241
	2018	2.150	2.013	531
	2017	1.855	2.150	87
	2016	1.758	1.855	37
	2015	1.842	1.758	—
Fidelity VIP High Income Subaccount (Initial Class) (11/97)	2019	2.137	2.452	—
	2018	2.216	2.137	—
	2017	2.078	2.216	—
	2016	1.819	2.078	—
	2015	1.893	1.819	—
	2014	1.877	1.893	—
	2013	1.777	1.877	—
	2012	1.560	1.777	—
	2011	1.504	1.560	—
	2010	1.326	1.504	—
Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)	2019	3.167	3.889	3,607,780
	2018	3.727	3.167	4,060,517
	2017	3.102	3.727	4,359,622
	2016	2.780	3.102	4,821,365
	2015	2.834	2.780	5,325,454
	2014	2.681	2.834	5,928,623
	2013	1.979	2.681	7,901,009
	2012	1.733	1.979	8,305,073
	2011	1.949	1.733	8,339,810
	2010	1.521	1.949	8,237,681
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)	2019	2.239	2.828	192,987
	2018	2.667	2.239	203,998
	2017	1.905	2.667	213,156
	2016	1.627	1.905	210,352
	2015	2.030	1.627	236,359
	2014	2.223	2.030	275,901
	2013	2.250	2.223	385,690
	2012	1.994	2.250	439,136
	2011	2.377	1.994	424,056
	2010	2.028	2.377	399,355
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)	2019	1.725	1.935	367,868
	2018	2.046	1.725	420,131
	2017	1.759	2.046	465,864
	2016	1.646	1.759	497,891
	2015	1.766	1.646	543,107
	2014	1.993	1.766	640,829
	2013	1.625	1.993	945,897
	2012	1.379	1.625	996,289
	2011	1.548	1.379	1,094,936
	2010	1.432	1.548	1,015,476

Gold Track Select BLIC — Separate Account Charges 0.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Janus Aspen Series
Janus Henderson Enterprise Subaccount (Service Shares) (7/01)	2019	4.475	6.031	462,560
	2018	4.519	4.475	419,964
	2017	3.567	4.519	430,984
	2016	3.191	3.567	457,715
	2015	3.084	3.191	485,921
	2014	2.756	3.084	533,759
	2013	2.094	2.756	560,918
	2012	1.795	2.094	612,915
	2011	1.831	1.795	606,912
	2010	1.463	1.831	726,865
Janus Henderson Global Research Subaccount (Service Shares) (7/01)	2019	2.108	2.705	79,773
	2018	2.275	2.108	142,033
	2017	1.801	2.275	142,368
	2016	1.775	1.801	247,540
	2015	1.826	1.775	283,680
	2014	1.709	1.826	316,063
	2013	1.338	1.709	425,658
	2012	1.120	1.338	416,129
	2011	1.306	1.120	390,947
	2010	1.134	1.306	412,847
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)	2019	3.041	3.793	499,428
	2018	3.328	3.041	539,359
	2017	2.871	3.328	553,681
	2016	2.845	2.871	652,786
	2015	2.904	2.845	715,302
	2014	2.419	2.904	804,996
	2013	1.642	2.419	1,097,251
	2012	1.387	1.642	1,071,403
	2011	1.358	1.387	1,097,469
	2010	1.090	1.358	1,027,734
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)	2014	1.802	1.819	—
	2013	1.368	1.802	1,798,622
	2012	1.193	1.368	1,889,308
	2011	1.276	1.193	1,869,530
	2010	1.097	1.276	1,855,505
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)	2019	2.936	3.801	692
	2018	2.997	2.936	5,772
	2017	2.514	2.997	5,772
	2016	2.298	2.514	3,845
	2015	2.268	2.298	1,970
	2014	2.050	2.268	485
	2013	1.581	2.050	485
	2012	1.368	1.581	239
	2011	1.337	1.368	—
	2010	1.191	1.337	—
LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)	2011	1.283	1.400	—
	2010	1.150	1.283	17,210
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)	2019	2.444	3.207	58,589
	2018	2.577	2.444	63,333
	2017	2.169	2.577	77,379
	2016	1.892	2.169	141,368
	2015	1.983	1.892	139,717
	2014	1.750	1.983	149,420
	2013	1.394	1.750	162,584
	2012	1.224	1.394	179,126
	2011	1.138	1.224	73,017
	2010	1.017	1.138	403
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)	2019	3.342	4.404	59,017
	2018	3.352	3.342	57,423
	2017	2.673	3.352	61,475
	2016	2.497	2.673	73,232
	2015	2.281	2.497	72,850
	2014	2.007	2.281	84,114
	2013	1.460	2.007	116,186
	2012	1.217	1.460	112,626
	2011	1.229	1.217	111,959
	2010	1.122	1.229	110,712

Gold Track Select BLIC — Separate Account Charges 0.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)	2019	2.496	3.207	263,072
	2018	2.747	2.496	333,814
	2017	2.399	2.747	349,410
	2016	2.130	2.399	410,998
	2015	2.199	2.130	428,312
	2014	1.975	2.199	452,306
	2013	1.496	1.975	516,191
	2012	1.288	1.496	512,895
	2011	1.231	1.288	503,867
	2010	1.128	1.231	528,791
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)	2019	3.850	4.870	390,990
	2018	3.733	3.850	425,531
	2017	3.013	3.733	441,674
	2016	2.857	3.013	503,615
	2015	2.996	2.857	540,312
	2014	2.888	2.996	614,744
	2013	1.970	2.888	800,895
	2012	1.654	1.970	857,162
	2011	1.636	1.654	895,676
	2010	1.311	1.636	878,024
LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)	2011	1.295	1.400	—
	2010	1.252	1.295	6,905
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Core Plus VIT Subaccount (10/96)	2019	2.166	2.422	46,351
	2018	2.222	2.166	22,319
	2017	2.108	2.222	36,692
	2016	2.022	2.108	20,808
	2015	2.004	2.022	20,189
	2014	2.017	2.004	43,033
	2013	1.852	2.017	104,674
	2012	1.576	1.852	93,953
	2011	1.544	1.576	75,330
	2010	1.328	1.544	73,696
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)	2011	1.075	1.067	—
	2010	0.987	1.075	23,331
LMPVIT Western Asset Variable Money Market Subaccount (3/97)	2010	1.147	1.146	—
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (10/96)	2019	2.426	3.064	52,801
	2018	2.456	2.426	58,238
	2017	2.110	2.456	61,942
	2016	1.992	2.110	61,885
	2015	2.033	1.992	63,990
	2014	1.866	2.033	68,138
	2013	1.576	1.866	72,747
	2012	1.428	1.576	135,551
	2011	1.433	1.428	144,047
	2010	1.281	1.433	141,325
Wells Fargo Funds
Wells Fargo VT Small Cap Value Subaccount (9/98)	2019	1.957	1.957	—
	2018	1.957	1.957	—
	2017	1.957	1.957	—
	2016	1.824	1.957	—
	2015	2.047	1.824	240,773
	2014	1.965	2.047	243,290
	2013	1.718	1.965	281,146
	2012	1.512	1.718	275,677
	2011	1.635	1.512	271,162
	2010	1.398	1.635	251,649

Gold Track Select BLIC — Separate Account Charges 1.30%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (5/04)	2019	2.703	3.610	115,785
	2018	3.011	2.703	115,619
	2017	2.320	3.011	110,314
	2016	2.336	2.320	111,127
	2015	2.213	2.336	101,062
	2014	2.192	2.213	97,114
	2013	1.719	2.192	82,883
	2012	1.421	1.719	84,267
	2011	1.580	1.421	85,429
	2010	1.432	1.580	65,853
American Funds Growth Subaccount (Class 2) (5/04)	2019	2.884	3.722	96,740
	2018	2.929	2.884	109,773
	2017	2.313	2.929	104,083
	2016	2.140	2.313	112,209
	2015	2.029	2.140	101,658
	2014	1.894	2.029	125,940
	2013	1.475	1.894	116,128
	2012	1.268	1.475	109,157
	2011	1.342	1.268	129,610
	2010	1.145	1.342	109,771
American Funds Growth-Income Subaccount (Class 2) (5/04)	2019	2.425	3.019	85,655
	2018	2.501	2.425	94,788
	2017	2.071	2.501	96,492
	2016	1.881	2.071	124,962
	2015	1.878	1.881	117,749
	2014	1.720	1.878	116,301
	2013	1.305	1.720	151,662
	2012	1.126	1.305	155,654
	2011	1.162	1.126	162,036
	2010	1.056	1.162	152,334
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2019	2.600	2.955	14,533
	2018	2.701	2.600	14,611
	2017	2.529	2.701	16,017
	2016	2.240	2.529	19,423
	2015	2.355	2.240	19,018
	2014	2.304	2.355	101,084
	2013	2.124	2.304	148,930
	2012	1.841	2.124	148,831
	2011	1.817	1.841	152,276
	2010	1.584	1.817	184,386
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.546	1.945	90,010
	2018	1.742	1.546	69,184
	2017	1.435	1.742	55,206
	2016	1.334	1.435	43,537
	2015	1.379	1.334	37,107
	2014	1.330	1.379	126,505
	2013	1.040	1.330	265,628
	2012	0.903	1.040	258,006
	2011	1.053	0.903	254,455
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)	2019	1.989	2.529	34,966
	2018	2.378	1.989	32,835
	2017	2.157	2.378	32,121
	2016	1.665	2.157	42,274
	2015	1.783	1.665	40,396
	2014	1.776	1.783	54,498
	2013	1.358	1.776	117,899
	2012	1.166	1.358	113,154
	2011	1.298	1.166	133,300
	2010	1.097	1.298	151,085
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2019	2.887	3.448	6,480
	2018	3.398	2.887	6,452
	2017	2.677	3.398	4,638
	2016	2.425	2.677	4,532
	2015	2.846	2.425	3,952
	2014	3.074	2.846	8,913
	2013	3.272	3.074	25,381
	2012	2.783	3.272	13,368
	2011	3.456	2.783	11,908
	2010	2.824	3.456	15,231

Gold Track Select BLIC — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	2.345	3.051	—
	2018	2.535	2.345	—
	2017	2.106	2.535	—
	2016	1.970	2.106	—
	2015	1.911	1.970	—
	2014	1.704	1.911	—
	2013	1.287	1.704	31,757
	2012	1.148	1.287	25,085
	2011	1.161	1.148	31,214
	2010	1.045	1.161	28,934
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.173	1.449	52,150
	2018	1.297	1.173	52,445
	2017	1.184	1.297	54,165
	2016	1.186	1.184	50,866
	2015	1.216	1.186	48,429
	2014	1.084	1.216	52,895
	2013	1.058	1.084	178,324
	2012	0.849	1.058	165,001
	2011	0.908	0.849	214,722
	2010	0.791	0.908	263,805
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	3.552	3.702	—
	2013	2.787	3.552	625,958
	2012	2.299	2.787	699,447
	2011	2.513	2.299	859,758
	2010	2.321	2.513	1,131,047
BHFTI FOF - American Funds® Balanced Allocation Subaccount (Class C) (4/08)	2019	1.495	1.764	277,517
	2018	1.583	1.495	270,965
	2017	1.372	1.583	262,095
	2016	1.289	1.372	266,191
	2015	1.316	1.289	243,056
	2014	1.257	1.316	439,681
	2013	1.074	1.257	384,231
	2012	0.959	1.074	41,987
	2011	0.992	0.959	25,097
	2010	0.896	0.992	75,423
BHFTI FOF - American Funds® Growth Allocation Subaccount (Class C) (4/08)	2019	1.549	1.890	589,487
	2018	1.665	1.549	675,918
	2017	1.390	1.665	621,900
	2016	1.293	1.390	456,515
	2015	1.320	1.293	426,225
	2014	1.257	1.320	562,728
	2013	1.017	1.257	531,216
	2012	0.888	1.017	45,760
	2011	0.944	0.888	28,125
	2010	0.843	0.944	43,396
BHFTI FOF - American Funds® Moderate Allocation Subaccount (Class C) (4/08)	2019	1.421	1.629	584,725
	2018	1.490	1.421	585,416
	2017	1.336	1.490	565,264
	2016	1.265	1.336	283,010
	2015	1.291	1.265	258,131
	2014	1.233	1.291	272,172
	2013	1.100	1.233	271,055
	2012	1.006	1.100	39,818
	2011	1.017	1.006	32,628
	2010	0.937	1.017	26,388
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2019	1.848	2.277	41,056
	2018	2.454	1.848	45,227
	2017	1.901	2.454	44,835
	2016	1.776	1.901	44,303
	2015	1.881	1.776	39,985
	2014	2.017	1.881	43,542
	2013	1.562	2.017	108,631
	2012	1.222	1.562	82,735
	2011	1.440	1.222	61,776
	2010	1.250	1.440	56,897

Gold Track Select BLIC — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	2.646	3.264	13,706
	2018	3.052	2.646	14,013
	2017	2.620	3.052	14,374
	2016	2.263	2.620	15,211
	2015	2.438	2.263	15,506
	2014	2.260	2.438	15,842
	2013	1.691	2.260	42,176
	2012	1.445	1.691	38,986
	2011	1.486	1.445	34,231
	2010	1.310	1.486	29,316
BHFTI Invesco Global Equity Subaccount (Class A) (4/06)	2019	1.699	2.212	264,613
	2018	1.977	1.699	267,985
	2017	1.461	1.977	264,289
	2016	1.473	1.461	290,593
	2015	1.432	1.473	316,633
	2014	1.417	1.432	500,027
	2013	1.126	1.417	501,373
	2012	0.939	1.126	549,562
	2011	1.037	0.939	730,186
	2010	0.904	1.037	1,097,209
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.644	2.135	1,370
	2018	1.917	1.644	1,370
	2017	1.421	1.917	1,370
	2016	1.436	1.421	1,370
	2015	1.400	1.436	1,370
	2014	1.388	1.400	1,370
	2013	1.106	1.388	58,801
	2012	0.925	1.106	47,746
	2011	1.023	0.925	45,722
	2010	0.894	1.023	41,501
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)	2019	2.635	3.242	1,053
	2018	2.927	2.635	2,678
	2017	2.361	2.927	2,248
	2016	2.140	2.361	840
	2015	2.200	2.140	287
	2014	2.060	2.200	358
	2013	1.485	2.060	4,802
	2012	1.270	1.485	4,547
	2011	1.297	1.270	3,694
	2010	1.039	1.297	4,360
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)	2019	1.699	2.004	630
	2018	1.996	1.699	571
	2017	1.951	1.996	517
	2016	1.511	1.951	11,034
	2015	1.650	1.511	10,975
	2014	1.597	1.650	15,348
	2013	1.214	1.597	14,271
	2012	1.064	1.214	11,860
	2011	1.199	1.064	12,151
	2010	1.016	1.199	12,115
BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)	2011	0.671	0.714	—
	2010	0.634	0.671	2,362
BHFTI Loomis Sayles Global Allocation Subaccount (Class A) (4/07)	2019	4.811	6.072	196,975
	2018	5.142	4.811	202,305
	2017	4.223	5.142	202,735
	2016	4.074	4.223	218,205
	2015	4.067	4.074	220,059
	2014	3.972	4.067	253,869
	2013	3.429	3.972	271,724
	2012	2.963	3.429	315,831
	2011	3.040	2.963	406,829
	2010	2.516	3.040	494,426
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	4.329	5.292	213,922
	2018	4.707	4.329	219,915
	2017	4.017	4.707	214,217
	2016	3.952	4.017	232,340
	2015	4.162	3.952	262,286
	2014	3.691	4.162	562,003

Gold Track Select BLIC — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Loomis Sayles Growth Subaccount (Class B) (4/08)	2019	1.589	1.938	78,636
	2018	1.732	1.589	72,275
	2017	1.481	1.732	68,197
	2016	1.461	1.481	62,327
	2015	1.542	1.461	57,086
	2014	1.313	1.542	55,333
	2013	0.913	1.313	42,409
	2012	0.779	0.913	20,207
	2011	0.763	0.779	22,183
	2010	0.625	0.763	6,496
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	2.532	2.611	—
	2015	2.614	2.532	9,018
	2014	2.519	2.614	9,018
	2013	2.359	2.519	9,018
	2012	2.112	2.359	7,210
	2011	2.041	2.112	8,728
	2010	1.827	2.041	15,352
BHFTI MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)	2019	12.795	15.371	—
	2018	13.967	12.795	—
	2017	12.245	13.967	—
	2016	11.887	12.245	—
	2015	12.190	11.887	—
	2014	11.303	12.190	—
	2013	10.803	11.303	—
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.460	1.849	24,958
	2018	1.720	1.460	24,814
	2017	1.360	1.720	18,337
	2016	1.390	1.360	17,220
	2015	1.433	1.390	17,152
	2014	1.560	1.433	25,798
	2013	1.325	1.560	64,389
	2012	1.151	1.325	72,131
	2011	1.306	1.151	84,500
	2010	1.187	1.306	67,115
BHFTI MLA Mid Cap Subaccount (Class A) (4/07)	2013	2.398	2.601	—
	2012	2.301	2.398	75,156
	2011	2.457	2.301	75,624
	2010	2.019	2.457	83,337
BHFTI Morgan Stanley Discovery Subaccount (Class B) (4/08)	2019	1.761	2.436	—
	2018	1.620	1.761	7,289
	2017	1.173	1.620	7,289
	2016	1.298	1.173	7,289
	2015	1.385	1.298	7,289
	2014	1.389	1.385	9,903
	2013	1.012	1.389	51,655
	2012	0.938	1.012	40,501
	2011	1.021	0.938	46,266
	2010	0.783	1.021	45,006
BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)	2012	0.850	0.956	—
	2011	0.870	0.850	1,216,956
	2010	0.803	0.870	1,393,892
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2019	1.326	1.420	31
	2018	1.373	1.326	31
	2017	1.340	1.373	31
	2016	1.291	1.340	31
	2015	1.347	1.291	31
	2014	1.323	1.347	8,113
	2013	1.472	1.323	9,209
	2012	1.364	1.472	5,411
	2011	1.240	1.364	1,650
	2010	1.163	1.240	8,354

Gold Track Select BLIC — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	1.925	2.061	69,697
	2018	1.954	1.925	102,475
	2017	1.895	1.954	99,337
	2016	1.871	1.895	74,772
	2015	1.895	1.871	70,555
	2014	1.843	1.895	73,990
	2013	1.903	1.843	294,287
	2012	1.765	1.903	342,357
	2011	1.733	1.765	380,614
	2010	1.623	1.733	382,898
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	2.138	2.152	—
	2015	2.164	2.138	22,419
	2014	1.972	2.164	20,553
	2013	1.502	1.972	162,487
	2012	1.376	1.502	158,327
	2011	1.460	1.376	168,628
	2010	1.273	1.460	164,021
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	2.415	2.478	—
	2015	2.479	2.415	18,363
	2014	2.401	2.479	36,394
	2013	2.395	2.401	83,835
	2012	2.174	2.395	51,624
	2011	2.125	2.174	59,778
	2010	1.920	2.125	74,688
BHFTI Schroders Global Multi-Asset Portfolio II Subaccount (Class B) (4/13)	2019	12.770	12.770	—
	2018	13.348	12.770	—
	2017	11.610	13.348	—
	2016	11.248	11.610	—
	2015	11.540	11.248	—
	2014	10.761	11.540	—
	2013	10.216	10.761	—
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2019	1.728	2.159	34,574
	2018	1.928	1.728	34,582
	2017	1.670	1.928	38,496
	2016	1.459	1.670	38,003
	2015	1.533	1.459	36,683
	2014	1.371	1.533	40,034
	2013	1.038	1.371	100,867
	2012	0.892	1.038	74,605
	2011	0.941	0.892	58,415
	2010	0.815	0.941	52,391
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	1.961	2.451	36,859
	2018	2.185	1.961	37,657
	2017	1.890	2.185	39,969
	2016	1.650	1.890	42,951
	2015	1.732	1.650	44,509
	2014	1.585	1.732	49,576
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)	2019	1.878	2.391	2,227
	2018	2.117	1.878	1,184
	2017	1.959	2.117	1,126
	2016	1.719	1.959	1,028
	2015	1.913	1.719	265
	2014	1.767	1.913	3,716
	2013	1.374	1.767	34,761
	2012	1.214	1.374	21,182
	2011	1.277	1.214	16,045
	2010	1.030	1.277	12,960
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	1.934	2.096	24,944
	2018	1.966	1.934	43,091
	2017	1.913	1.966	45,285
	2016	1.880	1.913	48,424
	2015	1.893	1.880	65,715
	2014	1.791	1.893	124,919
	2013	1.828	1.791	157,458
	2012	1.723	1.828	149,848
	2011	1.638	1.723	172,061
	2010	1.531	1.638	200,641

Gold Track Select BLIC — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	2.395	3.141	99,404
	2018	2.369	2.395	102,632
	2017	1.792	2.369	100,587
	2016	1.814	1.792	110,271
	2015	1.729	1.814	122,351
	2014	1.609	1.729	229,542
	2013	1.214	1.609	470,785
	2012	1.076	1.214	484,756
	2011	1.197	1.076	511,043
	2010	1.012	1.197	522,827
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	1.122	1.131	6,904
	2018	1.117	1.122	15,378
	2017	1.122	1.117	14,766
	2016	1.132	1.122	27,483
	2015	1.147	1.132	12,211
	2014	1.162	1.147	12,378
	2013	1.177	1.162	72,962
	2012	1.193	1.177	97,700
	2011	1.208	1.193	101,778
	2010	1.224	1.208	82,960
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (2/06)	2019	1.432	1.579	10,289
	2018	1.490	1.432	13,666
	2017	1.411	1.490	12,882
	2016	1.368	1.411	13,036
	2015	1.394	1.368	12,493
	2014	1.352	1.394	317,331
	2013	1.313	1.352	400,895
	2012	1.219	1.313	487,443
	2011	1.196	1.219	416,019
	2010	1.101	1.196	351,068
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (2/06)	2019	1.508	1.720	59,757
	2018	1.598	1.508	56,841
	2017	1.463	1.598	55,099
	2016	1.397	1.463	55,340
	2015	1.431	1.397	52,798
	2014	1.382	1.431	43,908
	2013	1.262	1.382	498,423
	2012	1.147	1.262	476,914
	2011	1.150	1.147	313,840
	2010	1.044	1.150	265,434
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (2/06)	2019	1.561	1.840	89,845
	2018	1.685	1.561	100,852
	2017	1.488	1.685	104,267
	2016	1.407	1.488	137,533
	2015	1.444	1.407	195,829
	2014	1.393	1.444	393,374
	2013	1.196	1.393	1,759,331
	2012	1.070	1.196	1,496,215
	2011	1.099	1.070	1,453,446
	2010	0.984	1.099	2,025,755
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (2/06)	2019	1.592	1.944	20,292
	2018	1.755	1.592	19,932
	2017	1.492	1.755	19,505
	2016	1.398	1.492	22,182
	2015	1.441	1.398	27,144
	2014	1.387	1.441	60,968
	2013	1.130	1.387	352,449
	2012	0.992	1.130	253,815
	2011	1.045	0.992	221,593
	2010	0.923	1.045	195,363
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (4/07)	2019	2.768	3.361	135,089
	2018	2.914	2.768	162,703
	2017	2.564	2.914	165,029
	2016	2.428	2.564	153,777
	2015	2.398	2.428	157,515
	2014	2.197	2.398	273,645
	2013	1.846	2.197	355,932
	2012	1.664	1.846	430,541
	2011	1.624	1.664	459,023
	2010	1.501	1.624	573,368

Gold Track Select BLIC — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	2.126	2.747	85,911
	2018	2.156	2.126	80,871
	2017	1.834	2.156	78,691
	2016	1.731	1.834	93,930
	2015	1.712	1.731	62,785
	2014	1.568	1.712	209,348
	2013	1.188	1.568	454,461
	2012	1.067	1.188	443,884
	2011	1.126	1.067	410,888
	2010	1.019	1.126	423,913
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.426	1.571	—
	2012	1.249	1.426	246,063
	2011	1.350	1.249	226,609
	2010	1.195	1.350	223,988
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	2.510	3.295	6,818
	2018	2.698	2.510	6,695
	2017	2.184	2.698	6,017
	2016	2.102	2.184	9,873
	2015	2.072	2.102	9,516
	2014	1.890	2.072	53,161
	2013	1.444	1.890	184,222
	2012	1.319	1.444	211,548
	2011	1.380	1.319	198,483
	2010	1.213	1.380	213,606
BHFTII Jennison Growth Subaccount (Class A) (4/12)	2019	1.943	2.548	331,266
	2018	1.962	1.943	320,564
	2017	1.447	1.962	316,754
	2016	1.464	1.447	381,101
	2015	1.339	1.464	384,929
	2014	1.244	1.339	988,466
	2013	0.919	1.244	1,020,172
	2012	0.950	0.919	1,002,372
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2012	0.844	0.962	—
	2011	0.853	0.844	39,416
	2010	0.776	0.853	59,441
BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)	2019	2.145	2.300	3,779
	2018	2.177	2.145	3,184
	2017	2.136	2.177	2,576
	2016	2.114	2.136	8,348
	2015	2.136	2.114	7,456
	2014	2.046	2.136	58,663
	2013	2.122	2.046	103,637
	2012	2.069	2.122	97,107
	2011	1.949	2.069	94,698
	2010	1.862	1.949	87,113
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/06)	2011	0.974	1.057	—
	2010	0.853	0.974	297,464
BHFTII MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)	2019	31.015	38.433	—
	2018	35.532	31.015	—
	2017	31.137	35.532	—
	2016	26.269	31.137	—
	2015	27.345	26.269	—
	2014	25.366	27.345	—
	2013	21.771	25.366	—
BHFTII MetLife MSCI EAFE® Index Subaccount (Class A) (11/07)	2019	1.759	2.117	14,976
	2018	2.070	1.759	14,976
	2017	1.679	2.070	15,418
	2016	1.678	1.679	14,891
	2015	1.719	1.678	14,452
	2014	1.853	1.719	34,314
	2013	1.540	1.853	49,477
	2012	1.319	1.540	51,778
	2011	1.527	1.319	54,300
	2010	1.430	1.527	66,861

Gold Track Select BLIC — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII MetLife Russell 2000® Index Subaccount (Class A) (11/07)	2019	3.122	3.872	37,272
	2018	3.553	3.122	37,004
	2017	3.139	3.553	36,494
	2016	2.622	3.139	43,771
	2015	2.775	2.622	42,551
	2014	2.676	2.775	67,244
	2013	1.957	2.676	69,787
	2012	1.704	1.957	66,734
	2011	1.800	1.704	76,687
	2010	1.437	1.800	102,370
BHFTII MetLife Stock Index Subaccount (Class A) (4/07)	2019	3.923	5.079	223,985
	2018	4.166	3.923	229,222
	2017	3.471	4.166	227,321
	2016	3.149	3.471	224,898
	2015	3.152	3.149	254,756
	2014	2.817	3.152	678,934
	2013	2.161	2.817	771,828
	2012	1.891	2.161	735,441
	2011	1.881	1.891	891,119
	2010	1.659	1.881	1,554,435
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	1.961	1.961	—
	2018	2.033	1.961	—
	2017	1.918	2.033	—
	2016	1.646	1.918	—
	2015	1.777	1.646	—
	2014	1.641	1.777	4,093
	2013	1.262	1.641	10,872
	2012	1.122	1.262	3,983
	2011	1.114	1.122	2,090
	2010	1.036	1.114	—
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	3.199	3.793	107,558
	2018	3.439	3.199	125,465
	2017	3.104	3.439	138,597
	2016	2.886	3.104	154,716
	2015	2.934	2.886	178,276
	2014	2.741	2.934	254,576
	2013	2.339	2.741	592,698
	2012	2.128	2.339	604,644
	2011	2.109	2.128	664,709
	2010	1.945	2.109	769,355
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.535	3.257	44,509
	2018	2.856	2.535	56,310
	2017	2.452	2.856	55,673
	2016	2.171	2.452	53,541
	2015	2.203	2.171	64,739
	2014	2.014	2.203	94,730
	2013	1.503	2.014	247,754
	2012	1.306	1.503	2,442
	2011	1.312	1.306	15,183
	2010	1.193	1.312	15,688
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	3.960	5.068	1,507
	2018	4.300	3.960	1,507
	2017	3.763	4.300	1,507
	2016	3.212	3.763	1,507
	2015	3.236	3.212	1,507
	2014	3.278	3.236	37,033
	2013	2.619	3.278	72,028
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)	2019	3.371	4.345	1,780
	2018	3.455	3.371	1,196
	2017	2.622	3.455	2,163
	2016	2.616	2.622	767
	2015	2.398	2.616	—
	2014	2.233	2.398	2,058
	2013	1.630	2.233	33,363
	2012	1.392	1.630	24,842
	2011	1.429	1.392	17,990
	2010	1.240	1.429	15,781

Gold Track Select BLIC — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	3.893	5.105	45,654
	2018	4.232	3.893	48,623
	2017	3.498	4.232	47,973
	2016	3.179	3.498	49,882
	2015	3.143	3.179	52,390
	2014	2.986	3.143	65,616
	2013	2.098	2.986	149,571
	2012	1.834	2.098	143,990
	2011	1.831	1.834	157,641
	2010	1.378	1.831	176,999
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	33.996	38.418	772
	2018	35.802	33.996	771
	2017	33.513	35.802	1,052
	2016	32.257	33.513	1,967
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	1.982	2.077	23,581
	2018	1.986	1.982	26,138
	2017	1.971	1.986	24,734
	2016	1.968	1.971	38,890
	2015	1.979	1.968	37,136
	2014	1.948	1.979	184,771
	2013	1.985	1.948	195,372
	2012	1.942	1.985	200,692
	2011	1.862	1.942	205,750
	2010	1.780	1.862	212,057
Delaware VIP Trust
Delaware VIP® Small Cap Value Subaccount (Standard Class) (9/98)	2019	4.683	5.923	4,675
	2018	5.697	4.683	5,798
	2017	5.151	5.697	5,416
	2016	3.971	5.151	5,354
	2015	4.290	3.971	4,862
	2014	4.105	4.290	6,606
	2013	3.115	4.105	53,303
	2012	2.771	3.115	49,292
	2011	2.845	2.771	44,238
	2010	2.179	2.845	38,914
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (4/03)	2019	2.842	3.683	75,029
	2018	3.084	2.842	71,674
	2017	2.570	3.084	69,736
	2016	2.417	2.570	65,639
	2015	2.438	2.417	60,688
	2014	2.212	2.438	76,230
	2013	1.711	2.212	130,147
	2012	1.493	1.711	120,704
	2011	1.556	1.493	133,212
	2010	1.348	1.556	209,389
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)	2019	2.408	3.086	—
	2018	2.573	2.408	—
	2017	2.110	2.573	—
	2016	2.082	2.110	—
	2015	2.088	2.082	—
	2014	1.912	2.088	—
	2013	1.401	1.912	31,531
	2012	1.161	1.401	28,213
	2011	1.210	1.161	48,406
	2010	1.039	1.210	24,596
Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)	2019	3.186	4.008	190,447
	2018	3.520	3.186	182,777
	2017	3.158	3.520	177,751
	2016	2.711	3.158	168,948
	2015	2.860	2.711	186,398
	2014	2.665	2.860	316,804
	2013	2.107	2.665	349,880
	2012	1.820	2.107	323,093
	2011	1.826	1.820	505,375
	2010	1.606	1.826	903,638
Fidelity VIP Freedom 2020 Subaccount (5/15)	2019	1.756	2.077	—
	2018	1.667	1.756	—

Gold Track Select BLIC — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Fidelity VIP High Income Subaccount (Initial Class) (11/97)	2019	1.919	2.180	4,472
	2018	2.010	1.919	4,346
	2017	1.904	2.010	5,031
	2016	1.683	1.904	6,384
	2015	1.770	1.683	5,846
	2014	1.772	1.770	55,114
	2013	1.695	1.772	55,277
	2012	1.503	1.695	52,953
	2011	1.464	1.503	58,445
	2010	1.303	1.464	68,416
Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)	2019	3.534	4.296	30,779
	2018	4.201	3.534	30,529
	2017	3.531	4.201	29,452
	2016	3.196	3.531	29,304
	2015	3.291	3.196	36,523
	2014	3.144	3.291	59,800
	2013	2.345	3.144	124,953
	2012	2.074	2.345	121,079
	2011	2.356	2.074	126,174
	2010	1.857	2.356	184,734
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)	2019	1.995	2.495	42,472
	2018	2.400	1.995	42,049
	2017	1.732	2.400	43,588
	2016	1.494	1.732	38,505
	2015	1.882	1.494	34,417
	2014	2.082	1.882	31,296
	2013	2.129	2.082	24,901
	2012	1.906	2.129	22,903
	2011	2.295	1.906	54,704
	2010	1.977	2.295	53,879
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)	2019	1.501	1.667	48,149
	2018	1.798	1.501	43,742
	2017	1.561	1.798	42,826
	2016	1.476	1.561	37,118
	2015	1.599	1.476	32,334
	2014	1.823	1.599	29,110
	2013	1.502	1.823	33,373
	2012	1.287	1.502	29,663
	2011	1.459	1.287	86,855
	2010	1.363	1.459	90,670
Janus Aspen Series
Janus Henderson Enterprise Subaccount (Service Shares) (7/01)	2019	2.837	3.785	8,297
	2018	2.893	2.837	14,744
	2017	2.306	2.893	14,744
	2016	2.084	2.306	14,744
	2015	2.035	2.084	14,744
	2014	1.837	2.035	9,423
	2013	1.409	1.837	62,612
	2012	1.220	1.409	58,358
	2011	1.257	1.220	64,934
	2010	1.015	1.257	92,750
Janus Henderson Global Research Subaccount (Service Shares) (7/01)	2019	1.270	1.614	5,950
	2018	1.385	1.270	12,842
	2017	1.108	1.385	12,517
	2016	1.102	1.108	12,137
	2015	1.146	1.102	11,696
	2014	1.083	1.146	24,244
	2013	0.856	1.083	57,991
	2012	0.724	0.856	49,144
	2011	0.853	0.724	48,590
	2010	0.748	0.853	61,176

Gold Track Select BLIC — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)	2019	2.141	2.644	22,258
	2018	2.367	2.141	22,258
	2017	2.062	2.367	22,258
	2016	2.064	2.062	22,258
	2015	2.128	2.064	22,258
	2014	1.791	2.128	22,258
	2013	1.228	1.791	131,465
	2012	1.048	1.228	138,583
	2011	1.036	1.048	146,999
	2010	0.839	1.036	138,345
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)	2014	1.573	1.582	—
	2013	1.205	1.573	235,882
	2012	1.062	1.205	233,310
	2011	1.147	1.062	238,079
	2010	0.997	1.147	226,004
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)	2019	2.391	3.065	3,213
	2018	2.465	2.391	3,258
	2017	2.089	2.465	3,311
	2016	1.928	2.089	3,311
	2015	1.923	1.928	3,311
	2014	1.755	1.923	3,340
	2013	1.368	1.755	13,835
	2012	1.195	1.368	12,209
	2011	1.180	1.195	10,802
	2010	1.061	1.180	9,949
LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)	2011	0.919	0.999	—
	2010	0.832	0.919	91,051
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)	2019	2.478	3.218	913
	2018	2.638	2.478	913
	2017	2.243	2.638	913
	2016	1.976	2.243	6,643
	2015	2.092	1.976	6,643
	2014	1.865	2.092	6,643
	2013	1.500	1.865	121,088
	2012	1.331	1.500	92,498
	2011	1.250	1.331	116,186
	2010	1.128	1.250	39,025
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)	2019	3.798	4.955	21,859
	2018	3.847	3.798	22,092
	2017	3.099	3.847	21,286
	2016	2.923	3.099	22,518
	2015	2.698	2.923	21,388
	2014	2.397	2.698	39,700
	2013	1.762	2.397	61,057
	2012	1.483	1.762	59,038
	2011	1.512	1.483	62,707
	2010	1.395	1.512	81,645
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)	2019	3.070	3.906	70,515
	2018	3.413	3.070	70,562
	2017	3.011	3.413	70,664
	2016	2.700	3.011	78,947
	2015	2.816	2.700	90,079
	2014	2.554	2.816	96,892
	2013	1.954	2.554	122,768
	2012	1.700	1.954	109,620
	2011	1.641	1.700	121,660
	2010	1.518	1.641	147,142
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)	2019	2.893	3.623	3,173
	2018	2.834	2.893	4,126
	2017	2.310	2.834	3,909
	2016	2.212	2.310	3,775
	2015	2.344	2.212	3,630
	2014	2.281	2.344	3,592
	2013	1.572	2.281	49,415
	2012	1.333	1.572	40,878
	2011	1.332	1.333	38,525
	2010	1.078	1.332	39,688

Gold Track Select BLIC — Separate Account Charges 1.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)	2011	1.028	1.107	—
	2010	1.004	1.028	120,547
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Core Plus VIT Subaccount (10/96)	2019	2.374	2.629	—
	2018	2.460	2.374	—
	2017	2.357	2.460	—
	2016	2.284	2.357	—
	2015	2.286	2.284	7,745
	2014	2.324	2.286	7,380
	2013	2.156	2.324	40,612
	2012	1.853	2.156	30,343
	2011	1.833	1.853	28,211
	2010	1.592	1.833	28,165
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)	2011	1.008	0.997	—
	2010	0.935	1.008	—
LMPVIT Western Asset Variable Money Market Subaccount (3/97)	2010	1.293	1.288	—
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (10/96)	2019	2.915	3.646	5,440
	2018	2.982	2.915	5,468
	2017	2.587	2.982	5,501
	2016	2.467	2.587	5,501
	2015	2.543	2.467	57,560
	2014	2.357	2.543	272,852
	2013	2.012	2.357	315,666
	2012	1.841	2.012	314,990
	2011	1.865	1.841	319,925
	2010	1.685	1.865	659,896
Wells Fargo Funds
Wells Fargo VT Small Cap Value Subaccount (9/98)	2019	2.364	2.364	—
	2018	2.364	2.364	—
	2017	2.364	2.364	—
	2016	2.210	2.364	—
	2015	2.505	2.210	2,340
	2014	2.430	2.505	2,058
	2013	2.145	2.430	14,089
	2012	1.906	2.145	11,510
	2011	2.082	1.906	12,686
	2010	1.799	2.082	12,521
Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information
The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.
Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2019.
Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.
Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2019 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.
Effective on or about 2/25/05 The Travelers Series Trust-MFS® Emerging Growth Portfolio merged into The Travelers Series Trust-MFS® Mid Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset management High Yield Bond Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Mutual Shares Securities Fund merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/Aim Capital Appreciation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-MFS® Value Portfolio merged into Met Investors Series Trust-MFS® Value Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-MFS® Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS® Total Return Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-MFS® Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust -Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS® Emerging Markets Equity Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.
Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS® Research International Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers® Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE® Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000® Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.
Effective on or about 4/30/2007, Fidelity® Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio - Class A and is no longer available as a funding option.
Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio - Class A and is no longer available as a funding option.
Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Fidelity® Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.
Effective on or about 4/28/2008, Met Investors Series Trust-MFS® Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS® Value Portfolio.
Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio − Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio − Class A and is no longer available as a funding option.
Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class A and is no longer available as a funding option.
Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS® Research International Portfolio - Class B and is no longer available as a funding option.
Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.
Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio - Class B and is no longer available as a funding option.
Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.
Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio was merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS® Value Portfolio - Class A and is no longer available as a funding option.
Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.
Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.
Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Wells Fargo Funds-VT Small Cap Value Fund - Class 2 liquidated its assets and is no longer available as a funding option.
Effective on or about 4/30/2018, BHFT I-Pyramis Managed Risk Portfolio merged into BHFT I-Schroders Global Multi-Asset Portfolio and is no longer available as a funding option.
Effective on or about 4/30/2018, BHFT II-BlackRock Large Cap Value Portfolio merged into BHFT II-MFS Value Portfolio and is no longer available as a funding option.

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Appendix B

Additional Information Regarding the Underlying Funds
The Underlying Funds listed below (if any) were recently subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust or company of which the Underlying Fund is part.
Underlying Fund Name Changes
The following Underlying Funds have been renamed:
Former Name	New Name
Brighthouse Funds Trust I	Brighthouse Funds Trust I
ClearBridge Aggressive Growth Portfolio − Class A	Loomis Sayles Growth Portfolio − Class A
ClearBridge Aggressive Growth Portfolio − Class B	Loomis Sayles Growth Portfolio − Class B
Oppenheimer Global Equity Portfolio − Class B	Invesco Global Equity Portfolio − Class B
Underlying Fund Mergers
There have been no recent Underlying Fund mergers.
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Appendix C

Underlying Funds with Different Legal And Marketing Names
Series Fund/Trust	Portfolio/Series	Marketing Name
American Funds Insurance Series®	Global Growth Fund	American Funds Global Growth Fund
American Funds Insurance Series®	Growth-Income Fund	American Funds Growth-Income Fund
American Funds Insurance Series®	Growth Fund	American Funds Growth Fund
Fidelity ® Variable Insurance Products	Contrafund ® Portfolio	Fidelity VIP Contrafund® Portfolio
Fidelity ® Variable Insurance Products	Dynamic Capital Appreciation Portfolio	Fidelity VIP Dynamic Capital
Appreciation Portfolio
Fidelity ® Variable Insurance Products	Mid Cap Portfolio	Fidelity VIP Mid Cap Portfolio
Annuity Contract Legal And Marketing Name
Annuity Contract	Marketing Name
Registered Fixed Account Option	Fixed Account
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Appendix D

Contents of The Statement of Additional Information
The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:
The Insurance Company
Services
Principal Underwriter
Custodian
Principal Underwriting and Distribution Agreement
Calculation of Annuity Unit Value
Advertisement of the Separate Account
Taxes
    Qualified Annuity Contracts
    Types of Qualified Plans
    ERISA
    Federal Estate Taxes
    Generation-Skipping Transfer Tax
    Annuity Purchase Payments By Nonresident Aliens and Foreign Entities
Independent Registered Public Accounting Firm
Condensed Financial Information - Gold Track Condensed Financial Information - Gold Track Select BLIC Financial Statements
Copies of the Statement of Additional Information are available without charge. To request a copy, please complete the coupon found below and mail it to: Brighthouse Life Insurance Company, 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266.
Name:_______________________________________________________________
Address:_____________________________________________________________
Form SAI Book 16
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Appendix E

What You Need To Know If You Are A Texas Optional Retirement Program Participant
If You are a Participant in the Texas Optional Retirement Program, Texas law permits Us to make withdrawals on Your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying Your vesting status and (if applicable) termination of employment. Also, We require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state’s matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without Your consent to the extent necessary to maintain compliance with the law.
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Appendix F

Competing Funds
The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.
•	BlackRock Bond Income Portfolio
•	BlackRock High Yield Portfolio
•	BlackRock Ultra-Short Term Bond Portfolio
•	MetLife Aggregate Bond Index Portfolio
•	Western Asset Core Plus VIT Portfolio
•	PIMCO Inflation Protected Bond Portfolio
•	PIMCO Total Return Portfolio
•	Western Asset Management Strategic Bond Opportunities Portfolio
•	Western Asset Management U.S. Government Portfolio
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Appendix G

Premium Tax Table
If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.
	Qualified Contracts	Non-Qualified Contracts
California(1)	0.50%	2.35%
Florida(2)	1.00%	1.00%
Maine(3)	0.00%	2.00%
Nevada(4)	0.00%	3.50%
Puerto Rico(5)	1.00%	1.00%
South Dakota(6)	0.00%	1.25%
West Virginia	1.00%	1.00%
Wyoming(4)	0.00%	1.00%

[1]	California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).
[2]	Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%.
[3]	Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.
[4]	Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408, 457 and 501.
[5]	We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.
[6]	Special rate applies for large case annuity policies. Rate is 0.08% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).
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Gold Track
Gold Track Select
STATEMENT OF ADDITIONAL INFORMATION
Dated
May 1, 2020
For Variable Annuity Contracts
Brighthouse Separate Account Eleven for Variable Annuities
ISSUED BY
BRIGHTHOUSE LIFE INSURANCE COMPANY
This Statement of Additional Information (“SAI”) is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated May 1, 2020. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to Brighthouse Life Insurance Company, 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, or by calling 1-800-842-9406, or by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.
The SAI contains information in addition to the information described in the Prospectus for the Variable Annuity Contracts (the “Contract(s)”) offered by Brighthouse Life Insurance Company (“we”, “our”, or the “Company”).
BLIC-Book-15-16

THE INSURANCE COMPANY
Brighthouse Life Insurance Company (“BLIC” or the “Company”) is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, Puerto Rico, Guam, the U.S. Virgin Islands, the British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF’s common stock to holders of MetLife Inc.’s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
Brighthouse Life Insurance Company History
MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:
•	MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under “MetLife Insurance Company USA” above.
•	MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.
•	MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•	MetLife Investors Insurance Company: MetLife Investors Insurance Company (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•	MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.
Services
BLIC maintains certain books and records of Brighthouse Separate Account Eleven for Variable Annuities (the "Separate Account") and provides certain issuance and other administrative services for the Contracts. Pursuant to a services agreement, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc., provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by BLIC.
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FASCore LLC (“Fascore”), which has its principal office at 8525 East Orchard Road, Greenwood Village, Colorado 80111, provides administrative and recordkeeping services to Us in connection with Our administration of the Gold Track Select Contracts. Fascore is not affiliated with Us, the Separate Account or any of Our affiliates, including the Contract’s principal underwriter, Brighthouse Securities, LLC. We pay Fascore for its services an annual base fee and/or annual per participant charge for each Plan account under the Contract. Fascore also charges Us for each loan taken under the Contract a loan initiation fee and loan maintenance fee.
PRINCIPAL UNDERWRITER
Brighthouse Securities, LLC (“Brighthouse Securities”) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. Brighthouse Securities’ principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc.
CUSTODIAN
Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.
PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT
Information about the distribution of the Contracts is contained in the prospectus (see “Other Information — Distribution of the Variable Annuity Contracts”). Additional information is provided below.
Under the terms of the Principal Underwriting and Distribution Agreement among the Separate Account, Brighthouse Securities and the Company, Brighthouse Securities acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses Brighthouse Securities for certain sales and overhead expenses connected with sales functions.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions for the periods preceding March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter.
Underwriting Commissions
Year	Underwriting Commissions Paid to the Distributor by the Company	Amount of Underwriting Commissions Retained by the Distributor
2019	$649,095,230	$0
2018	$604,739,251	$0
2017	$599,512,866	$0
The Company and Brighthouse Securities have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called “shelf space” arrangements. Under these arrangements, the Company and Brighthouse Securities pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company’s products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms’ sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company’s products.
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These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by Brighthouse Securities or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker dealer firms and their registered representatives to favor the Company’s products.
The principal underwriter or the Company paid the following amounts during 2019. The amount of additional compensation (noncommission amounts) paid to selected broker-dealer firms during 2019 is $5,000*. The amount of commissions paid to selected broker-dealer firms during 2019 is $391,297. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2019 is $396,297*.
* For purposes of this calculation, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates Brighthouse Life Insurance Company of NY.
The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and Brighthouse Securities under which the broker-dealer firms received additional compensation in 2019 in connection with the sale of Our Variable Annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:
Cetera Advisor Networks LLC
There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.
Reduction or Elimination of the Withdrawal Charge. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.
CALCULATION OF ANNUITY UNIT VALUE
The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the Valuation Period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is 1.000081 and, for a period of two days, is 1.000081 × 1.000081.)
ADVERTISEMENT OF THE SEPARATE ACCOUNT
From time to time We advertise the performance of various Separate Account investment divisions. For the investment divisions, this performance will be stated in terms of either “yield”, “change in Accumulation Unit Value,” “change in Annuity Unit Value” or “average annual total return” or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in advertisements state the net income generated by an investment in a particular Investment Division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2[(a-b/cd+1)6-1], where “a” represents dividends and interest earned during the period; “b” represents expenses accrued for the period (net of reimbursements); “c” represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and “d” represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. For the money market Investment Division, We state yield for a seven day period. Change in Accumulation Unit Value or Annuity Unit Value (“Non-Standard Performance”) refers to the comparison between values of accumulation units or annuity units over specified periods in which an Investment Division has been in operation, expressed as a percentage and may also be expressed as an annualized figure. In addition, change in
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Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Change in Accumulation Unit Value is expressed by this formula [UV\1\/UV\0\ (annualization factor)]-1, where UV\1\ represents the current unit value and UV\0\ represents the prior unit value. The annualization factor can be either (1/number of years) or (365/number of days). Yield and change in Accumulation Unit Value figures do not reflect the possible imposition of a Withdrawal Charge for the Contracts, of up to 9% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return (“Standard Performance”) differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)n=ERV, where “P” represents a hypothetical initial payment of $1,000; “T” represents average annual total return; “n” represents number of years; and “ERV” represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year period (or fractional portion). Performance figures will vary among the various classes of the Contracts and the investment divisions as a result of different Separate Account charges and withdrawal charges since the Investment Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Contract.
Performance may be calculated based upon historical performance of the underlying Portfolios of the Brighthouse Funds Trust I, Brighthouse Funds Trust II, American Funds Insurance Series®, Delaware VIP® Trust, Fidelity® Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust and Trust for Advised Portfolios and may assume that the Contracts were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.
Historical performance information should not be relied on as a guarantee of future performance results.
Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS® and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor’s 500 Composite Stock Price Index, the Standard & Poor’s Mid Cap 400 Index, the Standard & Poor’s North American Technology Sector Index, the Standard & Poor’s North American Natural Resources Sector Index, the S&P/LSTA Leveraged Loan Index, the Russell 3000 Growth Index, the Russell 3000 Value Index, the Russell 2000® Index, the Russell MidCap Index, the Russell MidCap Growth Index, the Russell MidCap Value Index, the Russell 2000® Growth Index, the Russell 2000® Value Index, the Russell 1000 Index, the Russell 1000 Growth Index, the Russell 1000 Value Index, the NASDAQ Composite Index, the MSCI World Index, the MSCI All Country World Index, the MSCI All Country World ex- U.S. Index, the MSCI World ex-U.S. Small Cap Index, the MSCI All Country World Small Cap Index, the MSCI U.S. Small Cap Growth Index, the MSCI Emerging Markets Index, the MSCI EAFE® Index, the Lipper Intermediate Investment Grade Debt Funds Average, the Lipper Global Small-Cap Funds Average, the Lipper Capital Appreciation Funds Index, the Lipper Growth Funds Index, the Lipper Growth & Income Funds Index, the Dow Jones Moderate Index, the Dow Jones Moderately Aggressive Index, the Dow Jones Moderately Conservative Index, the Dow Jones Aggressive Index, the Dow Jones Conservative Index, the Dow Jones U.S. Small-Cap Total Stock Market Index, the Citigroup World Government Bond Index, the Citigroup World Government Bond Index (WGBI) ex-U.S., the Bloomberg Barclays U.S. Aggregate Bond Index, the Bloomberg Barclays U.S. Credit Index, the Bloomberg Barclays U.S. Government/Credit 1-3 Year Index, the Bloomberg Barclays U.S. TIPS Index, the Bloomberg Barclays U.S. Universal Index, the Bloomberg Barclays U.S. Government Bond Index, the Bloomberg Barclays U.S. Intermediate Government Bond Index, the Bank of America Merrill Lynch High Yield Master II Constrained Index and Hybrid Index and the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index. For purposes of presentation of Non-Standard Performance, We may assume the Contracts were in existence prior to the inception date of the Investment Divisions in the Separate Account that funds the Contract. In these cases, We calculate performance based on the historical performance of the underlying Portfolios for Brighthouse Funds Trust I, Brighthouse Funds Trust II, American Funds Insurance Series®, Delaware VIP® Trust, Fidelity® Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series,
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Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust and Trust for Advised Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contract had been introduced as of the Portfolio inception date. We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contracts had been introduced as of the Portfolio inception date.
Past performance is no guarantee of future results.
We may demonstrate hypothetical future values of Account Values over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.
We may demonstrate hypothetical future values of Account Values for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.
We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.
We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.
We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.
We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.
Any illustration should not be relied on as a guarantee of future results.
TAXES
Qualified Annuity Contracts
Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract owners and plan participants.
Types of Qualified Plans
The following list includes individual account-type plans which may hold an annuity Contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.
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401(k), 401(a)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.
403(b) or Tax Sheltered Annuity (“TSA”)
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.
457(b) - Governmental Sponsor
Established by state and local governments, public schools (K-12), public colleges and universities.
457(b) - Non-Governmental Sponsor
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to Federal income tax withholding as wages.
Additional Information Regarding 457(b) Plans
A 457(b) plan may provide a one-time election to make special one-time “catch-up” contributions in one or more of the participant’s last three taxable years ending before the participant’s normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch-up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch-up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.
403(a) Annuity Plans
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.
Roth Accounts
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.
Contributions to a Roth IRA are limited based on the level of your modified adjusted gross income
Comparison of Plan Limits for Individual Contributions:
Plan Type	Elective Contribution	Catch-up Contribution
401(k)	$19,500	$6,500
401(a)	(Employer contributions only)
403(b) (TSA)	$19,500	$6,500
457(b)	$19,500	$6,500
Dollar limits are for 2020 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the lesser of $57,000 and 100% of an employee’s compensation for 2020.
ERISA
If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse’s rights as described below.
Generally, the spouse must give qualified consent whenever You:
1.	Choose income payments other than on a qualified joint and survivor annuity basis (“QJSA”) (one under which we make payments to You during your lifetime and then make payments reduced by no more than
7

50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit (“QPSA”) (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);
2.	Make certain withdrawals under plans for which a qualified consent is required;
3.	Name someone other than the spouse as your beneficiary; or
4.	Use your accrued benefit as security for a loan exceeding $5,000.
Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledge the identity of the designated beneficiary and the form of benefit be selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.
The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.
If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.
Federal Estate Taxes
While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
Annuity Purchase Payments By Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements comprising each of the Subaccounts of Brighthouse Separate Account Eleven for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
8

The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.
9

CONDENSED FINANCIAL INFORMATION —
Gold Track

The following tables provide the Accumulation Unit Values information for the mid-range combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.
Gold Track — Separate Account Charges 0.80%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (4/08)	2019	2.909	3.904	5,341
	2018	3.224	2.909	5,093
	2017	2.472	3.224	44,278
	2016	2.477	2.472	31,530
	2015	2.335	2.477	43,723
	2014	2.300	2.335	31,946
	2013	1.795	2.300	58,786
	2012	1.476	1.795	43,491
	2011	1.633	1.476	61,935
	2010	1.473	1.633	68,332
American Funds Growth Subaccount (Class 2) (4/08)	2019	3.103	4.026	29,741
	2018	3.136	3.103	38,458
	2017	2.464	3.136	91,162
	2016	2.268	2.464	85,980
	2015	2.140	2.268	98,665
	2014	1.988	2.140	74,500
	2013	1.540	1.988	80,589
	2012	1.317	1.540	182,911
	2011	1.387	1.317	253,411
	2010	1.178	1.387	233,275
American Funds Growth-Income Subaccount (Class 2) (4/08)	2019	2.609	3.265	26,891
	2018	2.678	2.609	34,995
	2017	2.206	2.678	105,929
	2016	1.994	2.206	95,257
	2015	1.981	1.994	138,456
	2014	1.805	1.981	94,409
	2013	1.363	1.805	101,424
	2012	1.170	1.363	108,938
	2011	1.201	1.170	118,697
	2010	1.086	1.201	135,008
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/07)	2019	2.890	3.302	107,598
	2018	2.987	2.890	136,036
	2017	2.784	2.987	1,403,346
	2016	2.453	2.784	1,255,905
	2015	2.566	2.453	1,064,018
	2014	2.498	2.566	793,569
	2013	2.292	2.498	275,613
	2012	1.976	2.292	272,317
	2011	1.941	1.976	276,989
	2010	1.683	1.941	419,238
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.649	2.086	2,172,570
	2018	1.849	1.649	2,283,121
	2017	1.516	1.849	2,855,684
	2016	1.402	1.516	2,675,982
	2015	1.442	1.402	2,925,909
	2014	1.384	1.442	2,945,388
	2013	1.077	1.384	4,122,273
	2012	0.930	1.077	4,174,272
	2011	1.081	0.930	4,009,043
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/07)	2019	2.141	2.735	92,603
10

Gold Track — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.546	2.141	86,792
	2017	2.298	2.546	92,519
	2016	1.765	2.298	212,308
	2015	1.880	1.765	196,257
	2014	1.864	1.880	208,208
	2013	1.418	1.864	230,924
	2012	1.212	1.418	308,692
	2011	1.342	1.212	335,134
	2010	1.128	1.342	373,183
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2019	3.194	3.833	94,913
	2018	3.740	3.194	85,794
	2017	2.932	3.740	167,664
	2016	2.643	2.932	163,523
	2015	3.085	2.643	117,305
	2014	3.317	3.085	118,246
	2013	3.512	3.317	135,404
	2012	2.973	3.512	121,243
	2011	3.673	2.973	118,155
	2010	2.986	3.673	163,240
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	2.594	3.393	104,268
	2018	2.791	2.594	123,622
	2017	2.307	2.791	162,038
	2016	2.148	2.307	161,188
	2015	2.073	2.148	189,924
	2014	1.839	2.073	218,378
	2013	1.382	1.839	241,202
	2012	1.227	1.382	276,003
	2011	1.234	1.227	335,282
	2010	1.105	1.234	388,161
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.250	1.551	147,775
	2018	1.375	1.250	190,460
	2017	1.249	1.375	2,531,746
	2016	1.245	1.249	2,155,624
	2015	1.270	1.245	1,922,454
	2014	1.126	1.270	1,385,560
	2013	1.094	1.126	580,250
	2012	0.874	1.094	559,717
	2011	0.930	0.874	572,860
	2010	0.806	0.930	622,625
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	3.871	4.042	—
	2013	3.022	3.871	491,279
	2012	2.480	3.022	443,300
	2011	2.698	2.480	453,337
	2010	2.480	2.698	585,963
BHFTI FOF - American Funds® Balanced Allocation Subaccount (Class C) (4/08)	2019	1.577	1.870	120,634
	2018	1.661	1.577	176,614
	2017	1.433	1.661	219,159
	2016	1.340	1.433	284,030
	2015	1.360	1.340	483,542
	2014	1.293	1.360	377,550
	2013	1.100	1.293	344,316
	2012	0.976	1.100	281,936
	2011	1.006	0.976	267,436
	2010	0.904	1.006	261,865
BHFTI FOF - American Funds® Growth Allocation Subaccount (Class C) (4/08)	2019	1.634	2.004	49,426
	2018	1.748	1.634	48,768
	2017	1.452	1.748	100,914
	2016	1.343	1.452	229,452
	2015	1.364	1.343	292,574
	2014	1.293	1.364	237,818
	2013	1.042	1.293	186,844
	2012	0.904	1.042	148,939
	2011	0.957	0.904	222,507
	2010	0.850	0.957	210,264
BHFTI FOF - American Funds® Moderate Allocation Subaccount (Class C) (4/08)	2019	1.499	1.727	17,489
11

Gold Track — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.564	1.499	16,573
	2017	1.396	1.564	30,390
	2016	1.315	1.396	23,518
	2015	1.335	1.315	18,467
	2014	1.268	1.335	18,683
	2013	1.126	1.268	28,361
	2012	1.024	1.126	12,877
	2011	1.031	1.024	7,940
	2010	0.945	1.031	12,461
BHFTI Harris Oakmark International Subaccount (Class A) (4/08)	2019	2.635	3.263	—
	2018	3.483	2.635	—
	2017	2.684	3.483	—
	2016	2.496	2.684	—
	2015	2.629	2.496	—
	2014	2.805	2.629	—
	2013	2.162	2.805	—
	2012	1.683	2.162	—
	2011	1.972	1.683	—
	2010	1.704	1.972	—
BHFTI Invesco Global Equity Subaccount (Class A) (4/06)	2019	1.810	2.368	4,087
	2018	2.096	1.810	4,087
	2017	1.541	2.096	4,087
	2016	1.546	1.541	4,087
	2015	1.496	1.546	4,087
	2014	1.472	1.496	—
	2013	1.165	1.472	—
	2012	0.966	1.165	—
	2011	1.061	0.966	—
	2010	0.920	1.061	—
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/08)	2019	2.819	3.486	—
	2018	3.115	2.819	2,190
	2017	2.500	3.115	77,935
	2016	2.256	2.500	65,217
	2015	2.306	2.256	58,880
	2014	2.149	2.306	30,303
	2013	1.541	2.149	6,791
	2012	1.311	1.541	2,378
	2011	1.333	1.311	978
	2010	1.063	1.333	167
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/08)	2019	1.811	2.148	22,414
	2018	2.117	1.811	22,091
	2017	2.059	2.117	68,537
	2016	1.586	2.059	61,478
	2015	1.724	1.586	48,383
	2014	1.661	1.724	31,396
	2013	1.256	1.661	19,560
	2012	1.095	1.256	13,741
	2011	1.228	1.095	6,118
	2010	1.036	1.228	2,457
BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)	2011	0.689	0.734	—
	2010	0.647	0.689	636
BHFTI Loomis Sayles Global Allocation Subaccount (Class A) (4/07)	2019	5.377	6.820	—
	2018	5.717	5.377	—
	2017	4.673	5.717	—
	2016	4.485	4.673	—
	2015	4.456	4.485	—
	2014	4.329	4.456	—
	2013	3.719	4.329	—
	2012	3.197	3.719	—
	2011	3.264	3.197	—
	2010	2.688	3.264	—
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	4.839	5.944	134,309
	2018	5.234	4.839	139,243
	2017	4.445	5.234	1,187,614
	2016	4.351	4.445	1,082,050
	2015	4.559	4.351	1,007,649
	2014	4.030	4.559	706,102
BHFTI Loomis Sayles Growth Subaccount (Class B) (4/08)	2019	1.736	2.128	124,239
12

Gold Track — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.882	1.736	122,407
	2017	1.602	1.882	524,760
	2016	1.573	1.602	456,779
	2015	1.652	1.573	472,233
	2014	1.399	1.652	323,261
	2013	0.968	1.399	169,680
	2012	0.822	0.968	107,365
	2011	0.802	0.822	84,804
	2010	0.653	0.802	66,433
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	2.747	2.838	—
	2015	2.822	2.747	19,919
	2014	2.706	2.822	7,606
	2013	2.522	2.706	3,394
	2012	2.246	2.522	6,794
	2011	2.160	2.246	6,125
	2010	1.924	2.160	25,786
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.595	2.030	193,022
	2018	1.870	1.595	267,354
	2017	1.471	1.870	289,948
	2016	1.495	1.471	304,285
	2015	1.535	1.495	464,277
	2014	1.662	1.535	474,845
	2013	1.405	1.662	688,149
	2012	1.214	1.405	835,491
	2011	1.370	1.214	919,063
	2010	1.240	1.370	414,854
BHFTI MLA Mid Cap Subaccount (Class A) (4/08)	2013	2.575	2.798	—
	2012	2.459	2.575	222,135
	2011	2.612	2.459	226,771
	2010	2.137	2.612	317,112
BHFTI Morgan Stanley Discovery Subaccount (Class B) (4/08)	2019	1.924	2.674	—
	2018	1.761	1.924	—
	2017	1.268	1.761	—
	2016	1.397	1.268	2,699
	2015	1.483	1.397	2,699
	2014	1.479	1.483	2,699
	2013	1.073	1.479	7,753
	2012	0.990	1.073	6,325
	2011	1.072	0.990	4,881
	2010	0.818	1.072	11,229
BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)	2012	0.898	1.011	—
	2011	0.914	0.898	40,844
	2010	0.840	0.914	19,688
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)	2019	1.417	1.525	43,608
	2018	1.460	1.417	71,854
	2017	1.418	1.460	2,081,613
	2016	1.359	1.418	1,566,670
	2015	1.411	1.359	1,182,973
	2014	1.378	1.411	810,418
	2013	1.526	1.378	88,452
	2012	1.407	1.526	48,917
	2011	1.273	1.407	38,489
	2010	1.188	1.273	27,151
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	2.102	2.262	180,325
	2018	2.124	2.102	240,439
	2017	2.049	2.124	448,763
	2016	2.013	2.049	409,320
	2015	2.029	2.013	400,631
	2014	1.963	2.029	443,329
	2013	2.017	1.963	623,867
	2012	1.861	2.017	746,860
	2011	1.819	1.861	692,215
	2010	1.695	1.819	986,894
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	2.353	2.373	—
13

Gold Track — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2015	2.371	2.353	159,524
	2014	2.150	2.371	165,932
	2013	1.628	2.150	216,269
	2012	1.484	1.628	224,371
	2011	1.568	1.484	268,870
	2010	1.360	1.568	315,749
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	2.659	2.732	—
	2015	2.715	2.659	117,712
	2014	2.617	2.715	135,190
	2013	2.598	2.617	144,065
	2012	2.346	2.598	204,538
	2011	2.282	2.346	205,706
	2010	2.051	2.282	289,517
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)	2019	10.318	12.950	—
	2018	11.450	10.318	—
	2017	9.869	11.450	—
	2016	8.580	9.869	—
	2015	8.971	8.580	—
	2014	7.983	8.971	—
	2013	6.015	7.983	—
	2012	5.140	6.015	—
	2011	5.397	5.140	—
	2010	4.650	5.397	—
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	2.142	2.691	516,320
	2018	2.375	2.142	552,581
	2017	2.045	2.375	727,720
	2016	1.776	2.045	880,760
	2015	1.855	1.776	1,017,045
	2014	1.691	1.855	863,161
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/08)	2019	2.021	2.586	85,457
	2018	2.267	2.021	87,055
	2017	2.087	2.267	137,250
	2016	1.822	2.087	128,001
	2015	2.018	1.822	132,669
	2014	1.855	2.018	126,472
	2013	1.435	1.855	146,908
	2012	1.261	1.435	149,033
	2011	1.320	1.261	264,062
	2010	1.060	1.320	191,893
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	2.151	2.343	58,690
	2018	2.176	2.151	60,649
	2017	2.107	2.176	727,347
	2016	2.060	2.107	522,651
	2015	2.064	2.060	415,905
	2014	1.943	2.064	269,302
	2013	1.974	1.943	148,288
	2012	1.850	1.974	149,519
	2011	1.750	1.850	144,927
	2010	1.628	1.750	247,765
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	2.666	3.514	2,160,705
	2018	2.624	2.666	2,652,723
	2017	1.975	2.624	2,934,165
	2016	1.989	1.975	3,059,241
	2015	1.887	1.989	3,472,399
	2014	1.747	1.887	3,768,735
	2013	1.312	1.747	4,183,212
	2012	1.156	1.312	4,803,119
	2011	1.280	1.156	5,248,481
	2010	1.077	1.280	5,918,628
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)	2019	1.319	1.335	—
14

Gold Track — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.308	1.319	—
	2017	1.309	1.308	—
	2016	1.317	1.309	—
	2015	1.328	1.317	—
	2014	1.338	1.328	—
	2013	1.349	1.338	—
	2012	1.360	1.349	—
	2011	1.371	1.360	—
	2010	1.378	1.371	—
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (2/06)	2019	1.527	1.693	102,853
	2018	1.581	1.527	136,334
	2017	1.490	1.581	272,187
	2016	1.437	1.490	312,365
	2015	1.457	1.437	298,627
	2014	1.406	1.457	353,240
	2013	1.359	1.406	190,581
	2012	1.255	1.359	182,322
	2011	1.225	1.255	134,156
	2010	1.122	1.225	170,454
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (2/06)	2019	1.608	1.844	675,120
	2018	1.696	1.608	842,026
	2017	1.545	1.696	1,281,385
	2016	1.468	1.545	1,441,319
	2015	1.496	1.468	1,929,530
	2014	1.437	1.496	1,711,151
	2013	1.306	1.437	1,860,925
	2012	1.181	1.306	2,295,330
	2011	1.178	1.181	2,276,532
	2010	1.065	1.178	2,646,337
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (2/06)	2019	1.665	1.973	7,905,945
	2018	1.788	1.665	9,022,532
	2017	1.571	1.788	10,926,408
	2016	1.479	1.571	12,125,947
	2015	1.510	1.479	13,557,797
	2014	1.449	1.510	13,126,154
	2013	1.238	1.449	12,788,678
	2012	1.102	1.238	13,723,391
	2011	1.126	1.102	14,564,765
	2010	1.003	1.126	14,648,560
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (2/06)	2019	1.698	2.084	7,697,198
	2018	1.863	1.698	8,762,566
	2017	1.576	1.863	10,060,236
	2016	1.469	1.576	10,594,184
	2015	1.506	1.469	11,900,735
	2014	1.443	1.506	11,985,397
	2013	1.170	1.443	13,714,799
	2012	1.022	1.170	15,362,093
	2011	1.071	1.022	16,177,775
	2010	0.941	1.071	16,565,115
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (4/07)	2019	3.094	3.775	416,396
	2018	3.241	3.094	479,943
	2017	2.837	3.241	905,726
	2016	2.673	2.837	918,187
	2015	2.627	2.673	867,166
	2014	2.395	2.627	766,359
	2013	2.002	2.395	781,560
	2012	1.796	2.002	863,177
	2011	1.744	1.796	970,067
	2010	1.604	1.744	1,111,066
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	2.354	3.058	1,526,903
	2018	2.376	2.354	1,727,150
	2017	2.011	2.376	1,849,872
	2016	1.889	2.011	2,024,362
	2015	1.859	1.889	2,135,253
	2014	1.694	1.859	2,371,019
	2013	1.277	1.694	2,573,273
	2012	1.141	1.277	2,888,276
	2011	1.198	1.141	3,131,196
	2010	1.078	1.198	3,497,472
15

Gold Track — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII FI Value Leaders Subaccount (Class D) (4/08)	2013	1.540	1.700	—
	2012	1.343	1.540	1,164,652
	2011	1.444	1.343	1,193,551
	2010	1.272	1.444	1,344,022
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	2.778	3.665	267,599
	2018	2.971	2.778	277,974
	2017	2.393	2.971	343,497
	2016	2.291	2.393	330,859
	2015	2.247	2.291	349,875
	2014	2.040	2.247	362,268
	2013	1.550	2.040	416,381
	2012	1.410	1.550	485,720
	2011	1.467	1.410	514,795
	2010	1.284	1.467	570,859
BHFTII Jennison Growth Subaccount (Class A) (4/12)	2019	2.125	2.800	53,507
	2018	2.135	2.125	45,791
	2017	1.567	2.135	2,072,668
	2016	1.577	1.567	1,803,672
	2015	1.435	1.577	1,652,159
	2014	1.326	1.435	1,001,461
	2013	0.976	1.326	258,442
	2012	1.010	0.976	93,273
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2012	0.890	1.020	—
	2011	0.895	0.890	60,536
	2010	0.811	0.895	127,942
BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)	2019	2.397	2.583	887,216
	2018	2.421	2.397	1,026,771
	2017	2.363	2.421	1,323,538
	2016	2.327	2.363	1,458,344
	2015	2.340	2.327	1,439,454
	2014	2.230	2.340	1,589,023
	2013	2.301	2.230	1,876,784
	2012	2.232	2.301	2,237,594
	2011	2.093	2.232	2,438,991
	2010	1.990	2.093	2,724,405
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/06)	2011	0.998	1.085	—
	2010	0.870	0.998	4,286,903
BHFTII MetLife MSCI EAFE® Index Subaccount (Class A) (11/07)	2019	1.966	2.378	1,326,521
	2018	2.302	1.966	1,425,267
	2017	1.858	2.302	1,944,439
	2016	1.848	1.858	1,999,202
	2015	1.883	1.848	1,961,613
	2014	2.020	1.883	2,022,826
	2013	1.671	2.020	2,543,216
	2012	1.423	1.671	2,726,584
	2011	1.640	1.423	2,946,444
	2010	1.528	1.640	3,333,900
BHFTII MetLife Russell 2000® Index Subaccount (Class A) (11/07)	2019	3.490	4.349	837,356
	2018	3.951	3.490	947,120
	2017	3.473	3.951	1,331,959
	2016	2.887	3.473	1,415,859
	2015	3.040	2.887	1,466,856
	2014	2.917	3.040	1,590,269
	2013	2.122	2.917	2,162,980
	2012	1.839	2.122	2,286,375
	2011	1.933	1.839	2,443,919
	2010	1.535	1.933	2,789,196
BHFTII MetLife Stock Index Subaccount (Class A) (4/07)	2019	4.385	5.706	1,717,419
	2018	4.633	4.385	1,826,779
	2017	3.841	4.633	4,015,344
	2016	3.467	3.841	3,875,044
	2015	3.454	3.467	3,841,124
	2014	3.070	3.454	3,555,720
	2013	2.344	3.070	4,187,993
	2012	2.041	2.344	4,459,599
	2011	2.020	2.041	4,734,786
	2010	1.773	2.020	5,232,895
16

Gold Track — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	2.124	2.124	—
	2018	2.198	2.124	—
	2017	2.064	2.198	190,872
	2016	1.762	2.064	116,682
	2015	1.893	1.762	58,316
	2014	1.740	1.893	52,570
	2013	1.331	1.740	50,695
	2012	1.177	1.331	86,216
	2011	1.163	1.177	106,431
	2010	1.076	1.163	97,332
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	3.575	4.260	463,599
	2018	3.824	3.575	545,012
	2017	3.435	3.824	1,394,642
	2016	3.177	3.435	1,415,611
	2015	3.214	3.177	1,526,460
	2014	2.988	3.214	1,255,764
	2013	2.536	2.988	1,022,735
	2012	2.296	2.536	976,550
	2011	2.265	2.296	1,125,594
	2010	2.078	2.265	1,293,733
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.728	3.522	675,535
	2018	3.058	2.728	715,450
	2017	2.612	3.058	779,608
	2016	2.302	2.612	852,000
	2015	2.324	2.302	984,039
	2014	2.114	2.324	1,050,882
	2013	1.570	2.114	1,171,301
	2012	1.357	1.570	205,950
	2011	1.356	1.357	307,425
	2010	1.227	1.356	294,778
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	4.382	5.638	107,856
	2018	4.735	4.382	118,417
	2017	4.124	4.735	145,240
	2016	3.502	4.124	139,033
	2015	3.510	3.502	200,335
	2014	3.538	3.510	187,993
	2013	2.818	3.538	212,435
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)	2019	3.728	4.830	55,830
	2018	3.802	3.728	61,156
	2017	2.871	3.802	315,676
	2016	2.851	2.871	267,245
	2015	2.600	2.851	225,415
	2014	2.409	2.600	185,531
	2013	1.750	2.409	139,936
	2012	1.486	1.750	87,398
	2011	1.518	1.486	89,051
	2010	1.311	1.518	66,274
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	4.309	5.678	406,912
	2018	4.660	4.309	437,134
	2017	3.833	4.660	595,438
	2016	3.466	3.833	656,870
	2015	3.410	3.466	688,423
	2014	3.223	3.410	756,295
	2013	2.254	3.223	939,111
	2012	1.960	2.254	1,000,932
	2011	1.947	1.960	1,110,510
	2010	1.458	1.947	1,254,346
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	38.364	43.572	5,713
	2018	40.201	38.364	6,896
	2017	37.442	40.201	10,000
	2016	35.920	37.442	9,272
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	2.215	2.333	130,549
17

Gold Track — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.208	2.215	146,904
	2017	2.180	2.208	1,052,482
	2016	2.167	2.180	924,521
	2015	2.168	2.167	729,658
	2014	2.123	2.168	548,906
	2013	2.153	2.123	207,469
	2012	2.096	2.153	254,957
	2011	2.000	2.096	268,509
	2010	1.902	2.000	342,855
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (5/01)	2019	3.105	4.043	291,072
	2018	3.352	3.105	310,816
	2017	2.779	3.352	572,471
	2016	2.601	2.779	550,225
	2015	2.611	2.601	553,711
	2014	2.357	2.611	510,921
	2013	1.814	2.357	745,118
	2012	1.575	1.814	873,350
	2011	1.633	1.575	979,830
	2010	1.408	1.633	1,034,999
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)	2019	2.630	3.388	13,598
	2018	2.796	2.630	13,751
	2017	2.282	2.796	13,751
	2016	2.241	2.282	13,751
	2015	2.236	2.241	39,899
	2014	2.037	2.236	39,899
	2013	1.485	2.037	38,801
	2012	1.225	1.485	31,972
	2011	1.270	1.225	26,834
	2010	1.085	1.270	40,243
Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)	2019	3.561	4.502	1,424
	2018	3.914	3.561	1,424
	2017	3.495	3.914	1,424
	2016	2.985	3.495	1,424
	2015	3.133	2.985	1,424
	2014	2.905	3.133	—
	2013	2.285	2.905	—
	2012	1.964	2.285	—
	2011	1.960	1.964	—
	2010	1.716	1.960	—
Fidelity VIP High Income Subaccount (Initial Class) (10/96)	2019	2.145	2.449	—
	2018	2.235	2.145	—
	2017	2.107	2.235	—
	2016	1.853	2.107	—
	2015	1.939	1.853	—
	2014	1.932	1.939	—
	2013	1.838	1.932	—
	2012	1.622	1.838	—
	2011	1.572	1.622	—
	2010	1.392	1.572	—
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)	2019	3.860	4.717	269,843
	2018	4.566	3.860	280,064
	2017	3.818	4.566	2,576,132
	2016	3.439	3.818	2,292,552
	2015	3.524	3.439	1,997,561
	2014	3.350	3.524	1,412,479
	2013	2.486	3.350	792,885
	2012	2.187	2.486	673,835
	2011	2.473	2.187	824,587
	2010	1.939	2.473	926,233
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)	2019	2.147	2.698	28,208
18

Gold Track — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.570	2.147	36,997
	2017	1.845	2.570	103,914
	2016	1.584	1.845	83,836
	2015	1.986	1.584	76,776
	2014	2.185	1.986	62,998
	2013	2.223	2.185	49,596
	2012	1.980	2.223	46,457
	2011	2.372	1.980	40,539
	2010	2.034	2.372	34,292
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)	2019	1.615	1.803	14,377
	2018	1.926	1.615	13,943
	2017	1.663	1.926	98,210
	2016	1.564	1.663	94,069
	2015	1.686	1.564	46,778
	2014	1.913	1.686	36,844
	2013	1.568	1.913	57,348
	2012	1.337	1.568	100,488
	2011	1.508	1.337	90,811
	2010	1.402	1.508	95,027
Janus Aspen Series
Janus Henderson Enterprise Subaccount (Service Shares) (5/01)	2019	3.099	4.155	29,539
	2018	3.145	3.099	27,924
	2017	2.494	3.145	155,123
	2016	2.243	2.494	162,255
	2015	2.179	2.243	139,437
	2014	1.957	2.179	115,764
	2013	1.494	1.957	178,610
	2012	1.287	1.494	113,604
	2011	1.319	1.287	117,567
	2010	1.060	1.319	144,776
Janus Henderson Global Research Subaccount (Service Shares) (5/01)	2019	1.388	1.772	20,117
	2018	1.506	1.388	26,963
	2017	1.198	1.506	26,963
	2016	1.186	1.198	26,963
	2015	1.227	1.186	38,545
	2014	1.154	1.227	38,135
	2013	0.908	1.154	52,881
	2012	0.764	0.908	57,658
	2011	0.895	0.764	71,744
	2010	0.781	0.895	157,931
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)	2019	2.339	2.902	391,111
	2018	2.573	2.339	406,561
	2017	2.230	2.573	415,736
	2016	2.221	2.230	574,035
	2015	2.279	2.221	705,331
	2014	1.908	2.279	666,380
	2013	1.301	1.908	798,330
	2012	1.105	1.301	818,588
	2011	1.087	1.105	900,024
	2010	0.877	1.087	1,110,105
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.675	1.688	—
	2013	1.278	1.675	946,918
	2012	1.120	1.278	997,587
	2011	1.204	1.120	1,014,699
	2010	1.041	1.204	1,134,861
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)	2019	2.742	3.580	37,002
	2018	2.905	2.742	38,420
	2017	2.457	2.905	54,320
	2016	2.154	2.457	75,631
	2015	2.269	2.154	80,751
	2014	2.013	2.269	94,436
	2013	1.612	2.013	52,484
	2012	1.422	1.612	61,448
	2011	1.329	1.422	57,718
	2010	1.193	1.329	87,789
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)	2019	4.205	5.513	511,782
19

Gold Track — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	4.238	4.205	547,571
	2017	3.397	4.238	655,225
	2016	3.188	3.397	626,125
	2015	2.927	3.188	641,175
	2014	2.589	2.927	656,217
	2013	1.893	2.589	702,521
	2012	1.586	1.893	737,333
	2011	1.609	1.586	760,582
	2010	1.477	1.609	832,798
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)	2019	3.397	4.344	163,172
	2018	3.758	3.397	253,090
	2017	3.299	3.758	254,956
	2016	2.943	3.299	307,758
	2015	3.054	2.943	315,224
	2014	2.756	3.054	374,090
	2013	2.099	2.756	401,938
	2012	1.816	2.099	403,735
	2011	1.744	1.816	424,412
	2010	1.606	1.744	418,389
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)	2019	3.161	3.978	56,126
	2018	3.080	3.161	53,868
	2017	2.499	3.080	88,827
	2016	2.381	2.499	89,659
	2015	2.509	2.381	110,129
	2014	2.431	2.509	94,379
	2013	1.666	2.431	107,961
	2012	1.406	1.666	106,125
	2011	1.398	1.406	69,239
	2010	1.126	1.398	106,110
LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)	2011	1.104	1.191	—
	2010	1.073	1.104	903,028
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Core Plus VIT Subaccount (10/96)	2019	2.652	2.952	61,237
	2018	2.735	2.652	70,443
	2017	2.607	2.735	102,475
	2016	2.514	2.607	97,577
	2015	2.504	2.514	92,729
	2014	2.532	2.504	93,121
	2013	2.337	2.532	100,217
	2012	1.999	2.337	106,077
	2011	1.968	1.999	110,910
	2010	1.701	1.968	126,578
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)	2011	1.045	1.035	—
	2010	0.965	1.045	43,466
LMPVIT Western Asset Variable Money Market Subaccount (10/96)	2010	1.382	1.378	—
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (10/96)	2019	3.258	4.095	110,412
	2018	3.316	3.258	133,349
	2017	2.863	3.316	339,810
	2016	2.717	2.863	342,022
	2015	2.786	2.717	348,538
	2014	2.569	2.786	324,651
	2013	2.182	2.569	261,427
	2012	1.987	2.182	310,965
	2011	2.003	1.987	357,833
	2010	1.800	2.003	401,515

Gold Track — Separate Account Charges 0.95%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (4/08)	2019	2.846	3.814	14,653
20

Gold Track — Separate Account Charges 0.95% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.159	2.846	14,653
	2017	2.426	3.159	14,653
	2016	2.434	2.426	1,394
	2015	2.298	2.434	—
	2014	2.267	2.298	—
	2013	1.772	2.267	—
	2012	1.459	1.772	3,206
	2011	1.617	1.459	2,570
	2010	1.461	1.617	1,062
American Funds Growth Subaccount (Class 2) (4/08)	2019	3.036	3.932	10,225
	2018	3.072	3.036	10,225
	2017	2.418	3.072	21,195
	2016	2.229	2.418	18,384
	2015	2.106	2.229	18,384
	2014	1.959	2.106	18,384
	2013	1.520	1.959	18,384
	2012	1.302	1.520	25,062
	2011	1.373	1.302	23,114
	2010	1.168	1.373	16,763
American Funds Growth-Income Subaccount (Class 2) (4/08)	2019	2.553	3.189	3,399
	2018	2.624	2.553	3,399
	2017	2.164	2.624	3,399
	2016	1.959	2.164	3,399
	2015	1.950	1.959	87
	2014	1.779	1.950	87
	2013	1.345	1.779	4,592
	2012	1.156	1.345	8,158
	2011	1.189	1.156	7,197
	2010	1.077	1.189	16,430
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/07)	2019	2.800	3.194	23,099
	2018	2.898	2.800	25,101
	2017	2.705	2.898	25,103
	2016	2.387	2.705	25,105
	2015	2.501	2.387	26,618
	2014	2.439	2.501	30,997
	2013	2.240	2.439	39,281
	2012	1.934	2.240	64,669
	2011	1.903	1.934	67,242
	2010	1.653	1.903	66,223
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.618	2.043	111,845
	2018	1.816	1.618	128,654
	2017	1.491	1.816	126,819
	2016	1.381	1.491	158,897
	2015	1.423	1.381	162,088
	2014	1.367	1.423	162,446
	2013	1.066	1.367	165,997
	2012	0.922	1.066	192,328
	2011	1.073	0.922	191,702
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/07)	2019	2.094	2.671	—
	2018	2.494	2.094	—
	2017	2.254	2.494	—
	2016	1.734	2.254	—
	2015	1.851	1.734	—
	2014	1.837	1.851	—
	2013	1.400	1.837	—
	2012	1.198	1.400	5,879
	2011	1.329	1.198	5,040
	2010	1.119	1.329	4,814
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2019	3.099	3.713	1,558
	2018	3.634	3.099	1,558
	2017	2.853	3.634	3,953
	2016	2.575	2.853	3,798
	2015	3.011	2.575	3,798
	2014	3.242	3.011	3,798
	2013	3.438	3.242	4,543
	2012	2.914	3.438	34,464
	2011	3.607	2.914	43,278
	2010	2.936	3.607	56,484
21

Gold Track — Separate Account Charges 0.95% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	2.517	3.287	1,984
	2018	2.712	2.517	1,984
	2017	2.245	2.712	1,984
	2016	2.093	2.245	1,167
	2015	2.023	2.093	2,922
	2014	1.797	2.023	2,922
	2013	1.352	1.797	2,922
	2012	1.203	1.352	12,830
	2011	1.212	1.203	21,167
	2010	1.087	1.212	21,330
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.227	1.520	35,875
	2018	1.351	1.227	35,875
	2017	1.229	1.351	46,284
	2016	1.227	1.229	47,094
	2015	1.254	1.227	49,075
	2014	1.114	1.254	49,075
	2013	1.083	1.114	85,036
	2012	0.866	1.083	140,433
	2011	0.923	0.866	151,360
	2010	0.801	0.923	127,913
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	3.772	3.937	—
	2013	2.950	3.772	666,720
	2012	2.424	2.950	829,919
	2011	2.641	2.424	938,090
	2010	2.431	2.641	981,682
BHFTI FOF - American Funds® Balanced Allocation Subaccount (Class C) (4/08)	2019	1.552	1.837	1,320
	2018	1.637	1.552	1,320
	2017	1.415	1.637	23,991
	2016	1.325	1.415	26,277
	2015	1.347	1.325	24,957
	2014	1.282	1.347	—
	2013	1.092	1.282	—
	2012	0.971	1.092	2,194
	2011	1.002	0.971	1,970
	2010	0.902	1.002	1,609
BHFTI FOF - American Funds® Growth Allocation Subaccount (Class C) (4/08)	2019	1.608	1.969	4,425
	2018	1.723	1.608	4,425
	2017	1.433	1.723	4,425
	2016	1.328	1.433	4,425
	2015	1.351	1.328	4,425
	2014	1.282	1.351	4,425
	2013	1.034	1.282	4,425
	2012	0.899	1.034	18,438
	2011	0.953	0.899	35,660
	2010	0.848	0.953	29,654
BHFTI FOF - American Funds® Moderate Allocation Subaccount (Class C) (4/08)	2019	1.475	1.697	10,643
	2018	1.542	1.475	10,643
	2017	1.378	1.542	10,643
	2016	1.300	1.378	10,296
	2015	1.322	1.300	10,296
	2014	1.258	1.322	10,296
	2013	1.118	1.258	10,296
	2012	1.019	1.118	180,497
	2011	1.026	1.019	22,838
	2010	0.943	1.026	13,247
BHFTI Harris Oakmark International Subaccount (Class A) (4/08)	2019	2.569	3.176	7,014
	2018	3.400	2.569	7,014
	2017	2.625	3.400	17,754
	2016	2.444	2.625	15,984
	2015	2.578	2.444	15,581
	2014	2.755	2.578	15,236
	2013	2.126	2.755	17,258
	2012	1.658	2.126	18,222
	2011	1.946	1.658	18,791
	2010	1.684	1.946	14,371
BHFTI Invesco Global Equity Subaccount (Class A) (4/06)	2019	1.776	2.320	586,910
22

Gold Track — Separate Account Charges 0.95% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.060	1.776	599,629
	2017	1.516	2.060	745,648
	2016	1.523	1.516	802,050
	2015	1.476	1.523	887,419
	2014	1.455	1.476	907,788
	2013	1.153	1.455	936,790
	2012	0.958	1.153	1,158,227
	2011	1.054	0.958	1,263,293
	2010	0.915	1.054	1,330,900
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/08)	2019	2.763	3.411	1,783
	2018	3.057	2.763	1,783
	2017	2.457	3.057	1,783
	2016	2.220	2.457	616
	2015	2.274	2.220	616
	2014	2.122	2.274	4,153
	2013	1.524	2.122	4,153
	2012	1.299	1.524	3,570
	2011	1.322	1.299	3,537
	2010	1.055	1.322	3,537
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/08)	2019	1.777	2.104	4,366
	2018	2.080	1.777	6,057
	2017	2.026	2.080	14,435
	2016	1.563	2.026	15,443
	2015	1.702	1.563	15,443
	2014	1.641	1.702	15,443
	2013	1.244	1.641	35,767
	2012	1.086	1.244	39,054
	2011	1.219	1.086	55,644
	2010	1.030	1.219	46,202
BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)	2011	0.683	0.728	—
	2010	0.643	0.683	14,859
BHFTI Loomis Sayles Global Allocation Subaccount (Class A) (4/07)	2019	5.201	6.587	39,909
	2018	5.538	5.201	41,598
	2017	4.533	5.538	42,447
	2016	4.358	4.533	42,461
	2015	4.336	4.358	61,184
	2014	4.218	4.336	64,870
	2013	3.629	4.218	72,366
	2012	3.125	3.629	148,703
	2011	3.195	3.125	245,229
	2010	2.635	3.195	223,531
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	4.680	5.740	469,832
	2018	5.070	4.680	505,463
	2017	4.312	5.070	543,015
	2016	4.227	4.312	568,861
	2015	4.436	4.227	623,285
	2014	3.925	4.436	642,002
BHFTI Loomis Sayles Growth Subaccount (Class B) (4/08)	2019	1.690	2.069	3,453
	2018	1.835	1.690	15,170
	2017	1.565	1.835	15,170
	2016	1.538	1.565	15,170
	2015	1.618	1.538	15,170
	2014	1.372	1.618	15,170
	2013	0.950	1.372	3,453
	2012	0.809	0.950	13,152
	2011	0.790	0.809	13,250
	2010	0.644	0.790	—
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	2.681	2.768	—
	2015	2.758	2.681	1,724
	2014	2.649	2.758	2,980
	2013	2.472	2.649	2,980
	2012	2.205	2.472	9,897
	2011	2.123	2.205	11,981
	2010	1.894	2.123	11,472
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.553	1.974	63,589
23

Gold Track — Separate Account Charges 0.95% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.823	1.553	63,770
	2017	1.436	1.823	75,653
	2016	1.463	1.436	75,653
	2015	1.503	1.463	81,089
	2014	1.631	1.503	88,183
	2013	1.381	1.631	94,220
	2012	1.195	1.381	130,922
	2011	1.351	1.195	128,809
	2010	1.224	1.351	14,240
BHFTI MLA Mid Cap Subaccount (Class A) (4/08)	2013	2.521	2.738	—
	2012	2.410	2.521	43,370
	2011	2.565	2.410	46,725
	2010	2.101	2.565	46,353
BHFTI Morgan Stanley Discovery Subaccount (Class B) (4/08)	2019	1.873	2.600	—
	2018	1.717	1.873	—
	2017	1.239	1.717	—
	2016	1.366	1.239	—
	2015	1.452	1.366	—
	2014	1.452	1.452	—
	2013	1.054	1.452	—
	2012	0.974	1.054	8,068
	2011	1.056	0.974	4,708
	2010	0.807	1.056	2,579
BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)	2012	0.883	0.994	—
	2011	0.900	0.883	2,223,159
	2010	0.829	0.900	2,320,012
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)	2019	1.389	1.493	33,645
	2018	1.433	1.389	39,224
	2017	1.394	1.433	44,838
	2016	1.338	1.394	47,849
	2015	1.391	1.338	45,620
	2014	1.361	1.391	53,060
	2013	1.510	1.361	65,498
	2012	1.394	1.510	110,666
	2011	1.263	1.394	121,981
	2010	1.180	1.263	104,954
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	2.047	2.200	11,510
	2018	2.072	2.047	92,054
	2017	2.002	2.072	32,980
	2016	1.969	2.002	35,762
	2015	1.988	1.969	35,750
	2014	1.926	1.988	34,858
	2013	1.983	1.926	65,941
	2012	1.832	1.983	206,468
	2011	1.792	1.832	163,487
	2010	1.673	1.792	150,555
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	2.286	2.305	—
	2015	2.307	2.286	29,457
	2014	2.095	2.307	29,111
	2013	1.589	2.095	31,368
	2012	1.451	1.589	41,956
	2011	1.535	1.451	43,154
	2010	1.333	1.535	43,522
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	2.583	2.653	—
	2015	2.642	2.583	11,360
	2014	2.550	2.642	12,022
	2013	2.535	2.550	12,708
	2012	2.293	2.535	27,460
	2011	2.234	2.293	27,681
	2010	2.010	2.234	28,819
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)	2019	9.878	12.379	388
24

Gold Track — Separate Account Charges 0.95% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	10.978	9.878	388
	2017	9.477	10.978	388
	2016	8.251	9.477	388
	2015	8.640	8.251	105
	2014	7.700	8.640	—
	2013	5.811	7.700	—
	2012	4.973	5.811	723
	2011	5.230	4.973	455
	2010	4.512	5.230	179
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	2.086	2.616	—
	2018	2.316	2.086	—
	2017	1.997	2.316	—
	2016	1.737	1.997	—
	2015	1.817	1.737	—
	2014	1.658	1.817	—
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/08)	2019	1.977	2.525	4,313
	2018	2.221	1.977	7,444
	2017	2.048	2.221	16,349
	2016	1.790	2.048	17,339
	2015	1.986	1.790	17,339
	2014	1.828	1.986	17,339
	2013	1.416	1.828	38,795
	2012	1.247	1.416	38,002
	2011	1.307	1.247	37,553
	2010	1.051	1.307	33,884
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	2.083	2.266	1,518
	2018	2.111	2.083	1,518
	2017	2.047	2.111	1,518
	2016	2.004	2.047	2,087
	2015	2.011	2.004	2,087
	2014	1.896	2.011	8,272
	2013	1.929	1.896	2,087
	2012	1.811	1.929	35,627
	2011	1.715	1.811	31,444
	2010	1.599	1.715	44,528
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	2.582	3.398	114,603
	2018	2.545	2.582	116,269
	2017	1.918	2.545	120,263
	2016	1.935	1.918	120,282
	2015	1.838	1.935	127,689
	2014	1.704	1.838	143,566
	2013	1.282	1.704	148,163
	2012	1.131	1.282	268,096
	2011	1.254	1.131	343,116
	2010	1.057	1.254	378,795
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)	2019	1.276	1.289	90,343
	2018	1.267	1.276	90,366
	2017	1.270	1.267	87,396
	2016	1.280	1.270	140,057
	2015	1.292	1.280	104,410
	2014	1.304	1.292	58,730
	2013	1.317	1.304	82,054
	2012	1.329	1.317	416,830
	2011	1.342	1.329	355,483
	2010	1.350	1.342	336,911
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (2/06)	2019	1.498	1.658	665
	2018	1.553	1.498	665
	2017	1.466	1.553	665
	2016	1.416	1.466	—
	2015	1.438	1.416	—
	2014	1.390	1.438	—
	2013	1.345	1.390	—
	2012	1.244	1.345	538
	2011	1.216	1.244	166
	2010	1.116	1.216	122
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (2/06)	2019	1.577	1.806	24,376
25

Gold Track — Separate Account Charges 0.95% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.666	1.577	24,513
	2017	1.520	1.666	26,522
	2016	1.446	1.520	26,662
	2015	1.476	1.446	30,876
	2014	1.420	1.476	48,115
	2013	1.293	1.420	68,673
	2012	1.171	1.293	85,202
	2011	1.170	1.171	78,809
	2010	1.059	1.170	78,789
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (2/06)	2019	1.633	1.932	836,228
	2018	1.757	1.633	903,906
	2017	1.546	1.757	931,918
	2016	1.457	1.546	947,386
	2015	1.490	1.457	982,561
	2014	1.432	1.490	1,021,603
	2013	1.225	1.432	1,066,272
	2012	1.092	1.225	1,213,664
	2011	1.118	1.092	1,316,827
	2010	0.997	1.118	1,438,370
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (2/06)	2019	1.665	2.041	1,218,526
	2018	1.830	1.665	1,298,092
	2017	1.550	1.830	1,325,008
	2016	1.447	1.550	1,396,358
	2015	1.486	1.447	1,494,487
	2014	1.426	1.486	1,527,651
	2013	1.158	1.426	1,565,886
	2012	1.013	1.158	1,664,717
	2011	1.063	1.013	1,765,459
	2010	0.935	1.063	1,945,730
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (4/07)	2019	2.993	3.646	200,576
	2018	3.139	2.993	204,833
	2017	2.753	3.139	239,260
	2016	2.597	2.753	248,887
	2015	2.556	2.597	281,028
	2014	2.334	2.556	299,413
	2013	1.954	2.334	314,901
	2012	1.756	1.954	375,447
	2011	1.707	1.756	400,644
	2010	1.572	1.707	413,597
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	2.283	2.961	28,022
	2018	2.307	2.283	28,021
	2017	1.956	2.307	28,021
	2016	1.840	1.956	28,023
	2015	1.814	1.840	5,202
	2014	1.655	1.814	5,841
	2013	1.250	1.655	7,477
	2012	1.118	1.250	13,866
	2011	1.176	1.118	11,964
	2010	1.060	1.176	37,003
BHFTII FI Value Leaders Subaccount (Class D) (4/08)	2013	1.505	1.660	—
	2012	1.314	1.505	—
	2011	1.415	1.314	—
	2010	1.248	1.415	—
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	2.694	3.550	20,160
	2018	2.887	2.694	20,160
	2017	2.329	2.887	24,820
	2016	2.233	2.329	27,698
	2015	2.193	2.233	29,843
	2014	1.994	2.193	35,288
	2013	1.518	1.994	35,828
	2012	1.382	1.518	70,905
	2011	1.440	1.382	73,221
	2010	1.262	1.440	81,693
BHFTII Jennison Growth Subaccount (Class A) (4/12)	2019	2.069	2.722	1,000,575
26

Gold Track — Separate Account Charges 0.95% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.081	2.069	1,012,331
	2017	1.530	2.081	1,174,324
	2016	1.542	1.530	1,200,136
	2015	1.405	1.542	1,375,304
	2014	1.301	1.405	1,385,670
	2013	0.959	1.301	1,455,802
	2012	0.990	0.959	1,976,009
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2012	0.876	1.002	—
	2011	0.882	0.876	39,364
	2010	0.800	0.882	40,206
BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)	2019	2.319	2.495	89,671
	2018	2.345	2.319	98,765
	2017	2.293	2.345	100,019
	2016	2.261	2.293	110,061
	2015	2.277	2.261	126,816
	2014	2.173	2.277	135,525
	2013	2.246	2.173	152,068
	2012	2.182	2.246	174,755
	2011	2.049	2.182	198,142
	2010	1.951	2.049	201,885
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/06)	2011	0.991	1.076	—
	2010	0.865	0.991	192,385
BHFTII MetLife MSCI EAFE® Index Subaccount (Class A) (11/07)	2019	1.901	2.296	80,784
	2018	2.230	1.901	90,100
	2017	1.802	2.230	94,256
	2016	1.795	1.802	98,433
	2015	1.833	1.795	132,599
	2014	1.968	1.833	137,192
	2013	1.630	1.968	141,031
	2012	1.391	1.630	158,603
	2011	1.605	1.391	201,141
	2010	1.498	1.605	202,270
BHFTII MetLife Russell 2000® Index Subaccount (Class A) (11/07)	2019	3.375	4.200	250,349
	2018	3.827	3.375	262,063
	2017	3.369	3.827	276,090
	2016	2.805	3.369	280,865
	2015	2.958	2.805	303,043
	2014	2.843	2.958	314,040
	2013	2.071	2.843	342,985
	2012	1.797	2.071	381,216
	2011	1.892	1.797	400,547
	2010	1.505	1.892	408,606
BHFTII MetLife Stock Index Subaccount (Class A) (4/07)	2019	4.241	5.510	484,490
	2018	4.487	4.241	496,440
	2017	3.726	4.487	551,429
	2016	3.368	3.726	596,212
	2015	3.360	3.368	700,858
	2014	2.992	3.360	732,360
	2013	2.287	2.992	756,703
	2012	1.995	2.287	1,009,317
	2011	1.977	1.995	1,092,450
	2010	1.738	1.977	1,177,222
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	2.074	2.074	—
	2018	2.147	2.074	—
	2017	2.019	2.147	—
	2016	1.726	2.019	—
	2015	1.857	1.726	—
	2014	1.709	1.857	—
	2013	1.310	1.709	—
	2012	1.160	1.310	21,013
	2011	1.148	1.160	16,864
	2010	1.064	1.148	12,521
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	3.457	4.114	22,316
27

Gold Track — Separate Account Charges 0.95% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.704	3.457	22,317
	2017	3.332	3.704	23,470
	2016	3.087	3.332	23,470
	2015	3.127	3.087	24,095
	2014	2.912	3.127	23,472
	2013	2.475	2.912	23,722
	2012	2.244	2.475	52,771
	2011	2.217	2.244	47,753
	2010	2.037	2.217	45,172
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.669	3.440	8,523
	2018	2.996	2.669	19,210
	2017	2.563	2.996	34,988
	2016	2.262	2.563	37,926
	2015	2.287	2.262	37,926
	2014	2.084	2.287	42,309
	2013	1.550	2.084	64,777
	2012	1.341	1.550	81,153
	2011	1.343	1.341	81,153
	2010	1.216	1.343	78,722
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	4.251	5.461	11,381
	2018	4.600	4.251	11,392
	2017	4.012	4.600	11,403
	2016	3.413	4.012	11,416
	2015	3.425	3.413	11,430
	2014	3.458	3.425	13,727
	2013	2.757	3.458	15,810
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)	2019	3.617	4.679	40,813
	2018	3.694	3.617	1,316
	2017	2.794	3.694	1,316
	2016	2.778	2.794	4,191
	2015	2.538	2.778	4,191
	2014	2.354	2.538	6,269
	2013	1.713	2.354	4,256
	2012	1.457	1.713	7,313
	2011	1.491	1.457	6,259
	2010	1.289	1.491	5,114
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	4.180	5.500	33,289
	2018	4.527	4.180	37,158
	2017	3.730	4.527	38,467
	2016	3.377	3.730	48,504
	2015	3.328	3.377	68,151
	2014	3.150	3.328	68,948
	2013	2.206	3.150	69,345
	2012	1.921	2.206	83,116
	2011	1.912	1.921	86,919
	2010	1.433	1.912	107,762
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	36.998	41.957	592
	2018	38.827	36.998	592
	2017	36.217	38.827	592
	2016	34.780	36.217	949
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	2.142	2.253	51,708
	2018	2.139	2.142	51,708
	2017	2.115	2.139	51,708
	2016	2.105	2.115	51,708
	2015	2.110	2.105	51,708
	2014	2.069	2.110	51,802
	2013	2.101	2.069	54,525
	2012	2.049	2.101	86,034
	2011	1.957	2.049	88,960
	2010	1.865	1.957	88,089
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (5/01)	2019	3.024	3.932	—
28

Gold Track — Separate Account Charges 0.95% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.270	3.024	—
	2017	2.715	3.270	—
	2016	2.544	2.715	—
	2015	2.558	2.544	—
	2014	2.313	2.558	—
	2013	1.783	2.313	—
	2012	1.550	1.783	91,427
	2011	1.609	1.550	120,586
	2010	1.390	1.609	95,281
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)	2019	2.562	3.294	—
	2018	2.727	2.562	—
	2017	2.229	2.727	—
	2016	2.192	2.229	—
	2015	2.191	2.192	—
	2014	1.999	2.191	—
	2013	1.459	1.999	—
	2012	1.205	1.459	16,938
	2011	1.251	1.205	16,496
	2010	1.071	1.251	16,024
Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)	2019	3.444	4.347	213,375
	2018	3.791	3.444	224,054
	2017	3.390	3.791	261,207
	2016	2.900	3.390	272,277
	2015	3.049	2.900	283,923
	2014	2.831	3.049	318,947
	2013	2.230	2.831	334,037
	2012	1.919	2.230	506,988
	2011	1.919	1.919	575,234
	2010	1.682	1.919	616,171
Fidelity VIP High Income Subaccount (Initial Class) (10/96)	2019	2.074	2.365	37,842
	2018	2.165	2.074	47,181
	2017	2.044	2.165	49,487
	2016	1.801	2.044	54,583
	2015	1.886	1.801	57,329
	2014	1.883	1.886	70,507
	2013	1.794	1.883	83,526
	2012	1.585	1.794	134,133
	2011	1.539	1.585	152,855
	2010	1.365	1.539	239,421
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)	2019	3.759	4.587	—
	2018	4.453	3.759	—
	2017	3.730	4.453	—
	2016	3.364	3.730	—
	2015	3.452	3.364	—
	2014	3.287	3.452	—
	2013	2.442	3.287	—
	2012	2.152	2.442	25,039
	2011	2.437	2.152	29,826
	2010	1.914	2.437	25,414
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)	2019	2.100	2.635	—
	2018	2.518	2.100	—
	2017	1.810	2.518	—
	2016	1.556	1.810	—
	2015	1.954	1.556	—
	2014	2.153	1.954	—
	2013	2.194	2.153	—
	2012	1.958	2.194	—
	2011	2.349	1.958	—
	2010	2.016	2.349	—
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)	2019	1.580	1.761	—
	2018	1.886	1.580	—
	2017	1.632	1.886	—
	2016	1.537	1.632	—
	2015	1.660	1.537	—
	2014	1.885	1.660	—
	2013	1.548	1.885	—
	2012	1.322	1.548	—
	2011	1.493	1.322	—
	2010	1.390	1.493	—
29

Gold Track — Separate Account Charges 0.95% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Janus Aspen Series
Janus Henderson Enterprise Subaccount (Service Shares) (5/01)	2019	3.018	4.040	—
	2018	3.067	3.018	—
	2017	2.437	3.067	—
	2016	2.194	2.437	—
	2015	2.135	2.194	—
	2014	1.920	2.135	—
	2013	1.468	1.920	—
	2012	1.267	1.468	17,502
	2011	1.300	1.267	16,598
	2010	1.046	1.300	23,713
Janus Henderson Global Research Subaccount (Service Shares) (5/01)	2019	1.352	1.723	—
	2018	1.468	1.352	—
	2017	1.170	1.468	—
	2016	1.160	1.170	—
	2015	1.202	1.160	—
	2014	1.132	1.202	—
	2013	0.892	1.132	—
	2012	0.752	0.892	9,907
	2011	0.882	0.752	7,620
	2010	0.771	0.882	6,101
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)	2019	2.278	2.822	—
	2018	2.509	2.278	—
	2017	2.178	2.509	—
	2016	2.173	2.178	—
	2015	2.232	2.173	—
	2014	1.872	2.232	—
	2013	1.279	1.872	—
	2012	1.087	1.279	—
	2011	1.071	1.087	—
	2010	0.865	1.071	—
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.644	1.656	—
	2013	1.256	1.644	—
	2012	1.103	1.256	18,649
	2011	1.187	1.103	18,284
	2010	1.027	1.187	22,035
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)	2019	4.078	5.339	22,075
	2018	4.117	4.078	31,696
	2017	3.305	4.117	31,710
	2016	3.107	3.305	31,718
	2015	2.857	3.107	33,843
	2014	2.530	2.857	35,433
	2013	1.853	2.530	29,734
	2012	1.554	1.853	50,176
	2011	1.579	1.554	57,718
	2010	1.452	1.579	57,102
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)	2019	3.296	4.207	116,558
	2018	3.651	3.296	119,812
	2017	3.210	3.651	125,500
	2016	2.868	3.210	149,257
	2015	2.981	2.868	157,093
	2014	2.694	2.981	178,631
	2013	2.054	2.694	184,983
	2012	1.780	2.054	223,098
	2011	1.712	1.780	231,084
	2010	1.579	1.712	231,684
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)	2019	3.078	3.868	—
	2018	3.004	3.078	—
	2017	2.441	3.004	—
	2016	2.329	2.441	—
	2015	2.459	2.329	—
	2014	2.385	2.459	—
	2013	1.637	2.385	—
	2012	1.384	1.637	8,509
	2011	1.378	1.384	31,182
	2010	1.111	1.378	29,813
LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)	2011	1.080	1.165	—
	2010	1.051	1.080	161,961
30

Gold Track — Separate Account Charges 0.95% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Core Plus VIT Subaccount (10/96)	2019	2.566	2.851	3,396
	2018	2.650	2.566	3,396
	2017	2.529	2.650	3,794
	2016	2.442	2.529	3,794
	2015	2.437	2.442	3,794
	2014	2.468	2.437	8,541
	2013	2.281	2.468	8,541
	2012	1.954	2.281	9,355
	2011	1.926	1.954	11,072
	2010	1.668	1.926	10,764
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)	2011	1.034	1.024	—
	2010	0.956	1.034	—
LMPVIT Western Asset Variable Money Market Subaccount (10/96)	2010	1.355	1.351	—
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (10/96)	2019	3.151	3.955	53,108
	2018	3.212	3.151	53,185
	2017	2.777	3.212	59,040
	2016	2.639	2.777	64,233
	2015	2.711	2.639	68,813
	2014	2.504	2.711	68,840
	2013	2.129	2.504	75,920
	2012	1.942	2.129	112,311
	2011	1.961	1.942	123,968
	2010	1.765	1.961	147,201

Gold Track — Separate Account Charges 1.15%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (4/08)	2019	2.764	3.696	61,004
	2018	3.074	2.764	97,233
	2017	2.365	3.074	223,805
	2016	2.378	2.365	255,435
	2015	2.249	2.378	307,639
	2014	2.224	2.249	290,167
	2013	1.741	2.224	323,600
	2012	1.437	1.741	337,993
	2011	1.596	1.437	383,744
	2010	1.444	1.596	425,037
American Funds Growth Subaccount (Class 2) (4/08)	2019	2.948	3.811	158,021
	2018	2.989	2.948	283,812
	2017	2.357	2.989	523,076
	2016	2.178	2.357	669,670
	2015	2.062	2.178	781,717
	2014	1.922	2.062	761,871
	2013	1.494	1.922	828,979
	2012	1.282	1.494	901,938
	2011	1.355	1.282	1,046,208
	2010	1.155	1.355	1,070,611
American Funds Growth-Income Subaccount (Class 2) (4/08)	2019	2.479	3.091	185,284
	2018	2.553	2.479	219,982
	2017	2.110	2.553	253,504
	2016	1.914	2.110	541,459
	2015	1.909	1.914	566,615
	2014	1.745	1.909	530,709
	2013	1.322	1.745	622,325
	2012	1.139	1.322	736,990
	2011	1.173	1.139	910,550
	2010	1.065	1.173	951,371
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/07)	2019	2.684	3.055	39,256
31

Gold Track — Separate Account Charges 1.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.784	2.684	35,563
	2017	2.603	2.784	74,490
	2016	2.302	2.603	119,642
	2015	2.416	2.302	143,454
	2014	2.361	2.416	153,102
	2013	2.173	2.361	153,193
	2012	1.880	2.173	175,421
	2011	1.854	1.880	189,908
	2010	1.613	1.854	228,281
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.576	1.987	97,246
	2018	1.773	1.576	96,795
	2017	1.459	1.773	119,888
	2016	1.354	1.459	398,905
	2015	1.398	1.354	897,231
	2014	1.346	1.398	862,106
	2013	1.051	1.346	771,658
	2012	0.911	1.051	752,907
	2011	1.062	0.911	670,237
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/07)	2019	2.034	2.589	3,663
	2018	2.427	2.034	25,316
	2017	2.198	2.427	25,616
	2016	1.694	2.198	47,854
	2015	1.812	1.694	128,705
	2014	1.802	1.812	135,113
	2013	1.376	1.802	216,717
	2012	1.180	1.376	249,324
	2011	1.311	1.180	234,467
	2010	1.106	1.311	322,476
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2019	2.976	3.559	10,982
	2018	3.497	2.976	11,453
	2017	2.751	3.497	12,408
	2016	2.488	2.751	23,694
	2015	2.915	2.488	23,648
	2014	3.145	2.915	33,217
	2013	3.342	3.145	34,300
	2012	2.839	3.342	36,314
	2011	3.520	2.839	30,678
	2010	2.871	3.520	41,359
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	2.417	3.150	1,714
	2018	2.609	2.417	2,345
	2017	2.165	2.609	2,008
	2016	2.022	2.165	1,677
	2015	1.958	2.022	1,062
	2014	1.743	1.958	295
	2013	1.314	1.743	76,800
	2012	1.171	1.314	71,598
	2011	1.182	1.171	55,400
	2010	1.063	1.182	100,710
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.196	1.479	61,226
	2018	1.320	1.196	87,128
	2017	1.203	1.320	260,190
	2016	1.203	1.203	511,256
	2015	1.232	1.203	496,516
	2014	1.097	1.232	496,847
	2013	1.069	1.097	571,386
	2012	0.856	1.069	580,431
	2011	0.914	0.856	576,141
	2010	0.795	0.914	582,009
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	3.645	3.801	—
	2013	2.855	3.645	916,963
	2012	2.352	2.855	1,059,779
	2011	2.567	2.352	1,162,410
	2010	2.367	2.567	1,309,700
BHFTI FOF - American Funds® Balanced Allocation Subaccount (Class C) (4/08)	2019	1.519	1.795	46,734
32

Gold Track — Separate Account Charges 1.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.606	1.519	82,455
	2017	1.390	1.606	257,684
	2016	1.304	1.390	332,956
	2015	1.329	1.304	343,078
	2014	1.268	1.329	301,402
	2013	1.082	1.268	281,582
	2012	0.964	1.082	167,327
	2011	0.996	0.964	159,420
	2010	0.898	0.996	136,063
BHFTI FOF - American Funds® Growth Allocation Subaccount (Class C) (4/08)	2019	1.574	1.924	81,397
	2018	1.690	1.574	110,716
	2017	1.409	1.690	139,501
	2016	1.308	1.409	160,107
	2015	1.333	1.308	104,385
	2014	1.267	1.333	52,262
	2013	1.025	1.267	141,843
	2012	0.892	1.025	100,351
	2011	0.948	0.892	78,944
	2010	0.845	0.948	101,434
BHFTI FOF - American Funds® Moderate Allocation Subaccount (Class C) (4/08)	2019	1.444	1.658	116,025
	2018	1.512	1.444	109,200
	2017	1.354	1.512	116,535
	2016	1.280	1.354	142,259
	2015	1.304	1.280	105,367
	2014	1.243	1.304	96,027
	2013	1.108	1.243	85,108
	2012	1.011	1.108	72,323
	2011	1.021	1.011	70,104
	2010	0.940	1.021	82,074
BHFTI Harris Oakmark International Subaccount (Class A) (4/08)	2019	2.483	3.064	—
	2018	3.293	2.483	—
	2017	2.547	3.293	—
	2016	2.376	2.547	—
	2015	2.512	2.376	—
	2014	2.690	2.512	—
	2013	2.080	2.690	—
	2012	1.625	2.080	—
	2011	1.911	1.625	—
	2010	1.657	1.911	—
BHFTI Invesco Global Equity Subaccount (Class A) (4/06)	2019	1.731	2.257	26,728
	2018	2.012	1.731	26,822
	2017	1.484	2.012	26,918
	2016	1.494	1.484	33,757
	2015	1.451	1.494	33,870
	2014	1.433	1.451	33,968
	2013	1.138	1.433	81,447
	2012	0.947	1.138	80,866
	2011	1.044	0.947	103,855
	2010	0.909	1.044	116,468
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/08)	2019	2.689	3.313	9,873
	2018	2.982	2.689	8,421
	2017	2.401	2.982	6,550
	2016	2.174	2.401	23,027
	2015	2.231	2.174	19,842
	2014	2.086	2.231	18,424
	2013	1.502	2.086	32,585
	2012	1.282	1.502	30,711
	2011	1.308	1.282	27,593
	2010	1.046	1.308	25,189
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/08)	2019	1.732	2.046	3,840
	2018	2.031	1.732	3,120
	2017	1.983	2.031	2,590
	2016	1.533	1.983	3,764
	2015	1.672	1.533	3,848
	2014	1.616	1.672	52,274
	2013	1.227	1.616	61,780
	2012	1.073	1.227	58,156
	2011	1.208	1.073	44,246
	2010	1.022	1.208	41,582
33

Gold Track — Separate Account Charges 1.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)	2011	0.676	0.720	—
	2010	0.638	0.676	2,108
BHFTI Loomis Sayles Global Allocation Subaccount (Class A) (4/07)	2019	4.974	6.287	1,299
	2018	5.308	4.974	1,299
	2017	4.353	5.308	1,299
	2016	4.193	4.353	1,742
	2015	4.180	4.193	1,582
	2014	4.075	4.180	1,594
	2013	3.513	4.075	1,605
	2012	3.031	3.513	1,617
	2011	3.105	3.031	12,144
	2010	2.566	3.105	11,826
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	4.476	5.480	334,296
	2018	4.859	4.476	376,046
	2017	4.141	4.859	393,439
	2016	4.067	4.141	707,135
	2015	4.277	4.067	775,627
	2014	3.790	4.277	811,646
BHFTI Loomis Sayles Growth Subaccount (Class B) (4/08)	2019	1.630	1.992	25,538
	2018	1.774	1.630	28,225
	2017	1.516	1.774	51,223
	2016	1.493	1.516	70,483
	2015	1.573	1.493	62,364
	2014	1.337	1.573	57,605
	2013	0.928	1.337	40,045
	2012	0.791	0.928	40,815
	2011	0.775	0.791	22,620
	2010	0.633	0.775	17,201
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	2.594	2.677	—
	2015	2.675	2.594	39,692
	2014	2.574	2.675	35,201
	2013	2.407	2.574	47,102
	2012	2.151	2.407	34,473
	2011	2.076	2.151	34,933
	2010	1.855	2.076	39,173
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.499	1.902	24,161
	2018	1.764	1.499	23,756
	2017	1.392	1.764	24,571
	2016	1.421	1.392	44,184
	2015	1.463	1.421	58,548
	2014	1.590	1.463	66,568
	2013	1.349	1.590	122,906
	2012	1.169	1.349	119,081
	2011	1.325	1.169	110,476
	2010	1.203	1.325	64,304
BHFTI MLA Mid Cap Subaccount (Class A) (4/08)	2013	2.450	2.659	—
	2012	2.347	2.450	192,496
	2011	2.503	2.347	210,836
	2010	2.054	2.503	276,944
BHFTI Morgan Stanley Discovery Subaccount (Class B) (4/08)	2019	1.808	2.505	1,075
	2018	1.661	1.808	1,137
	2017	1.201	1.661	1,137
	2016	1.327	1.201	1,137
	2015	1.413	1.327	3,772
	2014	1.415	1.413	3,723
	2013	1.030	1.415	27,973
	2012	0.953	1.030	23,545
	2011	1.036	0.953	19,936
	2010	0.793	1.036	17,715
BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)	2012	0.864	0.972	—
	2011	0.883	0.864	84,132
	2010	0.814	0.883	79,814
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)	2019	1.353	1.451	19,847
34

Gold Track — Separate Account Charges 1.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.399	1.353	24,109
	2017	1.363	1.399	15,264
	2016	1.311	1.363	169,045
	2015	1.366	1.311	205,926
	2014	1.339	1.366	191,982
	2013	1.488	1.339	232,880
	2012	1.377	1.488	284,516
	2011	1.249	1.377	233,791
	2010	1.170	1.249	233,097
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	1.976	2.119	21,704
	2018	2.004	1.976	79,373
	2017	1.940	2.004	171,943
	2016	1.912	1.940	498,370
	2015	1.934	1.912	527,920
	2014	1.878	1.934	512,148
	2013	1.937	1.878	610,215
	2012	1.793	1.937	524,687
	2011	1.758	1.793	508,642
	2010	1.644	1.758	578,756
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	2.200	2.216	—
	2015	2.224	2.200	60,321
	2014	2.024	2.224	67,850
	2013	1.539	2.024	81,633
	2012	1.407	1.539	83,672
	2011	1.491	1.407	92,595
	2010	1.298	1.491	97,643
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	2.486	2.552	—
	2015	2.547	2.486	65,530
	2014	2.464	2.547	74,500
	2013	2.454	2.464	75,505
	2012	2.224	2.454	178,042
	2011	2.171	2.224	162,513
	2010	1.958	2.171	165,254
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)	2019	9.320	11.656	—
	2018	10.379	9.320	—
	2017	8.977	10.379	—
	2016	7.832	8.977	—
	2015	8.217	7.832	—
	2014	7.338	8.217	—
	2013	5.549	7.338	—
	2012	4.758	5.549	—
	2011	5.014	4.758	—
	2010	4.334	5.014	—
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	2.014	2.520	54,185
	2018	2.240	2.014	53,679
	2017	1.935	2.240	102,669
	2016	1.687	1.935	102,141
	2015	1.768	1.687	105,609
	2014	1.616	1.768	121,758
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/08)	2019	1.920	2.448	7,925
	2018	2.161	1.920	10,982
	2017	1.997	2.161	33,612
	2016	1.749	1.997	46,494
	2015	1.944	1.749	46,744
	2014	1.793	1.944	44,985
	2013	1.392	1.793	62,332
	2012	1.228	1.392	69,361
	2011	1.290	1.228	54,327
	2010	1.039	1.290	54,704
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	1.997	2.168	70,495
35

Gold Track — Separate Account Charges 1.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.027	1.997	71,874
	2017	1.970	2.027	77,000
	2016	1.932	1.970	208,329
	2015	1.943	1.932	234,730
	2014	1.835	1.943	222,669
	2013	1.871	1.835	271,021
	2012	1.760	1.871	314,653
	2011	1.671	1.760	345,369
	2010	1.560	1.671	315,228
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	2.474	3.249	224,442
	2018	2.443	2.474	223,216
	2017	1.845	2.443	215,442
	2016	1.865	1.845	290,520
	2015	1.775	1.865	342,472
	2014	1.649	1.775	347,449
	2013	1.243	1.649	458,293
	2012	1.099	1.243	477,138
	2011	1.221	1.099	502,741
	2010	1.031	1.221	595,483
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)	2019	1.221	1.230	17,483
	2018	1.215	1.221	17,483
	2017	1.220	1.215	17,483
	2016	1.231	1.220	18,736
	2015	1.246	1.231	18,736
	2014	1.260	1.246	18,736
	2013	1.275	1.260	18,725
	2012	1.289	1.275	18,725
	2011	1.304	1.289	18,739
	2010	1.314	1.304	20,690
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (2/06)	2019	1.460	1.613	41,420
	2018	1.517	1.460	37,233
	2017	1.435	1.517	108,103
	2016	1.388	1.435	139,490
	2015	1.413	1.388	142,531
	2014	1.368	1.413	167,916
	2013	1.327	1.368	440,115
	2012	1.229	1.327	347,794
	2011	1.204	1.229	332,770
	2010	1.107	1.204	368,759
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (2/06)	2019	1.537	1.757	190,732
	2018	1.627	1.537	196,097
	2017	1.487	1.627	725,618
	2016	1.418	1.487	1,279,607
	2015	1.450	1.418	1,311,076
	2014	1.398	1.450	1,255,698
	2013	1.275	1.398	1,357,838
	2012	1.157	1.275	1,346,351
	2011	1.158	1.157	1,487,486
	2010	1.051	1.158	1,494,445
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (2/06)	2019	1.592	1.879	1,751,955
	2018	1.715	1.592	1,839,921
	2017	1.512	1.715	2,130,948
	2016	1.428	1.512	3,837,085
	2015	1.463	1.428	4,180,849
	2014	1.409	1.463	4,086,334
	2013	1.208	1.409	4,848,741
	2012	1.079	1.208	4,921,137
	2011	1.107	1.079	4,808,567
	2010	0.989	1.107	4,765,998
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (2/06)	2019	1.623	1.985	1,342,421
	2018	1.787	1.623	1,314,974
	2017	1.517	1.787	1,565,090
	2016	1.419	1.517	2,501,333
	2015	1.460	1.419	2,730,230
	2014	1.403	1.460	2,845,003
	2013	1.142	1.403	2,856,847
	2012	1.001	1.142	3,128,957
	2011	1.052	1.001	2,991,247
	2010	0.928	1.052	3,104,348
36

Gold Track — Separate Account Charges 1.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (4/07)	2019	2.862	3.480	126,835
	2018	3.009	2.862	148,743
	2017	2.643	3.009	161,765
	2016	2.499	2.643	227,118
	2015	2.465	2.499	235,071
	2014	2.255	2.465	239,913
	2013	1.892	2.255	246,649
	2012	1.703	1.892	308,424
	2011	1.659	1.703	307,575
	2010	1.531	1.659	354,602
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	2.192	2.837	190,243
	2018	2.219	2.192	194,930
	2017	1.885	2.219	192,970
	2016	1.777	1.885	228,161
	2015	1.755	1.777	220,720
	2014	1.605	1.755	242,663
	2013	1.214	1.605	270,717
	2012	1.088	1.214	309,571
	2011	1.147	1.088	303,370
	2010	1.036	1.147	332,691
BHFTII FI Value Leaders Subaccount (Class D) (4/08)	2013	1.459	1.609	—
	2012	1.277	1.459	125,105
	2011	1.377	1.277	152,347
	2010	1.217	1.377	164,483
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	2.587	3.402	78,210
	2018	2.777	2.587	83,781
	2017	2.245	2.777	90,250
	2016	2.157	2.245	103,830
	2015	2.123	2.157	161,825
	2014	1.934	2.123	155,329
	2013	1.475	1.934	161,467
	2012	1.346	1.475	173,731
	2011	1.405	1.346	177,509
	2010	1.234	1.405	218,821
BHFTII Jennison Growth Subaccount (Class A) (4/12)	2019	1.996	2.621	43,847
	2018	2.012	1.996	45,110
	2017	1.482	2.012	37,008
	2016	1.497	1.482	84,164
	2015	1.367	1.497	102,375
	2014	1.268	1.367	111,795
	2013	0.936	1.268	104,348
	2012	0.970	0.936	177,690
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2012	0.857	0.979	—
	2011	0.865	0.857	31,904
	2010	0.786	0.865	34,134
BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)	2019	2.218	2.382	123,679
	2018	2.248	2.218	139,172
	2017	2.202	2.248	152,103
	2016	2.176	2.202	205,322
	2015	2.196	2.176	196,336
	2014	2.099	2.196	217,718
	2013	2.174	2.099	243,589
	2012	2.117	2.174	254,615
	2011	1.992	2.117	287,632
	2010	1.900	1.992	304,159
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/06)	2011	0.981	1.065	—
	2010	0.858	0.981	376,649
BHFTII MetLife MSCI EAFE® Index Subaccount (Class A) (11/07)	2019	1.819	2.192	81,059
	2018	2.137	1.819	98,205
	2017	1.731	2.137	98,918
	2016	1.728	1.731	276,284
	2015	1.767	1.728	304,681
	2014	1.902	1.767	329,597
	2013	1.578	1.902	421,639
	2012	1.349	1.578	419,177
	2011	1.560	1.349	409,104
	2010	1.459	1.560	405,607
37

Gold Track — Separate Account Charges 1.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII MetLife Russell 2000® Index Subaccount (Class A) (11/07)	2019	3.228	4.009	60,497
	2018	3.668	3.228	69,520
	2017	3.236	3.668	96,808
	2016	2.699	3.236	209,189
	2015	2.852	2.699	219,212
	2014	2.746	2.852	241,869
	2013	2.005	2.746	283,372
	2012	1.743	2.005	302,245
	2011	1.839	1.743	306,203
	2010	1.466	1.839	342,008
BHFTII MetLife Stock Index Subaccount (Class A) (4/07)	2019	4.056	5.260	150,337
	2018	4.301	4.056	223,646
	2017	3.579	4.301	218,122
	2016	3.241	3.579	567,694
	2015	3.240	3.241	561,226
	2014	2.891	3.240	619,430
	2013	2.214	2.891	701,377
	2012	1.935	2.214	698,925
	2011	1.921	1.935	715,941
	2010	1.692	1.921	697,013
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	2.009	2.009	—
	2018	2.081	2.009	—
	2017	1.961	2.081	4,798
	2016	1.680	1.961	14,437
	2015	1.811	1.680	19,296
	2014	1.670	1.811	16,096
	2013	1.282	1.670	24,187
	2012	1.138	1.282	29,043
	2011	1.128	1.138	9,497
	2010	1.048	1.128	6,667
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	3.307	3.927	270,830
	2018	3.550	3.307	325,689
	2017	3.200	3.550	359,313
	2016	2.970	3.200	1,009,565
	2015	3.015	2.970	1,129,927
	2014	2.813	3.015	1,175,069
	2013	2.396	2.813	1,340,382
	2012	2.177	2.396	1,512,010
	2011	2.154	2.177	1,626,988
	2010	1.984	2.154	1,746,941
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.592	3.334	349,866
	2018	2.915	2.592	460,188
	2017	2.499	2.915	515,002
	2016	2.210	2.499	1,030,883
	2015	2.239	2.210	1,171,097
	2014	2.044	2.239	1,233,695
	2013	1.523	2.044	1,410,861
	2012	1.321	1.523	1,541,857
	2011	1.325	1.321	1,632,316
	2010	1.203	1.325	1,772,834
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	4.082	5.233	41,889
	2018	4.426	4.082	42,553
	2017	3.868	4.426	44,136
	2016	3.297	3.868	126,430
	2015	3.316	3.297	127,741
	2014	3.354	3.316	127,267
	2013	2.677	3.354	139,118
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)	2019	3.474	4.485	39,588
	2018	3.556	3.474	41,816
	2017	2.695	3.556	38,784
	2016	2.685	2.695	34,306
	2015	2.457	2.685	27,939
	2014	2.284	2.457	31,532
	2013	1.665	2.284	13,875
	2012	1.419	1.665	9,522
	2011	1.455	1.419	23,928
	2010	1.261	1.455	25,576
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	4.014	5.271	164,567
38

Gold Track — Separate Account Charges 1.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	4.356	4.014	173,713
	2017	3.596	4.356	198,461
	2016	3.263	3.596	294,465
	2015	3.221	3.263	337,730
	2014	3.055	3.221	344,412
	2013	2.144	3.055	334,477
	2012	1.871	2.144	388,949
	2011	1.866	1.871	401,193
	2010	1.401	1.866	444,326
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	35.251	39.897	2,336
	2018	37.069	35.251	2,280
	2017	34.646	37.069	2,185
	2016	33.315	34.646	6,541
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	2.049	2.151	66,560
	2018	2.050	2.049	64,821
	2017	2.031	2.050	77,092
	2016	2.026	2.031	104,556
	2015	2.034	2.026	143,722
	2014	1.999	2.034	175,057
	2013	2.034	1.999	270,128
	2012	1.987	2.034	336,737
	2011	1.902	1.987	339,470
	2010	1.816	1.902	349,233
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (5/01)	2019	2.919	3.788	86,886
	2018	3.162	2.919	117,222
	2017	2.631	3.162	163,645
	2016	2.470	2.631	262,523
	2015	2.489	2.470	311,291
	2014	2.255	2.489	306,914
	2013	1.742	2.255	393,908
	2012	1.517	1.742	403,371
	2011	1.579	1.517	539,439
	2010	1.366	1.579	598,468
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)	2019	2.473	3.173	—
	2018	2.638	2.473	—
	2017	2.160	2.638	—
	2016	2.129	2.160	—
	2015	2.132	2.129	—
	2014	1.949	2.132	—
	2013	1.426	1.949	—
	2012	1.180	1.426	—
	2011	1.227	1.180	—
	2010	1.052	1.227	—
Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)	2019	3.294	4.150	4,070
	2018	3.634	3.294	5,610
	2017	3.256	3.634	5,652
	2016	2.791	3.256	9,572
	2015	2.939	2.791	13,167
	2014	2.735	2.939	15,489
	2013	2.159	2.735	36,180
	2012	1.862	2.159	35,802
	2011	1.865	1.862	54,453
	2010	1.638	1.865	61,084
Fidelity VIP High Income Subaccount (Initial Class) (10/96)	2019	1.984	2.258	2,337
	2018	2.075	1.984	2,337
	2017	1.963	2.075	2,337
	2016	1.733	1.963	2,337
	2015	1.819	1.733	2,337
	2014	1.819	1.819	2,337
	2013	1.736	1.819	2,337
	2012	1.538	1.736	2,337
	2011	1.495	1.538	2,337
	2010	1.329	1.495	2,480
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)	2019	3.629	4.418	267,788
39

Gold Track — Separate Account Charges 1.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	4.307	3.629	294,075
	2017	3.615	4.307	450,260
	2016	3.267	3.615	730,570
	2015	3.359	3.267	902,592
	2014	3.205	3.359	909,191
	2013	2.386	3.205	978,123
	2012	2.107	2.386	1,091,756
	2011	2.391	2.107	1,156,428
	2010	1.881	2.391	1,328,863
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)	2019	2.039	2.554	28,792
	2018	2.450	2.039	32,678
	2017	1.765	2.450	53,761
	2016	1.520	1.765	61,902
	2015	1.913	1.520	55,702
	2014	2.112	1.913	49,774
	2013	2.156	2.112	66,829
	2012	1.928	2.156	85,572
	2011	2.318	1.928	175,694
	2010	1.994	2.318	179,555
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)	2019	1.534	1.707	13,061
	2018	1.836	1.534	12,970
	2017	1.591	1.836	18,367
	2016	1.502	1.591	122,857
	2015	1.625	1.502	258,040
	2014	1.849	1.625	237,084
	2013	1.521	1.849	318,412
	2012	1.302	1.521	294,402
	2011	1.473	1.302	308,682
	2010	1.375	1.473	363,643
Janus Aspen Series
Janus Henderson Enterprise Subaccount (Service Shares) (5/01)	2019	2.913	3.892	37,924
	2018	2.967	2.913	32,483
	2017	2.361	2.967	26,012
	2016	2.131	2.361	41,224
	2015	2.077	2.131	52,134
	2014	1.872	2.077	49,774
	2013	1.434	1.872	65,996
	2012	1.240	1.434	103,439
	2011	1.276	1.240	48,843
	2010	1.028	1.276	45,118
Janus Henderson Global Research Subaccount (Service Shares) (5/01)	2019	1.305	1.660	22,020
	2018	1.420	1.305	22,296
	2017	1.134	1.420	23,738
	2016	1.127	1.134	23,481
	2015	1.169	1.127	11,757
	2014	1.104	1.169	12,063
	2013	0.872	1.104	18,154
	2012	0.736	0.872	18,430
	2011	0.865	0.736	18,713
	2010	0.758	0.865	18,713
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)	2019	2.199	2.719	41,274
	2018	2.427	2.199	45,247
	2017	2.111	2.427	51,345
	2016	2.110	2.111	126,973
	2015	2.172	2.110	151,738
	2014	1.825	2.172	165,484
	2013	1.249	1.825	179,240
	2012	1.064	1.249	193,706
	2011	1.051	1.064	205,748
	2010	0.850	1.051	242,292
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.603	1.613	—
	2013	1.227	1.603	178,951
	2012	1.079	1.227	181,388
	2011	1.164	1.079	181,822
	2010	1.010	1.164	267,353
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)	2019	2.554	3.323	4,056
40

Gold Track — Separate Account Charges 1.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.716	2.554	6,137
	2017	2.305	2.716	5,619
	2016	2.028	2.305	29,073
	2015	2.144	2.028	12,953
	2014	1.909	2.144	11,431
	2013	1.533	1.909	12,415
	2012	1.358	1.533	11,384
	2011	1.273	1.358	4,058
	2010	1.147	1.273	1,506
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)	2019	3.916	5.116	118,394
	2018	3.961	3.916	138,999
	2017	3.186	3.961	138,909
	2016	3.001	3.186	220,603
	2015	2.765	3.001	254,572
	2014	2.453	2.765	286,536
	2013	1.800	2.453	323,922
	2012	1.513	1.800	382,153
	2011	1.541	1.513	412,388
	2010	1.419	1.541	456,686
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)	2019	3.165	4.032	15,064
	2018	3.513	3.165	16,886
	2017	3.095	3.513	17,010
	2016	2.770	3.095	30,324
	2015	2.885	2.770	46,878
	2014	2.613	2.885	67,320
	2013	1.997	2.613	67,510
	2012	1.734	1.997	70,924
	2011	1.671	1.734	88,492
	2010	1.544	1.671	95,707
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)	2019	2.971	3.726	15,641
	2018	2.906	2.971	15,786
	2017	2.365	2.906	16,981
	2016	2.261	2.365	28,149
	2015	2.392	2.261	25,875
	2014	2.325	2.392	24,717
	2013	1.599	2.325	64,137
	2012	1.355	1.599	103,146
	2011	1.352	1.355	98,991
	2010	1.092	1.352	103,546
LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)	2011	1.050	1.132	—
	2010	1.024	1.050	96,385
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Core Plus VIT Subaccount (10/96)	2019	2.454	2.722	17,472
	2018	2.540	2.454	16,031
	2017	2.429	2.540	26,842
	2016	2.351	2.429	19,967
	2015	2.350	2.351	14,586
	2014	2.385	2.350	14,245
	2013	2.209	2.385	21,704
	2012	1.896	2.209	21,190
	2011	1.873	1.896	22,363
	2010	1.624	1.873	36,615
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)	2011	1.019	1.008	—
	2010	0.944	1.019	—
LMPVIT Western Asset Variable Money Market Subaccount (10/96)	2010	1.319	1.314	—
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (10/96)	2019	3.014	3.776	94,005
	2018	3.078	3.014	113,995
	2017	2.667	3.078	129,110
	2016	2.540	2.667	146,160
	2015	2.614	2.540	156,991
	2014	2.419	2.614	150,155
	2013	2.061	2.419	152,619
	2012	1.884	2.061	185,737
	2011	1.906	1.884	151,574
	2010	1.719	1.906	163,185
41

Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information
The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.
Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2019.
Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.
Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2019 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.
Effective on or about 2/25/05 The Travelers Series Trust-MFS® Emerging Growth Portfolio merged into The Travelers Series Trust-MFS® Mid Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust.-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-MFS® Value Portfolio merged into Met Investors Series Trust-MFS® Value Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-MFS® Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS® Total Return Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-MFS® Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.
42

Effective on or about 05/01/06, Janus Aspen Series-Balanced Portfolio was replaced by the Metropolitan Series Fund, Inc.-MFS® Total Return Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Franklin Templeton Variable Insurance Product Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS® Emerging Markets Equity Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.
Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS® Research International Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers® Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE® Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000® Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 4/30/2007, Fidelity Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio - Class A and is no longer available as a funding option.
Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio - Class A and is no longer available as a funding option.
43

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.
Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Fidelity® Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Met Investors Series Trust-MFS® Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS® Value Portfolio.
Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio – Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio – Class A and is no longer available as a funding option.
Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.
Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS® Research International Portfolio - Class B and is no longer available as a funding option.
Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio and is no longer available as a funding option.
44

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D merged into Metropolitan Series Fund-MFS® Value Portfolio - Class A and is no longer available as a funding option.
Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.
Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.
Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/30/2018, BHFT II-BlackRock Large Cap Value Portfolio merged into BHFT II-MFS Value Portfolio and is no longer available as a funding option.
45

CONDENSED FINANCIAL INFORMATION —
Gold Track Select BLIC

The following tables provide the Accumulation Unit Values information for the mid-range combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.
Gold Track Select BLIC — Separate Account Charges 0.60%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (5/04)	2019	2.996	4.028	839,616
	2018	3.314	2.996	962,492
	2017	2.536	3.314	1,009,305
	2016	2.535	2.536	1,086,515
	2015	2.385	2.535	1,251,931
	2014	2.345	2.385	1,449,098
	2013	1.826	2.345	1,550,822
	2012	1.499	1.826	2,004,861
	2011	1.655	1.499	3,069,218
	2010	1.490	1.655	2,735,685
American Funds Growth Subaccount (Class 2) (5/04)	2019	3.195	4.154	1,861,835
	2018	3.223	3.195	2,001,725
	2017	2.527	3.223	2,001,082
	2016	2.322	2.527	2,087,603
	2015	2.186	2.322	2,241,656
	2014	2.027	2.186	2,671,204
	2013	1.567	2.027	2,778,224
	2012	1.337	1.567	3,190,950
	2011	1.406	1.337	4,214,472
	2010	1.191	1.406	4,328,492
American Funds Growth-Income Subaccount (Class 2) (5/04)	2019	2.687	3.369	684,641
	2018	2.752	2.687	742,224
	2017	2.263	2.752	694,563
	2016	2.041	2.263	849,760
	2015	2.024	2.041	968,466
	2014	1.840	2.024	1,395,059
	2013	1.387	1.840	1,531,460
	2012	1.188	1.387	1,847,248
	2011	1.217	1.188	2,709,698
	2010	1.099	1.217	2,252,078
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2019	3.015	3.452	1,642,690
	2018	3.111	3.015	1,584,909
	2017	2.892	3.111	213,142
	2016	2.544	2.892	466,003
	2015	2.656	2.544	553,304
	2014	2.581	2.656	532,966
	2013	2.363	2.581	787,944
	2012	2.033	2.363	973,227
	2011	1.993	2.033	1,126,789
	2010	1.725	1.993	1,313,771
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.693	2.145	1,108,169
	2018	1.893	1.693	1,197,429
	2017	1.549	1.893	664,769
	2016	1.430	1.549	773,980
	2015	1.468	1.430	747,469
	2014	1.406	1.468	673,954
	2013	1.092	1.406	588,824
	2012	0.941	1.092	444,050
	2011	1.093	0.941	373,843
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)	2019	2.205	2.822	474,909
46

Gold Track Select BLIC — Separate Account Charges 0.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.617	2.205	554,329
	2017	2.357	2.617	602,212
	2016	1.806	2.357	735,261
	2015	1.921	1.806	797,506
	2014	1.900	1.921	983,753
	2013	1.443	1.900	1,025,730
	2012	1.231	1.443	1,230,951
	2011	1.360	1.231	1,680,695
	2010	1.141	1.360	1,755,586
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2019	3.325	3.999	160,108
	2018	3.886	3.325	143,140
	2017	3.040	3.886	46,871
	2016	2.735	3.040	45,273
	2015	3.187	2.735	48,123
	2014	3.419	3.187	46,421
	2013	3.613	3.419	55,029
	2012	3.052	3.613	81,629
	2011	3.764	3.052	95,800
	2010	3.054	3.764	111,897
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	2.702	3.540	51,916
	2018	2.901	2.702	51,288
	2017	2.393	2.901	17,183
	2016	2.223	2.393	15,973
	2015	2.141	2.223	9,543
	2014	1.896	2.141	12,140
	2013	1.421	1.896	50,660
	2012	1.260	1.421	36,638
	2011	1.265	1.260	32,311
	2010	1.130	1.265	107,948
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.282	1.594	3,093,525
	2018	1.408	1.282	3,263,542
	2017	1.276	1.408	646,909
	2016	1.269	1.276	854,010
	2015	1.293	1.269	842,726
	2014	1.144	1.293	889,722
	2013	1.109	1.144	916,710
	2012	0.883	1.109	1,221,078
	2011	0.938	0.883	1,353,015
	2010	0.812	0.938	1,375,066
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	4.007	4.186	—
	2013	3.122	4.007	3,405,847
	2012	2.557	3.122	3,624,544
	2011	2.776	2.557	4,592,561
	2010	2.546	2.776	4,426,605
BHFTI FOF - American Funds® Balanced Allocation Subaccount (Class C) (4/08)	2019	1.611	1.914	457,233
	2018	1.694	1.611	662,158
	2017	1.458	1.694	550,565
	2016	1.361	1.458	1,017,579
	2015	1.379	1.361	590,483
	2014	1.308	1.379	356,987
	2013	1.110	1.308	299,645
	2012	0.984	1.110	239,198
	2011	1.011	0.984	199,530
	2010	0.907	1.011	135,545
BHFTI FOF - American Funds® Growth Allocation Subaccount (Class C) (4/08)	2019	1.669	2.051	276,704
	2018	1.782	1.669	248,451
	2017	1.478	1.782	121,305
	2016	1.364	1.478	583,120
	2015	1.383	1.364	475,788
	2014	1.308	1.383	345,786
	2013	1.051	1.308	295,693
	2012	0.911	1.051	243,506
	2011	0.962	0.911	207,415
	2010	0.853	0.962	137,462
BHFTI FOF - American Funds® Moderate Allocation Subaccount (Class C) (4/08)	2019	1.531	1.768	200,536
47

Gold Track Select BLIC — Separate Account Charges 0.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.595	1.531	149,845
	2017	1.420	1.595	54,648
	2016	1.335	1.420	310,968
	2015	1.353	1.335	265,102
	2014	1.283	1.353	275,976
	2013	1.137	1.283	235,122
	2012	1.032	1.137	188,467
	2011	1.036	1.032	88,986
	2010	0.948	1.036	58,626
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2019	2.146	2.663	362,159
	2018	2.831	2.146	396,657
	2017	2.178	2.831	348,685
	2016	2.021	2.178	239,925
	2015	2.124	2.021	489,168
	2014	2.262	2.124	421,917
	2013	1.740	2.262	306,492
	2012	1.352	1.740	400,903
	2011	1.581	1.352	433,015
	2010	1.363	1.581	406,890
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	2.953	3.668	72,192
	2018	3.382	2.953	68,280
	2017	2.883	3.382	57,493
	2016	2.473	2.883	59,035
	2015	2.646	2.473	68,171
	2014	2.435	2.646	118,006
	2013	1.809	2.435	125,099
	2012	1.536	1.809	283,360
	2011	1.568	1.536	486,236
	2010	1.373	1.568	521,045
BHFTI Invesco Global Equity Subaccount (Class A) (4/06)	2019	1.856	2.434	342,694
	2018	2.146	1.856	350,992
	2017	1.574	2.146	362,695
	2016	1.576	1.574	393,731
	2015	1.522	1.576	424,889
	2014	1.495	1.522	469,644
	2013	1.180	1.495	470,321
	2012	0.977	1.180	504,363
	2011	1.071	0.977	485,285
	2010	0.927	1.071	547,136
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.796	2.349	7,771,217
	2018	2.081	1.796	7,611,046
	2017	1.531	2.081	1,616,645
	2016	1.537	1.531	2,016,124
	2015	1.487	1.537	2,154,851
	2014	1.465	1.487	2,266,928
	2013	1.159	1.465	2,335,741
	2012	0.963	1.159	2,272,882
	2011	1.057	0.963	2,574,150
	2010	0.917	1.057	2,786,874
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)	2019	2.896	3.588	141,732
	2018	3.194	2.896	128,119
	2017	2.558	3.194	30,982
	2016	2.303	2.558	17,820
	2015	2.351	2.303	16,386
	2014	2.186	2.351	12,285
	2013	1.565	2.186	25,614
	2012	1.328	1.565	23,532
	2011	1.348	1.328	14,554
	2010	1.072	1.348	31,634
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)	2019	1.858	2.208	109,583
	2018	2.168	1.858	78,826
	2017	2.104	2.168	25,456
	2016	1.618	2.104	22,088
	2015	1.755	1.618	19,115
	2014	1.687	1.755	20,787
	2013	1.273	1.687	25,884
	2012	1.108	1.273	27,942
	2011	1.240	1.108	3,579
	2010	1.044	1.240	17,365
48

Gold Track Select BLIC — Separate Account Charges 0.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)	2011	0.696	0.742	—
	2010	0.652	0.696	14,550
BHFTI Loomis Sayles Global Allocation Subaccount (Class A) (4/07)	2019	5.621	7.145	14,593
	2018	5.965	5.621	14,187
	2017	4.866	5.965	13,751
	2016	4.661	4.866	13,288
	2015	4.621	4.661	12,752
	2014	4.481	4.621	12,106
	2013	3.841	4.481	11,156
	2012	3.296	3.841	10,178
	2011	3.358	3.296	9,132
	2010	2.760	3.358	8,250
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	5.059	6.227	2,949,892
	2018	5.461	5.059	3,079,864
	2017	4.628	5.461	2,139,072
	2016	4.521	4.628	2,625,460
	2015	4.729	4.521	2,813,756
	2014	4.174	4.729	2,978,553
BHFTI Loomis Sayles Growth Subaccount (Class B) (4/08)	2019	1.799	2.210	714,075
	2018	1.947	1.799	690,170
	2017	1.654	1.947	163,376
	2016	1.620	1.654	142,374
	2015	1.698	1.620	102,113
	2014	1.436	1.698	87,694
	2013	0.991	1.436	67,355
	2012	0.840	0.991	63,878
	2011	0.818	0.840	32,487
	2010	0.665	0.818	6,983
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	2.839	2.934	—
	2015	2.910	2.839	45,136
	2014	2.785	2.910	65,712
	2013	2.590	2.785	82,766
	2012	2.302	2.590	84,506
	2011	2.209	2.302	89,531
	2010	1.964	2.209	100,445
BHFTI MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)	2019	13.359	16.162	7,758
	2018	14.480	13.359	6,074
	2017	12.607	14.480	284
	2016	12.153	12.607	345
	2015	12.376	12.153	234
	2014	11.395	12.376	108
	2013	10.840	11.395	—
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.652	2.108	154,575
	2018	1.933	1.652	213,336
	2017	1.517	1.933	182,911
	2016	1.540	1.517	193,263
	2015	1.577	1.540	220,259
	2014	1.705	1.577	215,676
	2013	1.438	1.705	251,790
	2012	1.240	1.438	297,984
	2011	1.397	1.240	407,878
	2010	1.262	1.397	374,668
BHFTI MLA Mid Cap Subaccount (Class A) (4/07)	2013	2.650	2.881	—
	2012	2.525	2.650	429,948
	2011	2.677	2.525	527,129
	2010	2.185	2.677	496,271
BHFTI Morgan Stanley Discovery Subaccount (Class B) (4/08)	2019	1.993	2.776	11,314
	2018	1.820	1.993	28,308
	2017	1.309	1.820	44,551
	2016	1.438	1.309	41,904
	2015	1.524	1.438	48,597
	2014	1.517	1.524	61,464
	2013	1.098	1.517	59,753
	2012	1.011	1.098	66,561
	2011	1.093	1.011	100,028
	2010	0.832	1.093	108,020
BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)	2012	0.917	1.034	—
49

Gold Track Select BLIC — Separate Account Charges 0.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2011	0.932	0.917	321,699
	2010	0.855	0.932	279,044
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2019	1.455	1.570	2,637,525
	2018	1.496	1.455	2,629,437
	2017	1.450	1.496	210,952
	2016	1.387	1.450	269,458
	2015	1.437	1.387	296,375
	2014	1.401	1.437	410,673
	2013	1.549	1.401	691,395
	2012	1.425	1.549	1,037,515
	2011	1.286	1.425	694,688
	2010	1.198	1.286	707,526
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	2.178	2.348	1,595,592
	2018	2.196	2.178	1,786,055
	2017	2.114	2.196	1,651,305
	2016	2.073	2.114	1,853,166
	2015	2.085	2.073	2,200,401
	2014	2.014	2.085	2,489,243
	2013	2.065	2.014	3,186,971
	2012	1.901	2.065	5,255,625
	2011	1.854	1.901	6,897,380
	2010	1.724	1.854	5,348,047
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	2.446	2.468	—
	2015	2.459	2.446	83,934
	2014	2.225	2.459	86,199
	2013	1.682	2.225	91,623
	2012	1.530	1.682	99,137
	2011	1.613	1.530	106,516
	2010	1.396	1.613	181,948
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	2.763	2.841	—
	2015	2.816	2.763	332,598
	2014	2.709	2.816	349,804
	2013	2.684	2.709	433,932
	2012	2.419	2.684	538,851
	2011	2.348	2.419	684,209
	2010	2.106	2.348	714,453
BHFTI Schroders Global Multi-Asset Portfolio II Subaccount (Class B) (4/13)	2019	13.227	13.227	—
	2018	13.794	13.227	—
	2017	11.914	13.794	—
	2016	11.463	11.914	50
	2015	11.678	11.463	28
	2014	10.814	11.678	7
	2013	10.218	10.814	—
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2019	1.889	2.376	4,362,173
	2018	2.092	1.889	4,422,108
	2017	1.800	2.092	235,641
	2016	1.562	1.800	261,792
	2015	1.629	1.562	289,370
	2014	1.447	1.629	427,690
	2013	1.088	1.447	568,818
	2012	0.928	1.088	665,101
	2011	0.972	0.928	692,178
	2010	0.836	0.972	843,204
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	2.219	2.793	664,838
	2018	2.455	2.219	692,156
	2017	2.110	2.455	521,354
	2016	1.829	2.110	558,745
	2015	1.906	1.829	609,593
	2014	1.735	1.906	689,721
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)	2019	2.081	2.668	128,968
50

Gold Track Select BLIC — Separate Account Charges 0.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.330	2.081	123,065
	2017	2.141	2.330	86,087
	2016	1.865	2.141	106,566
	2015	2.061	1.865	119,171
	2014	1.891	2.061	112,489
	2013	1.460	1.891	127,930
	2012	1.281	1.460	155,462
	2011	1.338	1.281	159,576
	2010	1.072	1.338	184,167
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	2.244	2.450	1,226,601
	2018	2.266	2.244	1,098,087
	2017	2.190	2.266	334,298
	2016	2.136	2.190	269,328
	2015	2.136	2.136	304,036
	2014	2.007	2.136	341,183
	2013	2.035	2.007	343,249
	2012	1.903	2.035	615,261
	2011	1.797	1.903	860,094
	2010	1.669	1.797	701,280
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	2.783	3.676	769,852
	2018	2.734	2.783	809,742
	2017	2.054	2.734	606,529
	2016	2.064	2.054	616,893
	2015	1.954	2.064	608,204
	2014	1.805	1.954	679,444
	2013	1.353	1.805	705,131
	2012	1.190	1.353	1,020,932
	2011	1.315	1.190	1,624,034
	2010	1.104	1.315	1,335,805
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	1.294	1.314	25,740,722
	2018	1.279	1.294	20,469,145
	2017	1.275	1.279	1,628,282
	2016	1.278	1.275	4,968,224
	2015	1.286	1.278	4,747,670
	2014	1.294	1.286	5,373,535
	2013	1.301	1.294	4,637,156
	2012	1.309	1.301	5,027,198
	2011	1.317	1.309	5,331,105
	2010	1.325	1.317	6,929,273
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (2/06)	2019	1.567	1.741	222,316
	2018	1.619	1.567	246,552
	2017	1.523	1.619	78,676
	2016	1.466	1.523	294,020
	2015	1.484	1.466	203,426
	2014	1.429	1.484	201,594
	2013	1.378	1.429	317,837
	2012	1.270	1.378	276,080
	2011	1.237	1.270	105,207
	2010	1.131	1.237	335,414
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (2/06)	2019	1.650	1.896	608,514
	2018	1.737	1.650	778,774
	2017	1.579	1.737	408,633
	2016	1.497	1.579	765,577
	2015	1.523	1.497	830,517
	2014	1.460	1.523	958,163
	2013	1.324	1.460	749,425
	2012	1.195	1.324	668,656
	2011	1.190	1.195	569,123
	2010	1.073	1.190	943,691
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (2/06)	2019	1.709	2.028	2,218,069
	2018	1.831	1.709	2,722,080
	2017	1.606	1.831	1,274,981
	2016	1.508	1.606	3,361,704
	2015	1.537	1.508	2,975,685
	2014	1.472	1.537	3,448,618
	2013	1.255	1.472	3,018,608
	2012	1.115	1.255	2,473,745
	2011	1.137	1.115	2,288,618
	2010	1.011	1.137	2,752,499
51

Gold Track Select BLIC — Separate Account Charges 0.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (2/06)	2019	1.742	2.143	1,893,830
	2018	1.907	1.742	1,655,191
	2017	1.610	1.907	638,253
	2016	1.498	1.610	1,131,968
	2015	1.533	1.498	1,062,186
	2014	1.466	1.533	1,956,235
	2013	1.186	1.466	1,779,260
	2012	1.034	1.186	1,409,873
	2011	1.081	1.034	1,205,580
	2010	0.948	1.081	2,750,499
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (4/07)	2019	3.235	3.955	735,854
	2018	3.382	3.235	799,843
	2017	2.955	3.382	414,627
	2016	2.778	2.955	460,254
	2015	2.725	2.778	491,931
	2014	2.479	2.725	664,581
	2013	2.068	2.479	689,360
	2012	1.852	2.068	768,061
	2011	1.795	1.852	1,093,351
	2010	1.647	1.795	1,182,794
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	2.453	3.192	235,167
	2018	2.470	2.453	245,375
	2017	2.087	2.470	220,640
	2016	1.956	2.087	338,636
	2015	1.921	1.956	229,898
	2014	1.747	1.921	235,621
	2013	1.314	1.747	234,518
	2012	1.172	1.314	289,203
	2011	1.228	1.172	370,706
	2010	1.103	1.228	380,539
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.589	1.754	—
	2012	1.382	1.589	761,482
	2011	1.483	1.382	1,141,787
	2010	1.304	1.483	1,118,553
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	2.893	3.825	105,423
	2018	3.088	2.893	94,249
	2017	2.483	3.088	37,080
	2016	2.372	2.483	49,373
	2015	2.322	2.372	48,871
	2014	2.103	2.322	60,994
	2013	1.595	2.103	60,383
	2012	1.447	1.595	58,097
	2011	1.503	1.447	55,452
	2010	1.313	1.503	78,418
BHFTII Jennison Growth Subaccount (Class A) (4/12)	2019	2.203	2.908	2,896,448
	2018	2.208	2.203	2,642,688
	2017	1.618	2.208	376,414
	2016	1.625	1.618	387,406
	2015	1.475	1.625	383,624
	2014	1.361	1.475	397,809
	2013	0.999	1.361	385,728
	2012	1.030	0.999	384,403
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2012	0.909	1.044	—
	2011	0.913	0.909	44,597
	2010	0.825	0.913	46,826
BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)	2019	2.506	2.706	454,677
	2018	2.526	2.506	629,598
	2017	2.461	2.526	432,081
	2016	2.419	2.461	541,982
	2015	2.427	2.419	401,761
	2014	2.308	2.427	448,783
	2013	2.377	2.308	466,638
	2012	2.302	2.377	564,487
	2011	2.154	2.302	1,164,754
	2010	2.043	2.154	924,433
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/06)	2011	1.008	1.096	—
	2010	0.877	1.008	652,513
52

Gold Track Select BLIC — Separate Account Charges 0.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)	2019	35.304	44.055	50,390
	2018	40.162	35.304	45,578
	2017	34.950	40.162	6,080
	2016	29.280	34.950	1,849
	2015	30.267	29.280	614
	2014	27.880	30.267	160
	2013	23.816	27.880	10
BHFTII MetLife MSCI EAFE® Index Subaccount (Class A) (11/07)	2019	2.055	2.491	988,551
	2018	2.402	2.055	910,593
	2017	1.935	2.402	415,044
	2016	1.920	1.935	500,420
	2015	1.953	1.920	521,717
	2014	2.091	1.953	576,044
	2013	1.726	2.091	653,976
	2012	1.467	1.726	763,665
	2011	1.687	1.467	1,017,526
	2010	1.569	1.687	1,053,491
BHFTII MetLife Russell 2000® Index Subaccount (Class A) (11/07)	2019	3.648	4.556	667,334
	2018	4.123	3.648	622,312
	2017	3.617	4.123	288,328
	2016	3.000	3.617	458,909
	2015	3.153	3.000	480,214
	2014	3.020	3.153	559,236
	2013	2.192	3.020	556,896
	2012	1.896	2.192	589,600
	2011	1.989	1.896	746,055
	2010	1.576	1.989	809,535
BHFTII MetLife Stock Index Subaccount (Class A) (4/07)	2019	4.585	5.977	3,383,159
	2018	4.834	4.585	3,247,228
	2017	4.000	4.834	1,070,530
	2016	3.603	4.000	1,475,281
	2015	3.582	3.603	1,954,690
	2014	3.178	3.582	1,910,202
	2013	2.421	3.178	1,961,035
	2012	2.104	2.421	2,205,793
	2011	2.078	2.104	2,985,130
	2010	1.820	2.078	3,205,205
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	2.193	2.193	—
	2018	2.268	2.193	—
	2017	2.126	2.268	77,980
	2016	1.811	2.126	700,024
	2015	1.942	1.811	719,088
	2014	1.781	1.942	706,653
	2013	1.360	1.781	726,311
	2012	1.200	1.360	686,276
	2011	1.183	1.200	622,195
	2010	1.093	1.183	577,571
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	3.737	4.463	1,729,410
	2018	3.990	3.737	1,894,660
	2017	3.577	3.990	1,091,017
	2016	3.302	3.577	1,503,019
	2015	3.333	3.302	1,714,226
	2014	3.093	3.333	2,027,678
	2013	2.620	3.093	2,105,540
	2012	2.367	2.620	2,321,778
	2011	2.330	2.367	2,608,318
	2010	2.133	2.330	2,877,524
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.810	3.634	583,973
	2018	3.142	2.810	671,560
	2017	2.679	3.142	448,509
	2016	2.356	2.679	446,326
	2015	2.374	2.356	520,093
	2014	2.155	2.374	570,200
	2013	1.597	2.155	611,594
	2012	1.378	1.597	260,281
	2011	1.374	1.378	426,155
	2010	1.241	1.374	269,028
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	4.564	5.883	115,958
53

Gold Track Select BLIC — Separate Account Charges 0.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	4.921	4.564	114,047
	2017	4.277	4.921	90,850
	2016	3.626	4.277	224,509
	2015	3.626	3.626	257,611
	2014	3.648	3.626	331,083
	2013	2.901	3.648	367,028
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)	2019	3.881	5.038	426,078
	2018	3.951	3.881	347,490
	2017	2.977	3.951	20,297
	2016	2.950	2.977	14,588
	2015	2.686	2.950	8,460
	2014	2.483	2.686	35,043
	2013	1.800	2.483	35,410
	2012	1.526	1.800	19,728
	2011	1.556	1.526	17,174
	2010	1.341	1.556	6,522
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	4.487	5.925	717,970
	2018	4.843	4.487	742,346
	2017	3.976	4.843	543,775
	2016	3.588	3.976	543,161
	2015	3.523	3.588	519,224
	2014	3.323	3.523	524,796
	2013	2.319	3.323	574,025
	2012	2.013	2.319	518,324
	2011	1.996	2.013	661,884
	2010	1.491	1.996	600,423
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	40.265	45.822	17,771
	2018	42.108	40.265	14,685
	2017	39.140	42.108	11,058
	2016	37.500	39.140	25,845
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	2.316	2.444	1,008,273
	2018	2.304	2.316	1,094,036
	2017	2.270	2.304	91,073
	2016	2.252	2.270	183,167
	2015	2.249	2.252	185,112
	2014	2.197	2.249	204,776
	2013	2.224	2.197	208,259
	2012	2.161	2.224	246,951
	2011	2.057	2.161	286,013
	2010	1.953	2.057	313,579
Delaware VIP Trust
Delaware VIP® Small Cap Value Subaccount (Standard Class) (9/98)	2019	5.397	6.875	139,694
	2018	6.520	5.397	152,086
	2017	5.854	6.520	128,893
	2016	4.482	5.854	138,648
	2015	4.808	4.482	154,522
	2014	4.569	4.808	191,527
	2013	3.443	4.569	217,744
	2012	3.041	3.443	290,183
	2011	3.100	3.041	371,122
	2010	2.358	3.100	559,517
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (4/03)	2019	3.217	4.197	1,877,346
	2018	3.466	3.217	2,053,221
	2017	2.868	3.466	1,875,224
	2016	2.678	2.868	2,405,773
	2015	2.683	2.678	2,702,760
	2014	2.418	2.683	3,166,078
	2013	1.857	2.418	3,479,929
	2012	1.609	1.857	4,080,504
	2011	1.665	1.609	5,678,027
	2010	1.432	1.665	5,177,190
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)	2019	2.725	3.517	13,667
54

Gold Track Select BLIC — Separate Account Charges 0.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.891	2.725	23,148
	2017	2.355	2.891	21,716
	2016	2.308	2.355	25,722
	2015	2.298	2.308	29,143
	2014	2.089	2.298	28,469
	2013	1.520	2.089	24,844
	2012	1.251	1.520	60,314
	2011	1.294	1.251	68,707
	2010	1.104	1.294	104,921
Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)	2019	3.723	4.716	50,735
	2018	4.084	3.723	48,942
	2017	3.639	4.084	47,818
	2016	3.102	3.639	45,153
	2015	3.250	3.102	46,180
	2014	3.007	3.250	44,728
	2013	2.361	3.007	42,878
	2012	2.024	2.361	51,226
	2011	2.017	2.024	61,065
	2010	1.762	2.017	56,240
Fidelity VIP Freedom 2020 Subaccount (5/15)	2019	1.932	2.302	2,563
	2018	2.070	1.932	1,294
	2017	1.791	2.070	1,294
	2016	1.703	1.791	109,747
	2015	1.788	1.703	—
Fidelity VIP High Income Subaccount (Initial Class) (11/97)	2019	2.242	2.565	—
	2018	2.332	2.242	—
	2017	2.194	2.332	—
	2016	1.926	2.194	—
	2015	2.011	1.926	—
	2014	2.000	2.011	—
	2013	1.899	2.000	—
	2012	1.672	1.899	—
	2011	1.617	1.672	1,867
	2010	1.429	1.617	34,927
Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)	2019	3.999	4.896	3,467,726
	2018	4.721	3.999	3,350,233
	2017	3.940	4.721	952,916
	2016	3.541	3.940	1,037,367
	2015	3.622	3.541	1,241,096
	2014	3.436	3.622	1,434,741
	2013	2.544	3.436	1,564,598
	2012	2.234	2.544	1,879,494
	2011	2.521	2.234	2,584,570
	2010	1.973	2.521	2,275,753
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)	2019	2.211	2.784	145,403
	2018	2.641	2.211	181,562
	2017	1.892	2.641	106,983
	2016	1.621	1.892	150,068
	2015	2.028	1.621	161,287
	2014	2.228	2.028	170,393
	2013	2.262	2.228	166,678
	2012	2.011	2.262	199,065
	2011	2.404	2.011	189,511
	2010	2.057	2.404	212,374
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)	2019	1.663	1.860	325,599
	2018	1.979	1.663	402,944
	2017	1.706	1.979	320,356
	2016	1.601	1.706	326,810
	2015	1.723	1.601	341,231
	2014	1.950	1.723	379,127
	2013	1.596	1.950	358,682
	2012	1.358	1.596	354,335
	2011	1.528	1.358	383,587
	2010	1.418	1.528	393,940
Janus Aspen Series
Janus Henderson Enterprise Subaccount (Service Shares) (7/01)	2019	3.211	4.313	406,810
55

Gold Track Select BLIC — Separate Account Charges 0.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.252	3.211	353,171
	2017	2.574	3.252	188,086
	2016	2.310	2.574	196,747
	2015	2.239	2.310	242,169
	2014	2.007	2.239	257,314
	2013	1.529	2.007	243,706
	2012	1.315	1.529	271,968
	2011	1.345	1.315	469,253
	2010	1.078	1.345	450,604
Janus Henderson Global Research Subaccount (Service Shares) (7/01)	2019	1.438	1.840	20,229
	2018	1.557	1.438	33,264
	2017	1.236	1.557	36,270
	2016	1.221	1.236	34,324
	2015	1.261	1.221	31,626
	2014	1.183	1.261	63,321
	2013	0.929	1.183	60,230
	2012	0.780	0.929	76,860
	2011	0.913	0.780	99,145
	2010	0.795	0.913	87,463
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)	2019	2.423	3.013	497,678
	2018	2.660	2.423	630,753
	2017	2.301	2.660	715,142
	2016	2.288	2.301	864,161
	2015	2.342	2.288	909,864
	2014	1.957	2.342	1,056,445
	2013	1.332	1.957	1,020,430
	2012	1.129	1.332	1,045,273
	2011	1.108	1.129	1,101,481
	2010	0.892	1.108	1,195,312
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)	2014	1.718	1.733	—
	2013	1.308	1.718	790,982
	2012	1.145	1.308	815,069
	2011	1.227	1.145	893,033
	2010	1.059	1.227	990,582
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)	2019	2.706	3.493	301,464
	2018	2.771	2.706	349,149
	2017	2.332	2.771	200,267
	2016	2.137	2.332	205,786
	2015	2.116	2.137	234,317
	2014	1.918	2.116	234,740
	2013	1.484	1.918	258,452
	2012	1.288	1.484	246,424
	2011	1.263	1.288	298,260
	2010	1.128	1.263	300,382
LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)	2011	0.983	1.072	—
	2010	0.884	0.983	23,623
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)	2019	2.856	3.735	40,727
	2018	3.020	2.856	33,669
	2017	2.549	3.020	19,501
	2016	2.230	2.549	25,909
	2015	2.344	2.230	34,093
	2014	2.076	2.344	47,421
	2013	1.658	2.076	46,440
	2012	1.461	1.658	52,386
	2011	1.362	1.461	28,342
	2010	1.221	1.362	29,937
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)	2019	4.380	5.753	178,724
	2018	4.405	4.380	198,920
	2017	3.524	4.405	83,560
	2016	3.301	3.524	63,989
	2015	3.025	3.301	66,982
	2014	2.669	3.025	82,679
	2013	1.948	2.669	83,114
	2012	1.629	1.948	82,769
	2011	1.649	1.629	166,723
	2010	1.510	1.649	154,347
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)	2019	3.538	4.532	206,293
56

Gold Track Select BLIC — Separate Account Charges 0.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.906	3.538	227,239
	2017	3.422	3.906	228,416
	2016	3.046	3.422	241,801
	2015	3.155	3.046	268,282
	2014	2.841	3.155	276,240
	2013	2.159	2.841	288,201
	2012	1.865	2.159	488,434
	2011	1.787	1.865	790,456
	2010	1.643	1.787	783,808
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)	2019	3.274	4.129	179,907
	2018	3.185	3.274	178,942
	2017	2.578	3.185	96,566
	2016	2.452	2.578	114,122
	2015	2.579	2.452	158,156
	2014	2.493	2.579	175,697
	2013	1.705	2.493	211,622
	2012	1.437	1.705	369,677
	2011	1.426	1.437	546,075
	2010	1.146	1.426	470,162
LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)	2011	1.135	1.226	—
	2010	1.101	1.135	95,905
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Core Plus VIT Subaccount (10/96)	2019	2.773	3.092	137,063
	2018	2.853	2.773	80,523
	2017	2.715	2.853	99,979
	2016	2.612	2.715	17,367
	2015	2.597	2.612	18,705
	2014	2.621	2.597	28,795
	2013	2.414	2.621	24,862
	2012	2.061	2.414	21,055
	2011	2.024	2.061	32,924
	2010	1.746	2.024	36,777
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)	2011	1.061	1.051	—
	2010	0.977	1.061	26,071
LMPVIT Western Asset Variable Money Market Subaccount (3/97)	2010	1.419	1.416	—
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (10/96)	2019	3.406	4.290	300,575
	2018	3.460	3.406	263,857
	2017	2.981	3.460	71,077
	2016	2.823	2.981	114,374
	2015	2.890	2.823	110,429
	2014	2.660	2.890	118,649
	2013	2.254	2.660	114,854
	2012	2.048	2.254	112,453
	2011	2.061	2.048	111,826
	2010	1.849	2.061	110,723
Wells Fargo Funds
Wells Fargo VT Small Cap Value Subaccount (9/98)	2019	2.674	2.674	—
	2018	2.674	2.674	—
	2017	2.674	2.674	—
	2016	2.494	2.674	—
	2015	2.807	2.494	1,070
	2014	2.704	2.807	1,073
	2013	2.370	2.704	1,365
	2012	2.092	2.370	6,837
	2011	2.269	2.092	31,592
	2010	1.947	2.269	39,119

Gold Track Select BLIC — Separate Account Charges 0.80%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
57

Gold Track Select BLIC — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Global Growth Subaccount (Class 2) (5/04)	2019	2.909	3.904	5,341
	2018	3.224	2.909	5,093
	2017	2.472	3.224	44,278
	2016	2.477	2.472	31,530
	2015	2.335	2.477	43,723
	2014	2.300	2.335	31,946
	2013	1.795	2.300	58,786
	2012	1.476	1.795	43,491
	2011	1.633	1.476	61,935
	2010	1.473	1.633	68,332
American Funds Growth Subaccount (Class 2) (5/04)	2019	3.103	4.026	29,741
	2018	3.136	3.103	38,458
	2017	2.464	3.136	91,162
	2016	2.268	2.464	85,980
	2015	2.140	2.268	98,665
	2014	1.988	2.140	74,500
	2013	1.540	1.988	80,589
	2012	1.317	1.540	182,911
	2011	1.387	1.317	253,411
	2010	1.178	1.387	233,275
American Funds Growth-Income Subaccount (Class 2) (5/04)	2019	2.609	3.265	26,891
	2018	2.678	2.609	34,995
	2017	2.206	2.678	105,929
	2016	1.994	2.206	95,257
	2015	1.981	1.994	138,456
	2014	1.805	1.981	94,409
	2013	1.363	1.805	101,424
	2012	1.170	1.363	108,938
	2011	1.201	1.170	118,697
	2010	1.086	1.201	135,008
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2019	2.890	3.302	107,598
	2018	2.987	2.890	136,036
	2017	2.784	2.987	1,403,346
	2016	2.453	2.784	1,255,905
	2015	2.566	2.453	1,064,018
	2014	2.498	2.566	793,569
	2013	2.292	2.498	275,613
	2012	1.976	2.292	272,317
	2011	1.941	1.976	276,989
	2010	1.683	1.941	419,238
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.649	2.086	2,172,570
	2018	1.849	1.649	2,283,121
	2017	1.516	1.849	2,855,684
	2016	1.402	1.516	2,675,982
	2015	1.442	1.402	2,925,909
	2014	1.384	1.442	2,945,388
	2013	1.077	1.384	4,122,273
	2012	0.930	1.077	4,174,272
	2011	1.081	0.930	4,009,043
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)	2019	2.141	2.735	92,603
	2018	2.546	2.141	86,792
	2017	2.298	2.546	92,519
	2016	1.765	2.298	212,308
	2015	1.880	1.765	196,257
	2014	1.864	1.880	208,208
	2013	1.418	1.864	230,924
	2012	1.212	1.418	308,692
	2011	1.342	1.212	335,134
	2010	1.128	1.342	373,183
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2019	3.194	3.833	94,913
	2018	3.740	3.194	85,794
	2017	2.932	3.740	167,664
	2016	2.643	2.932	163,523
	2015	3.085	2.643	117,305
	2014	3.317	3.085	118,246
	2013	3.512	3.317	135,404
	2012	2.973	3.512	121,243
	2011	3.673	2.973	118,155
	2010	2.986	3.673	163,240
58

Gold Track Select BLIC — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	2.594	3.393	104,268
	2018	2.791	2.594	123,622
	2017	2.307	2.791	162,038
	2016	2.148	2.307	161,188
	2015	2.073	2.148	189,924
	2014	1.839	2.073	218,378
	2013	1.382	1.839	241,202
	2012	1.227	1.382	276,003
	2011	1.234	1.227	335,282
	2010	1.105	1.234	388,161
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.250	1.551	147,775
	2018	1.375	1.250	190,460
	2017	1.249	1.375	2,531,746
	2016	1.245	1.249	2,155,624
	2015	1.270	1.245	1,922,454
	2014	1.126	1.270	1,385,560
	2013	1.094	1.126	580,250
	2012	0.874	1.094	559,717
	2011	0.930	0.874	572,860
	2010	0.806	0.930	622,625
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	3.871	4.042	—
	2013	3.022	3.871	491,279
	2012	2.480	3.022	443,300
	2011	2.698	2.480	453,337
	2010	2.480	2.698	585,963
BHFTI FOF - American Funds® Balanced Allocation Subaccount (Class C) (4/08)	2019	1.577	1.870	120,634
	2018	1.661	1.577	176,614
	2017	1.433	1.661	219,159
	2016	1.340	1.433	284,030
	2015	1.360	1.340	483,542
	2014	1.293	1.360	377,550
	2013	1.100	1.293	344,316
	2012	0.976	1.100	281,936
	2011	1.006	0.976	267,436
	2010	0.904	1.006	261,865
BHFTI FOF - American Funds® Growth Allocation Subaccount (Class C) (4/08)	2019	1.634	2.004	49,426
	2018	1.748	1.634	48,768
	2017	1.452	1.748	100,914
	2016	1.343	1.452	229,452
	2015	1.364	1.343	292,574
	2014	1.293	1.364	237,818
	2013	1.042	1.293	186,844
	2012	0.904	1.042	148,939
	2011	0.957	0.904	222,507
	2010	0.850	0.957	210,264
BHFTI FOF - American Funds® Moderate Allocation Subaccount (Class C) (4/08)	2019	1.499	1.727	17,489
	2018	1.564	1.499	16,573
	2017	1.396	1.564	30,390
	2016	1.315	1.396	23,518
	2015	1.335	1.315	18,467
	2014	1.268	1.335	18,683
	2013	1.126	1.268	28,361
	2012	1.024	1.126	12,877
	2011	1.031	1.024	7,940
	2010	0.945	1.031	12,461
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2019	2.056	2.547	251,802
	2018	2.718	2.056	247,656
	2017	2.095	2.718	396,285
	2016	1.948	2.095	495,116
	2015	2.052	1.948	554,077
	2014	2.189	2.052	501,418
	2013	1.687	2.189	629,412
	2012	1.314	1.687	658,953
	2011	1.539	1.314	631,730
	2010	1.330	1.539	750,109
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	2.862	3.548	16,210
59

Gold Track Select BLIC — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.285	2.862	13,417
	2017	2.805	3.285	27,618
	2016	2.411	2.805	44,757
	2015	2.585	2.411	46,625
	2014	2.383	2.585	49,221
	2013	1.774	2.383	92,501
	2012	1.509	1.774	21,917
	2011	1.544	1.509	25,264
	2010	1.355	1.544	19,392
BHFTI Invesco Global Equity Subaccount (Class A) (4/06)	2019	1.810	2.368	4,087
	2018	2.096	1.810	4,087
	2017	1.541	2.096	4,087
	2016	1.546	1.541	4,087
	2015	1.496	1.546	4,087
	2014	1.472	1.496	—
	2013	1.165	1.472	—
	2012	0.966	1.165	—
	2011	1.061	0.966	—
	2010	0.920	1.061	—
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.751	2.286	127,712
	2018	2.033	1.751	135,799
	2017	1.498	2.033	5,732,200
	2016	1.507	1.498	5,033,952
	2015	1.462	1.507	4,266,674
	2014	1.442	1.462	2,758,706
	2013	1.144	1.442	702,798
	2012	0.952	1.144	376,449
	2011	1.047	0.952	311,976
	2010	0.911	1.047	266,703
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)	2019	2.819	3.486	—
	2018	3.115	2.819	2,190
	2017	2.500	3.115	77,935
	2016	2.256	2.500	65,217
	2015	2.306	2.256	58,880
	2014	2.149	2.306	30,303
	2013	1.541	2.149	6,791
	2012	1.311	1.541	2,378
	2011	1.333	1.311	978
	2010	1.063	1.333	167
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)	2019	1.811	2.148	22,414
	2018	2.117	1.811	22,091
	2017	2.059	2.117	68,537
	2016	1.586	2.059	61,478
	2015	1.724	1.586	48,383
	2014	1.661	1.724	31,396
	2013	1.256	1.661	19,560
	2012	1.095	1.256	13,741
	2011	1.228	1.095	6,118
	2010	1.036	1.228	2,457
BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)	2011	0.689	0.734	—
	2010	0.647	0.689	636
BHFTI Loomis Sayles Global Allocation Subaccount (Class A) (4/07)	2019	5.377	6.820	—
	2018	5.717	5.377	—
	2017	4.673	5.717	—
	2016	4.485	4.673	—
	2015	4.456	4.485	—
	2014	4.329	4.456	—
	2013	3.719	4.329	—
	2012	3.197	3.719	—
	2011	3.264	3.197	—
	2010	2.688	3.264	—
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	4.839	5.944	134,309
	2018	5.234	4.839	139,243
	2017	4.445	5.234	1,187,614
	2016	4.351	4.445	1,082,050
	2015	4.559	4.351	1,007,649
	2014	4.030	4.559	706,102
BHFTI Loomis Sayles Growth Subaccount (Class B) (4/08)	2019	1.736	2.128	124,239
60

Gold Track Select BLIC — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.882	1.736	122,407
	2017	1.602	1.882	524,760
	2016	1.573	1.602	456,779
	2015	1.652	1.573	472,233
	2014	1.399	1.652	323,261
	2013	0.968	1.399	169,680
	2012	0.822	0.968	107,365
	2011	0.802	0.822	84,804
	2010	0.653	0.802	66,433
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	2.747	2.838	—
	2015	2.822	2.747	19,919
	2014	2.706	2.822	7,606
	2013	2.522	2.706	3,394
	2012	2.246	2.522	6,794
	2011	2.160	2.246	6,125
	2010	1.924	2.160	25,786
BHFTI MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)	2019	13.195	15.932	981
	2018	14.331	13.195	826
	2017	12.503	14.331	5,856
	2016	12.077	12.503	4,707
	2015	12.323	12.077	2,254
	2014	11.369	12.323	890
	2013	10.829	11.369	—
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.595	2.030	193,022
	2018	1.870	1.595	267,354
	2017	1.471	1.870	289,948
	2016	1.495	1.471	304,285
	2015	1.535	1.495	464,277
	2014	1.662	1.535	474,845
	2013	1.405	1.662	688,149
	2012	1.214	1.405	835,491
	2011	1.370	1.214	919,063
	2010	1.240	1.370	414,854
BHFTI MLA Mid Cap Subaccount (Class A) (4/07)	2013	2.575	2.798	—
	2012	2.459	2.575	222,135
	2011	2.612	2.459	226,771
	2010	2.137	2.612	317,112
BHFTI Morgan Stanley Discovery Subaccount (Class B) (4/08)	2019	1.924	2.674	—
	2018	1.761	1.924	—
	2017	1.268	1.761	—
	2016	1.397	1.268	2,699
	2015	1.483	1.397	2,699
	2014	1.479	1.483	2,699
	2013	1.073	1.479	7,753
	2012	0.990	1.073	6,325
	2011	1.072	0.990	4,881
	2010	0.818	1.072	11,229
BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)	2012	0.898	1.011	—
	2011	0.914	0.898	40,844
	2010	0.840	0.914	19,688
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2019	1.417	1.525	43,608
	2018	1.460	1.417	71,854
	2017	1.418	1.460	2,081,613
	2016	1.359	1.418	1,566,670
	2015	1.411	1.359	1,182,973
	2014	1.378	1.411	810,418
	2013	1.526	1.378	88,452
	2012	1.407	1.526	48,917
	2011	1.273	1.407	38,489
	2010	1.188	1.273	27,151
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	2.102	2.262	180,325
61

Gold Track Select BLIC — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.124	2.102	240,439
	2017	2.049	2.124	448,763
	2016	2.013	2.049	409,320
	2015	2.029	2.013	400,631
	2014	1.963	2.029	443,329
	2013	2.017	1.963	623,867
	2012	1.861	2.017	746,860
	2011	1.819	1.861	692,215
	2010	1.695	1.819	986,894
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	2.353	2.373	—
	2015	2.371	2.353	159,524
	2014	2.150	2.371	165,932
	2013	1.628	2.150	216,269
	2012	1.484	1.628	224,371
	2011	1.568	1.484	268,870
	2010	1.360	1.568	315,749
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	2.659	2.732	—
	2015	2.715	2.659	117,712
	2014	2.617	2.715	135,190
	2013	2.598	2.617	144,065
	2012	2.346	2.598	204,538
	2011	2.282	2.346	205,706
	2010	2.051	2.282	289,517
BHFTI Schroders Global Multi-Asset Portfolio II Subaccount (Class B) (4/13)	2019	13.095	13.095	—
	2018	13.665	13.095	—
	2017	11.827	13.665	2,717
	2016	11.401	11.827	2,103
	2015	11.638	11.401	1,453
	2014	10.799	11.638	766
	2013	10.218	10.799	127
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2019	1.842	2.311	147,632
	2018	2.044	1.842	171,371
	2017	1.762	2.044	4,139,633
	2016	1.532	1.762	3,800,650
	2015	1.601	1.532	3,362,972
	2014	1.425	1.601	2,356,801
	2013	1.074	1.425	524,200
	2012	0.917	1.074	288,782
	2011	0.963	0.917	338,768
	2010	0.830	0.963	356,299
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	2.142	2.691	516,320
	2018	2.375	2.142	552,581
	2017	2.045	2.375	727,720
	2016	1.776	2.045	880,760
	2015	1.855	1.776	1,017,045
	2014	1.691	1.855	863,161
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)	2019	2.021	2.586	85,457
	2018	2.267	2.021	87,055
	2017	2.087	2.267	137,250
	2016	1.822	2.087	128,001
	2015	2.018	1.822	132,669
	2014	1.855	2.018	126,472
	2013	1.435	1.855	146,908
	2012	1.261	1.435	149,033
	2011	1.320	1.261	264,062
	2010	1.060	1.320	191,893
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	2.151	2.343	58,690
	2018	2.176	2.151	60,649
	2017	2.107	2.176	727,347
	2016	2.060	2.107	522,651
	2015	2.064	2.060	415,905
	2014	1.943	2.064	269,302
	2013	1.974	1.943	148,288
	2012	1.850	1.974	149,519
	2011	1.750	1.850	144,927
	2010	1.628	1.750	247,765
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	2.666	3.514	2,160,705
62

Gold Track Select BLIC — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.624	2.666	2,652,723
	2017	1.975	2.624	2,934,165
	2016	1.989	1.975	3,059,241
	2015	1.887	1.989	3,472,399
	2014	1.747	1.887	3,768,735
	2013	1.312	1.747	4,183,212
	2012	1.156	1.312	4,803,119
	2011	1.280	1.156	5,248,481
	2010	1.077	1.280	5,918,628
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	1.242	1.259	418,294
	2018	1.230	1.242	596,771
	2017	1.229	1.230	12,893,106
	2016	1.235	1.229	9,876,524
	2015	1.245	1.235	6,914,751
	2014	1.255	1.245	4,391,668
	2013	1.265	1.255	1,951,321
	2012	1.275	1.265	1,452,020
	2011	1.285	1.275	1,337,454
	2010	1.295	1.285	1,449,295
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (2/06)	2019	1.527	1.693	102,853
	2018	1.581	1.527	136,334
	2017	1.490	1.581	272,187
	2016	1.437	1.490	312,365
	2015	1.457	1.437	298,627
	2014	1.406	1.457	353,240
	2013	1.359	1.406	190,581
	2012	1.255	1.359	182,322
	2011	1.225	1.255	134,156
	2010	1.122	1.225	170,454
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (2/06)	2019	1.608	1.844	675,120
	2018	1.696	1.608	842,026
	2017	1.545	1.696	1,281,385
	2016	1.468	1.545	1,441,319
	2015	1.496	1.468	1,929,530
	2014	1.437	1.496	1,711,151
	2013	1.306	1.437	1,860,925
	2012	1.181	1.306	2,295,330
	2011	1.178	1.181	2,276,532
	2010	1.065	1.178	2,646,337
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (2/06)	2019	1.665	1.973	7,905,945
	2018	1.788	1.665	9,022,532
	2017	1.571	1.788	10,926,408
	2016	1.479	1.571	12,125,947
	2015	1.510	1.479	13,557,797
	2014	1.449	1.510	13,126,154
	2013	1.238	1.449	12,788,678
	2012	1.102	1.238	13,723,391
	2011	1.126	1.102	14,564,765
	2010	1.003	1.126	14,648,560
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (2/06)	2019	1.698	2.084	7,697,198
	2018	1.863	1.698	8,762,566
	2017	1.576	1.863	10,060,236
	2016	1.469	1.576	10,594,184
	2015	1.506	1.469	11,900,735
	2014	1.443	1.506	11,985,397
	2013	1.170	1.443	13,714,799
	2012	1.022	1.170	15,362,093
	2011	1.071	1.022	16,177,775
	2010	0.941	1.071	16,565,115
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (4/07)	2019	3.094	3.775	416,396
	2018	3.241	3.094	479,943
	2017	2.837	3.241	905,726
	2016	2.673	2.837	918,187
	2015	2.627	2.673	867,166
	2014	2.395	2.627	766,359
	2013	2.002	2.395	781,560
	2012	1.796	2.002	863,177
	2011	1.744	1.796	970,067
	2010	1.604	1.744	1,111,066
63

Gold Track Select BLIC — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	2.354	3.058	1,526,903
	2018	2.376	2.354	1,727,150
	2017	2.011	2.376	1,849,872
	2016	1.889	2.011	2,024,362
	2015	1.859	1.889	2,135,253
	2014	1.694	1.859	2,371,019
	2013	1.277	1.694	2,573,273
	2012	1.141	1.277	2,888,276
	2011	1.198	1.141	3,131,196
	2010	1.078	1.198	3,497,472
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.540	1.700	—
	2012	1.343	1.540	1,164,652
	2011	1.444	1.343	1,193,551
	2010	1.272	1.444	1,344,022
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	2.778	3.665	267,599
	2018	2.971	2.778	277,974
	2017	2.393	2.971	343,497
	2016	2.291	2.393	330,859
	2015	2.247	2.291	349,875
	2014	2.040	2.247	362,268
	2013	1.550	2.040	416,381
	2012	1.410	1.550	485,720
	2011	1.467	1.410	514,795
	2010	1.284	1.467	570,859
BHFTII Jennison Growth Subaccount (Class A) (4/12)	2019	2.125	2.800	53,507
	2018	2.135	2.125	45,791
	2017	1.567	2.135	2,072,668
	2016	1.577	1.567	1,803,672
	2015	1.435	1.577	1,652,159
	2014	1.326	1.435	1,001,461
	2013	0.976	1.326	258,442
	2012	1.010	0.976	93,273
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2012	0.890	1.020	—
	2011	0.895	0.890	60,536
	2010	0.811	0.895	127,942
BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)	2019	2.397	2.583	887,216
	2018	2.421	2.397	1,026,771
	2017	2.363	2.421	1,323,538
	2016	2.327	2.363	1,458,344
	2015	2.340	2.327	1,439,454
	2014	2.230	2.340	1,589,023
	2013	2.301	2.230	1,876,784
	2012	2.232	2.301	2,237,594
	2011	2.093	2.232	2,438,991
	2010	1.990	2.093	2,724,405
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/06)	2011	0.998	1.085	—
	2010	0.870	0.998	4,286,903
BHFTII MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)	2019	34.021	42.370	1,071
	2018	38.781	34.021	1,167
	2017	33.815	38.781	33,391
	2016	28.386	33.815	26,438
	2015	29.401	28.386	14,826
	2014	27.138	29.401	5,732
	2013	23.213	27.138	151
BHFTII MetLife MSCI EAFE® Index Subaccount (Class A) (11/07)	2019	1.966	2.378	1,326,521
	2018	2.302	1.966	1,425,267
	2017	1.858	2.302	1,944,439
	2016	1.848	1.858	1,999,202
	2015	1.883	1.848	1,961,613
	2014	2.020	1.883	2,022,826
	2013	1.671	2.020	2,543,216
	2012	1.423	1.671	2,726,584
	2011	1.640	1.423	2,946,444
	2010	1.528	1.640	3,333,900
BHFTII MetLife Russell 2000® Index Subaccount (Class A) (11/07)	2019	3.490	4.349	837,356
64

Gold Track Select BLIC — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.951	3.490	947,120
	2017	3.473	3.951	1,331,959
	2016	2.887	3.473	1,415,859
	2015	3.040	2.887	1,466,856
	2014	2.917	3.040	1,590,269
	2013	2.122	2.917	2,162,980
	2012	1.839	2.122	2,286,375
	2011	1.933	1.839	2,443,919
	2010	1.535	1.933	2,789,196
BHFTII MetLife Stock Index Subaccount (Class A) (4/07)	2019	4.385	5.706	1,717,419
	2018	4.633	4.385	1,826,779
	2017	3.841	4.633	4,015,344
	2016	3.467	3.841	3,875,044
	2015	3.454	3.467	3,841,124
	2014	3.070	3.454	3,555,720
	2013	2.344	3.070	4,187,993
	2012	2.041	2.344	4,459,599
	2011	2.020	2.041	4,734,786
	2010	1.773	2.020	5,232,895
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	2.124	2.124	—
	2018	2.198	2.124	—
	2017	2.064	2.198	190,872
	2016	1.762	2.064	116,682
	2015	1.893	1.762	58,316
	2014	1.740	1.893	52,570
	2013	1.331	1.740	50,695
	2012	1.177	1.331	86,216
	2011	1.163	1.177	106,431
	2010	1.076	1.163	97,332
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	3.575	4.260	463,599
	2018	3.824	3.575	545,012
	2017	3.435	3.824	1,394,642
	2016	3.177	3.435	1,415,611
	2015	3.214	3.177	1,526,460
	2014	2.988	3.214	1,255,764
	2013	2.536	2.988	1,022,735
	2012	2.296	2.536	976,550
	2011	2.265	2.296	1,125,594
	2010	2.078	2.265	1,293,733
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.728	3.522	675,535
	2018	3.058	2.728	715,450
	2017	2.612	3.058	779,608
	2016	2.302	2.612	852,000
	2015	2.324	2.302	984,039
	2014	2.114	2.324	1,050,882
	2013	1.570	2.114	1,171,301
	2012	1.357	1.570	205,950
	2011	1.356	1.357	307,425
	2010	1.227	1.356	294,778
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	4.382	5.638	107,856
	2018	4.735	4.382	118,417
	2017	4.124	4.735	145,240
	2016	3.502	4.124	139,033
	2015	3.510	3.502	200,335
	2014	3.538	3.510	187,993
	2013	2.818	3.538	212,435
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)	2019	3.728	4.830	55,830
	2018	3.802	3.728	61,156
	2017	2.871	3.802	315,676
	2016	2.851	2.871	267,245
	2015	2.600	2.851	225,415
	2014	2.409	2.600	185,531
	2013	1.750	2.409	139,936
	2012	1.486	1.750	87,398
	2011	1.518	1.486	89,051
	2010	1.311	1.518	66,274
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	4.309	5.678	406,912
65

Gold Track Select BLIC — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	4.660	4.309	437,134
	2017	3.833	4.660	595,438
	2016	3.466	3.833	656,870
	2015	3.410	3.466	688,423
	2014	3.223	3.410	756,295
	2013	2.254	3.223	939,111
	2012	1.960	2.254	1,000,932
	2011	1.947	1.960	1,110,510
	2010	1.458	1.947	1,254,346
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	38.364	43.572	5,713
	2018	40.201	38.364	6,896
	2017	37.442	40.201	10,000
	2016	35.920	37.442	9,272
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	2.215	2.333	130,549
	2018	2.208	2.215	146,904
	2017	2.180	2.208	1,052,482
	2016	2.167	2.180	924,521
	2015	2.168	2.167	729,658
	2014	2.123	2.168	548,906
	2013	2.153	2.123	207,469
	2012	2.096	2.153	254,957
	2011	2.000	2.096	268,509
	2010	1.902	2.000	342,855
Delaware VIP Trust
Delaware VIP® Small Cap Value Subaccount (Standard Class) (9/98)	2019	5.183	6.588	69,745
	2018	6.274	5.183	79,124
	2017	5.644	6.274	104,123
	2016	4.329	5.644	106,226
	2015	4.654	4.329	107,717
	2014	4.431	4.654	120,415
	2013	3.346	4.431	280,891
	2012	2.961	3.346	320,646
	2011	3.025	2.961	374,903
	2010	2.305	3.025	397,309
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (4/03)	2019	3.105	4.043	291,072
	2018	3.352	3.105	310,816
	2017	2.779	3.352	572,471
	2016	2.601	2.779	550,225
	2015	2.611	2.601	553,711
	2014	2.357	2.611	510,921
	2013	1.814	2.357	745,118
	2012	1.575	1.814	873,350
	2011	1.633	1.575	979,830
	2010	1.408	1.633	1,034,999
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)	2019	2.630	3.388	13,598
	2018	2.796	2.630	13,751
	2017	2.282	2.796	13,751
	2016	2.241	2.282	13,751
	2015	2.236	2.241	39,899
	2014	2.037	2.236	39,899
	2013	1.485	2.037	38,801
	2012	1.225	1.485	31,972
	2011	1.270	1.225	26,834
	2010	1.085	1.270	40,243
Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)	2019	3.561	4.502	1,424
	2018	3.914	3.561	1,424
	2017	3.495	3.914	1,424
	2016	2.985	3.495	1,424
	2015	3.133	2.985	1,424
	2014	2.905	3.133	—
	2013	2.285	2.905	—
	2012	1.964	2.285	—
	2011	1.960	1.964	—
	2010	1.716	1.960	—
Fidelity VIP Freedom 2020 Subaccount (5/15)	2019	1.880	2.236	15,624
66

Gold Track Select BLIC — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.018	1.880	8,701
	2017	1.749	2.018	8,692
	2016	1.667	1.749	8,692
	2015	1.752	1.667	—
Fidelity VIP High Income Subaccount (Initial Class) (11/97)	2019	2.145	2.449	—
	2018	2.235	2.145	—
	2017	2.107	2.235	—
	2016	1.853	2.107	—
	2015	1.939	1.853	—
	2014	1.932	1.939	—
	2013	1.838	1.932	—
	2012	1.622	1.838	—
	2011	1.572	1.622	—
	2010	1.392	1.572	—
Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)	2019	3.860	4.717	269,843
	2018	4.566	3.860	280,064
	2017	3.818	4.566	2,576,132
	2016	3.439	3.818	2,292,552
	2015	3.524	3.439	1,997,561
	2014	3.350	3.524	1,412,479
	2013	2.486	3.350	792,885
	2012	2.187	2.486	673,835
	2011	2.473	2.187	824,587
	2010	1.939	2.473	926,233
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)	2019	2.147	2.698	28,208
	2018	2.570	2.147	36,997
	2017	1.845	2.570	103,914
	2016	1.584	1.845	83,836
	2015	1.986	1.584	76,776
	2014	2.185	1.986	62,998
	2013	2.223	2.185	49,596
	2012	1.980	2.223	46,457
	2011	2.372	1.980	40,539
	2010	2.034	2.372	34,292
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)	2019	1.615	1.803	14,377
	2018	1.926	1.615	13,943
	2017	1.663	1.926	98,210
	2016	1.564	1.663	94,069
	2015	1.686	1.564	46,778
	2014	1.913	1.686	36,844
	2013	1.568	1.913	57,348
	2012	1.337	1.568	100,488
	2011	1.508	1.337	90,811
	2010	1.402	1.508	95,027
Janus Aspen Series
Janus Henderson Enterprise Subaccount (Service Shares) (7/01)	2019	3.099	4.155	29,539
	2018	3.145	3.099	27,924
	2017	2.494	3.145	155,123
	2016	2.243	2.494	162,255
	2015	2.179	2.243	139,437
	2014	1.957	2.179	115,764
	2013	1.494	1.957	178,610
	2012	1.287	1.494	113,604
	2011	1.319	1.287	117,567
	2010	1.060	1.319	144,776
Janus Henderson Global Research Subaccount (Service Shares) (7/01)	2019	1.388	1.772	20,117
	2018	1.506	1.388	26,963
	2017	1.198	1.506	26,963
	2016	1.186	1.198	26,963
	2015	1.227	1.186	38,545
	2014	1.154	1.227	38,135
	2013	0.908	1.154	52,881
	2012	0.764	0.908	57,658
	2011	0.895	0.764	71,744
	2010	0.781	0.895	157,931
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)	2019	2.339	2.902	391,111
67

Gold Track Select BLIC — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.573	2.339	406,561
	2017	2.230	2.573	415,736
	2016	2.221	2.230	574,035
	2015	2.279	2.221	705,331
	2014	1.908	2.279	666,380
	2013	1.301	1.908	798,330
	2012	1.105	1.301	818,588
	2011	1.087	1.105	900,024
	2010	0.877	1.087	1,110,105
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)	2014	1.675	1.688	—
	2013	1.278	1.675	946,918
	2012	1.120	1.278	997,587
	2011	1.204	1.120	1,014,699
	2010	1.041	1.204	1,134,861
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)	2019	2.612	3.365	40,958
	2018	2.680	2.612	44,731
	2017	2.260	2.680	246,066
	2016	2.075	2.260	223,528
	2015	2.059	2.075	225,372
	2014	1.870	2.059	175,821
	2013	1.450	1.870	135,184
	2012	1.260	1.450	123,849
	2011	1.238	1.260	126,706
	2010	1.108	1.238	138,304
LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)	2011	0.964	1.050	—
	2010	0.869	0.964	88,598
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)	2019	2.742	3.580	37,002
	2018	2.905	2.742	38,420
	2017	2.457	2.905	54,320
	2016	2.154	2.457	75,631
	2015	2.269	2.154	80,751
	2014	2.013	2.269	94,436
	2013	1.612	2.013	52,484
	2012	1.422	1.612	61,448
	2011	1.329	1.422	57,718
	2010	1.193	1.329	87,789
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)	2019	4.205	5.513	511,782
	2018	4.238	4.205	547,571
	2017	3.397	4.238	655,225
	2016	3.188	3.397	626,125
	2015	2.927	3.188	641,175
	2014	2.589	2.927	656,217
	2013	1.893	2.589	702,521
	2012	1.586	1.893	737,333
	2011	1.609	1.586	760,582
	2010	1.477	1.609	832,798
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)	2019	3.397	4.344	163,172
	2018	3.758	3.397	253,090
	2017	3.299	3.758	254,956
	2016	2.943	3.299	307,758
	2015	3.054	2.943	315,224
	2014	2.756	3.054	374,090
	2013	2.099	2.756	401,938
	2012	1.816	2.099	403,735
	2011	1.744	1.816	424,412
	2010	1.606	1.744	418,389
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)	2019	3.161	3.978	56,126
	2018	3.080	3.161	53,868
	2017	2.499	3.080	88,827
	2016	2.381	2.499	89,659
	2015	2.509	2.381	110,129
	2014	2.431	2.509	94,379
	2013	1.666	2.431	107,961
	2012	1.406	1.666	106,125
	2011	1.398	1.406	69,239
	2010	1.126	1.398	106,110
LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)	2011	1.104	1.191	—
	2010	1.073	1.104	903,028
68

Gold Track Select BLIC — Separate Account Charges 0.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Core Plus VIT Subaccount (10/96)	2019	2.652	2.952	61,237
	2018	2.735	2.652	70,443
	2017	2.607	2.735	102,475
	2016	2.514	2.607	97,577
	2015	2.504	2.514	92,729
	2014	2.532	2.504	93,121
	2013	2.337	2.532	100,217
	2012	1.999	2.337	106,077
	2011	1.968	1.999	110,910
	2010	1.701	1.968	126,578
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)	2011	1.045	1.035	—
	2010	0.965	1.045	43,466
LMPVIT Western Asset Variable Money Market Subaccount (3/97)	2010	1.382	1.378	—
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (10/96)	2019	3.258	4.095	110,412
	2018	3.316	3.258	133,349
	2017	2.863	3.316	339,810
	2016	2.717	2.863	342,022
	2015	2.786	2.717	348,538
	2014	2.569	2.786	324,651
	2013	2.182	2.569	261,427
	2012	1.987	2.182	310,965
	2011	2.003	1.987	357,833
	2010	1.800	2.003	401,515
Wells Fargo Funds
Wells Fargo VT Small Cap Value Subaccount (9/98)	2019	2.581	2.581	—
	2018	2.581	2.581	—
	2017	2.581	2.581	—
	2016	2.409	2.581	—
	2015	2.717	2.409	15,513
	2014	2.622	2.717	22,891
	2013	2.304	2.622	24,087
	2012	2.037	2.304	110,104
	2011	2.214	2.037	113,285
	2010	1.904	2.214	105,679

Gold Track Select BLIC — Separate Account Charges 0.90%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (5/04)	2019	2.867	3.843	312,569
	2018	3.181	2.867	306,197
	2017	2.441	3.181	515,534
	2016	2.448	2.441	917,117
	2015	2.310	2.448	959,023
	2014	2.278	2.310	936,227
	2013	1.779	2.278	946,636
	2012	1.465	1.779	931,398
	2011	1.622	1.465	1,097,017
	2010	1.465	1.622	1,054,238
American Funds Growth Subaccount (Class 2) (5/04)	2019	3.058	3.963	872,439
	2018	3.093	3.058	1,101,363
	2017	2.433	3.093	1,367,494
	2016	2.242	2.433	1,635,399
	2015	2.117	2.242	1,835,079
	2014	1.969	2.117	2,230,081
	2013	1.527	1.969	2,430,793
	2012	1.307	1.527	2,283,838
	2011	1.378	1.307	2,294,035
	2010	1.171	1.378	2,407,779
American Funds Growth-Income Subaccount (Class 2) (5/04)	2019	2.571	3.214	297,845
69

Gold Track Select BLIC — Separate Account Charges 0.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.642	2.571	288,940
	2017	2.178	2.642	440,330
	2016	1.971	2.178	758,646
	2015	1.960	1.971	853,866
	2014	1.788	1.960	922,504
	2013	1.351	1.788	888,201
	2012	1.161	1.351	1,059,623
	2011	1.193	1.161	985,029
	2010	1.080	1.193	1,151,564
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2019	2.830	3.230	406,168
	2018	2.928	2.830	433,573
	2017	2.731	2.928	478,614
	2016	2.409	2.731	550,068
	2015	2.522	2.409	643,635
	2014	2.458	2.522	721,263
	2013	2.257	2.458	769,701
	2012	1.948	2.257	846,365
	2011	1.916	1.948	839,647
	2010	1.663	1.916	898,585
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)	2019	2.110	2.692	426,197
	2018	2.511	2.110	566,119
	2017	2.269	2.511	686,456
	2016	1.744	2.269	751,779
	2015	1.860	1.744	850,265
	2014	1.846	1.860	1,056,895
	2013	1.406	1.846	1,207,268
	2012	1.203	1.406	1,171,941
	2011	1.333	1.203	1,201,395
	2010	1.122	1.333	1,373,518
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2019	3.130	3.753	83,239
	2018	3.669	3.130	89,518
	2017	2.879	3.669	107,719
	2016	2.598	2.879	124,768
	2015	3.036	2.598	143,887
	2014	3.267	3.036	155,049
	2013	3.463	3.267	189,390
	2012	2.934	3.463	181,664
	2011	3.629	2.934	238,319
	2010	2.953	3.629	307,095
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	2.542	3.322	33,670
	2018	2.738	2.542	72,407
	2017	2.266	2.738	103,145
	2016	2.111	2.266	117,406
	2015	2.039	2.111	135,988
	2014	1.811	2.039	152,556
	2013	1.362	1.811	170,533
	2012	1.211	1.362	153,593
	2011	1.219	1.211	176,653
	2010	1.093	1.219	312,573
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.234	1.530	802,031
	2018	1.359	1.234	893,111
	2017	1.236	1.359	1,035,486
	2016	1.233	1.236	1,071,406
	2015	1.259	1.233	1,118,208
	2014	1.118	1.259	1,309,550
	2013	1.087	1.118	1,346,221
	2012	0.869	1.087	1,247,736
	2011	0.925	0.869	1,280,194
	2010	0.803	0.925	1,290,037
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	3.805	3.972	—
	2013	2.974	3.805	1,538,823
	2012	2.443	2.974	1,863,061
	2011	2.660	2.443	2,063,125
	2010	2.447	2.660	2,829,017
BHFTI FOF - American Funds® Balanced Allocation Subaccount (Class C) (4/08)	2019	1.560	1.848	678,691
70

Gold Track Select BLIC — Separate Account Charges 0.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.645	1.560	867,125
	2017	1.421	1.645	1,170,017
	2016	1.330	1.421	1,103,393
	2015	1.351	1.330	1,178,894
	2014	1.286	1.351	854,859
	2013	1.094	1.286	635,981
	2012	0.973	1.094	411,114
	2011	1.003	0.973	302,422
	2010	0.902	1.003	1,198,554
BHFTI FOF - American Funds® Growth Allocation Subaccount (Class C) (4/08)	2019	1.617	1.981	616,233
	2018	1.731	1.617	674,917
	2017	1.439	1.731	680,969
	2016	1.333	1.439	525,879
	2015	1.355	1.333	671,502
	2014	1.286	1.355	688,582
	2013	1.037	1.286	586,939
	2012	0.901	1.037	515,476
	2011	0.954	0.901	417,359
	2010	0.848	0.954	1,417,583
BHFTI FOF - American Funds® Moderate Allocation Subaccount (Class C) (4/08)	2019	1.483	1.707	656,884
	2018	1.549	1.483	873,372
	2017	1.384	1.549	825,977
	2016	1.305	1.384	1,056,370
	2015	1.326	1.305	1,379,253
	2014	1.261	1.326	1,209,442
	2013	1.121	1.261	1,074,807
	2012	1.021	1.121	988,949
	2011	1.028	1.021	822,924
	2010	0.944	1.028	742,242
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2019	2.013	2.490	217,367
	2018	2.663	2.013	252,500
	2017	2.055	2.663	288,021
	2016	1.912	2.055	295,419
	2015	2.016	1.912	361,921
	2014	2.153	2.016	381,931
	2013	1.661	2.153	436,918
	2012	1.295	1.661	494,366
	2011	1.519	1.295	547,717
	2010	1.314	1.519	806,828
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	2.818	3.489	155,960
	2018	3.237	2.818	203,417
	2017	2.767	3.237	294,960
	2016	2.381	2.767	326,496
	2015	2.555	2.381	422,668
	2014	2.358	2.555	594,791
	2013	1.757	2.358	678,431
	2012	1.496	1.757	567,995
	2011	1.532	1.496	551,802
	2010	1.346	1.532	643,219
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.729	2.255	299,520
	2018	2.009	1.729	313,287
	2017	1.483	2.009	330,584
	2016	1.493	1.483	416,148
	2015	1.449	1.493	509,331
	2014	1.431	1.449	596,259
	2013	1.136	1.431	716,869
	2012	0.946	1.136	997,268
	2011	1.042	0.946	987,600
	2010	0.907	1.042	731,472
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)	2019	2.781	3.435	3,962
	2018	3.077	2.781	2,166
	2017	2.471	3.077	5,802
	2016	2.232	2.471	4,737
	2015	2.285	2.232	4,391
	2014	2.131	2.285	12,850
	2013	1.530	2.131	2,505
	2012	1.303	1.530	12,103
	2011	1.326	1.303	11,562
	2010	1.058	1.326	3,651
71

Gold Track Select BLIC — Separate Account Charges 0.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)	2019	1.788	2.118	7,780
	2018	2.092	1.788	36,169
	2017	2.037	2.092	34,973
	2016	1.571	2.037	25,673
	2015	1.709	1.571	81,179
	2014	1.648	1.709	32,031
	2013	1.248	1.648	29,625
	2012	1.089	1.248	25,253
	2011	1.222	1.089	16,470
	2010	1.032	1.222	14,408
BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)	2011	0.685	0.730	—
	2010	0.644	0.685	10,437
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	4.732	5.807	851,584
	2018	5.124	4.732	941,948
	2017	4.356	5.124	1,019,301
	2016	4.268	4.356	1,190,399
	2015	4.477	4.268	1,350,243
	2014	3.960	4.477	1,422,022
BHFTI Loomis Sayles Growth Subaccount (Class B) (4/08)	2019	1.705	2.088	99,989
	2018	1.851	1.705	126,572
	2017	1.577	1.851	137,188
	2016	1.550	1.577	125,878
	2015	1.629	1.550	133,442
	2014	1.381	1.629	185,075
	2013	0.956	1.381	127,825
	2012	0.813	0.956	93,165
	2011	0.794	0.813	56,360
	2010	0.647	0.794	123,964
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	2.703	2.791	—
	2015	2.779	2.703	54,235
	2014	2.668	2.779	78,709
	2013	2.489	2.668	74,366
	2012	2.219	2.489	126,912
	2011	2.136	2.219	95,768
	2010	1.904	2.136	160,875
BHFTI MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)	2019	13.114	15.818	636
	2018	14.258	13.114	547
	2017	12.451	14.258	475
	2016	12.038	12.451	4,276
	2015	12.296	12.038	132
	2014	11.356	12.296	—
	2013	10.824	11.356	—
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.567	1.993	333,353
	2018	1.839	1.567	456,485
	2017	1.448	1.839	502,960
	2016	1.474	1.448	553,955
	2015	1.514	1.474	606,705
	2014	1.642	1.514	625,545
	2013	1.389	1.642	651,334
	2012	1.201	1.389	660,946
	2011	1.357	1.201	814,655
	2010	1.229	1.357	439,449
BHFTI MLA Mid Cap Subaccount (Class A) (4/07)	2013	2.539	2.758	—
	2012	2.426	2.539	396,474
	2011	2.581	2.426	434,269
	2010	2.113	2.581	573,264
BHFTI Morgan Stanley Discovery Subaccount (Class B) (4/08)	2019	1.890	2.625	630
	2018	1.731	1.890	553
	2017	1.249	1.731	451
	2016	1.376	1.249	8,369
	2015	1.462	1.376	7,409
	2014	1.461	1.462	7,929
	2013	1.060	1.461	60,953
	2012	0.979	1.060	54,727
	2011	1.061	0.979	5,311
	2010	0.811	1.061	3,639
BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)	2012	0.888	1.000	—
72

Gold Track Select BLIC — Separate Account Charges 0.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2011	0.905	0.888	339,634
	2010	0.832	0.905	318,163
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2019	1.399	1.504	412,810
	2018	1.442	1.399	378,792
	2017	1.402	1.442	433,008
	2016	1.345	1.402	419,137
	2015	1.398	1.345	458,504
	2014	1.367	1.398	427,818
	2013	1.515	1.367	430,848
	2012	1.399	1.515	388,231
	2011	1.266	1.399	481,468
	2010	1.183	1.266	501,967
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	2.066	2.220	1,008,572
	2018	2.089	2.066	1,054,822
	2017	2.017	2.089	1,770,701
	2016	1.984	2.017	1,763,929
	2015	2.002	1.984	1,918,610
	2014	1.938	2.002	2,088,367
	2013	1.994	1.938	2,109,219
	2012	1.842	1.994	1,832,700
	2011	1.801	1.842	1,813,210
	2010	1.680	1.801	2,179,013
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	2.309	2.328	—
	2015	2.328	2.309	406,207
	2014	2.113	2.328	442,972
	2013	1.602	2.113	470,164
	2012	1.462	1.602	471,211
	2011	1.546	1.462	502,483
	2010	1.342	1.546	565,860
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	2.608	2.679	—
	2015	2.666	2.608	651,720
	2014	2.572	2.666	705,265
	2013	2.556	2.572	855,862
	2012	2.311	2.556	846,642
	2011	2.250	2.311	839,360
	2010	2.024	2.250	931,030
BHFTI Schroders Global Multi-Asset Portfolio II Subaccount (Class B) (4/13)	2019	13.029	13.029	—
	2018	13.601	13.029	—
	2017	11.783	13.601	22
	2016	11.370	11.783	7
	2015	11.618	11.370	—
	2014	10.791	11.618	213
	2013	10.218	10.791	—
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2019	1.818	2.280	561,131
	2018	2.020	1.818	585,931
	2017	1.743	2.020	786,773
	2016	1.517	1.743	855,682
	2015	1.587	1.517	1,083,381
	2014	1.414	1.587	1,212,702
	2013	1.066	1.414	1,239,872
	2012	0.912	1.066	1,316,730
	2011	0.959	0.912	1,458,421
	2010	0.827	0.959	1,740,149
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	2.105	2.641	553,200
	2018	2.335	2.105	584,486
	2017	2.013	2.335	571,908
	2016	1.750	2.013	804,800
	2015	1.830	1.750	1,025,604
	2014	1.669	1.830	1,084,341
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)	2019	1.991	2.545	138,096
73

Gold Track Select BLIC — Separate Account Charges 0.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.236	1.991	135,250
	2017	2.061	2.236	160,306
	2016	1.801	2.061	185,495
	2015	1.996	1.801	176,118
	2014	1.837	1.996	237,159
	2013	1.422	1.837	232,934
	2012	1.252	1.422	197,352
	2011	1.311	1.252	167,213
	2010	1.054	1.311	225,949
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	2.106	2.292	229,927
	2018	2.132	2.106	239,295
	2017	2.067	2.132	364,959
	2016	2.022	2.067	383,771
	2015	2.029	2.022	498,303
	2014	1.911	2.029	515,230
	2013	1.944	1.911	627,942
	2012	1.824	1.944	679,886
	2011	1.727	1.824	772,343
	2010	1.608	1.727	900,447
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	2.610	3.436	2,386,031
	2018	2.571	2.610	2,549,017
	2017	1.937	2.571	2,817,983
	2016	1.953	1.937	3,064,180
	2015	1.854	1.953	3,364,550
	2014	1.718	1.854	3,582,275
	2013	1.292	1.718	3,981,358
	2012	1.140	1.292	4,508,232
	2011	1.263	1.140	5,146,188
	2010	1.064	1.263	6,464,939
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	1.217	1.232	1,436,047
	2018	1.207	1.217	1,672,995
	2017	1.207	1.207	2,196,852
	2016	1.213	1.207	2,348,313
	2015	1.224	1.213	2,347,129
	2014	1.235	1.224	2,497,209
	2013	1.247	1.235	2,517,056
	2012	1.258	1.247	3,052,774
	2011	1.269	1.258	2,967,102
	2010	1.281	1.269	3,207,184
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (2/06)	2019	1.508	1.670	398,470
	2018	1.562	1.508	597,002
	2017	1.474	1.562	561,609
	2016	1.423	1.474	751,035
	2015	1.444	1.423	1,357,849
	2014	1.395	1.444	1,372,871
	2013	1.350	1.395	1,388,955
	2012	1.248	1.350	1,049,240
	2011	1.219	1.248	808,386
	2010	1.118	1.219	1,148,773
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (2/06)	2019	1.588	1.819	1,754,727
	2018	1.676	1.588	1,865,143
	2017	1.528	1.676	1,943,845
	2016	1.454	1.528	2,173,125
	2015	1.483	1.454	2,527,232
	2014	1.426	1.483	2,601,008
	2013	1.297	1.426	2,797,770
	2012	1.174	1.297	3,278,148
	2011	1.173	1.174	3,573,243
	2010	1.061	1.173	4,431,751
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (2/06)	2019	1.644	1.946	15,722,435
	2018	1.767	1.644	16,576,629
	2017	1.554	1.767	18,275,634
	2016	1.464	1.554	20,170,795
	2015	1.496	1.464	20,790,001
	2014	1.437	1.496	21,842,907
	2013	1.229	1.437	21,762,218
	2012	1.095	1.229	23,089,623
	2011	1.121	1.095	24,760,682
	2010	0.999	1.121	27,467,809
74

Gold Track Select BLIC — Separate Account Charges 0.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (2/06)	2019	1.676	2.055	15,507,898
	2018	1.841	1.676	16,466,822
	2017	1.559	1.841	17,420,122
	2016	1.454	1.559	18,678,800
	2015	1.493	1.454	19,513,685
	2014	1.431	1.493	20,151,978
	2013	1.162	1.431	20,303,201
	2012	1.016	1.162	20,846,440
	2011	1.065	1.016	21,734,745
	2010	0.937	1.065	23,966,160
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	2.307	2.993	1,621,776
	2018	2.330	2.307	1,757,332
	2017	1.974	2.330	1,836,801
	2016	1.856	1.974	2,144,795
	2015	1.829	1.856	1,843,164
	2014	1.668	1.829	1,945,425
	2013	1.259	1.668	2,085,854
	2012	1.126	1.259	2,093,822
	2011	1.183	1.126	2,365,898
	2010	1.066	1.183	2,841,349
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.517	1.673	—
	2012	1.324	1.517	1,956,856
	2011	1.424	1.324	2,171,857
	2010	1.256	1.424	2,869,826
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	2.722	3.588	543,223
	2018	2.915	2.722	536,846
	2017	2.350	2.915	575,610
	2016	2.252	2.350	588,814
	2015	2.211	2.252	677,339
	2014	2.009	2.211	728,245
	2013	1.528	2.009	744,769
	2012	1.391	1.528	831,638
	2011	1.449	1.391	989,711
	2010	1.269	1.449	1,092,364
BHFTII Jennison Growth Subaccount (Class A) (4/12)	2019	2.088	2.748	202,894
	2018	2.099	2.088	208,773
	2017	1.542	2.099	231,408
	2016	1.554	1.542	255,353
	2015	1.415	1.554	408,684
	2014	1.309	1.415	358,434
	2013	0.964	1.309	385,825
	2012	0.990	0.964	437,865
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2012	0.881	1.008	—
	2011	0.887	0.881	216,065
	2010	0.804	0.887	206,439
BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)	2019	2.345	2.524	957,825
	2018	2.370	2.345	1,120,729
	2017	2.316	2.370	1,252,247
	2016	2.283	2.316	1,489,060
	2015	2.298	2.283	1,597,957
	2014	2.192	2.298	1,792,776
	2013	2.264	2.192	1,925,375
	2012	2.199	2.264	2,353,658
	2011	2.064	2.199	2,549,186
	2010	1.964	2.064	3,114,711
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/06)	2011	0.993	1.079	—
	2010	0.866	0.993	2,517,023
BHFTII MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)	2019	33.397	41.551	6,733
	2018	38.108	33.397	6,341
	2017	33.262	38.108	6,166
	2016	27.950	33.262	7,485
	2015	28.978	27.950	6,190
	2014	26.774	28.978	6,248
	2013	22.917	26.774	990
BHFTII MetLife MSCI EAFE® Index Subaccount (Class A) (11/07)	2019	1.923	2.323	1,038,185
75

Gold Track Select BLIC — Separate Account Charges 0.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.254	1.923	1,174,115
	2017	1.821	2.254	1,316,056
	2016	1.813	1.821	1,580,192
	2015	1.849	1.813	1,659,341
	2014	1.985	1.849	1,777,718
	2013	1.644	1.985	1,868,501
	2012	1.402	1.644	1,989,912
	2011	1.617	1.402	2,212,255
	2010	1.508	1.617	2,611,723
BHFTII MetLife Russell 2000® Index Subaccount (Class A) (11/07)	2019	3.413	4.249	776,273
	2018	3.868	3.413	886,514
	2017	3.404	3.868	942,049
	2016	2.832	3.404	1,145,659
	2015	2.985	2.832	1,259,235
	2014	2.867	2.985	1,353,093
	2013	2.088	2.867	1,492,669
	2012	1.811	2.088	1,528,585
	2011	1.905	1.811	1,714,791
	2010	1.515	1.905	2,086,172
BHFTII MetLife Stock Index Subaccount (Class A) (4/07)	2019	4.288	5.574	1,859,623
	2018	4.535	4.288	2,082,498
	2017	3.764	4.535	2,190,884
	2016	3.401	3.764	2,578,103
	2015	3.391	3.401	2,780,836
	2014	3.018	3.391	2,976,068
	2013	2.306	3.018	3,189,092
	2012	2.010	2.306	3,433,938
	2011	1.991	2.010	3,988,354
	2010	1.749	1.991	4,743,551
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	2.091	2.091	—
	2018	2.164	2.091	—
	2017	2.034	2.164	78,424
	2016	1.738	2.034	135,972
	2015	1.869	1.738	132,386
	2014	1.719	1.869	128,487
	2013	1.317	1.719	168,986
	2012	1.166	1.317	54,875
	2011	1.153	1.166	65,224
	2010	1.068	1.153	296,537
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	3.496	4.162	1,301,807
	2018	3.744	3.496	1,469,408
	2017	3.366	3.744	1,785,416
	2016	3.117	3.366	2,433,266
	2015	3.156	3.117	2,582,988
	2014	2.937	3.156	2,762,844
	2013	2.496	2.937	2,948,137
	2012	2.261	2.496	3,119,886
	2011	2.233	2.261	3,347,942
	2010	2.050	2.233	3,492,519
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.689	3.467	1,011,347
	2018	3.016	2.689	1,224,106
	2017	2.579	3.016	1,270,607
	2016	2.275	2.579	1,501,981
	2015	2.299	2.275	1,648,746
	2014	2.094	2.299	1,815,635
	2013	1.556	2.094	2,029,200
	2012	1.346	1.556	520,023
	2011	1.347	1.346	575,454
	2010	1.220	1.347	650,422
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	4.294	5.519	152,453
	2018	4.645	4.294	160,225
	2017	4.049	4.645	203,080
	2016	3.442	4.049	251,414
	2015	3.453	3.442	292,707
	2014	3.484	3.453	329,486
	2013	2.777	3.484	375,444
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)	2019	3.654	4.729	145,251
76

Gold Track Select BLIC — Separate Account Charges 0.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.730	3.654	136,416
	2017	2.820	3.730	145,656
	2016	2.802	2.820	115,225
	2015	2.559	2.802	132,083
	2014	2.372	2.559	120,031
	2013	1.725	2.372	90,201
	2012	1.467	1.725	72,611
	2011	1.500	1.467	33,576
	2010	1.297	1.500	301,308
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	4.222	5.559	664,085
	2018	4.571	4.222	682,663
	2017	3.764	4.571	780,689
	2016	3.407	3.764	876,767
	2015	3.355	3.407	1,020,597
	2014	3.174	3.355	1,150,397
	2013	2.222	3.174	1,180,722
	2012	1.934	2.222	1,344,845
	2011	1.924	1.934	1,668,698
	2010	1.441	1.924	1,715,278
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	37.448	42.489	22,022
	2018	39.280	37.448	26,790
	2017	36.621	39.280	32,886
	2016	35.156	36.621	45,772
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	2.166	2.280	339,555
	2018	2.162	2.166	350,176
	2017	2.137	2.162	364,495
	2016	2.125	2.137	418,480
	2015	2.129	2.125	548,182
	2014	2.087	2.129	594,432
	2013	2.118	2.087	593,463
	2012	2.064	2.118	824,855
	2011	1.971	2.064	723,323
	2010	1.877	1.971	967,428
Delaware VIP Trust
Delaware VIP® Small Cap Value Subaccount (Standard Class) (9/98)	2019	5.079	6.450	268,303
	2018	6.154	5.079	263,506
	2017	5.541	6.154	303,154
	2016	4.255	5.541	357,698
	2015	4.578	4.255	381,757
	2014	4.364	4.578	450,159
	2013	3.298	4.364	463,863
	2012	2.922	3.298	481,870
	2011	2.988	2.922	609,131
	2010	2.280	2.988	675,885
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (4/03)	2019	3.050	3.968	581,585
	2018	3.297	3.050	627,573
	2017	2.736	3.297	997,199
	2016	2.563	2.736	1,157,685
	2015	2.575	2.563	1,255,866
	2014	2.327	2.575	1,302,026
	2013	1.793	2.327	1,391,576
	2012	1.558	1.793	1,438,344
	2011	1.617	1.558	1,664,345
	2010	1.396	1.617	1,792,218
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)	2019	2.584	3.325	171,475
	2018	2.750	2.584	165,038
	2017	2.247	2.750	147,195
	2016	2.208	2.247	142,323
	2015	2.206	2.208	144,309
	2014	2.011	2.206	32,286
	2013	1.468	2.011	47,890
	2012	1.212	1.468	57,498
	2011	1.257	1.212	41,705
	2010	1.075	1.257	28,938
Fidelity VIP Freedom 2020 Subaccount (5/15)	2019	1.854	2.203	200,740
77

Gold Track Select BLIC — Separate Account Charges 0.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.992	1.854	176,654
	2017	1.729	1.992	136,076
	2016	1.649	1.729	109,877
	2015	1.735	1.649	41,806
Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)	2019	3.793	4.630	423,928
	2018	4.490	3.793	464,938
	2017	3.759	4.490	597,336
	2016	3.389	3.759	690,129
	2015	3.476	3.389	923,167
	2014	3.308	3.476	943,849
	2013	2.457	3.308	919,982
	2012	2.164	2.457	998,630
	2011	2.449	2.164	976,423
	2010	1.922	2.449	984,738
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)	2019	2.115	2.656	157,811
	2018	2.535	2.115	178,773
	2017	1.822	2.535	232,395
	2016	1.565	1.822	277,189
	2015	1.965	1.565	372,702
	2014	2.164	1.965	422,334
	2013	2.204	2.164	450,003
	2012	1.965	2.204	481,007
	2011	2.356	1.965	497,715
	2010	2.022	2.356	520,987
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)	2019	1.592	1.775	236,159
	2018	1.899	1.592	289,887
	2017	1.642	1.899	451,019
	2016	1.546	1.642	526,944
	2015	1.669	1.546	654,422
	2014	1.895	1.669	774,885
	2013	1.555	1.895	798,738
	2012	1.327	1.555	771,267
	2011	1.498	1.327	751,088
	2010	1.394	1.498	644,714
Janus Aspen Series
Janus Henderson Enterprise Subaccount (Service Shares) (7/01)	2019	3.045	4.078	148,658
	2018	3.093	3.045	143,929
	2017	2.456	3.093	172,133
	2016	2.210	2.456	255,138
	2015	2.149	2.210	287,434
	2014	1.932	2.149	216,327
	2013	1.477	1.932	222,427
	2012	1.274	1.477	249,837
	2011	1.307	1.274	346,001
	2010	1.051	1.307	330,900
Janus Henderson Global Research Subaccount (Service Shares) (7/01)	2019	1.364	1.739	65,443
	2018	1.481	1.364	81,085
	2017	1.179	1.481	71,599
	2016	1.169	1.179	97,560
	2015	1.210	1.169	162,514
	2014	1.139	1.210	181,145
	2013	0.897	1.139	183,384
	2012	0.756	0.897	192,931
	2011	0.886	0.756	228,377
	2010	0.774	0.886	269,177
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)	2019	2.298	2.849	341,713
	2018	2.530	2.298	368,796
	2017	2.195	2.530	382,856
	2016	2.189	2.195	485,589
	2015	2.248	2.189	573,411
	2014	1.884	2.248	676,944
	2013	1.286	1.884	756,629
	2012	1.093	1.286	797,667
	2011	1.077	1.093	878,280
	2010	0.869	1.077	1,013,709
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)	2014	1.654	1.667	—
78

Gold Track Select BLIC — Separate Account Charges 0.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2013	1.263	1.654	1,324,178
	2012	1.108	1.263	1,552,864
	2011	1.192	1.108	1,872,566
	2010	1.032	1.192	2,437,317
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)	2019	2.566	3.303	255,408
	2018	2.635	2.566	358,329
	2017	2.224	2.635	455,780
	2016	2.045	2.224	525,230
	2015	2.031	2.045	588,877
	2014	1.846	2.031	700,508
	2013	1.433	1.846	779,194
	2012	1.247	1.433	735,799
	2011	1.226	1.247	681,419
	2010	1.099	1.226	599,610
LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)	2011	0.955	1.040	—
	2010	0.861	0.955	55,429
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)	2019	2.687	3.504	90,909
	2018	2.850	2.687	90,257
	2017	2.413	2.850	147,973
	2016	2.117	2.413	177,671
	2015	2.233	2.117	198,756
	2014	1.983	2.233	200,042
	2013	1.589	1.983	199,345
	2012	1.404	1.589	193,718
	2011	1.313	1.404	223,241
	2010	1.180	1.313	210,747
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)	2019	4.120	5.396	370,302
	2018	4.157	4.120	386,860
	2017	3.335	4.157	405,700
	2016	3.134	3.335	473,418
	2015	2.880	3.134	473,429
	2014	2.549	2.880	472,694
	2013	1.866	2.549	466,174
	2012	1.565	1.866	546,737
	2011	1.589	1.565	605,267
	2010	1.460	1.589	699,769
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)	2019	3.329	4.252	182,249
	2018	3.687	3.329	189,651
	2017	3.239	3.687	209,937
	2016	2.893	3.239	386,119
	2015	3.005	2.893	398,319
	2014	2.714	3.005	437,666
	2013	2.069	2.714	454,702
	2012	1.792	2.069	493,530
	2011	1.723	1.792	526,753
	2010	1.588	1.723	664,736
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)	2019	3.105	3.904	107,298
	2018	3.029	3.105	123,613
	2017	2.460	3.029	143,287
	2016	2.346	2.460	164,580
	2015	2.475	2.346	194,078
	2014	2.400	2.475	253,265
	2013	1.647	2.400	302,218
	2012	1.391	1.647	276,585
	2011	1.385	1.391	255,912
	2010	1.116	1.385	349,000
LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)	2011	1.088	1.174	—
	2010	1.058	1.088	721,160
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Core Plus VIT Subaccount (10/96)	2019	2.594	2.884	63,973
79

Gold Track Select BLIC — Separate Account Charges 0.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.678	2.594	64,554
	2017	2.555	2.678	88,320
	2016	2.466	2.555	87,901
	2015	2.459	2.466	90,717
	2014	2.489	2.459	108,042
	2013	2.300	2.489	130,991
	2012	1.969	2.300	162,029
	2011	1.940	1.969	153,516
	2010	1.679	1.940	230,572
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)	2011	1.038	1.028	—
	2010	0.959	1.038	77,943
LMPVIT Western Asset Variable Money Market Subaccount (3/97)	2010	1.364	1.360	—
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (10/96)	2019	3.187	4.001	425,381
	2018	3.246	3.187	439,913
	2017	2.806	3.246	460,369
	2016	2.665	2.806	567,099
	2015	2.736	2.665	598,507
	2014	2.526	2.736	701,881
	2013	2.147	2.526	806,339
	2012	1.957	2.147	836,648
	2011	1.975	1.957	912,164
	2010	1.777	1.975	1,295,007
Wells Fargo Funds
Wells Fargo VT Small Cap Value Subaccount (9/98)	2019	2.536	2.536	—
	2018	2.536	2.536	—
	2017	2.536	2.536	—
	2016	2.368	2.536	—
	2015	2.674	2.368	77,374
	2014	2.583	2.674	114,195
	2013	2.271	2.583	134,506
	2012	2.010	2.271	153,670
	2011	2.187	2.010	230,633
	2010	1.882	2.187	255,962

Gold Track Select BLIC — Separate Account Charges 1.15%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (5/04)	2019	2.764	3.696	61,004
	2018	3.074	2.764	97,233
	2017	2.365	3.074	223,805
	2016	2.378	2.365	255,435
	2015	2.249	2.378	307,639
	2014	2.224	2.249	290,167
	2013	1.741	2.224	323,600
	2012	1.437	1.741	337,993
	2011	1.596	1.437	383,744
	2010	1.444	1.596	425,037
American Funds Growth Subaccount (Class 2) (5/04)	2019	2.948	3.811	158,021
	2018	2.989	2.948	283,812
	2017	2.357	2.989	523,076
	2016	2.178	2.357	669,670
	2015	2.062	2.178	781,717
	2014	1.922	2.062	761,871
	2013	1.494	1.922	828,979
	2012	1.282	1.494	901,938
	2011	1.355	1.282	1,046,208
	2010	1.155	1.355	1,070,611
American Funds Growth-Income Subaccount (Class 2) (5/04)	2019	2.479	3.091	185,284
80

Gold Track Select BLIC — Separate Account Charges 1.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.553	2.479	219,982
	2017	2.110	2.553	253,504
	2016	1.914	2.110	541,459
	2015	1.909	1.914	566,615
	2014	1.745	1.909	530,709
	2013	1.322	1.745	622,325
	2012	1.139	1.322	736,990
	2011	1.173	1.139	910,550
	2010	1.065	1.173	951,371
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2019	2.684	3.055	39,256
	2018	2.784	2.684	35,563
	2017	2.603	2.784	74,490
	2016	2.302	2.603	119,642
	2015	2.416	2.302	143,454
	2014	2.361	2.416	153,102
	2013	2.173	2.361	153,193
	2012	1.880	2.173	175,421
	2011	1.854	1.880	189,908
	2010	1.613	1.854	228,281
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.576	1.987	97,246
	2018	1.773	1.576	96,795
	2017	1.459	1.773	119,888
	2016	1.354	1.459	398,905
	2015	1.398	1.354	897,231
	2014	1.346	1.398	862,106
	2013	1.051	1.346	771,658
	2012	0.911	1.051	752,907
	2011	1.062	0.911	670,237
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)	2019	2.034	2.589	3,663
	2018	2.427	2.034	25,316
	2017	2.198	2.427	25,616
	2016	1.694	2.198	47,854
	2015	1.812	1.694	128,705
	2014	1.802	1.812	135,113
	2013	1.376	1.802	216,717
	2012	1.180	1.376	249,324
	2011	1.311	1.180	234,467
	2010	1.106	1.311	322,476
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2019	2.976	3.559	10,982
	2018	3.497	2.976	11,453
	2017	2.751	3.497	12,408
	2016	2.488	2.751	23,694
	2015	2.915	2.488	23,648
	2014	3.145	2.915	33,217
	2013	3.342	3.145	34,300
	2012	2.839	3.342	36,314
	2011	3.520	2.839	30,678
	2010	2.871	3.520	41,359
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	2.417	3.150	1,714
	2018	2.609	2.417	2,345
	2017	2.165	2.609	2,008
	2016	2.022	2.165	1,677
	2015	1.958	2.022	1,062
	2014	1.743	1.958	295
	2013	1.314	1.743	76,800
	2012	1.171	1.314	71,598
	2011	1.182	1.171	55,400
	2010	1.063	1.182	100,710
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.196	1.479	61,226
	2018	1.320	1.196	87,128
	2017	1.203	1.320	260,190
	2016	1.203	1.203	511,256
	2015	1.232	1.203	496,516
	2014	1.097	1.232	496,847
	2013	1.069	1.097	571,386
	2012	0.856	1.069	580,431
	2011	0.914	0.856	576,141
	2010	0.795	0.914	582,009
81

Gold Track Select BLIC — Separate Account Charges 1.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	3.645	3.801	—
	2013	2.855	3.645	916,963
	2012	2.352	2.855	1,059,779
	2011	2.567	2.352	1,162,410
	2010	2.367	2.567	1,309,700
BHFTI FOF - American Funds® Balanced Allocation Subaccount (Class C) (4/08)	2019	1.519	1.795	46,734
	2018	1.606	1.519	82,455
	2017	1.390	1.606	257,684
	2016	1.304	1.390	332,956
	2015	1.329	1.304	343,078
	2014	1.268	1.329	301,402
	2013	1.082	1.268	281,582
	2012	0.964	1.082	167,327
	2011	0.996	0.964	159,420
	2010	0.898	0.996	136,063
BHFTI FOF - American Funds® Growth Allocation Subaccount (Class C) (4/08)	2019	1.574	1.924	81,397
	2018	1.690	1.574	110,716
	2017	1.409	1.690	139,501
	2016	1.308	1.409	160,107
	2015	1.333	1.308	104,385
	2014	1.267	1.333	52,262
	2013	1.025	1.267	141,843
	2012	0.892	1.025	100,351
	2011	0.948	0.892	78,944
	2010	0.845	0.948	101,434
BHFTI FOF - American Funds® Moderate Allocation Subaccount (Class C) (4/08)	2019	1.444	1.658	116,025
	2018	1.512	1.444	109,200
	2017	1.354	1.512	116,535
	2016	1.280	1.354	142,259
	2015	1.304	1.280	105,367
	2014	1.243	1.304	96,027
	2013	1.108	1.243	85,108
	2012	1.011	1.108	72,323
	2011	1.021	1.011	70,104
	2010	0.940	1.021	82,074
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2019	1.908	2.355	72,071
	2018	2.531	1.908	69,956
	2017	1.957	2.531	58,394
	2016	1.826	1.957	115,504
	2015	1.930	1.826	129,348
	2014	2.067	1.930	157,463
	2013	1.598	2.067	133,937
	2012	1.249	1.598	156,743
	2011	1.469	1.249	126,119
	2010	1.273	1.469	124,339
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	2.709	3.347	5,675
	2018	3.120	2.709	4,908
	2017	2.674	3.120	6,079
	2016	2.306	2.674	53,171
	2015	2.481	2.306	63,326
	2014	2.296	2.481	66,057
	2013	1.715	2.296	65,661
	2012	1.464	1.715	93,924
	2011	1.503	1.464	133,958
	2010	1.324	1.503	155,897
BHFTI Invesco Global Equity Subaccount (Class A) (4/06)	2019	1.731	2.257	26,728
	2018	2.012	1.731	26,822
	2017	1.484	2.012	26,918
	2016	1.494	1.484	33,757
	2015	1.451	1.494	33,870
	2014	1.433	1.451	33,968
	2013	1.138	1.433	81,447
	2012	0.947	1.138	80,866
	2011	1.044	0.947	103,855
	2010	0.909	1.044	116,468
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.675	2.179	203,263
82

Gold Track Select BLIC — Separate Account Charges 1.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.951	1.675	237,245
	2017	1.443	1.951	241,703
	2016	1.457	1.443	638,277
	2015	1.418	1.457	728,244
	2014	1.404	1.418	758,613
	2013	1.117	1.404	824,624
	2012	0.933	1.117	830,232
	2011	1.030	0.933	809,087
	2010	0.899	1.030	912,693
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)	2019	2.689	3.313	9,873
	2018	2.982	2.689	8,421
	2017	2.401	2.982	6,550
	2016	2.174	2.401	23,027
	2015	2.231	2.174	19,842
	2014	2.086	2.231	18,424
	2013	1.502	2.086	32,585
	2012	1.282	1.502	30,711
	2011	1.308	1.282	27,593
	2010	1.046	1.308	25,189
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)	2019	1.732	2.046	3,840
	2018	2.031	1.732	3,120
	2017	1.983	2.031	2,590
	2016	1.533	1.983	3,764
	2015	1.672	1.533	3,848
	2014	1.616	1.672	52,274
	2013	1.227	1.616	61,780
	2012	1.073	1.227	58,156
	2011	1.208	1.073	44,246
	2010	1.022	1.208	41,582
BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)	2011	0.676	0.720	—
	2010	0.638	0.676	2,108
BHFTI Loomis Sayles Global Allocation Subaccount (Class A) (4/07)	2019	4.974	6.287	1,299
	2018	5.308	4.974	1,299
	2017	4.353	5.308	1,299
	2016	4.193	4.353	1,742
	2015	4.180	4.193	1,582
	2014	4.075	4.180	1,594
	2013	3.513	4.075	1,605
	2012	3.031	3.513	1,617
	2011	3.105	3.031	12,144
	2010	2.566	3.105	11,826
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	4.476	5.480	334,296
	2018	4.859	4.476	376,046
	2017	4.141	4.859	393,439
	2016	4.067	4.141	707,135
	2015	4.277	4.067	775,627
	2014	3.790	4.277	811,646
BHFTI Loomis Sayles Growth Subaccount (Class B) (4/08)	2019	1.630	1.992	25,538
	2018	1.774	1.630	28,225
	2017	1.516	1.774	51,223
	2016	1.493	1.516	70,483
	2015	1.573	1.493	62,364
	2014	1.337	1.573	57,605
	2013	0.928	1.337	40,045
	2012	0.791	0.928	40,815
	2011	0.775	0.791	22,620
	2010	0.633	0.775	17,201
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	2.594	2.677	—
	2015	2.675	2.594	39,692
	2014	2.574	2.675	35,201
	2013	2.407	2.574	47,102
	2012	2.151	2.407	34,473
	2011	2.076	2.151	34,933
	2010	1.855	2.076	39,173
BHFTI MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)	2019	12.914	15.537	220
83

Gold Track Select BLIC — Separate Account Charges 1.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	14.075	12.914	161
	2017	12.322	14.075	138
	2016	11.944	12.322	67
	2015	12.230	11.944	21
	2014	11.323	12.230	10
	2013	10.811	11.323	—
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.499	1.902	24,161
	2018	1.764	1.499	23,756
	2017	1.392	1.764	24,571
	2016	1.421	1.392	44,184
	2015	1.463	1.421	58,548
	2014	1.590	1.463	66,568
	2013	1.349	1.590	122,906
	2012	1.169	1.349	119,081
	2011	1.325	1.169	110,476
	2010	1.203	1.325	64,304
BHFTI MLA Mid Cap Subaccount (Class A) (4/07)	2013	2.450	2.659	—
	2012	2.347	2.450	192,496
	2011	2.503	2.347	210,836
	2010	2.054	2.503	276,944
BHFTI Morgan Stanley Discovery Subaccount (Class B) (4/08)	2019	1.808	2.505	1,075
	2018	1.661	1.808	1,137
	2017	1.201	1.661	1,137
	2016	1.327	1.201	1,137
	2015	1.413	1.327	3,772
	2014	1.415	1.413	3,723
	2013	1.030	1.415	27,973
	2012	0.953	1.030	23,545
	2011	1.036	0.953	19,936
	2010	0.793	1.036	17,715
BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)	2012	0.864	0.972	—
	2011	0.883	0.864	84,132
	2010	0.814	0.883	79,814
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2019	1.353	1.451	19,847
	2018	1.399	1.353	24,109
	2017	1.363	1.399	15,264
	2016	1.311	1.363	169,045
	2015	1.366	1.311	205,926
	2014	1.339	1.366	191,982
	2013	1.488	1.339	232,880
	2012	1.377	1.488	284,516
	2011	1.249	1.377	233,791
	2010	1.170	1.249	233,097
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	1.976	2.119	21,704
	2018	2.004	1.976	79,373
	2017	1.940	2.004	171,943
	2016	1.912	1.940	498,370
	2015	1.934	1.912	527,920
	2014	1.878	1.934	512,148
	2013	1.937	1.878	610,215
	2012	1.793	1.937	524,687
	2011	1.758	1.793	508,642
	2010	1.644	1.758	578,756
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	2.200	2.216	—
	2015	2.224	2.200	60,321
	2014	2.024	2.224	67,850
	2013	1.539	2.024	81,633
	2012	1.407	1.539	83,672
	2011	1.491	1.407	92,595
	2010	1.298	1.491	97,643
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	2.486	2.552	—
	2015	2.547	2.486	65,530
	2014	2.464	2.547	74,500
	2013	2.454	2.464	75,505
	2012	2.224	2.454	178,042
	2011	2.171	2.224	162,513
	2010	1.958	2.171	165,254
84

Gold Track Select BLIC — Separate Account Charges 1.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Schroders Global Multi-Asset Portfolio II Subaccount (Class B) (4/13)	2019	12.867	12.867	—
	2018	13.442	12.867	—
	2017	11.674	13.442	73
	2016	11.294	11.674	113
	2015	11.569	11.294	22
	2014	10.772	11.569	—
	2013	10.217	10.772	—
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2019	1.762	2.203	135,162
	2018	1.962	1.762	122,142
	2017	1.697	1.962	123,063
	2016	1.480	1.697	156,818
	2015	1.553	1.480	186,581
	2014	1.387	1.553	231,421
	2013	1.049	1.387	224,383
	2012	0.899	1.049	218,266
	2011	0.948	0.899	272,633
	2010	0.819	0.948	335,717
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	2.014	2.520	54,185
	2018	2.240	2.014	53,679
	2017	1.935	2.240	102,669
	2016	1.687	1.935	102,141
	2015	1.768	1.687	105,609
	2014	1.616	1.768	121,758
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)	2019	1.920	2.448	7,925
	2018	2.161	1.920	10,982
	2017	1.997	2.161	33,612
	2016	1.749	1.997	46,494
	2015	1.944	1.749	46,744
	2014	1.793	1.944	44,985
	2013	1.392	1.793	62,332
	2012	1.228	1.392	69,361
	2011	1.290	1.228	54,327
	2010	1.039	1.290	54,704
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	1.997	2.168	70,495
	2018	2.027	1.997	71,874
	2017	1.970	2.027	77,000
	2016	1.932	1.970	208,329
	2015	1.943	1.932	234,730
	2014	1.835	1.943	222,669
	2013	1.871	1.835	271,021
	2012	1.760	1.871	314,653
	2011	1.671	1.760	345,369
	2010	1.560	1.671	315,228
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	2.474	3.249	224,442
	2018	2.443	2.474	223,216
	2017	1.845	2.443	215,442
	2016	1.865	1.845	290,520
	2015	1.775	1.865	342,472
	2014	1.649	1.775	347,449
	2013	1.243	1.649	458,293
	2012	1.099	1.243	477,138
	2011	1.221	1.099	502,741
	2010	1.031	1.221	595,483
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	1.157	1.168	264,905
	2018	1.150	1.157	324,169
	2017	1.153	1.150	369,584
	2016	1.162	1.153	569,462
	2015	1.175	1.162	624,442
	2014	1.189	1.175	658,118
	2013	1.203	1.189	2,505,635
	2012	1.217	1.203	2,597,547
	2011	1.231	1.217	2,588,171
	2010	1.245	1.231	2,791,932
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (2/06)	2019	1.460	1.613	41,420
85

Gold Track Select BLIC — Separate Account Charges 1.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.517	1.460	37,233
	2017	1.435	1.517	108,103
	2016	1.388	1.435	139,490
	2015	1.413	1.388	142,531
	2014	1.368	1.413	167,916
	2013	1.327	1.368	440,115
	2012	1.229	1.327	347,794
	2011	1.204	1.229	332,770
	2010	1.107	1.204	368,759
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (2/06)	2019	1.537	1.757	190,732
	2018	1.627	1.537	196,097
	2017	1.487	1.627	725,618
	2016	1.418	1.487	1,279,607
	2015	1.450	1.418	1,311,076
	2014	1.398	1.450	1,255,698
	2013	1.275	1.398	1,357,838
	2012	1.157	1.275	1,346,351
	2011	1.158	1.157	1,487,486
	2010	1.051	1.158	1,494,445
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (2/06)	2019	1.592	1.879	1,751,955
	2018	1.715	1.592	1,839,921
	2017	1.512	1.715	2,130,948
	2016	1.428	1.512	3,837,085
	2015	1.463	1.428	4,180,849
	2014	1.409	1.463	4,086,334
	2013	1.208	1.409	4,848,741
	2012	1.079	1.208	4,921,137
	2011	1.107	1.079	4,808,567
	2010	0.989	1.107	4,765,998
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (2/06)	2019	1.623	1.985	1,342,421
	2018	1.787	1.623	1,314,974
	2017	1.517	1.787	1,565,090
	2016	1.419	1.517	2,501,333
	2015	1.460	1.419	2,730,230
	2014	1.403	1.460	2,845,003
	2013	1.142	1.403	2,856,847
	2012	1.001	1.142	3,128,957
	2011	1.052	1.001	2,991,247
	2010	0.928	1.052	3,104,348
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (4/07)	2019	2.862	3.480	126,835
	2018	3.009	2.862	148,743
	2017	2.643	3.009	161,765
	2016	2.499	2.643	227,118
	2015	2.465	2.499	235,071
	2014	2.255	2.465	239,913
	2013	1.892	2.255	246,649
	2012	1.703	1.892	308,424
	2011	1.659	1.703	307,575
	2010	1.531	1.659	354,602
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	2.192	2.837	190,243
	2018	2.219	2.192	194,930
	2017	1.885	2.219	192,970
	2016	1.777	1.885	228,161
	2015	1.755	1.777	220,720
	2014	1.605	1.755	242,663
	2013	1.214	1.605	270,717
	2012	1.088	1.214	309,571
	2011	1.147	1.088	303,370
	2010	1.036	1.147	332,691
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.459	1.609	—
	2012	1.277	1.459	125,105
	2011	1.377	1.277	152,347
	2010	1.217	1.377	164,483
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	2.587	3.402	78,210
86

Gold Track Select BLIC — Separate Account Charges 1.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.777	2.587	83,781
	2017	2.245	2.777	90,250
	2016	2.157	2.245	103,830
	2015	2.123	2.157	161,825
	2014	1.934	2.123	155,329
	2013	1.475	1.934	161,467
	2012	1.346	1.475	173,731
	2011	1.405	1.346	177,509
	2010	1.234	1.405	218,821
BHFTII Jennison Growth Subaccount (Class A) (4/12)	2019	1.996	2.621	43,847
	2018	2.012	1.996	45,110
	2017	1.482	2.012	37,008
	2016	1.497	1.482	84,164
	2015	1.367	1.497	102,375
	2014	1.268	1.367	111,795
	2013	0.936	1.268	104,348
	2012	0.970	0.936	177,690
BHFTII Jennison Growth Subaccount (Class B) (4/08)	2012	0.857	0.979	—
	2011	0.865	0.857	31,904
	2010	0.786	0.865	34,134
BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)	2019	2.218	2.382	123,679
	2018	2.248	2.218	139,172
	2017	2.202	2.248	152,103
	2016	2.176	2.202	205,322
	2015	2.196	2.176	196,336
	2014	2.099	2.196	217,718
	2013	2.174	2.099	243,589
	2012	2.117	2.174	254,615
	2011	1.992	2.117	287,632
	2010	1.900	1.992	304,159
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/06)	2011	0.981	1.065	—
	2010	0.858	0.981	376,649
BHFTII MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)	2019	31.888	39.574	2,503
	2018	36.477	31.888	3,238
	2017	31.918	36.477	3,311
	2016	26.887	31.918	2,814
	2015	27.947	26.887	1,083
	2014	25.885	27.947	476
	2013	22.194	25.885	304
BHFTII MetLife MSCI EAFE® Index Subaccount (Class A) (11/07)	2019	1.819	2.192	81,059
	2018	2.137	1.819	98,205
	2017	1.731	2.137	98,918
	2016	1.728	1.731	276,284
	2015	1.767	1.728	304,681
	2014	1.902	1.767	329,597
	2013	1.578	1.902	421,639
	2012	1.349	1.578	419,177
	2011	1.560	1.349	409,104
	2010	1.459	1.560	405,607
BHFTII MetLife Russell 2000® Index Subaccount (Class A) (11/07)	2019	3.228	4.009	60,497
	2018	3.668	3.228	69,520
	2017	3.236	3.668	96,808
	2016	2.699	3.236	209,189
	2015	2.852	2.699	219,212
	2014	2.746	2.852	241,869
	2013	2.005	2.746	283,372
	2012	1.743	2.005	302,245
	2011	1.839	1.743	306,203
	2010	1.466	1.839	342,008
BHFTII MetLife Stock Index Subaccount (Class A) (4/07)	2019	4.056	5.260	150,337
87

Gold Track Select BLIC — Separate Account Charges 1.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	4.301	4.056	223,646
	2017	3.579	4.301	218,122
	2016	3.241	3.579	567,694
	2015	3.240	3.241	561,226
	2014	2.891	3.240	619,430
	2013	2.214	2.891	701,377
	2012	1.935	2.214	698,925
	2011	1.921	1.935	715,941
	2010	1.692	1.921	697,013
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	2.009	2.009	—
	2018	2.081	2.009	—
	2017	1.961	2.081	4,798
	2016	1.680	1.961	14,437
	2015	1.811	1.680	19,296
	2014	1.670	1.811	16,096
	2013	1.282	1.670	24,187
	2012	1.138	1.282	29,043
	2011	1.128	1.138	9,497
	2010	1.048	1.128	6,667
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	3.307	3.927	270,830
	2018	3.550	3.307	325,689
	2017	3.200	3.550	359,313
	2016	2.970	3.200	1,009,565
	2015	3.015	2.970	1,129,927
	2014	2.813	3.015	1,175,069
	2013	2.396	2.813	1,340,382
	2012	2.177	2.396	1,512,010
	2011	2.154	2.177	1,626,988
	2010	1.984	2.154	1,746,941
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.592	3.334	349,866
	2018	2.915	2.592	460,188
	2017	2.499	2.915	515,002
	2016	2.210	2.499	1,030,883
	2015	2.239	2.210	1,171,097
	2014	2.044	2.239	1,233,695
	2013	1.523	2.044	1,410,861
	2012	1.321	1.523	1,541,857
	2011	1.325	1.321	1,632,316
	2010	1.203	1.325	1,772,834
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	4.082	5.233	41,889
	2018	4.426	4.082	42,553
	2017	3.868	4.426	44,136
	2016	3.297	3.868	126,430
	2015	3.316	3.297	127,741
	2014	3.354	3.316	127,267
	2013	2.677	3.354	139,118
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)	2019	3.474	4.485	39,588
	2018	3.556	3.474	41,816
	2017	2.695	3.556	38,784
	2016	2.685	2.695	34,306
	2015	2.457	2.685	27,939
	2014	2.284	2.457	31,532
	2013	1.665	2.284	13,875
	2012	1.419	1.665	9,522
	2011	1.455	1.419	23,928
	2010	1.261	1.455	25,576
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	4.014	5.271	164,567
	2018	4.356	4.014	173,713
	2017	3.596	4.356	198,461
	2016	3.263	3.596	294,465
	2015	3.221	3.263	337,730
	2014	3.055	3.221	344,412
	2013	2.144	3.055	334,477
	2012	1.871	2.144	388,949
	2011	1.866	1.871	401,193
	2010	1.401	1.866	444,326
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	35.251	39.897	2,336
88

Gold Track Select BLIC — Separate Account Charges 1.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	37.069	35.251	2,280
	2017	34.646	37.069	2,185
	2016	33.315	34.646	6,541
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	2.049	2.151	66,560
	2018	2.050	2.049	64,821
	2017	2.031	2.050	77,092
	2016	2.026	2.031	104,556
	2015	2.034	2.026	143,722
	2014	1.999	2.034	175,057
	2013	2.034	1.999	270,128
	2012	1.987	2.034	336,737
	2011	1.902	1.987	339,470
	2010	1.816	1.902	349,233
Delaware VIP Trust
Delaware VIP® Small Cap Value Subaccount (Standard Class) (9/98)	2019	4.828	6.116	22,282
	2018	5.864	4.828	22,698
	2017	5.294	5.864	25,827
	2016	4.075	5.294	41,998
	2015	4.396	4.075	47,117
	2014	4.200	4.396	70,674
	2013	3.183	4.200	70,858
	2012	2.827	3.183	99,897
	2011	2.898	2.827	115,261
	2010	2.216	2.898	124,504
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (4/03)	2019	2.919	3.788	86,886
	2018	3.162	2.919	117,222
	2017	2.631	3.162	163,645
	2016	2.470	2.631	262,523
	2015	2.489	2.470	311,291
	2014	2.255	2.489	306,914
	2013	1.742	2.255	393,908
	2012	1.517	1.742	403,371
	2011	1.579	1.517	539,439
	2010	1.366	1.579	598,468
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)	2019	2.473	3.173	—
	2018	2.638	2.473	—
	2017	2.160	2.638	—
	2016	2.129	2.160	—
	2015	2.132	2.129	—
	2014	1.949	2.132	—
	2013	1.426	1.949	—
	2012	1.180	1.426	—
	2011	1.227	1.180	—
	2010	1.052	1.227	—
Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)	2019	3.294	4.150	4,070
	2018	3.634	3.294	5,610
	2017	3.256	3.634	5,652
	2016	2.791	3.256	9,572
	2015	2.939	2.791	13,167
	2014	2.735	2.939	15,489
	2013	2.159	2.735	36,180
	2012	1.862	2.159	35,802
	2011	1.865	1.862	54,453
	2010	1.638	1.865	61,084
Fidelity VIP Freedom 2020 Subaccount (5/15)	2019	1.792	2.124	11,585
	2018	1.692	1.792	10,874
Fidelity VIP High Income Subaccount (Initial Class) (11/97)	2019	1.984	2.258	2,337
	2018	2.075	1.984	2,337
	2017	1.963	2.075	2,337
	2016	1.733	1.963	2,337
	2015	1.819	1.733	2,337
	2014	1.819	1.819	2,337
	2013	1.736	1.819	2,337
	2012	1.538	1.736	2,337
	2011	1.495	1.538	2,337
	2010	1.329	1.495	2,480
Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)	2019	3.629	4.418	267,788
89

Gold Track Select BLIC — Separate Account Charges 1.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	4.307	3.629	294,075
	2017	3.615	4.307	450,260
	2016	3.267	3.615	730,570
	2015	3.359	3.267	902,592
	2014	3.205	3.359	909,191
	2013	2.386	3.205	978,123
	2012	2.107	2.386	1,091,756
	2011	2.391	2.107	1,156,428
	2010	1.881	2.391	1,328,863
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)	2019	2.039	2.554	28,792
	2018	2.450	2.039	32,678
	2017	1.765	2.450	53,761
	2016	1.520	1.765	61,902
	2015	1.913	1.520	55,702
	2014	2.112	1.913	49,774
	2013	2.156	2.112	66,829
	2012	1.928	2.156	85,572
	2011	2.318	1.928	175,694
	2010	1.994	2.318	179,555
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)	2019	1.534	1.707	13,061
	2018	1.836	1.534	12,970
	2017	1.591	1.836	18,367
	2016	1.502	1.591	122,857
	2015	1.625	1.502	258,040
	2014	1.849	1.625	237,084
	2013	1.521	1.849	318,412
	2012	1.302	1.521	294,402
	2011	1.473	1.302	308,682
	2010	1.375	1.473	363,643
Janus Aspen Series
Janus Henderson Enterprise Subaccount (Service Shares) (7/01)	2019	2.913	3.892	37,924
	2018	2.967	2.913	32,483
	2017	2.361	2.967	26,012
	2016	2.131	2.361	41,224
	2015	2.077	2.131	52,134
	2014	1.872	2.077	49,774
	2013	1.434	1.872	65,996
	2012	1.240	1.434	103,439
	2011	1.276	1.240	48,843
	2010	1.028	1.276	45,118
Janus Henderson Global Research Subaccount (Service Shares) (7/01)	2019	1.305	1.660	22,020
	2018	1.420	1.305	22,296
	2017	1.134	1.420	23,738
	2016	1.127	1.134	23,481
	2015	1.169	1.127	11,757
	2014	1.104	1.169	12,063
	2013	0.872	1.104	18,154
	2012	0.736	0.872	18,430
	2011	0.865	0.736	18,713
	2010	0.758	0.865	18,713
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)	2019	2.199	2.719	41,274
	2018	2.427	2.199	45,247
	2017	2.111	2.427	51,345
	2016	2.110	2.111	126,973
	2015	2.172	2.110	151,738
	2014	1.825	2.172	165,484
	2013	1.249	1.825	179,240
	2012	1.064	1.249	193,706
	2011	1.051	1.064	205,748
	2010	0.850	1.051	242,292
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)	2014	1.603	1.613	—
	2013	1.227	1.603	178,951
	2012	1.079	1.227	181,388
	2011	1.164	1.079	181,822
	2010	1.010	1.164	267,353
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)	2019	2.455	3.152	2,276
90

Gold Track Select BLIC — Separate Account Charges 1.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.528	2.455	1,454
	2017	2.139	2.528	653
	2016	1.971	2.139	67,689
	2015	1.963	1.971	62,211
	2014	1.789	1.963	56,043
	2013	1.392	1.789	49,608
	2012	1.214	1.392	50,522
	2011	1.197	1.214	43,752
	2010	1.075	1.197	36,540
LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)	2011	0.932	1.014	—
	2010	0.843	0.932	3,212
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)	2019	2.554	3.323	4,056
	2018	2.716	2.554	6,137
	2017	2.305	2.716	5,619
	2016	2.028	2.305	29,073
	2015	2.144	2.028	12,953
	2014	1.909	2.144	11,431
	2013	1.533	1.909	12,415
	2012	1.358	1.533	11,384
	2011	1.273	1.358	4,058
	2010	1.147	1.273	1,506
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)	2019	3.916	5.116	118,394
	2018	3.961	3.916	138,999
	2017	3.186	3.961	138,909
	2016	3.001	3.186	220,603
	2015	2.765	3.001	254,572
	2014	2.453	2.765	286,536
	2013	1.800	2.453	323,922
	2012	1.513	1.800	382,153
	2011	1.541	1.513	412,388
	2010	1.419	1.541	456,686
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)	2019	3.165	4.032	15,064
	2018	3.513	3.165	16,886
	2017	3.095	3.513	17,010
	2016	2.770	3.095	30,324
	2015	2.885	2.770	46,878
	2014	2.613	2.885	67,320
	2013	1.997	2.613	67,510
	2012	1.734	1.997	70,924
	2011	1.671	1.734	88,492
	2010	1.544	1.671	95,707
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)	2019	2.971	3.726	15,641
	2018	2.906	2.971	15,786
	2017	2.365	2.906	16,981
	2016	2.261	2.365	28,149
	2015	2.392	2.261	25,875
	2014	2.325	2.392	24,717
	2013	1.599	2.325	64,137
	2012	1.355	1.599	103,146
	2011	1.352	1.355	98,991
	2010	1.092	1.352	103,546
LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)	2011	1.050	1.132	—
	2010	1.024	1.050	96,385
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Core Plus VIT Subaccount (10/96)	2019	2.454	2.722	17,472
	2018	2.540	2.454	16,031
	2017	2.429	2.540	26,842
	2016	2.351	2.429	19,967
	2015	2.350	2.351	14,586
	2014	2.385	2.350	14,245
	2013	2.209	2.385	21,704
	2012	1.896	2.209	21,190
	2011	1.873	1.896	22,363
	2010	1.624	1.873	36,615
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)	2011	1.019	1.008	—
	2010	0.944	1.019	—
LMPVIT Western Asset Variable Money Market Subaccount (3/97)	2010	1.319	1.314	—
91

Gold Track Select BLIC — Separate Account Charges 1.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (10/96)	2019	3.014	3.776	94,005
	2018	3.078	3.014	113,995
	2017	2.667	3.078	129,110
	2016	2.540	2.667	146,160
	2015	2.614	2.540	156,991
	2014	2.419	2.614	150,155
	2013	2.061	2.419	152,619
	2012	1.884	2.061	185,737
	2011	1.906	1.884	151,574
	2010	1.719	1.906	163,185
Wells Fargo Funds
Wells Fargo VT Small Cap Value Subaccount (9/98)	2019	2.427	2.427	—
	2018	2.427	2.427	—
	2017	2.427	2.427	—
	2016	2.268	2.427	—
	2015	2.567	2.268	3,475
	2014	2.486	2.567	23,110
	2013	2.191	2.486	32,955
	2012	1.945	2.191	32,858
	2011	2.121	1.945	31,033
	2010	1.830	2.121	33,357
Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information
The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.
Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2019.
Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.
Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2019 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.
Effective on or about 2/25/05 The Travelers Series Trust-MFS® Emerging Growth Portfolio merged into The Travelers Series Trust-MFS® Mid Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset management High Yield Bond Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Mutual Shares Securities Fund merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/Aim Capital Appreciation Portfolio and is no longer available as a funding option.
92

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-MFS® Value Portfolio merged into Met Investors Series Trust-MFS® Value Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-MFS® Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS® Total Return Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-MFS® Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust -Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.
Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS® Emerging Markets Equity Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.
93

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.
Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS® Research International Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers® Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE® Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000® Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.
Effective on or about 4/30/2007, Fidelity® Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio - Class A and is no longer available as a funding option.
94

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio - Class A and is no longer available as a funding option.
Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Fidelity® Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.
Effective on or about 4/28/2008, Met Investors Series Trust-MFS® Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS® Value Portfolio.
Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio – Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio – Class A and is no longer available as a funding option.
Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class A and is no longer available as a funding option.
Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS® Research International Portfolio - Class B and is no longer available as a funding option.
95

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.
Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio - Class B and is no longer available as a funding option.
Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.
Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio was merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS® Value Portfolio - Class A and is no longer available as a funding option.
Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.
Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.
Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Wells Fargo Funds-VT Small Cap Value Fund - Class 2 liquidated its assets and is no longer available as a funding option.
Effective on or about 4/30/2018, BHFT I-Pyramis Managed Risk Portfolio merged into BHFT I-Schroders Global Multi-Asset Portfolio and is no longer available as a funding option.
Effective on or about 4/30/2018, BHFT II-BlackRock Large Cap Value Portfolio merged into BHFT II-MFS Value Portfolio and is no longer available as a funding option.
Financial Statements
The financial statements comprising each of the Subaccounts of the Separate Account and the consolidated financial statements of the Company are included herein.
96

The consolidated financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts.
97

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Brighthouse Separate Account Eleven for Variable Annuities
and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of
Brighthouse Separate Account Eleven for Variable Annuities (the "Separate
Account") of Brighthouse Life Insurance Company (the "Company") comprising each of the individual Subaccounts listed in Note 2.A as of December 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for each of the five years in the period then ended for the Subaccounts, except for the Subaccounts included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Subaccounts and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the
Company as of December 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

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   INDIVIDUAL SUBACCOUNTS                          STATEMENTS OF
       COMPRISING THE          STATEMENT OF         CHANGES IN
      SEPARATE ACCOUNT          OPERATIONS          NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

  BHFTI Schroders Global    For the year ended  For the years ended December 31, 2019 and 2018
  Multi-Asset Subaccount    December 31, 2019   (commenced April 27, 2016 and began transactions in
                                                2018)

------------------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Freedom   For the year ended  For the years ended
  2020 Subaccount           December 31, 2019   December 31, 2019
  Fidelity(R) VIP Freedom                       and 2018
  2025 Subaccount
  Fidelity(R) VIP Freedom
  2030 Subaccount
  Fidelity(R) VIP Freedom
  2040 Subaccount
  Fidelity(R) VIP Freedom
  2050 Subaccount

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

   INDIVIDUAL SUBACCOUNTS
       COMPRISING THE
      SEPARATE ACCOUNT            FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

  BHFTI Schroders Global
  Multi-Asset Subaccount

------------------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Freedom   For the years ended December 31,
  2020 Subaccount           2019, 2018, 2017, 2016, and the
  Fidelity(R) VIP Freedom   period from May 1, 2015
  2025 Subaccount           (commencement of operations)
  Fidelity(R) VIP Freedom   through December 31, 2015
  2030 Subaccount
  Fidelity(R) VIP Freedom
  2040 Subaccount
  Fidelity(R) VIP Freedom
  2050 Subaccount

------------------------------------------------------------------------------------------------------------------------------------

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate
Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting.
Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2019, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 26, 2020

We have served as the Separate Account's auditor since 2005.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2019

                                                AB VPS GLOBAL          ALGER CAPITAL       AMERICAN FUNDS(R)     AMERICAN FUNDS(R)
                                               THEMATIC GROWTH         APPRECIATION              BOND              GLOBAL GROWTH
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------   -------------------   -------------------   -------------------

ASSETS:
   Investments at fair value...............  $           380,111   $         2,250,041   $         3,653,596   $        99,071,226
   Due from Brighthouse Life Insurance
     Company...............................                   --                    --                    --                    --
                                             -------------------   -------------------   -------------------   -------------------
       Total Assets........................              380,111             2,250,041             3,653,596            99,071,226
                                             -------------------   -------------------   -------------------   -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company...............................                   --                     1                     1                     4
                                             -------------------   -------------------   -------------------   -------------------
       Total Liabilities...................                   --                     1                     1                     4
                                             -------------------   -------------------   -------------------   -------------------

NET ASSETS.................................  $           380,111   $         2,250,040   $         3,653,595   $        99,071,222
                                             ===================   ===================   ===================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $           380,111   $         2,250,040   $         3,653,595   $        98,768,260
   Net assets from contracts in payout.....                   --                    --                    --               302,962
                                             -------------------   -------------------   -------------------   -------------------
       Total Net Assets....................  $           380,111   $         2,250,040   $         3,653,595   $        99,071,222
                                             ===================   ===================   ===================   ===================

 The accompanying notes are an integral part of these financial statements.

                                      1

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                              AMERICAN FUNDS(R)                                                    BHFTI
                                                GLOBAL SMALL       AMERICAN FUNDS(R)    AMERICAN FUNDS(R)    AMERICAN FUNDS(R)
                                               CAPITALIZATION           GROWTH            GROWTH-INCOME     BALANCED ALLOCATION
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  --------------------

ASSETS:
   Investments at fair value..............  $         1,704,336  $       239,236,123  $       185,010,782  $         4,461,889
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Assets.......................            1,704,336          239,236,123          185,010,782            4,461,889
                                            -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                   --                    8                   16                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Liabilities..................                   --                    8                   16                   --
                                            -------------------  -------------------  -------------------  --------------------

NET ASSETS................................  $         1,704,336  $       239,236,115  $       185,010,766  $         4,461,889
                                            ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         1,699,378  $       238,391,536  $       184,035,846  $         4,461,889
   Net assets from contracts in payout....                4,958              844,579              974,920                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Net Assets...................  $         1,704,336  $       239,236,115  $       185,010,766  $         4,461,889
                                            ===================  ===================  ===================  ====================

                                                   BHFTI                BHFTI                BHFTI                 BHFTI
                                             AMERICAN FUNDS(R)    AMERICAN FUNDS(R)        BLACKROCK            BRIGHTHOUSE
                                             GROWTH ALLOCATION   MODERATE ALLOCATION      HIGH YIELD       ASSET ALLOCATION 100
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                            -------------------  -------------------  -------------------  --------------------

ASSETS:
   Investments at fair value..............  $         4,474,472  $         3,027,510  $        66,490,467  $        64,094,343
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --                   --                   10
                                            -------------------  -------------------  -------------------  --------------------
       Total Assets.......................            4,474,472            3,027,510           66,490,467           64,094,353
                                            -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                   15                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Liabilities..................                   --                   --                   15                   --
                                            -------------------  -------------------  -------------------  --------------------

NET ASSETS................................  $         4,474,472  $         3,027,510  $        66,490,452  $        64,094,353
                                            ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         4,474,472  $         3,027,510  $        66,248,066  $        64,094,353
   Net assets from contracts in payout....                   --                   --              242,386                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Net Assets...................  $         4,474,472  $         3,027,510  $        66,490,452  $        64,094,353
                                            ===================  ===================  ===================  ====================

                                                                        BHFTI
                                                    BHFTI           BRIGHTHOUSE/
                                                 BRIGHTHOUSE      ABERDEEN EMERGING
                                               SMALL CAP VALUE     MARKETS EQUITY
                                                 SUBACCOUNT          SUBACCOUNT
                                            -------------------  -------------------

ASSETS:
   Investments at fair value..............  $        88,192,185  $        33,332,265
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................           88,192,185           33,332,265
                                            -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                  152                   16
                                            -------------------  -------------------
       Total Liabilities..................                  152                   16
                                            -------------------  -------------------

NET ASSETS................................  $        88,192,033  $        33,332,249
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        87,962,202  $        33,203,987
   Net assets from contracts in payout....              229,831              128,262
                                            -------------------  -------------------
       Total Net Assets...................  $        88,192,033  $        33,332,249
                                            ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                      2

 The accompanying notes are an integral part of these financial statements.

                                      3

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                    BHFTI                BHFTI
                                                BRIGHTHOUSE/         BRIGHTHOUSE/             BHFTI               BHFTI
                                                 EATON VANCE          WELLINGTON         CLARION GLOBAL      HARRIS OAKMARK
                                                FLOATING RATE     LARGE CAP RESEARCH       REAL ESTATE        INTERNATIONAL
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                            -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $         4,013,709  $        38,525,068  $        50,458,997  $        47,641,836
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................            4,013,709           38,525,068           50,458,997           47,641,836
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                    1                  165                   12                   15
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                    1                  165                   12                   15
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         4,013,708  $        38,524,903  $        50,458,985  $        47,641,821
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         4,003,843  $        38,360,650  $        50,276,794  $        47,472,905
   Net assets from contracts in payout....                9,865              164,253              182,191              168,916
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         4,013,708  $        38,524,903  $        50,458,985  $        47,641,821
                                            ===================  ===================  ===================  ===================

                                                                        BHFTI                BHFTI                BHFTI
                                                   BHFTI           INVESCO GLOBAL           INVESCO             JPMORGAN
                                             INVESCO COMSTOCK          EQUITY          SMALL CAP GROWTH      SMALL CAP VALUE
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            ------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $      152,074,061  $       314,384,767  $        12,738,906  $         8,476,807
   Due from Brighthouse Life Insurance
     Company..............................                  --                   --                   --                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Assets.......................         152,074,061          314,384,767           12,738,906            8,476,807
                                            ------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                  17                   44                   14                  250
                                            ------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  17                   44                   14                  250
                                            ------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $      152,074,044  $       314,384,723  $        12,738,892  $         8,476,557
                                            ==================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      151,130,345  $       313,862,660  $        12,664,375  $         8,464,215
   Net assets from contracts in payout....             943,699              522,063               74,517               12,342
                                            ------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $      152,074,044  $       314,384,723  $        12,738,892  $         8,476,557
                                            ==================  ===================  ===================  ===================

                                                    BHFTI                BHFTI
                                                LOOMIS SAYLES        LOOMIS SAYLES
                                              GLOBAL ALLOCATION         GROWTH
                                                 SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------

ASSETS:
   Investments at fair value..............  $       130,123,825  $       454,235,935
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................          130,123,825          454,235,935
                                            -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                    5                   23
                                            -------------------  -------------------
       Total Liabilities..................                    5                   23
                                            -------------------  -------------------

NET ASSETS................................  $       130,123,820  $       454,235,912
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       129,784,275  $       452,906,225
   Net assets from contracts in payout....              339,545            1,329,687
                                            -------------------  -------------------
       Total Net Assets...................  $       130,123,820  $       454,235,912
                                            ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                      4

 The accompanying notes are an integral part of these financial statements.

                                      5

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                  BHFTI                 BHFTI               BHFTI                BHFTI
                                           METLIFE MULTI-INDEX     MFS(R) RESEARCH     MORGAN STANLEY       PIMCO INFLATION
                                              TARGETED RISK         INTERNATIONAL         DISCOVERY         PROTECTED BOND
                                               SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                           -------------------  -------------------  -------------------  ------------------

ASSETS:
   Investments at fair value.............  $          154,590   $        50,063,304  $         9,792,082  $       38,613,574
   Due from Brighthouse Life Insurance
     Company.............................                  --                    --                   --                  --
                                           -------------------  -------------------  -------------------  ------------------
       Total Assets......................             154,590            50,063,304            9,792,082          38,613,574
                                           -------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company.............................                  --                    13                    6                  10
                                           -------------------  -------------------  -------------------  ------------------
       Total Liabilities.................                  --                    13                    6                  10
                                           -------------------  -------------------  -------------------  ------------------

NET ASSETS...............................  $          154,590   $        50,063,291  $         9,792,076  $       38,613,564
                                           ===================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $          154,590   $        49,694,716  $         9,720,589  $       38,142,241
   Net assets from contracts in payout...                  --               368,575               71,487             471,323
                                           -------------------  -------------------  -------------------  ------------------
       Total Net Assets..................  $          154,590   $        50,063,291  $         9,792,076  $       38,613,564
                                           ===================  ===================  ===================  ==================

                                                  BHFTI                BHFTI               BHFTI
                                                  PIMCO          SCHRODERS GLOBAL       SSGA GROWTH             BHFTI
                                              TOTAL RETURN          MULTI-ASSET       AND INCOME ETF       SSGA GROWTH ETF
                                               SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                           ------------------  -------------------  -------------------  ------------------

ASSETS:
   Investments at fair value.............  $      135,396,345  $            85,577  $        99,668,070  $      138,723,917
   Due from Brighthouse Life Insurance
     Company.............................                  --                   --                   --                  32
                                           ------------------  -------------------  -------------------  ------------------
       Total Assets......................         135,396,345               85,577           99,668,070         138,723,949
                                           ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company.............................                  10                   11                   --                  --
                                           ------------------  -------------------  -------------------  ------------------
       Total Liabilities.................                  10                   11                   --                  --
                                           ------------------  -------------------  -------------------  ------------------

NET ASSETS...............................  $      135,396,335  $            85,566  $        99,668,070  $      138,723,949
                                           ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $      134,172,930  $            85,566  $        99,668,070  $      138,723,949
   Net assets from contracts in payout...           1,223,405                   --                   --                  --
                                           ------------------  -------------------  -------------------  ------------------
       Total Net Assets..................  $      135,396,335  $            85,566  $        99,668,070  $      138,723,949
                                           ==================  ===================  ===================  ==================

                                                   BHFTI               BHFTI
                                               T. ROWE PRICE       T. ROWE PRICE
                                              LARGE CAP VALUE     MID CAP GROWTH
                                                SUBACCOUNT          SUBACCOUNT
                                           -------------------  ------------------

ASSETS:
   Investments at fair value.............  $       333,726,569  $        1,619,269
   Due from Brighthouse Life Insurance
     Company.............................                   --                  --
                                           -------------------  ------------------
       Total Assets......................          333,726,569           1,619,269
                                           -------------------  ------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company.............................                   33                   4
                                           -------------------  ------------------
       Total Liabilities.................                   33                   4
                                           -------------------  ------------------

NET ASSETS...............................  $       333,726,536  $        1,619,265
                                           ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       331,560,141  $        1,619,265
   Net assets from contracts in payout...            2,166,395                  --
                                           -------------------  ------------------
       Total Net Assets..................  $       333,726,536  $        1,619,265
                                           ===================  ==================

 The accompanying notes are an integral part of these financial statements.

                                      6

 The accompanying notes are an integral part of these financial statements.

                                      7

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                  BHFTI               BHFTII                BHFTII               BHFTII
                                            VICTORY SYCAMORE         BLACKROCK             BLACKROCK        BLACKROCK ULTRA-
                                              MID CAP VALUE         BOND INCOME      CAPITAL APPRECIATION    SHORT TERM BOND
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------  --------------------  -------------------

ASSETS:
   Investments at fair value............  $        32,723,680  $        105,679,193   $       201,388,975  $       169,913,140
   Due from Brighthouse Life Insurance
     Company............................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
       Total Assets.....................           32,723,680           105,679,193           201,388,975          169,913,140
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   12                    24                    24                   20
                                          -------------------  --------------------  --------------------  -------------------
       Total Liabilities................                   12                    24                    24                   20
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $        32,723,668  $        105,679,169   $       201,388,951  $       169,913,120
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        32,525,087  $        104,773,737   $       199,370,108  $       168,785,537
   Net assets from contracts in payout..              198,581               905,432             2,018,843            1,127,583
                                          -------------------  --------------------  --------------------  -------------------
       Total Net Assets.................  $        32,723,668  $        105,679,169   $       201,388,951  $       169,913,120
                                          ===================  ====================  ====================  ===================

                                                BHFTII                BHFTII                BHFTII               BHFTII
                                              BRIGHTHOUSE           BRIGHTHOUSE           BRIGHTHOUSE          BRIGHTHOUSE
                                          ASSET ALLOCATION 20   ASSET ALLOCATION 40   ASSET ALLOCATION 60  ASSET ALLOCATION 80
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------  --------------------  -------------------

ASSETS:
   Investments at fair value............  $        14,585,025  $        53,322,097   $        409,035,381  $       597,822,355
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                     --                   --
                                          -------------------  --------------------  --------------------  -------------------
       Total Assets.....................           14,585,025           53,322,097            409,035,381          597,822,355
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   11                   11                     12                    9
                                          -------------------  --------------------  --------------------  -------------------
       Total Liabilities................                   11                   11                     12                    9
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $        14,585,014  $        53,322,086   $        409,035,369  $       597,822,346
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        14,585,014  $        53,298,803   $        408,864,112  $       597,773,635
   Net assets from contracts in payout..                   --               23,283                171,257               48,711
                                          -------------------  --------------------  --------------------  -------------------
       Total Net Assets.................  $        14,585,014  $        53,322,086   $        409,035,369  $       597,822,346
                                          ===================  ====================  ====================  ===================

                                                                 BHFTII BRIGHTHOUSE/
                                                 BHFTII              DIMENSIONAL
                                           BRIGHTHOUSE/ARTISAN      INTERNATIONAL
                                              MID CAP VALUE         SMALL COMPANY
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------

ASSETS:
   Investments at fair value............  $         1,479,093   $           766,343
   Due from Brighthouse Life Insurance
     Company............................                    1                    --
                                          --------------------  --------------------
       Total Assets.....................            1,479,094               766,343
                                          --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                     1
                                          --------------------  --------------------
       Total Liabilities................                   --                     1
                                          --------------------  --------------------

NET ASSETS..............................  $         1,479,094   $           766,342
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         1,441,193   $           766,342
   Net assets from contracts in payout..               37,901                    --
                                          --------------------  --------------------
       Total Net Assets.................  $         1,479,094   $           766,342
                                          ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                      8

 The accompanying notes are an integral part of these financial statements.

                                      9

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                   BHFTII               BHFTII
                                                BRIGHTHOUSE/         BRIGHTHOUSE/            BHFTII
                                                 WELLINGTON         WELLINGTON CORE         FRONTIER              BHFTII
                                                  BALANCED       EQUITY OPPORTUNITIES    MID CAP GROWTH       JENNISON GROWTH
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  --------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $       226,374,865   $       114,009,801  $        75,545,173  $       429,253,478
   Due from Brighthouse Life Insurance
     Company..............................                   --                    --                   --                   --
                                            -------------------  --------------------  -------------------  -------------------
       Total Assets.......................          226,374,865           114,009,801           75,545,173          429,253,478
                                            -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                    5                    74                   16                   12
                                            -------------------  --------------------  -------------------  -------------------
       Total Liabilities..................                    5                    74                   16                   12
                                            -------------------  --------------------  -------------------  -------------------

NET ASSETS................................  $       226,374,860   $       114,009,727  $        75,545,157  $       429,253,466
                                            ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       225,808,164   $       113,202,681  $        75,004,560  $       428,615,138
   Net assets from contracts in payout....              566,696               807,046              540,597              638,328
                                            -------------------  --------------------  -------------------  -------------------
       Total Net Assets...................  $       226,374,860   $       114,009,727  $        75,545,157  $       429,253,466
                                            ===================  ====================  ===================  ===================

                                                   BHFTII              BHFTII               BHFTII               BHFTII
                                                LOOMIS SAYLES     METLIFE AGGREGATE     METLIFE MID CAP          METLIFE
                                               SMALL CAP CORE        BOND INDEX           STOCK INDEX      MSCI EAFE(R) INDEX
                                                 SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $         1,638,105  $        49,551,346  $        16,820,113  $        45,870,916
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................            1,638,105           49,551,346           16,820,113           45,870,916
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                   --                    2
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   --                   --                   --                    2
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         1,638,105  $        49,551,346  $        16,820,113  $        45,870,914
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         1,638,105  $        49,492,716  $        16,820,113  $        45,844,077
   Net assets from contracts in payout....                   --               58,630                   --               26,837
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         1,638,105  $        49,551,346  $        16,820,113  $        45,870,914
                                            ===================  ===================  ===================  ===================

                                                   BHFTII                BHFTII
                                                   METLIFE               METLIFE
                                            RUSSELL 2000(R) INDEX      STOCK INDEX
                                                 SUBACCOUNT            SUBACCOUNT
                                            ---------------------  ------------------

ASSETS:
   Investments at fair value..............   $        99,890,208   $      876,394,899
   Due from Brighthouse Life Insurance
     Company..............................                    --                   --
                                            ---------------------  ------------------
       Total Assets.......................            99,890,208          876,394,899
                                            ---------------------  ------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                     1                   57
                                            ---------------------  ------------------
       Total Liabilities..................                     1                   57
                                            ---------------------  ------------------

NET ASSETS................................   $        99,890,207   $      876,394,842
                                            =====================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        99,857,014   $      873,387,150
   Net assets from contracts in payout....                33,193            3,007,692
                                            ---------------------  ------------------
       Total Net Assets...................   $        99,890,207   $      876,394,842
                                            =====================  ==================

 The accompanying notes are an integral part of these financial statements.

                                     10

 The accompanying notes are an integral part of these financial statements.

                                     11

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                                            BHFTII               BHFTII
                                                  BHFTII               BHFTII          NEUBERGER BERMAN       T. ROWE PRICE
                                            MFS(R) TOTAL RETURN     MFS(R) VALUE            GENESIS         LARGE CAP GROWTH
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  ------------------

ASSETS:
   Investments at fair value..............  $       288,485,568  $       117,774,512  $        54,842,126  $       65,039,402
   Due from Brighthouse Life Insurance
     Company..............................                    1                    2                  130                  37
                                            -------------------  -------------------  -------------------  ------------------
       Total Assets.......................          288,485,569          117,774,514           54,842,256          65,039,439
                                            -------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                   --                  --
                                            -------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                   --                   --                   --                  --
                                            -------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $       288,485,569  $       117,774,514  $        54,842,256  $       65,039,439
                                            ===================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       286,486,088  $       117,066,083  $        54,571,008  $       64,089,734
   Net assets from contracts in payout....            1,999,481              708,431              271,248             949,705
                                            -------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $       288,485,569  $       117,774,514  $        54,842,256  $       65,039,439
                                            ===================  ===================  ===================  ==================

                                                                       BHFTII
                                                                    WESTERN ASSET           BHFTII
                                                  BHFTII             MANAGEMENT          WESTERN ASSET         BNY MELLON
                                               T. ROWE PRICE       STRATEGIC BOND         MANAGEMENT           SUSTAINABLE
                                             SMALL CAP GROWTH       OPPORTUNITIES       U.S. GOVERNMENT        U.S. EQUITY
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  ------------------

ASSETS:
   Investments at fair value..............  $       116,605,691  $       130,550,506  $        57,126,015  $          682,992
   Due from Brighthouse Life Insurance
     Company..............................                   --                   46                   --                  --
                                            -------------------  -------------------  -------------------  ------------------
       Total Assets.......................          116,605,691          130,550,552           57,126,015             682,992
                                            -------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                   11                   --                    7                   2
                                            -------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                   11                   --                    7                   2
                                            -------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $       116,605,680  $       130,550,552  $        57,126,008  $          682,990
                                            ===================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       116,484,441  $       129,663,435  $        56,862,465  $          682,990
   Net assets from contracts in payout....              121,239              887,117              263,543                  --
                                            -------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $       116,605,680  $       130,550,552  $        57,126,008  $          682,990
                                            ===================  ===================  ===================  ==================

                                                                    DWS GOVERNMENT &
                                                  DELAWARE               AGENCY
                                             VIP SMALL CAP VALUE     SECURITIES VIP
                                                 SUBACCOUNT            SUBACCOUNT
                                            --------------------  -------------------

ASSETS:
   Investments at fair value..............  $         9,419,074   $         1,233,881
   Due from Brighthouse Life Insurance
     Company..............................                    1                    --
                                            --------------------  -------------------
       Total Assets.......................            9,419,075             1,233,881
                                            --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                   --                     2
                                            --------------------  -------------------
       Total Liabilities..................                   --                     2
                                            --------------------  -------------------

NET ASSETS................................  $         9,419,075   $         1,233,879
                                            ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         9,419,075   $         1,233,879
   Net assets from contracts in payout....                   --                    --
                                            --------------------  -------------------
       Total Net Assets...................  $         9,419,075   $         1,233,879
                                            ====================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     12

 The accompanying notes are an integral part of these financial statements.

                                     13

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                                         FIDELITY(R)
                                               DWS SMALL           FIDELITY(R)           VIP DYNAMIC          FIDELITY(R)
                                           MID CAP VALUE VIP     VIP CONTRAFUND     CAPITAL APPRECIATION   VIP EQUITY-INCOME
                                              SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------

ASSETS:
   Investments at fair value............  $         3,442,635  $       195,661,768  $          1,791,626  $       217,669,774
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                    --                    4
                                          -------------------  -------------------  --------------------  -------------------
        Total Assets....................            3,442,635          195,661,768             1,791,626          217,669,778
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    7                   15                     3                   --
                                          -------------------  -------------------  --------------------  -------------------
        Total Liabilities...............                    7                   15                     3                   --
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $         3,442,628  $       195,661,753  $          1,791,623  $       217,669,778
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         3,442,628  $       195,291,189  $          1,791,623  $       217,342,443
   Net assets from contracts in payout..                   --              370,564                    --              327,335
                                          -------------------  -------------------  --------------------  -------------------
        Total Net Assets................  $         3,442,628  $       195,661,753  $          1,791,623  $       217,669,778
                                          ===================  ===================  ====================  ===================

                                               FIDELITY(R)          FIDELITY(R)           FIDELITY(R)           FIDELITY(R)
                                            VIP FREEDOM 2020     VIP FREEDOM 2025      VIP FREEDOM 2030      VIP FREEDOM 2040
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $            510,654  $         1,425,634  $          1,034,669  $            242,007
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................               510,654            1,425,634             1,034,669               242,007
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                    1                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    --                    1                    --                    --
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $            510,654  $         1,425,633  $          1,034,669  $            242,007
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            510,654  $         1,425,633  $          1,034,669  $            242,007
   Net assets from contracts in payout..                    --                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $            510,654  $         1,425,633  $          1,034,669  $            242,007
                                          ====================  ===================  ====================  ====================

                                                                    FIDELITY(R)
                                               FIDELITY(R)              VIP
                                            VIP FREEDOM 2050     FUNDSMANAGER 60%
                                               SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------

ASSETS:
   Investments at fair value............  $           476,052  $        643,235,470
   Due from Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
        Total Assets....................              476,052           643,235,470
                                          -------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                    35
                                          -------------------  --------------------
        Total Liabilities...............                   --                    35
                                          -------------------  --------------------

NET ASSETS..............................  $           476,052  $        643,235,435
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           476,052  $        643,235,435
   Net assets from contracts in payout..                   --                    --
                                          -------------------  --------------------
        Total Net Assets................  $           476,052  $        643,235,435
                                          ===================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     14

 The accompanying notes are an integral part of these financial statements.

                                     15

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                               FIDELITY(R)          FIDELITY(R)        FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                             VIP HIGH INCOME        VIP MID CAP          INCOME VIP         MUTUAL SHARES VIP
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------

ASSETS:
   Investments at fair value............  $        15,896,089  $        221,566,231  $        15,465,181  $        11,737,530
   Due from Brighthouse Life Insurance
     Company............................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................           15,896,089           221,566,231           15,465,181           11,737,530
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    3                    20                    7                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                    3                    20                    7                   --
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        15,896,086  $        221,566,211  $        15,465,174  $        11,737,530
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        15,875,597  $        220,912,521  $        15,453,139  $        11,720,984
   Net assets from contracts in payout..               20,489               653,690               12,035               16,546
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        15,896,086  $        221,566,211  $        15,465,174  $        11,737,530
                                          ===================  ====================  ===================  ===================

                                                                   FTVIPT FRANKLIN     FTVIPT TEMPLETON
                                             FTVIPT FRANKLIN        SMALL-MID CAP         DEVELOPING         FTVIPT TEMPLETON
                                          RISING DIVIDENDS VIP       GROWTH VIP           MARKETS VIP           FOREIGN VIP
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  -------------------  -------------------

ASSETS:
   Investments at fair value............  $        13,208,961   $         22,806,227  $        15,746,298  $        43,610,985
   Due from Brighthouse Life Insurance
     Company............................                   --                     --                   34                   --
                                          --------------------  --------------------  -------------------  -------------------
       Total Assets.....................           13,208,961             22,806,227           15,746,332           43,610,985
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                  177                     14                   --                    5
                                          --------------------  --------------------  -------------------  -------------------
       Total Liabilities................                  177                     14                   --                    5
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        13,208,784   $         22,806,213  $        15,746,332  $        43,610,980
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        13,208,784   $         22,743,519  $        15,746,332  $        43,358,673
   Net assets from contracts in payout..                   --                 62,694                   --              252,307
                                          --------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        13,208,784   $         22,806,213  $        15,746,332  $        43,610,980
                                          ====================  ====================  ===================  ===================

                                              INVESCO V.I.          INVESCO V.I.
                                                COMSTOCK        DIVERSIFIED DIVIDEND
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------

ASSETS:
   Investments at fair value............  $          4,072,040   $           809,474
   Due from Brighthouse Life Insurance
     Company............................                    51                    --
                                          --------------------  --------------------
       Total Assets.....................             4,072,091               809,474
                                          --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                     3
                                          --------------------  --------------------
       Total Liabilities................                    --                     3
                                          --------------------  --------------------

NET ASSETS..............................  $          4,072,091   $           809,471
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          3,944,486   $           784,359
   Net assets from contracts in payout..               127,605                25,112
                                          --------------------  --------------------
       Total Net Assets.................  $          4,072,091   $           809,471
                                          ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     16

 The accompanying notes are an integral part of these financial statements.

                                     17

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                   INVESCO V.I.
                                              INVESCO V.I.          GOVERNMENT           INVESCO V.I.          INVESCO V.I.
                                            EQUITY AND INCOME       SECURITIES        MANAGED VOLATILITY       S&P 500 INDEX
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $         39,633,770  $         5,279,641  $          1,028,286  $          3,724,379
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................            39,633,770            5,279,641             1,028,286             3,724,379
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                    2                     3                     1
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    --                    2                     3                     1
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $         39,633,770  $         5,279,639  $          1,028,283  $          3,724,378
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         39,566,586  $         5,187,552  $          1,028,283  $          3,692,764
   Net assets from contracts in payout..                67,184               92,087                    --                31,614
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $         39,633,770  $         5,279,639  $          1,028,283  $          3,724,378
                                          ====================  ===================  ====================  ====================

                                                                                                                  LMPVET
                                            JANUS HENDERSON       JANUS HENDERSON       JANUS HENDERSON    CLEARBRIDGE VARIABLE
                                              ENTERPRISE          GLOBAL RESEARCH          OVERSEAS          AGGRESSIVE GROWTH
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $        15,017,261  $            448,623  $         28,006,535  $       300,557,989
   Due from Brighthouse Life Insurance
     Company............................                   --                    --                     1                   --
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................           15,017,261               448,623            28,006,536          300,557,989
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    8                    29                    --                   10
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    8                    29                    --                   10
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        15,017,253  $            448,594  $         28,006,536  $       300,557,979
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        14,929,096  $            448,594  $         27,879,358  $       299,451,916
   Net assets from contracts in payout..               88,157                    --               127,178            1,106,063
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        15,017,253  $            448,594  $         28,006,536  $       300,557,979
                                          ===================  ====================  ====================  ====================

                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              APPRECIATION        DIVIDEND STRATEGY
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------

ASSETS:
   Investments at fair value............  $        245,243,225  $         84,602,679
   Due from Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Assets....................           245,243,225            84,602,679
                                          --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                    13
                                          --------------------  --------------------
        Total Liabilities...............                    --                    13
                                          --------------------  --------------------

NET ASSETS..............................  $        245,243,225  $         84,602,666
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        243,796,221  $         83,760,755
   Net assets from contracts in payout..             1,447,004               841,911
                                          --------------------  --------------------
        Total Net Assets................  $        245,243,225  $         84,602,666
                                          ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     18

 The accompanying notes are an integral part of these financial statements.

                                     19

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                  LMPVET                LMPVET                LMPVET                LMPVET
                                           CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                             LARGE CAP GROWTH       LARGE CAP VALUE           MID CAP          SMALL CAP GROWTH
                                                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                           --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value.............   $      100,803,333   $        99,406,063    $        28,711,166   $       48,912,257
   Due from Brighthouse Life Insurance
     Company.............................                   --                    --                     --                   --
                                           --------------------  --------------------  --------------------  --------------------
       Total Assets......................          100,803,333            99,406,063             28,711,166           48,912,257
                                           --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company.............................                   19                    15                      7                    9
                                           --------------------  --------------------  --------------------  --------------------
       Total Liabilities.................                   19                    15                      7                    9
                                           --------------------  --------------------  --------------------  --------------------

NET ASSETS...............................   $      100,803,314   $        99,406,048    $        28,711,159   $       48,912,248
                                           ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....   $      100,044,863   $        98,273,493    $        28,545,095   $       48,671,689
   Net assets from contracts in payout...              758,451             1,132,555                166,064              240,559
                                           --------------------  --------------------  --------------------  --------------------
       Total Net Assets..................   $      100,803,314   $        99,406,048    $        28,711,159   $       48,912,248
                                           ====================  ====================  ====================  ====================

                                                 LMPVET                LMPVET              LMPVET               LMPVIT
                                               QS VARIABLE           QS VARIABLE         QS VARIABLE         WESTERN ASSET
                                           CONSERVATIVE GROWTH         GROWTH          MODERATE GROWTH         CORE PLUS
                                               SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                           -------------------  -------------------  -------------------  ------------------

ASSETS:
   Investments at fair value.............  $       37,884,030   $        17,457,780  $        26,298,372  $       47,360,079
   Due from Brighthouse Life Insurance
     Company.............................                   3                   291                   --                  --
                                           -------------------  -------------------  -------------------  ------------------
       Total Assets......................          37,884,033            17,458,071           26,298,372          47,360,079
                                           -------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company.............................                  --                    --                   --                  10
                                           -------------------  -------------------  -------------------  ------------------
       Total Liabilities.................                  --                    --                   --                  10
                                           -------------------  -------------------  -------------------  ------------------

NET ASSETS...............................  $       37,884,033   $        17,458,071  $        26,298,372  $       47,360,069
                                           ===================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       37,328,418   $        17,442,660  $        26,101,033  $       46,985,229
   Net assets from contracts in payout...             555,615                15,411              197,339             374,840
                                           -------------------  -------------------  -------------------  ------------------
       Total Net Assets..................  $       37,884,033   $        17,458,071  $        26,298,372  $       47,360,069
                                           ===================  ===================  ===================  ==================

                                                  LMPVIT
                                               WESTERN ASSET
                                              VARIABLE GLOBAL   MORGAN STANLEY VIF
                                              HIGH YIELD BOND         GROWTH
                                                SUBACCOUNT          SUBACCOUNT
                                           -------------------  ------------------

ASSETS:
   Investments at fair value.............  $         3,833,112  $        9,145,683
   Due from Brighthouse Life Insurance
     Company.............................                   --                  --
                                           -------------------  ------------------
       Total Assets......................            3,833,112           9,145,683
                                           -------------------  ------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company.............................                    5                   7
                                           -------------------  ------------------
       Total Liabilities.................                    5                   7
                                           -------------------  ------------------

NET ASSETS...............................  $         3,833,107  $        9,145,676
                                           ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $         3,748,437  $        9,012,805
   Net assets from contracts in payout...               84,670             132,871
                                           -------------------  ------------------
       Total Net Assets..................  $         3,833,107  $        9,145,676
                                           ===================  ==================

 The accompanying notes are an integral part of these financial statements.

                                     20

 The accompanying notes are an integral part of these financial statements.

                                     21

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2019

                                                                                                                  TAP 1919 VARIABLE
                                                                        PIONEER VCT           PIONEER VCT        SOCIALLY RESPONSIVE
                                                                       MID CAP VALUE      REAL ESTATE SHARES          BALANCED
                                                                        SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                                                   -------------------    -------------------   --------------------

ASSETS:
   Investments at fair value....................................   $        13,738,487    $         5,359,768   $         36,322,642
   Due from Brighthouse Life Insurance
     Company....................................................                    --                     --                     --
                                                                   -------------------    -------------------   --------------------
        Total Assets............................................            13,738,487              5,359,768             36,322,642
                                                                   -------------------    -------------------   --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company....................................................                     1                     15                      7
                                                                   -------------------    -------------------   --------------------
        Total Liabilities.......................................                     1                     15                      7
                                                                   -------------------    -------------------   --------------------

NET ASSETS......................................................   $        13,738,486    $         5,359,753   $         36,322,635
                                                                   ===================    ===================   ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...........................   $        13,738,486    $         5,359,753   $         36,279,753
   Net assets from contracts in payout..........................                    --                     --                 42,882
                                                                   -------------------    -------------------   --------------------
        Total Net Assets........................................   $        13,738,486    $         5,359,753   $         36,322,635
                                                                   ===================    ===================   ====================

 The accompanying notes are an integral part of these financial statements.

                                     22

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         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                 AB VPS GLOBAL       ALGER CAPITAL       AMERICAN FUNDS(R)    AMERICAN FUNDS(R)
                                                THEMATIC GROWTH      APPRECIATION              BOND             GLOBAL GROWTH
                                                  SUBACCOUNT          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $               588  $                --  $            93,703  $          1,018,868
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                5,544               37,735               52,247             1,400,578
      Administrative charges...............                  539                3,339                5,488               123,923
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................                6,083               41,074               57,735             1,524,501
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....              (5,495)             (41,074)               35,968             (505,633)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               20,584              258,619                   --             5,205,344
      Realized gains (losses) on sale of
        investments........................               18,412              146,222                5,934             3,274,664
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....               38,996              404,841                5,934             8,480,008
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               53,485              254,251              226,954            18,334,908
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               92,481              659,092              232,888            26,814,916
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            86,986  $           618,018  $           268,856  $         26,309,283
                                             ===================  ===================  ===================  ====================

                                               AMERICAN FUNDS(R)                                                     BHFTI
                                                 GLOBAL SMALL       AMERICAN FUNDS(R)     AMERICAN FUNDS(R)    AMERICAN FUNDS(R)
                                                CAPITALIZATION           GROWTH             GROWTH-INCOME     BALANCED ALLOCATION
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $              2,541  $         1,674,553  $         2,939,313  $             85,685
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                24,285            3,625,830            2,975,314                31,436
      Administrative charges...............                 2,454              309,589              257,322                   454
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................                26,739            3,935,419            3,232,636                31,890
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....              (24,198)          (2,260,866)            (293,323)                53,795
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               106,384           24,195,948           18,283,409               338,617
      Realized gains (losses) on sale of
        investments........................                36,457            6,574,316            4,459,598                 5,686
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....               142,841           30,770,264           22,743,007               344,303
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               296,647           28,570,531           15,877,193               405,098
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               439,488           59,340,795           38,620,200               749,401
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            415,290  $        57,079,929  $        38,326,877  $            803,196
                                             ====================  ===================  ===================  ====================

                                                    BHFTI                 BHFTI
                                              AMERICAN FUNDS(R)     AMERICAN FUNDS(R)
                                              GROWTH ALLOCATION    MODERATE ALLOCATION
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $            73,498  $            58,440
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               32,479               26,531
      Administrative charges...............                1,088                  883
                                             -------------------  --------------------
        Total expenses.....................               33,567               27,414
                                             -------------------  --------------------
           Net investment income (loss)....               39,931               31,026
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              367,056              166,216
      Realized gains (losses) on sale of
        investments........................             (14,005)             (11,209)
                                             -------------------  --------------------
           Net realized gains (losses).....              353,051              155,007
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              467,009              228,621
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              820,060              383,628
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           859,991  $           414,654
                                             ===================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     24

 The accompanying notes are an integral part of these financial statements.

                                     25

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                                                                     BHFTI
                                                     BHFTI                BHFTI                BHFTI             BRIGHTHOUSE/
                                                   BLACKROCK           BRIGHTHOUSE          BRIGHTHOUSE        ABERDEEN EMERGING
                                                  HIGH YIELD      ASSET ALLOCATION 100    SMALL CAP VALUE       MARKETS EQUITY
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $         3,968,626   $           909,543  $           779,577  $           580,877
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              882,297               712,635            1,199,211              575,123
      Administrative charges...............               47,592                 3,218               51,529               47,166
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................              929,889               715,853            1,250,740              622,289
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....            3,038,737               193,690            (471,163)             (41,412)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             6,362,230            7,432,301                   --
      Realized gains (losses) on sale of
        investments........................            (503,786)               507,894            (640,233)              299,378
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....            (503,786)             6,870,124            6,792,068              299,378
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            5,841,118             6,553,724           13,908,663            5,408,892
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            5,337,332            13,423,848           20,700,731            5,708,270
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         8,376,069   $        13,617,538  $        20,229,568  $         5,666,858
                                             ===================  ====================  ===================  ===================

                                                     BHFTI                BHFTI
                                                 BRIGHTHOUSE/         BRIGHTHOUSE/             BHFTI                 BHFTI
                                                  EATON VANCE          WELLINGTON         CLARION GLOBAL        HARRIS OAKMARK
                                                 FLOATING RATE     LARGE CAP RESEARCH       REAL ESTATE          INTERNATIONAL
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           176,690  $            374,697  $         1,659,790  $         1,109,246
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               67,734               515,783              684,107              673,856
      Administrative charges...............                5,874                48,749               38,797               46,217
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................               73,608               564,532              722,904              720,073
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....              103,082             (189,835)              936,886              389,173
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             4,315,055                   --            3,489,085
      Realized gains (losses) on sale of
        investments........................              (6,287)               876,458                1,459          (1,179,726)
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....              (6,287)             5,191,513                1,459            2,309,359
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               94,262             4,441,281            9,437,938            6,702,470
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               87,975             9,632,794            9,439,397            9,011,829
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           191,057  $          9,442,959  $        10,376,283  $         9,401,002
                                             ===================  ====================  ===================  ===================

                                                                          BHFTI
                                                    BHFTI            INVESCO GLOBAL
                                              INVESCO COMSTOCK           EQUITY
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $         3,150,419  $         2,957,236
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,271,654            3,984,940
      Administrative charges...............              209,898              116,058
                                             -------------------  -------------------
        Total expenses.....................            2,481,552            4,100,998
                                             -------------------  -------------------
           Net investment income (loss)....              668,867          (1,143,762)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           17,886,463           37,885,191
      Realized gains (losses) on sale of
        investments........................            3,690,585            7,771,599
                                             -------------------  -------------------
           Net realized gains (losses).....           21,577,048           45,656,790
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            8,068,163           32,902,002
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           29,645,211           78,558,792
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        30,314,078  $        77,415,030
                                             ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     26

 The accompanying notes are an integral part of these financial statements.

                                     27

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                    BHFTI                BHFTI                BHFTI                BHFTI
                                                   INVESCO             JPMORGAN           LOOMIS SAYLES        LOOMIS SAYLES
                                              SMALL CAP GROWTH      SMALL CAP VALUE     GLOBAL ALLOCATION         GROWTH
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $                --  $           120,692  $         2,212,587  $         4,625,544
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              199,335              130,519            1,584,554            5,399,698
      Administrative charges...............               10,446                6,050                1,110               62,445
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              209,781              136,569            1,585,664            5,462,143
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (209,781)             (15,877)              626,923            (836,599)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,136,073              902,689           10,902,401           58,971,111
      Realized gains (losses) on sale of
        investments........................            (382,182)            (102,789)            5,025,334            7,614,742
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            1,753,891              799,900           15,927,735           66,585,853
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,061,495              590,975           12,648,467           22,449,470
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,815,386            1,390,875           28,576,202           89,035,323
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,605,605  $         1,374,998  $        29,203,125  $        88,198,724
                                             ===================  ===================  ===================  ===================

                                                     BHFTI                 BHFTI                BHFTI                BHFTI
                                              METLIFE MULTI-INDEX     MFS(R) RESEARCH      MORGAN STANLEY       PIMCO INFLATION
                                                 TARGETED RISK         INTERNATIONAL          DISCOVERY         PROTECTED BOND
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $             2,809   $           654,332  $                --  $         1,449,553
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  846               672,394              169,788              587,721
      Administrative charges...............                   --                53,999               13,991               37,656
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................                  846               726,393              183,779              625,377
                                             --------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....                1,963              (72,061)            (183,779)              824,176
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             2,258,243            1,874,233                   --
      Realized gains (losses) on sale of
        investments........................                   68               422,157              904,934            (510,048)
                                             --------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......                   68             2,680,400            2,779,167            (510,048)
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               21,850             8,721,587              560,797            2,342,460
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               21,918            11,401,987            3,339,964            1,832,412
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            23,881   $        11,329,926  $         3,156,185  $         2,656,588
                                             ====================  ===================  ===================  ===================

                                                     BHFTI                BHFTI
                                                     PIMCO          SCHRODERS GLOBAL
                                                 TOTAL RETURN          MULTI-ASSET
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $         4,038,744  $               839
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,187,576                  400
      Administrative charges...............              155,090                   --
                                             -------------------  -------------------
        Total expenses.....................            2,342,666                  400
                                             -------------------  -------------------
          Net investment income (loss).....            1,696,078                  439
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................              637,923                   30
                                             -------------------  -------------------
          Net realized gains (losses)......              637,923                   30
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            6,828,211               10,825
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            7,466,134               10,855
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         9,162,212  $            11,294
                                             ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     28

 The accompanying notes are an integral part of these financial statements.

                                     29

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                     BHFTI                                     BHFTI                BHFTI
                                                  SSGA GROWTH             BHFTI            T. ROWE PRICE        T. ROWE PRICE
                                                AND INCOME ETF       SSGA GROWTH ETF      LARGE CAP VALUE      MID CAP GROWTH
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $         2,282,785  $         2,612,028  $         6,858,651  $               408
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,225,216            1,667,113            4,567,936               25,136
      Administrative charges...............                   --                   --              350,914                2,225
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,225,216            1,667,113            4,918,850               27,361
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            1,057,569              944,915            1,939,801             (26,953)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            4,868,305            8,552,463           37,463,748              264,569
      Realized gains (losses) on sale of
        investments........................              710,074              794,657          (1,378,817)                1,564
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            5,578,379            9,347,120           36,084,931              266,133
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            9,552,212           14,759,381           32,472,420              125,996
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           15,130,591           24,106,501           68,557,351              392,129
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        16,188,160  $        25,051,416  $        70,497,152  $           365,176
                                             ===================  ===================  ===================  ===================

                                                    BHFTI               BHFTII                BHFTII                BHFTII
                                              VICTORY SYCAMORE         BLACKROCK             BLACKROCK         BLACKROCK ULTRA-
                                                MID CAP VALUE         BOND INCOME      CAPITAL APPRECIATION     SHORT TERM BOND
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           364,817  $         3,923,599   $           410,623  $         2,958,941
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              553,640            1,504,543             2,452,670            2,216,703
      Administrative charges...............               45,914              100,754               185,107              158,383
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              599,554            1,605,297             2,637,777            2,375,086
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....            (234,737)            2,318,302           (2,227,154)              583,855
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,063,448                   --            31,961,156                   --
      Realized gains (losses) on sale of
        investments........................            (226,796)              205,202            10,045,154              466,569
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......              836,652              205,202            42,006,310              466,569
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            6,859,629            5,819,876            11,580,398              108,101
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            7,696,281            6,025,078            53,586,708              574,670
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         7,461,544  $         8,343,380   $        51,359,554  $         1,158,525
                                             ===================  ===================  ====================  ===================

                                                    BHFTII                BHFTII
                                                  BRIGHTHOUSE           BRIGHTHOUSE
                                              ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $           317,356   $         1,191,910
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              210,221               720,636
      Administrative charges...............                9,604                21,689
                                             --------------------  --------------------
        Total expenses.....................              219,825               742,325
                                             --------------------  --------------------
          Net investment income (loss).....               97,531               449,585
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              281,049             2,727,730
      Realized gains (losses) on sale of
        investments........................            (113,928)             (155,086)
                                             --------------------  --------------------
          Net realized gains (losses)......              167,121             2,572,644
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            1,161,243             4,063,794
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,328,364             6,636,438
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,425,895   $         7,086,023
                                             ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     30

 The accompanying notes are an integral part of these financial statements.

                                     31

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                                                                BHFTII BRIGHTHOUSE/
                                                    BHFTII                BHFTII                BHFTII              DIMENSIONAL
                                                  BRIGHTHOUSE           BRIGHTHOUSE       BRIGHTHOUSE/ARTISAN      INTERNATIONAL
                                              ASSET ALLOCATION 60   ASSET ALLOCATION 80      MID CAP VALUE         SMALL COMPANY
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $          7,836,249  $        10,026,197   $              7,488  $             7,460
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             5,604,844            9,098,157                 22,869               13,629
      Administrative charges...............               161,468              377,638                  2,192                1,082
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................             5,766,312            9,475,795                 25,061               14,711
                                             --------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....             2,069,937              550,402               (17,573)              (7,251)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            32,154,524           57,970,397                178,602               65,957
      Realized gains (losses) on sale of
        investments........................             (171,583)              831,182                 17,148             (16,650)
                                             --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....            31,982,941           58,801,579                195,750               49,307
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            31,244,629           51,726,719                 99,104               96,060
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            63,227,570          110,528,298                294,854              145,367
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         65,297,507  $       111,078,700   $            277,281  $           138,116
                                             ====================  ====================  ====================  ====================

                                                    BHFTII               BHFTII
                                                 BRIGHTHOUSE/         BRIGHTHOUSE/             BHFTII
                                                  WELLINGTON         WELLINGTON CORE          FRONTIER             BHFTII
                                                   BALANCED       EQUITY OPPORTUNITIES     MID CAP GROWTH      JENNISON GROWTH
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $         4,903,609   $         1,698,055  $                --  $         1,729,615
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,779,992             1,738,166              970,552            5,182,828
      Administrative charges...............               12,792               136,215               87,051               79,388
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            2,792,784             1,874,381            1,057,603            5,262,216
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....            2,110,825             (176,326)          (1,057,603)          (3,532,601)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           13,333,371             9,346,245            9,806,662           60,450,086
      Realized gains (losses) on sale of
        investments........................            3,973,541             1,794,973            2,065,169            6,877,388
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....           17,306,912            11,141,218           11,871,831           67,327,474
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           23,306,561            17,014,695            8,649,639           44,710,843
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           40,613,473            28,155,913           20,521,470          112,038,317
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        42,724,298   $        27,979,587  $        19,463,867  $       108,505,716
                                             ===================  ====================  ===================  ===================

                                                    BHFTII              BHFTII
                                                 LOOMIS SAYLES     METLIFE AGGREGATE
                                                SMALL CAP CORE        BOND INDEX
                                                  SUBACCOUNT          SUBACCOUNT
                                             -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $                --  $         1,629,458
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               29,143              602,477
      Administrative charges...............                2,328                    7
                                             -------------------  -------------------
        Total expenses.....................               31,471              602,484
                                             -------------------  -------------------
           Net investment income (loss)....             (31,471)            1,026,974
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              168,835                   --
      Realized gains (losses) on sale of
        investments........................              (4,671)               19,856
                                             -------------------  -------------------
           Net realized gains (losses).....              164,164               19,856
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              181,362            2,612,110
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              345,526            2,631,966
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           314,055  $         3,658,940
                                             ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     32

 The accompanying notes are an integral part of these financial statements.

                                     33

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                    BHFTII               BHFTII               BHFTII                 BHFTII
                                                METLIFE MID CAP          METLIFE              METLIFE                METLIFE
                                                  STOCK INDEX      MSCI EAFE(R) INDEX  RUSSELL 2000(R) INDEX       STOCK INDEX
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                             -------------------  -------------------  ---------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           227,755  $         1,190,434  $         1,170,323    $        17,676,063
                                             -------------------  -------------------  ---------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              195,554              510,577            1,165,140             10,164,550
      Administrative charges...............                   --                  889                3,398                114,258
                                             -------------------  -------------------  ---------------------  -------------------
        Total expenses.....................              195,554              511,466            1,168,538             10,278,808
                                             -------------------  -------------------  ---------------------  -------------------
          Net investment income (loss).....               32,201              678,968                1,785              7,397,255
                                             -------------------  -------------------  ---------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,639,178              322,003            9,381,461             62,135,948
      Realized gains (losses) on sale of
        investments........................              228,255            (706,651)            2,623,611             30,468,385
                                             -------------------  -------------------  ---------------------  -------------------
          Net realized gains (losses)......            1,867,433            (384,648)           12,005,072             92,604,333
                                             -------------------  -------------------  ---------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,707,333            7,913,855            8,880,883            113,266,923
                                             -------------------  -------------------  ---------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            3,574,766            7,529,207           20,885,955            205,871,256
                                             -------------------  -------------------  ---------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,606,967  $         8,208,175  $        20,887,740    $       213,268,511
                                             ===================  ===================  =====================  ===================

                                                                                             BHFTII                BHFTII
                                                   BHFTII               BHFTII          NEUBERGER BERMAN        T. ROWE PRICE
                                             MFS(R) TOTAL RETURN     MFS(R) VALUE            GENESIS          LARGE CAP GROWTH
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $         6,326,994  $         2,161,779  $           109,048  $           126,549
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,949,771            1,657,581              720,835              898,127
      Administrative charges...............              273,348              107,533               33,066               67,365
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            4,223,119            1,765,114              753,901              965,492
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            2,103,875              396,665            (644,853)            (838,943)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           11,555,720            7,564,469            7,466,769            9,597,843
      Realized gains (losses) on sale of
        investments........................            4,417,226              817,659            1,865,962              695,905
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           15,972,946            8,382,128            9,332,731           10,293,748
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           30,368,330           19,222,502            4,420,655            5,985,636
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           46,341,276           27,604,630           13,753,386           16,279,384
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        48,445,151  $        28,001,295  $        13,108,533  $        15,440,441
                                             ===================  ===================  ===================  ===================

                                                                         BHFTII
                                                                      WESTERN ASSET
                                                    BHFTII             MANAGEMENT
                                                 T. ROWE PRICE       STRATEGIC BOND
                                               SMALL CAP GROWTH       OPPORTUNITIES
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $                --  $         6,434,840
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,400,314            2,024,914
      Administrative charges...............               37,464              170,937
                                             -------------------  -------------------
        Total expenses.....................            1,437,778            2,195,851
                                             -------------------  -------------------
          Net investment income (loss).....          (1,437,778)            4,238,989
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           16,444,503                   --
      Realized gains (losses) on sale of
        investments........................            3,094,428              692,610
                                             -------------------  -------------------
          Net realized gains (losses)......           19,538,931              692,610
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           11,645,849           10,851,072
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           31,184,780           11,543,682
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        29,747,002  $        15,782,671
                                             ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     34

 The accompanying notes are an integral part of these financial statements.

                                     35

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                     BHFTII
                                                  WESTERN ASSET          BNY MELLON                             DWS GOVERNMENT &
                                                   MANAGEMENT            SUSTAINABLE          DELAWARE               AGENCY
                                                 U.S. GOVERNMENT         U.S. EQUITY     VIP SMALL CAP VALUE     SECURITIES VIP
                                                   SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                              --------------------  -------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $          1,611,479  $             7,777  $            97,573  $             33,687
                                              --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               716,169               11,794               58,384                25,126
      Administrative charges................                45,859                  915                   28                 2,043
                                              --------------------  -------------------  -------------------  --------------------
        Total expenses......................               762,028               12,709               58,412                27,169
                                              --------------------  -------------------  -------------------  --------------------
           Net investment income (loss).....               849,451              (4,932)               39,161                 6,518
                                              --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --               20,112              728,743                    --
      Realized gains (losses) on sale of
        investments.........................             (138,583)                2,581              125,923              (37,867)
                                              --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses)......             (138,583)               22,693              854,666              (37,867)
                                              --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             1,992,921              146,735            1,260,804                86,721
                                              --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             1,854,338              169,428            2,115,470                48,854
                                              --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          2,703,789  $           164,496  $         2,154,631  $             55,372
                                              ====================  ===================  ===================  ====================

                                                                                              FIDELITY(R)
                                                   DWS SMALL            FIDELITY(R)           VIP DYNAMIC           FIDELITY(R)
                                               MID CAP VALUE VIP      VIP CONTRAFUND     CAPITAL APPRECIATION    VIP EQUITY-INCOME
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              -------------------  --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $            12,034  $            444,229  $              6,572  $          4,132,538
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               61,294             2,562,899                21,712             2,620,691
      Administrative charges................                4,967               112,806                 1,273                 6,539
                                              -------------------  --------------------  --------------------  --------------------
        Total expenses......................               66,261             2,675,705                22,985             2,627,230
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             (54,227)           (2,231,476)              (16,413)             1,505,308
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........              239,953            22,387,390               294,164            13,554,252
      Realized gains (losses) on sale of
        investments.........................             (65,948)             4,312,215                26,717             1,262,757
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......              174,005            26,699,605               320,881            14,817,009
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              464,426            23,932,635               117,928            31,354,204
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................              638,431            50,632,240               438,809            46,171,213
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           584,204  $         48,400,764  $            422,396  $         47,676,521
                                              ===================  ====================  ====================  ====================

                                                   FIDELITY(R)          FIDELITY(R)
                                                VIP FREEDOM 2020     VIP FREEDOM 2025
                                                   SUBACCOUNT           SUBACCOUNT
                                              -------------------  -------------------

INVESTMENT INCOME:
      Dividends.............................  $             8,734  $            24,119
                                              -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                3,973               10,500
      Administrative charges................                   --                   --
                                              -------------------  -------------------
        Total expenses......................                3,973               10,500
                                              -------------------  -------------------
           Net investment income (loss).....                4,761               13,619
                                              -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               22,547               30,146
      Realized gains (losses) on sale of
        investments.........................                5,707                4,702
                                              -------------------  -------------------
           Net realized gains (losses)......               28,254               34,848
                                              -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................               44,038              165,950
                                              -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               72,292              200,798
                                              -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            77,053  $           214,417
                                              ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     36

 The accompanying notes are an integral part of these financial statements.

                                     37

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                                                                  FIDELITY(R)
                                                 FIDELITY(R)           FIDELITY(R)           FIDELITY(R)              VIP
                                              VIP FREEDOM 2030      VIP FREEDOM 2040      VIP FREEDOM 2050     FUNDSMANAGER 60%
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $            16,981  $              3,452  $              6,721  $         9,320,055
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                6,170                 1,663                 3,802           12,131,729
      Administrative charges...............                   23                    --                    --                   --
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................                6,193                 1,663                 3,802           12,131,729
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....               10,788                 1,789                 2,919          (2,811,674)
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               23,219                 5,916                13,401           96,358,319
      Realized gains (losses) on sale of
        investments........................                  838                 5,970                 7,429          (5,508,958)
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....               24,057                11,886                20,830           90,849,361
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              112,540                33,199                82,384           13,321,489
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              136,597                45,085               103,214          104,170,850
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           147,385  $             46,874  $            106,133  $       101,359,176
                                             ===================  ====================  ====================  ===================

                                                  FIDELITY(R)         FIDELITY(R)         FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                                VIP HIGH INCOME       VIP MID CAP           INCOME VIP         MUTUAL SHARES VIP
                                                  SUBACCOUNT          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           811,727  $         1,457,146  $            829,200  $           211,124
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              202,369            2,772,705               256,771              173,001
      Administrative charges...............                    8              103,423                23,415               17,643
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              202,377            2,876,128               280,186              190,644
                                             -------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....              609,350          (1,418,982)               549,014               20,480
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           24,742,939               250,615            1,128,891
      Realized gains (losses) on sale of
        investments........................            (184,796)            (117,179)               148,437              115,815
                                             -------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            (184,796)           24,625,760               399,052            1,244,706
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,644,233           18,670,357             1,122,077              918,351
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,459,437           43,296,117             1,521,129            2,163,057
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,068,787  $        41,877,135  $          2,070,143  $         2,183,537
                                             ===================  ===================  ====================  ===================

                                                                      FTVIPT FRANKLIN
                                                FTVIPT FRANKLIN        SMALL-MID CAP
                                             RISING DIVIDENDS VIP       GROWTH VIP
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $            162,262  $                 --
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               232,584               362,927
      Administrative charges...............                19,549                24,706
                                             --------------------  --------------------
        Total expenses.....................               252,133               387,633
                                             --------------------  --------------------
           Net investment income (loss)....              (89,871)             (387,633)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             2,012,218             3,159,735
      Realized gains (losses) on sale of
        investments........................               358,193             (361,968)
                                             --------------------  --------------------
           Net realized gains (losses).....             2,370,411             2,797,767
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               776,773             3,213,260
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             3,147,184             6,011,027
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          3,057,313  $          5,623,394
                                             ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     38

 The accompanying notes are an integral part of these financial statements.

                                     39

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                 FTVIPT TEMPLETON
                                                    DEVELOPING         FTVIPT TEMPLETON        INVESCO V.I.
                                                    MARKETS VIP           FOREIGN VIP            COMSTOCK
                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $            151,570  $            757,094  $             77,093
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               179,391               726,814                59,051
      Administrative charges.................                   181                51,914                 5,861
                                               --------------------  --------------------  --------------------
         Total expenses......................               179,572               778,728                64,912
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......              (28,002)              (21,634)                12,181
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --               451,903               500,971
      Realized gains (losses) on sale of
         investments.........................                 1,420             (498,484)                81,156
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......                 1,420              (46,581)               582,127
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             3,419,756             4,401,217               221,643
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................             3,421,176             4,354,636               803,770
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          3,393,174  $          4,333,002  $            815,951
                                               ====================  ====================  ====================

                                                                                                INVESCO V.I.
                                                   INVESCO V.I.          INVESCO V.I.            GOVERNMENT
                                               DIVERSIFIED DIVIDEND    EQUITY AND INCOME         SECURITIES
                                                    SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                               --------------------  ---------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $             20,679  $             901,524  $            123,644
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                15,703                594,319                89,678
      Administrative charges.................                 1,155                 59,779                 8,257
                                               --------------------  ---------------------  --------------------
         Total expenses......................                16,858                654,098                97,935
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......                 3,821                247,426                25,709
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                42,067              2,809,954                    --
      Realized gains (losses) on sale of
         investments.........................                39,573              1,144,755              (12,709)
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......                81,640              3,954,709              (12,709)
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                71,429              2,371,610               203,379
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................               153,069              6,326,319               190,670
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            156,890  $           6,573,745  $            216,379
                                               ====================  =====================  ====================

                                                   INVESCO V.I.           INVESCO V.I.          JANUS HENDERSON
                                                MANAGED VOLATILITY        S&P 500 INDEX           ENTERPRISE
                                                    SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                               ---------------------  --------------------  ---------------------

INVESTMENT INCOME:
      Dividends..............................  $              14,148  $             40,948  $               7,202
                                               ---------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 20,146                65,684                177,553
      Administrative charges.................                  1,547                 5,025                 13,621
                                               ---------------------  --------------------  ---------------------
         Total expenses......................                 21,693                70,709                191,174
                                               ---------------------  --------------------  ---------------------
           Net investment income (loss)......                (7,545)              (29,761)              (183,972)
                                               ---------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                 39,528               343,748                883,458
      Realized gains (losses) on sale of
         investments.........................               (44,479)                20,998                922,862
                                               ---------------------  --------------------  ---------------------
           Net realized gains (losses).......                (4,951)               364,746              1,806,320
                                               ---------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................                174,340               481,048              2,286,054
                                               ---------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................                169,389               845,794              4,092,374
                                               ---------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             161,844  $            816,033  $           3,908,402
                                               =====================  ====================  =====================

                                                  JANUS HENDERSON
                                                  GLOBAL RESEARCH
                                                    SUBACCOUNT
                                               --------------------

INVESTMENT INCOME:
      Dividends..............................  $              4,068
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 2,999
      Administrative charges.................                    13
                                               --------------------
         Total expenses......................                 3,012
                                               --------------------
           Net investment income (loss)......                 1,056
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                31,663
      Realized gains (losses) on sale of
         investments.........................                88,900
                                               --------------------
           Net realized gains (losses).......               120,563
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................                 3,718
                                               --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................               124,281
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            125,337
                                               ====================

 The accompanying notes are an integral part of these financial statements.

                                     40

 The accompanying notes are an integral part of these financial statements.

                                     41

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                        LMPVET                LMPVET                LMPVET
                                               JANUS HENDERSON   CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                  OVERSEAS         AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             ------------------  --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $          488,617   $        2,741,570    $        3,187,960    $        1,106,079
                                             ------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             346,546            4,118,787             3,340,601             1,393,600
      Administrative charges...............               4,289              334,446               327,586               121,345
                                             ------------------  --------------------  --------------------  --------------------
        Total expenses.....................             350,835            4,453,233             3,668,187             1,514,945
                                             ------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....             137,782          (1,711,663)             (480,227)             (408,866)
                                             ------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --            5,208,710            14,948,228             6,116,798
      Realized gains (losses) on sale of
        investments........................         (1,243,911)            9,811,914            14,336,723             5,053,275
                                             ------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......         (1,243,911)           15,020,624            29,284,951            11,170,073
                                             ------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           7,078,999           46,384,873            28,734,229             9,911,068
                                             ------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           5,835,088           61,405,497            58,019,180            21,081,141
                                             ------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        5,972,870   $       59,693,834    $       57,538,953    $       20,672,275
                                             ==================  ====================  ====================  ====================

                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               LARGE CAP GROWTH       LARGE CAP VALUE           MID CAP          SMALL CAP GROWTH
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends............................   $           336,239   $         1,642,145   $           158,460  $                --
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,383,798             1,266,389               442,326              692,307
      Administrative charges...............               103,902               113,042                41,814               49,712
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................             1,487,700             1,379,431               484,140              742,019
                                             --------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....           (1,151,461)               262,714             (325,680)            (742,019)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             4,492,359             5,954,580               269,429            4,530,711
      Realized gains (losses) on sale of
        investments........................             4,973,025             2,972,791             1,317,425            2,358,487
                                             --------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......             9,465,384             8,927,371             1,586,854            6,889,198
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            16,630,194            13,891,371             6,078,354            4,350,661
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            26,095,578            22,818,742             7,665,208           11,239,859
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $        24,944,117   $        23,081,456   $         7,339,528  $        10,497,840
                                             ====================  ====================  ====================  ====================

                                                    LMPVET                LMPVET
                                                  QS VARIABLE           QS VARIABLE
                                              CONSERVATIVE GROWTH         GROWTH
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           779,651   $           259,998
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              490,349               221,088
      Administrative charges...............               56,083                26,390
                                             --------------------  -------------------
        Total expenses.....................              546,432               247,478
                                             --------------------  -------------------
          Net investment income (loss).....              233,219                12,520
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              816,640               921,835
      Realized gains (losses) on sale of
        investments........................              689,089              (45,390)
                                             --------------------  -------------------
          Net realized gains (losses)......            1,505,729               876,445
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,667,721             2,483,564
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            5,173,450             3,360,009
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         5,406,669   $         3,372,529
                                             ====================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     42

 The accompanying notes are an integral part of these financial statements.

                                     43

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                                               LMPVIT
                                                   LMPVET                LMPVIT             WESTERN ASSET
                                                 QS VARIABLE          WESTERN ASSET        VARIABLE GLOBAL    MORGAN STANLEY VIF
                                               MODERATE GROWTH          CORE PLUS          HIGH YIELD BOND          GROWTH
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           428,031  $          2,142,591  $            199,649  $                --
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              330,112               723,785                67,229              147,046
      Administrative charges...............               39,027                70,867                 6,042               13,252
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................              369,139               794,652                73,271              160,298
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....               58,892             1,347,939               126,378            (160,298)
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              980,899                    --                    --              501,807
      Realized gains (losses) on sale of
        investments........................              341,857             (795,540)             (114,981)              452,250
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....            1,322,756             (795,540)             (114,981)              954,057
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,059,031             4,222,197               482,168            1,281,567
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            4,381,787             3,426,657               367,187            2,235,624
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,440,679  $          4,774,596  $            493,565  $         2,075,326
                                             ===================  ====================  ====================  ===================

                                                                                          TAP 1919 VARIABLE
                                                 PIONEER VCT           PIONEER VCT       SOCIALLY RESPONSIVE
                                                MID CAP VALUE      REAL ESTATE SHARES         BALANCED
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $           146,515  $            105,028  $            330,558
                                             -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              224,221                99,139               423,781
      Administrative charges...............               20,610                 8,213                10,856
                                             -------------------  --------------------  --------------------
        Total expenses.....................              244,831               107,352               434,637
                                             -------------------  --------------------  --------------------
           Net investment income (loss)....             (98,316)               (2,324)             (104,079)
                                             -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              873,440             1,561,165             1,368,563
      Realized gains (losses) on sale of
        investments........................            (310,823)             (343,659)               444,871
                                             -------------------  --------------------  --------------------
           Net realized gains (losses).....              562,617             1,217,506             1,813,434
                                             -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            2,645,603                32,532             5,874,357
                                             -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            3,208,220             1,250,038             7,687,791
                                             -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,109,904  $          1,247,714  $          7,583,712
                                             ===================  ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     44

 The accompanying notes are an integral part of these financial statements.

                                     45

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                          AB VPS GLOBAL THEMATIC GROWTH      ALGER CAPITAL APPRECIATION
                                                   SUBACCOUNT                        SUBACCOUNT
                                        --------------------------------  --------------------------------
                                              2019            2018              2019             2018
                                        ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (5,495)  $       (6,958)  $      (41,074)  $      (51,280)
   Net realized gains (losses)........           38,996           40,994          404,841          559,676
   Change in unrealized gains
     (losses) on investments..........           53,485         (77,473)          254,251        (541,107)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           86,986         (43,437)          618,018         (32,711)
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............               --               --               --            1,193
   Net transfers (including fixed
     account).........................          (7,446)            8,087         (18,483)         (55,902)
   Contract charges...................            (167)            (159)            (323)            (379)
   Transfers for contract benefits
     and terminations.................         (23,797)         (82,288)        (644,791)        (225,159)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (31,410)         (74,360)        (663,597)        (280,247)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................           55,576        (117,797)         (45,579)        (312,958)
NET ASSETS:
   Beginning of year..................          324,535          442,332        2,295,619        2,608,577
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $       380,111  $       324,535  $     2,250,040  $     2,295,619
                                        ===============  ===============  ===============  ===============

                                             AMERICAN FUNDS(R) BOND          AMERICAN FUNDS(R) GLOBAL GROWTH
                                                   SUBACCOUNT                          SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2019              2018             2019             2018
                                        ----------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         35,968  $        28,542  $     (505,633)  $    (1,013,555)
   Net realized gains (losses)........             5,934         (18,522)        8,480,008        10,987,508
   Change in unrealized gains
     (losses) on investments..........           226,954        (104,792)       18,334,908      (19,732,783)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           268,856         (94,772)       26,309,283       (9,758,830)
                                        ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............             3,678           15,781          308,223           405,663
   Net transfers (including fixed
     account).........................            45,298          354,538      (1,355,841)            43,552
   Contract charges...................           (1,498)          (1,651)         (12,144)          (12,457)
   Transfers for contract benefits
     and terminations.................         (252,637)        (614,821)     (10,115,030)      (12,090,291)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (205,159)        (246,153)     (11,174,792)      (11,653,533)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................            63,697        (340,925)       15,134,491      (21,412,363)
NET ASSETS:
   Beginning of year..................         3,589,898        3,930,823       83,936,731       105,349,094
                                        ----------------  ---------------  ---------------  ----------------
   End of year........................  $      3,653,595  $     3,589,898  $    99,071,222  $     83,936,731
                                        ================  ===============  ===============  ================

                                             AMERICAN FUNDS(R) GLOBAL
                                               SMALL CAPITALIZATION            AMERICAN FUNDS(R) GROWTH
                                                    SUBACCOUNT                        SUBACCOUNT
                                        ---------------------------------  --------------------------------
                                              2019              2018            2019              2018
                                        ---------------   ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (24,198)   $      (27,736)  $   (2,260,866)  $   (3,283,082)
   Net realized gains (losses)........          142,841           139,646       30,770,264       34,767,435
   Change in unrealized gains
     (losses) on investments..........          296,647         (316,992)       28,570,531     (33,457,818)
                                        ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          415,290         (205,082)       57,079,929      (1,973,465)
                                        ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............            6,476            18,689          885,628          924,638
   Net transfers (including fixed
     account).........................         (36,958)            50,305      (2,942,622)      (5,569,819)
   Contract charges...................            (560)             (610)         (28,548)         (30,421)
   Transfers for contract benefits
     and terminations.................        (160,276)         (240,931)     (28,616,183)     (30,376,957)
                                        ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (191,318)         (172,547)     (30,701,725)     (35,052,559)
                                        ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................          223,972         (377,629)       26,378,204     (37,026,024)
NET ASSETS:
   Beginning of year..................        1,480,364         1,857,993      212,857,911      249,883,935
                                        ---------------   ---------------  ---------------  ---------------
   End of year........................  $     1,704,336   $     1,480,364  $   239,236,115  $   212,857,911
                                        ===============   ===============  ===============  ===============

                                         AMERICAN FUNDS(R) GROWTH-INCOME
                                                   SUBACCOUNT
                                        ---------------------------------
                                              2019             2018
                                        ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (293,323)  $      (891,931)
   Net realized gains (losses)........       22,743,007        20,750,023
   Change in unrealized gains
     (losses) on investments..........       15,877,193      (24,790,802)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       38,326,877       (4,932,710)
                                        ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          510,492           462,679
   Net transfers (including fixed
     account).........................        (787,795)       (2,403,079)
   Contract charges...................         (24,112)          (25,499)
   Transfers for contract benefits
     and terminations.................     (22,134,623)      (25,309,413)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....     (22,436,038)      (27,275,312)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets.................       15,890,839      (32,208,022)
NET ASSETS:
   Beginning of year..................      169,119,927       201,327,949
                                        ---------------  ----------------
   End of year........................  $   185,010,766  $    169,119,927
                                        ===============  ================

(a) Commenced April 27, 2016 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     46

 The accompanying notes are an integral part of these financial statements.

                                     47

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                             BHFTI AMERICAN FUNDS(R)            BHFTI AMERICAN FUNDS(R)
                                               BALANCED ALLOCATION                 GROWTH ALLOCATION
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2019              2018             2019              2018
                                        ----------------  ---------------  ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         53,795  $        39,253  $         39,931  $        14,800
   Net realized gains (losses)........           344,303          318,376           353,051          245,213
   Change in unrealized gains
     (losses) on investments..........           405,098        (611,130)           467,009        (541,753)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           803,196        (253,501)           859,991        (281,740)
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           255,865          333,481           306,335          375,679
   Net transfers (including fixed
     account).........................         (306,605)        (181,606)         (239,996)         (17,719)
   Contract charges...................             (440)             (76)             (209)             (21)
   Transfers for contract benefits
     and terminations.................         (835,005)        (688,684)         (375,148)        (185,709)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (886,185)        (536,885)         (309,018)          172,230
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................          (82,989)        (790,386)           550,973        (109,510)
NET ASSETS:
   Beginning of year..................         4,544,878        5,335,264         3,923,499        4,033,009
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $      4,461,889  $     4,544,878  $      4,474,472  $     3,923,499
                                        ================  ===============  ================  ===============

                                             BHFTI AMERICAN FUNDS(R)
                                               MODERATE ALLOCATION            BHFTI BLACKROCK HIGH YIELD
                                                   SUBACCOUNT                         SUBACCOUNT
                                        --------------------------------  ---------------------------------
                                             2019              2018             2019             2018
                                        ---------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        31,026  $        21,348  $     3,038,737  $      2,610,717
   Net realized gains (losses)........          155,007          135,581        (503,786)         (532,823)
   Change in unrealized gains
     (losses) on investments..........          228,621        (287,722)        5,841,118       (4,823,357)
                                        ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          414,654        (130,793)        8,376,069       (2,745,463)
                                        ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          196,763          290,600        1,201,583         1,664,118
   Net transfers (including fixed
     account).........................        (325,121)            6,879          291,646         (779,461)
   Contract charges...................            (174)            (166)         (21,425)          (23,392)
   Transfers for contract benefits
     and terminations.................        (122,638)        (112,856)      (8,593,839)       (9,361,029)
                                        ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (251,170)          184,457      (7,122,035)       (8,499,764)
                                        ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................          163,484           53,664        1,254,034      (11,245,227)
NET ASSETS:
   Beginning of year..................        2,864,026        2,810,362       65,236,418        76,481,645
                                        ---------------  ---------------  ---------------  ----------------
   End of year........................  $     3,027,510  $     2,864,026  $    66,490,452  $     65,236,418
                                        ===============  ===============  ===============  ================

                                                 BHFTI BRIGHTHOUSE                  BHFTI BRIGHTHOUSE
                                               ASSET ALLOCATION 100                  SMALL CAP VALUE
                                                    SUBACCOUNT                         SUBACCOUNT
                                        ----------------------------------  --------------------------------
                                              2019              2018              2019             2018
                                        ----------------  ----------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        193,690  $      (108,290)  $     (471,163)  $     (411,880)
   Net realized gains (losses)........         6,870,124         3,677,647        6,792,068        6,273,041
   Change in unrealized gains
     (losses) on investments..........         6,553,724      (10,195,207)       13,908,663     (21,499,837)
                                        ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        13,617,538       (6,625,850)       20,229,568     (15,638,676)
                                        ----------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............         2,160,779         2,263,324        1,025,632        1,158,811
   Net transfers (including fixed
     account).........................         (645,031)       (1,252,194)      (1,476,611)        (901,582)
   Contract charges...................          (43,396)          (46,052)         (31,204)         (35,104)
   Transfers for contract benefits
     and terminations.................       (4,711,920)       (6,855,150)     (10,980,474)     (12,161,427)
                                        ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (3,239,568)       (5,890,072)     (11,462,657)     (11,939,302)
                                        ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................        10,377,970      (12,515,922)        8,766,911     (27,577,978)
NET ASSETS:
   Beginning of year..................        53,716,383        66,232,305       79,425,122      107,003,100
                                        ----------------  ----------------  ---------------  ---------------
   End of year........................  $     64,094,353  $     53,716,383  $    88,192,033  $    79,425,122
                                        ================  ================  ===============  ===============

                                            BHFTI BRIGHTHOUSE/ABERDEEN
                                              EMERGING MARKETS EQUITY
                                                    SUBACCOUNT
                                        ---------------------------------
                                              2019             2018
                                         ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......   $      (41,412)  $       309,905
   Net realized gains (losses)........           299,378          213,951
   Change in unrealized gains
     (losses) on investments..........         5,408,892      (6,844,317)
                                         ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         5,666,858      (6,320,461)
                                         ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           124,875          110,650
   Net transfers (including fixed
     account).........................         (836,457)        1,383,965
   Contract charges...................           (5,740)          (5,994)
   Transfers for contract benefits
     and terminations.................       (4,127,719)      (4,347,244)
                                         ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (4,845,041)      (2,858,623)
                                         ---------------  ---------------
     Net increase (decrease)
        in net assets.................           821,817      (9,179,084)
NET ASSETS:
   Beginning of year..................        32,510,432       41,689,516
                                         ---------------  ---------------
   End of year........................   $    33,332,249  $    32,510,432
                                         ===============  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     48

 The accompanying notes are an integral part of these financial statements.

                                     49

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                          BHFTI BRIGHTHOUSE/EATON VANCE      BHFTI BRIGHTHOUSE/WELLINGTON
                                                  FLOATING RATE                   LARGE CAP RESEARCH
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2019              2018            2019              2018
                                        ----------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        103,082  $        47,369  $     (189,835)  $      (249,707)
   Net realized gains (losses)........           (6,287)              883        5,191,513         5,783,514
   Change in unrealized gains
     (losses) on investments..........            94,262        (127,902)        4,441,281       (8,193,059)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           191,057         (79,650)        9,442,959       (2,659,252)
                                        ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............                --              500          110,473            91,255
   Net transfers (including fixed
     account).........................           320,908        1,270,282          183,649         (270,757)
   Contract charges...................             (113)            (107)         (19,708)          (21,231)
   Transfers for contract benefits
     and terminations.................         (271,589)        (309,617)      (4,242,920)       (3,802,213)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....            49,206          961,058      (3,968,506)       (4,002,946)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................           240,263          881,408        5,474,453       (6,662,198)
NET ASSETS:
   Beginning of year..................         3,773,445        2,892,037       33,050,450        39,712,648
                                        ----------------  ---------------  ---------------  ----------------
   End of year........................  $      4,013,708  $     3,773,445  $    38,524,903  $     33,050,450
                                        ================  ===============  ===============  ================

                                                                                 BHFTI HARRIS OAKMARK
                                        BHFTI CLARION GLOBAL REAL ESTATE             INTERNATIONAL
                                                   SUBACCOUNT                         SUBACCOUNT
                                        --------------------------------  ----------------------------------
                                              2019            2018              2019              2018
                                        ---------------  ---------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       936,886  $     2,454,031  $        389,173  $        206,824
   Net realized gains (losses)........            1,459        (479,413)         2,309,359         2,726,581
   Change in unrealized gains
     (losses) on investments..........        9,437,938      (7,232,314)         6,702,470      (17,658,313)
                                        ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       10,376,283      (5,257,696)         9,401,002      (14,724,908)
                                        ---------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............        1,141,406        1,181,778           612,438           749,950
   Net transfers (including fixed
     account).........................        (901,043)        (904,776)           807,072         (296,541)
   Contract charges...................         (15,062)         (15,664)           (8,126)           (9,335)
   Transfers for contract benefits
     and terminations.................      (6,378,582)      (6,768,203)       (6,038,403)       (7,194,357)
                                        ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (6,153,281)      (6,506,865)       (4,627,019)       (6,750,283)
                                        ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.................        4,223,002     (11,764,561)         4,773,983      (21,475,191)
NET ASSETS:
   Beginning of year..................       46,235,983       58,000,544        42,867,838        64,343,029
                                        ---------------  ---------------  ----------------  ----------------
   End of year........................  $    50,458,985  $    46,235,983  $     47,641,821  $     42,867,838
                                        ===============  ===============  ================  ================

                                              BHFTI INVESCO COMSTOCK           BHFTI INVESCO GLOBAL EQUITY
                                                    SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2019             2018              2019              2018
                                        ---------------  ----------------   ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       668,867  $    (1,798,839)   $   (1,143,762)  $     (704,272)
   Net realized gains (losses)........       21,577,048        20,548,055        45,656,790       44,216,450
   Change in unrealized gains
     (losses) on investments..........        8,068,163      (40,581,666)        32,902,002     (87,814,803)
                                        ---------------  ----------------   ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       30,314,078      (21,832,450)        77,415,030     (44,302,625)
                                        ---------------  ----------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          421,532           352,678         4,093,139        4,383,439
   Net transfers (including fixed
     account).........................          349,566       (2,867,550)       (5,900,904)      (2,800,256)
   Contract charges...................         (49,964)          (55,339)          (95,990)        (104,410)
   Transfers for contract benefits
     and terminations.................     (17,810,237)      (19,364,526)      (29,531,075)     (34,400,730)
                                        ---------------  ----------------   ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....     (17,089,103)      (21,934,737)      (31,434,830)     (32,921,957)
                                        ---------------  ----------------   ---------------  ---------------
     Net increase (decrease)
        in net assets.................       13,224,975      (43,767,187)        45,980,200     (77,224,582)
NET ASSETS:
   Beginning of year..................      138,849,069       182,616,256       268,404,523      345,629,105
                                        ---------------  ----------------   ---------------  ---------------
   End of year........................  $   152,074,044  $    138,849,069   $   314,384,723  $   268,404,523
                                        ===============  ================   ===============  ===============

                                          BHFTI INVESCO SMALL CAP GROWTH
                                                    SUBACCOUNT
                                        ---------------------------------
                                              2019             2018
                                        ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (209,781)  $     (237,231)
   Net realized gains (losses)........         1,753,891        1,856,414
   Change in unrealized gains
     (losses) on investments..........         1,061,495      (2,927,681)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         2,605,605      (1,308,498)
                                        ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           194,932          232,740
   Net transfers (including fixed
     account).........................         (248,191)         (25,697)
   Contract charges...................           (2,447)          (2,682)
   Transfers for contract benefits
     and terminations.................       (1,654,381)      (1,528,242)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (1,710,087)      (1,323,881)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets.................           895,518      (2,632,379)
NET ASSETS:
   Beginning of year..................        11,843,374       14,475,753
                                        ----------------  ---------------
   End of year........................  $     12,738,892  $    11,843,374
                                        ================  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     50

 The accompanying notes are an integral part of these financial statements.

                                     51

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                              BHFTI LOOMIS SAYLES
                                      BHFTI JPMORGAN SMALL CAP VALUE           GLOBAL ALLOCATION
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2019            2018              2019            2018
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (15,877)  $      (28,537)  $       626,923  $     1,138,871
   Net realized gains (losses).....          799,900          854,076       15,927,735       13,617,696
   Change in unrealized gains
     (losses) on investments.......          590,975      (2,289,273)       12,648,467     (22,436,732)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,374,998      (1,463,734)       29,203,125      (7,680,165)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          190,977          199,487        1,400,854        1,510,085
   Net transfers (including fixed
     account)......................            (303)        (408,876)      (2,701,557)      (1,132,748)
   Contract charges................          (1,996)          (2,308)         (60,511)         (64,845)
   Transfers for contract benefits
     and terminations..............      (1,378,000)      (1,401,057)     (13,848,394)     (14,155,602)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,189,322)      (1,612,754)     (15,209,608)     (13,843,110)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          185,676      (3,076,488)       13,993,517     (21,523,275)
NET ASSETS:
   Beginning of year...............        8,290,881       11,367,369      116,130,303      137,653,578
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     8,476,557  $     8,290,881  $   130,123,820  $   116,130,303
                                     ===============  ===============  ===============  ===============

                                                                            BHFTI METLIFE MULTI-INDEX
                                        BHFTI LOOMIS SAYLES GROWTH                TARGETED RISK
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2019            2018              2019              2018
                                     ---------------  ---------------  ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (836,599)  $   (2,203,821)  $         1,963   $         1,021
   Net realized gains (losses).....       66,585,853       37,777,826               68             6,770
   Change in unrealized gains
     (losses) on investments.......       22,449,470     (69,278,560)           21,850          (15,977)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       88,198,724     (33,704,555)           23,881           (8,186)
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        5,808,761        6,426,452           20,933            18,590
   Net transfers (including fixed
     account)......................      (8,668,350)      (8,839,690)            9,028             2,693
   Contract charges................        (219,594)        (243,637)             (21)              (16)
   Transfers for contract benefits
     and terminations..............     (45,682,915)     (50,606,993)            (530)           (8,534)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (48,762,098)     (53,263,868)           29,410            12,733
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............       39,436,626     (86,968,423)           53,291             4,547
NET ASSETS:
   Beginning of year...............      414,799,286      501,767,709          101,299            96,752
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $   454,235,912  $   414,799,286  $       154,590   $       101,299
                                     ===============  ===============  ===============   ===============

                                            BHFTI MFS(R) RESEARCH
                                                INTERNATIONAL             BHFTI MORGAN STANLEY DISCOVERY
                                                 SUBACCOUNT                         SUBACCOUNT
                                     ----------------------------------  --------------------------------
                                           2019              2018             2019              2018
                                      ---------------  ----------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $      (72,061)  $        245,494  $     (183,779)  $     (185,479)
   Net realized gains (losses).....         2,680,400           642,726        2,779,167        2,996,486
   Change in unrealized gains
     (losses) on investments.......         8,721,587       (9,259,509)          560,797      (1,860,308)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        11,329,926       (8,371,289)        3,156,185          950,699
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           289,589           364,094           27,841           12,959
   Net transfers (including fixed
     account)......................         (890,212)           148,508        (577,746)        (386,089)
   Contract charges................          (19,772)          (21,383)            (723)            (708)
   Transfers for contract benefits
     and terminations..............       (6,463,651)       (5,636,353)      (1,509,406)      (1,390,001)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..       (7,084,046)       (5,145,134)      (2,060,034)      (1,763,839)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............         4,245,880      (13,516,423)        1,096,151        (813,140)
NET ASSETS:
   Beginning of year...............        45,817,411        59,333,834        8,695,925        9,509,065
                                      ---------------  ----------------  ---------------  ---------------
   End of year.....................   $    50,063,291  $     45,817,411  $     9,792,076  $     8,695,925
                                      ===============  ================  ===============  ===============

                                           BHFTI PIMCO INFLATION
                                              PROTECTED BOND
                                                SUBACCOUNT
                                     ---------------------------------
                                           2019             2018
                                     ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       824,176  $         85,773
   Net realized gains (losses).....        (510,048)         (586,697)
   Change in unrealized gains
     (losses) on investments.......        2,342,460       (1,119,276)
                                     ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        2,656,588       (1,620,200)
                                     ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          968,740           953,725
   Net transfers (including fixed
     account)......................        (268,345)         1,666,458
   Contract charges................          (7,990)           (8,812)
   Transfers for contract benefits
     and terminations..............      (5,134,817)       (4,931,669)
                                     ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,442,412)       (2,320,298)
                                     ---------------  ----------------
     Net increase (decrease)
       in net assets...............      (1,785,824)       (3,940,498)
NET ASSETS:
   Beginning of year...............       40,399,388        44,339,886
                                     ---------------  ----------------
   End of year.....................  $    38,613,564  $     40,399,388
                                     ===============  ================

(a) Commenced April 27, 2016 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     52

 The accompanying notes are an integral part of these financial statements.

                                     53

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                           BHFTI SCHRODERS GLOBAL
                                         BHFTI PIMCO TOTAL RETURN                MULTI-ASSET
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2019            2018             2019            2018 (A)
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     1,696,078  $     (471,772)  $           439  $           418
   Net realized gains (losses).....          637,923        (398,806)               30            2,021
   Change in unrealized gains
     (losses) on investments.......        6,828,211      (2,262,786)           10,825          (5,712)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        9,162,212      (3,133,364)           11,294          (3,273)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,201,014        1,694,282            9,793            5,778
   Net transfers (including fixed
     account)......................          982,215        3,040,782           18,663           43,997
   Contract charges................         (31,847)         (34,209)              (3)               --
   Transfers for contract benefits
     and terminations..............     (19,993,549)     (20,768,224)            (301)            (382)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (17,842,167)     (16,067,369)           28,152           49,393
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (8,679,955)     (19,200,733)           39,446           46,120
NET ASSETS:
   Beginning of year...............      144,076,290      163,277,023           46,120               --
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $   135,396,335  $   144,076,290  $        85,566  $        46,120
                                     ===============  ===============  ===============  ===============

                                           BHFTI SSGA GROWTH AND
                                                INCOME ETF                    BHFTI SSGA GROWTH ETF
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2019            2018              2019             2018
                                     ---------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     1,057,569  $     1,116,293  $       944,915  $      1,097,201
   Net realized gains (losses).....        5,578,379        5,782,180        9,347,120         9,799,181
   Change in unrealized gains
     (losses) on investments.......        9,552,212     (14,682,180)       14,759,381      (24,522,882)
                                     ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       16,188,160      (7,783,707)       25,051,416      (13,626,500)
                                     ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,490,796        1,632,751        2,617,659         3,173,878
   Net transfers (including fixed
     account)......................        (923,624)      (1,187,983)      (2,004,842)       (2,328,514)
   Contract charges................         (91,796)         (99,202)        (115,314)         (123,765)
   Transfers for contract benefits
     and terminations..............      (9,344,217)     (10,521,991)     (10,397,655)      (11,975,386)
                                     ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (8,868,841)     (10,176,425)      (9,900,152)      (11,253,787)
                                     ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets...............        7,319,319     (17,960,132)       15,151,264      (24,880,287)
NET ASSETS:
   Beginning of year...............       92,348,751      110,308,883      123,572,685       148,452,972
                                     ---------------  ---------------  ---------------  ----------------
   End of year.....................  $    99,668,070  $    92,348,751  $   138,723,949  $    123,572,685
                                     ===============  ===============  ===============  ================

                                            BHFTI T. ROWE PRICE               BHFTI T. ROWE PRICE
                                              LARGE CAP VALUE                   MID CAP GROWTH
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2019              2018             2019             2018
                                     ---------------  ---------------   --------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     1,939,801  $     1,019,468   $     (26,953)  $      (27,427)
   Net realized gains (losses).....       36,084,931       36,267,125          266,133          230,180
   Change in unrealized gains
     (losses) on investments.......       32,472,420     (72,475,425)          125,996        (246,363)
                                     ---------------  ---------------   --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       70,497,152     (35,188,832)          365,176         (43,610)
                                     ---------------  ---------------   --------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        2,856,238        3,528,836               --               --
   Net transfers (including fixed
     account)......................      (2,479,356)        (413,198)          227,176         (29,154)
   Contract charges................        (100,182)        (105,780)            (230)            (243)
   Transfers for contract benefits
     and terminations..............     (36,909,876)     (43,819,323)        (248,268)        (134,804)
                                     ---------------  ---------------   --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (36,633,176)     (40,809,465)         (21,322)        (164,201)
                                     ---------------  ---------------   --------------  ---------------
     Net increase (decrease)
       in net assets...............       33,863,976     (75,998,297)          343,854        (207,811)
NET ASSETS:
   Beginning of year...............      299,862,560      375,860,857        1,275,411        1,483,222
                                     ---------------  ---------------   --------------  ---------------
   End of year.....................  $   333,726,536  $   299,862,560   $    1,619,265  $     1,275,411
                                     ===============  ===============   ==============  ===============

                                          BHFTI VICTORY SYCAMORE
                                               MID CAP VALUE
                                                SUBACCOUNT
                                     --------------------------------
                                           2019             2018
                                     ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (234,737)  $     (447,401)
   Net realized gains (losses).....          836,652        6,240,234
   Change in unrealized gains
     (losses) on investments.......        6,859,629      (9,698,125)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        7,461,544      (3,905,292)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          128,233          109,369
   Net transfers (including fixed
     account)......................        (168,470)        (263,429)
   Contract charges................          (3,715)          (4,045)
   Transfers for contract benefits
     and terminations..............      (3,994,268)      (3,833,853)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,038,220)      (3,991,958)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        3,423,324      (7,897,250)
NET ASSETS:
   Beginning of year...............       29,300,344       37,197,594
                                     ---------------  ---------------
   End of year.....................  $    32,723,668  $    29,300,344
                                     ===============  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     54

 The accompanying notes are an integral part of these financial statements.

                                     55

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                                BHFTII BLACKROCK
                                        BHFTII BLACKROCK BOND INCOME          CAPITAL APPRECIATION
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  ---------------------------------
                                            2019             2018            2019              2018
                                      ---------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     2,318,302  $     2,040,801  $   (2,227,154)  $    (2,499,154)
   Net realized gains (losses)......          205,202        (471,389)       42,006,310        39,527,579
   Change in unrealized gains
     (losses) on investments........        5,819,876      (4,005,202)       11,580,398      (33,069,448)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        8,343,380      (2,435,790)       51,359,554         3,958,977
                                      ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          876,663          960,997          988,534           955,040
   Net transfers (including fixed
     account).......................        3,924,413          427,375        (575,753)         (535,266)
   Contract charges.................         (29,784)         (31,826)         (52,346)          (53,565)
   Transfers for contract benefits
     and terminations...............     (12,687,736)     (15,220,369)     (23,262,477)      (23,111,852)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (7,916,444)     (13,863,823)     (22,902,042)      (22,745,643)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............          426,936     (16,299,613)       28,457,512      (18,786,666)
NET ASSETS:
   Beginning of year................      105,252,233      121,551,846      172,931,439       191,718,105
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $   105,679,169  $   105,252,233  $   201,388,951  $    172,931,439
                                      ===============  ===============  ===============  ================

                                               BHFTII BLACKROCK                   BHFTII BRIGHTHOUSE
                                             ULTRA-SHORT TERM BOND                ASSET ALLOCATION 20
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2019              2018              2019              2018
                                      ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        583,855  $      (797,721)  $         97,531  $        109,540
   Net realized gains (losses)......           466,569           489,943           167,121            75,194
   Change in unrealized gains
     (losses) on investments........           108,101           829,844         1,161,243         (852,435)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         1,158,525           522,066         1,425,895         (667,701)
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        10,914,255        12,431,275           211,328           238,583
   Net transfers (including fixed
     account).......................         4,902,519         5,830,193           831,341           205,381
   Contract charges.................          (74,642)          (82,032)           (5,363)           (5,849)
   Transfers for contract benefits
     and terminations...............      (16,153,886)      (30,765,078)       (2,856,899)       (2,968,489)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (411,754)      (12,585,642)       (1,819,593)       (2,530,374)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............           746,771      (12,063,576)         (393,698)       (3,198,075)
NET ASSETS:
   Beginning of year................       169,166,349       181,229,925        14,978,712        18,176,787
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $    169,913,120  $    169,166,349  $     14,585,014  $     14,978,712
                                      ================  ================  ================  ================

                                              BHFTII BRIGHTHOUSE                  BHFTII BRIGHTHOUSE
                                              ASSET ALLOCATION 40                 ASSET ALLOCATION 60
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2019              2018              2019              2018
                                      ----------------  ----------------  ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        449,585  $        371,403  $      2,069,937  $       846,847
   Net realized gains (losses)......         2,572,644         1,880,397        31,982,941       18,210,637
   Change in unrealized gains
     (losses) on investments........         4,063,794       (5,452,143)        31,244,629     (50,099,114)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         7,086,023       (3,200,343)        65,297,507     (31,041,630)
                                      ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           753,506           884,887         6,961,747        8,813,393
   Net transfers (including fixed
     account).......................         1,389,424           125,723            94,580      (3,130,024)
   Contract charges.................          (25,514)          (27,049)         (228,832)        (243,069)
   Transfers for contract benefits
     and terminations...............       (8,433,506)       (8,777,633)      (45,522,949)     (45,080,986)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (6,316,090)       (7,794,072)      (38,695,454)     (39,640,686)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............           769,933      (10,994,415)        26,602,053     (70,682,316)
NET ASSETS:
   Beginning of year................        52,552,153        63,546,568       382,433,316      453,115,632
                                      ----------------  ----------------  ----------------  ---------------
   End of year......................  $     53,322,086  $     52,552,153  $    409,035,369  $   382,433,316
                                      ================  ================  ================  ===============

                                             BHFTII BRIGHTHOUSE
                                             ASSET ALLOCATION 80
                                                 SUBACCOUNT
                                      ---------------------------------
                                           2019              2018
                                      ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       550,402  $    (2,112,373)
   Net realized gains (losses)......       58,801,579        31,208,296
   Change in unrealized gains
     (losses) on investments........       51,726,719      (85,155,118)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      111,078,700      (56,059,195)
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........       14,988,725        15,500,978
   Net transfers (including fixed
     account).......................      (4,950,694)         (879,296)
   Contract charges.................        (313,843)         (335,235)
   Transfers for contract benefits
     and terminations...............     (49,400,029)      (54,364,060)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (39,675,841)      (40,077,613)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............       71,402,859      (96,136,808)
NET ASSETS:
   Beginning of year................      526,419,487       622,556,295
                                      ---------------  ----------------
   End of year......................  $   597,822,346  $    526,419,487
                                      ===============  ================

(a) Commenced April 27, 2016 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     56

 The accompanying notes are an integral part of these financial statements.

                                     57

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                           BHFTII BRIGHTHOUSE/ARTISAN       BHFTII BRIGHTHOUSE/DIMENSIONAL
                                                  MID CAP VALUE               INTERNATIONAL SMALL COMPANY
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2019              2018            2019              2018
                                        ----------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (17,573)  $      (23,358)  $       (7,251)  $          2,742
   Net realized gains (losses)........           195,750          165,531           49,307            47,665
   Change in unrealized gains
     (losses) on investments..........            99,104        (373,632)           96,060         (240,643)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           277,281        (231,459)          138,116         (190,236)
                                        ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............             5,294               --               --             3,808
   Net transfers (including fixed
     account).........................             4,516         (18,448)           40,823           123,059
   Contract charges...................             (106)            (114)             (30)              (33)
   Transfers for contract benefits
     and terminations.................         (127,928)        (263,931)        (105,350)          (46,470)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (118,224)        (282,493)         (64,557)            80,364
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................           159,057        (513,952)           73,559         (109,872)
NET ASSETS:
   Beginning of year..................         1,320,037        1,833,989          692,783           802,655
                                        ----------------  ---------------  ---------------  ----------------
   End of year........................  $      1,479,094  $     1,320,037  $       766,342  $        692,783
                                        ================  ===============  ===============  ================

                                          BHFTII BRIGHTHOUSE/WELLINGTON      BHFTII BRIGHTHOUSE/WELLINGTON
                                                    BALANCED                   CORE EQUITY OPPORTUNITIES
                                                   SUBACCOUNT                         SUBACCOUNT
                                        --------------------------------  ----------------------------------
                                              2019            2018              2019              2018
                                        ---------------  ---------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     2,110,825  $     1,161,985  $      (176,326)  $       (52,288)
   Net realized gains (losses)........       17,306,912       21,670,073        11,141,218         7,183,175
   Change in unrealized gains
     (losses) on investments..........       23,306,561     (33,381,060)        17,014,695       (8,638,840)
                                        ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       42,724,298     (10,549,002)        27,979,587       (1,507,953)
                                        ---------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............        1,769,934        2,046,557           405,155           328,903
   Net transfers (including fixed
     account).........................        (750,779)      (1,568,551)       (1,516,939)       (2,226,347)
   Contract charges...................        (107,537)        (116,040)          (23,836)          (24,660)
   Transfers for contract benefits
     and terminations.................     (24,277,203)     (21,957,854)      (15,248,105)      (15,088,461)
                                        ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....     (23,365,585)     (21,595,888)      (16,383,725)      (17,010,565)
                                        ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.................       19,358,713     (32,144,890)        11,595,862      (18,518,518)
NET ASSETS:
   Beginning of year..................      207,016,147      239,161,037       102,413,865       120,932,383
                                        ---------------  ---------------  ----------------  ----------------
   End of year........................  $   226,374,860  $   207,016,147  $    114,009,727  $    102,413,865
                                        ===============  ===============  ================  ================

                                         BHFTII FRONTIER MID CAP GROWTH          BHFTII JENNISON GROWTH
                                                   SUBACCOUNT                          SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                             2019              2018              2019             2018
                                        ---------------  ----------------  ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $   (1,057,603)  $    (1,097,756)  $    (3,532,601)  $   (4,131,892)
   Net realized gains (losses)........       11,871,831        10,807,504        67,327,474       73,968,883
   Change in unrealized gains
     (losses) on investments..........        8,649,639      (14,449,546)        44,710,843     (69,831,757)
                                        ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       19,463,867       (4,739,798)       108,505,716            5,234
                                        ---------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          463,012           466,612         3,777,706        4,039,806
   Net transfers (including fixed
     account).........................        (525,837)         (560,162)       (7,754,988)      (6,004,305)
   Contract charges...................         (34,455)          (35,756)         (185,942)        (196,181)
   Transfers for contract benefits
     and terminations.................      (8,655,421)       (7,907,162)      (38,569,366)     (40,007,573)
                                        ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (8,752,701)       (8,036,468)      (42,732,590)     (42,168,253)
                                        ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................       10,711,166      (12,776,266)        65,773,126     (42,163,019)
NET ASSETS:
   Beginning of year..................       64,833,991        77,610,257       363,480,340      405,643,359
                                        ---------------  ----------------  ----------------  ---------------
   End of year........................  $    75,545,157  $     64,833,991  $    429,253,466  $   363,480,340
                                        ===============  ================  ================  ===============

                                              BHFTII LOOMIS SAYLES
                                                 SMALL CAP CORE
                                                   SUBACCOUNT
                                        ---------------------------------
                                              2019             2018
                                        ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (31,471)  $       (30,991)
   Net realized gains (losses)........          164,164           165,884
   Change in unrealized gains
     (losses) on investments..........          181,362         (351,478)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          314,055         (216,585)
                                        ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............              470             4,929
   Net transfers (including fixed
     account).........................           10,199           246,322
   Contract charges...................             (60)              (63)
   Transfers for contract benefits
     and terminations.................         (92,754)          (97,381)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (82,145)           153,807
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets.................          231,910          (62,778)
NET ASSETS:
   Beginning of year..................        1,406,195         1,468,973
                                        ---------------  ----------------
   End of year........................  $     1,638,105  $      1,406,195
                                        ===============  ================

(a) Commenced April 27, 2016 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     58

 The accompanying notes are an integral part of these financial statements.

                                     59

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                             BHFTII METLIFE                     BHFTII METLIFE
                                          AGGREGATE BOND INDEX                MID CAP STOCK INDEX
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2019              2018             2019            2018
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     1,026,974  $       991,054  $        32,201  $         6,618
   Net realized gains (losses).....           19,856        (227,686)        1,867,433        2,002,242
   Change in unrealized gains
     (losses) on investments.......        2,612,110      (1,602,047)        1,707,333      (4,214,820)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        3,658,940        (838,679)        3,606,967      (2,205,960)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          737,950          858,523          866,495          956,423
   Net transfers (including fixed
     account)......................         (27,061)          121,761        (670,864)        (372,857)
   Contract charges................         (26,804)         (29,707)          (6,530)          (7,286)
   Transfers for contract benefits
     and terminations..............      (6,718,387)      (5,736,438)      (2,326,228)      (2,334,277)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (6,034,302)      (4,785,861)      (2,137,127)      (1,757,997)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (2,375,362)      (5,624,540)        1,469,840      (3,963,957)
NET ASSETS:
   Beginning of year...............       51,926,708       57,551,248       15,350,273       19,314,230
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    49,551,346  $    51,926,708  $    16,820,113  $    15,350,273
                                     ===============  ===============  ===============  ===============

                                              BHFTII METLIFE
                                            MSCI EAFE(R) INDEX         BHFTII METLIFE RUSSELL 2000(R) INDEX
                                                SUBACCOUNT                          SUBACCOUNT
                                     --------------------------------  ------------------------------------
                                          2019              2018              2019              2018
                                     ---------------  ---------------    ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       678,968  $       914,947    $         1,785  $       (94,862)
   Net realized gains (losses).....        (384,648)        (447,150)         12,005,072        11,351,906
   Change in unrealized gains
     (losses) on investments.......        7,913,855      (7,887,972)          8,880,883      (23,166,686)
                                     ---------------  ---------------    ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        8,208,175      (7,420,175)         20,887,740      (11,909,642)
                                     ---------------  ---------------    ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,125,931        1,224,440          1,499,278         1,593,882
   Net transfers (including fixed
     account)......................        (301,367)        (405,834)        (2,759,470)       (1,276,675)
   Contract charges................         (20,287)         (21,575)           (43,929)          (49,265)
   Transfers for contract benefits
     and terminations..............      (4,802,627)      (4,295,040)        (9,674,820)      (10,699,046)
                                     ---------------  ---------------    ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,998,350)      (3,498,009)       (10,978,941)      (10,431,104)
                                     ---------------  ---------------    ---------------  ----------------
     Net increase (decrease)
       in net assets...............        4,209,825     (10,918,184)          9,908,799      (22,340,746)
NET ASSETS:
   Beginning of year...............       41,661,089       52,579,273         89,981,408       112,322,154
                                     ---------------  ---------------    ---------------  ----------------
   End of year.....................  $    45,870,914  $    41,661,089    $    99,890,207  $     89,981,408
                                     ===============  ===============    ===============  ================

                                        BHFTII METLIFE STOCK INDEX         BHFTII MFS(R) TOTAL RETURN
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                          2019              2018             2019             2018
                                     ---------------  ---------------   ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     7,397,255  $     4,691,421   $     2,103,875  $     2,027,487
   Net realized gains (losses).....       92,604,333       80,542,255        15,972,946       24,770,041
   Change in unrealized gains
     (losses) on investments.......      113,266,923    (129,016,686)        30,368,330     (48,721,468)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      213,268,511     (43,783,010)        48,445,151     (21,923,940)
                                     ---------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        9,001,156        9,727,869         2,243,449        2,726,514
   Net transfers (including fixed
     account)......................     (12,026,624)     (12,112,644)       (2,099,338)      (2,338,818)
   Contract charges................        (367,217)        (385,471)          (98,236)        (106,076)
   Transfers for contract benefits
     and terminations..............     (88,677,414)     (82,849,478)      (37,065,574)     (37,994,645)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (92,070,099)     (85,619,724)      (37,019,699)     (37,713,025)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets...............      121,198,412    (129,402,734)        11,425,452     (59,636,965)
NET ASSETS:
   Beginning of year...............      755,196,430      884,599,164       277,060,117      336,697,082
                                     ---------------  ---------------   ---------------  ---------------
   End of year.....................  $   876,394,842  $   755,196,430   $   288,485,569  $   277,060,117
                                     ===============  ===============   ===============  ===============

                                            BHFTII MFS(R) VALUE
                                                SUBACCOUNT
                                     --------------------------------
                                          2019             2018
                                     ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       396,665  $      (96,422)
   Net realized gains (losses).....        8,382,128        9,010,465
   Change in unrealized gains
     (losses) on investments.......       19,222,502     (22,543,998)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       28,001,295     (13,629,955)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,043,416        1,075,543
   Net transfers (including fixed
     account)......................      (1,076,298)        5,237,395
   Contract charges................         (29,681)         (31,438)
   Transfers for contract benefits
     and terminations..............     (15,282,437)     (15,551,351)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (15,345,000)      (9,269,851)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............       12,656,295     (22,899,806)
NET ASSETS:
   Beginning of year...............      105,118,219      128,018,025
                                     ---------------  ---------------
   End of year.....................  $   117,774,514  $   105,118,219
                                     ===============  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     60

 The accompanying notes are an integral part of these financial statements.

                                     61

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                               BHFTII NEUBERGER                BHFTII T. ROWE PRICE
                                                BERMAN GENESIS                   LARGE CAP GROWTH
                                                  SUBACCOUNT                        SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2019              2018            2019              2018
                                      ----------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (644,853)  $     (633,087)  $     (838,943)  $      (869,147)
   Net realized gains (losses)......         9,332,731        9,659,223       10,293,748        13,731,679
   Change in unrealized gains
     (losses) on investments........         4,420,655     (12,969,747)        5,985,636      (14,072,775)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        13,108,533      (3,943,611)       15,440,441       (1,210,243)
                                      ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           458,460          613,381        1,070,916           961,574
   Net transfers (including fixed
     account).......................       (1,967,500)         (41,833)        (316,569)       (1,109,986)
   Contract charges.................          (20,939)         (22,607)         (14,226)          (14,582)
   Transfers for contract benefits
     and terminations...............       (6,353,806)      (6,757,278)      (7,091,057)       (6,307,807)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (7,883,785)      (6,208,337)      (6,350,936)       (6,470,801)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............         5,224,748     (10,151,948)        9,089,505       (7,681,044)
NET ASSETS:
   Beginning of year................        49,617,508       59,769,456       55,949,934        63,630,978
                                      ----------------  ---------------  ---------------  ----------------
   End of year......................  $     54,842,256  $    49,617,508  $    65,039,439  $     55,949,934
                                      ================  ===============  ===============  ================

                                            BHFTII T. ROWE PRICE         BHFTII WESTERN ASSET MANAGEMENT
                                              SMALL CAP GROWTH            STRATEGIC BOND OPPORTUNITIES
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  ---------------------------------
                                            2019            2018             2019              2018
                                      ---------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $   (1,437,778)  $   (1,529,441)  $     4,238,989  $      5,408,068
   Net realized gains (losses)......       19,538,931       14,818,829          692,610           427,440
   Change in unrealized gains
     (losses) on investments........       11,645,849     (21,182,188)       10,851,072      (14,112,643)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       29,747,002      (7,892,800)       15,782,671       (8,277,135)
                                      ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        2,480,258        2,160,052          520,280         1,390,314
   Net transfers (including fixed
     account).......................      (3,548,248)        (575,935)      (1,017,659)           279,482
   Contract charges.................         (39,840)         (41,545)         (30,819)          (33,038)
   Transfers for contract benefits
     and terminations...............     (11,335,003)     (12,452,179)     (18,193,288)      (21,307,847)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (12,442,833)     (10,909,607)     (18,721,486)      (19,671,089)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............       17,304,169     (18,802,407)      (2,938,815)      (27,948,224)
NET ASSETS:
   Beginning of year................       99,301,511      118,103,918      133,489,367       161,437,591
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $   116,605,680  $    99,301,511  $   130,550,552  $    133,489,367
                                      ===============  ===============  ===============  ================

                                        BHFTII WESTERN ASSET MANAGEMENT
                                                U.S. GOVERNMENT          BNY MELLON SUSTAINABLE U.S. EQUITY
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ----------------------------------
                                            2019              2018             2019              2018
                                      ---------------  ----------------   ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       849,451  $        639,292   $       (4,932)  $       (3,453)
   Net realized gains (losses)......        (138,583)         (501,935)            22,693          106,490
   Change in unrealized gains
     (losses) on investments........        1,992,921         (457,171)           146,735        (140,260)
                                      ---------------  ----------------   ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        2,703,789         (319,814)           164,496         (37,223)
                                      ---------------  ----------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          838,256           842,085                --           37,892
   Net transfers (including fixed
     account).......................        2,545,209           509,823           (2,962)          (3,864)
   Contract charges.................         (29,479)          (31,878)              (17)             (11)
   Transfers for contract benefits
     and terminations...............     (10,030,152)       (8,411,859)           (7,981)         (21,068)
                                      ---------------  ----------------   ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (6,676,166)       (7,091,829)          (10,960)           12,949
                                      ---------------  ----------------   ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (3,972,377)       (7,411,643)           153,536         (24,274)
NET ASSETS:
   Beginning of year................       61,098,385        68,510,028           529,454          553,728
                                      ---------------  ----------------   ---------------  ---------------
   End of year......................  $    57,126,008  $     61,098,385   $       682,990  $       529,454
                                      ===============  ================   ===============  ===============

                                         DELAWARE VIP SMALL CAP VALUE
                                                  SUBACCOUNT
                                      ---------------------------------
                                            2019             2018
                                      ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         39,161  $        21,757
   Net realized gains (losses)......           854,666        1,121,500
   Change in unrealized gains
     (losses) on investments........         1,260,804      (2,881,874)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         2,154,631      (1,738,617)
                                      ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            79,180          115,277
   Net transfers (including fixed
     account).......................          (53,850)        (309,574)
   Contract charges.................              (16)             (19)
   Transfers for contract benefits
     and terminations...............       (1,011,934)      (1,223,248)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (986,620)      (1,417,564)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets...............         1,168,011      (3,156,181)
NET ASSETS:
   Beginning of year................         8,251,064       11,407,245
                                      ----------------  ---------------
   End of year......................  $      9,419,075  $     8,251,064
                                      ================  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     62

 The accompanying notes are an integral part of these financial statements.

                                     63

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                               DWS GOVERNMENT &
                                             AGENCY SECURITIES VIP           DWS SMALL MID CAP VALUE VIP
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2019              2018              2019              2018
                                      ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          6,518  $          5,815  $       (54,227)  $       (38,921)
   Net realized gains (losses)......          (37,867)          (31,818)           174,005           697,340
   Change in unrealized gains
     (losses) on investments........            86,721           (4,860)           464,426       (1,360,304)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            55,372          (30,863)           584,204         (701,885)
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                --             2,077            13,913
   Net transfers (including fixed
     account).......................          (37,580)          (82,836)           117,665            65,422
   Contract charges.................             (315)             (276)             (687)             (727)
   Transfers for contract benefits
     and terminations...............         (289,577)         (109,582)         (464,908)         (279,612)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (327,472)         (192,694)         (345,853)         (201,004)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............         (272,100)         (223,557)           238,351         (902,889)
NET ASSETS:
   Beginning of year................         1,505,979         1,729,536         3,204,277         4,107,166
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $      1,233,879  $      1,505,979  $      3,442,628  $      3,204,277
                                      ================  ================  ================  ================

                                                                             FIDELITY(R) VIP DYNAMIC CAPITAL
                                          FIDELITY(R) VIP CONTRAFUND                  APPRECIATION
                                                  SUBACCOUNT                           SUBACCOUNT
                                      ----------------------------------  -----------------------------------
                                            2019              2018              2019              2018
                                      ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $    (2,231,476)  $    (1,977,158)  $       (16,413)  $        (18,547)
   Net realized gains (losses)......        26,699,605        24,378,202           320,881            270,547
   Change in unrealized gains
     (losses) on investments........        23,932,635      (36,778,465)           117,928          (345,902)
                                      ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        48,400,764      (14,377,421)           422,396           (93,902)
                                      ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         2,559,824         2,924,364            18,999             19,102
   Net transfers (including fixed
     account).......................       (6,811,689)       (3,353,234)          (51,537)            (2,791)
   Contract charges.................          (56,436)          (59,780)             (130)              (138)
   Transfers for contract benefits
     and terminations...............      (22,120,570)      (23,728,407)         (163,837)          (226,761)
                                      ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (26,428,871)      (24,217,057)         (196,505)          (210,588)
                                      ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets...............        21,971,893      (38,594,478)           225,891          (304,490)
NET ASSETS:
   Beginning of year................       173,689,860       212,284,338         1,565,732          1,870,222
                                      ----------------  ----------------  ----------------  -----------------
   End of year......................  $    195,661,753  $    173,689,860  $      1,791,623  $       1,565,732
                                      ================  ================  ================  =================

                                         FIDELITY(R) VIP EQUITY-INCOME       FIDELITY(R) VIP FREEDOM 2020
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ---------------------------------
                                           2019               2018              2019              2018
                                      ---------------   ----------------  ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     1,505,308   $      2,087,580  $          4,761  $         1,955
   Net realized gains (losses)......       14,817,009         12,269,132            28,254           11,728
   Change in unrealized gains
     (losses) on investments........       31,354,204       (34,753,495)            44,038         (37,111)
                                      ---------------   ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       47,676,521       (20,396,783)            77,053         (23,428)
                                      ---------------   ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        2,257,958          2,299,329            88,392           59,477
   Net transfers (including fixed
     account).......................      (4,394,709)        (2,698,990)           (6,475)           32,795
   Contract charges.................        (100,319)          (107,300)           (3,119)          (2,217)
   Transfers for contract benefits
     and terminations...............     (20,714,995)       (21,223,019)          (12,185)         (21,609)
                                      ---------------   ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (22,952,065)       (21,729,980)            66,613           68,446
                                      ---------------   ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............       24,724,456       (42,126,763)           143,666           45,018
NET ASSETS:
   Beginning of year................      192,945,322        235,072,085           366,988          321,970
                                      ---------------   ----------------  ----------------  ---------------
   End of year......................  $   217,669,778   $    192,945,322  $        510,654  $       366,988
                                      ===============   ================  ================  ===============

                                        FIDELITY(R) VIP FREEDOM 2025
                                                 SUBACCOUNT
                                      ---------------------------------
                                           2019              2018
                                      ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        13,619  $          7,220
   Net realized gains (losses)......           34,848            11,536
   Change in unrealized gains
     (losses) on investments........          165,950         (102,208)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          214,417          (83,452)
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          124,312           113,982
   Net transfers (including fixed
     account).......................          234,857           614,554
   Contract charges.................          (7,393)           (2,086)
   Transfers for contract benefits
     and terminations...............         (83,556)          (39,961)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          268,220           686,489
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............          482,637           603,037
NET ASSETS:
   Beginning of year................          942,996           339,959
                                      ---------------  ----------------
   End of year......................  $     1,425,633  $        942,996
                                      ===============  ================

(a) Commenced April 27, 2016 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     64

 The accompanying notes are an integral part of these financial statements.

                                     65

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                         FIDELITY(R) VIP FREEDOM 2030       FIDELITY(R) VIP FREEDOM 2040
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2019              2018              2019              2018
                                      ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         10,788  $          1,576  $          1,789  $             76
   Net realized gains (losses)......            24,057            18,291            11,886             5,836
   Change in unrealized gains
     (losses) on investments........           112,540          (75,842)            33,199          (25,720)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           147,385          (55,975)            46,874          (19,808)
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            79,408           111,608           134,875            55,236
   Net transfers (including fixed
     account).......................           262,912            35,663            18,883            14,474
   Contract charges.................           (2,787)           (2,406)             (362)             (187)
   Transfers for contract benefits
     and terminations...............          (15,832)          (65,944)         (115,406)          (18,767)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..           323,701            78,921            37,990            50,756
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............           471,086            22,946            84,864            30,948
NET ASSETS:
   Beginning of year................           563,583           540,637           157,143           126,195
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $      1,034,669  $        563,583  $        242,007  $        157,143
                                      ================  ================  ================  ================

                                        FIDELITY(R) VIP FREEDOM 2050      FIDELITY(R) VIP FUNDSMANAGER 60%
                                                 SUBACCOUNT                          SUBACCOUNT
                                      ---------------------------------  ----------------------------------
                                            2019             2018              2019              2018
                                      ---------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         2,919  $          1,608  $    (2,811,674)  $    (4,819,953)
   Net realized gains (losses)......           20,830             4,685        90,849,361        73,600,062
   Change in unrealized gains
     (losses) on investments........           82,384          (49,967)        13,321,489     (120,518,579)
                                      ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          106,133          (43,674)       101,359,176      (51,738,470)
                                      ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          128,616            94,690                --            11,019
   Net transfers (including fixed
     account).......................         (20,675)           214,869         (244,290)             (109)
   Contract charges.................            (245)             (287)                --                --
   Transfers for contract benefits
     and terminations...............        (109,529)           (8,589)      (28,163,560)      (29,209,742)
                                      ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          (1,833)           300,683      (28,407,850)      (29,198,832)
                                      ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............          104,300           257,009        72,951,326      (80,937,302)
NET ASSETS:
   Beginning of year................          371,752           114,743       570,284,109       651,221,411
                                      ---------------  ----------------  ----------------  ----------------
   End of year......................  $       476,052  $        371,752  $    643,235,435  $    570,284,109
                                      ===============  ================  ================  ================

                                          FIDELITY(R) VIP HIGH INCOME          FIDELITY(R) VIP MID CAP
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2019              2018             2019              2018
                                      ----------------  ----------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        609,350  $        713,334  $   (1,418,982)  $    (2,371,014)
   Net realized gains (losses)......         (184,796)         (243,978)       24,625,760        27,276,471
   Change in unrealized gains
     (losses) on investments........         1,644,233       (1,213,210)       18,670,357      (62,570,723)
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         2,068,787         (743,854)       41,877,135      (37,665,266)
                                      ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           167,909           186,660        4,448,372         4,799,782
   Net transfers (including fixed
     account).......................         (525,826)            63,962      (3,256,769)       (3,982,356)
   Contract charges.................           (8,672)           (9,747)         (56,117)          (63,553)
   Transfers for contract benefits
     and terminations...............       (1,454,547)       (2,223,316)     (22,437,248)      (25,961,519)
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (1,821,136)       (1,982,441)     (21,301,762)      (25,207,646)
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............           247,651       (2,726,295)       20,575,373      (62,872,912)
NET ASSETS:
   Beginning of year................        15,648,435        18,374,730      200,990,838       263,863,750
                                      ----------------  ----------------  ---------------  ----------------
   End of year......................  $     15,896,086  $     15,648,435  $   221,566,211  $    200,990,838
                                      ================  ================  ===============  ================

                                          FTVIPT FRANKLIN INCOME VIP
                                                  SUBACCOUNT
                                      ---------------------------------
                                            2019              2018
                                      ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        549,014  $       543,510
   Net realized gains (losses)......           399,052          205,006
   Change in unrealized gains
     (losses) on investments........         1,122,077      (1,747,573)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         2,070,143        (999,057)
                                      ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            23,862           43,791
   Net transfers (including fixed
     account).......................           181,587         (82,211)
   Contract charges.................           (3,175)          (3,374)
   Transfers for contract benefits
     and terminations...............       (2,280,766)      (2,561,484)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (2,078,492)      (2,603,278)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets...............           (8,349)      (3,602,335)
NET ASSETS:
   Beginning of year................        15,473,523       19,075,858
                                      ----------------  ---------------
   End of year......................  $     15,465,174  $    15,473,523
                                      ================  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     66

 The accompanying notes are an integral part of these financial statements.

                                     67

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                               FTVIPT FRANKLIN                FTVIPT FRANKLIN RISING
                                              MUTUAL SHARES VIP                    DIVIDENDS VIP
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ----------------------------------
                                            2019             2018              2019              2018
                                      ---------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        20,480  $         96,733  $       (89,871)  $       (92,526)
   Net realized gains (losses)......        1,244,706           716,190         2,370,411         1,479,237
   Change in unrealized gains
     (losses) on investments........          918,351       (2,142,879)           776,773       (2,238,427)
                                      ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        2,183,537       (1,329,956)         3,057,313         (851,716)
                                      ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           38,863            10,966             6,201            18,364
   Net transfers (including fixed
     account).......................         (13,287)           157,076          (39,705)         (581,735)
   Contract charges.................          (4,838)           (5,339)           (3,342)           (3,608)
   Transfers for contract benefits
     and terminations...............      (1,656,295)       (1,781,366)       (1,871,508)       (1,405,101)
                                      ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (1,635,557)       (1,618,663)       (1,908,354)       (1,972,080)
                                      ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............          547,980       (2,948,619)         1,148,959       (2,823,796)
NET ASSETS:
   Beginning of year................       11,189,550        14,138,169        12,059,825        14,883,621
                                      ---------------  ----------------  ----------------  ----------------
   End of year......................  $    11,737,530  $     11,189,550  $     13,208,784  $     12,059,825
                                      ===============  ================  ================  ================

                                               FTVIPT FRANKLIN              FTVIPT TEMPLETON DEVELOPING
                                          SMALL-MID CAP GROWTH VIP                  MARKETS VIP
                                                 SUBACCOUNT                         SUBACCOUNT
                                      --------------------------------  ---------------------------------
                                            2019            2018             2019              2018
                                      ---------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (387,633)  $     (406,349)  $      (28,002)  $       (56,702)
   Net realized gains (losses)......        2,797,767        2,147,876            1,420            21,747
   Change in unrealized gains
     (losses) on investments........        3,213,260      (3,100,867)        3,419,756       (3,020,054)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        5,623,394      (1,359,340)        3,393,174       (3,055,009)
                                      ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          134,506          131,270          555,445           604,922
   Net transfers (including fixed
     account).......................        (145,809)        (366,311)        (478,272)         (146,279)
   Contract charges.................          (5,830)          (6,102)          (6,434)           (6,978)
   Transfers for contract benefits
     and terminations...............      (2,686,620)      (2,742,187)      (2,036,776)       (2,114,460)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (2,703,753)      (2,983,330)      (1,966,037)       (1,662,795)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............        2,919,641      (4,342,670)        1,427,137       (4,717,804)
NET ASSETS:
   Beginning of year................       19,886,572       24,229,242       14,319,195        19,036,999
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $    22,806,213  $    19,886,572  $    15,746,332  $     14,319,195
                                      ===============  ===============  ===============  ================

                                        FTVIPT TEMPLETON FOREIGN VIP            INVESCO V.I. COMSTOCK
                                                 SUBACCOUNT                          SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                           2019              2018              2019              2018
                                      ---------------  ----------------  ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (21,634)  $        456,473  $         12,181  $       (2,104)
   Net realized gains (losses)......         (46,581)           255,216           582,127          753,737
   Change in unrealized gains
     (losses) on investments........        4,401,217       (9,744,281)           221,643      (1,325,843)
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        4,333,002       (9,032,592)           815,951        (574,210)
                                      ---------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          375,072           399,215               899               --
   Net transfers (including fixed
     account).......................          813,560         2,476,863            62,950        (255,710)
   Contract charges.................          (7,845)           (9,086)             (408)            (420)
   Transfers for contract benefits
     and terminations...............      (5,605,999)       (6,049,646)         (494,916)        (466,434)
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (4,425,212)       (3,182,654)         (431,475)        (722,564)
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............         (92,210)      (12,215,246)           384,476      (1,296,774)
NET ASSETS:
   Beginning of year................       43,703,190        55,918,436         3,687,615        4,984,389
                                      ---------------  ----------------  ----------------  ---------------
   End of year......................  $    43,610,980  $     43,703,190  $      4,072,091  $     3,687,615
                                      ===============  ================  ================  ===============

                                       INVESCO V.I. DIVERSIFIED DIVIDEND
                                                  SUBACCOUNT
                                      ----------------------------------
                                            2019              2018
                                      ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          3,821  $       (3,174)
   Net realized gains (losses)......            81,640          148,583
   Change in unrealized gains
     (losses) on investments........            71,429        (225,835)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           156,890         (80,426)
                                      ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             1,996               --
   Net transfers (including fixed
     account).......................            30,473        (211,494)
   Contract charges.................              (38)             (42)
   Transfers for contract benefits
     and terminations...............         (120,348)         (79,230)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          (87,917)        (290,766)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets...............            68,973        (371,192)
NET ASSETS:
   Beginning of year................           740,498        1,111,690
                                      ----------------  ---------------
   End of year......................  $        809,471  $       740,498
                                      ================  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     68

 The accompanying notes are an integral part of these financial statements.

                                     69

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                        INVESCO V.I. EQUITY AND INCOME    INVESCO V.I. GOVERNMENT SECURITIES
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  -----------------------------------
                                            2019              2018              2019               2018
                                      ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        247,426  $        130,140  $         25,709  $          6,727
   Net realized gains (losses)......         3,954,709         3,522,415          (12,709)          (62,042)
   Change in unrealized gains
     (losses) on investments........         2,371,610       (8,606,299)           203,379          (51,641)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         6,573,745       (4,953,744)           216,379         (106,956)
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            66,127           251,988             2,368                --
   Net transfers (including fixed
     account).......................           464,139            29,290            35,399         (135,154)
   Contract charges.................          (14,598)          (15,565)             (793)             (775)
   Transfers for contract benefits
     and terminations...............       (5,860,142)       (5,914,042)         (655,914)       (1,044,574)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (5,344,474)       (5,648,329)         (618,940)       (1,180,503)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............         1,229,271      (10,602,073)         (402,561)       (1,287,459)
NET ASSETS:
   Beginning of year................        38,404,499        49,006,572         5,682,200         6,969,659
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $     39,633,770  $     38,404,499  $      5,279,639  $      5,682,200
                                      ================  ================  ================  ================

                                        INVESCO V.I. MANAGED VOLATILITY       INVESCO V.I. S&P 500 INDEX
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  -----------------------------------
                                            2019              2018              2019               2018
                                      ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (7,545)  $        (4,680)  $       (29,761)  $         (5,909)
   Net realized gains (losses)......           (4,951)            19,668           364,746            286,486
   Change in unrealized gains
     (losses) on investments........           174,340         (179,700)           481,048          (617,581)
                                      ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           161,844         (164,712)           816,033          (337,004)
                                      ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                --                --             12,200
   Net transfers (including fixed
     account).......................         (116,277)             5,589           148,108          1,545,035
   Contract charges.................             (342)             (335)             (175)              (219)
   Transfers for contract benefits
     and terminations...............         (106,528)         (138,667)         (184,353)          (107,888)
                                      ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (223,147)         (133,413)          (36,420)          1,449,128
                                      ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets...............          (61,303)         (298,125)           779,613          1,112,124
NET ASSETS:
   Beginning of year................         1,089,586         1,387,711         2,944,765          1,832,641
                                      ----------------  ----------------  ----------------  -----------------
   End of year......................  $      1,028,283  $      1,089,586  $      3,724,378  $       2,944,765
                                      ================  ================  ================  =================

                                           JANUS HENDERSON ENTERPRISE        JANUS HENDERSON GLOBAL RESEARCH
                                                   SUBACCOUNT                          SUBACCOUNT
                                      -----------------------------------  -----------------------------------
                                            2019               2018              2019               2018
                                      ----------------  -----------------  ----------------   ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (183,972)  $       (178,905)  $          1,056   $          2,545
   Net realized gains (losses)......         1,806,320          1,774,432           120,563             12,001
   Change in unrealized gains
     (losses) on investments........         2,286,054        (1,732,020)             3,718           (60,782)
                                      ----------------  -----------------  ----------------   ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         3,908,402          (136,493)           125,337           (46,236)
                                      ----------------  -----------------  ----------------   ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           272,807            243,736            27,935             30,920
   Net transfers (including fixed
     account).......................           223,360          (160,431)          (27,835)           (13,366)
   Contract charges.................           (1,221)            (1,178)             (196)                (5)
   Transfers for contract benefits
     and terminations...............       (1,339,337)        (1,900,594)         (217,198)            (8,794)
                                      ----------------  -----------------  ----------------   ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (844,391)        (1,818,467)         (217,294)              8,755
                                      ----------------  -----------------  ----------------   ----------------
     Net increase (decrease)
        in net assets...............         3,064,011        (1,954,960)          (91,957)           (37,481)
NET ASSETS:
   Beginning of year................        11,953,242         13,908,202           540,551            578,032
                                      ----------------  -----------------  ----------------   ----------------
   End of year......................  $     15,017,253  $      11,953,242  $        448,594   $        540,551
                                      ================  =================  ================   ================

                                           JANUS HENDERSON OVERSEAS
                                                  SUBACCOUNT
                                      ----------------------------------
                                            2019              2018
                                      ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        137,782  $        103,798
   Net realized gains (losses)......       (1,243,911)       (1,129,024)
   Change in unrealized gains
     (losses) on investments........         7,078,999       (3,926,288)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         5,972,870       (4,951,514)
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           929,736         1,113,171
   Net transfers (including fixed
     account).......................         (937,327)         (626,226)
   Contract charges.................          (12,612)          (13,988)
   Transfers for contract benefits
     and terminations...............       (3,206,574)       (3,505,470)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (3,226,777)       (3,032,513)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............         2,746,093       (7,984,027)
NET ASSETS:
   Beginning of year................        25,260,443        33,244,470
                                      ----------------  ----------------
   End of year......................  $     28,006,536  $     25,260,443
                                      ================  ================

(a) Commenced April 27, 2016 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     70

 The accompanying notes are an integral part of these financial statements.

                                     71

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                       LMPVET CLEARBRIDGE VARIABLE        LMPVET CLEARBRIDGE VARIABLE
                                            AGGRESSIVE GROWTH                    APPRECIATION
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2019              2018             2019            2018
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (1,711,663)  $   (3,173,268)  $     (480,227)  $     (845,697)
   Net realized gains (losses).....       15,020,624       35,780,431       29,284,951       24,969,013
   Change in unrealized gains
     (losses) on investments.......       46,384,873     (60,443,753)       28,734,229     (30,758,377)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       59,693,834     (27,836,590)       57,538,953      (6,635,061)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,871,683        1,779,322          749,013          641,003
   Net transfers (including fixed
     account)......................        (340,197)      (4,334,443)      (3,287,451)      (2,796,105)
   Contract charges................        (125,211)        (135,875)        (110,391)        (115,877)
   Transfers for contract benefits
     and terminations..............     (30,008,184)     (36,454,006)     (28,548,323)     (29,694,456)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (28,601,909)     (39,145,002)     (31,197,152)     (31,965,435)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............       31,091,925     (66,981,592)       26,341,801     (38,600,496)
NET ASSETS:
   Beginning of year...............      269,466,054      336,447,646      218,901,424      257,501,920
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $   300,557,979  $   269,466,054  $   245,243,225  $   218,901,424
                                     ===============  ===============  ===============  ===============

                                        LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE
                                             DIVIDEND STRATEGY                 LARGE CAP GROWTH
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2019             2018             2019             2018
                                     ---------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (408,866)  $     (390,987)  $   (1,151,461)  $    (1,249,376)
   Net realized gains (losses).....       11,170,073       10,580,687        9,465,384         8,003,769
   Change in unrealized gains
     (losses) on investments.......        9,911,068     (15,624,160)       16,630,194       (7,357,704)
                                     ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       20,672,275      (5,434,460)       24,944,117         (603,311)
                                     ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,095,766          500,557          849,434           706,494
   Net transfers (including fixed
     account)......................      (1,086,469)        (963,277)        (245,272)       (1,102,199)
   Contract charges................         (24,499)         (26,140)         (21,744)          (22,215)
   Transfers for contract benefits
     and terminations..............     (10,990,785)     (11,886,510)     (10,600,656)      (11,501,915)
                                     ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (11,005,987)     (12,375,370)     (10,018,238)      (11,919,835)
                                     ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets...............        9,666,288     (17,809,830)       14,925,879      (12,523,146)
NET ASSETS:
   Beginning of year...............       74,936,378       92,746,208       85,877,435        98,400,581
                                     ---------------  ---------------  ---------------  ----------------
   End of year.....................  $    84,602,666  $    74,936,378  $   100,803,314  $     85,877,435
                                     ===============  ===============  ===============  ================

                                        LMPVET CLEARBRIDGE VARIABLE        LMPVET CLEARBRIDGE VARIABLE
                                              LARGE CAP VALUE                        MID CAP
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                          2019              2018             2019             2018
                                     ---------------  ----------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       262,714  $         42,447  $     (325,680)  $     (381,315)
   Net realized gains (losses).....        8,927,371        10,243,553        1,586,854        1,549,216
   Change in unrealized gains
     (losses) on investments.......       13,891,371      (20,521,882)        6,078,354      (5,276,434)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       23,081,456      (10,235,882)        7,339,528      (4,108,533)
                                     ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          254,697           325,689           33,616           27,743
   Net transfers (including fixed
     account)......................        (960,835)       (1,743,048)         (70,892)            2,159
   Contract charges................         (35,042)          (37,832)          (7,500)          (7,838)
   Transfers for contract benefits
     and terminations..............     (12,672,196)      (12,185,543)      (3,597,499)      (3,015,672)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (13,413,376)      (13,640,734)      (3,642,275)      (2,993,608)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        9,668,080      (23,876,616)        3,697,253      (7,102,141)
NET ASSETS:
   Beginning of year...............       89,737,968       113,614,584       25,013,906       32,116,047
                                     ---------------  ----------------  ---------------  ---------------
   End of year.....................  $    99,406,048  $     89,737,968  $    28,711,159  $    25,013,906
                                     ===============  ================  ===============  ===============

                                        LMPVET CLEARBRIDGE VARIABLE
                                             SMALL CAP GROWTH
                                                SUBACCOUNT
                                     --------------------------------
                                          2019              2018
                                     ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (742,019)  $     (790,809)
   Net realized gains (losses).....        6,889,198        8,852,481
   Change in unrealized gains
     (losses) on investments.......        4,350,661      (6,704,144)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       10,497,840        1,357,528
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          505,738          419,406
   Net transfers (including fixed
     account)......................        (528,800)         (25,250)
   Contract charges................         (12,180)         (13,316)
   Transfers for contract benefits
     and terminations..............      (4,936,658)      (5,766,560)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,971,900)      (5,385,720)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        5,525,940      (4,028,192)
NET ASSETS:
   Beginning of year...............       43,386,308       47,414,500
                                     ---------------  ---------------
   End of year.....................  $    48,912,248  $    43,386,308
                                     ===============  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     72

 The accompanying notes are an integral part of these financial statements.

                                     73

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                           LMPVET QS VARIABLE
                                           CONSERVATIVE GROWTH             LMPVET QS VARIABLE GROWTH
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2019             2018              2019             2018
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       233,219  $       400,927  $        12,520  $       224,451
   Net realized gains (losses).....        1,505,729        2,051,849          876,445        1,219,299
   Change in unrealized gains
     (losses) on investments.......        3,667,721      (4,669,710)        2,483,564      (3,216,412)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        5,406,669      (2,216,934)        3,372,529      (1,772,662)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          105,596           87,254           46,368           43,063
   Net transfers (including fixed
     account)......................        1,673,326        (716,856)        (144,544)         (87,240)
   Contract charges................         (18,951)         (20,553)         (16,018)         (17,581)
   Transfers for contract benefits
     and terminations..............      (5,042,755)      (4,568,958)      (2,864,126)      (2,683,104)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,282,784)      (5,219,113)      (2,978,320)      (2,744,862)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        2,123,885      (7,436,047)          394,209      (4,517,524)
NET ASSETS:
   Beginning of year...............       35,760,148       43,196,195       17,063,862       21,581,386
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    37,884,033  $    35,760,148  $    17,458,071  $    17,063,862
                                     ===============  ===============  ===============  ===============

                                           LMPVET QS VARIABLE
                                             MODERATE GROWTH             LMPVIT WESTERN ASSET CORE PLUS
                                               SUBACCOUNT                          SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                          2019             2018              2019             2018
                                     ---------------  ---------------  ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        58,892  $       284,296  $     1,347,939   $       963,590
   Net realized gains (losses).....        1,322,756        1,579,728        (795,540)       (1,119,978)
   Change in unrealized gains
     (losses) on investments.......        3,059,031      (3,918,663)        4,222,197       (1,998,150)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        4,440,679      (2,054,639)        4,774,596       (2,154,538)
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           57,364          442,616          153,921           108,134
   Net transfers (including fixed
     account)......................         (46,397)         (60,655)        1,049,806           905,736
   Contract charges................         (19,848)         (21,354)         (13,855)          (14,258)
   Transfers for contract benefits
     and terminations..............      (2,993,455)      (3,016,958)      (7,195,632)       (7,079,147)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,002,336)      (2,656,351)      (6,005,760)       (6,079,535)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............        1,438,343      (4,710,990)      (1,231,164)       (8,234,073)
NET ASSETS:
   Beginning of year...............       24,860,029       29,571,019       48,591,233        56,825,306
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $    26,298,372  $    24,860,029  $    47,360,069   $    48,591,233
                                     ===============  ===============  ===============   ===============

                                       LMPVIT WESTERN ASSET VARIABLE
                                          GLOBAL HIGH YIELD BOND            MORGAN STANLEY VIF GROWTH
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2019             2018             2019             2018
                                     ---------------  ----------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       126,378  $        152,994  $     (160,298)  $     (139,705)
   Net realized gains (losses).....        (114,981)          (85,568)          954,057        1,808,007
   Change in unrealized gains
     (losses) on investments.......          482,168         (354,138)        1,281,567      (1,222,634)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          493,565         (286,712)        2,075,326          445,668
                                     ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           15,525             1,087           16,774               --
   Net transfers (including fixed
     account)......................        (302,416)         (136,552)          872,691           13,569
   Contract charges................            (326)             (346)            (674)            (602)
   Transfers for contract benefits
     and terminations..............        (805,592)         (651,721)        (848,147)        (537,129)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,092,809)         (787,532)           40,644        (524,162)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (599,244)       (1,074,244)        2,115,970         (78,494)
NET ASSETS:
   Beginning of year...............        4,432,351         5,506,595        7,029,706        7,108,200
                                     ---------------  ----------------  ---------------  ---------------
   End of year.....................  $     3,833,107  $      4,432,351  $     9,145,676  $     7,029,706
                                     ===============  ================  ===============  ===============

                                         PIONEER VCT MID CAP VALUE
                                                SUBACCOUNT
                                     --------------------------------
                                          2019             2018
                                     ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (98,316)  $     (215,679)
   Net realized gains (losses).....          562,617        1,331,935
   Change in unrealized gains
     (losses) on investments.......        2,645,603      (4,495,008)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        3,109,904      (3,378,752)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           66,387           27,526
   Net transfers (including fixed
     account)......................         (64,458)           57,610
   Contract charges................          (5,347)          (5,912)
   Transfers for contract benefits
     and terminations..............      (1,872,657)      (3,301,851)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,876,075)      (3,222,627)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,233,829      (6,601,379)
NET ASSETS:
   Beginning of year...............       12,504,657       19,106,036
                                     ---------------  ---------------
   End of year.....................  $    13,738,486  $    12,504,657
                                     ===============  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     74

 The accompanying notes are an integral part of these financial statements.

                                     75

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                                                      TAP 1919 VARIABLE SOCIALLY
                                                                PIONEER VCT REAL ESTATE SHARES            RESPONSIVE BALANCED
                                                                          SUBACCOUNT                          SUBACCOUNT
                                                              ----------------------------------  ----------------------------------
                                                                    2019              2018              2019              2018
                                                              ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................  $        (2,324)  $         27,517  $      (104,079)  $      (106,466)
   Net realized gains (losses)..............................         1,217,506           311,079         1,813,434         3,255,991
   Change in unrealized gains
     (losses) on investments................................            32,532         (884,649)         5,874,357       (3,761,011)
                                                              ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.....................................         1,247,714         (546,053)         7,583,712         (611,486)
                                                              ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...................................            26,697            16,484           395,003           331,151
   Net transfers (including fixed
     account)...............................................         (141,825)           (3,849)           291,011         (106,373)
   Contract charges.........................................           (2,315)           (2,350)          (21,019)          (22,368)
   Transfers for contract benefits
     and terminations.......................................         (869,563)         (713,764)       (3,076,918)       (3,575,483)
                                                              ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..........................         (987,006)         (703,479)       (2,411,923)       (3,373,073)
                                                              ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.......................................           260,708       (1,249,532)         5,171,789       (3,984,559)
NET ASSETS:
   Beginning of year........................................         5,099,045         6,348,577        31,150,846        35,135,405
                                                              ----------------  ----------------  ----------------  ----------------
   End of year..............................................  $      5,359,753  $      5,099,045  $     36,322,635  $     31,150,846
                                                              ================  ================  ================  ================

(a) Commenced April 27, 2016 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     76

   BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

Brighthouse Separate Account Eleven for Variable Annuities (the "Separate
Account"), a separate account of Brighthouse Life Insurance Company (the
"Company"), was established by the Board of Directors of MetLife Insurance
Company of Connecticut ("MICC") on November 14, 2002 to support MICC's operations with respect to certain variable annuity contracts (the
"Contracts"). The Company is an indirect wholly-owned subsidiary of Brighthouse
Financial, Inc., a holding company, which following the completion of a separation transaction from MetLife, Inc. on August 4, 2017, owns the legal entities that have historically operated a substantial portion of MetLife,
Inc.'s former Retail segment, as well as certain portions of MetLife, Inc.'s former Corporate Benefit Funding segment. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the U.S. Securities and Exchange
Commission, as well as the Delaware Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each
Subaccount invests in shares of the corresponding fund, portfolio or series
(with the same name) of registered investment management companies (the
"Trusts"), which are presented below:

AB Variable Products Series Fund, Inc. ("AB VPS")            Franklin Templeton Variable Insurance Products Trust
AIM Variable Insurance Funds (Invesco Variable                 ("FTVIPT")
   Insurance Funds) ("Invesco V.I.")                         Janus Aspen Series ("Janus Aspen")
American Funds Insurance Series(R) ("American                Legg Mason Partners Variable Equity Trust
   Funds(R)")                                                  ("LMPVET")
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.           Legg Mason Partners Variable Income Trust
Brighthouse Funds Trust I ("BHFTI")*                           ("LMPVIT")
Brighthouse Funds Trust II ("BHFTII")*                       Morgan Stanley Variable Insurance Fund, Inc.
Delaware VIP Trust ("Delaware VIP")                            ("Morgan Stanley VIF")
Deutsche DWS Variable Series II ("DWS")                      Pioneer Variable Contracts Trust ("Pioneer VCT")
Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")  The Alger Portfolios ("Alger")
                                                             Trust for Advised Portfolios ("TAP")
* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate
Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2.  LIST OF SUBACCOUNTS

A. Purchase payments, less any applicable charges applied to the Separate
Account, are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2019:

AB VPS Global Thematic Growth Subaccount               BHFTI American Funds(R) Growth Allocation
Alger Capital Appreciation Subaccount                     Subaccount
American Funds(R) Bond Subaccount                      BHFTI American Funds(R) Moderate Allocation
American Funds(R) Global Growth Subaccount                Subaccount
American Funds(R) Global Small Capitalization          BHFTI BlackRock High Yield Subaccount (a)
   Subaccount                                          BHFTI Brighthouse Asset Allocation 100 Subaccount
American Funds(R) Growth Subaccount                    BHFTI Brighthouse Small Cap Value Subaccount (a)
American Funds(R) Growth-Income Subaccount             BHFTI Brighthouse/Aberdeen Emerging Markets
BHFTI American Funds(R) Balanced Allocation               Equity Subaccount (a)
   Subaccount

                                     77

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONTINUED)

BHFTI Brighthouse/Eaton Vance Floating Rate              BHFTII T. Rowe Price Large Cap Growth Subaccount (a)
   Subaccount                                            BHFTII T. Rowe Price Small Cap Growth Subaccount
BHFTI Brighthouse/Wellington Large Cap Research          BHFTII Western Asset Management Strategic Bond
   Subaccount                                              Opportunities Subaccount (a)
BHFTI Clarion Global Real Estate Subaccount (a)          BHFTII Western Asset Management U.S. Government
BHFTI Harris Oakmark International Subaccount              Subaccount
BHFTI Invesco Comstock Subaccount (a)                    BNY Mellon Sustainable U.S. Equity Subaccount
BHFTI Invesco Global Equity Subaccount (a)               Delaware VIP Small Cap Value Subaccount
BHFTI Invesco Small Cap Growth Subaccount (a)            DWS Government & Agency Securities VIP
BHFTI JPMorgan Small Cap Value Subaccount                  Subaccount
BHFTI Loomis Sayles Global Allocation Subaccount         DWS Small Mid Cap Value VIP Subaccount
BHFTI Loomis Sayles Growth Subaccount (a)                Fidelity(R) VIP Contrafund Subaccount (a)
BHFTI MetLife Multi-Index Targeted Risk Subaccount       Fidelity(R) VIP Dynamic Capital Appreciation
BHFTI MFS(R) Research International Subaccount             Subaccount
BHFTI Morgan Stanley Discovery Subaccount (a)            Fidelity(R) VIP Equity-Income Subaccount (a)
BHFTI PIMCO Inflation Protected Bond Subaccount (a)      Fidelity(R) VIP Freedom 2020 Subaccount
BHFTI PIMCO Total Return Subaccount                      Fidelity(R) VIP Freedom 2025 Subaccount
BHFTI Schroders Global Multi-Asset Subaccount            Fidelity(R) VIP Freedom 2030 Subaccount
BHFTI SSGA Growth and Income ETF Subaccount              Fidelity(R) VIP Freedom 2040 Subaccount
BHFTI SSGA Growth ETF Subaccount                         Fidelity(R) VIP Freedom 2050 Subaccount
BHFTI T. Rowe Price Large Cap Value Subaccount (a)       Fidelity(R) VIP FundsManager 60% Subaccount
BHFTI T. Rowe Price Mid Cap Growth Subaccount            Fidelity(R) VIP High Income Subaccount
BHFTI Victory Sycamore Mid Cap Value Subaccount (a)      Fidelity(R) VIP Mid Cap Subaccount
BHFTII BlackRock Bond Income Subaccount (a)              FTVIPT Franklin Income VIP Subaccount
BHFTII BlackRock Capital Appreciation Subaccount (a)     FTVIPT Franklin Mutual Shares VIP Subaccount
BHFTII BlackRock Ultra-Short Term Bond                   FTVIPT Franklin Rising Dividends VIP Subaccount
   Subaccount (a)                                        FTVIPT Franklin Small-Mid Cap Growth VIP
BHFTII Brighthouse Asset Allocation 20 Subaccount          Subaccount
BHFTII Brighthouse Asset Allocation 40 Subaccount        FTVIPT Templeton Developing Markets VIP
BHFTII Brighthouse Asset Allocation 60 Subaccount          Subaccount
BHFTII Brighthouse Asset Allocation 80 Subaccount        FTVIPT Templeton Foreign VIP Subaccount
BHFTII Brighthouse/Artisan Mid Cap Value                 Invesco V.I. Comstock Subaccount
   Subaccount                                            Invesco V.I. Diversified Dividend Subaccount
BHFTII Brighthouse/Dimensional International Small       Invesco V.I. Equity and Income Subaccount
   Company Subaccount                                    Invesco V.I. Government Securities Subaccount (a)
BHFTII Brighthouse/Wellington Balanced Subaccount (a)    Invesco V.I. Managed Volatility Subaccount
BHFTII Brighthouse/Wellington Core Equity                Invesco V.I. S&P 500 Index Subaccount
   Opportunities Subaccount (a)                          Janus Henderson Enterprise Subaccount
BHFTII Frontier Mid Cap Growth Subaccount (a)            Janus Henderson Global Research Subaccount
BHFTII Jennison Growth Subaccount (a)                    Janus Henderson Overseas Subaccount
BHFTII Loomis Sayles Small Cap Core Subaccount           LMPVET ClearBridge Variable Aggressive Growth
BHFTII MetLife Aggregate Bond Index Subaccount             Subaccount (a)
BHFTII MetLife Mid Cap Stock Index Subaccount (a)        LMPVET ClearBridge Variable Appreciation
BHFTII MetLife MSCI EAFE(R) Index Subaccount               Subaccount
BHFTII MetLife Russell 2000(R) Index Subaccount          LMPVET ClearBridge Variable Dividend Strategy
BHFTII MetLife Stock Index Subaccount (a)                  Subaccount (a)
BHFTII MFS(R) Total Return Subaccount (a)                LMPVET ClearBridge Variable Large Cap Growth
BHFTII MFS(R) Value Subaccount (a)                         Subaccount
BHFTII Neuberger Berman Genesis Subaccount (a)

                                     78

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2.  LIST OF SUBACCOUNTS -- (CONCLUDED)

LMPVET ClearBridge Variable Large Cap Value           LMPVIT Western Asset Core Plus Subaccount
   Subaccount                                         LMPVIT Western Asset Variable Global High Yield
LMPVET ClearBridge Variable Mid Cap Subaccount          Bond Subaccount
LMPVET ClearBridge Variable Small Cap Growth          Morgan Stanley VIF Growth Subaccount
   Subaccount                                         Pioneer VCT Mid Cap Value Subaccount
LMPVET QS Variable Conservative Growth                Pioneer VCT Real Estate Shares Subaccount
   Subaccount                                         TAP 1919 Variable Socially Responsive Balanced
LMPVET QS Variable Growth Subaccount                    Subaccount
LMPVET QS Variable Moderate Growth Subaccount
(a) This Sub-Account may invest in two or more share classes within the underlying fund, portfolio or series of the Trusts.

B. The following Investment Options had no net assets as of December 31,
2019:

Fidelity(R) VIP Government Money Market Subaccount

3.  PORTFOLIO CHANGES

The following Subaccounts ceased operations during the year ended December 31,
2019:

Morgan Stanley VIS Multi Cap Growth Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2019:

NAME CHANGES:

Former Name                                               New Name

BHFTI Loomis Sayles Global Markets Portfolio              BHFTI Loomis Sayles Global Allocation Portfolio
BHFTI ClearBridge Aggressive Growth Portfolio             BHFTI Loomis Sayles Growth Portfolio
BHFTI Morgan Stanley Mid Cap Growth Portfolio             BHFTI Morgan Stanley Discovery Portfolio
BHFTI Oppenheimer Global Equity Portfolio                 BHFTI Invesco Global Equity Portfolio
Dreyfus Sustainable U.S. Equity Portfolio                 BNY Mellon Sustainable U.S. Equity Portfolio
TRUST NAME CHANGE:

Former Name                                                New Name

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.        BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
MERGER:

Former Portfolio                                        New Portfolio

Morgan Stanley VIS Multi Cap Growth Portfolio           Morgan Stanley VIF Growth Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP")
applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial
Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946,
INVESTMENT COMPANIES.

                                     79

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Subaccount's investment in shares of a fund, portfolio or series of the
Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts. The
Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC").
Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the
Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the
Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable
Subaccounts.

NET TRANSFERS
Assets transferred by the contract owner into or out of Subaccounts within the
Separate Account or into or out of the fixed account, which is part of the
Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

                                     80

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, and are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the
      Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the earnings in the
      Contracts.

      Guaranteed Minimum Withdrawal Benefit -- For an additional charge, the
      Company will guarantee the periodic return on the investment.

      Guaranteed Minimum Withdrawal Benefit for Life -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the
      Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Variable Annuitization Floor Benefit -- For an additional charge, the
      Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

      Principal Protection -- For an additional charge, the Company will guarantee the principal (sum of purchase payments adjusted proportionally for any withdrawals).

      Preservation and Growth -- For an additional charge, the Company will guarantee at a future date your Account Value will not be less than your
      Purchase Payment.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2019:

     -------------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                   0.70% - 1.90%
     -------------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                               0.10% - 0.15%
     -------------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                                0.15% - 0.25%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit                                                                        0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit for Life                                                               0.65% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                      0.40% - 0.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Variable Annuitization Floor Benefit                                                                         0.00% - 3.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Principal Protection                                                                                         1.25% - 2.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Preservation and Growth                                                                                      1.15% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------------
      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.
      Additionally, there may be certain Subaccounts that have expense rates which fall outside of the range above due to expense waivers or additional charges being applied.

                                     81

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)

Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. For certain Contracts, a contract administrative charge is imposed regardless of contract values. In addition, most Contracts impose a surrender charge which ranges from 0% to 9%
if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable
Subaccounts.

BHFTI and BHFTII currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC
("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of BHFTI and BHFTII.

                                     82

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  STATEMENTS OF INVESTMENTS

                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2019               DECEMBER 31, 2019
                                                                  -------------------------------    ------------------------------
                                                                                                         COST OF        PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)  FROM SALES ($)
                                                                  -------------    --------------    --------------  --------------

     AB VPS Global Thematic Growth Subaccount...................         11,808           201,774           24,021           40,341
     Alger Capital Appreciation Subaccount......................         29,664         1,889,851          307,217          753,219
     American Funds(R) Bond Subaccount..........................        331,542         3,563,258          433,956          603,148
     American Funds(R) Global Growth Subaccount.................      3,072,929        70,474,265        8,035,279       14,510,268
     American Funds(R) Global Small Capitalization Subaccount...         65,501         1,340,971          135,963          245,094
     American Funds(R) Growth Subaccount........................      2,969,295       186,551,853       28,735,783       37,502,084
     American Funds(R) Growth-Income Subaccount.................      3,694,305       151,014,189       23,691,774       28,137,522
     BHFTI American Funds(R) Balanced Allocation Subaccount.....        433,193         4,289,587          692,393        1,186,166
     BHFTI American Funds(R) Growth Allocation Subaccount.......        447,000         4,270,989          719,488          621,519
     BHFTI American Funds(R) Moderate Allocation Subaccount.....        303,967         2,999,673          463,701          517,630
     BHFTI BlackRock High Yield Subaccount......................      8,504,847        67,243,083        9,662,078       13,745,374
     BHFTI Brighthouse Asset Allocation 100 Subaccount..........      5,027,007        56,496,340        9,205,810        5,889,478
     BHFTI Brighthouse Small Cap Value Subaccount...............      5,657,845        86,578,466       10,259,866       14,761,201
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Subaccount...............................................      2,963,192        29,675,058        1,908,637        6,795,065
     BHFTI Brighthouse/Eaton Vance Floating Rate Subaccount.....        395,439         4,073,630          496,398          344,110
     BHFTI Brighthouse/Wellington Large Cap Research
       Subaccount...............................................      2,559,805        30,624,675        5,471,120        5,314,237
     BHFTI Clarion Global Real Estate Subaccount................      3,893,576        47,847,022        3,508,146        8,724,517
     BHFTI Harris Oakmark International Subaccount..............      3,500,502        50,655,018        7,828,035        8,576,764
     BHFTI Invesco Comstock Subaccount..........................     10,790,510       123,390,430       22,122,774       20,656,521
     BHFTI Invesco Global Equity Subaccount.....................     13,530,649       242,683,806       44,885,431       39,578,673
     BHFTI Invesco Small Cap Growth Subaccount..................        992,214        14,194,064        3,247,374        3,031,147
     BHFTI JPMorgan Small Cap Value Subaccount..................        569,295         8,705,534        1,814,926        2,117,379
     BHFTI Loomis Sayles Global Allocation Subaccount...........      7,173,309        90,060,949       13,854,207       17,534,491
     BHFTI Loomis Sayles Growth Subaccount......................     26,512,566       385,175,674       65,566,041       56,193,588
     BHFTI MetLife Multi-Index Targeted Risk Subaccount.........         11,477           140,540           33,594            2,222
     BHFTI MFS(R) Research International Subaccount.............      3,880,876        43,790,115        3,766,335        8,664,187
     BHFTI Morgan Stanley Discovery Subaccount..................        459,907         7,335,428        2,600,473        2,970,039
     BHFTI PIMCO Inflation Protected Bond Subaccount............      3,863,198        40,548,942        3,982,805        7,601,026
     BHFTI PIMCO Total Return Subaccount........................     11,493,748       129,601,233        8,746,343       24,892,401
     BHFTI Schroders Global Multi-Asset Subaccount..............          6,523            80,465           30,418            1,820
     BHFTI SSGA Growth and Income ETF Subaccount................      8,291,853        89,781,887        7,863,622       10,806,590
     BHFTI SSGA Growth ETF Subaccount...........................     11,474,269       124,187,595       11,757,945       12,160,752
     BHFTI T. Rowe Price Large Cap Value Subaccount.............     10,737,900       330,370,542       49,592,105       46,821,461
     BHFTI T. Rowe Price Mid Cap Growth Subaccount..............        160,961         1,575,087          431,893          215,597
     BHFTI Victory Sycamore Mid Cap Value Subaccount............      1,745,340        31,673,405        2,107,252        5,316,697
     BHFTII BlackRock Bond Income Subaccount....................        976,366       102,589,075       12,650,406       18,248,058
     BHFTII BlackRock Capital Appreciation Subaccount...........      4,669,657       136,677,429       37,831,672       30,999,526
     BHFTII BlackRock Ultra-Short Term Bond Subaccount..........      1,667,928       167,689,764       37,729,381       37,548,801
     BHFTII Brighthouse Asset Allocation 20 Subaccount..........      1,324,707        14,574,682        2,612,408        4,053,422
     BHFTII Brighthouse Asset Allocation 40 Subaccount..........      4,624,640        52,654,640        6,604,128        9,742,897
     BHFTII Brighthouse Asset Allocation 60 Subaccount..........     33,832,538       399,568,822       47,826,044       52,297,012
     BHFTII Brighthouse Asset Allocation 80 Subaccount..........     44,580,340       570,441,345       80,671,692       61,826,707
     BHFTII Brighthouse/Artisan Mid Cap Value Subaccount........          6,721         1,290,390          189,445          146,558
     BHFTII Brighthouse/Dimensional International Small Company
       Subaccount...............................................         63,177           839,013          103,394          109,244
     BHFTII Brighthouse/Wellington Balanced Subaccount..........     11,252,120       187,436,605       20,593,076       28,514,454
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Subaccount...............................................      3,235,161        99,477,653       14,437,996       21,651,609
     BHFTII Frontier Mid Cap Growth Subaccount..................      2,062,778        61,027,000       11,764,429       11,767,953
     BHFTII Jennison Growth Subaccount..........................     26,364,425       357,639,859       65,569,664       51,384,750
     BHFTII Loomis Sayles Small Cap Core Subaccount.............          6,654         1,669,651          213,957          158,719
     BHFTII MetLife Aggregate Bond Index Subaccount.............      4,464,085        48,446,810        2,797,914        7,805,243

                                     83

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                                          FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2019             DECEMBER 31, 2019
                                                                   ------------------------------   -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                      SHARES           COST ($)      PURCHASES ($)   FROM SALES ($)
                                                                   -------------    -------------   --------------   --------------

     BHFTII MetLife Mid Cap Stock Index Subaccount...............        924,653       15,522,014       3,491,219         3,956,968
     BHFTII MetLife MSCI EAFE(R) Index Subaccount................      3,203,276       48,267,622       2,445,767         5,443,146
     BHFTII MetLife Russell 2000(R) Index Subaccount.............      4,920,700       79,088,649      12,558,523        14,154,216
     BHFTII MetLife Stock Index Subaccount.......................     15,680,460      600,312,080      85,321,943       107,858,701
     BHFTII MFS(R) Total Return Subaccount.......................      1,688,788      249,505,575      22,063,569        45,422,681
     BHFTII MFS(R) Value Subaccount..............................      7,176,883      106,155,068      12,666,385        20,050,251
     BHFTII Neuberger Berman Genesis Subaccount..................      2,652,653       44,191,721       8,934,497         9,996,341
     BHFTII T. Rowe Price Large Cap Growth Subaccount............      2,907,253       59,058,714      12,480,860        10,072,891
     BHFTII T. Rowe Price Small Cap Growth Subaccount............      5,214,924       92,926,999      18,921,247        16,357,325
     BHFTII Western Asset Management Strategic Bond
       Opportunities Subaccount..................................      9,478,082      123,353,765      13,778,724        28,261,248
     BHFTII Western Asset Management U.S. Government
       Subaccount................................................      4,820,761       57,223,231       5,375,281        11,202,002
     BNY Mellon U.S. Equity Subaccount...........................         17,644          553,282          37,343            33,118
     Delaware VIP Small Cap Value Subaccount.....................        245,929        7,852,993         989,001         1,207,714
     DWS Government & Agency Securities VIP Subaccount...........        109,290        1,308,577         136,578           457,532
     DWS Small Mid Cap Value VIP Subaccount......................        251,839        3,692,463         494,343           654,461
     Fidelity(R) VIP Contrafund Subaccount.......................      5,402,094      155,747,784      27,407,300        33,680,099
     Fidelity(R) VIP Dynamic Capital Appreciation Subaccount.....        140,630        1,496,765         328,228           246,988
     Fidelity(R) VIP Equity-Income Subaccount....................      9,162,027      192,473,739      18,892,380        26,784,883
     Fidelity(R) VIP Freedom 2020 Subaccount.....................         36,685          492,894         549,460           455,540
     Fidelity(R) VIP Freedom 2025 Subaccount.....................         93,730        1,334,599         438,904           126,919
     Fidelity(R) VIP Freedom 2030 Subaccount.....................         68,115          959,794         380,280            22,572
     Fidelity(R) VIP Freedom 2040 Subaccount.....................         10,545          217,421         164,173           118,479
     Fidelity(R) VIP Freedom 2050 Subaccount.....................         23,143          435,478         162,915           148,427
     Fidelity(R) VIP FundsManager 60% Subaccount.................     63,062,301      693,509,563     105,862,279        40,723,474
     Fidelity(R) VIP High Income Subaccount......................      2,927,456       17,079,942       1,033,856         2,245,643
     Fidelity(R) VIP Mid Cap Subaccount..........................      6,978,464      210,016,158      31,204,635        29,182,286
     FTVIPT Franklin Income VIP Subaccount.......................        972,042       14,536,828       1,850,002         3,128,852
     FTVIPT Franklin Mutual Shares VIP Subaccount................        624,005       11,050,723       1,406,573         1,892,758
     FTVIPT Franklin Rising Dividends VIP Subaccount.............        489,402       11,224,894       2,440,348         2,426,282
     FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount.........      1,319,042       24,634,664       3,640,265         3,571,880
     FTVIPT Templeton Developing Markets VIP Subaccount..........      1,470,246       14,120,805         672,315         2,666,374
     FTVIPT Templeton Foreign VIP Subaccount.....................      3,130,724       43,967,703       3,601,920         7,596,830
     Invesco V.I. Comstock Subaccount............................        237,301        3,532,755         592,563           510,892
     Invesco V.I. Diversified Dividend Subaccount................         29,947          557,529          79,413           121,439
     Invesco V.I. Equity and Income Subaccount...................      2,275,188       33,517,531       4,556,046         6,843,141
     Invesco V.I. Government Securities Subaccount...............        458,460        5,336,552         178,692           771,922
     Invesco V.I. Managed Volatility Subaccount..................         82,860        1,153,683          61,916           253,079
     Invesco V.I. S&P 500 Index Subaccount.......................        200,343        3,383,685         549,843           272,271
     Janus Henderson Enterprise Subaccount.......................        187,880        9,672,384       2,981,126         3,125,944
     Janus Henderson Global Research Subaccount..................          8,116          277,594          66,800           251,374
     Janus Henderson Overseas Subaccount.........................        877,948       33,110,549         902,842         3,991,837
     LMPVET ClearBridge Variable Aggressive Growth
       Subaccount................................................     10,700,475      202,780,728      10,399,107        35,503,853
     LMPVET ClearBridge Variable Appreciation Subaccount.........      5,242,480      147,753,633      20,177,144        36,906,228
     LMPVET ClearBridge Variable Dividend Strategy Subaccount....      4,018,743       56,857,484       9,464,553        14,762,551
     LMPVET ClearBridge Variable Large Cap Growth Subaccount.....      3,361,232       65,279,585       7,988,972        14,666,246
     LMPVET ClearBridge Variable Large Cap Value Subaccount......      4,675,732       80,706,847       8,626,114        15,822,151
     LMPVET ClearBridge Variable Mid Cap Subaccount..............      1,270,406       18,970,658         873,917         4,572,417
     LMPVET ClearBridge Variable Small Cap Growth Subaccount.....      1,776,044       35,378,816       6,424,843         7,607,964
     LMPVET QS Variable Conservative Growth Subaccount...........      2,545,970       31,682,002       2,640,772         4,873,701
     LMPVET QS Variable Growth Subaccount........................      1,246,984       16,958,694       1,211,292         3,255,551
     LMPVET QS Variable Moderate Growth Subaccount...............      1,896,061       23,147,064       1,927,523         3,890,069

                                     84

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                                           FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2019              DECEMBER 31, 2019
                                                                  -------------------------------    ------------------------------
                                                                                                         COST OF        PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)  FROM SALES ($)
                                                                  -------------    --------------    --------------  --------------

     LMPVIT Western Asset Core Plus Subaccount..................      8,137,471        51,244,385        4,521,763        9,179,589
     LMPVIT Western Asset Variable Global High Yield Bond
       Subaccount...............................................        532,377         4,096,319          474,615        1,441,044
     Morgan Stanley VIF Growth Subaccount.......................        255,466         6,637,915        2,052,813        1,670,640
     Pioneer VCT Mid Cap Value Subaccount.......................        753,620        14,616,692        1,604,152        2,705,089
     Pioneer VCT Real Estate Shares Subaccount..................        470,155         7,340,609        1,723,350        1,151,496
     TAP 1919 Variable Socially Responsive Balanced Subaccount..      1,201,146        30,606,703        2,584,725        3,732,159

                                     85

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                  AB VPS GLOBAL THEMATIC GROWTH    ALGER CAPITAL APPRECIATION       AMERICAN FUNDS(R) BOND
                                           SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                 ------------------------------  -----------------------------  ------------------------------
                                      2019            2018           2019             2018           2019            2018
                                 --------------   -------------  -------------   -------------  -------------   --------------

Units beginning of year........         278,855         336,154        603,251         670,173      2,068,814        2,212,494
Units issued and transferred
   from other funding options..           2,476           8,965         12,519          30,517        202,137          314,510
Units redeemed and transferred
   to other funding options....        (25,284)        (66,264)      (171,054)        (97,439)      (321,379)        (458,190)
                                 --------------   -------------  -------------   -------------  -------------   --------------
Units end of year..............         256,047         278,855        444,716         603,251      1,949,572        2,068,814
                                 ==============   =============  =============   =============  =============   ==============

                                                                     AMERICAN FUNDS(R) GLOBAL
                                 AMERICAN FUNDS(R) GLOBAL GROWTH       SMALL CAPITALIZATION         AMERICAN FUNDS(R) GROWTH
                                           SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                                 -------------------------------  -----------------------------  ------------------------------
                                      2019             2018           2019             2018           2019            2018
                                  -------------   -------------   -------------   -------------  -------------   --------------

Units beginning of year........      28,436,918      31,944,766         387,312         427,393     67,992,892       78,146,962
Units issued and transferred
   from other funding options..       1,332,498       1,348,023           9,884          30,831      2,571,231        2,081,439
Units redeemed and transferred
   to other funding options....     (4,532,237)     (4,855,871)        (52,703)        (70,912)   (11,177,963)     (12,235,509)
                                  -------------   -------------   -------------   -------------  -------------   --------------
Units end of year..............      25,237,179      28,436,918         344,493         387,312     59,386,160       67,992,892
                                  =============   =============   =============   =============  =============   ==============

                                                                      BHFTI AMERICAN FUNDS(R)         BHFTI AMERICAN FUNDS(R)
                                 AMERICAN FUNDS(R) GROWTH-INCOME        BALANCED ALLOCATION              GROWTH ALLOCATION
                                           SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                 -------------------------------  ------------------------------  ------------------------------
                                      2019            2018             2019            2018           2019             2018
                                 -------------   --------------   --------------   -------------  -------------   --------------

Units beginning of year........     62,651,327       71,936,274        2,850,779       3,197,904      2,407,086        2,313,625
Units issued and transferred
   from other funding options..      2,464,665        1,993,396          194,012         909,903        188,483          306,368
Units redeemed and transferred
   to other funding options....    (9,728,360)     (11,278,343)        (690,304)     (1,257,028)      (362,412)        (212,907)
                                 -------------   --------------   --------------   -------------  -------------   --------------
Units end of year..............     55,387,632       62,651,327        2,354,487       2,850,779      2,233,157        2,407,086
                                 =============   ==============   ==============   =============  =============   ==============

                                     BHFTI AMERICAN FUNDS(R)                                           BHFTI BRIGHTHOUSE
                                       MODERATE ALLOCATION         BHFTI BLACKROCK HIGH YIELD        ASSET ALLOCATION 100
                                           SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                 ------------------------------  ------------------------------  -----------------------------
                                     2019             2018            2019            2018           2019             2018
                                 -------------   --------------  --------------  --------------  -------------   -------------

Units beginning of year........      1,941,182        1,823,610      19,929,617      22,585,394     33,697,527      36,940,221
Units issued and transferred
   from other funding options..        167,074          222,429       2,707,169       3,301,065      1,712,745       2,333,882
Units redeemed and transferred
   to other funding options....      (325,830)        (104,857)     (4,859,448)     (5,956,842)    (3,505,325)     (5,576,576)
                                 -------------   --------------  --------------  --------------  -------------   -------------
Units end of year..............      1,782,426        1,941,182      17,777,338      19,929,617     31,904,947      33,697,527
                                 =============   ==============  ==============  ==============  =============   =============

                                        BHFTI BRIGHTHOUSE          BHFTI BRIGHTHOUSE/ABERDEEN     BHFTI BRIGHTHOUSE/EATON VANCE
                                         SMALL CAP VALUE             EMERGING MARKETS EQUITY              FLOATING RATE
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2019            2018            2019             2018           2019            2018
                                 -------------   --------------  --------------   -------------  -------------   --------------

Units beginning of year........     36,633,177       41,057,702      14,408,374      15,605,098      3,333,232        2,510,585
Units issued and transferred
   from other funding options..      2,450,452        1,433,665       1,067,995       1,770,442        392,578        1,124,661
Units redeemed and transferred
   to other funding options....    (6,976,131)      (5,858,190)     (3,071,635)     (2,967,166)      (346,296)        (302,014)
                                 -------------   --------------  --------------   -------------  -------------   --------------
Units end of year..............     32,107,498       36,633,177      12,404,734      14,408,374      3,379,514        3,333,232
                                 =============   ==============  ==============   =============  =============   ==============

                                  BHFTI BRIGHTHOUSE/WELLINGTON            BHFTI CLARION               BHFTI HARRIS OAKMARK
                                       LARGE CAP RESEARCH              GLOBAL REAL ESTATE                 INTERNATIONAL
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2019            2018            2019             2018           2019            2018
                                 -------------   --------------  --------------   -------------  -------------   --------------

Units beginning of year........     16,730,126       18,495,088      36,175,262      41,045,404     22,374,791       25,199,950
Units issued and transferred
   from other funding options..        737,579          378,817       2,761,010       4,916,044      2,268,389        3,148,019
Units redeemed and transferred
   to other funding options....    (2,364,013)      (2,143,779)     (6,872,480)     (9,786,186)    (4,370,011)      (5,973,178)
                                 -------------   --------------  --------------   -------------  -------------   --------------
Units end of year..............     15,103,692       16,730,126      32,063,792      36,175,262     20,273,169       22,374,791
                                 =============   ==============  ==============   =============  =============   ==============

                                                                         BHFTI INVESCO                   BHFTI INVESCO
                                     BHFTI INVESCO COMSTOCK              GLOBAL EQUITY                 SMALL CAP GROWTH
                                           SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2019            2018           2019             2018           2019            2018
                                 --------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........      63,737,613      72,375,071    160,664,481     177,903,929      4,114,781       4,505,102
Units issued and transferred
   from other funding options..       2,284,726       1,405,400      4,959,581      11,535,676        477,436         600,302
Units redeemed and transferred
   to other funding options....     (9,189,681)    (10,042,858)   (21,118,847)    (28,775,124)      (998,800)       (990,623)
                                 --------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............      56,832,658      63,737,613    144,505,215     160,664,481      3,593,417       4,114,781
                                 ==============   =============  =============   =============  =============   =============

                                         BHFTI JPMORGAN               BHFTI LOOMIS SAYLES             BHFTI LOOMIS SAYLES
                                         SMALL CAP VALUE               GLOBAL ALLOCATION                    GROWTH
                                           SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2019            2018           2019             2018          2019             2018
                                 --------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........       4,117,827       4,789,787     14,244,848      15,823,517     51,154,762      57,292,688
Units issued and transferred
   from other funding options..         607,104         412,593        319,496         298,549      1,634,207       3,297,520
Units redeemed and transferred
   to other funding options....     (1,161,510)     (1,084,553)    (1,910,911)     (1,877,218)    (7,503,241)     (9,435,446)
                                 --------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............       3,563,421       4,117,827     12,653,433      14,244,848     45,285,728      51,154,762
                                 ==============   =============  =============   =============  =============   =============

(a) Commenced April 27, 2016 and began transactions in 2018.

                                     86

                                     87

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                    BHFTI METLIFE MULTI-INDEX        BHFTI MFS(R) RESEARCH           BHFTI MORGAN STANLEY
                                          TARGETED RISK                  INTERNATIONAL                     DISCOVERY
                                           SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2019            2018           2019             2018           2019            2018
                                 --------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........           7,608           6,753     29,057,675      31,900,957      3,496,322       4,084,676
Units issued and transferred
   from other funding options..           2,187           7,271      1,140,022       1,214,886        515,512         579,499
Units redeemed and transferred
   to other funding options....           (194)         (6,416)    (5,101,122)     (4,058,168)    (1,188,650)     (1,167,853)
                                 --------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............           9,601           7,608     25,096,575      29,057,675      2,823,184       3,496,322
                                 ==============   =============  =============   =============  =============   =============

                                      BHFTI PIMCO INFLATION                                             BHFTI SCHRODERS
                                         PROTECTED BOND            BHFTI PIMCO TOTAL RETURN           GLOBAL MULTI-ASSET
                                           SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2019            2018           2019             2018           2019          2018 (A)
                                 --------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........      30,239,957      32,003,367     89,062,869      98,723,354          3,736              --
Units issued and transferred
   from other funding options..       3,503,608       5,619,834      5,972,422       8,192,736          2,117           3,765
Units redeemed and transferred
   to other funding options....     (6,677,941)     (7,383,244)   (16,452,411)    (17,853,221)          (112)            (29)
                                 --------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............      27,065,624      30,239,957     78,582,880      89,062,869          5,741           3,736
                                 ==============   =============  =============   =============  =============   =============

                                      BHFTI SSGA GROWTH AND                                         BHFTI T. ROWE PRICE
                                           INCOME ETF               BHFTI SSGA GROWTH ETF             LARGE CAP VALUE
                                           SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2019            2018          2019            2018            2019           2018
                                 -------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........     58,083,774      64,046,553     77,737,637      84,156,265    149,819,774     167,544,150
Units issued and transferred
   from other funding options..      1,676,360       1,453,046      2,084,530       2,709,232      5,880,515      10,865,091
Units redeemed and transferred
   to other funding options....    (6,690,757)     (7,415,825)    (7,652,655)     (9,127,860)   (21,774,251)    (28,589,467)
                                 -------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............     53,069,377      58,083,774     72,169,512      77,737,637    133,926,038     149,819,774
                                 =============   =============  =============   =============  =============   =============

                                      BHFTI T. ROWE PRICE          BHFTI VICTORY SYCAMORE
                                        MID CAP GROWTH                  MID CAP VALUE           BHFTII BLACKROCK BOND INCOME
                                          SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                     2019            2018            2019           2018            2019            2018
                                 -------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........        454,756         515,398     19,084,211      21,415,273     71,016,285      80,540,234
Units issued and transferred
   from other funding options..        149,897          18,611      1,311,592       1,057,591      9,423,731       5,549,745
Units redeemed and transferred
   to other funding options....      (163,611)        (79,253)    (3,553,148)     (3,388,653)   (14,599,415)    (15,073,694)
                                 -------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............        441,042         454,756     16,842,655      19,084,211     65,840,601      71,016,285
                                 =============   =============  =============   =============  =============   =============

                                        BHFTII BLACKROCK                BHFTII BLACKROCK               BHFTII BRIGHTHOUSE
                                      CAPITAL APPRECIATION            ULTRA-SHORT TERM BOND            ASSET ALLOCATION 20
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  -------------------------------
                                      2019            2018            2019             2018           2019             2018
                                 -------------   --------------  --------------   -------------  --------------   --------------

Units beginning of year........     70,400,985       80,040,866     151,783,168     163,187,513      10,769,566       12,549,984
Units issued and transferred
   from other funding options..      3,476,120        2,766,093      46,279,369      63,576,664       1,555,910        1,531,577
Units redeemed and transferred
   to other funding options....   (11,877,458)     (12,405,974)    (46,753,280)    (74,981,009)     (2,777,872)      (3,311,995)
                                 -------------   --------------  --------------   -------------  --------------   --------------
Units end of year..............     61,999,647       70,400,985     151,309,257     151,783,168       9,547,604       10,769,566
                                 =============   ==============  ==============   =============  ==============   ==============

                                       BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE
                                       ASSET ALLOCATION 40             ASSET ALLOCATION 60             ASSET ALLOCATION 80
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  -------------------------------
                                      2019            2018            2019             2018           2019             2018
                                 -------------   --------------  --------------   -------------  --------------   --------------

Units beginning of year........     35,459,039       40,415,605     252,977,971     277,446,396     352,665,496      376,643,089
Units issued and transferred
   from other funding options..      2,173,223        2,473,309       9,693,114      11,954,872      13,918,805       18,319,755
Units redeemed and transferred
   to other funding options....    (5,999,145)      (7,429,875)    (32,789,420)    (36,423,297)    (36,772,138)     (42,297,348)
                                 -------------   --------------  --------------   -------------  --------------   --------------
Units end of year..............     31,633,117       35,459,039     229,881,665     252,977,971     329,812,163      352,665,496
                                 =============   ==============  ==============   =============  ==============   ==============

                                   BHFTII BRIGHTHOUSE/ARTISAN    BHFTII BRIGHTHOUSE/DIMENSIONAL    BHFTII BRIGHTHOUSE/WELLINGTON
                                          MID CAP VALUE            INTERNATIONAL SMALL COMPANY               BALANCED
                                           SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                                 ------------------------------  -------------------------------  ------------------------------
                                      2019            2018            2019             2018            2019            2018
                                 --------------   -------------   -------------   -------------   -------------   --------------

Units beginning of year........         398,727         473,217         350,947         315,726      53,548,074       58,824,155
Units issued and transferred
   from other funding options..           9,529             777          65,623          85,298       1,463,143        1,822,597
Units redeemed and transferred
   to other funding options....        (39,041)        (75,267)        (94,367)        (50,077)     (6,743,973)      (7,098,678)
                                 --------------   -------------   -------------   -------------   -------------   --------------
Units end of year..............         369,215         398,727         322,203         350,947      48,267,244       53,548,074
                                 ==============   =============   =============   =============   =============   ==============

                                  BHFTII BRIGHTHOUSE/WELLINGTON         BHFTII FRONTIER
                                    CORE EQUITY OPPORTUNITIES           MID CAP GROWTH              BHFTII JENNISON GROWTH
                                           SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  -----------------------------  ------------------------------
                                      2019            2018           2019             2018           2019            2018
                                 --------------   -------------  -------------   -------------  -------------   --------------

Units beginning of year........      39,171,051      45,507,098     37,053,486      41,185,332    188,452,697      208,309,436
Units issued and transferred
   from other funding options..       3,189,990       1,136,958      1,879,254       1,098,727      4,508,533        7,912,813
Units redeemed and transferred
   to other funding options....     (8,252,725)     (7,473,005)    (6,003,598)     (5,230,573)   (23,282,061)     (27,769,552)
                                 --------------   -------------  -------------   -------------  -------------   --------------
Units end of year..............      34,108,316      39,171,051     32,929,142      37,053,486    169,679,169      188,452,697
                                 ==============   =============  =============   =============  =============   ==============

(a) Commenced April 27, 2016 and began transactions in 2018.

                                     88

                                     89

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                      BHFTII LOOMIS SAYLES              BHFTII METLIFE                  BHFTII METLIFE
                                         SMALL CAP CORE              AGGREGATE BOND INDEX             MID CAP STOCK INDEX
                                           SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2019            2018           2019            2018           2019             2018
                                 --------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........         257,659         233,617     21,376,472      23,403,576      6,446,927       7,333,867
Units issued and transferred
   from other funding options..           9,249          54,599        931,525       1,332,627        709,988         517,833
Units redeemed and transferred
   to other funding options....        (22,155)        (30,557)    (3,312,883)     (3,359,731)    (1,656,560)     (1,404,773)
                                 --------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............         244,753         257,659     18,995,114      21,376,472      5,500,355       6,446,927
                                 ==============   =============  =============   =============  =============   =============

                                         BHFTII METLIFE                  BHFTII METLIFE
                                       MSCI EAFE(R) INDEX             RUSSELL 2000(R) INDEX       BHFTII METLIFE STOCK INDEX
                                           SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                 ------------------------------  ------------------------------  -----------------------------
                                      2019            2018            2019            2018           2019             2018
                                 --------------   -------------  --------------   -------------  -------------   -------------

Units beginning of year........      18,728,366      20,185,195      19,151,054      20,998,581    327,389,149     361,289,220
Units issued and transferred
   from other funding options..         858,465       1,313,852         880,721         978,269      8,047,059      11,100,433
Units redeemed and transferred
   to other funding options....     (2,503,499)     (2,770,681)     (2,915,695)     (2,825,796)   (41,644,892)    (45,000,504)
                                 --------------   -------------  --------------   -------------  -------------   -------------
Units end of year..............      17,083,332      18,728,366      17,116,080      19,151,054    293,791,316     327,389,149
                                 ==============   =============  ==============   =============  =============   =============

                                                                                                      BHFTII NEUBERGER
                                   BHFTII MFS(R) TOTAL RETURN         BHFTII MFS(R) VALUE              BERMAN GENESIS
                                           SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2019            2018           2019            2018           2019             2018
                                 --------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........     107,311,664     121,012,734     43,397,961      47,045,537     17,310,381      19,224,324
Units issued and transferred
   from other funding options..       4,452,217       4,968,717      1,990,745       4,693,249        788,103       1,027,219
Units redeemed and transferred
   to other funding options....    (17,328,618)    (18,669,787)    (7,436,511)     (8,340,825)    (3,097,426)     (2,941,162)
                                 --------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............      94,435,263     107,311,664     37,952,195      43,397,961     15,001,058      17,310,381
                                 ==============   =============  =============   =============  =============   =============

                                                                                                      BHFTII WESTERN ASSET
                                      BHFTII T. ROWE PRICE            BHFTII T. ROWE PRICE          MANAGEMENT STRATEGIC BOND
                                        LARGE CAP GROWTH                SMALL CAP GROWTH                  OPPORTUNITIES
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2019            2018            2019            2018            2019            2018
                                 --------------  --------------  --------------   -------------  --------------   -------------

Units beginning of year........      22,058,904      24,505,822      34,048,706      37,310,815      26,066,458      29,601,617
Units issued and transferred
   from other funding options..       1,268,683       2,483,754       1,609,815       2,388,575       2,448,308       1,597,314
Units redeemed and transferred
   to other funding options....     (3,492,020)     (4,930,672)     (5,237,562)     (5,650,684)     (5,583,813)     (5,132,473)
                                 --------------  --------------  --------------   -------------  --------------   -------------
Units end of year..............      19,835,567      22,058,904      30,420,959      34,048,706      22,930,953      26,066,458
                                 ==============  ==============  ==============   =============  ==============   =============

                                      BHFTII WESTERN ASSET           BNY MELLON SUSTAINABLE
                                   MANAGEMENT U.S. GOVERNMENT              U.S. EQUITY            DELAWARE VIP SMALL CAP VALUE
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2019            2018            2019            2018            2019            2018
                                 -------------   --------------  --------------   -------------  -------------   --------------

Units beginning of year........     39,125,839       44,189,926         251,679         246,933      2,189,895        2,506,672
Units issued and transferred
   from other funding options..      3,938,438        4,693,024           3,730          16,979         50,359           60,268
Units redeemed and transferred
   to other funding options....    (8,495,950)      (9,757,111)         (8,159)        (12,233)      (289,345)        (377,045)
                                 -------------   --------------  --------------   -------------  -------------   --------------
Units end of year..............     34,568,327       39,125,839         247,250         251,679      1,950,909        2,189,895
                                 =============   ==============  ==============   =============  =============   ==============

                                        DWS GOVERNMENT &                DWS SMALL MID CAP
                                      AGENCY SECURITIES VIP                 VALUE VIP              FIDELITY(R) VIP CONTRAFUND
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                     2019             2018            2019            2018           2019             2018
                                 -------------   --------------  --------------   -------------  -------------   --------------

Units beginning of year........      1,293,246        1,461,872       1,228,018       1,290,516     57,487,411       64,652,989
Units issued and transferred
   from other funding options..         90,799           86,023          98,527          54,577      5,031,908        2,438,277
Units redeemed and transferred
   to other funding options....      (375,055)        (254,649)       (217,476)       (117,075)   (12,530,518)      (9,603,855)
                                 -------------   --------------  --------------   -------------  -------------   --------------
Units end of year..............      1,008,990        1,293,246       1,109,069       1,228,018     49,988,801       57,487,411
                                 =============   ==============  ==============   =============  =============   ==============

                                  FIDELITY(R) VIP DYNAMIC CAPITAL
                                           APPRECIATION              FIDELITY(R) VIP EQUITY-INCOME   FIDELITY(R) VIP FREEDOM 2020
                                            SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
                                 --------------------------------  -------------------------------  -------------------------------
                                      2019             2018             2019             2018            2019             2018
                                 --------------   --------------   --------------   --------------  --------------   --------------

Units beginning of year........         628,126          699,361       38,772,632       42,812,375         198,054          161,933
Units issued and transferred
   from other funding options..          10,971           34,511        1,000,987          783,779         259,262           65,802
Units redeemed and transferred
   to other funding options....        (78,973)        (105,746)      (5,067,439)      (4,823,522)       (225,564)         (29,681)
                                 --------------   --------------   --------------   --------------  --------------   --------------
Units end of year..............         560,124          628,126       34,706,180       38,772,632         231,752          198,054
                                 ==============   ==============   ==============   ==============  ==============   ==============

                                   FIDELITY(R) VIP FREEDOM 2025     FIDELITY(R) VIP FREEDOM 2030    FIDELITY(R) VIP FREEDOM 2040
                                            SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                 -------------------------------  -------------------------------  -------------------------------
                                      2019             2018            2019             2018            2019             2018
                                 --------------   --------------  --------------   --------------  --------------   --------------

Units beginning of year........         482,273          160,567         286,413          249,380          61,131           43,802
Units issued and transferred
   from other funding options..         180,549          354,022         141,780           79,180          52,970           30,766
Units redeemed and transferred
   to other funding options....        (58,941)         (32,316)        (10,874)         (42,147)        (40,925)         (13,437)
                                 --------------   --------------  --------------   --------------  --------------   --------------
Units end of year..............         603,881          482,273         417,319          286,413          73,176           61,131
                                 ==============   ==============  ==============   ==============  ==============   ==============

(a) Commenced April 27, 2016 and began transactions in 2018.

                                     90

                                     91

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                  FIDELITY(R) VIP FREEDOM 2050    FIDELITY(R) VIP FUNDSMANAGER 60%    FIDELITY(R) VIP HIGH INCOME
                                           SUBACCOUNT                        SUBACCOUNT                       SUBACCOUNT
                                 -------------------------------  --------------------------------  ------------------------------
                                      2019             2018             2019             2018            2019             2018
                                 --------------   --------------   --------------   -------------   --------------   -------------

Units beginning of year........         140,023           38,641       42,848,800      44,882,793        4,644,052       5,206,840
Units issued and transferred
   from other funding options..          48,645          111,074           81,275          71,713          108,145         209,405
Units redeemed and transferred
   to other funding options....        (47,627)          (9,692)      (2,017,649)     (2,105,706)        (603,594)       (772,193)
                                 --------------   --------------   --------------   -------------   --------------   -------------
Units end of year..............         141,041          140,023       40,912,426      42,848,800        4,148,603       4,644,052
                                 ==============   ==============   ==============   =============   ==============   =============

                                                                                                           FTVIPT FRANKLIN
                                      FIDELITY(R) VIP MID CAP       FTVIPT FRANKLIN INCOME VIP            MUTUAL SHARES VIP
                                            SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                                 -------------------------------  -------------------------------  ------------------------------
                                      2019             2018            2019             2018            2019             2018
                                 --------------   --------------  --------------   --------------  --------------   -------------

Units beginning of year........      57,879,679       63,984,525       7,205,410        8,450,684       5,820,994       6,577,838
Units issued and transferred
   from other funding options..       3,899,175        4,615,647         353,280          508,932         121,886         166,788
Units redeemed and transferred
   to other funding options....     (9,391,096)     (10,720,493)     (1,198,369)      (1,754,206)       (877,332)       (923,632)
                                 --------------   --------------  --------------   --------------  --------------   -------------
Units end of year..............      52,387,758       57,879,679       6,360,321        7,205,410       5,065,548       5,820,994
                                 ==============   ==============  ==============   ==============  ==============   =============

                                          FTVIPT FRANKLIN                 FTVIPT FRANKLIN            FTVIPT TEMPLETON DEVELOPING
                                       RISING DIVIDENDS VIP          SMALL-MID CAP GROWTH VIP                MARKETS VIP
                                            SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                                 -------------------------------  -------------------------------  -------------------------------
                                      2019             2018            2019             2018            2019             2018
                                 --------------   --------------  --------------   --------------  --------------   --------------

Units beginning of year........       4,760,651        5,463,493       8,887,240       10,078,397       7,069,382        7,812,223
Units issued and transferred
   from other funding options..         109,592          318,820         403,975          320,839         512,004        1,300,090
Units redeemed and transferred
   to other funding options....       (751,162)      (1,021,662)     (1,407,529)      (1,511,996)     (1,370,634)      (2,042,931)
                                 --------------   --------------  --------------   --------------  --------------   --------------
Units end of year..............       4,119,081        4,760,651       7,883,686        8,887,240       6,210,752        7,069,382
                                 ==============   ==============  ==============   ==============  ==============   ==============

                                  FTVIPT TEMPLETON FOREIGN VIP        INVESCO V.I. COMSTOCK      INVESCO V.I. DIVERSIFIED DIVIDEND
                                           SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                                 ------------------------------  ------------------------------  ---------------------------------
                                     2019             2018           2019             2018            2019             2018
                                 -------------   --------------  -------------   --------------  --------------   --------------

Units beginning of year........     28,049,760       29,831,295      2,240,752        2,636,942         409,495          551,287
Units issued and transferred
   from other funding options..      3,733,248        2,766,594         67,794          184,661          59,805            5,755
Units redeemed and transferred
   to other funding options....    (6,477,272)      (4,548,129)      (302,103)        (580,851)       (100,085)        (147,547)
                                 -------------   --------------  -------------   --------------  --------------   --------------
Units end of year..............     25,305,736       28,049,760      2,006,443        2,240,752         369,215          409,495
                                 =============   ==============  =============   ==============  ==============   ==============

                                  INVESCO V.I. EQUITY AND INCOME   INVESCO V.I. GOVERNMENT SECURITIES
                                            SUBACCOUNT                         SUBACCOUNT
                                 --------------------------------  ----------------------------------
                                      2019              2018             2019              2018
                                 ---------------   --------------   --------------   ---------------

Units beginning of year........       17,005,128       19,267,979        4,822,600         5,816,467
Units issued and transferred
   from other funding options..        1,270,944          647,954          135,584           149,492
Units redeemed and transferred
   to other funding options....      (3,409,084)      (2,910,805)        (632,006)       (1,143,359)
                                 ---------------   --------------   --------------   ---------------
Units end of year..............       14,866,988       17,005,128        4,326,178         4,822,600
                                 ===============   ==============   ==============   ===============

                                  INVESCO V.I. MANAGED VOLATILITY     INVESCO V.I. S&P 500 INDEX
                                            SUBACCOUNT                        SUBACCOUNT
                                 --------------------------------  --------------------------------
                                       2019             2018             2019             2018
                                 ---------------   --------------  ---------------   --------------

Units beginning of year........          452,625          502,004        1,323,036          782,152
Units issued and transferred
   from other funding options..            4,875           21,997           64,682          595,055
Units redeemed and transferred
   to other funding options....         (88,889)         (71,376)         (76,928)         (54,171)
                                 ---------------   --------------  ---------------   --------------
Units end of year..............          368,611          452,625        1,310,790        1,323,036
                                 ===============   ==============  ===============   ==============

                                    JANUS HENDERSON ENTERPRISE      JANUS HENDERSON GLOBAL RESEARCH
                                            SUBACCOUNT                        SUBACCOUNT
                                 --------------------------------  --------------------------------
                                      2019              2018            2019             2018
                                 ---------------   --------------  --------------   ---------------

Units beginning of year........        5,565,999        6,515,151         318,483           313,454
Units issued and transferred
   from other funding options..        1,160,850          856,908          24,370            28,509
Units redeemed and transferred
   to other funding options....      (1,671,049)      (1,806,060)       (129,321)          (23,480)
                                 ---------------   --------------  --------------   ---------------
Units end of year..............        5,055,800        5,565,999         213,532           318,483
                                 ===============   ==============  ==============   ===============

                                                                  LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE
                                   JANUS HENDERSON OVERSEAS            AGGRESSIVE GROWTH                APPRECIATION
                                          SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                     2019            2018           2019             2018           2019            2018
                                 -------------   -------------  -------------   -------------  -------------   --------------

Units beginning of year........     17,322,943      18,998,239    119,153,039     134,149,456     84,781,289       96,572,458
Units issued and transferred
   from other funding options..      1,178,095       1,275,038      3,982,233       3,212,160      2,825,241        1,362,789
Units redeemed and transferred
   to other funding options....    (3,106,491)     (2,950,334)   (15,169,886)    (18,208,577)   (13,345,445)     (13,153,958)
                                 -------------   -------------  -------------   -------------  -------------   --------------
Units end of year..............     15,394,547      17,322,943    107,965,386     119,153,039     74,261,085       84,781,289
                                 =============   =============  =============   =============  =============   ==============

                                   LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE
                                        DIVIDEND STRATEGY              LARGE CAP GROWTH                 LARGE CAP VALUE
                                           SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                 -----------------------------  ------------------------------  ------------------------------
                                     2019             2018           2019            2018            2019            2018
                                 -------------   -------------  -------------   --------------  --------------  --------------

Units beginning of year........     36,497,382      41,985,161     30,132,940       34,020,176      40,390,179      45,833,043
Units issued and transferred
   from other funding options..      1,353,887       1,202,945      1,995,946        1,802,985       1,094,132       1,087,210
Units redeemed and transferred
   to other funding options....    (5,890,804)     (6,690,724)    (4,921,976)      (5,690,221)     (6,294,574)     (6,530,074)
                                 -------------   -------------  -------------   --------------  --------------  --------------
Units end of year..............     31,960,465      36,497,382     27,206,910       30,132,940      35,189,737      40,390,179
                                 =============   =============  =============   ==============  ==============  ==============

(a) Commenced April 27, 2016 and began transactions in 2018.

                                     92

                                     93

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                  LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE       LMPVET QS VARIABLE
                                            MID CAP                    SMALL CAP GROWTH             CONSERVATIVE GROWTH
                                          SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                 -----------------------------  -----------------------------  ----------------------------
                                     2019            2018            2019           2018           2019            2018
                                 -------------  --------------  -------------   -------------  -------------  -------------

Units beginning of year........      9,957,705      11,000,494     13,501,466      15,012,882     17,662,861     20,110,531
Units issued and transferred
   from other funding options..        443,942         227,746        885,736       1,197,162      1,675,150        283,144
Units redeemed and transferred
   to other funding options....    (1,650,706)     (1,270,535)    (2,195,769)     (2,708,578)    (3,163,312)    (2,730,814)
                                 -------------  --------------  -------------   -------------  -------------  -------------
Units end of year..............      8,750,941       9,957,705     12,191,433      13,501,466     16,174,699     17,662,861
                                 =============  ==============  =============   =============  =============  =============

                                                                     LMPVET QS VARIABLE
                                    LMPVET QS VARIABLE GROWTH          MODERATE GROWTH         LMPVIT WESTERN ASSET CORE PLUS
                                           SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                      2019            2018          2019            2018            2019            2018
                                 -------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........      9,281,538      10,586,246     13,338,146      14,659,035     22,876,891      25,751,135
Units issued and transferred
   from other funding options..         62,575          33,700        365,685         243,899      1,659,805       1,426,534
Units redeemed and transferred
   to other funding options....    (1,491,481)     (1,338,408)    (1,798,702)     (1,564,788)    (4,342,117)     (4,300,778)
                                 -------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............      7,852,632       9,281,538     11,905,129      13,338,146     20,194,579      22,876,891
                                 =============   =============  =============   =============  =============   =============

                                   LMPVIT WESTERN ASSET VARIABLE        MORGAN STANLEY VIF
                                      GLOBAL HIGH YIELD BOND                  GROWTH                 PIONEER VCT MID CAP VALUE
                                            SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 -------------------------------  ------------------------------  ------------------------------
                                      2019             2018           2019             2018            2019            2018
                                 --------------   --------------  -------------   --------------  -------------   --------------

Units beginning of year........       2,235,410        2,624,916      2,182,332        2,315,867      5,701,177        6,893,599
Units issued and transferred
   from other funding options..         428,910          106,074        540,050          126,550        428,889          509,520
Units redeemed and transferred
   to other funding options....       (915,382)        (495,580)      (570,530)        (260,085)    (1,131,452)      (1,701,942)
                                 --------------   --------------  -------------   --------------  -------------   --------------
Units end of year..............       1,748,938        2,235,410      2,151,852        2,182,332      4,998,614        5,701,177
                                 ==============   ==============  =============   ==============  =============   ==============

                                                                     TAP 1919 VARIABLE SOCIALLY
                                 PIONEER VCT REAL ESTATE SHARES          RESPONSIVE BALANCED
                                           SUBACCOUNT                        SUBACCOUNT
                                 -------------------------------  -------------------------------
                                      2019             2018            2019             2018
                                 --------------   --------------  --------------   --------------

Units beginning of year........       1,813,291        2,056,973       9,675,047       10,714,035
Units issued and transferred
   from other funding options..          24,547           72,320         403,334          461,137
Units redeemed and transferred
   to other funding options....       (310,679)        (316,002)     (1,074,703)      (1,500,125)
                                 --------------   --------------  --------------   --------------
Units end of year..............       1,527,159        1,813,291       9,003,678        9,675,047
                                 ==============   ==============  ==============   ==============

(a) Commenced April 27, 2016 and began transactions in 2018.

                                     94

                                     95

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the
Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, portfolio or series, for the respective stated periods in the five years ended December 31, 2019:

                                                      AS OF DECEMBER 31
                                          ----------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO        NET
                                              UNITS      HIGHEST ($)   ASSETS ($)
                                          ------------  ------------  ------------

  AB VPS Global Thematic Growth     2019       256,047   1.43 - 1.49       380,111
     Subaccount                     2018       278,855   1.12 - 1.17       324,535
                                    2017       336,154   1.27 - 1.32       442,332
                                    2016       402,397   0.95 - 0.99       395,223
                                    2015       433,718   0.98 - 1.01       437,107

  Alger Capital Appreciation        2019       444,716   3.90 - 5.29     2,250,040
     Subaccount                     2018       603,251   3.00 - 4.03     2,295,619
                                    2017       670,173   3.09 - 4.11     2,608,577
                                    2016       790,345   2.43 - 3.19     2,393,354
                                    2015       973,382   2.48 - 3.24     2,984,795

  American Funds(R) Bond            2019     1,949,572   1.74 - 1.95     3,653,595
     Subaccount                     2018     2,068,814   1.62 - 1.81     3,589,898
                                    2017     2,212,494   1.66 - 1.85     3,930,823
                                    2016     2,795,414   1.64 - 1.81     4,872,464
                                    2015     2,919,559   1.62 - 1.78     5,024,441

  American Funds(R) Global Growth   2019    25,237,179   2.99 - 4.72    99,071,222
     Subaccount                     2018    28,436,918   2.25 - 3.55    83,936,731
                                    2017    31,944,766   2.52 - 3.97   105,349,094
                                    2016    37,013,497   1.96 - 3.07    94,479,486
                                    2015    43,593,647   1.98 - 3.10   112,218,439

  American Funds(R) Global Small    2019       344,493   4.67 - 5.20     1,704,336
     Capitalization Subaccount      2018       387,312   3.62 - 4.01     1,480,364
                                    2017       427,393   4.12 - 4.55     1,857,993
                                    2016       495,691   3.34 - 3.66     1,744,804
                                    2015       620,815   3.33 - 3.64     2,173,442

  American Funds(R) Growth          2019    59,386,160   3.05 - 4.82   239,236,115
     Subaccount                     2018    67,992,892   2.19 - 3.75   212,857,911
                                    2017    78,146,962   2.26 - 3.82   249,883,935
                                    2016    89,755,181   1.81 - 3.03   227,525,831
                                    2015   103,574,782   1.70 - 2.82   244,016,695

  American Funds(R) Growth-Income   2019    55,387,632   2.39 - 3.78   185,010,766
     Subaccount                     2018    62,651,327   1.95 - 3.05   169,119,927
                                    2017    71,936,274   2.04 - 3.16   201,327,949
                                    2016    83,026,144   1.71 - 2.62   193,185,203
                                    2015    96,683,093   1.58 - 2.39   205,249,115

  BHFTI American Funds(R) Balanced  2019     2,354,487   1.76 - 1.98     4,461,889
     Allocation Subaccount          2018     2,850,779   1.49 - 1.66     4,544,878
                                    2017     3,197,904   1.58 - 1.74     5,335,264
                                    2016     3,745,363   1.37 - 1.50     5,393,633
                                    2015     3,593,345   1.29 - 1.39     4,828,342

                                                     FOR THE YEAR ENDED DECEMBER 31
                                          --------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                             INCOME          LOWEST TO          LOWEST TO
                                            RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                          -------------  ----------------  -----------------

  AB VPS Global Thematic Growth     2019      0.16         1.65 - 1.90         27.34 - 27.66
     Subaccount                     2018        --         1.65 - 1.90     (11.69) - (11.47)
                                    2017      0.28         1.65 - 1.90         33.74 - 34.07
                                    2016        --         1.65 - 1.90       (2.74) - (2.50)
                                    2015        --         1.65 - 1.90           0.72 - 0.97

  Alger Capital Appreciation        2019        --         1.55 - 2.55         29.85 - 31.15
     Subaccount                     2018        --         1.55 - 2.55       (2.89) - (1.91)
                                    2017        --         1.55 - 2.55         27.46 - 28.73
                                    2016        --         1.55 - 2.65       (2.40) - (1.32)
                                    2015        --         1.55 - 2.65           3.14 - 4.28

  American Funds(R) Bond            2019      2.56         1.40 - 1.90           7.30 - 7.84
     Subaccount                     2018      2.33         1.40 - 1.90       (2.59) - (2.10)
                                    2017      1.80         1.40 - 1.90           1.72 - 2.23
                                    2016      1.59         1.40 - 1.90           1.01 - 1.51
                                    2015      1.54         1.40 - 1.90       (1.61) - (1.12)

  American Funds(R) Global Growth   2019      1.09         0.30 - 2.60         31.81 - 34.87
     Subaccount                     2018      0.64         0.30 - 2.60      (11.39) - (9.32)
                                    2017      0.64         0.30 - 2.60         28.11 - 31.08
                                    2016      0.88         0.30 - 2.60         (1.96) - 0.32
                                    2015      0.97         0.30 - 2.60           4.19 - 6.62

  American Funds(R) Global Small    2019      0.15         1.40 - 1.90         29.04 - 29.69
     Capitalization Subaccount      2018      0.08         1.40 - 1.90     (12.24) - (11.80)
                                    2017      0.43         1.40 - 1.90         23.53 - 24.15
                                    2016      0.23         1.40 - 1.90           0.18 - 0.68
                                    2015        --         1.40 - 1.90       (1.62) - (1.13)

  American Funds(R) Growth          2019      0.73         0.30 - 2.65         27.35 - 30.38
     Subaccount                     2018      0.42         0.30 - 2.70       (2.92) - (0.55)
                                    2017      0.49         0.30 - 2.70         24.89 - 27.91
                                    2016      0.75         0.30 - 2.70           6.57 - 9.16
                                    2015      0.57         0.30 - 2.70           4.01 - 6.54

  American Funds(R) Growth-Income   2019      1.63         0.30 - 2.75         22.72 - 25.76
     Subaccount                     2018      1.35         0.30 - 2.75       (4.47) - (2.08)
                                    2017      1.35         0.30 - 2.75         19.07 - 22.02
                                    2016      1.42         0.30 - 2.75          8.50 - 11.19
                                    2015      1.24         0.30 - 2.75         (1.30) - 1.15

  BHFTI American Funds(R) Balanced  2019      1.82         0.30 - 1.30         17.98 - 19.17
     Allocation Subaccount          2018      1.47         0.30 - 1.30       (5.55) - (4.60)
                                    2017      1.62         0.30 - 1.30         15.35 - 16.51
                                    2016      1.75         0.30 - 1.30           6.42 - 7.49
                                    2015      1.31         0.30 - 1.30       (1.99) - (1.00)

                                     96

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                        AS OF DECEMBER 31
                                            ----------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO        NET
                                                UNITS      HIGHEST ($)   ASSETS ($)
                                            ------------  ------------  ------------

  BHFTI American Funds(R) Growth      2019     2,233,157   1.89 - 2.12     4,474,472
     Allocation Subaccount            2018     2,407,086   1.55 - 1.72     3,923,499
                                      2017     2,313,625   1.67 - 1.83     4,033,009
                                      2016     2,607,699   1.39 - 1.52     3,801,167
                                      2015     2,633,410   1.29 - 1.40     3,549,784

  BHFTI American Funds(R) Moderate    2019     1,782,426   1.63 - 1.83     3,027,510
     Allocation Subaccount            2018     1,941,182   1.42 - 1.58     2,864,026
                                      2017     1,823,610   1.49 - 1.64     2,810,362
                                      2016     2,077,029   1.34 - 1.46     2,886,201
                                      2015     2,284,599   1.27 - 1.37     2,991,070

  BHFTI BlackRock High Yield          2019    17,777,338  1.63 - 12.35    66,490,452
     Subaccount                       2018    19,929,617  1.46 - 10.85    65,236,418
                                      2017    22,585,394  1.55 - 11.27    76,481,645
                                      2016    26,278,741  1.47 - 10.55    82,544,588
                                      2015    30,089,681   1.33 - 9.34    82,643,530

  BHFTI Brighthouse Asset             2019    31,904,947   1.61 - 2.97    64,094,353
     Allocation 100 Subaccount        2018    33,697,527   1.29 - 2.39    53,716,383
                                      2017    36,940,221   1.47 - 2.72    66,232,305
                                      2016    39,362,500   1.23 - 2.26    58,009,540
                                      2015    43,198,777   1.16 - 2.13    59,108,391

  BHFTI Brighthouse Small Cap         2019    32,107,498   1.62 - 4.75    88,192,033
     Value Subaccount                 2018    36,633,177   1.30 - 3.75    79,425,122
                                      2017    41,057,702   1.57 - 4.48   107,003,100
                                      2016    47,810,812   1.44 - 4.07   112,211,997
                                      2015    54,080,595   1.13 - 3.15    97,811,772

  BHFTI Brighthouse/Aberdeen          2019    12,404,734   1.49 - 4.00    33,332,249
     Emerging Markets Equity          2018    14,408,374   1.12 - 3.33    32,510,432
     Subaccount                       2017    15,605,098   1.35 - 3.89    41,689,516
                                      2016    17,633,912   1.08 - 3.04    37,203,662
                                      2015    20,803,894   0.99 - 2.74    40,103,316

  BHFTI Brighthouse/Eaton Vance       2019     3,379,514   1.12 - 1.21     4,013,708
     Floating Rate Subaccount         2018     3,333,232   1.07 - 1.15     3,773,445
                                      2017     2,510,585   1.10 - 1.17     2,892,037
                                      2016     2,433,483   1.08 - 1.14     2,754,483
                                      2015     3,452,793   1.01 - 1.06     3,637,330

  BHFTI Brighthouse/Wellington Large  2019    15,103,692   2.03 - 3.76    38,524,903
     Cap Research Subaccount          2018    16,730,126   1.56 - 2.86    33,050,450
                                      2017    18,495,088   1.69 - 3.06    39,712,648
                                      2016    20,534,091   1.41 - 2.56    36,808,971
                                      2015    24,145,925   1.32 - 2.41    40,746,872

  BHFTI Clarion Global Real Estate    2019    32,063,792   1.23 - 3.48    50,458,985
     Subaccount                       2018    36,175,262   0.99 - 2.83    46,235,983
                                      2017    41,045,404   1.11 - 3.14    58,000,544
                                      2016    45,463,358   1.02 - 2.88    58,508,417
                                      2015    50,678,041   1.04 - 2.90    65,557,139

                                                       FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------

  BHFTI American Funds(R) Growth      2019      1.75         0.30 - 1.30         22.04 - 23.27
     Allocation Subaccount            2018      1.18         0.30 - 1.30       (6.99) - (6.05)
                                      2017      1.36         0.30 - 1.30         19.78 - 20.98
                                      2016      1.28         0.30 - 1.30           7.55 - 8.63
                                      2015      1.33         0.30 - 1.30       (2.04) - (1.05)

  BHFTI American Funds(R) Moderate    2019      1.99         0.30 - 1.30         14.66 - 15.81
     Allocation Subaccount            2018      1.69         0.30 - 1.30       (4.67) - (3.71)
                                      2017      1.92         0.30 - 1.30         11.51 - 12.63
                                      2016      1.88         0.30 - 1.30           5.63 - 6.69
                                      2015      1.52         0.30 - 1.30       (2.01) - (1.02)

  BHFTI BlackRock High Yield          2019      5.96         0.19 - 2.75         11.74 - 14.83
     Subaccount                       2018      5.07         0.19 - 2.75       (5.52) - (2.77)
                                      2017      5.55         0.19 - 2.75           4.84 - 7.86
                                      2016      6.72         0.19 - 2.75         10.89 - 14.05
                                      2015      7.95         0.19 - 2.75       (6.65) - (3.92)

  BHFTI Brighthouse Asset             2019      1.51         0.30 - 2.45         24.40 - 27.10
     Allocation 100 Subaccount        2018      1.03         0.30 - 2.45     (12.25) - (10.34)
                                      2017      1.23         0.30 - 2.45         19.97 - 22.57
                                      2016      2.25         0.30 - 2.45           6.34 - 8.65
                                      2015      1.28         0.30 - 2.45       (4.38) - (2.30)

  BHFTI Brighthouse Small Cap         2019      0.91         0.30 - 2.70         25.35 - 28.39
     Value Subaccount                 2018      1.05         0.30 - 2.70     (17.51) - (15.49)
                                      2017      0.92         0.30 - 2.70          8.73 - 11.37
                                      2016      1.07         0.30 - 2.70         27.76 - 30.86
                                      2015      0.11         0.30 - 2.70       (7.93) - (5.69)

  BHFTI Brighthouse/Aberdeen          2019      1.75         0.30 - 2.65         17.65 - 20.62
     Emerging Markets Equity          2018      2.72         0.30 - 2.70     (16.48) - (14.18)
     Subaccount                       2017      1.15         0.30 - 2.70         24.92 - 28.21
                                      2016      1.05         0.30 - 2.75          8.48 - 11.50
                                      2015      1.89         0.30 - 2.75     (16.15) - (13.92)

  BHFTI Brighthouse/Eaton Vance       2019      4.50         1.70 - 2.50           4.39 - 5.22
     Floating Rate Subaccount         2018      3.33         1.70 - 2.50       (2.18) - (1.39)
                                      2017      3.71         1.70 - 2.50           1.12 - 1.93
                                      2016      4.39         1.70 - 2.60           6.46 - 7.43
                                      2015      3.55         1.70 - 2.60       (3.38) - (2.51)

  BHFTI Brighthouse/Wellington Large  2019      1.01         0.30 - 2.75         28.26 - 31.44
     Cap Research Subaccount          2018      0.90         0.30 - 2.75       (8.85) - (6.57)
                                      2017      0.95         0.30 - 2.75         18.63 - 21.57
                                      2016      2.28         0.30 - 2.75           5.36 - 7.97
                                      2015      0.79         0.30 - 2.75           1.62 - 4.14

  BHFTI Clarion Global Real Estate    2019      3.29         0.30 - 2.60         21.61 - 24.72
     Subaccount                       2018      6.15         0.30 - 2.65      (11.00) - (8.63)
                                      2017      3.66         0.30 - 2.65          7.91 - 10.64
                                      2016      2.30         0.30 - 2.65         (1.71) - 0.85
                                      2015      4.00         0.30 - 2.65       (3.93) - (1.52)

                                     97

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    AS OF DECEMBER 31
                                        -----------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO        NET
                                            UNITS       HIGHEST ($)   ASSETS ($)
                                        ------------  -------------  ------------

  BHFTI Harris Oakmark            2019    20,273,169    1.71 - 3.18    47,641,821
     International Subaccount     2018    22,374,791    1.39 - 2.57    42,867,838
                                  2017    25,199,950    1.86 - 3.40    64,343,029
                                  2016    27,159,458    1.45 - 2.64    53,763,097
                                  2015    31,636,054    1.36 - 2.48    58,322,409

  BHFTI Invesco Comstock          2019    56,832,658    1.82 - 3.67   152,074,044
     Subaccount                   2018    63,737,613    1.50 - 2.95   138,849,069
                                  2017    72,375,071    1.75 - 3.38   182,616,256
                                  2016    83,913,220    1.52 - 2.88   182,714,519
                                  2015    97,875,599    1.33 - 2.47   184,751,261

  BHFTI Invesco Global Equity     2019   144,505,215    1.64 - 3.64   314,384,723
     Subaccount                   2018   160,664,481    1.28 - 2.81   268,404,523
                                  2017   177,903,929    1.51 - 3.29   345,629,105
                                  2016   199,205,510    1.13 - 2.45   285,997,810
                                  2015   223,372,532    1.16 - 2.48   323,609,477

  BHFTI Invesco Small Cap Growth  2019     3,593,417    2.58 - 4.74    12,738,892
     Subaccount                   2018     4,114,781    2.12 - 3.87    11,843,374
                                  2017     4,505,102    2.38 - 4.32    14,475,753
                                  2016     5,001,924    1.94 - 3.50    12,959,914
                                  2015     5,777,662    1.74 - 3.18    13,547,388

  BHFTI JPMorgan Small Cap Value  2019     3,563,421    1.92 - 2.57     8,476,557
     Subaccount                   2018     4,117,827    1.64 - 2.18     8,290,881
                                  2017     4,789,787    1.94 - 2.56    11,367,369
                                  2016     5,064,644    1.90 - 2.50    11,768,551
                                  2015     5,524,272    1.47 - 1.93     9,963,889

  BHFTI Loomis Sayles Global      2019    12,653,433   3.57 - 10.46   130,123,820
     Allocation Subaccount        2018    14,244,848    2.83 - 8.28   116,130,303
                                  2017    15,823,517    3.02 - 8.85   137,653,578
                                  2016    17,610,274    2.48 - 7.26   125,927,258
                                  2015    19,556,931    2.39 - 7.00   135,115,612

  BHFTI Loomis Sayles Growth      2019    45,285,728   1.32 - 16.40   454,235,912
     Subaccount                   2018    51,154,762   1.10 - 13.41   414,799,286
                                  2017    57,292,688   1.21 - 14.57   501,767,709
                                  2016    64,680,298   1.05 - 12.43   478,123,942
                                  2015    74,168,853   1.05 - 12.22   526,677,455

  BHFTI MetLife Multi-Index       2019         9,601  15.54 - 16.51       154,590
     Targeted Risk Subaccount     2018         7,608  12.91 - 13.36       101,299
                                  2017         6,753  14.07 - 14.48        96,752
                                  2016         9,395  12.32 - 12.61       117,266
                                  2015         2,641  11.94 - 12.15        31,905

  BHFTI MFS(R) Research           2019    25,096,575    1.42 - 2.66    50,063,291
     International Subaccount     2018    29,057,675    1.14 - 2.11    45,817,411
                                  2017    31,900,957    1.36 - 2.50    59,333,834
                                  2016    36,740,233    1.09 - 1.99    53,978,694
                                  2015    41,917,165    1.12 - 2.04    63,005,452

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------

  BHFTI Harris Oakmark            2019      2.42         0.30 - 2.60         21.63 - 24.46
     International Subaccount     2018      1.94         0.30 - 2.60     (25.70) - (23.96)
                                  2017      1.77         0.30 - 2.60         27.44 - 30.39
                                  2016      2.40         0.30 - 2.60           5.64 - 8.10
                                  2015      3.22         0.30 - 2.60       (6.77) - (4.60)

  BHFTI Invesco Comstock          2019      2.13         0.30 - 2.75         21.57 - 24.58
     Subaccount                   2018      0.64         0.30 - 2.75     (14.55) - (12.42)
                                  2017      2.26         0.30 - 2.75         14.83 - 17.67
                                  2016      2.55         0.30 - 2.75         14.12 - 16.95
                                  2015      2.89         0.30 - 2.75       (8.52) - (6.25)

  BHFTI Invesco Global Equity     2019      0.98         0.30 - 2.70         28.06 - 31.17
     Subaccount                   2018      1.17         0.30 - 2.70     (15.47) - (13.41)
                                  2017      1.05         0.30 - 2.70         33.10 - 36.32
                                  2016      1.11         0.30 - 2.70       (2.44) - (0.07)
                                  2015      1.11         0.30 - 2.70           1.17 - 3.62

  BHFTI Invesco Small Cap Growth  2019        --         0.30 - 2.60         21.22 - 24.26
     Subaccount                   2018        --         0.30 - 2.60      (11.40) - (9.05)
                                  2017        --         0.30 - 2.60         22.13 - 25.23
                                  2016        --         0.30 - 2.60          8.57 - 11.39
                                  2015      0.12         0.30 - 2.60       (4.23) - (1.72)

  BHFTI JPMorgan Small Cap Value  2019      1.39         0.30 - 2.60         16.46 - 19.17
     Subaccount                   2018      1.33         0.30 - 2.60     (15.99) - (14.02)
                                  2017      1.33         0.30 - 2.60           0.97 - 3.31
                                  2016      1.85         0.30 - 2.60         27.50 - 30.46
                                  2015      1.39         0.30 - 2.60       (9.63) - (7.53)

  BHFTI Loomis Sayles Global      2019      1.74         0.60 - 1.30         26.21 - 27.10
     Allocation Subaccount        2018      2.11         0.60 - 1.30       (6.43) - (5.77)
                                  2017      1.61         0.60 - 1.30         21.74 - 22.60
                                  2016      1.93         0.60 - 1.30           3.67 - 4.40
                                  2015      1.82         0.60 - 1.30           0.16 - 0.86

  BHFTI Loomis Sayles Growth      2019      1.05         0.30 - 2.60         20.42 - 23.46
     Subaccount                   2018      0.81         0.30 - 2.60       (9.45) - (7.09)
                                  2017      0.94         0.30 - 2.60         15.39 - 18.34
                                  2016      0.66         0.30 - 2.60           0.06 - 2.68
                                  2015      0.42         0.30 - 2.60       (6.47) - (4.10)

  BHFTI MetLife Multi-Index       2019      2.15         0.30 - 1.15         20.32 - 21.35
     Targeted Risk Subaccount     2018      1.71         0.60 - 1.15       (8.25) - (7.74)
                                  2017      1.48         0.60 - 1.15         14.23 - 14.85
                                  2016      1.09         0.60 - 1.15           3.17 - 3.74
                                  2015      1.72         0.60 - 1.15       (2.34) - (1.80)

  BHFTI MFS(R) Research           2019      1.35         0.30 - 2.65         24.96 - 27.93
     International Subaccount     2018      1.96         0.30 - 2.65     (16.26) - (14.25)
                                  2017      1.75         0.30 - 2.65         24.81 - 27.77
                                  2016      2.00         0.30 - 2.65       (3.47) - (1.17)
                                  2015      2.74         0.30 - 2.65       (4.34) - (2.07)

                                     98

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                     AS OF DECEMBER 31
                                        -------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                             UNITS      HIGHEST ($)     ASSETS ($)
                                        -------------  -------------  -------------

  BHFTI Morgan Stanley Discovery  2019      2,823,184    2.22 - 6.14      9,792,076
     Subaccount                   2018      3,496,322    1.61 - 4.46      8,695,925
                                  2017      4,084,676    1.49 - 4.11      9,509,065
                                  2016      4,381,117    1.08 - 2.99      7,516,054
                                  2015      5,073,086    1.21 - 3.32      9,645,446

  BHFTI PIMCO Inflation           2019     27,065,624    1.15 - 1.64     38,613,564
     Protected Bond Subaccount    2018     30,239,957    1.09 - 1.51     40,399,388
                                  2017     32,003,367    1.15 - 1.56     44,339,886
                                  2016     35,307,807    1.14 - 1.52     48,063,859
                                  2015     39,426,607    1.11 - 1.47     51,884,514

  BHFTI PIMCO Total Return        2019     78,582,880    1.34 - 2.35    135,396,335
     Subaccount                   2018     89,062,869    1.27 - 2.18    144,076,290
                                  2017     98,723,354    1.30 - 2.20    163,277,023
                                  2016    108,989,879    1.28 - 2.11    175,865,002
                                  2015    125,500,853    1.28 - 2.07    200,669,344

  BHFTI Schroders Global          2019          5,741  14.38 - 15.22         85,566
     Multi-Asset Subaccount       2018          3,736  11.97 - 12.57         46,120
     (Commenced 4/27/2016 and
     began transactions in 2018)

  BHFTI SSGA Growth and           2019     53,069,377           1.88     99,668,070
     Income ETF Subaccount        2018     58,083,774           1.59     92,348,751
                                  2017     64,046,553           1.72    110,308,883
                                  2016     69,381,250           1.51    104,433,234
                                  2015     75,897,851           1.44    109,354,013

  BHFTI SSGA Growth ETF           2019     72,169,512           1.92    138,723,949
     Subaccount                   2018     77,737,637           1.59    123,572,685
                                  2017     84,156,265           1.76    148,452,972
                                  2016     91,144,360           1.49    136,076,571
                                  2015     98,530,509           1.41    139,366,676

  BHFTI T. Rowe Price Large Cap   2019    133,926,038   1.36 - 12.38    333,726,536
     Value Subaccount             2018    149,819,774    1.36 - 9.88    299,862,560
                                  2017    167,544,150   1.63 - 10.98    375,860,857
                                  2016    188,277,959    1.36 - 9.48    366,994,258
                                  2015    215,108,437    1.27 - 8.25    366,982,709

  BHFTI T. Rowe Price Mid Cap     2019        441,042    2.30 - 4.44      1,619,265
     Growth Subaccount            2018        454,756    1.80 - 3.44      1,275,411
                                  2017        515,398    1.89 - 3.57      1,483,222
                                  2016        559,197    1.55 - 2.91      1,310,449
                                  2015        890,955    1.50 - 2.78      1,870,191

  BHFTI Victory Sycamore Mid      2019     16,842,655    1.55 - 3.46     32,723,668
     Cap Value Subaccount         2018     19,084,211    1.24 - 2.72     29,300,344
                                  2017     21,415,273    1.41 - 3.08     37,197,594
                                  2016     25,100,728    1.32 - 2.86     40,718,448
                                  2015     27,773,801    1.17 - 2.52     39,601,373

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------

  BHFTI Morgan Stanley Discovery  2019        --          0.30 - 2.60        36.53 - 39.71
     Subaccount                   2018        --          0.30 - 2.60          7.31 - 9.82
                                  2017      0.27          0.30 - 2.60        36.33 - 39.49
                                  2016        --          0.30 - 2.60     (10.81) - (8.73)
                                  2015        --          0.30 - 2.60      (7.46) - (5.31)

  BHFTI PIMCO Inflation           2019      3.63          0.30 - 2.75          5.49 - 8.16
     Protected Bond Subaccount    2018      1.80          0.30 - 2.75      (4.93) - (2.42)
                                  2017      1.77          0.30 - 2.75          0.82 - 3.50
                                  2016        --          0.30 - 2.75          2.29 - 4.85
                                  2015      5.06          0.30 - 2.75      (5.60) - (3.20)

  BHFTI PIMCO Total Return        2019      2.88          0.30 - 2.70          5.57 - 8.14
     Subaccount                   2018      1.36          0.30 - 2.70      (2.90) - (0.53)
                                  2017      1.76          0.30 - 2.70          1.72 - 4.19
                                  2016      2.58          0.30 - 2.75        (0.17) - 2.30
                                  2015      5.27          0.30 - 2.75      (2.71) - (0.29)

  BHFTI Schroders Global          2019      1.27          0.30 - 1.15        20.10 - 21.13
     Multi-Asset Subaccount       2018      1.33          0.30 - 1.15      (6.39) - (5.85)
     (Commenced 4/27/2016 and
     began transactions in 2018)

  BHFTI SSGA Growth and           2019      2.33                 1.25                18.12
     Income ETF Subaccount        2018      2.33                 1.25               (7.69)
                                  2017      2.43                 1.25                14.42
                                  2016      2.34                 1.25                 4.47
                                  2015      2.30                 1.25               (3.18)

  BHFTI SSGA Growth ETF           2019      1.96                 1.25                20.92
     Subaccount                   2018      2.03                 1.25               (9.89)
                                  2017      2.09                 1.25                18.15
                                  2016      2.15                 1.25                 5.55
                                  2015      2.01                 1.25               (3.52)

  BHFTI T. Rowe Price Large Cap   2019      2.12          0.30 - 2.70         0.00 - 26.24
     Value Subaccount             2018      1.83          0.30 - 2.70       (11.59) - 0.00
                                  2017      2.06          0.30 - 2.70        13.84 - 16.72
                                  2016      2.85          0.30 - 2.75         0.00 - 15.71
                                  2015      1.60          0.30 - 2.75      (6.15) - (3.77)

  BHFTI T. Rowe Price Mid Cap     2019      0.03          1.55 - 2.65        27.64 - 29.05
     Growth Subaccount            2018        --          1.55 - 2.65      (4.76) - (3.70)
                                  2017        --          1.55 - 2.65        21.49 - 22.83
                                  2016        --          1.55 - 2.65          3.44 - 4.58
                                  2015        --          1.55 - 2.65          3.88 - 5.03

  BHFTI Victory Sycamore Mid      2019      1.13          0.30 - 2.65        25.61 - 28.60
     Cap Value Subaccount         2018      0.60          0.30 - 2.65    (12.51) - (10.42)
                                  2017      0.97          0.30 - 2.65          6.62 - 9.15
                                  2016      0.68          0.30 - 2.65        12.48 - 15.16
                                  2015      0.52          0.30 - 2.70     (11.41) - (9.25)

                                     99

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                     AS OF DECEMBER 31
                                        -----------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO        NET
                                            UNITS       HIGHEST ($)   ASSETS ($)
                                        ------------  -------------  ------------

  BHFTII BlackRock Bond Income    2019    65,840,601    1.13 - 2.47   105,679,169
     Subaccount                   2018    71,016,285    1.06 - 2.28   105,252,233
                                  2017    80,540,234    1.10 - 2.31   121,551,846
                                  2016    89,821,850    1.08 - 2.25   132,434,541
                                  2015   101,411,127    1.08 - 2.21   147,353,917

  BHFTII BlackRock Capital        2019    61,999,647    1.82 - 8.88   201,388,951
     Appreciation Subaccount      2018    70,400,985    1.39 - 6.77   172,931,439
                                  2017    80,040,866    1.38 - 6.69   191,718,105
                                  2016    90,233,992    1.04 - 5.06   162,582,117
                                  2015   102,258,198    1.06 - 5.12   186,416,345

  BHFTII BlackRock Ultra-Short    2019   151,309,257    0.80 - 2.30   169,913,120
     Term Bond Subaccount         2018   151,783,168    0.81 - 2.28   169,166,349
                                  2017   163,187,513    0.81 - 2.27   181,229,925
                                  2016   191,490,336    0.83 - 2.28   213,922,334
                                  2015   207,458,223    0.85 - 2.31   234,598,971

  BHFTII Brighthouse Asset        2019     9,547,604    1.33 - 1.81    14,585,014
     Allocation 20 Subaccount     2018    10,769,566    1.22 - 1.63    14,978,712
                                  2017    12,549,984    1.29 - 1.68    18,176,787
                                  2016    14,708,245    1.23 - 1.57    20,218,985
                                  2015    17,745,651    1.21 - 1.51    23,643,801

  BHFTII Brighthouse Asset        2019    31,633,117    1.42 - 1.98    53,322,086
     Allocation 40 Subaccount     2018    35,459,039    1.26 - 1.72    52,552,153
                                  2017    40,415,605    1.36 - 1.80    63,546,568
                                  2016    47,542,265    1.26 - 1.63    68,509,133
                                  2015    54,365,636    1.22 - 1.54    74,878,498

  BHFTII Brighthouse Asset        2019   229,881,665    1.45 - 2.11   409,035,369
     Allocation 60 Subaccount     2018   252,977,971    1.25 - 1.78   382,433,316
                                  2017   277,446,396    1.37 - 1.90   453,115,632
                                  2016   313,013,101    1.23 - 1.66   452,209,477
                                  2015   351,132,615    1.18 - 1.55   480,001,704

  BHFTII Brighthouse Asset        2019   329,812,163    1.50 - 2.23   597,822,346
     Allocation 80 Subaccount     2018   352,665,496    1.25 - 1.81   526,419,487
                                  2017   376,643,089    1.40 - 1.98   622,556,295
                                  2016   406,853,909    1.21 - 1.66   574,285,819
                                  2015   438,830,497    1.15 - 1.55   582,539,493

  BHFTII Brighthouse/Artisan      2019       369,215    3.76 - 4.23     1,479,094
     Mid Cap Value Subaccount     2018       398,727    3.11 - 3.47     1,320,037
                                  2017       473,217    3.67 - 4.07     1,833,989
                                  2016       487,877    3.33 - 3.67     1,708,962
                                  2015       516,603    2.77 - 3.03     1,498,283

  BHFTII Brighthouse/Dimensional  2019       322,203    2.25 - 2.47       766,342
     International Small Company  2018       350,947    1.88 - 2.04       692,783
     Subaccount                   2017       315,726    2.43 - 2.61       802,655
                                  2016       273,940    1.91 - 2.04       543,802
                                  2015       749,110    1.85 - 1.96     1,434,554

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------

  BHFTII BlackRock Bond Income    2019      3.67         0.30 - 2.75           6.69 - 9.50
     Subaccount                   2018      3.33         0.30 - 2.75       (3.23) - (0.66)
                                  2017      3.06         0.30 - 2.75           1.14 - 3.79
                                  2016      3.12         0.30 - 2.75           0.18 - 2.81
                                  2015      3.73         0.30 - 2.75         (2.28) - 0.29

  BHFTII BlackRock Capital        2019      0.21         0.30 - 2.60         29.39 - 32.45
     Appreciation Subaccount      2018      0.12         0.30 - 2.65         (0.28) - 2.12
                                  2017      0.10         0.30 - 2.65         30.31 - 33.53
                                  2016        --         0.30 - 2.65       (2.62) - (0.21)
                                  2015        --         0.30 - 2.65           3.38 - 5.96

  BHFTII BlackRock Ultra-Short    2019      1.73         0.30 - 2.70         (0.79) - 1.82
     Term Bond Subaccount         2018      0.98         0.30 - 2.75         (1.12) - 1.50
                                  2017      0.30         0.30 - 2.75         (1.99) - 0.59
                                  2016      0.05         0.30 - 2.75         (2.51) - 0.05
                                  2015        --         0.30 - 2.75       (2.71) - (0.30)

  BHFTII Brighthouse Asset        2019      2.15         0.30 - 2.50          8.98 - 11.40
     Allocation 20 Subaccount     2018      2.17         0.30 - 2.50       (5.03) - (2.90)
                                  2017      2.10         0.30 - 2.50           4.30 - 6.61
                                  2016      3.19         0.30 - 2.50           1.95 - 4.22
                                  2015      2.09         0.30 - 2.50       (3.04) - (0.88)

  BHFTII Brighthouse Asset        2019      2.20         0.30 - 2.60         12.63 - 15.25
     Allocation 40 Subaccount     2018      2.01         0.30 - 2.60       (6.87) - (4.69)
                                  2017      2.02         0.30 - 2.55          7.86 - 10.31
                                  2016      3.55         0.30 - 2.55           3.42 - 5.77
                                  2015      0.27         0.30 - 2.55       (3.56) - (1.37)

  BHFTII Brighthouse Asset        2019      1.94         0.30 - 2.85         16.07 - 19.07
     Allocation 60 Subaccount     2018      1.64         0.30 - 2.85       (8.78) - (6.41)
                                  2017      1.74         0.30 - 2.85         11.52 - 14.39
                                  2016      3.14         0.30 - 2.85           4.10 - 6.78
                                  2015      0.54         0.30 - 2.85       (4.04) - (1.56)

  BHFTII Brighthouse Asset        2019      1.75         0.30 - 2.90         20.19 - 23.36
     Allocation 80 Subaccount     2018      1.30         0.30 - 2.90      (10.75) - (8.39)
                                  2017      1.54         0.30 - 2.90         15.77 - 18.80
                                  2016      2.94         0.30 - 2.90           5.05 - 7.82
                                  2015      0.33         0.30 - 2.90       (4.51) - (1.99)

  BHFTII Brighthouse/Artisan      2019      0.51         1.40 - 2.10         20.87 - 21.72
     Mid Cap Value Subaccount     2018      0.39         1.40 - 2.10     (15.23) - (14.63)
                                  2017      0.49         1.40 - 2.10         10.21 - 10.98
                                  2016      0.87         1.40 - 2.10         20.10 - 20.95
                                  2015      0.94         1.40 - 2.10     (11.54) - (10.92)

  BHFTII Brighthouse/Dimensional  2019      1.02         1.70 - 2.50         20.00 - 20.96
     International Small Company  2018      2.35         1.70 - 2.50     (22.54) - (21.91)
     Subaccount                   2017      1.67         1.70 - 2.50         27.24 - 28.25
                                  2016      2.61         1.70 - 2.50           3.21 - 4.04
                                  2015      1.68         1.70 - 2.50           3.14 - 3.97

                                     100

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                         AS OF DECEMBER 31
                                            -----------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO        NET
                                                UNITS       HIGHEST ($)   ASSETS ($)
                                            ------------  -------------  ------------

  BHFTII Brighthouse/Wellington       2019    48,267,244    1.86 - 5.12   226,374,860
     Balanced Subaccount              2018    53,548,074    1.56 - 4.22   207,016,147
                                      2017    58,824,155    1.66 - 4.44   239,161,037
                                      2016    64,591,245    1.49 - 3.90   230,965,585
                                      2015    72,571,267    1.43 - 3.69   244,860,534

  BHFTII Brighthouse/Wellington Core  2019    34,108,316   2.09 - 87.94   114,009,727
     Equity Opportunities Subaccount  2018    39,171,051   1.64 - 67.95   102,413,865
                                      2017    45,507,098   1.67 - 68.81   120,932,383
                                      2016    52,226,552   1.43 - 58.47   118,746,402
                                      2015    44,358,088    1.35 - 2.26    80,800,707

  BHFTII Frontier Mid Cap Growth      2019    32,929,142    1.37 - 3.82    75,545,157
     Subaccount                       2018    37,053,486    1.05 - 2.89    64,833,991
                                      2017    41,185,332    1.13 - 3.13    77,610,257
                                      2016    46,769,889    0.92 - 2.54    71,558,936
                                      2015    53,062,687    0.89 - 2.46    78,853,375

  BHFTII Jennison Growth              2019   169,679,169    1.64 - 4.53   429,253,466
     Subaccount                       2018   188,452,697    1.26 - 3.47   363,480,340
                                      2017   208,309,436    1.27 - 3.51   405,643,359
                                      2016   230,334,406    0.94 - 2.60   330,843,366
                                      2015   255,430,902    0.96 - 2.64   370,985,158

  BHFTII Loomis Sayles Small          2019       244,753    5.92 - 7.27     1,638,105
     Cap Core Subaccount              2018       257,659    4.85 - 5.90     1,406,195
                                      2017       233,617    5.60 - 6.77     1,468,973
                                      2016       125,626    5.00 - 5.99       695,462
                                      2015       133,839    4.31 - 5.12       637,286

  BHFTII MetLife Aggregate            2019    18,995,114    1.48 - 2.78    49,551,346
     Bond Index Subaccount            2018    21,376,472    1.38 - 2.59    51,926,708
                                      2017    23,403,576    1.40 - 2.63    57,551,248
                                      2016    25,927,617    1.37 - 2.58    62,459,481
                                      2015    28,582,132    1.36 - 2.55    68,017,985

  BHFTII MetLife Mid Cap              2019     5,500,355   2.60 - 46.71    16,820,113
     Stock Index Subaccount           2018     6,446,927   2.09 - 37.32    15,350,273
                                      2017     7,333,867   2.39 - 42.33    19,314,230
                                      2016     7,950,996   2.09 - 36.72    17,822,009
                                      2015     8,349,197   1.75 - 30.67    15,269,454

  BHFTII MetLife MSCI EAFE(R)         2019    17,083,332    1.23 - 3.01    45,870,914
     Index Subaccount                 2018    18,728,366    1.02 - 2.50    41,661,089
                                      2017    20,185,195    1.21 - 2.94    52,579,273
                                      2016    22,174,074    0.98 - 2.39    46,547,113
                                      2015    24,065,038    0.99 - 2.38    50,132,009

  BHFTII MetLife Russell 2000(R)      2019    17,116,080    2.77 - 6.46    99,890,207
     Index Subaccount                 2018    19,151,054    2.24 - 5.20    89,981,408
                                      2017    20,998,581    2.56 - 5.92   112,322,154
                                      2016    23,491,682    2.27 - 5.23   110,619,177
                                      2015    25,834,307    1.90 - 4.36   101,108,420

                                                      FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------

  BHFTII Brighthouse/Wellington       2019      2.20         0.30 - 2.65         19.51 - 22.62
     Balanced Subaccount              2018      1.76         0.30 - 2.65       (6.53) - (4.05)
                                      2017      1.91         0.30 - 2.65         11.86 - 14.80
                                      2016      2.75         0.30 - 2.65           3.95 - 6.67
                                      2015      1.96         0.30 - 2.65         (0.38) - 2.27

  BHFTII Brighthouse/Wellington Core  2019      1.50         0.30 - 2.65         27.23 - 30.55
     Equity Opportunities Subaccount  2018      1.63         0.30 - 2.65       (2.97) - (0.39)
                                      2017      1.45         0.30 - 2.65         15.71 - 18.71
                                      2016      1.72         0.30 - 2.65           0.53 - 7.02
                                      2015      1.62         0.30 - 2.65         (0.53) - 2.09

  BHFTII Frontier Mid Cap Growth      2019        --         0.30 - 2.70         29.36 - 32.61
     Subaccount                       2018        --         0.30 - 2.70       (8.38) - (6.05)
                                      2017        --         0.30 - 2.70         21.68 - 24.76
                                      2016        --         0.30 - 2.70           2.41 - 4.98
                                      2015        --         0.30 - 2.70         (0.08) - 2.47

  BHFTII Jennison Growth              2019      0.42         0.30 - 2.70         28.97 - 32.43
     Subaccount                       2018      0.32         0.30 - 2.70         (2.57) - 0.05
                                      2017      0.28         0.30 - 2.70         33.35 - 36.91
                                      2016      0.26         0.30 - 2.70       (3.86) - (0.13)
                                      2015      0.24         0.30 - 2.70          7.59 - 10.45

  BHFTII Loomis Sayles Small          2019        --         1.70 - 2.50         22.14 - 23.12
     Cap Core Subaccount              2018        --         1.70 - 2.50     (13.50) - (12.80)
                                      2017      0.05         1.70 - 2.50         12.13 - 13.03
                                      2016      0.06         1.70 - 2.50         16.04 - 16.97
                                      2015        --         1.70 - 2.50       (4.17) - (3.40)

  BHFTII MetLife Aggregate            2019      3.19         0.30 - 1.30           7.23 - 8.31
     Bond Index Subaccount            2018      3.03         0.30 - 1.30       (1.47) - (0.48)
                                      2017      2.92         0.30 - 1.30           1.93 - 2.95
                                      2016      2.77         0.30 - 1.30           1.03 - 2.04
                                      2015      2.91         0.30 - 1.30       (1.04) - (0.05)

  BHFTII MetLife Mid Cap              2019      1.35         0.30 - 1.25         24.10 - 25.16
     Stock Index Subaccount           2018      1.23         0.30 - 1.25     (12.58) - (11.83)
                                      2017      1.34         0.30 - 1.25         14.28 - 15.26
                                      2016      1.27         0.30 - 1.25         18.71 - 19.72
                                      2015      1.16         0.30 - 1.25       (3.79) - (2.97)

  BHFTII MetLife MSCI EAFE(R)         2019      2.69         0.30 - 1.60         20.00 - 21.57
     Index Subaccount                 2018      3.02         0.30 - 1.60     (15.29) - (14.17)
                                      2017      2.69         0.30 - 1.60         22.93 - 24.53
                                      2016      2.63         0.30 - 1.60         (0.27) - 1.04
                                      2015      3.23         0.30 - 1.60       (2.66) - (1.39)

  BHFTII MetLife Russell 2000(R)      2019      1.19         0.30 - 1.65         23.57 - 25.24
     Index Subaccount                 2018      1.12         0.30 - 1.65     (12.44) - (11.24)
                                      2017      1.21         0.30 - 1.65         12.80 - 14.33
                                      2016      1.38         0.30 - 1.65         19.30 - 20.92
                                      2015      1.21         0.30 - 1.65       (5.84) - (4.56)

                                     101

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    AS OF DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                       -----------------------------------------  --------------------------------------------------
                                                       UNIT VALUE                 INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                        LOWEST TO        NET         INCOME          LOWEST TO          LOWEST TO
                                           UNITS       HIGHEST ($)   ASSETS ($)     RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       ------------  -------------  ------------  -------------  ----------------  -----------------

  BHFTII MetLife Stock Index     2019   293,791,316   1.92 - 59.26   876,394,842      2.12         0.28 - 3.50         26.52 - 30.78
     Subaccount                  2018   327,389,149   1.57 - 45.64   755,196,430      1.78         0.28 - 3.50       (7.99) - (4.87)
                                 2017   361,289,220   1.64 - 48.32   884,599,164      1.75         0.28 - 3.50         17.25 - 21.20
                                 2016   399,744,544   1.40 - 40.16   818,490,354      1.98         0.28 - 3.50          7.70 - 11.36
                                 2015   444,545,333   1.29 - 36.32   825,958,902      1.72         0.28 - 3.50         (2.41) - 0.88

  BHFTII MFS(R) Total Return     2019    94,435,263    1.43 - 5.15   288,485,569      2.19         0.30 - 2.75         16.81 - 19.77
     Subaccount                  2018   107,311,664    1.22 - 4.34   277,060,117      2.13         0.30 - 2.75       (8.38) - (6.04)
                                 2017   121,012,734    1.33 - 4.66   336,697,082      2.35         0.30 - 2.75          9.13 - 11.89
                                 2016   138,074,749    1.22 - 4.20   347,116,215      2.73         0.30 - 2.75           5.97 - 8.65
                                 2015   157,676,884    1.15 - 3.90   367,197,782      2.42         0.30 - 2.75       (3.10) - (0.65)

  BHFTII MFS(R) Value            2019    37,952,195    1.73 - 3.76   117,774,514      1.89         0.30 - 2.65         26.51 - 29.74
     Subaccount                  2018    43,397,961    1.36 - 2.90   105,118,219      1.48         0.30 - 2.65     (12.56) - (10.32)
                                 2017    47,045,537    1.56 - 3.26   128,018,025      2.01         0.30 - 2.65         14.57 - 17.65
                                 2016    54,400,150    1.36 - 2.83   126,985,750      2.24         0.30 - 2.75         11.00 - 14.05
                                 2015    61,186,657    1.22 - 2.53   126,858,359      2.66         0.30 - 2.75       (3.07) - (0.45)

  BHFTII Neuberger Berman        2019    15,001,058    1.83 - 5.88    54,842,256      0.20         0.30 - 2.65         26.02 - 29.29
     Genesis Subaccount          2018    17,310,381    1.44 - 4.56    49,617,508      0.31         0.30 - 2.65       (9.43) - (6.98)
                                 2017    19,224,324    1.58 - 4.92    59,769,456      0.38         0.30 - 2.65         12.48 - 15.41
                                 2016    22,363,400    1.40 - 4.28    61,097,301      0.43         0.30 - 2.65         15.30 - 18.33
                                 2015    25,655,787    1.20 - 3.63    59,714,866      0.38         0.30 - 2.65         (2.25) - 0.28

  BHFTII T. Rowe Price Large     2019    19,835,567    2.58 - 5.37    65,039,439      0.20         0.30 - 2.65         27.24 - 30.20
     Cap Growth Subaccount       2018    22,058,904    2.03 - 4.12    55,949,934      0.22         0.30 - 2.65       (3.71) - (1.45)
                                 2017    24,505,822    2.11 - 4.18    63,630,978      0.10         0.30 - 2.65         30.06 - 33.08
                                 2016    26,687,817    1.62 - 3.14    52,673,898        --         0.30 - 2.65         (1.07) - 1.23
                                 2015    29,861,303    1.64 - 3.11    58,885,774      0.01         0.30 - 2.65          7.68 - 10.18

  BHFTII T. Rowe Price Small     2019    30,420,959    2.55 - 5.93   116,605,680        --         0.30 - 2.65         29.36 - 32.44
     Cap Growth Subaccount       2018    34,048,706    1.97 - 4.49    99,301,511        --         0.30 - 2.65       (9.23) - (7.06)
                                 2017    37,310,815    2.17 - 4.84   118,103,918      0.07         0.30 - 2.65         19.34 - 22.17
                                 2016    41,499,662    1.82 - 3.98   108,651,167      0.03         0.30 - 2.65          8.57 - 11.15
                                 2015    46,060,640    1.68 - 3.59   109,539,493        --         0.30 - 2.65         (0.22) - 2.16

  BHFTII Western Asset           2019    22,930,953   1.38 - 49.42   130,550,552      4.83         0.30 - 2.75         11.20 - 14.14
     Management Strategic Bond   2018    26,066,458   1.24 - 43.29   133,489,367      5.34         0.30 - 2.75       (6.54) - (4.09)
     Opportunities Subaccount    2017    29,601,617   1.32 - 45.14   161,437,591      3.86         0.30 - 2.75           5.06 - 7.90
                                 2016    32,467,046   1.25 - 41.83   170,890,372      2.14         0.30 - 2.75           3.17 - 7.29
                                 2015    19,595,073    1.18 - 2.94    32,316,442      4.93         1.17 - 2.60       (4.52) - (2.86)

  BHFTII Western Asset           2019    34,568,327    1.06 - 2.71    57,126,008      2.73         0.15 - 2.45           3.46 - 5.87
     Management U.S. Government  2018    39,125,839    1.02 - 2.59    61,098,385      2.32         0.15 - 2.45         (1.49) - 0.82
     Subaccount                  2017    44,189,926    1.04 - 2.59    68,510,028      2.66         0.15 - 2.45         (0.53) - 1.78
                                 2016    49,146,509    1.04 - 2.57    75,272,260      2.62         0.15 - 2.45         (1.17) - 1.13
                                 2015    53,614,394    1.05 - 2.57    82,426,356      2.32         0.15 - 2.45         (1.86) - 0.42

  BNY Mellon Sustainable U.S.    2019       247,250    2.57 - 3.01       682,990      1.26         1.55 - 2.50         30.70 - 31.95
     Equity Subaccount           2018       251,679    1.73 - 2.28       529,454      1.47         1.55 - 2.65       (7.15) - (6.11)
                                 2017       246,933    1.86 - 2.43       553,728      0.92         1.55 - 2.65         12.04 - 13.28
                                 2016       252,898    1.66 - 2.14       503,431      1.02         1.55 - 2.65           7.20 - 8.38
                                 2015       253,443    1.55 - 1.98       467,910      0.83         1.55 - 2.65       (5.94) - (4.90)

                                     102

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                     AS OF DECEMBER 31
                                         -----------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO         NET
                                             UNITS      HIGHEST ($)    ASSETS ($)
                                         ------------  -------------  ------------

  Delaware VIP Small Cap Value     2019     1,950,909    3.85 - 6.87     9,419,075
     Subaccount                    2018     2,189,895    3.02 - 5.40     8,251,064
                                   2017     2,506,672    3.63 - 6.52    11,407,245
                                   2016     2,764,340    3.25 - 5.85    11,287,261
                                   2015     2,998,177    2.48 - 4.48     9,400,488

  DWS Government & Agency          2019     1,008,990    1.08 - 1.30     1,233,879
     Securities VIP Subaccount     2018     1,293,246    1.05 - 1.24     1,505,979
                                   2017     1,461,872    1.07 - 1.26     1,729,536
                                   2016     1,896,941    1.09 - 1.26     2,265,390
                                   2015     2,061,094    1.11 - 1.27     2,487,768

  DWS Small Mid Cap Value VIP      2019     1,109,069    2.21 - 3.44     3,442,628
     Subaccount                    2018     1,228,018    1.87 - 2.89     3,204,277
                                   2017     1,290,516    2.30 - 3.51     4,107,166
                                   2016     1,431,523    2.14 - 3.24     4,233,440
                                   2015     1,750,951    1.65 - 2.82     4,507,291

  Fidelity(R) VIP Contrafund       2019    49,988,801    2.51 - 4.31   195,661,753
     Subaccount                    2018    57,487,411    1.96 - 3.32   173,689,860
                                   2017    64,652,989    2.14 - 3.61   212,284,338
                                   2016    73,454,530    1.80 - 3.00   200,953,161
                                   2015    82,770,515    1.71 - 2.82   213,090,938

  Fidelity(R) VIP Dynamic Capital  2019       560,124    2.42 - 4.43     1,791,623
     Appreciation Subaccount       2018       628,126    1.89 - 3.43     1,565,732
                                   2017       699,361    2.02 - 3.62     1,870,222
                                   2016       826,298    1.66 - 2.94     1,801,247
                                   2015       934,036    1.64 - 2.87     2,014,900

  Fidelity(R) VIP Equity-Income    2019    34,706,180    2.24 - 6.51   217,669,778
     Subaccount                    2018    38,772,632    1.80 - 5.17   192,945,322
                                   2017    42,812,375    2.00 - 5.71   235,072,085
                                   2016    47,642,339    1.81 - 5.12   233,851,528
                                   2015    52,549,940    1.57 - 4.40   220,784,877

  Fidelity(R) VIP Freedom 2020     2019       231,752    2.12 - 2.41       510,654
     Subaccount                    2018       198,054    1.79 - 2.01       366,988
     (Commenced 5/1/2015)          2017       161,933    1.93 - 2.15       321,970
                                   2016       242,680    1.68 - 1.85       425,855
                                   2015        42,288    1.61 - 1.65        69,713

  Fidelity(R) VIP Freedom 2025     2019       603,881    2.28 - 2.58     1,425,633
     Subaccount                    2018       482,273    1.90 - 2.13       942,996
     (Commenced 5/1/2015)          2017       160,567    2.06 - 2.21       339,959
                                   2016       181,641    1.77 - 1.89       335,281
                                   2015       104,718    1.69 - 1.75       182,283

  Fidelity(R) VIP Freedom 2030     2019       417,319    2.29 - 2.65     1,034,669
     Subaccount                    2018       286,413    1.87 - 2.05       563,583
     (Commenced 5/1/2015)          2017       249,380    2.10 - 2.33       540,637
                                   2016       298,697    1.76 - 1.94       561,340
                                   2015       240,061    1.67 - 1.83       429,195

                                                    FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------

  Delaware VIP Small Cap Value     2019      1.08         0.30 - 1.30         26.49 - 27.76
     Subaccount                    2018      0.86         0.30 - 1.30     (17.80) - (16.97)
                                   2017      0.86         0.30 - 1.30         10.61 - 11.72
                                   2016      0.98         0.30 - 1.30         29.71 - 31.01
                                   2015      0.73         0.30 - 1.30       (7.43) - (6.50)

  DWS Government & Agency          2019      2.44         1.55 - 2.65           3.28 - 4.42
     Securities VIP Subaccount     2018      2.37         1.55 - 2.65       (2.44) - (1.36)
                                   2017      2.19         1.55 - 2.65       (1.33) - (0.25)
                                   2016      2.75         1.55 - 2.65       (1.85) - (0.76)
                                   2015      2.44         1.55 - 2.65       (2.97) - (1.90)

  DWS Small Mid Cap Value VIP      2019      0.36         1.55 - 2.65         17.83 - 19.13
     Subaccount                    2018      0.99         1.55 - 2.65     (18.53) - (17.62)
                                   2017      0.38         1.55 - 2.65           7.26 - 8.44
                                   2016      0.24         1.55 - 2.65         13.42 - 14.68
                                   2015        --         1.55 - 2.65       (4.77) - (3.72)

  Fidelity(R) VIP Contrafund       2019      0.23         0.30 - 2.65         27.84 - 30.88
     Subaccount                    2018      0.45         0.30 - 2.65       (9.10) - (6.92)
                                   2017      0.78         0.30 - 2.65         18.42 - 21.22
                                   2016      0.62         0.30 - 2.65           4.91 - 7.41
                                   2015      0.79         0.30 - 2.65         (2.21) - 0.11

  Fidelity(R) VIP Dynamic Capital  2019      0.38         0.30 - 2.45         26.68 - 29.43
     Appreciation Subaccount       2018      0.34         0.30 - 2.50       (7.52) - (5.45)
                                   2017      0.62         0.30 - 2.50         20.46 - 23.13
                                   2016      0.69         0.30 - 2.50           0.12 - 2.35
                                   2015      0.55         0.30 - 2.50         (1.47) - 0.72

  Fidelity(R) VIP Equity-Income    2019      1.97         0.30 - 1.90         24.72 - 27.06
     Subaccount                    2018      2.21         0.30 - 1.90      (10.27) - (8.57)
                                   2017      1.67         0.30 - 1.90         10.54 - 12.56
                                   2016      2.27         0.30 - 1.90         15.49 - 17.66
                                   2015      3.07         0.30 - 1.90       (6.04) - (4.25)

  Fidelity(R) VIP Freedom 2020     2019      1.96         0.30 - 1.15         18.51 - 19.52
     Subaccount                    2018      1.48         0.30 - 1.15       (7.16) - (6.36)
     (Commenced 5/1/2015)          2017      1.40         0.30 - 1.15         14.93 - 15.91
                                   2016      1.67         0.30 - 1.15           4.59 - 5.49
                                   2015      2.21         0.90 - 1.15       (4.96) - (4.81)

  Fidelity(R) VIP Freedom 2025     2019      2.09         0.30 - 1.15         20.12 - 21.15
     Subaccount                    2018      2.26         0.30 - 1.15       (7.85) - (7.06)
     (Commenced 5/1/2015)          2017      1.12         0.60 - 1.15         16.23 - 16.87
                                   2016      1.67         0.60 - 1.15           4.77 - 5.35
                                   2015      4.15         0.80 - 1.15       (5.34) - (5.12)

  Fidelity(R) VIP Freedom 2030     2019      2.38         0.30 - 1.30         22.51 - 23.74
     Subaccount                    2018      1.17         0.60 - 1.30       (9.25) - (8.61)
     (Commenced 5/1/2015)          2017      1.39         0.30 - 1.15         19.32 - 20.33
                                   2016      1.34         0.30 - 1.15           5.16 - 6.06
                                   2015      9.73         0.30 - 1.15       (5.97) - (5.43)

                                     103

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                       AS OF DECEMBER 31
                                          -----------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO        NET
                                              UNITS       HIGHEST ($)   ASSETS ($)
                                          ------------  -------------  ------------

  Fidelity(R) VIP Freedom 2040      2019        73,176    3.20 - 3.50       242,007
     Subaccount                     2018        61,131    2.52 - 2.74       157,143
     (Commenced 5/1/2015)           2017        43,802    2.84 - 3.06       126,195
                                    2016        26,379    2.33 - 2.49        62,152
                                    2015         4,565    2.21 - 2.25        10,128

  Fidelity(R) VIP Freedom 2050      2019       141,041    3.27 - 3.58       476,052
     Subaccount                     2018       140,023    2.58 - 2.80       371,752
     (Commenced 5/1/2015)           2017        38,641    2.90 - 3.12       114,743
                                    2016        19,737    2.38 - 2.54        47,803
                                    2015         2,194    2.26 - 2.30         4,997

  Fidelity(R) VIP FundsManager 60%  2019    40,912,426  15.48 - 18.41   643,235,435
     Subaccount                     2018    42,848,800  13.12 - 15.39   570,284,109
                                    2017    44,882,793  14.32 - 16.56   651,221,411
                                    2016    46,892,598  12.50 - 14.26   593,192,621
                                    2015    43,562,575  12.19 - 13.70   537,008,428

  Fidelity(R) VIP High Income       2019     4,148,603    2.18 - 3.85    15,896,086
     Subaccount                     2018     4,644,052    1.92 - 3.38    15,648,435
                                    2017     5,206,840    2.01 - 3.54    18,374,730
                                    2016     5,826,650    1.90 - 3.36    19,469,815
                                    2015     6,309,633    1.68 - 2.97    18,631,012

  Fidelity(R) VIP Mid Cap           2019    52,387,758    2.33 - 4.90   221,566,211
     Subaccount                     2018    57,879,679    1.93 - 4.00   200,990,838
                                    2017    63,984,525    2.32 - 4.72   263,863,750
                                    2016    70,833,034    1.97 - 3.94   245,490,758
                                    2015    78,497,047    1.80 - 3.55   246,200,236

  FTVIPT Franklin Income VIP        2019     6,360,321    1.68 - 7.46    15,465,174
     Subaccount                     2018     7,205,410    1.49 - 6.52    15,473,523
                                    2017     8,450,684    1.59 - 6.91    19,075,858
                                    2016     9,501,555    1.49 - 6.39    19,714,285
                                    2015    11,175,992    1.34 - 5.68    21,261,003

  FTVIPT Franklin Mutual            2019     5,065,548    2.18 - 2.53    11,737,530
     Shares VIP Subaccount          2018     5,820,994    1.82 - 2.09    11,189,550
                                    2017     6,577,838    2.03 - 2.33    14,138,169
                                    2016     7,345,721    1.91 - 2.18    14,806,916
                                    2015     9,109,098    1.68 - 1.91    16,047,671

  FTVIPT Franklin Rising            2019     4,119,081    2.06 - 3.54    13,208,784
     Dividends VIP Subaccount       2018     4,760,651    1.65 - 2.79    12,059,825
                                    2017     5,463,493    1.79 - 2.98    14,883,621
                                    2016     6,189,662    1.53 - 2.51    14,124,147
                                    2015     7,513,466    1.56 - 2.20    15,073,297

  FTVIPT Franklin Small-Mid         2019     7,883,686    2.03 - 3.74    22,806,213
     Cap Growth VIP Subaccount      2018     8,887,240    1.57 - 2.90    19,886,572
                                    2017    10,078,397    1.69 - 3.12    24,229,242
                                    2016    11,640,861    1.42 - 2.61    23,462,681
                                    2015    13,151,027    1.38 - 2.56    26,005,031

                                                     FOR THE YEAR ENDED DECEMBER 31
                                          --------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                             INCOME          LOWEST TO          LOWEST TO
                                            RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                          -------------  ----------------  -----------------

  Fidelity(R) VIP Freedom 2040      2019      1.76         0.30 - 1.15         26.77 - 27.85
     Subaccount                     2018      1.00         0.30 - 1.15     (11.16) - (10.39)
     (Commenced 5/1/2015)           2017      1.15         0.30 - 1.15         21.89 - 22.93
                                    2016      1.60         0.30 - 1.15           5.31 - 6.21
                                    2015      3.45         0.90 - 1.15       (6.19) - (6.04)

  Fidelity(R) VIP Freedom 2050      2019      1.46         0.30 - 1.15         26.75 - 27.83
     Subaccount                     2018      1.46         0.30 - 1.15     (11.16) - (10.40)
     (Commenced 5/1/2015)           2017      1.55         0.30 - 1.15         21.90 - 22.93
                                    2016      3.14         0.30 - 1.15           5.34 - 6.24
                                    2015      3.42         0.90 - 1.15       (6.24) - (6.09)

  Fidelity(R) VIP FundsManager 60%  2019      1.52         0.70 - 2.10         17.98 - 19.65
     Subaccount                     2018      1.23         0.70 - 2.10       (8.39) - (7.10)
                                    2017      1.09         0.70 - 2.10         14.56 - 16.17
                                    2016      1.27         0.70 - 2.10           2.61 - 4.06
                                    2015      1.75         0.70 - 2.10       (1.68) - (0.29)

  Fidelity(R) VIP High Income       2019      5.01         0.95 - 1.30         13.62 - 14.02
     Subaccount                     2018      5.39         0.95 - 1.30       (4.54) - (4.20)
                                    2017      5.17         0.95 - 1.30           5.56 - 5.93
                                    2016      5.27         0.95 - 1.30         13.13 - 13.52
                                    2015      6.30         0.95 - 1.30       (4.87) - (4.54)

  Fidelity(R) VIP Mid Cap           2019      0.67         0.30 - 2.65         19.95 - 22.80
     Subaccount                     2018      0.39         0.30 - 2.65     (17.02) - (15.03)
                                    2017      0.48         0.30 - 2.65         17.39 - 20.18
                                    2016      0.31         0.30 - 2.65          9.00 - 11.59
                                    2015      0.24         0.30 - 2.65       (4.20) - (1.92)

  FTVIPT Franklin Income VIP        2019      5.30         1.30 - 2.55         13.14 - 14.56
     Subaccount                     2018      4.88         1.30 - 2.55       (6.73) - (5.55)
                                    2017      4.14         1.30 - 2.55           6.92 - 8.26
                                    2016      4.99         1.30 - 2.55         11.15 - 12.55
                                    2015      4.61         1.30 - 2.55       (9.40) - (8.25)

  FTVIPT Franklin Mutual            2019      1.79         1.40 - 1.90         20.27 - 20.87
     Shares VIP Subaccount          2018      2.36         1.40 - 1.90     (10.79) - (10.34)
                                    2017      2.23         1.40 - 1.90           6.31 - 6.85
                                    2016      1.95         1.40 - 1.90         13.87 - 14.44
                                    2015      2.97         1.40 - 1.90       (6.73) - (6.26)

  FTVIPT Franklin Rising            2019      1.24         1.50 - 3.05         25.35 - 27.31
     Dividends VIP Subaccount       2018      1.27         1.50 - 3.05       (7.94) - (6.50)
                                    2017      1.53         1.50 - 3.05         16.95 - 18.77
                                    2016      1.41         1.50 - 3.05         12.56 - 14.31
                                    2015      1.41         1.50 - 2.70       (6.22) - (5.08)

  FTVIPT Franklin Small-Mid         2019        --         1.25 - 2.70         27.93 - 29.80
     Cap Growth VIP Subaccount      2018        --         1.25 - 2.70       (7.91) - (6.55)
                                    2017        --         1.25 - 2.70         18.18 - 19.90
                                    2016        --         1.25 - 2.75           1.34 - 2.88
                                    2015        --         1.25 - 2.75       (5.30) - (3.87)

                                     104

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                        AS OF DECEMBER 31
                                            ----------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO        NET
                                                UNITS      HIGHEST ($)   ASSETS ($)
                                            ------------  ------------  ------------

  FTVIPT Templeton Developing         2019     6,210,752   2.34 - 3.56    15,746,332
     Markets VIP Subaccount           2018     7,069,382   1.87 - 2.85    14,319,195
                                      2017     7,812,223   2.25 - 3.43    19,036,999
                                      2016     8,328,861   1.48 - 2.48    14,638,051
                                      2015     9,114,020   1.28 - 2.14    13,806,146

  FTVIPT Templeton Foreign            2019    25,305,736   1.31 - 2.24    43,610,980
     VIP Subaccount                   2018    28,049,760   1.06 - 2.02    43,703,190
                                      2017    29,831,295   1.29 - 2.43    55,918,436
                                      2016    33,932,017   1.14 - 2.12    55,454,715
                                      2015    37,823,632   1.09 - 2.01    58,736,117

  Invesco V.I. Comstock               2019     2,006,443   1.40 - 2.97     4,072,091
     Subaccount                       2018     2,240,752   1.14 - 2.40     3,687,615
                                      2017     2,636,942   1.31 - 2.78     4,984,389
                                      2016     3,342,163   1.13 - 2.39     5,383,720
                                      2015     3,897,706   0.98 - 2.07     5,511,939

  Invesco V.I. Diversified Dividend   2019       369,215   1.95 - 2.44       809,471
     Subaccount                       2018       409,495   1.60 - 1.99       740,498
                                      2017       551,287   1.74 - 2.19     1,111,690
                                      2016       662,469   1.64 - 2.06     1,252,863
                                      2015       764,684   1.46 - 1.83     1,284,340

  Invesco V.I. Equity and Income      2019    14,866,988   2.55 - 2.78    39,633,770
     Subaccount                       2018    17,005,128   2.17 - 2.35    38,404,499
                                      2017    19,267,979   2.45 - 2.64    49,006,572
                                      2016    21,314,043   2.25 - 2.41    49,784,834
                                      2015    25,216,381   2.00 - 2.13    52,124,645

  Invesco V.I. Government Securities  2019     4,326,178   1.01 - 1.63     5,279,639
     Subaccount                       2018     4,822,600   0.98 - 1.56     5,682,200
                                      2017     5,816,467   1.00 - 1.57     6,969,659
                                      2016     6,167,486   1.01 - 1.56     7,417,830
                                      2015     7,219,285   1.02 - 1.57     8,782,732

  Invesco V.I. Managed Volatility     2019       368,611   2.39 - 3.06     1,028,283
     Subaccount                       2018       452,625   2.07 - 2.62     1,089,586
                                      2017       502,004   2.39 - 2.99     1,387,711
                                      2016       479,925   2.22 - 2.75     1,233,406
                                      2015       572,546   1.69 - 2.53     1,350,241

  Invesco V.I. S&P 500 Index          2019     1,310,790   2.39 - 3.13     3,724,378
     Subaccount                       2018     1,323,036   1.87 - 2.44     2,944,765
                                      2017       782,152   2.01 - 2.61     1,832,641
                                      2016       960,831   1.70 - 2.19     1,905,676
                                      2015     1,204,868   1.57 - 2.00     2,194,793

  Janus Henderson Enterprise          2019     5,055,800   1.77 - 6.36    15,017,253
     Subaccount                       2018     5,565,999   1.34 - 4.79    11,953,242
                                      2017     6,515,151   1.37 - 4.90    13,908,202
                                      2016     7,167,800   1.10 - 3.92    12,288,719
                                      2015     7,987,829   1.00 - 3.56    12,285,705

                                                       FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------

  FTVIPT Templeton Developing         2019      1.00         0.30 - 1.40         24.94 - 26.32
     Markets VIP Subaccount           2018      0.87         0.30 - 1.40     (16.97) - (16.05)
                                      2017      0.98         0.30 - 1.40         38.46 - 39.99
                                      2016      0.83         0.30 - 1.80         15.35 - 17.09
                                      2015      2.04         0.30 - 1.80     (21.04) - (19.84)

  FTVIPT Templeton Foreign            2019      1.73         0.30 - 2.65          9.59 - 12.19
     VIP Subaccount                   2018      2.67         0.30 - 2.70     (17.71) - (15.70)
                                      2017      2.59         0.30 - 2.70         13.59 - 16.34
                                      2016      1.96         0.30 - 2.70           4.32 - 6.85
                                      2015      3.24         0.30 - 2.70       (8.99) - (6.77)

  Invesco V.I. Comstock               2019      1.96         1.40 - 2.60         22.09 - 23.56
     Subaccount                       2018      1.63         1.40 - 2.60     (14.43) - (13.39)
                                      2017      2.02         1.40 - 2.60         14.84 - 16.22
                                      2016      1.58         1.40 - 2.60         14.29 - 15.67
                                      2015      1.92         1.40 - 2.60       (8.40) - (7.29)

  Invesco V.I. Diversified Dividend   2019      2.64         1.60 - 2.50         21.69 - 22.79
     Subaccount                       2018      1.81         1.60 - 2.50      (10.10) - (9.29)
                                      2017      1.39         1.60 - 2.50           5.68 - 6.63
                                      2016      1.19         1.60 - 2.50         11.71 - 12.72
                                      2015      1.43         1.60 - 2.50         (0.70) - 0.20

  Invesco V.I. Equity and Income      2019      2.26         1.40 - 1.90         17.75 - 18.34
     Subaccount                       2018      1.94         1.40 - 1.90     (11.44) - (10.99)
                                      2017      1.44         1.40 - 1.90           8.70 - 9.24
                                      2016      1.62         1.40 - 1.90         12.67 - 13.24
                                      2015      2.21         1.40 - 1.90       (4.42) - (3.94)

  Invesco V.I. Government Securities  2019      2.24         1.40 - 2.50           3.14 - 4.60
     Subaccount                       2018      1.90         1.40 - 2.50       (2.20) - (0.85)
                                      2017      1.84         1.40 - 2.50         (0.78) - 0.54
                                      2016      1.73         1.40 - 2.50       (1.49) - (0.18)
                                      2015      1.94         1.40 - 2.60       (2.51) - (1.05)

  Invesco V.I. Managed Volatility     2019      1.35         1.55 - 2.65         15.48 - 16.76
     Subaccount                       2018      1.69         1.55 - 2.65     (13.34) - (12.38)
                                      2017      1.35         1.55 - 2.65           7.68 - 8.86
                                      2016      1.83         1.55 - 2.65           7.72 - 8.91
                                      2015      1.36         1.55 - 2.65       (4.71) - (3.66)

  Invesco V.I. S&P 500 Index          2019      1.22         1.55 - 2.60         27.27 - 28.61
     Subaccount                       2018      1.87         1.55 - 2.60       (7.52) - (6.54)
                                      2017      1.42         1.55 - 2.60         17.91 - 19.15
                                      2016      1.46         1.55 - 2.60           8.34 - 9.49
                                      2015      1.50         1.55 - 2.60       (1.81) - (0.77)

  Janus Henderson Enterprise          2019      0.05         0.30 - 2.60         31.69 - 34.75
     Subaccount                       2018      0.11         0.30 - 2.60       (3.23) - (0.96)
                                      2017      0.14         0.30 - 2.60         23.84 - 26.71
                                      2016      0.02         0.30 - 2.60          9.23 - 11.77
                                      2015      0.51         0.30 - 2.60           1.10 - 3.46

                                     105

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31
                                         -----------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO        NET
                                             UNITS       HIGHEST ($)   ASSETS ($)
                                         ------------  -------------  ------------

  Janus Henderson Global Research  2019       213,532    1.61 - 2.70       448,594
     Subaccount                    2018       318,483    1.27 - 2.11       540,551
                                   2017       313,454    1.39 - 2.28       578,032
                                   2016       442,005    1.11 - 1.80       675,764
                                   2015       539,820    1.10 - 1.77       803,814

  Janus Henderson Overseas         2019    15,394,547    1.22 - 2.84    28,006,536
     Subaccount                    2018    17,322,943    0.98 - 2.29    25,260,443
                                   2017    18,998,239    1.18 - 2.77    33,244,470
                                   2016    21,264,741    0.92 - 2.16    28,762,285
                                   2015    23,066,962    1.00 - 2.37    33,941,265

  LMPVET ClearBridge Variable      2019   107,965,386    2.35 - 3.95   300,557,979
     Aggressive Growth Subaccount  2018   119,153,039    1.91 - 3.21   269,466,054
                                   2017   134,149,456    2.12 - 3.57   336,447,646
                                   2016   149,943,278    1.85 - 3.12   328,523,979
                                   2015   167,403,724    1.86 - 3.14   368,227,608

  LMPVET ClearBridge Variable      2019    74,261,085    2.59 - 4.26   245,243,225
     Appreciation Subaccount       2018    84,781,289    2.05 - 3.33   218,901,424
                                   2017    96,572,458    2.14 - 3.43   257,501,920
                                   2016   108,364,235    1.84 - 2.91   245,202,993
                                   2015   123,885,127    1.72 - 2.69   259,099,416

  LMPVET ClearBridge Variable      2019    31,960,465    2.01 - 3.74    84,602,666
     Dividend Strategy Subaccount  2018    36,497,382    1.57 - 2.86    74,936,378
                                   2017    41,985,161    1.70 - 3.02    92,746,208
                                   2016    47,652,023    1.46 - 2.55    90,118,532
                                   2015    54,421,552    1.31 - 2.23    91,048,394

  LMPVET ClearBridge Variable      2019    27,206,910    2.86 - 5.75   100,803,314
     Large Cap Growth Subaccount   2018    30,132,940    2.22 - 4.38    85,877,435
                                   2017    34,020,176    2.27 - 4.41    98,400,581
                                   2016    38,109,335    1.84 - 3.52    89,099,797
                                   2015    42,889,895    1.74 - 3.30    94,894,567

  LMPVET ClearBridge Variable      2019    35,189,737    2.24 - 4.53    99,406,048
     Large Cap Value Subaccount    2018    40,390,179    1.79 - 3.54    89,737,968
                                   2017    45,833,043    1.99 - 3.91   113,614,584
                                   2016    51,880,204    1.77 - 3.42   114,104,961
                                   2015    57,721,574    1.60 - 3.05   114,052,269

  LMPVET ClearBridge Variable      2019     8,750,941    2.58 - 3.94    28,711,159
     Mid Cap Subaccount            2018     9,957,705    2.00 - 3.00    25,013,906
                                   2017    11,000,494    2.35 - 3.48    32,116,047
                                   2016    12,172,388    2.14 - 3.12    32,071,788
                                   2015    13,634,362    2.01 - 2.90    33,367,358

  LMPVET ClearBridge Variable      2019    12,191,433    2.89 - 5.67    48,912,248
     Small Cap Growth Subaccount   2018    13,501,466    2.34 - 4.54    43,386,308
                                   2017    15,012,882    2.32 - 4.47    47,414,500
                                   2016    17,150,904    1.92 - 3.66    44,384,618
                                   2015    19,565,583    1.86 - 3.52    48,622,214

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------

  Janus Henderson Global Research  2019      0.79         0.30 - 1.30         27.05 - 28.33
     Subaccount                    2018      0.99         0.30 - 1.30       (8.29) - (7.36)
                                   2017      0.65         0.30 - 1.30         25.05 - 26.30
                                   2016      0.93         0.30 - 1.30           0.50 - 1.51
                                   2015      0.53         0.30 - 1.30       (3.79) - (2.82)

  Janus Henderson Overseas         2019      1.82         1.25 - 2.25         23.89 - 25.13
     Subaccount                    2018      1.65         1.25 - 2.50     (17.24) - (16.20)
                                   2017      1.58         1.25 - 2.50         27.59 - 29.18
                                   2016      4.68         1.25 - 2.50       (9.01) - (7.87)
                                   2015      0.51         1.25 - 2.50      (11.06) - (9.94)

  LMPVET ClearBridge Variable      2019      0.95         0.30 - 2.60         21.54 - 24.70
     Aggressive Growth Subaccount  2018      0.58         0.30 - 2.60      (10.93) - (8.62)
                                   2017      0.48         0.30 - 2.60         13.02 - 15.94
                                   2016      0.62         0.30 - 2.60         (1.65) - 0.90
                                   2015      0.33         0.30 - 2.60       (4.46) - (2.03)

  LMPVET ClearBridge Variable      2019      1.35         0.30 - 2.70         26.41 - 29.48
     Appreciation Subaccount       2018      1.22         0.30 - 2.70       (4.37) - (2.04)
                                   2017      1.16         0.30 - 2.70         16.37 - 19.19
                                   2016      1.27         0.30 - 2.70           6.85 - 9.44
                                   2015      1.14         0.30 - 2.70         (1.11) - 1.30

  LMPVET ClearBridge Variable      2019      1.35         0.30 - 2.75         27.85 - 31.20
     Dividend Strategy Subaccount  2018      1.39         0.30 - 2.75       (7.59) - (5.14)
                                   2017      1.35         0.30 - 2.75         15.79 - 18.82
                                   2016      1.42         0.30 - 2.75          9.76 - 66.26
                                   2015      1.61         0.30 - 2.75       (7.03) - (4.59)

  LMPVET ClearBridge Variable      2019      0.35         0.30 - 2.60         28.77 - 31.77
     Large Cap Growth Subaccount   2018      0.29         0.30 - 2.70       (2.66) - (0.28)
                                   2017      0.22         0.30 - 2.70         22.43 - 25.39
                                   2016      0.50         0.30 - 2.70           4.53 - 7.07
                                   2015      0.46         0.30 - 2.70           6.87 - 9.46

  LMPVET ClearBridge Variable      2019      1.68         0.30 - 2.60         25.58 - 28.50
     Large Cap Value Subaccount    2018      1.47         0.30 - 2.60      (11.23) - (9.15)
                                   2017      1.34         0.30 - 2.60         11.90 - 14.49
                                   2016      1.51         0.30 - 2.60         10.10 - 12.66
                                   2015      1.40         0.30 - 2.60       (5.36) - (3.16)

  LMPVET ClearBridge Variable      2019      0.57         1.30 - 2.70         29.41 - 31.23
     Mid Cap Subaccount            2018      0.48         1.30 - 2.70     (14.86) - (13.66)
                                   2017      0.42         1.30 - 2.70          9.80 - 11.35
                                   2016      0.87         1.30 - 2.70           6.43 - 7.93
                                   2015      0.06         1.30 - 2.70         (0.42) - 0.98

  LMPVET ClearBridge Variable      2019        --         0.30 - 2.60         23.62 - 26.49
     Small Cap Growth Subaccount   2018        --         0.30 - 2.60           0.77 - 3.12
                                   2017        --         0.30 - 2.60         21.09 - 23.89
                                   2016        --         0.30 - 2.60           3.09 - 5.49
                                   2015        --         0.30 - 2.60       (6.83) - (4.66)

                                     106

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                     AS OF DECEMBER 31
                                         ----------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO        NET
                                             UNITS      HIGHEST ($)   ASSETS ($)
                                         ------------  ------------  ------------

  LMPVET QS Variable Conservative  2019    16,174,699   2.05 - 2.94    37,884,033
     Growth Subaccount             2018    17,662,861   1.78 - 2.53    35,760,148
                                   2017    20,110,531   1.90 - 2.68    43,196,195
                                   2016    23,074,759   1.70 - 2.39    44,206,329
                                   2015    26,949,264   1.62 - 2.25    48,860,860

  LMPVET QS Variable Growth        2019     7,852,632   2.04 - 2.86    17,458,071
     Subaccount                    2018     9,281,538   1.69 - 2.36    17,063,862
                                   2017    10,586,246   1.88 - 2.60    21,581,386
                                   2016    11,742,495   1.60 - 2.20    20,311,234
                                   2015    13,074,765   1.51 - 2.05    21,126,287

  LMPVET QS Variable Moderate      2019    11,905,129   2.05 - 2.76    26,298,372
     Growth Subaccount             2018    13,338,146   1.74 - 2.32    24,860,029
                                   2017    14,659,035   1.89 - 2.51    29,571,019
                                   2016    17,102,253   1.65 - 2.17    30,093,587
                                   2015    18,733,090   1.56 - 2.04    30,991,123

  LMPVIT Western Asset Core        2019    20,194,579   1.83 - 3.38    47,360,069
     Plus Subaccount               2018    22,876,891   1.67 - 3.05    48,591,233
                                   2017    25,751,135   1.75 - 3.15    56,825,306
                                   2016    28,322,927   1.65 - 3.02    60,157,955
                                   2015    32,101,360   1.62 - 2.92    66,305,234

  LMPVIT Western Asset Variable    2019     1,748,938   1.60 - 2.83     3,833,107
     Global High Yield Bond        2018     2,235,410   1.43 - 2.51     4,432,351
     Subaccount                    2017     2,624,916   1.53 - 2.65     5,506,595
                                   2016     2,810,318   1.44 - 2.47     5,438,686
                                   2015     3,405,003   1.28 - 2.17     5,805,010

  Morgan Stanley VIF Growth        2019     2,151,852   2.98 - 5.97     9,145,676
     Subaccount                    2018     2,182,332   2.30 - 4.62     7,029,706
                                   2017     2,315,867   2.17 - 4.37     7,108,200
                                   2016     2,605,136   1.54 - 3.11     5,650,496
                                   2015     2,947,999   1.59 - 3.23     6,666,780

  Pioneer VCT Mid Cap Value        2019     4,998,614   1.91 - 3.16    13,738,486
     Subaccount                    2018     5,701,177   1.53 - 2.50    12,504,657
                                   2017     6,893,599   1.96 - 3.16    19,106,036
                                   2016     7,793,599   1.77 - 2.84    19,478,488
                                   2015     9,348,957   1.56 - 2.48    20,514,005

  Pioneer VCT Real Estate          2019     1,527,159   2.41 - 4.02     5,359,753
     Shares Subaccount             2018     1,813,291   1.92 - 3.19     5,099,045
                                   2017     2,056,973   2.11 - 3.51     6,348,577
                                   2016     2,487,870   2.08 - 3.45     7,545,087
                                   2015     2,872,791   2.00 - 3.31     8,432,222

  TAP 1919 Variable Socially       2019     9,003,678   1.85 - 6.17    36,322,635
     Responsive Balanced           2018     9,675,047   1.48 - 4.93    31,150,846
     Subaccount                    2017    10,714,035   1.51 - 5.04    35,135,405
                                   2016    12,016,499   1.31 - 4.37    34,122,083
                                   2015    13,640,111   1.25 - 4.17    36,506,368

                                                    FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------

  LMPVET QS Variable Conservative  2019      2.08         1.17 - 1.90         15.16 - 16.00
     Growth Subaccount             2018      2.47         1.17 - 1.90       (6.21) - (5.52)
                                   2017      2.30         1.17 - 1.90         11.42 - 12.23
                                   2016      2.28         1.17 - 1.90           5.41 - 6.18
                                   2015      1.90         1.17 - 1.90       (3.05) - (2.33)

  LMPVET QS Variable Growth        2019      1.47         1.17 - 1.90         20.27 - 21.15
     Subaccount                    2018      2.49         1.17 - 1.90       (9.78) - (9.12)
                                   2017      1.79         1.17 - 1.90         17.10 - 17.95
                                   2016      1.41         1.17 - 1.90           6.46 - 7.24
                                   2015      1.32         1.17 - 1.90       (4.07) - (3.37)

  LMPVET QS Variable Moderate      2019      1.64         1.17 - 1.90         18.16 - 19.03
     Growth Subaccount             2018      2.43         1.17 - 1.90       (8.05) - (7.37)
                                   2017      2.03         1.17 - 1.90         14.54 - 15.37
                                   2016      2.04         1.17 - 1.90           5.96 - 6.74
                                   2015      1.66         1.17 - 1.90       (3.64) - (2.93)

  LMPVIT Western Asset Core        2019      4.42         0.30 - 2.60          9.29 - 11.84
     Plus Subaccount               2018      3.50         0.30 - 2.60       (4.76) - (2.53)
                                   2017      4.21         0.30 - 2.60           3.04 - 5.43
                                   2016      2.15         0.30 - 2.60           1.86 - 4.23
                                   2015      1.44         0.30 - 2.60         (1.40) - 0.89

  LMPVIT Western Asset Variable    2019      4.92         1.40 - 2.60         11.45 - 12.80
     Global High Yield Bond        2018      4.84         1.40 - 2.60       (6.40) - (5.26)
     Subaccount                    2017      5.14         1.40 - 2.60           5.87 - 7.15
                                   2016      5.97         1.40 - 2.60         12.64 - 14.00
                                   2015      5.63         1.40 - 2.60       (8.26) - (7.15)

  Morgan Stanley VIF Growth        2019        --         1.40 - 2.50         28.55 - 29.97
     Subaccount                    2018        --         1.40 - 2.50           4.87 - 6.04
                                   2017        --         1.40 - 2.50         39.63 - 41.16
                                   2016        --         1.40 - 2.50       (4.06) - (3.00)
                                   2015        --         1.40 - 2.50          9.47 - 10.68

  Pioneer VCT Mid Cap Value        2019      1.06         1.40 - 2.70         24.67 - 26.30
     Subaccount                    2018      0.45         1.40 - 2.70     (21.65) - (20.62)
                                   2017      0.62         1.40 - 2.70          9.87 - 11.30
                                   2016      0.48         1.40 - 2.75         13.08 - 14.61
                                   2015      0.55         1.40 - 2.75       (8.89) - (7.66)

  Pioneer VCT Real Estate          2019      1.90         1.55 - 2.70         24.51 - 25.94
     Shares Subaccount             2018      2.44         1.55 - 2.70      (10.02) - (8.97)
                                   2017      2.27         1.55 - 2.70           0.56 - 1.72
                                   2016      3.21         1.55 - 2.70           3.00 - 4.19
                                   2015      2.02         1.55 - 2.70           1.73 - 2.91

  TAP 1919 Variable Socially       2019      0.96         0.30 - 2.50         23.58 - 26.32
     Responsive Balanced           2018      0.97         0.30 - 2.50       (3.40) - (1.24)
     Subaccount                    2017      1.03         0.30 - 2.30         14.10 - 16.40
                                   2016      0.91         0.30 - 2.30           3.82 - 5.92
                                   2015      1.19         0.30 - 2.50       (4.14) - (2.01)

                                     107

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying fund, portfolio or series, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund, portfolio or series in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying fund, portfolio or series of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund, portfolio or series have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio or series, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

9.  SUBSEQUENT EVENTS

The impact of the coronavirus ("COVID-19") outbreak on the future financial performance of the Separate Account's investments will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions. These developments and the impact of COVID-19 on the financial markets and the overall economy are highly uncertain, cannot be predicted and are not included in the results presented. If the financial markets and/or the overall economy are impacted for an extended period, the
Separate Account's future investment results may be materially adversely affected.

                                     108

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                            Page
                                                                                                        --------
Report of Independent Registered Public Accounting Firm................................................    2
Financial Statements at December 31, 2019 and 2018 and for the Years Ended December 31, 2019, 2018 and
  2017:

Notes to the Consolidated Financial Statements

Financial Statement Schedules at December 31, 2019 and 2018 and for the Years Ended December 31, 2019,
  2018 and 2017:

                                      1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholders and the Board of Directors of Brighthouse Life Insurance
Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Brighthouse
Life Insurance Company and subsidiaries (the "Company") as of December 31, 2019 and 2018, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2019, and the related notes and the schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules
(collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management.
Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Company in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 4, 2020

We have served as the Company's auditor since 2005.

                                      2

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2019 and 2018

                (In millions, except share and per share data)

                                                                                                2019       2018
                                                                                           ---------  ---------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $63,083 and $59,672, respectively).......................................................  $ 69,977   $ 61,348
Equity securities, at estimated fair value................................................       147        140
Mortgage loans (net of valuation allowances of $64 and $56, respectively).................    15,664     13,596
Policy loans..............................................................................       875      1,001
Limited partnerships and limited liability companies......................................     2,379      2,290
Short-term investments, principally at estimated fair value...............................     1,482         --
Other invested assets, principally at estimated fair value................................     3,224      3,037
                                                                                           ---------  ---------
   Total investments......................................................................    93,748     81,412
Cash and cash equivalents.................................................................     2,493      3,494
Accrued investment income.................................................................       663        704
Premiums, reinsurance and other receivables...............................................    14,287     13,113
Deferred policy acquisition costs and value of business acquired..........................     4,809      5,086
Current income tax recoverable............................................................        21          1
Other assets..............................................................................       464        509
Separate account assets...................................................................    99,668     91,511
                                                                                           ---------  ---------
   Total assets...........................................................................  $216,153   $195,830
                                                                                           =========  =========
Liabilities and Equity
Liabilities
Future policy benefits....................................................................  $ 39,081   $ 35,588
Policyholder account balances.............................................................    45,121     39,330
Other policy-related balances.............................................................     2,801      2,728
Payables for collateral under securities loaned and other transactions....................     4,374      5,047
Long-term debt............................................................................       844        434
Current income tax payable................................................................        --          2
Deferred income tax liability.............................................................     1,301        944
Other liabilities.........................................................................     4,484      3,455
Separate account liabilities..............................................................    99,668     91,511
                                                                                           ---------  ---------
   Total liabilities......................................................................   197,674    179,039
                                                                                           ---------  ---------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................        75         75
Additional paid-in capital................................................................    19,073     19,073
Retained earnings (deficit)...............................................................    (3,899)    (3,090)
Accumulated other comprehensive income (loss).............................................     3,215        718
                                                                                           ---------  ---------
   Total Brighthouse Life Insurance Company's stockholder's equity........................    18,464     16,776
Noncontrolling interests..................................................................        15         15
                                                                                           ---------  ---------
   Total equity...........................................................................    18,479     16,791
                                                                                           ---------  ---------
   Total liabilities and equity...........................................................  $216,153   $195,830
                                                                                           =========  =========

       See accompanying notes to the consolidated financial statements.

                                      3

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                              2019     2018     2017
                                                                                           -------  -------  -------
Revenues
Premiums.................................................................................. $   847   $  869  $   828
Universal life and investment-type product policy fees....................................   2,982    3,190    3,156
Net investment income.....................................................................   3,486    3,235    2,973
Other revenues............................................................................     266      287      336
Net investment gains (losses).............................................................      92     (204)     (27)
Net derivative gains (losses).............................................................  (2,046)     745   (1,468)
                                                                                           -------  -------  -------
 Total revenues...........................................................................   5,627    8,122    5,798
                                                                                           -------  -------  -------
Expenses
Policyholder benefits and claims..........................................................   3,538    3,180    3,594
Interest credited to policyholder account balances........................................   1,031    1,047    1,076
Amortization of deferred policy acquisition costs and value of business acquired..........     395    1,011      916
Other expenses............................................................................   1,809    1,763    1,833
                                                                                           -------  -------  -------
 Total expenses...........................................................................   6,773    7,001    7,419
                                                                                           -------  -------  -------
Income (loss) before provision for income tax.............................................  (1,146)   1,121   (1,621)
Provision for income tax expense (benefit)................................................    (338)     153     (738)
                                                                                           -------  -------  -------
 Net income (loss)........................................................................    (808)     968     (883)
Less: Net income (loss) attributable to noncontrolling interests..........................       1        1       --
                                                                                           -------  -------  -------
 Net income (loss) attributable to Brighthouse Life Insurance Company..................... $  (809)  $  967  $  (883)
                                                                                           =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                                      4

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                                   2019     2018     2017
                                                                                                -------  -------  -------
Net income (loss)..............................................................................  $ (808) $   968    $(883)
Other comprehensive income (loss):
Unrealized investment gains (losses), net of related offsets...................................   3,167   (1,355)     590
Unrealized gains (losses) on derivatives.......................................................     (21)      22     (166)
Foreign currency translation adjustments.......................................................      12       (4)       9
                                                                                                -------  -------  -------
 Other comprehensive income (loss), before income tax..........................................   3,158   (1,337)     433
Income tax (expense) benefit related to items of other comprehensive income (loss).............    (661)     297      156
                                                                                                -------  -------  -------
 Other comprehensive income (loss), net of income tax..........................................   2,497   (1,040)     589
                                                                                                -------  -------  -------
 Comprehensive income (loss)...................................................................   1,689      (72)    (294)
Less: Comprehensive income (loss) attributable to noncontrolling interests, net of income tax..       1        1       --
                                                                                                -------  -------  -------
 Comprehensive income (loss) attributable to Brighthouse Life Insurance Company................  $1,688  $   (73)   $(294)
                                                                                                =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                                      5

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                        Brighthouse
                                                                         Accumulated   Life Insurance
                                                Additional   Retained       Other        Company's
                                       Common   Paid-in       Earnings  Comprehensive  Stockholder's   Noncontrolling   Total
                                       Stock    Capital     (Deficit)   Income (Loss)      Equity        Interests       Equity
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2016........      $75      $18,461     $(2,919)       $ 1,248         $16,865             $--   $16,865
Sale of operating joint venture
 interest to former affiliate.......                   202                                        202                       202
Return of capital...................                (2,737)                                    (2,737)                   (2,737)
Capital contributions...............                 3,147                                      3,147                     3,147
Change in noncontrolling interests..                                                               --              15        15
Net income (loss)...................                              (883)                          (883)                     (883)
Effect of change in accounting
 principle..........................                              (330)           330              --                        --
Other comprehensive income (loss),
 net of income tax..................                                              259             259                       259
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2017........       75       19,073      (4,132)         1,837          16,853              15    16,868
Cumulative effect of change in
 accounting principle and other,
 net of income tax..................                                75            (79)             (4)                       (4)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at January 1, 2018..........       75       19,073      (4,057)         1,758          16,849              15    16,864
Change in noncontrolling interests..                                                               --              (1)       (1)
Net income (loss)...................                               967                            967               1       968
Other comprehensive income (loss),
 net of income tax..................                                           (1,040)         (1,040)                   (1,040)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2018........       75       19,073      (3,090)           718          16,776              15    16,791
Change in noncontrolling interests..                                                               --              (1)       (1)
Net income (loss)...................                              (809)                          (809)              1      (808)
Other comprehensive income (loss),
 net of income tax..................                                            2,497           2,497                     2,497
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2019........      $75      $19,073     $(3,899)       $ 3,215         $18,464             $15   $18,479
                                     ======== ============  ==========  =============  ==============  ==============  ========

       See accompanying notes to the consolidated financial statements.

                                      6

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                                  2019       2018       2017
                                                                                             ---------  ---------  ---------
Cash flows from operating activities
Net income (loss)...........................................................................  $   (808)  $    968   $   (883)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
 Amortization of premiums and accretion of discounts associated with investments, net.......      (275)      (259)      (271)
 (Gains) losses on investments, net.........................................................       (92)       204         27
 (Gains) losses on derivatives, net.........................................................     2,592       (102)     3,084
 (Income) loss from equity method investments, net of dividends and distributions...........        70        (66)       (50)
 Interest credited to policyholder account balances.........................................     1,031      1,047      1,076
 Universal life and investment-type product policy fees.....................................    (2,982)    (3,190)    (3,156)
 Change in accrued investment income........................................................        85       (177)       (80)
 Change in premiums, reinsurance and other receivables......................................      (739)      (224)        55
 Change in deferred policy acquisition costs and value of business acquired, net............        25        689        660
 Change in income tax.......................................................................      (326)     1,111         --
 Change in other assets.....................................................................     1,947      2,077      2,201
 Change in future policy benefits and other policy-related balances.........................     1,696      1,386      1,522
 Change in other liabilities................................................................        63         94       (314)
 Other, net.................................................................................        51         63         75
                                                                                             ---------  ---------  ---------
Net cash provided by (used in) operating activities.........................................     2,338      3,621      3,946
                                                                                             ---------  ---------  ---------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................................................    13,358     15,621     16,409
 Equity securities..........................................................................        57         22         97
 Mortgage loans.............................................................................     1,528        793        761
 Limited partnerships and limited liability companies.......................................       302        274        339
Purchases of:
 Fixed maturity securities..................................................................   (16,406)   (16,427)   (17,811)
 Equity securities..........................................................................       (22)        (2)        (2)
 Mortgage loans.............................................................................    (3,609)    (3,890)    (2,044)
 Limited partnerships and limited liability companies.......................................      (463)      (358)      (531)
Cash received in connection with freestanding derivatives...................................     2,040      1,802      1,859
Cash paid in connection with freestanding derivatives.......................................    (2,638)    (2,938)    (3,829)
Issuance of loan to affiliate...............................................................        --         (2)        --
Sale of operating joint venture interest to a former affiliate..............................        --         --         42
Net change in policy loans..................................................................       126        105        (14)
Net change in short-term investments........................................................    (1,470)       269      1,057
Net change in other invested assets.........................................................        36        (17)       (16)
                                                                                             ---------  ---------  ---------
Net cash provided by (used in) investing activities.........................................  $ (7,161)  $ (4,748)  $ (3,683)
                                                                                             ---------  ---------  ---------

       See accompanying notes to the consolidated financial statements.

                                      7

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                    2019     2018     2017
                                                                                 -------  -------  -------
Cash flows from financing activities
Policyholder account balances:
 Deposits....................................................................... $ 7,111  $ 5,899  $ 4,381
 Withdrawals....................................................................  (2,773)  (3,400)  (3,114)
Net change in payables for collateral under securities loaned and other
 transactions...................................................................    (673)     889   (3,139)
Long-term debt issued...........................................................     412      228       --
Long-term debt repaid...........................................................      (2)      (9)     (13)
Return of capital...............................................................      --       --   (3,425)
Capital contribution............................................................      --       --    1,300
Capital contribution associated with the sale of operating joint venture
 interest to a former affiliate.................................................      --       --      202
Financing element on certain derivative instruments and other derivative
 related transactions, net......................................................    (203)    (303)    (149)
Other, net......................................................................     (50)     (46)      --
                                                                                 -------  -------  -------
Net cash provided by (used in) financing activities.............................   3,822    3,258   (3,957)
                                                                                 -------  -------  -------
Change in cash, cash equivalents and restricted cash............................  (1,001)   2,131   (3,694)
Cash, cash equivalents and restricted cash, beginning of year...................   3,494    1,363    5,057
                                                                                 -------  -------  -------
Cash, cash equivalents and restricted cash, end of year......................... $ 2,493  $ 3,494  $ 1,363
                                                                                 =======  =======  =======
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest....................................................................... $    30  $     3  $    81
                                                                                 =======  =======  =======
 Income tax..................................................................... $     3  $  (891) $  (684)
                                                                                 =======  =======  =======
Non-cash transactions:
 Transfer of fixed maturity securities to former affiliate...................... $    --  $    --  $   293
                                                                                 =======  =======  =======
 Reduction of policyholder account balances in connection with reinsurance
   transactions................................................................. $    --  $    --  $   293
                                                                                 =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                                      8

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a
Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC ("BH Holdings"), which is a direct wholly-owned subsidiary of Brighthouse Financial, Inc. ("BHF" together with its subsidiaries and affiliates, "Brighthouse Financial").

   BLIC offers a range of individual annuities and individual life insurance products. The Company is organized into three segments: Annuities; Life; and
Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

   In 2016, MetLife, Inc. (together with its subsidiaries and affiliates,
"MetLife") announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). In connection with the
Separation, 80.8% of MetLife, Inc.'s interest in BHF was distributed to holders of MetLife, Inc.'s common stock. On June 14, 2018, MetLife, Inc. divested its remaining shares of BHF common stock (the "MetLife Divestiture"). As a result,
MetLife, Inc. and its subsidiaries and affiliates are no longer considered related parties subsequent to the MetLife Divestiture.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the
Company's business and operations. Actual results could differ from these estimates.

  Consolidation

     The accompanying consolidated financial statements include the accounts of
  Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and limited liability companies ("LLCs") in which the Company has control. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in limited partnerships and LLCs when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The
  Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. When the Company has virtually no influence over the investee's operations, the investment is carried at fair value.

  Reclassifications

     Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as may be discussed when applicable in the Notes to the
  Consolidated Financial Statements.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

Summary of Significant Accounting Policies

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally equal to the present value of future expected benefits to be paid, reduced by the present value of future expected net premiums. Assumptions used to measure the liability are based on the Company's experience and include a margin for adverse deviation. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, and expenses as appropriate to the respective product type.

                                      9

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

      For traditional long-duration insurance contracts (term, whole life insurance and income annuities), assumptions are determined at issuance of the policy and are not updated unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency.
   To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and measured for profitability. In applying the profitability criteria, groupings are limited by segment.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

      Liabilities for secondary guarantees on universal and variable life insurance contracts are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The Company also maintains a liability for profits followed by losses on universal life insurance with secondary guarantees.
   The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC") and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying separate account funds. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts are recognized as revenues when due from policyholders. When premiums for income annuities are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to the amount of expected future benefit payments.

      Deposits related to universal life insurance, deferred annuity contracts and investment contracts are credited to policyholder account balances.
   Revenues from such contracts consist of asset-based investment management fees, cost of insurance charges, risk charges, policy administration fees and surrender charges. These fees, which are included in universal life and investment-type product policy fees, are recognized when assessed to the contract holder, except for non-level insurance charges which are deferred and amortized over the life of the contracts.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Deferred Policy Acquisition Costs, Value of Business Acquired and Other
  Intangibles

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. These costs mainly consist of commissions and include the portion of employees'
  compensation and benefits related to time spent selling, underwriting or processing the issuance of new insurance contracts. All other acquisition-related costs are expensed as incurred.

     Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired contracts is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors.

     The Company amortizes DAC and VOBA related to term life insurance, non-participating whole life and immediate annuities over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition
  (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits.

                                      10

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     The Company amortizes DAC and VOBA on deferred annuities, universal life and variable life insurance contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, and expenses to administer the business. When significant negative gross profits are expected in future periods, the
  Company substitutes the amount of insurance in-force for expected future gross profits as the amortization basis for DAC.

     Assumptions for DAC and VOBA are reviewed at least annually, and if they change significantly, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to net income.
  When expected future gross profits are below those previously estimated, the
  DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits.

     The Company updates expected future gross profits to reflect the actual gross profits for each period, including changes to its nonperformance risk related to embedded derivatives and the actual amount of business remaining in-force. When actual gross profits exceed those previously estimated, the
  DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the actual gross profits are below the previously expected future gross profits.

     DAC and VOBA balances on deferred annuities, universal and variable life insurance contracts are also adjusted to reflect the effect of investment gains and losses and certain embedded derivatives (including changes in nonperformance risk). These adjustments can create fluctuations in net income from period to period. Changes in DAC and VOBA balances related to unrealized gains and losses are recorded to other comprehensive income (loss) ("OCI").

     DAC and VOBA balances and amortization for variable contracts can be significantly impacted by changes in expected future gross profits related to projected separate account rates of return. The Company's practice of determining changes in separate account returns assumes that long-term appreciation in equity markets is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If a modification is considered to have substantially changed the contract, the associated DAC or VOBA is written off immediately as net income and any new acquisition costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

     The Company also has intangible assets representing deferred sales inducements ("DSI") and the value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination.
  The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

  Reinsurance

     The Company enters into reinsurance arrangements pursuant to which it cedes certain insurance risks to unaffiliated and former related party reinsurers. Cessions under reinsurance agreements do not discharge the
  Company's obligations as the primary insurer. The accounting for reinsurance arrangements depends on whether the arrangement provides indemnification against loss or liability relating to insurance risk in accordance with GAAP.

     For ceded reinsurance of existing in-force blocks of insurance contracts that transfer significant insurance risk, premiums, benefits and the amortization of DAC are reported net of reinsurance ceded. Amounts recoverable from reinsurers related to incurred claims and ceded reserves are included in premiums, reinsurance and other receivables and amounts payable to reinsurers included in other liabilities.

                                      11

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate.

     The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records a funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio. Certain funds withheld arrangements may also contain embedded derivatives measured at fair value that are related to the investment return on the assets withheld.

     The Company accounts for assumed reinsurance similar to directly written business, except for guaranteed minimum income benefits ("GMIBs"), where a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives.

  Variable Annuity Guarantees

     The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

     Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either the occurrence of a specific insurable event, or annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring the occurrence of specific insurable event, or the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving policyholder behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

     Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the guaranteed minimum withdrawal benefits ("GMWBs")
  and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

     These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings.

     Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs"), and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the guaranteed principal option.

                                      12

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees are considered revenue and are reported in universal life and investment-type product policy fees. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

     The Company updates the estimated fair value of guarantees in subsequent periods by projecting future benefits using capital market and actuarial assumptions including expectations of policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability.
  The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value of embedded derivatives, see Note 9.

     Assumptions for all variable guarantees are reviewed at least annually, and if they change significantly, the estimated fair value is adjusted by a cumulative charge or credit to net income.

  Index-linked Annuities

     The Company issues and assumes through reinsurance index-linked annuities.
  The crediting rate associated with index-linked annuities is accounted for at fair value as an embedded derivative. The estimated fair value is determined using a combination of an option pricing model and an option-budget approach.
  Under this approach, the company estimates the cost of funding the crediting rate using option pricing and establishes that cost on the balance sheet as a reduction to the initial deposit amount. In subsequent periods, the embedded derivative is remeasured at fair value while the reduction in initial deposit is accreted back up to the initial deposit over the estimated life of the contract.

  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities Available-For-Sale

      The Company's fixed maturity securities are classified as
   available-for-sale ("AFS") and are reported at their estimated fair value.
   Unrealized investment gains and losses on these securities are recorded as a separate component of OCI, net of policy-related amounts and deferred income taxes. Publicly-traded security transactions are recorded on a trade date basis, while privately-placed and bank loan security transactions are recorded on a settlement date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities
   ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured
   Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured
   Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed, and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                                      13

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age.

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Limited Partnerships and LLCs

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; when the Company has virtually no influence over the investee's operations the investment is carried at estimated fair value.
   The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on investments carried at estimated fair value are recognized as earned or received.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives"
   below.

   Securities Lending Program

      Securities lending transactions whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to
   100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The
   Company is liable to return to the counterparties the cash collateral received.

                                      14

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      If a derivative is not designated or did not qualify as an accounting hedge, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

      The Company generally reports cash received or paid for a derivative in the investing activity section of the statement of cash flows except for cash flows of certain derivative options with deferred premiums, which are reported in the financing activity section of the statement of cash flows.

   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative or hedged item expires, is sold, terminated, or exercised;
   (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses). The changes in estimated fair value of derivatives previously recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. When the hedged item matures or is sold, or the forecasted transaction is not probable of occurring, the Company immediately reclassifies any remaining balances in OCI to net derivative gains (losses).

   Embedded Derivatives

      The Company has certain insurance and reinsurance contracts that contain embedded derivatives which are required to be separated from their host contracts and reported as derivatives. These host contracts include:
   variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; index-linked annuities that are directly written or assumed through reinsurance; and ceded reinsurance of variable annuity
   GMIBs. Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the consolidated balance sheets.
   Changes in the estimated fair value of the embedded derivative are reported in net derivative gains (losses).

      See "-- Variable Annuity Guarantees," "-- Index-Linked Annuities" and "--
   Reinsurance" for additional information on the accounting policies for embedded derivatives bifurcated from variable annuity and reinsurance host contracts.

                                      15

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

  Fair Value

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

     In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

  Separate Accounts

     Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets in separate accounts supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

     Separate accounts that do not pass all investment performance to the contract holder, including those underlying certain index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders as investment options in its separate accounts. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

  Income Tax

     Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse
  Financial in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards
  Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes
  ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies
  ASC 740 to the stand-alone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a stand-alone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances.
  When making such determination, the Company considers many factors, including the jurisdiction in which the deferred tax asset was generated, the length of time that carryforward can be utilized in the various taxing jurisdictions, future taxable income exclusive of reversing temporary differences and carryforwards, future reversals of existing taxable temporary differences, taxable income in prior carryback years, tax planning strategies and the nature, frequency, and amount of cumulative financial reporting income and losses in recent years.

     The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

                                      16

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

  Litigation Contingencies

     The Company is a party to a number of legal actions and may be involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Brighthouse Services, LLC ("Brighthouse Services"), an affiliate, sponsors qualified and non-qualified defined contribution plans, and New
   England Life Insurance Company ("NELICO"), an affiliate, sponsors certain frozen defined benefit pension and postretirement plans. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASUs") to the FASB Accounting Standards Codification. The
Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. There were no ASUs adopted during 2019 that had a material impact on the Company's financial statements.

                                      17

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

   ASUs issued but not yet adopted as of December 31, 2019 are summarized in the table below.

Standard                             Description                 Effective Date     Impact on Financial Statements
--------------------------------------------------------------------------------------------------------------------
ASU 2018-12, Financial  The amendments to Topic 944 will       January 1, 2022     The Company is in the early
Services - Insurance    result in significant changes to the                       stages of evaluating the new
(Topic 944): Targeted   accounting for long-duration                               guidance and therefore is
Improvements to the     insurance contracts. These changes                         unable to estimate the impact to
Accounting for Long-    (1) require all guarantees that                            its financial statements. The
Duration Contracts      qualify as market risk benefits to be                      most significant impact is
                        measured at fair value, (2) require                        expected to be the measurement
                        more frequent updating of assumptions                      of liabilities for variable
                        and modify existing discount rate                          annuity guarantees.
                        requirements for certain insurance
                        liabilities, (3) modify the methods
                        of amortization for DAC, and
                        (4) require new qualitative and
                        quantitative disclosures around
                        insurance contract asset and
                        liability balances and the judgments,
                        assumptions and methods used to
                        measure those balances. The market
                        risk benefit guidance is required to
                        be applied on a retrospective basis,
                        while the changes to guidance for
                        insurance liabilities and DAC may be
                        applied to existing carrying amounts
                        on the effective date or on a
                        retrospective basis.
--------------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial  The amendments to Topic 326 replace    January 1, 2020     The adoption of this new
Instruments - Credit    the incurred loss impairment           using the modified  guidance will not have a
Losses (Topic 326):     methodology for certain financial      retrospective       material impact on the
Measurement of Credit   instruments with one that reflects     method (with        Company's financial
Losses on Financial     expected credit losses based on        early adoption      statements.
Instruments             historical loss information, current   permitted
                        conditions, and reasonable and         beginning
                        supportable forecasts. The new         January 1, 2019)
                        guidance also requires that an OTTI
                        on a debt security will be recognized
                        as an allowance going forward, such
                        that improvements in expected future
                        cash flows after an impairment will
                        no longer be reflected as a
                        prospective yield adjustment through
                        net investment income, but rather a
                        reversal of the previous impairment
                        and recognized through realized
                        investment gains and losses.
--------------------------------------------------------------------------------------------------------------------

2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off.
In addition, the Company reports certain of its results of operations in
Corporate & Other.

  Annuities

     The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

  Life

     The Life segment consists of insurance products and services, including term, universal, whole and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

  Run-off

     The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

  Corporate & Other

     Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes long-term care and workers' compensation business reinsured through 100%
  quota share reinsurance agreements and term life insurance sold direct to consumers, which is no longer being offered for new sales.

                                      18

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results.
Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss) attributable to
Brighthouse Life Insurance Company and excludes net income (loss) attributable to noncontrolling interests.

   Adjusted earnings, which may be positive or negative, focuses on the
Company's primary businesses principally by excluding the impact of market volatility, which could distort trends.

   The following are significant items excluded from total revenues, net of income tax, in calculating adjusted earnings:

   .   Net investment gains (losses);

   .   Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

   .   Certain variable annuity GMIB fees ("GMIB Fees") and amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses).

   The following are significant items excluded from total expenses, net of income tax, in calculating adjusted earnings:

   .   Amounts associated with benefits related to GMIBs ("GMIB Costs");

   .   Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

   .   Amortization of DAC and VOBA related to: (i) net investment gains
       (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB
       Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above is calculated net of the statutory tax rate, which could differ from the Company's effective tax rate.

   The segment accounting policies are the same as those used to prepare the
Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the methods of capital allocation described below.

   Segment investment and capitalization targets are based on statutory oriented risk principles and metrics. Segment invested assets backing liabilities are based on net statutory liabilities plus excess capital. For the variable annuity business, the excess capital held is based on the target statutory total asset requirement consistent with the Company's variable annuity risk management strategy. For insurance businesses other than variable annuities, excess capital held is based on a percentage of required statutory risk-based capital ("RBC"). Assets in excess of those allocated to the segments, if any, are held in Corporate & Other. Segment net investment income reflects the performance of each segment's respective invested assets.

                                      19

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

   Set forth in the tables below are the operating results with respect to the
Company's segments, as well as Corporate & Other, for the years ended
December 31, 2019, 2018 and 2017 and at December 31, 2019 and 2018.

                                                                                            Operating Results
                                                                         -------------------------------------------------------
                                                                                                           Corporate
 Year Ended December 31, 2019                                            Annuities    Life      Run-off     & Other        Total
-----------------------------------------------------------------------  ---------- --------- ----------  ----------  ----------
                                                                                              (In millions)
Pre-tax adjusted earnings............................................... $    1,233 $     239 $     (580) $     (234) $      658
Provision for income tax expense (benefit)..............................        230        49       (126)       (112)         41
                                                                         ---------- --------- ----------  ----------  ----------
Post-tax adjusted earnings..............................................      1,003       190       (454)       (122)        617
Less: Net income (loss) attributable to noncontrolling interests........         --        --         --           1           1
                                                                         ---------- --------- ----------  ----------  ----------
 Adjusted earnings...................................................... $    1,003 $     190 $     (454) $     (123)        616
                                                                         ========== ========= ==========  ==========
Adjustments for:
Net investment gains (losses)...........................................                                                      92
Net derivative gains (losses)...........................................                                                  (2,046)
Other adjustments to net income (loss)..................................                                                     150
Provision for income tax (expense) benefit..............................                                                     379
                                                                                                                      ----------
Net income (loss) attributable to Brighthouse Life Insurance Company....                                              $     (809)
                                                                                                                      ==========
Interest revenue........................................................ $    1,798 $     376 $    1,265  $       53
Interest expense........................................................ $       -- $      -- $       --  $       60

                                                                                                           Corporate
 Balance at December 31, 2019                                            Annuities    Life      Run-off     & Other     Total
-----------------------------------------------------------------------  ---------- --------- ----------  ----------  ----------
                                                                                              (In millions)
Total assets............................................................ $  152,740 $  16,389 $   35,132  $   11,892  $  216,153
Separate account assets................................................. $   95,524 $   2,043 $    2,101  $       --  $   99,668
Separate account liabilities............................................ $   95,524 $   2,043 $    2,101  $       --  $   99,668

                                      20

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

                                                                                           Operating Results
                                                                       ---------------------------------------------------------
                                                                                                          Corporate
 Year Ended December 31, 2018                                          Annuities     Life      Run-off     & Other        Total
---------------------------------------------------------------------  ---------- ---------  ----------  ----------  -----------
                                                                                             (In millions)
Pre-tax adjusted earnings............................................. $    1,179 $     211  $      (58) $     (229) $     1,103
Provision for income tax expense (benefit)............................        201        43         (14)        (73)         157
                                                                       ---------- ---------  ----------  ----------  -----------
Post-tax adjusted earnings............................................        978       168         (44)       (156)         946
Less: Net income (loss) attributable to noncontrolling interests......         --        --          --           1            1
                                                                       ---------- ---------  ----------  ----------  -----------
 Adjusted earnings.................................................... $      978 $     168  $      (44) $     (157)         945
                                                                       ========== =========  ==========  ==========
Adjustments for:
Net investment gains (losses).........................................                                                      (204)
Net derivative gains (losses).........................................                                                       745
Other adjustments to net income (loss)................................                                                      (523)
Provision for income tax (expense) benefit............................                                                         4
                                                                                                                     -----------
Net income (loss) attributable to Brighthouse Life Insurance Company..                                               $       967
                                                                                                                     ===========
Interest revenue...................................................... $    1,523 $     373  $    1,309  $       44
Interest expense...................................................... $       -- $      --  $       --  $        6

                                                                                                          Corporate
 Balance at December 31, 2018                                          Annuities     Life      Run-off     & Other      Total
---------------------------------------------------------------------  ---------- ---------  ----------  ----------  -----------
                                                                                             (In millions)
Total assets.......................................................... $  137,079 $  14,928  $   32,390  $   11,433  $   195,830
Separate account assets............................................... $   88,138 $   1,732  $    1,641  $       --  $    91,511
Separate account liabilities.......................................... $   88,138 $   1,732  $    1,641  $       --  $    91,511

                                                                                           Operating Results
                                                                       ---------------------------------------------------------
                                                                                                          Corporate
 Year Ended December 31, 2017                                          Annuities     Life      Run-off     & Other      Total
---------------------------------------------------------------------  ---------- ---------  ----------  ----------  -----------
                                                                                             (In millions)
Pre-tax adjusted earnings............................................. $    1,230 $     (68) $     (466) $     (114) $       582
Provision for income tax expense (benefit)............................        323       (30)       (172)        338          459
                                                                       ---------- ---------  ----------  ----------  -----------
Post-tax adjusted earnings............................................        907       (38)       (294)       (452)         123
Less: Net income (loss) attributable to noncontrolling interests......         --        --          --          --           --
                                                                       ---------- ---------  ----------  ----------  -----------
 Adjusted earnings.................................................... $      907 $     (38) $     (294) $     (452)         123
                                                                       ========== =========  ==========  ==========
Adjustments for:
Net investment gains (losses).........................................                                                       (27)
Net derivative gains (losses).........................................                                                    (1,468)
Other adjustments to net income (loss)................................                                                      (708)
Provision for income tax (expense) benefit............................                                                     1,197
                                                                                                                     -----------
Net income (loss) attributable to Brighthouse Life Insurance Company..                                               $      (883)
                                                                                                                     ===========
Interest revenue...................................................... $    1,263 $     300  $    1,399  $      142
Interest expense...................................................... $       -- $      (4) $       23  $       39

                                      21

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:

                                                                               Years Ended December 31,
                                                                       ---------------------------------------
                                                                           2019          2018         2017
                                                                       ------------  ------------ ------------
                                                                                    (In millions)
Annuities............................................................. $      4,062  $      3,921 $      3,721
Life..................................................................        1,115         1,160        1,036
Run-off...............................................................        2,009         2,112        2,148
Corporate & Other.....................................................          145           147          250
Adjustments...........................................................       (1,704)          782       (1,357)
                                                                       ------------  ------------ ------------
   Total.............................................................. $      5,627  $      8,122 $      5,798
                                                                       ============  ============ ============

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product group:

                                                                              Years Ended December 31,
                                                                       --------------------------------------
                                                                           2019         2018         2017
                                                                       ------------ ------------ ------------
                                                                                   (In millions)
Annuity products...................................................... $      2,522 $      2,662 $      2,729
Life insurance products...............................................        1,561        1,677        1,587
Other products........................................................           12            7            4
                                                                       ------------ ------------ ------------
   Total.............................................................. $      4,095 $      4,346 $      4,320
                                                                       ============ ============ ============

   Substantially all of the Company's premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any individual customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2019, 2018 and 2017.

3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed
MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South
Carolina, MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse
Life Insurance Company (the "Contribution Transactions"). The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of
Delaware ("BRCD"), and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion.
The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution
Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost.
The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

                                      22

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                                              December 31,
                                                                       ---------------------------
                                                                           2019          2018
                                                                       ------------- -------------
                                                                              (In millions)
Annuities............................................................. $      43,731 $      37,266
Life..................................................................         7,507         7,336
Run-off...............................................................        28,064        25,447
Corporate & Other.....................................................         7,701         7,597
                                                                       ------------- -------------
   Total.............................................................. $      87,003 $      77,646
                                                                       ============= =============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

Assumptions for Future Policyholder Benefits and Policyholder Account Balances

   For non-participating term and whole life insurance, assumptions for mortality and persistency are based upon the Company's experience. Interest rate assumptions for the aggregate future policy benefit liabilities range from
3% to 8%. The liability for single premium immediate annuities is based on the present value of expected future payments using the Company's experience for mortality assumptions, with interest rate assumptions used in establishing such liabilities ranging from 2% to 8%.

   Participating whole life insurance uses an interest assumption based upon non-forfeiture interest rate of 4% and mortality rates guaranteed in calculating the cash surrender values described in such contracts, and also includes a liability for terminal dividends. Participating whole life insurance represented 3% of the Company's life insurance in-force at both December 31,
2019 and 2018, and 38% of gross traditional life insurance premiums for each of the years ended December 31, 2019, 2018 and 2017.

   The liability for future policyholder benefits for long-term disability
(included in the Life segment) and long-term care insurance (included in the
Run-off segment) includes assumptions based on the Company's experience for future morbidity, withdrawals and interest. Interest rate assumptions used for long-term disability in establishing such liabilities range from 4% to 7%.
Claim reserves for these products include best estimate assumptions for claim terminations, expenses and interest. Interest rate assumptions used for establishing long-term care claim liabilities range from 3% to 6%.

   Policyholder account balances liabilities for deferred annuities and universal life insurance have interest credited rates ranging from 1% to 7%.

Guarantees

   The Company issues variable annuity contracts with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
8.

   The assumptions for GMDBs and GMIBs included in future policyholder benefits include projected separate account rates of return, general account investment returns, interest crediting rates, mortality, in-force or persistency, benefit elections and withdrawals, and expenses to administer business. GMIBs also include an assumption for the percentage of the potential annuitizations that may be elected by the contract holder, while GMWBs include assumptions for withdrawals.

   The Company also has universal and variable life insurance contracts with secondary guarantees.

   See Note 1 for more information on GMDBs and GMIBs accounted for as insurance liabilities.

                                      23

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)

   Information regarding the liabilities for guarantees (excluding policyholder account balances and embedded derivatives) relating to variable annuity contracts and universal and variable life insurance contracts was as follows:

                                                               Universal and
                                                                  Variable
                                 Variable Annuity Contracts    Life Contracts
                               ------------------------------  --------------
                                                                 Secondary
                                    GMDBs           GMIBs        Guarantees         Total
                               --------------  --------------  --------------  --------------
                                                        (In millions)
Direct
Balance at January 1, 2017.... $        1,106  $        2,206  $        3,540  $        6,852
Incurred guaranteed benefits..            367             344             692           1,403
Paid guaranteed benefits......            (57)             --              --             (57)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2017..          1,416           2,550           4,232           8,198
Incurred guaranteed benefits..            183             358             483           1,024
Paid guaranteed benefits......            (56)             --              --             (56)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2018..          1,543           2,908           4,715           9,166
Incurred guaranteed benefits..            142             168             874           1,184
Paid guaranteed benefits......            (89)             --              --             (89)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2019.. $        1,596  $        3,076  $        5,589  $       10,261
                               ==============  ==============  ==============  ==============
Net Ceded/(Assumed)
Balance at January 1, 2017.... $          (45) $          (19) $        1,105  $        1,041
Incurred guaranteed benefits..             94             (28)           (159)            (93)
Paid guaranteed benefits......            (55)             --              --             (55)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2017..             (6)            (47)            946             893
Incurred guaranteed benefits..             48              (3)             18              63
Paid guaranteed benefits......            (54)             --              --             (54)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2018..            (12)            (50)            964             902
Incurred guaranteed benefits..             84              (1)            119             202
Paid guaranteed benefits......            (87)             --              --             (87)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2019.. $          (15) $          (51) $        1,083  $        1,017
                               ==============  ==============  ==============  ==============
Net
Balance at January 1, 2017.... $        1,151  $        2,225  $        2,435  $        5,811
Incurred guaranteed benefits..            273             372             851           1,496
Paid guaranteed benefits......             (2)             --              --              (2)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2017..          1,422           2,597           3,286           7,305
Incurred guaranteed benefits..            135             361             465             961
Paid guaranteed benefits......             (2)             --              --              (2)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2018..          1,555           2,958           3,751           8,264
Incurred guaranteed benefits..             58             169             755             982
Paid guaranteed benefits......             (2)             --              --              (2)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2019.. $        1,611  $        3,127  $        4,506  $        9,244
                               ==============  ==============  ==============  ==============

                                      24

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)

      Information regarding the Company's guarantee exposure was as follows at:

                                                                             December 31,
                                           -----------------------------------------------------------------------------
                                                             2019                                     2018
                                           ------------------------------------     ------------------------------------
                                                In the                At                 In the                At
                                             Event of Death       Annuitization       Event of Death       Annuitization
                                           ----------------     ---------------     ----------------     ---------------
                                                                         (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)...................    $     100,034        $     57,069         $     92,794        $     53,330
Separate account value....................    $      95,430        $     56,027         $     88,065        $     52,225
Net amount at risk........................    $       6,617 (4)    $      4,495 (5)     $     10,945 (4)    $      3,903 (5)
Average attained age of contract holders..         69 years            69 years             69 years            68 years

                                                      December 31,
                                               ---------------------------
                                                   2019          2018
                                               ------------- -------------
                                                  Secondary Guarantees
                                               ---------------------------
                                                  (Dollars in millions)
      Universal Life Contracts
      Total account value (3)................. $       5,957 $       6,099
      Net amount at risk (6).................. $      71,124 $      73,131
      Average attained age of policyholders...      66 years      65 years

      Variable Life Contracts
      Total account value (3)................. $       1,133 $         954
      Net amount at risk (6).................. $      12,082 $      13,040
      Average attained age of policyholders...      45 years      45 years
-------------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                                      25

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)

   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                   ---------------------------
                                       2019          2018
                                   ------------- -------------
                                          (In millions)
                  Fund Groupings:
                  Balanced........ $      62,266 $      58,258
                  Equity..........        25,580        22,292
                  Bond............         7,729         7,592
                  Money Market....            16            17
                                   ------------- -------------
                      Total....... $      95,591 $      88,159
                                   ============= =============

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During each of the years ended December 31, 2019, 2018 and 2017, the Company issued no funding agreements and repaid $6 million. At December 31,
2019 and 2018, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $134 million and $136 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank
("FHLB") of Atlanta and holds common stock in certain regional banks in the
FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2019 and 2018 were $39 million and $64 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Liabilities for FHLB funding agreements at both
December 31, 2019 and 2018 were $595 million.

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the
FHLBs.

   In February 2019, Brighthouse Life Insurance Company entered into a funding agreement program with the Federal Agricultural Mortgage Corporation and its affiliate Farmer Mac Mortgage Securities Corporation ("Farmer Mac"), pursuant to which the parties may agree to enter into funding agreements in an aggregate amount of up to $500 million. The funding agreement program has a term ending on December 1, 2023. Funding agreements are issued to Farmer Mac in exchange for cash. In connection with each funding agreement, Farmer Mac will be granted liens on certain assets, including agricultural loans, to collateralize
Brighthouse Life Insurance Company's obligations under the funding agreements.
Upon any event of default by Brighthouse Life Insurance Company, Farmer Mac's recovery on the collateral is limited to the amount of Brighthouse Life
Insurance Company's liabilities to Farmer Mac. At December 31, 2019, there were no borrowings under this funding agreement program.

                                      26

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other
Intangibles

   See Note 1 for a description of capitalized acquisition costs.

   Information regarding DAC and VOBA was as follows:

                                                                               Years Ended December 31,
                                                                       ----------------------------------------
                                                                           2019          2018          2017
                                                                       ------------  ------------  ------------
                                                                                     (In millions)
DAC:
Balance at January 1,................................................. $      4,518  $      5,015  $      5,667
Capitalizations.......................................................          365           319           256
Amortization related to net investment gains (losses) and net
 derivative gains (losses)............................................          220          (370)          127
All other amortization................................................         (586)         (535)         (958)
                                                                       ------------  ------------  ------------
   Total amortization.................................................         (366)         (905)         (831)
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................         (190)           89           (77)
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................        4,327         4,518         5,015
                                                                       ------------  ------------  ------------
VOBA:
Balance at January 1,.................................................          568           608           672
Amortization related to net investment gains (losses) and net
 derivative gains (losses)............................................           (1)           (1)           (9)
All other amortization................................................          (28)         (105)          (76)
                                                                       ------------  ------------  ------------
 Total amortization...................................................          (29)         (106)          (85)
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................          (57)           66            21
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................          482           568           608
                                                                       ------------  ------------  ------------
Total DAC and VOBA:
Balance at December 31,............................................... $      4,809  $      5,086  $      5,623
                                                                       ============  ============  ============

   Information regarding total DAC and VOBA by segment, as well as Corporate &
Other, was as follows at:

                                                                             December 31,
                                                                       -------------------------
                                                                           2019         2018
                                                                       ------------ ------------
                                                                             (In millions)
Annuities............................................................. $      4,168 $      4,357
Life..................................................................          539          613
Run-off...............................................................            5            5
Corporate & Other.....................................................           97          111
                                                                       ------------ ------------
   Total.............................................................. $      4,809 $      5,086
                                                                       ============ ============

                                      27

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other
Intangibles (continued)

   Information regarding other intangibles was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                          2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
DSI:
Balance at January 1,................................................. $      391  $      411  $      432
Capitalization........................................................          2           2           2
Amortization..........................................................        (36)        (39)        (12)
Unrealized investment gains (losses)..................................          5          17         (11)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $      362  $      391  $      411
                                                                       ==========  ==========  ==========
VODA:
Balance at January 1,................................................. $       91  $      105  $      120
Amortization..........................................................        (13)        (14)        (15)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $       78  $       91  $      105
                                                                       ==========  ==========  ==========
Accumulated amortization.............................................. $      182  $      169  $      155
                                                                       ==========  ==========  ==========

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                                          VOBA        VODA
                                                                       ----------- -----------
                                                                            (In millions)
2020.................................................................. $        69 $        12
2021.................................................................. $        61 $        10
2022.................................................................. $        53 $         9
2023.................................................................. $        46 $         8
2024.................................................................. $        41 $         7

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by NELICO, former affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

                                      28

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by
NELICO. The Company cedes certain fixed rate annuities to unaffiliated third party reinsurers, and assumes certain index-linked annuities from an unaffiliated third party insurer. These reinsurance arrangements are structured on a coinsurance basis and are reported as deposit accounting.

   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The
Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case-by-case basis, the
Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2019, the Company had $6.7 billion of reinsurance recoverables associated with its reinsured long-term care business. The reinsurer has established trust accounts for the Company's benefit to secure their obligations under the reinsurance agreements. Additionally, the Company is indemnified for losses and certain other payment obligations it might incur with respect to such reinsured long-term care insurance business.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process.
Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2019 and 2018, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $5.4 billion and
$5.0 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2019 and 2018, respectively.

   At December 31, 2019, the Company had $13.5 billion of net ceded reinsurance recoverables with third-parties. Of this total, $11.7 billion, or 87%, were with the Company's five largest ceded reinsurers, including $4.0 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2018, the
Company had $12.3 billion of net ceded reinsurance recoverables with third-parties. Of this total, $10.9 billion, or 89%, were with the Company's five largest ceded reinsurers, including $3.8 billion of net ceded reinsurance recoverables which were unsecured.

                                      29

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                           Years Ended December 31,
                                                                       -------------------------------
                                                                            2019       2018       2017
                                                                       ---------  ---------  ---------
                                                                                (In millions)
Premiums
Direct premiums.......................................................   $ 1,597    $ 1,640    $ 1,731
Reinsurance assumed...................................................        15         12         13
Reinsurance ceded.....................................................      (765)      (783)      (916)
                                                                       ---------  ---------  ---------
 Net premiums.........................................................   $   847    $   869    $   828
                                                                       =========  =========  =========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.........   $ 3,432    $ 3,617    $ 3,653
Reinsurance assumed...................................................        79        101        103
Reinsurance ceded.....................................................      (529)      (528)      (600)
                                                                       ---------  ---------  ---------
 Net universal life and investment-type product policy fees...........   $ 2,982    $ 3,190    $ 3,156
                                                                       =========  =========  =========
Other revenues
Direct other revenues.................................................   $   244    $   262    $   260
Reinsurance assumed...................................................         3          2         29
Reinsurance ceded.....................................................        19         23         47
                                                                       ---------  ---------  ---------
 Net other revenues...................................................   $   266    $   287    $   336
                                                                       =========  =========  =========
Policyholder benefits and claims
Direct policyholder benefits and claims...............................   $ 5,267    $ 4,724    $ 5,080
Reinsurance assumed...................................................        70         75         89
Reinsurance ceded.....................................................    (1,799)    (1,619)    (1,575)
                                                                       ---------  ---------  ---------
 Net policyholder benefits and claims.................................   $ 3,538    $ 3,180    $ 3,594
                                                                       =========  =========  =========
Other expenses
Direct other expenses.................................................   $ 1,839    $ 1,812    $ 1,835
Reinsurance assumed...................................................       (10)        (4)        19
Reinsurance ceded.....................................................       (20)       (45)       (21)
                                                                       ---------  ---------  ---------
 Net other expenses...................................................   $ 1,809    $ 1,763    $ 1,833
                                                                       =========  =========  =========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                December 31,
                                                   -----------------------------------------------------------------------
                                                                  2019                                2018
                                                   ---------------------------------- ------------------------------------
                                                                              Total                                Total
                                                                             Balance                              Balance
                                                    Direct   Assumed  Ceded   Sheet    Direct   Assumed   Ceded    Sheet
                                                   -------- -------- ------- -------- -------- --------  -------- --------
                                                                                (In millions)
Assets
Premiums, reinsurance and other receivables....... $    420   $   39 $13,828 $ 14,287 $    384  $    60  $ 12,669 $ 13,113
Liabilities
Policyholder account balances..................... $ 42,062   $3,059 $    -- $ 45,121 $ 37,586  $ 1,744  $     -- $ 39,330
Other policy-related balances..................... $  1,126   $1,675 $    -- $  2,801 $  1,051  $ 1,677  $     -- $  2,728
Other liabilities................................. $  3,410   $   11 $ 1,063 $  4,484 $  2,804  $    (4) $    655 $  3,455

                                      30

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were
$2.0 billion and $1.4 billion at December 31, 2019 and 2018, respectively. The deposit liabilities on reinsurance were $2.4 billion and $1.4 billion at
December 31, 2019 and 2018, respectively.

  Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain
MetLife, Inc. subsidiaries, including Metropolitan Life Insurance Company
("MLIC"), Metropolitan Tower Life Insurance Company, MetLife Reinsurance
Company of Vermont and American Life Insurance Company, all of which were related parties until the completion of the MetLife Divestiture.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Premiums
Reinsurance assumed...................................................       $  5       $   7       $  13
Reinsurance ceded.....................................................         --        (201)       (537)
                                                                       ----------  ----------  ----------
 Net premiums.........................................................       $  5       $(194)      $(524)
                                                                       ==========  ==========  ==========
Universal life and investment-type product policy fees
Reinsurance assumed...................................................       $  6       $  51       $ 103
Reinsurance ceded.....................................................         --           1         (14)
                                                                       ----------  ----------  ----------
 Net universal life and investment-type product policy fees...........       $  6       $  52       $  89
                                                                       ==========  ==========  ==========
Other revenues
Reinsurance assumed...................................................       $  3       $   2       $  29
Reinsurance ceded.....................................................         --          18          44
                                                                       ----------  ----------  ----------
 Net other revenues...................................................       $  3       $  20       $  73
                                                                       ==========  ==========  ==========
Policyholder benefits and claims
Reinsurance assumed...................................................       $ 34       $  52       $  87
Reinsurance ceded.....................................................         --        (178)       (420)
                                                                       ----------  ----------  ----------
 Net policyholder benefits and claims.................................       $ 34       $(126)      $(333)
                                                                       ==========  ==========  ==========
Other expenses
Reinsurance assumed...................................................       $(32)      $ (13)      $  18
Reinsurance ceded.....................................................         --          (5)         --
                                                                       ----------  ----------  ----------
 Net other expenses...................................................       $(32)      $ (18)      $  18
                                                                       ==========  ==========  ==========

                                      31

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                                                    December 31,
                                                                       ---------------------------------------
                                                                               2019                2018
                                                                       -------------------- ------------------
                                                                         Assumed      Ceded   Assumed    Ceded
                                                                       ---------  --------- ---------  -------
                                                                                    (In millions)
Assets
Premiums, reinsurance and other receivables...........................      $ 26        $--      $ 21      $--
Liabilities
Policyholder account balances.........................................      $443        $--      $386      $--
Other policy-related balances.........................................      $ 11        $--      $ 14      $--
Other liabilities.....................................................      $(21)       $--      $(38)     $--

   The Company assumes risks from NELICO related to guaranteed minimum benefits written directly by the cedent. The assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the agreements are included within policyholder account balances and were $443 million and $386 million at December 31, 2019 and 2018, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($53) million, $53 million and $67 million for the years ended
December 31, 2019, 2018 and 2017, respectively. In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. At the time of the novation and assignment, the transaction resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of
$68 million. The Company recognized no gain or loss as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. The ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). Net derivative gains (losses) associated with the embedded derivatives were less than $1 million and ($126) million for the years ended December 31, 2018 and 2017, respectively.

   In May 2017, the Company recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million.
The Company recognized a gain of $17 million, net of income tax, as a result of this reinsurance termination.

   The Company previously assumed risks from MLIC related to guaranteed minimum benefits written directly by MLIC. The assumed reinsurance agreement contained embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). Net derivative gains (losses) associated with the embedded derivatives were $110 million for the year ended December 31,
2017. In January 2017, MLIC recaptured these risks which resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017.
The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to
MLIC. This recapture resulted in a decrease in cash and cash equivalents of
$150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. There were no deposit assets on related party reinsurance at both December 31, 2019 and 2018. The deposit liabilities on related party reinsurance were $164 million and $174 million at December 31,
2019 and 2018, respectively.

                                      32

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

   The following table presents the fixed maturity securities AFS by sector at:

                                   December 31, 2019                             December 31, 2018
                     --------------------------------------------- ---------------------------------------------
                                   Gross Unrealized                              Gross Unrealized
                               ------------------------                      ------------------------
                                                  OTTI   Estimated                              OTTI   Estimated
                     Amortized         Temporary Losses    Fair    Amortized         Temporary Losses    Fair
                       Cost     Gains   Losses    (1)      Value     Cost     Gains   Losses    (1)      Value
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
                                                            (In millions)
Fixed maturity
 securities:
U.S. corporate......  $ 27,841 $ 2,815      $ 65  $  --   $ 30,591  $ 23,902 $   816  $    659  $  --   $ 24,059
Foreign corporate...     9,017     736        67     --      9,686     8,044     157       306     --      7,895
RMBS................     8,600     440        14     (4)     9,030     8,309     246       122     (2)     8,435
U.S. government and
 agency.............     5,396   1,848        --     --      7,244     7,503   1,251       110     --      8,644
CMBS................     5,460     263         9     --      5,714     5,177      42        87     (1)     5,133
State and political
 subdivision........     3,326     687         2     --      4,011     3,202     399        15     --      3,586
ABS.................     1,940      21        11     --      1,950     2,120      13        22     --      2,111
Foreign government..     1,503     250         2     --      1,751     1,415     101        31     --      1,485
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
 Total fixed
   maturity
   securities.......  $ 63,083 $ 7,060      $170  $  (4)  $ 69,977  $ 59,672 $ 3,025  $  1,352  $  (3)  $ 61,348
                     ========= ======= ========= ======  ========= ========= ======= ========= ======  =========
--------

(1) Noncredit OTTI losses included in accumulated other comprehensive income
    (loss) ("AOCI") in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities.

     The Company held no non-income producing fixed maturity securities at
  December 31, 2019. The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million at
  December 31, 2018.

  Maturities of Fixed Maturity Securities

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2019:

                                                          Due After Five
                                            Due After One     Years                                Total Fixed
                                Due in One  Year Through   Through Ten   Due After Ten Structured   Maturity
                               Year or Less  Five Years       Years          Years     Securities  Securities
                               ------------ ------------- -------------- ------------- ----------- -----------
                                                                (In millions)
Amortized cost................ $      1,682  $      6,815  $      12,485 $      26,101 $    16,000 $    63,083
Estimated fair value.......... $      1,691  $      7,038  $      13,343 $      31,211 $    16,694 $    69,977

     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

                                      33

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

     The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                           December 31, 2019                             December 31, 2018
                               --------------------------------------------- ------------------------------------------------
                                                    Equal to or Greater than                      Equal to or Greater than 12
                               Less than 12 Months       12 Months           Less than 12 Months         Months
                               -------------------- ------------------------ -------------------- ---------------------------
                               Estimated   Gross    Estimated     Gross      Estimated   Gross    Estimated       Gross
                                 Fair    Unrealized   Fair      Unrealized     Fair    Unrealized   Fair        Unrealized
                                 Value     Losses     Value       Losses       Value     Losses     Value         Losses
                               --------- ---------- ---------   ----------   --------- ---------- ----------    ----------
                                                              (Dollars in millions)
Fixed maturity securities:
U.S. corporate................  $  1,931  $      43  $    320    $      22   $  10,450   $    465 $    2,290    $      194
Foreign corporate.............       577         12       510           55       3,916        199        746           107
RMBS..........................       802          6       346            4       1,550         21      2,567            99
U.S. government and agency....        14         --        --           --         359          7      1,355           103
CMBS..........................       552          7       171            2       2,264         52        800            34
State and political
 subdivision..................       120          2         8           --         346          7        158             8
ABS...........................       358          2       676            9       1,407         21         70             1
Foreign government............        65          2        --           --         520         25        132             6
                               --------- ---------- ---------   ----------   --------- ---------- ----------    ----------
 Total fixed maturity
   securities.................  $  4,419  $      74  $  2,031    $      92   $  20,812   $    797 $    8,118    $      552
                               ========= ========== =========   ==========   ========= ========== ==========    ==========
 Total number of securities
   in an unrealized loss
   position...................       686                  297                    2,988                 1,022
                               =========            =========                =========            ==========

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS
Securities

  Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the
  Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     For securities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either: (i) the Company has the intent to sell the security;
  or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                                      34

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Current Period Evaluation

     Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the
  Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2019.

     Gross unrealized losses on fixed maturity securities decreased
  $1.2 billion during the year ended December 31, 2019 to $166 million. The decrease in gross unrealized losses for the year ended December 31, 2019, was primarily attributable to decreasing longer-term interest rates and narrowing credit spreads.

     At December 31, 2019, $9 million of the total $166 million of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

     Mortgage loans are summarized as follows at:

                                                          December 31,
                                         -----------------------------------------------
                                                  2019                    2018
                                         ----------------------- -----------------------
                                          Carrying      % of      Carrying      % of
                                           Value        Total      Value        Total
                                         ----------- ----------- ----------- -----------
                                                      (Dollars in millions)
Mortgage loans:
Commercial.............................. $     9,694       61.9% $     8,502       62.6%
Agricultural............................       3,326        21.2       2,874        21.1
Residential.............................       2,708        17.3       2,276        16.7
                                         ----------- ----------- ----------- -----------
 Subtotal (1)...........................      15,728       100.4      13,652       100.4
Valuation allowances (2)................        (64)       (0.4)        (56)       (0.4)
                                         ----------- ----------- ----------- -----------
 Total mortgage loans, net.............. $    15,664      100.0% $    13,596      100.0%
                                         =========== =========== =========== ===========
----------

(1) Purchases of mortgage loans from third parties were $962 million and
    $1.9 billion for the years ended December 31, 2019 and 2018, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation
    (non-specific loan related).

     Information on commercial, agricultural and residential mortgage loans is presented in the tables below.

  Valuation Allowance Methodology

      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price.
   A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

                                      35

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Credit Quality of Commercial Mortgage Loans

      The credit quality of commercial mortgage loans was as follows at:

                                         Recorded Investment
                       --------------------------------------------------------
                           Debt Service Coverage Ratios                           Estimated
                       -------------------------------------             % of      Fair       % of
                           1.20x   1.00x - 1.20x    < 1.00x     Total    Total    Value       Total
                       ---------- --------------- ---------- --------- -------- ----------- --------
                                                   (Dollars in millions)
December 31, 2019
Loan-to-value ratios:
Less than 65%.........     $8,300            $272       $158    $8,730    90.1%     $ 9,142    90.2%
65% to 75%............        746              26          8       780      8.0         805      8.0
76% to 80%............        184              --         --       184      1.9         184      1.8
                       ---------- --------------- ---------- --------- -------- ----------- --------
    Total.............     $9,230            $298       $166    $9,694   100.0%     $10,131   100.0%
                       ========== =============== ========== ========= ======== =========== ========
December 31, 2018
Loan-to-value ratios:
Less than 65%.........     $7,444            $ 89       $ 34    $7,567    89.0%     $ 7,642    89.0%
65% to 75%............        762              --         24       786      9.2         797      9.3
76% to 80%............        141              --          8       149      1.8         145      1.7
                       ---------- --------------- ---------- --------- -------- ----------- --------
    Total.............     $8,347            $ 89       $ 66    $8,502   100.0%     $ 8,584   100.0%
                       ========== =============== ========== ========= ======== =========== ========

  Credit Quality of Agricultural Mortgage Loans

      The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                               -----------------------------------------
                                       2019                 2018
                               -------------------- --------------------
                                 Recorded    % of     Recorded    % of
                                 Investment   Total   Investment   Total
                               ------------ ------- ------------ -------
                                         (Dollars in millions)
        Loan-to-value ratios:
        Less than 65%.........       $3,130   94.1%       $2,551   88.8%
        65% to 75%............          196     5.9          322    11.2
        76% to 80%............           --      --            1      --
                               ------------ ------- ------------ -------
            Total.............       $3,326  100.0%       $2,874  100.0%
                               ============ ======= ============ =======

      The estimated fair value of agricultural mortgage loans was $3.4 billion and $2.9 billion at December 31, 2019 and 2018, respectively.

                                      36

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Credit Quality of Residential Mortgage Loans

      The credit quality of residential mortgage loans was as follows at:

                                                     December 31,
                         ---------------------------------------------------------------------
                                        2019                               2018
                         ---------------------------------- ----------------------------------
                           Recorded Investment   % of Total   Recorded Investment   % of Total
                         --------------------- ------------ --------------------- ------------
                                                 (Dollars in millions)
Performance indicators:
Performing..............                $2,671        98.6%                $2,240        98.4%
Nonperforming...........                    37          1.4                    36          1.6
                         --------------------- ------------ --------------------- ------------
    Total...............                $2,708       100.0%                $2,276       100.0%
                         ===================== ============ ===================== ============

     The estimated fair value of residential mortgage loans was $2.8 billion and $2.3 billion at December 31, 2019 and 2018, respectively.

  Past Due, Nonaccrual and Modified Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
  December 31, 2019 and 2018. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans --
  90 days. The Company had no commercial mortgage loans past due or in nonaccrual status at either December 31, 2019 or 2018. Agricultural mortgage loans past due and in nonaccrual status totaled $21 million at December 31,
  2019. The Company had less than $1 million past due and no agricultural mortgage loans in nonaccrual status at December 31, 2018. Residential mortgage loans past due and in nonaccrual status totaled $37 million and
  $36 million at December 31, 2019 and 2018, respectively. During the years ended December 31, 2019 and 2018, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values comprise over
90% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values. Other invested assets also includes tax credit and renewable energy partnerships, leveraged leases and
FHLB stock.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                                      37

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

   The components of net unrealized investment gains (losses), included in
AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2019      2018      2017
                                                             --------  --------  --------
                                                                     (In millions)
Fixed maturity securities...................................  $ 6,894    $1,679   $ 4,724
Equity securities...........................................       --        --        39
Derivatives.................................................      232       253       231
Other.......................................................      (15)      (15)       (8)
                                                             --------  --------  --------
 Subtotal...................................................    7,111     1,917     4,986
                                                             --------  --------  --------
Amounts allocated from:
Future policy benefits......................................   (2,691)     (885)   (2,370)
DAC, VOBA and DSI...........................................     (332)      (90)     (262)
                                                             --------  --------  --------
 Subtotal...................................................   (3,023)     (975)   (2,632)
Deferred income tax benefit (expense).......................     (859)     (198)     (494)
                                                             --------  --------  --------
 Net unrealized investment gains (losses)...................  $ 3,229    $  744   $ 1,860
                                                             ========  ========  ========

   The changes in net unrealized investment gains (losses) were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2019      2018      2017
                                                             --------  --------  --------
                                                                     (In millions)
Balance, December 31,.......................................  $   744   $ 1,860   $ 1,277
Unrealized investment gains (losses) change due to
 cumulative effect, net of income tax.......................       --       (79)       --
                                                             --------  --------  --------
Balance at January 1,.......................................      744     1,781     1,277
Unrealized investment gains (losses) during the year........    5,194    (2,990)    1,939
Unrealized investment gains (losses) relating to:
Future policy benefits......................................   (1,806)    1,485    (1,448)
DAC, VOBA and DSI...........................................     (242)      172       (67)
Deferred income tax benefit (expense).......................     (661)      296       159
                                                             --------  --------  --------
Balance at December 31,.....................................  $ 3,229   $   744   $ 1,860
                                                             ========  ========  ========
Change in net unrealized investment gains (losses)..........  $ 2,485   $(1,037)  $   583
                                                             ========  ========  ========

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both
December 31, 2019 and 2018.

                                      38

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Securities Lending

   Elements of the securities lending program are presented below at:

                                                                 December 31,
                                                             ---------------------
                                                                   2019       2018
                                                             ---------- ----------
                                                                 (In millions)
Securities on loan: (1)
 Amortized cost.............................................     $2,031     $3,056
 Estimated fair value.......................................     $2,996     $3,628
Cash collateral received from counterparties (2)............     $3,074     $3,646
Security collateral received from counterparties (3)........     $   --     $   55
Reinvestment portfolio -- estimated fair value..............     $3,174     $3,658
-------------

(1) Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                  December 31, 2019                      December 31, 2018
                                         -------------------------------------- --------------------------------------
                                         Remaining Tenor of Securities          Remaining Tenor of Securities
                                             Lending Agreements                     Lending Agreements
                                         -----------------------------          -----------------------------
                                                     1 Month  1 to 6                        1 Month  1 to 6
                                          Open (1)  or Less    Months     Total  Open (1)  or Less    Months     Total
                                         ---------  --------  -------  -------- ---------  --------  -------  --------
                                                                      (In millions)
U.S. government and agency..............    $1,279    $1,094     $701    $3,074    $1,474    $1,823     $349    $3,646
-------------

(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2019 was $1.2 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. and foreign corporate securities, ABS, non-agency RMBS and U.S. government and agency securities) with 54% invested in agency RMBS, cash and cash equivalents and U.S. government and agency securities at December 31, 2019. If the securities on loan or the reinvestment portfolio become less liquid, the
Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the
Company.

                                      39

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                                             December 31,
                                                                                           -----------------
                                                                                               2019     2018
                                                                                           -------- --------
                                                                                             (In millions)
Invested assets on deposit (regulatory deposits) (1)......................................  $ 9,345  $ 8,172
Invested assets held in trust (reinsurance agreements) (2)................................    4,561    3,455
Invested assets pledged as collateral (3).................................................    3,640    3,340
                                                                                           -------- --------
 Total invested assets on deposit, held in trust and pledged as collateral................  $17,546  $14,967
                                                                                           ======== ========
-------------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policyholder liabilities, of which $69 million and $55 million of the assets on deposit balance represents restricted cash at December 31, 2019 and 2018, respectively.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $124 million and $87 million of the assets held in trust balance represents restricted cash at
    December 31, 2019 and 2018, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the
Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI investments had an outstanding principal and interest balance of $926 million and $1.1 billion at December 31, 2019 and 2018, respectively, which represents the contractually required principal and accrued interest, whether or not currently due; and a carrying value (estimated fair value of the investments plus accrued interest) of $761 million and
$860 million at December 31, 2019 and 2018, respectively. Accretion of accretable yield on PCI investments recognized in earnings were $44 million and
$62 million for the years ended December 31, 2019 and 2018, respectively.
Purchases of PCI investments were insignificant in both of the years ended
December 31, 2019 and 2018.

Collectively Significant Equity Method Investments

   The Company holds investments in limited partnerships and LLCs consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.4 billion at December 31, 2019. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of
$1.5 billion at December 31, 2019. The Company's investments in limited partnerships and LLCs are generally of a passive nature in that the Company does not participate in the management of the entities.

                                      40

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss)
for each of the years ended 2019, 2018, and 2017. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2019, 2018 and 2017. Aggregate total assets of these entities totaled $403.6 billion and $344.6 billion at December 31, 2019 and 2018, respectively. Aggregate total liabilities of these entities totaled
$52.7 billion and $30.1 billion at December 31, 2019 and 2018, respectively.
Aggregate net income (loss) of these entities totaled $33.3 billion,
$33.3 billion and $36.2 billion for the years ended December 31, 2019, 2018 and
2017, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

     The Company has invested in legal entities that are variable interest entities ("VIEs"). VIEs are consolidated when the investor is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits that could potentially be significant to the VIE.

     There were no material VIEs for which the Company has concluded that it is the primary beneficiary at December 31, 2019 or 2018.

     The Company's investments in unconsolidated VIEs are described below.

  Fixed Maturity Securities

     The Company invests in U.S. corporate bonds, foreign corporate bonds, and
  Structured Securities, issued by VIEs. The Company is not obligated to provide any financial or other support to these VIEs, other than the original investment. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer, or investment manager, which are generally viewed as having the power to direct the activities that most significantly impact the economic performance of the VIE, nor does the
  Company function in any of these roles. The Company does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity; as a result, the Company has determined it is not the primary beneficiary, or consolidator, of the
  VIE. The Company's maximum exposure to loss on these fixed maturity securities is limited to the amortized cost of these investments. See "--
  Fixed Maturity Securities AFS" for information on these securities.

  Limited Partnerships and LLCs

     The Company holds investments in certain limited partnerships and LLCs which are VIEs. These ventures include limited partnerships, LLCs, private equity funds, hedge funds, and to a lesser extent tax credit and renewable energy partnerships. The Company is not considered the primary beneficiary, or consolidator, when its involvement takes the form of a limited partner interest and is restricted to a role of a passive investor, as a limited partner's interest does not provide the Company with any substantive kick-out or participating rights, nor does it provide the Company with the power to direct the activities of the fund. The Company's maximum exposure to loss on these investments is limited to: (i) the amount invested in debt or equity of the VIE and (ii) commitments to the VIE, as described in Note 14.

                                      41

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

     The carrying amount and maximum exposure to loss related to the VIEs in which the Company concluded that it holds a variable interest, but is not the primary beneficiary, were as follows at:

                                                                               December 31,
                                                             -------------------------------------------------
                                                                       2019                     2018
                                                             ------------------------ ------------------------
                                                                              Maximum                  Maximum
                                                                 Carrying  Exposure       Carrying  Exposure
                                                                Amount    to Loss (1)    Amount    to Loss (1)
                                                             ------------ ----------- ------------ -----------
                                                                               (In millions)
Fixed maturity securities...................................      $12,959     $12,317      $12,848     $12,848
Limited partnerships and LLCs...............................        1,892       3,065        1,743       3,130
                                                             ------------ ----------- ------------ -----------
   Total....................................................      $14,851     $15,382      $14,591     $15,978
                                                             ============ =========== ============ ===========

Net Investment Income

   The components of net investment income were as follows:

                                                                 Years Ended December 31,
                                                             --------------------------------
                                                                   2019       2018       2017
                                                             ---------- ---------- ----------
                                                                      (In millions)
Investment income:
Fixed maturity securities...................................     $2,627     $2,499     $2,347
Equity securities...........................................          8          7          9
Mortgage loans..............................................        676        538        450
Policy loans................................................         46         62         49
Limited partnerships and LLCs (1)...........................        220        258        235
Cash, cash equivalents and short-term investments...........         72         26         30
Other.......................................................         38         38         28
                                                             ---------- ---------- ----------
 Subtotal...................................................      3,687      3,428      3,148
Less: Investment expenses...................................        201        193        175
                                                             ---------- ---------- ----------
 Net investment income......................................     $3,486     $3,235     $2,973
                                                             ========== ========== ==========
-------------

(1) Includes net investment income pertaining to other limited partnership interests of $181 million, $211 million and $182 million for the years ended December 31, 2019, 2018 and 2017, respectively.

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                                      42

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

      The components of net investment gains (losses) were as follows:

                                                                                             Years Ended December 31,
                                                                                           ----------------------------
                                                                                               2019      2018      2017
                                                                                           --------  --------  --------
                                                                                                   (In millions)
Fixed maturity securities.................................................................     $ 87     $(178)     $(26)
Equity securities.........................................................................       17       (16)       22
Mortgage loans............................................................................      (10)      (13)       (9)
Limited partnerships and LLCs.............................................................        7        40        (7)
Other.....................................................................................       (9)      (37)       (7)
                                                                                           --------  --------  --------
   Total net investment gains (losses)....................................................     $ 92     $(204)     $(27)
                                                                                           ========  ========  ========

     See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

  Sales or Disposals of Fixed Maturity Securities

     Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                                  Years Ended December 31,
                                                             ----------------------------------
                                                                   2019        2018        2017
                                                             ----------  ----------  ----------
                                                                        (In millions)
Proceeds....................................................     $8,541     $11,159     $11,974
                                                             ==========  ==========  ==========
Gross investment gains......................................     $  232     $   101     $    58
Gross investment losses.....................................       (145)       (279)        (84)
                                                             ----------  ----------  ----------
   Net investment gains (losses)............................     $   87     $  (178)    $   (26)
                                                             ==========  ==========  ==========

Related Party Investment Transactions

   All of the transactions reported as related party activity occurred prior to the MetLife Divestiture. See Note 1 regarding the MetLife Divestiture.

   The Company previously transferred invested assets, primarily consisting of fixed maturity securities, to former affiliates. The estimated fair value and amortized cost of invested assets transferred to former affiliates was
$292 million and $294 million, respectively, for the year ended December 31,
2017. The net investment gains (losses) recognized on transfers of invested assets to former affiliates was ($2) million for the year ended December 31,
2017.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets.
This sale resulted in an increase in additional paid-in capital of $202 million in the first quarter of 2017.

   The Company receives investment administrative services from MetLife
Investment Management, LLC (formerly known as MetLife Investment Advisors,
LLC), which was considered a related party investment manager until the completion of the MetLife Divestiture. The related investment administrative service charges were $49 million and $93 million for the years ended
December 31, 2018 and 2017, respectively.

                                      43

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

Derivative Strategies

   The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize its exposure to various market risks, including interest rate, foreign currency exchange rate, credit and equity market.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties
("OTC-bilateral").

  Interest Rate Derivatives

     Interest rate swaps: The Company uses interest rate swaps to manage the collective interest rate risks primarily in variable annuity products and universal life with secondary guarantees. Interest rate swaps are used in non-qualifying hedging relationships.

     Interest rate caps: The Company uses interest rate caps to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities. Interest rate caps are used in non-qualifying hedging relationships.

     Swaptions: The Company uses swaptions to manage the collective interest rate risks primarily in variable annuity products and universal life with secondary guarantees. Swaptions are used in non-qualifying hedging relationships. Swaptions are included in interest rate options.

     Interest rate forwards: The Company uses interest rate forwards to manage the collective interest rate risks primarily in variable annuity products and universal life with secondary guarantees. Interest rate forwards are used in cash flow and non-qualifying hedging relationships.

  Foreign Currency Exchange Rate Derivatives

     Foreign currency swaps: The Company uses foreign currency swaps to convert foreign currency denominated cash flows to U.S. dollars to reduce cash flow fluctuations due to changes in currency exchange rates. Foreign currency swaps are used in cash flow and non-qualifying hedging relationships.

     Foreign currency forwards: The Company uses foreign currency forwards to hedge currency exposure on its invested assets. Foreign currency forwards are used in non-qualifying hedging relationships.

  Credit Derivatives

     Credit default swaps: The Company uses credit default swaps to create synthetic credit investments to replicate credit exposure that is more economically attractive than what is available in the market or otherwise unavailable (written credit protection), or to reduce credit loss exposure on certain assets that the Company owns (purchased credit protection). Credit default swaps are used in non-qualifying hedging relationships.

  Equity Derivatives

     Equity index options: The Company uses equity index options primarily to hedge minimum guarantees embedded in certain variable annuity products against adverse changes in equity markets. Additionally, the Company uses equity index options to hedge index-linked annuity products against adverse changes in equity markets. Equity index options are used in non-qualifying hedging relationships.

     Equity total return swaps: The Company uses equity total return swaps to hedge minimum guarantees embedded in certain variable annuity products against adverse changes equity markets. Equity total return swaps are used in non-qualifying hedging relationships.

                                      44

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

     Equity variance swaps: The Company uses equity variance swaps to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. Equity variance swaps are used in non-qualifying hedging relationships.

Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives held at:

                                                                                      December 31,
                                                             --------------------------------------------------------------
                                                                          2019                            2018
                                                             ------------------------------- ------------------------------
                                                                        Estimated Fair Value           Estimated Fair Value
                                                                        --------------------           --------------------
                                                               Gross                          Gross
                                                              Notional                       Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities  Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- --------- -------- -----------
                                                                                     (In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Interest rate forwards.... Interest rate                     $      420 $     22    $     -- $      -- $     --    $     --
Foreign currency swaps.... Foreign currency exchange rate         2,701      176          27     2,461      200          30
                                                             ---------- -------- ----------- --------- -------- -----------
 Total qualifying hedges...................................       3,121      198          27     2,461      200          30
                                                             ---------- -------- ----------- --------- -------- -----------
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments:
Interest rate swaps....... Interest rate                          7,559      878          29    10,747      528         558
Interest rate caps........ Interest rate                          3,350        2          --     3,350       21          --
Interest rate futures..... Interest rate                             --       --          --        53       --          --
Interest rate options..... Interest rate                         29,750      782         187    17,168      168          61
Interest rate forwards.... Interest rate                          5,418       94         114        --       --          --
Foreign currency swaps.... Foreign currency exchange rate         1,040       94          15     1,398       99          18
Foreign currency forwards. Foreign currency exchange rate           138       --           1       125       --          --
Credit default swaps --
 purchased................ Credit                                    18       --          --        98        3          --
Credit default swaps --
 written.................. Credit                                 1,613       36          --     1,798       14           3
Equity futures............ Equity market                             --       --          --       169       --          --
Equity index options...... Equity market                         51,509      850       1,728    45,815    1,372       1,207
Equity variance swaps..... Equity market                          2,136       69          69     5,574       80         232
Equity total return swaps. Equity market                          7,723        2         367     3,920      280           3
                                                             ---------- -------- ----------- --------- -------- -----------
 Total non-designated or non-qualifying derivatives........     110,254    2,807       2,510    90,215    2,565       2,082
                                                             ---------- -------- ----------- --------- -------- -----------
Embedded derivatives:
Ceded guaranteed minimum
 income benefits.......... Other                                    N/A      217          --       N/A      228          --
Direct index-linked
 annuities................ Other                                    N/A       --       2,253       N/A       --         488
Direct guaranteed minimum
 benefits................. Other                                    N/A       --       1,548       N/A       --       1,546
Assumed guaranteed
 minimum benefits......... Other                                    N/A       --         442       N/A       --         386
Assumed index-linked
 annuities................ Other                                    N/A       --         339       N/A       --          96
                                                             ---------- -------- ----------- --------- -------- -----------
 Total embedded derivatives................................         N/A      217       4,582       N/A      228       2,516
                                                             ---------- -------- ----------- --------- -------- -----------
 Total.....................................................  $  113,375 $  3,222    $  7,119 $  92,676 $  2,993    $  4,628
                                                             ========== ======== =========== ========= ======== ===========

                                      45

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2019 and 2018. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the
Company's exposure to various risks and generally do not qualify for hedge accounting because they do not meet the criteria required under portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities and generally do not qualify for hedge accounting because they do not meet the criteria of being "highly effective" as outlined in ASC 815; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship.

   The following tables present the amount and location of gains (losses), including earned income, recognized for derivatives and gains (losses)
pertaining to hedged items presented in net derivative gains (losses):

                                                                     Year Ended December 31, 2019
                                                 ---------------------------------------------------------------------
                                                                       Net
                                                                    Derivative
                                                       Net            Gains
                                                    Derivative       (Losses)                                 Amount
                                                      Gains          Recognized                              of Gains
                                                     (Losses)          for           Net        Policyholder (Losses)
                                                   Recognized for     Hedged       Investment  Benefits and  deferred
                                                   Derivatives        Items         Income        Claims       in AOCI
                                                 ----------------  ------------  ------------ -------------- ---------
                                                                             (In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Interest rate derivatives.......................          $    31          $ --           $ 2            $--       $25
Foreign currency exchange rate derivatives......               25           (29)           32             --        12
                                                 ----------------  ------------  ------------ -------------- ---------
  Total cash flow hedges........................               56           (29)           34             --        37
                                                 ----------------  ------------  ------------ -------------- ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
Interest rate derivatives.......................            1,589            --            --             --        --
Foreign currency exchange rate derivatives......               22            (3)           --             --        --
Credit derivatives..............................               44            --            --             --        --
Equity derivatives..............................           (2,476)           --            --             --        --
Embedded derivatives............................           (1,249)           --            --             --        --
                                                 ----------------  ------------  ------------ -------------- ---------
  Total non-qualifying hedges...................           (2,070)           (3)           --             --        --
                                                 ----------------  ------------  ------------ -------------- ---------
  Total.........................................          $(2,014)         $(32)          $34            $--       $37
                                                 ================  ============  ============ ============== =========

                                      46

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

                                                                      Year Ended December 31, 2018
                                                 ----------------------------------------------------------------------
                                                                       Net
                                                                    Derivative
                                                       Net            Gains
                                                    Derivative       (Losses)                                  Amount
                                                      Gains          Recognized                               of Gains
                                                     (Losses)          for           Net        Policyholder  (Losses)
                                                   Recognized for     Hedged       Investment  Benefits and   deferred
                                                   Derivatives        Items         Income        Claims        in AOCI
                                                 ----------------  ------------  ------------ --------------  ---------
                                                                              (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate derivatives.......................     $        (12)    $      12     $       1     $       --    $    --
                                                 ----------------  ------------  ------------ --------------  ---------
  Total fair value hedges.......................              (12)           12             1             --         --
                                                 ----------------  ------------  ------------ --------------  ---------
Cash flow hedges:
Interest rate derivatives.......................              129            (1)            5             --         (5)
Foreign currency exchange rate derivatives......               --            (1)           26             --        161
                                                 ----------------  ------------  ------------ --------------  ---------
  Total cash flow hedges........................              129            (2)           31             --        156
                                                 ----------------  ------------  ------------ --------------  ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
Interest rate derivatives.......................             (659)           --            --             --         --
Foreign currency exchange rate derivatives......               81            (7)           --             --         --
Credit derivatives..............................               (7)           --            --             --         --
Equity derivatives..............................              631            --            --             --         --
Embedded derivatives............................              579            --            --             (8)        --
                                                 ----------------  ------------  ------------ --------------  ---------
  Total non-qualifying hedges...................              625            (7)           --             (8)        --
                                                 ----------------  ------------  ------------ --------------  ---------
  Total.........................................     $        742     $       3     $      32     $       (8)   $   156
                                                 ================  ============  ============ ==============  =========

                                      47

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

                                                                              Year Ended December 31, 2017
                                                        -----------------------------------------------------------------------
                                                                              Net
                                                                           Derivative
                                                              Net            Gains
                                                           Derivative       (Losses)                                   Amount
                                                             Gains          Recognized                                of Gains
                                                            (Losses)          for           Net         Policyholder  (Losses)
                                                          Recognized for     Hedged       Investment   Benefits and   deferred
                                                          Derivatives        Items         Income         Claims        in AOCI
                                                        ----------------  ------------  ------------  --------------  ---------
                                                                                     (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate derivatives..............................     $          2     $      (2)   $        2     $        --    $    --
                                                        ----------------  ------------  ------------  --------------  ---------
 Total fair value hedges...............................                2            (2)            2              --         --
                                                        ----------------  ------------  ------------  --------------  ---------
Cash flow hedges:
Interest rate derivatives..............................               --            --             6              --          1
Foreign currency exchange rate derivatives.............                8            (9)           19              --       (153)
                                                        ----------------  ------------  ------------  --------------  ---------
 Total cash flow hedges................................                8            (9)           25              --       (152)
                                                        ----------------  ------------  ------------  --------------  ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
Interest rate derivatives..............................              (58)           --            --              10         --
Foreign currency exchange rate derivatives.............              (83)          (32)           --              --         --
Credit derivatives.....................................               34            --            --              --         --
Equity derivatives.....................................           (2,565)           --            (1)           (335)        --
Embedded derivatives...................................            1,237            --            --             (16)        --
                                                        ----------------  ------------  ------------  --------------  ---------
 Total non-qualifying hedges...........................           (1,435)          (32)           (1)           (341)        --
                                                        ----------------  ------------  ------------  --------------  ---------
 Total.................................................     $     (1,425)    $     (43)   $       26     $      (341)   $  (152)
                                                        ================  ============  ============  ==============  =========

   At December 31, 2019 and 2018, the balance in AOCI associated with cash flow hedges was $232 million and $253 million, respectively.

Credit Derivatives

   In connection with synthetically created credit investment transactions, the
Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation.

                                      48

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         December 31,
                                         -----------------------------------------------------------------------------
                                                          2019                                   2018
                                         -------------------------------------- --------------------------------------
                                                       Maximum                                Maximum
                                         Estimated      Amount                  Estimated      Amount
                                         Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                         of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced   Default   Credit Default   Years to    Default   Credit Default   Years to
 Credit Obligations (1)                    Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                                                     (Dollars in millions)
Aaa/Aa/A................................        $11         $  615          2.5        $ 8         $  689          2.0
Baa.....................................         25            998          5.1          3          1,109          5.0
                                         ---------- --------------              ---------- --------------
 Total..................................        $36         $1,613          4.1        $11         $1,798          3.9
                                         ========== ==============              ========== ==============
----------

(1) The Company has written credit protection on both single name and index references. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of counterparty nonperformance on derivative instruments. Generally, the credit exposure is the fair value at the reporting date less any collateral received from the counterparty.

   The Company manages its credit risk by: (i) entering into derivative transactions with creditworthy counterparties governed by master netting agreements; (ii) trading through regulated exchanges and central clearing counterparties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                             Gross Amounts Not Offset on the
                                               Consolidated Balance Sheets
                                             ------------------------------
                                                                                          Securities
                                                                Collateral                Collateral      Net Amount
                                Gross Amount    Financial       Received/                 Received/     After Securities
                                Recognized    Instruments (1)   Pledged (2)   Net Amount  Pledged (3)     Collateral
                               ------------- ----------------  ------------  ----------- ------------  -----------------
                                                                     (In millions)
December 31, 2019
Derivative assets.............        $3,046          $(1,458)      $(1,100)      $  488      $  (487)               $ 1
Derivative liabilities........        $2,522          $(1,458)      $    --       $1,064      $(1,061)               $ 3
December 31, 2018
Derivative assets.............        $2,820          $(1,671)      $(1,053)      $   96      $   (83)               $13
Derivative liabilities........        $2,104          $(1,671)      $    --       $  433      $  (433)               $--
----------

(1) Represents amounts subject to an enforceable master netting agreement or similar agreement.

                                      49

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

(2) The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreement.

(3) Securities collateral received by the Company is not recorded on the balance sheet. Amounts do not include excess of collateral pledged or received.

   The Company's collateral arrangements generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that counterparty reaches a minimum transfer amount. Certain of these arrangements also include credit contingent provisions which permit the party with positive fair value to terminate the derivative at the current fair value or demand immediate full collateralization from the party in a net liability position, in the event that the financial strength or credit rating of the party in a net liability position falls below a certain level.

   The following table presents the aggregate estimated fair value of derivatives in a net liability position containing such credit contingent provisions and the aggregate estimated fair value of assets posted as collateral for such instruments.

                                                                                             December 31,
                                                                                           -----------------
                                                                                               2019     2018
                                                                                           -------- --------
                                                                                             (In millions)
Estimated fair value of derivatives in a net liability position (1).......................   $1,064     $433
Estimated Fair Value of Collateral Provided (2)
Fixed maturity securities.................................................................   $1,473     $797
----------

(1) After taking into consideration the existence of netting agreements.

(2) Substantially all of the Company's collateral arrangements provide for daily posting of collateral for the full value of the derivative contract.
    As a result, if the credit contingent provisions of derivative contracts in a net liability position were triggered, minimal additional assets would be required to be posted as collateral or needed to settle the instruments immediately.

9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                Level 1  Unadjusted quoted prices in active
                         markets for identical assets or
                         liabilities. The Company defines
                         active markets based on average
                         trading volume for equity securities.
                         The size of the bid/ask spread is
                         used as an indicator of market
                         activity for fixed maturity
                         securities.

                Level 2  Quoted prices in markets that are not
                         active or inputs that are observable
                         either directly or indirectly. These
                         inputs can include quoted prices for
                         similar assets or liabilities other
                         than quoted prices in Level 1, quoted
                         prices in markets that are not
                         active, or other significant inputs
                         that are observable or can be derived
                         principally from or corroborated by
                         observable market data for
                         substantially the full term of the
                         assets or liabilities.

                Level 3  Unobservable inputs that are
                         supported by little or no market
                         activity and are significant to the
                         determination of estimated fair value
                         of the assets or liabilities.
                         Unobservable inputs reflect the
                         reporting entity's own assumptions
                         about the assumptions that market
                         participants would use in pricing the
                         asset or liability.

                                      50

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below. Investments that do not have a readily determinable fair value and are measured at net asset value (or equivalent) as a practical expedient to estimated fair value are excluded from the fair value hierarchy.

                                                                               December 31, 2019
                                                             -----------------------------------------------------
                                                                    Fair Value Hierarchy
                                                             -----------------------------------
                                                                                                   Total Estimated
                                                                 Level 1     Level 2     Level 3    Fair Value
                                                             ----------- ----------- ----------- -----------------
                                                                                 (In millions)
Assets
Fixed maturity securities:
U.S. corporate..............................................      $   --    $ 30,266      $  325          $ 30,591
Foreign corporate...........................................          --       9,554         132             9,686
RMBS........................................................          --       8,986          44             9,030
U.S. government and agency..................................       1,542       5,702          --             7,244
CMBS........................................................          --       5,714          --             5,714
State and political subdivision.............................          --       3,938          73             4,011
ABS.........................................................          --       1,877          73             1,950
Foreign government..........................................          --       1,751          --             1,751
                                                             ----------- ----------- ----------- -----------------
 Total fixed maturity securities............................       1,542      67,788         647            69,977
                                                             ----------- ----------- ----------- -----------------
Equity securities...........................................          14         125           8               147
Short-term investments......................................       1,004         473           5             1,482
Derivative assets: (1)
Interest rate...............................................          --       1,778          --             1,778
Foreign currency exchange rate..............................          --         265           5               270
Credit......................................................          --          25          11                36
Equity market...............................................          --         850          71               921
                                                             ----------- ----------- ----------- -----------------
 Total derivative assets....................................          --       2,918          87             3,005
                                                             ----------- ----------- ----------- -----------------
Embedded derivatives within asset host contracts (2)........          --          --         217               217
Separate account assets.....................................         180      99,485           3            99,668
                                                             ----------- ----------- ----------- -----------------
 Total assets...............................................      $2,740    $170,789      $  967          $174,496
                                                             =========== =========== =========== =================
Liabilities
Derivative liabilities: (1)
Interest rate...............................................      $   --    $    330      $   --          $    330
Foreign currency exchange rate..............................          --          43          --                43
Equity market...............................................          --       2,093          71             2,164
                                                             ----------- ----------- ----------- -----------------
 Total derivative liabilities...............................          --       2,466          71             2,537
                                                             ----------- ----------- ----------- -----------------
Embedded derivatives within liability host contracts (2)....          --          --       4,582             4,582
                                                             ----------- ----------- ----------- -----------------
 Total liabilities..........................................      $   --    $  2,466      $4,653          $  7,119
                                                             =========== =========== =========== =================

                                      51

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

                                                                                     December 31, 2018
                                                                  -------------------------------------------------------
                                                                          Fair Value Hierarchy
                                                                  -------------------------------------
                                                                                                          Total Estimated
                                                                      Level 1       Level 2     Level 3    Fair Value
                                                                  ----------- ------------- ----------- -----------------
                                                                                       (In millions)
Assets
Fixed maturity securities:
U.S. corporate...................................................      $   --      $ 23,740      $  319          $ 24,059
Foreign corporate................................................          --         7,503         392             7,895
RMBS.............................................................          --         8,429           6             8,435
U.S. government and agency.......................................       2,334         6,310          --             8,644
CMBS.............................................................          --         5,004         129             5,133
State and political subdivision..................................          --         3,512          74             3,586
ABS..............................................................          --         2,072          39             2,111
Foreign government...............................................          --         1,485          --             1,485
                                                                  ----------- ------------- ----------- -----------------
 Total fixed maturity securities.................................       2,334        58,055         959            61,348
                                                                  ----------- ------------- ----------- -----------------
Equity securities................................................          13           124           3               140
Derivative assets: (1)
Interest rate....................................................          --           717          --               717
Foreign currency exchange rate...................................          --           288          11               299
Credit...........................................................          --            10           7                17
Equity market....................................................          --         1,634          98             1,732
                                                                  ----------- ------------- ----------- -----------------
 Total derivative assets.........................................          --         2,649         116             2,765
                                                                  ----------- ------------- ----------- -----------------
Embedded derivatives within asset host contracts (2).............          --            --         228               228
Separate account assets..........................................         217        91,293           1            91,511
                                                                  ----------- ------------- ----------- -----------------
 Total assets....................................................      $2,564      $152,121      $1,307          $155,992
                                                                  =========== ============= =========== =================
Liabilities
Derivative liabilities: (1)
Interest rate....................................................      $   --      $    619      $   --          $    619
Foreign currency exchange rate...................................          --            48          --                48
Credit...........................................................          --             2           1                 3
Equity market....................................................          --         1,205         237             1,442
                                                                  ----------- ------------- ----------- -----------------
 Total derivative liabilities....................................          --         1,874         238             2,112
                                                                  ----------- ------------- ----------- -----------------
Embedded derivatives within liability host contracts (2).........          --            --       2,516             2,516
                                                                  ----------- ------------- ----------- -----------------
 Total liabilities...............................................      $   --      $  1,874      $2,754          $  4,628
                                                                  =========== ============= =========== =================
-------------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the consolidated balance sheets.

                                      52

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

  Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by its valuation service providers. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse Financial's Board of Directors
   regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. Valuation service providers perform several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for a non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments.

      Valuation service providers also apply a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, valuation service providers will use the last available price.

      The Company reviews outputs of the valuation service providers' controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31,
   2019.

  Determination of Fair Value

   Fixed Maturity Securities

      The fair values for actively traded marketable bonds, primarily U.S.
   government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturity securities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker-dealer quotes, and comparable securities that are actively traded.

                                      53

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

      Structured Securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

   Equity Securities and Short-term Investments

      The fair value for actively traded equity securities and short-term investments are determined using quoted market prices and are classified as
   Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach.
   Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and
   OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data.
   Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and
   OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its
   OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Embedded Derivatives

      Embedded derivatives principally include certain direct and ceded variable annuity guarantees and equity crediting rates within index-linked annuity contracts. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

                                      54

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company determines the fair value of these embedded derivatives by estimating the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations of policyholder behavior. The calculation is based on in-force business and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly- traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for BHF's debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to BHF's overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

      The Company issues and assumes through reinsurance index-linked annuities which allow the policyholder to participate in returns from equity indices.
   The crediting rates associated with these features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of crediting rates associated with index-linked annuities is determined using a combination of an option pricing model and an option-budget approach. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

   Transfers Into or Out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency.
   Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                                      55

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable
  Inputs (Level 3)

     The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                        December 31, 2019   December 31, 2018
                                                                      ------------------- -------------------
                                                                                                                  Impact of
                                                                                                               Increase in Input
                                  Valuation         Significant                                                 on Estimated
                                  Techniques     Unobservable Inputs         Range               Range           Fair Value
                               ----------------- -------------------- ------------------- ------------------- ------------------
Embedded derivatives
Direct, assumed and ceded      Option pricing    Mortality rates       0.02%   -   11.31%  0.02%   -   11.31% Decrease (1)
 guaranteed minimum benefits..     techniques
                                                 Lapse rates           0.25%   -   16.00%  0.25%   -   16.00% Decrease (2)
                                                 Utilization rates     0.00%   -   25.00%  0.00%   -   25.00% Increase (3)
                                                 Withdrawal rates      0.25%   -   10.00%  0.25%   -   10.00% (4)
                                                 Long-term equity     16.24%   -   21.65% 16.50%   -   22.00% Increase (5)
                                                     volatilities
                                                 Nonperformance        0.54%   -    1.99%  1.91%   -    2.66% Decrease (6)
                                                     risk spread
-------------

(1) Mortality rates vary by age and by demographic characteristics such as gender. The range shown reflects the mortality rate for policyholders between 35 and 90 years old, which represents the majority of the business with living benefits. Mortality rate assumptions are set based on company experience and include an assumption for mortality improvement.

(2) The range shown reflects base lapse rates for major product categories for duration 1-20, which represents majority of business with living benefit riders. Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies.

(3) The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible in a given year. The range shown represents the floor and cap of the GMIB dynamic election rates across varying levels of in-the-money. For lifetime withdrawal guarantee riders, the assumption is that everyone will begin withdrawals once account value reaches zero which is equivalent to a 100% utilization rate. Utilization rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder.

(4) The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease)
    in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(5) Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(6) Nonperformance risk spread varies by duration. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

     The Company does not develop unobservable inputs used in measuring fair value for all other assets and liabilities classified within Level 3;
  therefore, these are not included in the table above. The other Level 3 assets and liabilities primarily included fixed maturity securities and derivatives. For fixed maturity securities valued based on non-binding broker quotes, an increase (decrease) in credit spreads would result in a higher
  (lower) fair value. For derivatives valued based on third-party pricing models, an increase (decrease) in credit spreads would generally result in a higher (lower) fair value.

                                      56

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

     The following tables summarize the change of all assets and (liabilities)
  measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     ------------------------------------------------------------------------------------------------------
                                  Fixed Maturity Securities
                     ---------------------------------------------------
                                                                                                                   Net
                                                 State and                                            Net        Embedded
                                     Structured  Political     Foreign     Equity     Short-term   Derivatives  Derivatives
                      Corporate (1) Securities   Subdivision  Government  Securities  Investments     (2)          (3)
                     -------------- ----------- ------------ ----------- ----------- ------------ ------------ ------------
                                                                       (In millions)

 Balance,
 January 1,
 2018...............       $  1,937    $  1,222         $ --        $  5      $  124        $  14       $(279)     $(2,007)

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................              1           2            1          --          --           --          152          571

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............           (32)         (6)          (1)          --          --           --            9           --

 Purchases
 (7)................             71          42           --          --           1           --            3           --

 Sales
 (7)................          (197)        (91)          (1)         (5)         (3)         (14)          (7)           --

 Issuances
 (7)................             --          --           --          --          --           --           --           --

 Settlements
 (7)................             --          --           --          --          --           --           --        (852)

 Transfers
 into
 Level 3
 (8)................            414           9           75          --          --           --           --           --

 Transfers
 out
 of
 Level 3
 (8)................        (1,483)     (1,004)           --          --       (119)           --           --           --
                     -------------- ----------- ------------ ----------- ----------- ------------ ------------ ------------

 Balance,
 December 31,
 2018...............            711         174           74          --           3           --        (122)      (2,288)

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................             --           1            1          --          --           --         (12)      (1,249)

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............             15           2          (1)          --          --           --          (1)           --

 Purchases
 (7)................            342          68           --          --           5            5           --           --

 Sales
 (7)................          (150)        (25)          (1)          --          --           --           --           --

 Issuances
 (7)................             --          --           --          --          --           --           --           --

 Settlements
 (7)................             --          --           --          --          --           --          155        (828)

 Transfers
 into
 Level 3
 (8)................             24          42           --          --          --           --           --           --

 Transfers
 out
 of
 Level 3
 (8)................          (485)       (145)           --          --          --           --          (4)           --
                     -------------- ----------- ------------ ----------- ----------- ------------ ------------ ------------

 Balance,
 December 31,
 2019...............       $    457    $    117         $ 73        $ --      $    8        $   5       $   16     $(4,365)
                     ============== =========== ============ =========== =========== ============ ============ ============

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2017:
 (9)................       $      1    $     23         $ --        $ --      $   --        $  --       $ (52)     $  1,300
                     ============== =========== ============ =========== =========== ============ ============ ============

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2018:
 (9)................       $    (2)    $    (1)         $  1        $ --      $    1        $  --       $  148     $    268
                     ============== =========== ============ =========== =========== ============ ============ ============

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2019:
 (9)................       $     --    $     --         $  1        $ --      $   --        $  --       $ (10)     $(1,504)
                     ============== =========== ============ =========== =========== ============ ============ ============

 Gains
 (Losses)
 Data
 for
 the
 year
 ended
 December 31,
 2017:

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................       $    (3)    $     28         $ --        $ --      $  (3)        $  --       $   92     $  1,233

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............       $    127    $     52         $ --        $ --      $   --        $  --       $   --     $     --

                     ------------

                      Separate
                       Account
                      Assets (4)
                     -----------

 Balance,
 January 1,
 2018...............        $  5

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................          --

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............          --

 Purchases
 (7)................           1

 Sales
 (7)................         (1)

 Issuances
 (7)................          --

 Settlements
 (7)................         (1)

 Transfers
 into
 Level 3
 (8)................          --

 Transfers
 out
 of
 Level 3
 (8)................         (3)
                     -----------

 Balance,
 December 31,
 2018...............           1

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................          --

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............          --

 Purchases
 (7)................           3

 Sales
 (7)................          --

 Issuances
 (7)................          --

 Settlements
 (7)................          --

 Transfers
 into
 Level 3
 (8)................          --

 Transfers
 out
 of
 Level 3
 (8)................         (1)
                     -----------

 Balance,
 December 31,
 2019...............        $  3
                     ===========

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2017:
 (9)................        $ --
                     ===========

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2018:
 (9)................        $ --
                     ===========

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2019:
 (9)................        $ --
                     ===========

 Gains
 (Losses)
 Data
 for
 the
 year
 ended
 December 31,
 2017:

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................        $ --

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............        $ --

                                      57

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

----------

(1) Comprised of U.S. and foreign corporate securities.

(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).
    Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.
    Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, and those short-term investments that are not securities and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                           December 31, 2019
                                             ----------------------------------------------
                                                         Fair Value Hierarchy
                                                       -------------------------
                                                                                   Total
                                             Carrying                            Estimated
                                              Value    Level 1 Level 2  Level 3  Fair Value
                                             --------- ------- ------- --------- ----------
                                                             (In millions)
Assets
Mortgage loans.............................. $  15,664 $    -- $    -- $  16,291  $  16,291
Policy loans................................ $     875 $    -- $   479 $     504  $     983
Other invested assets....................... $      51 $    -- $    39 $      12  $      51
Premiums, reinsurance and other receivables. $   2,053 $    -- $    41 $   2,427  $   2,468
Liabilities
Policyholder account balances............... $  15,474 $    -- $    -- $  15,576  $  15,576
Long-term debt.............................. $     844 $    -- $    39 $     903  $     942
Other liabilities........................... $     943 $    -- $   169 $     777  $     946
Separate account liabilities................ $   1,186 $    -- $ 1,186 $      --  $   1,186

                                      58

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

                                                             December 31, 2018
                                              ------------------------------------------------
                                                            Fair Value Hierarchy
                                                         --------------------------
                                                                                      Total
                                               Carrying                             Estimated
                                                Value    Level 1 Level 2  Level 3   Fair Value
                                              ---------- ------- ------- ---------- ----------
                                                               (In millions)
Assets
Mortgage loans............................... $   13,596 $    -- $    -- $   13,761 $   13,761
Policy loans................................. $    1,001 $    -- $   619 $      452 $    1,071
Other invested assets........................ $       77 $    -- $    64 $       13 $       77
Premiums, reinsurance and other receivables.. $    1,426 $    -- $    31 $    1,501 $    1,532
Liabilities
Policyholder account balances................ $   15,183 $    -- $    -- $   13,732 $   13,732
Long-term debt............................... $      434 $    -- $    38 $      380 $      418
Other liabilities............................ $      395 $    -- $    54 $      323 $      377
Separate account liabilities................. $    1,025 $    -- $ 1,025 $       -- $    1,025

10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                          December 31,
                                                                                        -----------------
                                                              Interest Rate    Maturity     2019     2018
                                                             --------------  ---------- -------- --------
                                                                                          (In millions)
Surplus note -- affiliated..................................          8.070%       2059     $412     $ --
Surplus note -- affiliated..................................          8.150%       2058      200      200
Surplus note -- affiliated..................................          7.800%       2058      200      200
Other long-term debt -- unaffiliated (1)....................          7.028%       2030       32       34
                                                                                        -------- --------
 Total long-term debt.......................................                                $844     $434
                                                                                        ======== ========
----------

(1) Represents non-recourse debt of a subsidiary for which creditors have no access, subject to customary exceptions, to the general assets of the
    Company other than recourse to certain investment companies.

   The aggregate maturities of long-term debt at December 31, 2019 were
$2 million in each of 2020, 2021, 2022, 2023 and 2024 and $834 million thereafter.

   Interest expense related to long-term debt of $60 million, $6 million and
$58 million for the years ended December 31, 2019, 2018 and 2017, respectively, is included in other expenses, of which $58 million, $4 million and
$35 million, respectively, was associated with affiliated debt.

Surplus Notes

   On March 25, 2019, Brighthouse Life Insurance Company issued a $412 million surplus note due March 2059 to BH Holdings, which bears interest at a fixed rate of 8.07%, payable annually. Payments of interest and principal on this surplus note may be made only with the prior approval of the Delaware
Department of Insurance.

   On December 21, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due December 2058 to NELICO (the "December 2058
Surplus Note") in exchange for $28 million of cash and $172 million of invested assets, primarily fixed maturity securities. The December 2058 Surplus Note bears interest at a fixed rate of 8.15%, payable annually. On December 21,
2018, with the prior approval of the Commonwealth of Massachusetts Division of
Insurance, NELICO distributed the December 2058 Surplus Note to BH Holdings via
a non-cash extraordinary dividend. Payments of interest and principal on the
December 2058 Surplus Note may be made only with the prior approval of the
Delaware Department of Insurance.

                                      59

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)

   On September 28, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due September 2058 to BH Holdings (the "September
2058 Surplus Note") in exchange for cash, which bears interest at a fixed rate of 7.80%, payable annually. Payments of interest and principal on the September
2058 Surplus Note may be made only with the prior approval of the Delaware
Department of Insurance.

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc.
totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and
6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

Committed Facilities

  Reinsurance Financing Arrangement

     On April 28, 2017, BRCD entered into a $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each mature in 2037. At
  December 31, 2019, there were no borrowings under this facility and there was
  $10.0 billion of funding available under this arrangement. For the years ended December 31, 2019, 2018 and 2017, the Company recognized commitment fees of $41 million, $44 million and $27 million, respectively, in other expenses associated with this committed facility.

  Repurchase Facility

     On April 16, 2018, Brighthouse Life Insurance Company entered into a secured committed repurchase facility (the "Repurchase Facility") with a financial institution, pursuant to which Brighthouse Life Insurance Company may enter into repurchase transactions in an aggregate amount up to
  $2.0 billion. The Repurchase Facility has a term beginning on July 31, 2018 and maturing on July 31, 2021. Under the Repurchase Facility, Brighthouse
  Life Insurance Company may sell certain eligible securities at a purchase price based on the market value of the securities less an applicable margin based on the types of securities sold, with a concurrent agreement to repurchase such securities at a predetermined future date (ranging from two weeks to three months) and at a price which represents the original purchase price plus interest. At December 31, 2019, there were no borrowings under the
  Repurchase Facility. For the years ended December 31, 2019 and 2018, fees associated with this committed facility were not significant.

11. Equity

Capital Transactions

   During the years ended December 31, 2019, 2018 and 2017, the Company received cash capital contributions totaling $0, $0 and $1.3 billion, respectively, from BH Holdings.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc.
This tax obligation was in connection with the Separation and MetLife, Inc. is responsible for this obligation through a tax separation agreement with
MetLife, Inc. (the "Tax Separation Agreement"). See Note 13.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life
Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3.

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

                                      60

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose
RBC requirements that were developed by the National Association of Insurance
Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC"), calculated in the manner prescribed by the NAIC to its authorized control level RBC ("ACL RBC"), calculated in the manner prescribed by the NAIC, based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action.
The minimum level of TAC before corrective action commences is twice ACL RBC.
The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis.

   The tables below present amounts from Brighthouse Life Insurance Company and
BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                                                    Years Ended December 31,
                                                                                --------------------------------
Company                                                      State of Domicile     2019        2018       2017
-----------------------------------------------------------  -----------------  ----------  ---------  ---------
                                                                                          (In millions)
Brighthouse Life Insurance Company..........................         Delaware   $    1,074  $  (1,104) $    (425)
Brighthouse Life Insurance Company of NY....................         New York   $     (139) $      19  $      22

   Statutory capital and surplus was as follows at:

                                                                 December 31,
                                                             ---------------------
Company                                                         2019       2018
-----------------------------------------------------------  ---------- ----------
                                                                 (In millions)
Brighthouse Life Insurance Company.......................... $    8,746 $    6,731
Brighthouse Life Insurance Company of NY.................... $      579 $      279

   The Company has a reinsurance subsidiary, BRCD which reinsures risks including level premium term life and ULSG assumed from other Brighthouse
Financial life insurance subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $9.0 billion and $8.7 billion for the years ended
December 31, 2019 and 2018, respectively.

   The statutory net income (loss) of BRCD was ($316) million, ($1.1) billion and ($1.6) billion for the years ended December 31, 2019, 2018 and 2017, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $572 million and $557 million at
December 31, 2019 and 2018, respectively.

                                      61

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by certain of the Company's insurance companies without insurance regulatory approval and dividends paid:

                                                                 2020       2019      2018      2017
                                                             ------------ --------- --------- ---------
                                                              Permitted
                                                               Without
Company                                                      Approval (1) Paid (2)  Paid (2)  Paid (2)
-------                                                      ------------ --------- --------- ---------
                                                                           (In millions)
Brighthouse Life Insurance Company..........................    $   2,066 $      -- $      -- $      --
Brighthouse Life Insurance Company of NY....................    $      -- $      28 $      -- $      --
----------

(1) Reflects dividend amounts that may be paid during 2020 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2020, some or all of such dividends may require regulatory approval. See Note 16.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Law, Brighthouse Life Insurance Company is
permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities.
Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware
Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as
"unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Law, the
Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under BRCD's plan of operations, no dividend or distribution may be made by
BRCD without the prior approval of the Delaware Commissioner. On December 30,
2019, the Delaware Commissioner approved an extraordinary dividend of
$600 million payable to Brighthouse Life Insurance Company (see Note 16).
During the years ended December 31, 2018 and 2017, BRCD paid extraordinary cash dividends of $0 and $535 million, respectively. During the years ended
December 31, 2019, 2018 and 2017, BRCD paid cash dividends of $1 million,
$2 million and $0, respectively, to its preferred shareholders.

                                      62

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                                                                 Unrealized                           Foreign
                                                              Investment Gains    Unrealized Gains   Currency
                                                              (Losses), Net of      (Losses) on     Translation
                                                             Related Offsets (1)    Derivatives     Adjustments     Total
                                                             -------------------  ----------------  -----------  ----------
                                                                                      (In millions)
Balance at December 31, 2016................................      $        1,019     $         258    $     (29) $    1,248
OCI before reclassifications................................                 529              (152)           9         386
Deferred income tax benefit (expense).......................                (206)               54           (3)       (155)
                                                             -------------------  ----------------  -----------  ----------
 AOCI before reclassifications, net of income tax...........               1,342               160          (23)      1,479
Amounts reclassified from AOCI..............................                  61               (14)          --          47
Deferred income tax benefit (expense) (2)...................                 306                 5           --         311
                                                             -------------------  ----------------  -----------  ----------
 Amounts reclassified from AOCI, net of income tax..........                 367                (9)          --         358
                                                             -------------------  ----------------  -----------  ----------
Balance at December 31, 2017................................               1,709               151          (23)      1,837
 Cumulative effect of change in accounting principle and
   other, net of income tax.................................                 (79)               --           --         (79)
                                                             -------------------  ----------------  -----------  ----------
Balance, January 1, 2018....................................               1,630               151          (23)      1,758
OCI before reclassifications................................              (1,534)              156           (4)     (1,382)
Deferred income tax benefit (expense).......................                 327                54            1         382
                                                             -------------------  ----------------  -----------  ----------
 AOCI before reclassifications, net of income tax...........                 423               361          (26)        758
Amounts reclassified from AOCI..............................                 179              (134)          --          45
Deferred income tax benefit (expense).......................                 (38)              (47)          --         (85)
                                                             -------------------  ----------------  -----------  ----------
 Amounts reclassified from AOCI, net of income tax..........                 141              (181)          --         (40)
                                                             -------------------  ----------------  -----------  ----------
Balance at December 31, 2018................................                 564               180          (26)        718
OCI before reclassifications................................               3,224                37           12       3,273
Deferred income tax benefit (expense).......................                (677)               (8)          --        (685)
                                                             -------------------  ----------------  -----------  ----------
 AOCI before reclassifications, net of income tax...........               3,111               209          (14)      3,306
Amounts reclassified from AOCI..............................                 (57)              (58)          --        (115)
Deferred income tax benefit (expense).......................                  12                12           --          24
                                                             -------------------  ----------------  -----------  ----------
 Amounts reclassified from AOCI, net of income tax..........                 (45)              (46)          --         (91)
                                                             -------------------  ----------------  -----------  ----------
Balance at December 31, 2019................................      $        3,066     $         163    $     (14) $    3,215
                                                             ===================  ================  ===========  ==========
-------------

(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Cuts and Job Act (the "Tax
    Act") related to unrealized investments gains (losses), net of related offsets.

                                      63

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                Consolidated Statements of
AOCI Components                                                 Amounts Reclassified from AOCI     Operations Locations
--------------------------------------------------------------  ----------------------------   ------------------------------
                                                                  Years Ended December 31,
                                                                ----------------------------
                                                                    2019       2018      2017
                                                                --------   --------  --------
                                                                        (In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses).......................     $ 94      $(178)    $ (15) Net investment gains (losses)
Net unrealized investment gains (losses).......................       --          1         1  Net investment income
Net unrealized investment gains (losses).......................      (37)        (2)      (47) Net derivative gains (losses)
                                                                --------   --------  --------
 Net unrealized investment gains (losses), before income tax...       57       (179)      (61)
Income tax (expense) benefit...................................      (12)        38      (306)
                                                                --------   --------  --------
 Net unrealized investment gains (losses), net of income tax...       45       (141)     (367)
                                                                --------   --------  --------
Unrealized gains (losses) on derivatives - cash flow hedges:
Interest rate swaps............................................       31         98        --  Net derivative gains (losses)
Interest rate swaps............................................        2          3         3  Net investment income
Interest rate forwards.........................................       --         31        --  Net derivative gains (losses)
Interest rate forwards.........................................       --          2         3  Net investment income
Foreign currency swaps.........................................       25         --         8  Net derivative gains (losses)
                                                                --------   --------  --------
 Gains (losses) on cash flow hedges, before income tax.........       58        134        14
Income tax (expense) benefit...................................      (12)        47        (5)
                                                                --------   --------  --------
 Gains (losses) on cash flow hedges, net of income tax.........       46        181         9
                                                                --------   --------  --------
 Total reclassifications, net of income tax....................     $ 91      $  40     $(358)
                                                                ========   ========  ========

                                      64

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

12. Other Revenues and Other Expenses

Other Revenues

   The Company has entered into contracts with mutual funds, fund managers, and their affiliates (collectively, the "Funds") whereby the Company is paid monthly or quarterly fees ("12b-1 fees") for providing certain services to customers and distributors of the Funds. The 12b-1 fees are generally equal to a fixed percentage of the average daily balance of the customer's investment in a fund. The percentage is specified in the contract between the Company and the
Funds. Payments are generally collected when due and are neither refundable nor able to offset future fees.

   To earn these fees, the Company performs services such as responding to phone inquiries, maintaining records, providing information to distributors and shareholders about fund performance and providing training to account managers and sales agents. The passage of time reflects the satisfaction of the
Company's performance obligations to the Funds and is used to recognize revenue associated with 12b-1 fees.

   Other revenues consisted primarily of 12b-1 fees of $240 million,
$255 million and $264 million for the years ended December 31, 2019, 2018 and
2017, respectively, of which substantially all were reported in the Annuities segment.

Other Expenses

   Information on other expenses was as follows:

                                                                                     Years Ended December 31,
                                                                                 --------------------------------
                                                                                       2019       2018       2017
                                                                                 ---------- ---------- ----------
                                                                                          (In millions)
Compensation....................................................................     $  304     $  278     $  263
Contracted services and other labor costs.......................................        252        194        130
Transition services agreements..................................................        237        268        295
Establishment costs.............................................................         76        131        116
Premium and other taxes, licenses and fees......................................         43         64         58
Separate account fees...........................................................          3          2          3
Volume related costs, excluding compensation, net of DAC capitalization.........        591        595        687
Interest expense on debt........................................................         60          6         56
Other...........................................................................        243        225        225
                                                                                 ---------- ---------- ----------
   Total other expenses.........................................................     $1,809     $1,763     $1,833
                                                                                 ========== ========== ==========

Capitalization of DAC

   See Note 5 for additional information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

                                      65

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax

   The provision for income tax was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Current:
Federal...............................................................      $ (35)      $(178)    $   368
Foreign...............................................................         --          --          18
                                                                       ----------  ----------  ----------
 Subtotal.............................................................        (35)       (178)        386
                                                                       ----------  ----------  ----------
Deferred:
Federal...............................................................       (303)        331      (1,124)
Foreign...............................................................         --          --          --
                                                                       ----------  ----------  ----------
 Subtotal.............................................................       (303)        331      (1,124)
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................      $(338)      $ 153     $  (738)
                                                                       ==========  ==========  ==========

   The reconciliation of the income tax provision at the statutory tax rate to the provision for income tax as reported was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Tax provision at statutory rate.......................................      $(241)       $235      $ (567)
Tax effect of:
Excess loss account - Separation from MetLife (1).....................         --          (2)      1,088
Rate revaluation due to tax reform (2)................................         --          --        (696)
Dividend received deduction (3).......................................        (38)        (40)       (116)
Prior year tax........................................................         --          (1)         (4)
Tax credits...........................................................        (29)        (24)        (29)
Release of valuation allowance........................................         --         (11)         --
Goodwill impairment...................................................         --          --        (288)
Sale of subsidiary....................................................         --          --        (136)
Other, net............................................................        (30)         (4)         10
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................      $(338)       $153      $ (738)
                                                                       ==========  ==========  ==========
 Effective tax rate...................................................         30%         14%         46%
                                                                       ==========  ==========  ==========
-------------

(1) For the year ended December 31, 2017, the Company recognized a non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife. This tax obligation was in connection with the
    Separation. MetLife, Inc. is responsible for this obligation through the
    Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act.

(3) For the year ended December 31, 2018, the Tax Act changed the dividend received deduction amount applicable to insurance companies to a 70%
    company share and a 50% dividend received deduction for eligible dividends.
    The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the statutory tax rate.

                                      66

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                                                                December 31,
                                                                                           ----------------------
                                                                                                 2019        2018
                                                                                           ----------  ----------
                                                                                                (In millions)
Deferred income tax assets:
Investments, including derivatives (1)....................................................    $   213      $   44
Net operating loss carryforwards..........................................................      1,082       1,025
Tax credit carryforwards..................................................................        105          58
Employee benefits.........................................................................          4           4
Intangibles...............................................................................         97         159
Other.....................................................................................         18          --
                                                                                           ----------  ----------
 Total deferred income tax assets.........................................................      1,519       1,290
Deferred income tax liabilities:
Policyholder liabilities and receivables (1)..............................................      1,307       1,386
Net unrealized investment gains...........................................................        858         198
DAC.......................................................................................        655         633
Other.....................................................................................         --          17
                                                                                           ----------  ----------
 Total deferred income tax liabilities....................................................      2,820       2,234
                                                                                           ----------  ----------
 Net deferred income tax asset (liability)................................................    $(1,301)     $ (944)
                                                                                           ==========  ==========
-------------

(1) The Company reclassified certain components of the 2018 net deferred income tax asset (liability) upon completion of a Separation related deferred tax basis study in 2019. Total deferred income tax assets and total deferred income tax liabilities increased by $44 million at December 31, 2018 as compared to the amounts previously presented. There was no change in total net deferred income tax asset (liability) resulting from these reclassifications at December 31, 2018.

   The following table sets forth the net operating loss carryforwards for tax purposes at December 31, 2019.

                                                                                           Net Operating Loss
                                                                                               Carryforwards
                                                                                           ------------------
                                                                                             (In millions)
Expiration
2034-2038.................................................................................             $3,034
Indefinite................................................................................              2,119
                                                                                           ------------------
                                                                                                       $5,153
                                                                                           ==================

                                      67

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)

   The following table sets forth the general business credits and foreign tax credits available for carryforward for tax purposes at December 31, 2019.

                                                                   Tax Credit Carryforwards
                                                             ------------------------------------
                                                             General Business
                                                                 Credits      Foreign Tax Credits
                                                             ---------------- -------------------
                                                                        (In millions)
Expiration
2020-2024...................................................              $--                 $18
2025-2029...................................................               --                  70
2030-2034...................................................               --                  --
2035-2039...................................................               17                  --
Indefinite..................................................               --                  --
                                                             ---------------- -------------------
                                                                          $17                 $88
                                                             ================ ===================

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate in the future.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                              Years Ended December 31,
                                                             --------------------------
                                                                 2019     2018     2017
                                                             -------- -------- --------
                                                                    (In millions)
Balance at January 1,.......................................      $34      $22     $ 38
Additions for tax positions of prior years..................       --       12       --
Reductions for tax positions of prior years.................       --       --       (4)
Additions for tax positions of current year.................       --       --        3
Reductions for tax positions of current year................       --       --       (2)
Settlements with tax authorities............................       --       --      (13)
                                                             -------- -------- --------
Balance at December 31,.....................................      $34      $34     $ 22
                                                             ======== ======== ========
Unrecognized tax benefits that, if recognized would impact
 the effective rate.........................................      $34      $34     $ 22
                                                             ======== ======== ========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended
December 31, 2019, 2018 and 2017.

   The Company is under continuous examination by the Internal Revenue Service and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to federal, state or local income tax examinations for years prior to 2007. Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the
Company's consolidated financial statements.

  Tax Sharing Agreements

   For the periods prior to the Separation, the Company filed a consolidated federal life and non-life income tax return in accordance with the provisions of the Tax Code. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with
MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

                                      68

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)

   For periods after the Separation, the Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return.
The nonlife subsidiaries of the Company will file their own federal income tax returns. The tax sharing agreements state that federal taxes are computed on a modified separate return basis with benefit for losses.

  Income Tax Transactions with Former Parent

   The Company entered into a Tax Separation Agreement. Among other things, the
Tax Separation Agreement governs the allocation between MetLife and the Company of the responsibility for the taxes of the MetLife group. The Tax Separation
Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October
2017, MetLife paid $723 million to the Company under the Tax Separation
Agreement. At December 31, 2017, the current income tax recoverable included
$857 million related to this agreement. In November 2018, MetLife paid
$894 million to the Company under the Tax Separation Agreement. In November
2019, the Company paid MetLife $2 million under the Tax Separation Agreement.
At December 31, 2019, the current income tax recoverable included a
$115 million payable to MetLife related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief.
  Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31,
  2019.

   Matters as to Which an Estimate Can Be Made

     For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of
  December 31, 2019, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be $0 to
  $10 million.

   Matters as to Which an Estimate Cannot Be Made

     For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

                                      69

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)

   Sales Practices Claims

     Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities or other products. The Company continues to defend vigorously against the claims in these matters. The
  Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Group Annuity Class Action

     Leroy and Geraldine Atkins v. Brighthouse Life Insurance Company,
  Brighthouse Financial, Inc., et al. (U.S. District Court, District of Nevada,
  filed November 18, 2019). Plaintiffs have filed a purported class action lawsuit against Brighthouse Life Insurance Company, Brighthouse Financial,
  Inc., MetLife, Inc. and Metropolitan Life Insurance Company relating to the pension closeout business. Plaintiffs allege that annuity benefits were due but have not been paid. Plaintiffs also allege they were not able to obtain information as to the group annuity contract and the benefit other than what was on a benefit election form. Plaintiffs seek to represent a class of all annuitants and their designated beneficiaries who were due annuity payments pursuant to group annuity contracts purchased from defendants by sponsors of employer provided defined benefit plans. Plaintiffs allege the defendants failed to timely contact, notify and pay overdue annuity benefits and interest to retirees. The complaint alleges breach of contract, breach of the implied covenant of good faith and fair dealing
  (contract and tort), unjust enrichment, conversion and breach of fiduciary duty. The Company intends to vigorously defend the matter.

   Summary

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought.
  Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

Commitments

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $206 million and $492 million at December 31, 2019 and 2018, respectively.

  Commitments to Fund Partnership Investments, and Private Corporate Bond
  Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.8 billion and $1.9 billion at December 31, 2019 and 2018, respectively.

                                      70

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from
$6 million to $122 million, with a cumulative maximum of $127 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $1 million and $2 million at
December 31, 2019 and 2018, respectively, for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and had previous arrangements with MetLife for services necessary to conduct its activities. Certain of the MetLife services have continued, however, MetLife was no longer considered a related party upon the completion of the MetLife Divestiture on June 14, 2018. See Note 1 for information regarding the MetLife Divestiture and Note 11 for amounts related to transition services from MetLife.

   The Company has related party reinsurance, and investment, debt and equity transactions (see Notes 6, 7 , 10 and 11). Other material arrangements between the Company and its related parties not disclosed elsewhere are as follows:

  Shared Services and Overhead Allocations

     Brighthouse Services currently provides, and previously MetLife provided, certain services to the Company, each using an allocation methodology under certain agreements for such services. These services include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting and information technology. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable.
  Costs incurred under these arrangements with Brighthouse Services as well as with MetLife prior to the MetLife Divestiture, were $1.1 billion,
  $1.1 billion and $1.0 billion for the years ended December 31, 2019, 2018 and
  2017, respectively, and were recorded in other expenses. Revenues received from an affiliate related to these agreements, recorded in universal life and investment-type product policy fees, were $220 million, $234 million and
  $241 million for the years ended December 31, 2019, 2018 and 2017, respectively.

     The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of ($43) million and ($50) million at December 31,
  2019 and 2018, respectively.

                                      71

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)

     Brighthouse affiliates incur costs related to the establishment of services and infrastructure to replace those previously provided by MetLife.
  The Company is charged a fee to reflect the value of the available infrastructure and services provided by these costs. While management believes the method used to allocate expenses under this arrangement is reasonable, the allocated expenses may not be indicative of those of a stand-alone entity. If expenses were allocated to the Company under this arrangement as incurred by Brighthouse affiliates, the Company would have incurred additional expenses of $21 million and $68 million under this arrangement for the years ended December 31, 2019 and 2018, respectively.

  Broker-Dealer Transactions

     The related party expense for the Company was commissions paid on the sale of variable products and passed through to the broker-dealer affiliate. The related party revenue for the Company was fee income passed through the broker-dealer affiliate from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. Fee income received related to these transactions and recorded in other revenues was
  $205 million, $216 million and $224 million for the years ended December 31,
  2019, 2018 and 2017, respectively. Commission expenses incurred related to these transactions and recorded in other expenses was $815 million,
  $771 million and $642 million for the years ended December 31, 2019, 2018 and
  2017, respectively. The Company also had related party fee income receivables of $18 million and $17 million at December 31, 2019 and 2018, respectively.

16. Subsequent Events

Dividend Transactions

   On February 20, 2020, BRCD, with the explicit permission of the Delaware
Commissioner received on December 30, 2019, paid a $600 million extraordinary dividend to Brighthouse Life Insurance Company.

   On February 19, 2020, Brighthouse Life Insurance Company declared a
$300 million ordinary cash dividend payable to BH Holdings. Such dividend has not been paid as of March 4, 2020.

                                      72

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                      Consolidated Summary of Investments
                   Other Than Investments in Related Parties
                               December 31, 2019

                                 (In millions)

                                                                                               Amount at
                                                          Cost or           Estimated Fair     Which Shown on
                                                       Amortized Cost (1)      Value         Balance Sheet
Types of Investments                               ---------------------- ---------------- ------------------
Fixed maturity securities:
Bonds:
U.S. government and agency........................                $ 5,396          $ 7,244            $ 7,244
State and political subdivision...................                  3,326            4,011              4,011
Public utilities..................................                  3,270            3,703              3,703
Foreign government................................                  1,503            1,751              1,751
All other corporate bonds.........................                 33,243           36,215             36,215
                                                   ---------------------- ---------------- ------------------
 Total bonds......................................                 46,738           52,924             52,924
Mortgage-backed and asset-backed securities.......                 16,000           16,694             16,694
Redeemable preferred stock........................                    345              359                359
                                                   ---------------------- ---------------- ------------------
 Total fixed maturity securities..................                 63,083           69,977             69,977
                                                   ---------------------- ---------------- ------------------
Equity securities:
 Non-redeemable preferred stock...................                    127              129                129
Common stock:
 Industrial, miscellaneous and all other..........                     10               15                 15
 Public utilities.................................                     --                3                  3
                                                   ---------------------- ---------------- ------------------
 Total equity securities..........................                    137              147                147
                                                   ---------------------- ---------------- ------------------
Mortgage loans....................................                 15,664                              15,664
Policy loans......................................                    875                                 875
Limited partnerships and LLCs.....................                  2,379                               2,379
Short-term investments............................                  1,482                               1,482
Other invested assets.............................                  3,224                               3,224
                                                   ----------------------                  ------------------
 Total investments................................                $86,844                             $93,748
                                                   ======================                  ==================
-------------

(1) Cost or amortized cost for fixed maturity securities represents original cost reduced by impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for mortgage loans, cost represents original cost reduced by repayments and valuation allowances and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost; for limited partnerships and
    LLCs, cost represents original cost adjusted for equity in earnings and distributions.

                                      73

                      Brighthouse Life Insurance Company

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2019 and 2018

                (In millions, except share and per share data)

                                                                                       2019        2018
                                                                                 ----------  ----------
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value
 (amortized cost: $53,793 and $51,281, respectively)............................   $ 59,754    $ 52,926
Equity securities available-for-sale, at estimated fair value...................        124         121
Mortgage loans (net of valuation allowances of $61 and $55, respectively).......     15,038      13,147
Policy loans....................................................................        875       1,001
Limited partnerships and limited liability companies............................      2,379       2,290
Short-term investments, principally at estimated fair value.....................      1,431          --
Investment in subsidiaries......................................................      5,980       5,098
Other invested assets, at estimated fair value..................................      2,970       2,848
                                                                                 ----------  ----------
 Total investments..............................................................     88,551      77,431
Cash and cash equivalents.......................................................      2,273       3,185
Accrued investment income.......................................................        585         636
Premium, reinsurance and other receivable.......................................     13,727      13,046
Receivable from subsidiaries....................................................      9,505       8,001
Deferred policy acquisition costs and value of business acquired................      4,340       4,572
Deferred income tax receivable..................................................      1,147       1,086
Other assets, principally at estimated fair value...............................        424         461
Separate account assets.........................................................     94,992      87,243
                                                                                 ----------  ----------
 Total assets...................................................................   $215,544    $195,661
                                                                                 ==========  ==========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits..........................................................   $ 38,306    $ 34,900
Policyholder account balances...................................................     43,119      37,935
Other policy-related balances...................................................      3,383       3,325
Payables for collateral under securities loaned and other transactions..........      4,289       5,024
Long-term debt..................................................................        812         400
Current income tax payable......................................................         30           2
Other liabilities...............................................................     12,149      10,056
Separate account liabilities....................................................     94,992      87,243
                                                                                 ----------  ----------
 Total liabilities..............................................................    197,080     178,885
                                                                                 ----------  ----------
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000
 shares issued and outstanding..................................................         75          75
Additional paid-in capital......................................................     19,073      19,073
Retained earnings (deficit).....................................................     (3,899)     (3,090)
Accumulated other comprehensive income (loss)...................................      3,215         718
                                                                                 ----------  ----------
 Total stockholder's equity.....................................................     18,464      16,776
                                                                                 ----------  ----------
 Total liabilities and stockholder's equity.....................................   $215,544    $195,661
                                                                                 ==========  ==========

        See accompanying notes to the condensed financial information.

                                      74

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                               2019      2018      2017
                                                                                           --------  --------  --------
Condensed Statements of Operations
Revenues
Premiums..................................................................................  $   452    $  437   $   283
Universal life and investment-type product policy fees....................................    2,559     2,738     2,774
Equity in earnings of subsidiaries........................................................      808      (277)    1,221
Net investment income.....................................................................    3,086     2,885     2,613
Other revenues............................................................................      341       398       402
Net investment gains (losses).............................................................       88      (165)       (7)
Net derivative gains (losses).............................................................   (2,928)    1,335    (1,425)
                                                                                           --------  --------  --------
 Total revenues...........................................................................    4,406     7,351     5,861
                                                                                           --------  --------  --------
Expenses
Policyholder benefits and claims..........................................................    2,623     2,388     2,862
Interest credited to policyholder account balances........................................      869       881       909
Amortization of deferred policy acquisition costs and value of business acquired..........      337       952       310
Other expenses............................................................................    1,920     1,925     1,848
                                                                                           --------  --------  --------
 Total expenses...........................................................................    5,749     6,146     5,929
                                                                                           --------  --------  --------
Income (loss) before provision for income tax.............................................   (1,343)    1,205       (68)
Provision for income tax expense (benefit)................................................     (534)      238       815
                                                                                           --------  --------  --------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................  $  (809)   $  967   $  (883)
                                                                                           ========  ========  ========
Comprehensive income (loss)...............................................................  $ 1,688    $  (73)  $  (294)
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                                      75

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                             2019      2018      2017
                                                                                           --------  --------  --------
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities....................................... $  2,160  $  2,774  $  3,460
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities................................................................   12,009    14,909    14,667
 Equity securities........................................................................       57        19       119
 Mortgage loans...........................................................................    1,434       840       704
 Limited partnerships and limited liability companies.....................................      302       254       333
Purchases of:
 Fixed maturity securities................................................................  (14,179)  (14,697)  (16,287)
 Equity securities........................................................................      (22)       (2)       (2)
 Mortgage loans...........................................................................   (3,337)   (3,896)   (2,017)
 Limited partnerships and limited liability companies.....................................     (463)     (358)     (531)
Cash received in connection with freestanding derivatives.................................    1,933     1,795     1,858
Cash paid in connection with freestanding derivatives.....................................   (2,597)   (2,879)   (3,829)
Sale of operating joint venture interest to a former affiliate............................       --        --        67
Returns of capital and dividends from subsidiaries........................................       54        25       551
Capital contributions to subsidiaries.....................................................      (75)       --       (83)
Net change in policy loans................................................................      126       105       (14)
Net change in short-term investments......................................................   (1,418)      269       711
Net change in other invested assets.......................................................       23        44       (41)
                                                                                           --------  --------  --------
Net cash provided by (used in) investing activities.......................................   (6,153)   (3,572)   (3,794)
                                                                                           --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.................................................................................    6,117     5,064     3,845
 Withdrawals..............................................................................   (2,503)   (3,124)   (2,360)
Net change in payables for collateral under securities loaned and other transactions......     (735)      871    (3,136)
Long-term debt issued.....................................................................      412       228        --
Capital contributions.....................................................................       --        --     1,300
Capital contribution associated with the sale of operating joint venture interest to a
 former affiliate.........................................................................       --        --       202
Financing element on certain derivative instruments and other derivative related
 transactions, net........................................................................     (203)     (303)     (149)
Other, net................................................................................       (7)       (2)       --
                                                                                           --------  --------  --------
Net cash provided by (used in) financing activities.......................................    3,081     2,734      (298)
                                                                                           --------  --------  --------
Change in cash, cash equivalents and restricted cash......................................     (912)    1,936      (632)
Cash, cash equivalents and restricted cash, beginning of year.............................    3,185     1,249     1,881
                                                                                           --------  --------  --------
Cash, cash equivalents and restricted cash, end of year................................... $  2,273  $  3,185  $  1,249
                                                                                           ========  ========  ========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest................................................................................. $     28  $     --  $     12
                                                                                           ========  ========  ========
 Income tax............................................................................... $     --  $   (168) $   (421)
                                                                                           ========  ========  ========
Non-cash transactions:
 Transfer of fixed maturity securities from affiliate..................................... $     --  $    417  $     --
                                                                                           ========  ========  ========
 Transfer of fixed maturity securities to former affiliate................................ $     --  $     --  $    293
                                                                                           ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance transactions... $     --  $     --  $    293
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                                      76

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

   The condensed financial information of Brighthouse Life Insurance Company
(the "Parent Company") should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company.
Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Investment in Subsidiaries

   During the year ended December 31, 2019, Brighthouse Life Insurance Company paid a cash capital contribution of $75 million to BHNY and received a cash dividend of $28 million from BHNY. On December 30, 2019, the Delaware
Commissioner approved an extraordinary dividend of $600 million payable from
BRCD to Brighthouse Life Insurance Company. Such dividend is included in receivable from subsidiaries at December 31, 2019. See Note 16 of the Notes to
the Consolidated Financial Statements.

   During the year ended December 31, 2017, Brighthouse Life Insurance Company paid cash capital contributions to subsidiaries of $83 million, of which
$75 million was paid to BHNY, and received cash dividends from subsidiaries of
$544 million, of which $535 million was received from BRCD.

                                      77

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                          December 31, 2019 and 2018

                                 (In millions)

                                                              Future Policy
                                                     DAC    Benefits and Other  Policyholder
                                                     and      Policy-Related      Account         Unearned        Unearned
 Segment                                               VOBA      Balances        Balances     Premiums (1), (2)  Revenue (1)
-------------------------------------------------  -------- ------------------ ------------- ------------------ ------------
 2019
 Annuities........................................   $4,168            $ 8,921       $34,810                $--         $ 86
 Life.............................................      539              5,070         2,437                 12           45
 Run-off..........................................        5             20,191         7,873                 --          151
 Corporate & Other................................       97              7,700             1                  6           --
                                                   -------- ------------------ ------------- ------------------ ------------
  Total...........................................   $4,809            $41,882       $45,121                $18         $282
                                                   ======== ================== ============= ================== ============
 2018
 Annuities........................................   $4,357            $ 8,666       $28,600                $--         $ 88
 Life.............................................      613              4,802         2,534                 13           18
 Run-off..........................................        5             17,252         8,195                 --          107
 Corporate & Other................................      111              7,596             1                  6           --
                                                   -------- ------------------ ------------- ------------------ ------------
  Total...........................................   $5,086            $38,316       $39,330                $19         $213
                                                   ======== ================== ============= ================== ============
-------------

(1) Amounts are included within the future policy benefits and other policy-related balances column.

(2) Includes premiums received in advance.

                                      78

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                           Policyholder
                                                                       Benefits and Claims
                                        Premiums and                           and
                                       Universal Life         Net      Interest Credited to
                                     and Investment-Type    Investment     Policyholder     Amortization of   Other
 Segment                              Product Policy Fees   Income (1)    Account Balances    DAC and VOBA    Expenses
----------------------------------  --------------------- ------------ -------------------- --------------- ----------
 2019
 Annuities.........................                $2,291       $1,786               $1,429          $  328     $1,125
 Life..............................                   728          374                  646              53        177
 Run-off...........................                   720        1,273                2,436              --        200
 Corporate & Other.................                    90           53                   58              14        307
                                    --------------------- ------------ -------------------- --------------- ----------
  Total............................                $3,829       $3,486               $4,569          $  395     $1,809
                                    ===================== ============ ==================== =============== ==========
 2018
 Annuities.........................                $2,410       $1,509               $1,603          $  901     $1,052
 Life..............................                   774          371                  637              93        214
 Run-off...........................                   777        1,311                1,923              --        202
 Corporate & Other.................                    98           44                   64              17        295
                                    --------------------- ------------ -------------------- --------------- ----------
  Total............................                $4,059       $3,235               $4,227          $1,011     $1,763
                                    ===================== ============ ==================== =============== ==========
 2017
 Annuities.........................                $2,448       $1,238               $2,140          $  141     $1,035
 Life..............................                   713          285                  681             186        237
 Run-off...........................                   715        1,358                1,788             570        278
 Corporate & Other.................                   108           92                   61              19        283
                                    --------------------- ------------ -------------------- --------------- ----------
  Total............................                $3,984       $2,973               $4,670          $  916     $1,833
                                    ===================== ============ ==================== =============== ==========
-------------

(1) See Note 2 of the Notes to the Consolidated Financial Statements for the
    basis of allocation of net investment income.

                                      79

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2019, 2018 and 2017

                             (Dollars in millions)

                                                                                     % Amount
                                 Gross Amount     Ceded     Assumed   Net Amount   Assumed to Net
                               -------------- --------- ----------- ------------ ----------------
2019
Life insurance in-force.......       $534,106  $167,676      $8,884     $375,314              2.4%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,375  $    548      $   15     $    842              1.8%
Accident & health insurance...            222       217          --            5              0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,597  $    765      $   15     $    847              1.8%
                               ============== ========= =========== ============
2018
Life insurance in-force.......       $561,218  $180,362      $9,248     $390,104              2.4%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,415  $    559      $   12     $    868              1.4%
Accident & health insurance...            225       224          --            1              0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,640  $    783      $   12     $    869              1.4%
                               ============== ========= =========== ============
2017
Life insurance in-force.......       $589,488  $194,032      $9,006     $404,462              2.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,500  $    689      $   13     $    824              1.6%
Accident & health insurance...            231       227          --            4              0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,731  $    916      $   13     $    828              1.6%
                               ============== ========= =========== ============
-------------

(1) Includes annuities with life contingencies.

   For the year ended December 31, 2019, reinsurance ceded and assumed included related party transactions for life insurance in-force of $0 and $1.7 billion, respectively, and life insurance premiums of $0 and $5 million, respectively.
For the year ended December 31, 2018, reinsurance ceded and assumed included related party transactions for life insurance in-force of $0 and $1.8 billion, respectively, and life insurance premiums of $201 million and $7 million, respectively. For the year ended December 31, 2017, reinsurance ceded and assumed included related party transactions for life insurance in-force of
$17.1 billion and $9.0 billion, respectively, and life insurance premiums of
$537 million and $13 million, respectively.

                                      80

Part C
Other Information
Item 24. Financial Statements and Exhibits
(a) Financial Statements
The financial statements of each of the Subaccounts of the Separate Account are included in Part B hereof and include:
(1)	Report of Independent Registered Public Accounting Firm
(2)	Statements of Assets and Liabilities as of December 31, 2019
(3)	Statements of Operations for the year ended December 31, 2019
(4)	Statements of Changes in Net Assets for the years ended December 31, 2019 and 2018
(5)	Notes to the Financial Statements
The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:
(1)	Report of Independent Registered Public Accounting Firm
(2)	Consolidated Balance Sheets as of December 31, 2019 and 2018
(3)	Consolidated Statements of Operations for the years ended December 31, 2019, 2018 and 2017
(4)	Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2019, 2018 and 2017
(5)	Consolidated Statements of Equity for the years ended December 31, 2019, 2018 and 2017
(6)	Consolidated Statements of Cash Flows for the years ended December 31, 2019, 2018 and 2017
(7)	Notes to the Consolidated Financial Statements
(8)	Financial Statement Schedules
(b)	Exhibits
Exhibit
Number	Description

1.	Resolution of The Travelers Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to MetLife of CT Fund ABD for Variable Annuities’ registration statement on Form N-4 EL, File Nos. 033-65343/811-07465, filed December 22, 1995.)
1(a).	Resolution of the MetLife Insurance Company of Connecticut Board of Directors, dated March 24, 2008, authorizing the combining of MetLife of CT Separate Account QP for Variable Annuities into the MetLife of CT Separate Account Eleven for Variable Annuities. (Incorporated here in by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-152194, on November 20, 2008.)
1(b).	Resolutions of MetLife Insurance Company of Connecticut Board of Directors dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication). (Incorporated herein by reference to Exhibit 2(c) to MetLife Insurance Company USA’s Pre-Effective Amendment No. 1 to the Registration Statement on Form S-3, File No.333-201857, filed February 4, 2015.)
2.	Not Applicable

3(a).	Distribution and Principal Underwriting Agreement among the Registrant, MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-152194, on November 20, 2008.)

Exhibit Number	Description

3(a)(i).	Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 14, 2014). (Incorporated herein by reference to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed on November 17, 2014.)
3(a)(ii).	Amendment No. 2 to Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015). (Incorporated herein by reference to Exhibit 3(a)(ii) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 6, 2016.)
3(b).	Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities’ Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed April 4, 2007.)
3(c).	Master Retail Sales Agreement (MLIDC 09-2012). (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23 and Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed on April 3, 2013.)
3(d).	Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities’ Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)
3(e).	Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)
3(f).	Form of Brighthouse Securities, LLC Sales Agreement. (Incorporated herein by reference to Exhibit 3(iv) to Post-Effective Amendment No. 7 to Brighthouse Separate Account A’s Registration Statement on Form N-4, File Nos. 333-209053/811-03365, filed December 14, 2017.)
4(a).	Variable Annuity Contract(s). (Incorporated herein by reference to Exhibit 4(a) to the Registrant’s Registration Statement on Form N-4 EL/A, File No. 333- 00165 filed on August 27, 1996.)
4(b).	Company Name Change Endorsement. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)
4(c).	Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)
4(d).	Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed on April 6, 2006.)
4(d)(i).	403(b) Nationwide Tax Sheltered Annuity Endorsement. (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to MetLife of CT Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File No. 333-152189, filed April 6, 2010.)
4(e).	Code Section 457(B) Rider for Eligible Plan of a Governmental or a Tax-Exempt Employer – L-22466 8-07. (Incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-4, File No. 333- 00165 filed on April 7, 2008.)

Exhibit Number	Description

4(f).	MetLife Insurance Company of Connecticut 401(a)/403(a) Plan Endorsement. L-22492 (5/11). (Incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)
4(g).	MetLife Insurance Company of Connecticut 457(b) Plan Endorsement (Governmental and Tax-Exempt). L-22493 (5/11). (Incorporated herein by reference to Exhibit 4(k) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)
4(h).	Company Name Change Endorsement (effective November 14, 2014) (6-E120-14).(Incorporated herein by reference to Exhibit 4(a)(i) to MetLife Insurance Company USA’s Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)
4(i).	Company Name Change Endorsement (effective March 6, 2017) (5-E132-6). (Incorporated herein by reference to Exhibit 4(m) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)
5.	Applications

(a).	Master Application Gold Track Select L-21158 A Order No. L-21158 Rev. 5-06* (Incorporated herein by reference to Exhibit 5 to Registrant’s Registration Statement on Form N-4, File No. 333- 00165 filed on April 6, 2007.)
(b).	Enrollment/Investment Selection Form L-21018GTS-MLR Rev. 11-06* (Incorporated herein by reference to Exhibit 5 to Registrant’s Registration Statement on Form N-4, File No. 333- 00165 filed on April 6, 2007.)
(c).	Master Application Gold Track Select L-21158 A Order No. L-21158 Rev. 11-06* (Incorporated herein by reference to Exhibit 5 to Registrant’s Registration Statement on Form N-4, File No. 333- 00165 filed on April 6, 2007.)
(d).	Form of Application (Participant Enrollment). GTS-ENR (09/16) GTS-ENR (02/17) FS-B (Incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152194/811-21262 filed on April 5, 2017.)
6(a).	Certificate of Amendment to the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to 6(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)
6(a)(i).	Certificate of Correction of MetLife Insurance Company of Connecticut dated the 4th day of April, 2007, to the Certificate of Amendment to the Charter of MetLife Insurance Company of Connecticut, dated February 10, 2006. (Incorporated herein by reference to Registrant’s Registration Statement on Form N-4, File No. 333- 00165, on October 31, 2007.)
6(b).	Amended and Restated By-Laws of MetLife Insurance Company of Connecticut (June 1, 2012). (Incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 23 and Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)
6(c).	Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to The Travelers Separate Account TM for Variable Annuities’ Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)
6(d).	Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014). (Incorporated herein by reference to Exhibit 6(i) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)

Exhibit Number	Description

6(e).	Copy of the By-Laws of the Company. (Incorporated herein by reference to Exhibit 6(ii) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)
6(f).	Copy of Certificate of Amendment of Certificate of Incorporation of the Company (effective December 6, 2016). (Incorporated herein by reference to Exhibit 6(f) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)
6(g).	Copy of Amended and Restated Bylaws of the Company. (Incorporated herein by reference to Exhibit 6(g) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)
7(a).	Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to Travelers Fund BD III for Variable Annuities’ Registration Statement on Form N-4, File No. 333-65942 filed April 5, 2003.)
7(b)(i).	Automatic Reinsurance Agreement between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006) (Incorporated herein by reference to Exhibit 7(b) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4 File Nos. 333-152189/811-21262, filed April 4, 2012.)
7(b)(ii).	Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Certain Annuity Contracts between MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company – Treaty #20176, effective January 1, 2014. (Incorporated herein by reference to Exhibit 7(d) to Post-Effective Amendment No. 24 to MetLife of CT Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 4, 2014.)
8.	Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778, filed April 21, 2005.)
8(a).	Participation Agreement among Met Investors Series Trust, Met Investors Advisory LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)
8(a)(i).	First Amendment to the Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, and MetLife Insurance Company of Connecticut as of May 1, 2009. (Incorporated herein by reference to Exhibit 8(a)(i) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)
8(a)(ii).	Amendment to each of the Participation Agreements currently in effect between Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General Life Insurance Company effective April 30, 2010. Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)
8(a)(iii).	Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut effective November 17, 2014. (Incorporated herein by reference to Exhibit 8(i)(d) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)

Exhibit Number	Description

8(a)(iv).	Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(a)(iv) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)
8(b)(i).	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Securities, Inc. and MetLife Insurance Company of Connecticut entered as of April 30, 2007. (Incorporated herein by reference to Exhibit 8(c)(i) to Registrant’s Registration Statement on Form N-4, File No. 333- 00165 filed on October 31, 2007.)
8(b)(ii).	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut entered as of August 31, 2007. (Incorporated herein by reference to Exhibit 8(c)(ii) to Registrant’s Registration Statement on Form N-4, File No. 333- 00165 filed on October 31, 2007.)
8(b)(iii).	Amendment to each of the Participation Agreements currently in effect between Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, Metropolitan Tower Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010. Incorporated herein by reference to Exhibit 8(b)(iii) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)
8(b)(iv).	Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(b)(iv) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)
8(c).	Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)
8(c)(i).	Amendment to Participation Agreement Amendment to the Participation Agreements between American Funds Insurance Series, Capital Research and Management Company and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company (Summary) (4/30/10). (Filed with Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-152194, on April 5, 2011.)
8(c)(ii).	Amendment No. 7 to the Participation Agreement among MetLife Insurance Company of Connecticut, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated herein by reference to Exhibit 8(ii)(c) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200237/811-03365, filed November 17, 2014.)
8(c)(iii).	Eighth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated May 15, 2015. (Incorporated herein by reference to Exhibit 8(e)(iii) to Post-Effective Effective Amendment No. 26

Exhibit Number	Description
to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/21262, filed on April 6, 2016.)
8(c)(iv).	Ninth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated November 19, 2014. (Incorporated herein by reference to Exhibit 8(e)(iv) to Post-Effective Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/21262, filed on April 6, 2016.)
8(c)(v).	Tenth Amendment to Participation Agreement among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (03-06-17) (Incorporated herein by reference to Exhibit 8(e)(v) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)
8(d).	Amended and Restated Participation Agreement among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003 and December 8, 2004.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)
8(d)(i).	Summary Prospectus Agreement. (4/30/10). (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)
8(d)(ii).	Amendment to the Participation Agreement with Fidelity Variable Insurance Products Funds (effective November 17, 2014.) (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors Variable Annuity Account One’s Registration Statement on Form N-4 File No. 333-200247, filed November 17, 2014.)
8(d)(iii).	Amendments to the Participation Agreement among MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective June 1, 2015, April 28, 2008, May 16, 2007 and October 1, 2005). (Incorporated herein by reference to Exhibit 8(l)(iii) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 5, 2017.)
8(d)(iv).	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Brighthouse Life Insurance Company (effective 3-06-17) (Incorporated herein by reference to Exhibit 8(l)(iv) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)
8(e).	Participation Agreement among Delaware Group Premium Fund, Inc., Delaware Distributors, L.P., Delaware Management Company and The Travelers Insurance Company and The Travelers Life and Annuity Company dated May 1, 1998 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to MetLife of CT Fund UL III for Variable Life Insurance’s Registration Statement on Form N-6 (File No. 333-71349) filed April 9, 2009.)
8(e)(i).	Amendment to Participation Agreement currently in effect between Delaware VIP Trust(R), Delaware Management Company, a series of Delaware Management Business Trust, Delaware Distributors, L.P. and Metropolitan Life Insurance Company and MetLife Insurance Company of Connecticut (Summary) (4/30/10). (Filed with Post-Effective Amendment No. 3 to this Registration Statement on Form N-4, File No. 333-152194, on April 5, 2011.)
8(e)(ii).	Amendment to the Participation Agreement dated May 1, 1998 among MetLife Insurance Company of Connecticut, Delaware VIP Trust, Delaware Management Company and Delaware Distributors, L.P. (Filed with Post-Effective Amendment No.

Exhibit Number	Description
7 to this Registration Statement on Form N-4, File No. 333-152194, on April 8, 2015).
8(e)(iii).	Amendment to Participation Agreement among Brighthouse Life Insurance Company, Delaware VIP Trust, Delaware Management Company and Delaware Distributors, L.P. (03-06-17) (Filed with Post-Effective Amendment No. 11 to this Registration Statement on Form N-4, File No. 333-152194, on April 25, 2018.)
8(f).	Amended and Restated Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)
8(f)(i).	Amendment No. 5 to A&R Participation Agreement (update schedules) (10/5/10), (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)
8(f)(ii).	Participation Agreement Addendum effective as of May 1, 2011, Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(ii) to Post-Effective Amendment No. 4, to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)
8(f)(iii).	Amendment dated January 15, 2013 to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective Amendment No. 23, Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)
8(f)(iv).	Amendment No. 7 to the Amended and Restated Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/ Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife investors Distribution Company. (Incorporated herein by reference to Exhibit 8(ii)(e) to MetLife Investors Variable Annuity Account One’s Registration Statement on Form N-4, File Nos. 333-200247/811-05200, filed November 17, 2014.)
8(f)(v).	Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1, 2014). (Incorporated herein by reference to Exhibit 8(i)(v) to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 6, 2016.)
8(f)(vi).	Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (03-06-17) (Incorporated herein by reference to Exhibit 8(i)(vi) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)
8(g).	Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and Amendments to the Participation Agreement (respectively effective July 1, 2000, October 15, 2000, May 1, 2001, May 24, 2001, January 31, 2002, May 1, 2003,August 1, 2004 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(j) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)
8(g)(i).	Amendment No. 8 to Participation Agreement between MetLife Insurance Company of Connecticut and Janus Aspen Series, effective as of May 1, 2011. (Incorporated herein by reference to Exhibit 8(e)(i) to Post-Effective Amendment No. 4 to the

Exhibit Number	DescriptionRegistration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)
8(g)(ii).	Amendment No. 9 to Fund Participation Agreement among Janus Aspen Series and MetLife Insurance Company USA. (Incorporated herein by reference to Exhibit 8(e)(ii) to Post-Effective Amendment No. 7 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-152189, filed April 8, 2015).
8(h).	Participation Agreement among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)
8(h)(i).	Amendment to Participation Agreement between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, and First MetLife Investors Insurance Company (4/30/10). Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to this Registration Statement on Form N-4, File No. 333-152189, filed on April 5, 2011.)
8(h)(ii).	Second Amendment to Participation Agreement among Legg Mason Investors Services, LLC, Legg Mason Partners Fund advisor, LLC, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200237/811-03365, filed on November 17, 2014.)
8(h)(iii).	Third Amendment to Participation Agreement among Brighthouse Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and LMP Fund Advisor, LLC (10-3-19). (Incorporated herein by reference to Exhibit 8(j)(iii) to Post-Effective Amendment No. 32 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed electronically on April 3, 2020.)

8(i)(i).	Amendment No. 2 to Participation Agreement among MetLife Insurance Company of Connecticut, Wells Fargo Funds Trust and Wells Fargo Funds Distributor, LLC, effective April 30, 2012. (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 File No. 333-152194 filed April 3, 2013.)
8(i)(ii).	Amendment No. 3 to the Participation Agreement dated May 1, 1998 among MetLife Insurance Company of Connecticut, Wells Fargo Variable Trust, Wells Fargo Funds Distributor, LLC and Wells Fargo Funds Management, LLC. (Filed with Post-Effective Amendment No. 7 to this Registration Statement on Form N-4, File No. 333-152194, on April 8, 2015).
9.	Opinion of Counsel as to the legality of securities being registered. (Filed with Pre-Effective Amendment No. 1 to this Registration Statement on Form N-4, File No. 333-152194, on November 20, 2008.)
10.	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith.)
11.	Not Applicable

12.	Not Applicable

13.	Powers of Attorney for Eric T. Steigerwalt, Myles J. Lambert, Conor E. Murphy, John L. Rosenthal, Edward A. Spehar and Lynn A. Dumais (Filed herewith.)

Item 25. Directors and Officers of the Depositor
Principal Business Address:
Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, North Carolina 28277
Name and Principal Business Address	Positions and Offices with Depositor

Eric T. Steigerwalt 11225 North Community House Road Charlotte, NC 28277	Director, Chairman of the Board, President and Chief Executive Officer

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Conor Murphy 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

John Rosenthal 334 Madison Avenue Morristown, NJ 07960	Director, Vice President and Chief Investment Officer

Edward Spehar 11225 North Community House Road Charlotte, NC 28277	Director, Vice President and Chief Financial Officer

Michele Abate One Financial Center, 21st Floor Boston, MA 02111	Vice President

Devon Arendosh 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Information Security Officer

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Kimberly Berwanger 11225 North Community House Road Charlotte, NC 28277	Vice President

David Chamberlin 18205 Crane Nest Drive Tampa, FL 33647	Vice President

Patrisha Cox 11225 North Community House Road Charlotte, NC 28277	Vice President

Ruth Damian 11225 North Community House Road Charlotte, NC 28277	Vice President

Kumar Das Gupta 11225 North Community House Road Charlotte, NC 28277	Vice President

Christine DeBiase 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Assistant Secretary

David Dooley 334 Madison Avenue Morristown, NJ 07960	Vice President

Meghan Doscher 11225 North Community House Road Charlotte, NC 28277	Vice President

Micah Dowling 11225 North Community House Road Charlotte, NC 28277	Vice President

Lynn Dumais 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Accounting Officer

Tara Figard 11225 North Community House Road Charlotte, NC 28277	Vice President

Kevin Finneran 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Officer

Jason Frain 11225 North Community House Road Charlotte, NC 28277	Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Compliance Officer

James Hamalainen 11225 North Community House Road Charlotte, NC 28277	Vice President

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jeffrey Hughes 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Technology Officer

Gregory Illson 11225 North Community House Road Charlotte, NC 29277	Vice President

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue Morristown, NJ 07960	Chief Derivatives Officer
Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Vice President

Marie Pennington 11225 North Community House Road Charlotte, NC 28277	Vice President

Marc Pucci 334 Madison Avenue Morristown, NJ 07960	Vice President

Kevin Rankin 11225 North Community House Road Charlotte, NC 28277	Vice President and Controller

Mark Reilly 11225 North Community House Road Charlotte, NC 28277	Vice President

Roger Andrew Vigar 11225 North Community House Road Charlotte, NC 28277	Vice President

Michael Villella 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Actuary

Antoine Walthour 11225 North Community House Road Charlotte, NC 28277	Vice President

Mark Wessel 11225 North Community House Road Charlotte, NC 28277	Vice President

James Wiviott 334 Madison Avenue Morristown, NJ 07960	Vice President

Natalie Wright 11225 North Community House Road Charlotte, NC 28277	Vice President

Phyllis Zanghi 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. The Depositor is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc.

ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2019
The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2019.
That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)
Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.
The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.
A.	Brighthouse Holdings, LLC (DE)
	1.	New England Life Insurance Company (MA)
	2.	Brighthouse Life Insurance Company (DE)
		a.		Brighthouse Reinsurance Company of Delaware (DE)
		b.		Brighthouse Life Insurance Company of NY (NY)
		c.		Brighthouse Connecticut Properties Ventures, LLC (DE)
		d.		Brighthouse Renewables Holdings, LLC (DE)
			(i.)	Greater Sandhill I, LLC (DE)
		e.		Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
			(i.)	1075 Peachtree LLC (DE)
		f.		Brighthouse Assignment Company (CT)
		g.		ML 1065 Hotel, LLC (DE)
		h.		TIC European Real Estate LP, LLC (DE)
		i.		Euro TL Investments LLC (DE)
		j.		TLA Holdings LLC (DE)
			(i.)	The Prospect Company (DE)
		k.		Euro TI Investments LLC (DE)
		l.		TLA Holdings II LLC (DE)
	3.	Brighthouse Securities, LLC (DE)
	4.	Brighthouse Services, LLC (DE)
	5.	Brighthouse Investment Advisers, LLC (DE)
Item 27. Number of Contract Owners
As of January 31, 2020, there were 153,836 owners of qualified contracts and 32,838 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account Eleven for Variable Annuities).
Item 28. Indemnification
Pursuant to applicable provisions of Brighthouse Life Insurance Company’s by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company’s affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC’s distribution of the Contracts.
Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of Brighthouse, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a)	Brighthouse Securities, LLC serves as principal underwriter and distributor for the following investment companies (including the Registrant):
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account
(b)	Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.

Name And Principal Business Address	Positions And Offices With Underwriter
Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Manager, President and Chief Executive Officer

Philip Beaulieu 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Melissa Cox 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Michael Davis 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President, Chief Compliance Officer and General Counsel
Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

John Lima 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President and Chief Derivatives Officer

Kevin Rankin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Financial Officer

James Wiviott 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President

Phyllis Zanghi 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director
(c)	Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation On Redemption	(4) Brokerage Commissions	(5) Other Compensation
Brighthouse Securities, LLC	$649,095,230	$0	$0	$0

Item 30. Location of Accounts and Records
Omitted.
Item 31. Management Services
Pursuant to a services agreement, the amount paid by Brighthouse Services, LLC on behalf of BLIC to Computer Sciences Corporation for the provision of certain administrative and recordkeeping services relating to the Contracts and other contracts and policies issued by BLIC for the period ended December 31, 2018 was $3,648,125, and for the period ended December 31, 2019 was $5,747,547.
Pursuant to a services agreement, the amount paid by the principal underwriter, on behalf of Brighthouse Life Insurance Company to FASCore LLC, for the provisions of certain administrative and recordkeeping services related to the Gold Track Select Contracts for the years ended December 31, 2019, 2018 and 2017 were $1,175,261, $2,371,603 and $3,830,313, respectively. MetLife Investors Distribution Company served as principal underwriter and was the recipient of these services prior to March 6, 2017 and Brighthouse Securities, LLC, the principal underwriter, was the recipient of these services thereafter.
Item 32. Undertakings
The undersigned Registrant hereby undertakes:
(a)	To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;
(b)	To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	To deliver with any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
(d)	The undersigned registrant represents that it is relying on the exemptions from certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph (a) - (d) of Rule 6c-7 have been complied with.
(e)	The undersigned registrant represents that for its TSA variable annuities it is relying on the “no-action” position of the Commission staff as contained in its November 7, 1988 letter to the American Council of Life Insurance and has complied with the provisions of numbered paragraphs (1) - (4) of such letter.
(f)	The undersigned registrant represents that with respect to its TSA ERISA variable annuities, it is relying on the “no-action” position of the Commission staff as contained in its August 20, 2012 letter to the ING Life Insurance and Annuity Company and has complied with the provisions of such letter.
Brighthouse Life Insurance Company hereby represents that the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Brighthouse Life Insurance Company under the Contracts.

Signatures
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on this 1st day of April, 2020.
BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
(Registrant)
By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
By:	/s/ Gregory E. Illson

Gregory E. Illson, Vice President
By:	BRIGHTHOUSE LIFE INSURANCE COMPANY (Depositor)
By:	/s/ Gregory E. Illson

Gregory E. Illson, Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 1st day of April, 2020.
/s/ Eric T. Steigerwalt* Eric T. Steigerwalt	Chairman of the Board, President, Chief Executive Officer and a Director
/s/ Myles J. Lambert* Myles J. Lambert	Director and Vice President
/s/ Conor E. Murphy* Conor E. Murphy	Director and Vice President
/s/ John L. Rosenthal* John L. Rosenthal	Director, Vice President and Chief Investment Officer
/s/ Edward A. Spehar* Edward A. Spehar	Director, Vice President and Chief Financial Officer
/s/ Lynn A. Dumais* Lynn A. Dumais	Vice President and Chief Accounting Officer
*By:	/s/ Michele H. Abate

Michele H. Abate, Attorney-In-Fact
April 1, 2020
*	Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

Exhibit Index
10.	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm
13.	Powers of Attorney